UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

2013 Semiannual Report TIAA-CREF Funds Equity Funds April 30, 2013

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds listed on the cover of this report.
This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2013. The report contains three main sections:
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

     The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

TIAA-CREF Market Monitor

What powered the rally in stocks?

The last-minute passage of a tax bill in Congress on New Year’s Day 2013 enabled the nation to avoid the “fiscal cliff” and quickly ignited a stock market rally. At the same time, investors were encouraged by a 4.3% annual rise in home prices. That held the promise of a sustained economic recovery, and the broad U.S. stock market, as measured by the Russell 3000® Index, jumped 5.5% in January.

     Of course, the stock market had enjoyed solid January returns in 2011 and 2012. In all three cases, share prices were boosted in part by low interest rates and brighter economic prospects. In those previous years, many of the early gains were soon given back, but something was different this time: the Federal Reserve’s monetary policy went viral.

     By the spring of 2013, the European Central Bank and the Bank of Japan joined the Fed in flooding the markets with liquidity, hoping to promote growth. The rising tide of dollars, euros and yen lifted stock prices in markets throughout the world.

Signs of weakness appear in a flourishing market

For the six months ended April 30, 2013, U.S. stocks returned 15.2%. Stocks in developed foreign markets, as measured by the MSCI EAFE Index, performed even better, soaring 16.9%, while the MSCI Emerging Markets Index was up 5.3%. For the same period, investment-grade domestic bonds, constrained by low interest rates, returned just 0.9%, according to the Barclays U.S. Aggregate Bond Index.

At first glance, U.S. stocks looked almost uniformly strong. Investors favored value stocks during the six-month

Government cut spending; consumers did not

Contribution to percent change in real gross domestic product

The U.S. economy was estimated to have grown at an annual rate of 2.5% in the first quarter of 2013.

Source: News release from the Bureau of Economic Analysis, U.S. Department of Commerce, 4/26/13.

period, and, helped by the presence of rebounding banks, they earned 16.3%. But growth issues weren’t far behind; they returned 13.9%. Mid-cap companies generally did best, gaining 18.9%, while small and large caps were up 16.6% and 15.1%, respectively. On an annualized basis, these six-month results were truly extraordinary. (Returns by investment style and capitalization size are based on the Russell indexes.)

     However, investors demonstrated a clear preference among sectors. Most of the best performance within the Russell 3000 Index came from defensive stocks, which usually hold up better in a downturn. Health care was up 20.3%, and consumer staples gained 17.6%. Materials and information technology, two sectors more closely tied to the business cycle, trailed the broad market, returning 10.3% and 7.8%, respectively.

The economy lags far behind the market

Some encouraging signs appeared in the U.S. economy during the period—April housing starts were 13% higher than one-year earlier, and the unemployment rate dropped from 7.9% to 7.5% during the first four months of 2013. However, growth strong enough to put millions of Americans back to work and speed the reduction of private and public debt remained elusive.

     Gross domestic product grew at an estimated annual rate of 2.5% in the first quarter of 2013; with the population expanding at nearly 1% each year, that growth rate was meager on a per capita basis. As the graph on the left shows, resilient consumer spending was offset by cuts in government spending and a decline in net exports. Furthermore, many economists predicted domestic growth would slip as 2013 progressed.

     With government spending unlikely to increase any time soon, the U.S. economy depends increasingly on exports and on consumer spending here at home. The International Monetary Fund projected global growth would be muted in 2013, so exports weren’t expected to pick up soon.

     If American consumers had more diverse assets, including stocks and bonds, they might be able to help more, but the wealth of most households is concentrated in their homes. Roughly a quarter of all mortgages were larger than the market value of the home as of March 31, 2013, according to Zillow Real Estate Research.

     Until mortgage debt is paid down or renegotiated, consumer spending seems unlikely to spur vigorous growth. That was the context in which investors started looking to defensive sectors, even as the stock market’s strong performance continued.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	3

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed market countries outside North America.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The MSCI All Country World Commodity Producers Sector Capped Index measures the performance of the stocks of commodity producers in 45 developed and emerging market nations throughout the world. The index is composed of three sectors—energy, metals and agriculture. The weight of each sector is fixed at one-third of the index.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

     The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

     The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2012–April 30, 2013).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

     Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

     This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	5

Enhanced Large-Cap Growth Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Information technology	28.3
Consumer discretionary	17.9
Health care	13.8
Consumer staples	12.2
Industrials	11.8
Financials	5.2
Materials	4.6
Energy	3.1
Telecommunication services	2.7
Short-term investments,
other assets & liabilities, net	0.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	53.2
More than $15 billion–$50 billion	21.7
More than $2 billion–$15 billion	25.1

Total	100.0

Performance for the six months ended April 30, 2013

The Enhanced Large-Cap Growth Index Fund returned 12.10%, compared with the 13.71% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2013, the fund returned 9.16%, versus 12.60% for the index.

Large-cap growth stocks lag in a rising market

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 15.16% for the six-month period—performance that was much better than that of the previous six months, when the index rose just 1.78%. The market rallied as investors welcomed signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth.

     For the period, large-cap growth issues lagged the 16.31% advance of the large-cap value category, largely because the latter contained more financial stocks, many of which performed well. Within the growth category, large caps trailed both mid- and small-cap stocks, which advanced 17.75% and 16.60%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

     For the five years ended April 30, 2013, the Russell 1000 Growth Index posted an average annual return of 6.66%, outperforming both the 4.17% average gain of the Russell 1000 Value Index and the 5.63% average return of the Russell 3000 Index.

Health care and consumer discretionary lead the way

All ten industry sectors of the Russell 1000 Growth Index generated positive returns for the period, with all but one achieving double-digit gains. The largest contributions to benchmark performance came from the health care

Performance as of April 30, 2013

Enhanced Large-Cap Growth Index Fund		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	since inception

Institutional Class	11/30/2007	12.10%	9.16%	6.38%	4.73%

Russell 1000 Growth Index	—	13.71	12.60	6.66	4.96	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

6	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

and consumer discretionary sectors, which rose 23.5% and 18.9%, respectively. The consumer discretionary sector benefited from falling unemployment and an improving housing market. The president’s November re-election added clarity to the direction of health care policy, which was positive for health care stocks. Strong gains from industrials (up 17.2%) and consumer staples (up 16.5%) also helped benchmark performance. Together, these four sectors constituted more than one-half of the benchmark’s total market capitalization at period-end.

     The benchmark’s performance, however, was constrained by a 3.1% return from its largest sector, information technology. Technology stocks lagged the market, in part, because demand for personal computers slackened.

     The five largest stocks in the Russell 1000 Growth Index produced widely divergent returns for the six months. Google, Microsoft and Coca-Cola rose 21.2%, 17.9% and 15.5%, respectively. Trailing the index were IBM, which rose 5.0%, and Apple, which fell 24.9% as investors took profits after a more than fivefold price increase from 2009 to early 2013.

Stock selections constrain the fund’s relative results

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

     During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but the net result was to lower the fund’s return relative to that of its benchmark. Among the largest detractors were overweight positions in global nutrition company Herbalife, agricultural chemicals firm CF Industries and F5 Networks.

     Partly offsetting these negative factors were more favorable results from overweight investments in asset manager BlackRock, energy infrastructure provider Chicago Bridge & Iron and apparel manufacturer Hanesbrands.

Expense example

Six months ended April 30, 2013

Enhanced Large-Cap Growth Index Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,121.03	$1.95

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.96	1.86

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.37% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	7

Enhanced Large-Cap Value Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	28.8
Energy	14.3
Health care	11.0
Consumer discretionary	10.7
Industrials	9.1
Information technology	8.0
Utilities	6.2
Consumer staples	5.7
Materials	3.8
Telecommunication services	2.3
Short-term investments,
other assets & liabilities, net	0.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	39.8
More than $15 billion–$50 billion	23.2
More than $2 billion–$15 billion	35.1
$2 billion or less	1.9

Total	100.0

Performance for the six months ended April 30, 2013

The Enhanced Large-Cap Value Index Fund returned 15.58%, compared with the 16.31% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2013, the fund returned 18.45%, versus 21.80% for the index.

Large-cap value stocks outpace the broad market

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 15.16% for the six-month period—performance that was much better than that of the previous six months, when the index rose just 1.78%. The market rallied as investors welcomed signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth.

     For the period, large-cap value issues surpassed the 13.71% return of large-cap growth stocks, in part because the former contained more financial stocks, many of which performed well. Within the value category, however, large-cap stocks were outperformed by mid- and small-cap issues, which returned 19.89% and 16.58%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

     For the five years ended April 30, 2013, the Russell 1000 Value Index posted an average annual return of 4.17%, trailing both the 6.66% average return of the Russell 1000 Growth Index and the 5.63% average gain of the Russell 3000 Index.

Financials push the benchmark higher

For the period, all ten industry sectors of the fund’s benchmark produced positive results, and eight generated double-digit gains. The benchmark’s largest sector, financials, gained 18.9%, providing the greatest contribution to benchmark performance. Strong showings from information technology, consumer discretionary and health care, which rose 28.0%, 22.1% and

Performance as of April 30, 2013

Enhanced Large-Cap Value Index Fund		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	Since inception

Institutional Class	11/30/2007	15.58%	18.45%	3.55%	2.24%

Russell 1000 Value Index	—	16.31	21.80	4.17	2.82	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

8	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

17.6%, respectively, lifted the index, too. In combination, these four sectors made up more than one-half of the benchmark’s total market capitalization on April 30, 2013.
Only the energy and materials sectors produced single-digit gains. They advanced 7.8% and 4.1%, respectively. The energy sector struggled amid low natural gas prices.

     For the period, only one of the benchmark’s five largest stocks outperformed the index. Pfizer led the way, returning 19.0%. Chevron (up 12.5%), AT&T (up 11.0%) and General Electric (up 7.7%) posted gains but failed to keep pace with the benchmark. Exxon Mobil, the index’s largest individual component in terms of market capitalization at period-end, declined 1.1%, trailing the overall energy sector by almost nine percentage points.

Stock choices dampen relative results

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

     During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but the net result was to lower the fund’s return relative to that of its benchmark. The largest detractors included overweight positions in coal and natural gas producer Walter Energy (down 48.4%) and international mining company Cliffs Natural Resources (down 39.6%). A nonbenchmark investment in software provider VMware also negatively affected relative returns.

     These negative results were partly offset by a favorable out-of-benchmark stake in video content provider Netflix, which rose an extraordinary 172.7%. Other positive contributions came from underweight holdings in Exxon Mobil and drug maker Merck, and by avoiding gold producer Newmont Mining, which fell 39.5% for the period.

Expense example

Six months ended April 30, 2013

Enhanced Large-Cap Value Index Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,155.75	$1.98

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.96	1.86

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.37% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	9

Growth & Income Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Information technology	17.1
Financials	14.7
Health care	14.6
Consumer discretionary	13.8
Consumer staples	11.4
Energy	10.7
Industrials	9.7
Materials	3.9
Utilities	2.2
Telecommunication services	1.5
Short-term investments,
other assets & liabilities, net	0.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	48.5
More than $15 billion–$50 billion	26.1
More than $2 billion–$15 billion	24.4
$2 billion or less	1.0

Total	100.0

Performance for the six months ended April 30, 2013

The Growth & Income Fund returned 13.79% for the Institutional Class, compared with the 14.42% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2013, the fund returned 14.34%, versus 16.89% for the index. The table below shows returns for all share classes of the fund.

Stocks rally as risk appetites return

For the six months, large-cap U.S. stocks, as measured by the S&P 500 Index, posted a strong double-digit gain, which belied the gyrations of an off-again, on-again market.

     As the reporting period began, uncertainty surrounding the U.S. presidential election and the looming “fiscal cliff” deadline temporarily rattled investors, and large-cap stocks produced only modest gains in November and December of 2012. However, stocks rallied in the new year amid signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth. In this “risk-on” market environment, the S&P 500 produced solid monthly gains through period-end, highlighted by a 5.18% advance in January.

     Despite the benchmark’s strong six-month performance, it could not keep pace with the 15.16% return of the broad U.S. stock market, as measured by the Russell 3000® Index. More than one-fourth of the market value of the Russell index consisted of small- and mid-cap stocks at the end of the period, and both categories outpaced the large-cap issues that make up the S&P 500. During the period, investors favored small- and mid-cap stocks because of their higher return potential.

For the ten years ended April 30, 2013, the S&P 500 Index produced an average annual gain of 7.88%, versus the 8.48% average return of the Russell 3000 Index.

Performance as of April 30, 2013

		Total return		Average annual total return

Growth & Income Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	13.79%	14.34%	5.69%		9.42%
Retirement Class	10/1/2002	13.58	14.09	5.43		9.11
Retail Class	3/31/2006	13.60	14.03	5.43		9.30	*
Premier Class	9/30/2009	13.69	14.27	5.60	*	9.37	*

S&P 500 Index	—	14.42	16.89	5.21		7.88

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retail and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Large-cap stocks stage a broad advance

All ten industry sectors of the S&P 500 Index generated positive results, with eight posting double-digit gains. The largest contribution came from financials, the benchmark’s second-largest sector, which returned 19.0%. Strong gains from the sizable health care, consumer discretionary and consumer staples sectors also lifted benchmark performance. Together, these four sectors constituted more than one-half of the benchmark’s market capitalization on April 30, 2013.

However, information technology, the largest sector in the index at period-end, produced the smallest return; it gained just 6.7%.

Stock selections constrain the fund’s relative performance

Despite the fund’s strong absolute return, it underperformed its benchmark index largely because of individual stock choices that did not perform as expected. These included underweight holdings in technology giants Hewlett-Packard and Microsoft, which gained 51.1% and 17.9%, respectively. Overweight investments in telecommunications company CenturyLink, Discover Financial Services and Apple were also a drag on relative performance. In the case of Apple, its stock fell 24.9% during the six-month period as investors took profits after a more than fivefold price increase from 2009 to early 2013.

     Meanwhile, relative returns were enhanced by overweight holdings in several strongly performing biotechnology stocks. Chief among these were Gilead Sciences (up 50.8%) and Biogen Idec (up 58.4%). The fund also benefited from an overweight in video content provider Netflix, which jumped an extraordinary 172.7% after strong subscriber growth led to a series of better-than-expected earnings reports. Out-of benchmark positions in Delta Air Lines and BioMarin Pharmaceutical further boosted relative results.

Expense example

Six months ended April 30, 2013

Growth & Income Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,137.88	$2.44
Retirement Class	1,000.00	1,135.83	3.76
Retail Class	1,000.00	1,135.96	4.24
Premier Class	1,000.00	1,136.88	3.23

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.51	2.31
Retirement Class	1,000.00	1,021.27	3.56
Retail Class	1,000.00	1,020.83	4.01
Premier Class	1,000.00	1,021.77	3.06

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.71% for the Retirement Class, 0.80% for the Retail Class and 0.61% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	11

Large-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Information technology	30.0
Consumer discretionary	22.8
Health care	18.1
Industrials	12.4
Financials	5.8
Materials	5.4
Consumer staples	3.0
Energy	2.2
Short-term investments,
other assets & liabilities, net	0.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	37.1
More than $15 billion–$50 billion	37.6
More than $2 billion–$15 billion	24.9
$2 billion or less	0.4

Total	100.0

Performance for the six months ended April 30, 2013

The Large-Cap Growth Fund returned 15.13% for the Institutional Class, compared with the 13.71% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2013, the fund returned 12.62%, versus 12.60% for the index. The table below shows returns for all share classes of the fund.

Large-cap growth stocks lag in a rising market

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 15.16% for the six-month period—performance that was much better than that of the previous six months, when the index rose just 1.78%. The market rallied as investors welcomed signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth.

     For the period, large-cap growth issues lagged the 16.31% advance of the large-cap value category, largely because the latter contained more financial stocks, many of which performed well. Within the growth category, large caps trailed both mid- and small-cap stocks, which advanced 17.75% and 16.60%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

     For the five years ended April 30, 2013, the Russell 1000 Growth Index posted an average annual return of 6.66%, outperforming both the 4.17% average gain of the Russell 1000 Value Index and the 5.63% average return of the Russell 3000 Index.

Health care and consumer discretionary lead the way

All ten industry sectors of the Russell 1000 Growth Index generated positive returns for the period, with all but one achieving double-digit gains. The largest contributions to benchmark performance came from the health care

Performance as of April 30, 2013

		Total return		Average annual total return

Large-Cap Growth Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	15.13%	12.62%	5.25%		5.65%
Retirement Class	3/31/2006	15.12	12.40	5.00		5.39
Retail Class	3/31/2006	14.97	12.17	4.96		5.39
Premier Class	9/30/2009	15.18	12.56	5.16	*	5.58	*

Russell 1000 Growth Index	—	13.71	12.60	6.66		6.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

12	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

and consumer discretionary sectors, which rose 23.5% and 18.9%, respectively. The consumer discretionary sector benefited from falling unemployment and an improving housing market. The president’s November re-election added clarity to the direction of health care policy, which was positive for health care stocks. Strong gains from industrials (up 17.2%) and consumer staples (up 16.5%) also helped benchmark performance. Together, these four sectors constituted more than one-half of the benchmark’s total market capitalization at period-end.

     The benchmark’s performance, however, was constrained by a 3.1% return from its largest sector, information technology. Technology stocks lagged the market, in part, because demand for personal computers slackened.

     The five largest stocks in the Russell 1000 Growth Index produced widely divergent returns for the six months. Google, Microsoft and Coca-Cola rose 21.2%, 17.9% and 15.5%, respectively. Trailing the index were IBM, which rose 5.0%, and Apple, which fell 24.9% as investors took profits after a more than fivefold price increase from 2009 to early 2013.

Stock selections send the fund above its benchmark

For the period, the fund surpassed its benchmark by nearly one-and-a-half percentage points largely on the strength of numerous successful stock choices. The largest positive contributions came from overweight positions in biotechnology companies Celgene and Biogen Idec, which soared 61.0% and 58.4%, respectively. Overweight investments in Hertz, CBS and software company Adobe Systems also helped relative results, as did avoiding IBM.

     The positive effects of these holdings were partly offset by results from other investments that did not perform as expected. These included overweight stakes in software providers Intuit and Red Hat and medical device manufacturer Intuitive Surgical. An underweight in biotechnology firm Amgen, which rose 21.7% for the period, detracted from relative performance as well.

Expense example

Six months ended April 30, 2013

Large-Cap Growth Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,151.30	$2.51
Retirement Class	1,000.00	1,151.16	3.84
Retail Class	1,000.00	1,149.72	4.69
Premier Class	1,000.00	1,151.75	3.31

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.46	2.36
Retirement Class	1,000.00	1,021.22	3.61
Retail Class	1,000.00	1,020.43	4.41
Premier Class	1,000.00	1,021.72	3.11

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.72% for the Retirement Class, 0.88% for the Retail Class and 0.62% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	13

Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	23.2
Energy	14.4
Health care	13.9
Consumer discretionary	9.5
Industrials	9.3
Information technology	7.9
Consumer staples	7.2
Utilities	5.6
Materials	3.5
Telecommunication services	3.2
Short-term investments,
other assets & liabilities, net	2.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	43.3
More than $15 billion–$50 billion	24.7
More than $2 billion–$15 billion	28.1
$2 billion or less	3.9

Total	100.0

Performance for the six months ended April 30, 2013

The Large-Cap Value Fund returned 17.61% for the Institutional Class, compared with the 16.31% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2013, the fund returned 20.96%, versus 21.80% for the index. The table below shows returns for all share classes of the fund.

Large-cap value stocks outpace the broad market

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 15.16% for the six-month period—performance that was much better than that of the previous six months, when the index rose just 1.78%. The market rallied as investors welcomed signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth.

     For the period, large-cap value issues surpassed the 13.71% return of large-cap growth stocks, in part because the former contained more financial stocks, many of which performed well. Within the value category, however, large-cap stocks were outperformed by mid- and small-cap issues, which returned 19.89% and 16.58%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

     For the ten years ended April 30, 2013, the Russell 1000 Value Index posted an average annual gain of 8.42%, topping the 8.08% average return of the Russell 1000 Growth Index but slightly trailing the 8.48% average return of the Russell 3000 Index.

Financials push the benchmark higher

For the period, all ten industry sectors of the fund’s benchmark produced positive results, and eight generated double-digit gains. The benchmark’s largest sector, financials, gained 18.9%, providing the greatest contribution

Performance as of April 30, 2013

		Total return		Average annual total return

Large-Cap Value Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	10/1/2002	17.61%	20.96%	5.15%		9.25%
Retirement Class	10/1/2002	17.48	20.66	4.88		8.95
Retail Class	10/1/2002	17.37	20.45	4.86		9.00
Premier Class	9/30/2009	17.50	20.76	5.03	*	9.19	*

Russell 1000 Value Index	—	16.31	21.80	4.17		8.42

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

14	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

to benchmark performance. Strong showings from information technology, consumer discretionary and health care, which rose 28.0%, 22.1% and 17.6%, respectively, lifted the index, too. In combination, these four sectors made up more than one-half of the benchmark’s total market capitalization on April 30, 2013.

Only the energy and materials sectors produced single-digit gains. They advanced 7.8% and 4.1%, respectively. The energy sector struggled amid low natural gas prices.

     For the period, only one of the benchmark’s five largest stocks outperformed the index. Pfizer led the way, returning 19.0%. Chevron (up 12.5%), AT&T (up 11.0%) and General Electric (up 7.7%) posted gains but failed to keep pace with the benchmark. Exxon Mobil, the index’s largest individual component in terms of market capitalization at period-end, declined 1.1%, trailing the overall energy sector by almost nine percentage points.

Stock choices lift the fund above its benchmark

The fund outpaced its benchmark on the strength of numerous successful stock selections. The largest contributors included overweight holdings in Green Mountain Coffee Roasters and Hertz, which rose an exceptional 137.4% and 81.5%, respectively. Underweight positions in Exxon Mobil and gold producer Newmont Mining boosted relative results as well. A nonbenchmark stake in Freescale Semiconductor (up 73.2%) also aided fund performance.

     These positive contributors were partly offset by several detractors from relative performance, including overweights in international mining company Cliffs Natural Resources, J.C. Penney, and coal and natural gas producer Walter Energy, which fell 48.4% for the period. An out-of-benchmark position in Teva, an Israeli drug maker, also hurt relative results.

Expense example

Six months ended April 30, 2013

Large-Cap Value Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,176.12	$2.48
Retirement Class	1,000.00	1,174.78	3.77
Retail Class	1,000.00	1,173.73	4.37
Premier Class	1,000.00	1,175.00	3.24

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.51	2.31
Retirement Class	1,000.00	1,021.32	3.51
Retail Class	1,000.00	1,020.78	4.06
Premier Class	1,000.00	1,021.82	3.01

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.70% for the Retirement Class, 0.81% for the Retail Class and 0.60% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	15

Mid-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Consumer discretionary	25.0
Information technology	17.7
Industrials	16.0
Health care	14.2
Financials	7.9
Energy	5.8
Materials	4.9
Consumer staples	4.0
Telecommunication services	2.3
Utilities	0.6
Short-term investments,
other assets & liabilities, net	1.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $15 billion–$50 billion	19.4
More than $2 billion–$15 billion	74.2
$2 billion or less	6.4

Total	100.0

Performance for the six months ended April 30, 2013

The Mid-Cap Growth Fund returned 16.17% for the Institutional Class, compared with the 17.75% return of its benchmark, the Russell Midcap® Growth Index. For the one-year period ended April 30, 2013, the fund returned 12.62%, versus 14.42% for the index. The table below shows returns for all share classes of the fund.

Mid-cap growth stocks outpace the broad market

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 15.16% for the six-month period—performance that was much better than that of the previous six months, when the index rose just 1.78%. The market rallied as investors welcomed signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth.

     For the six months, the return of mid-cap growth stocks topped that of the broad market by more than two-and-a-half percentage points. Within the growth category, mid caps outpaced both the 13.71% advance of large-cap stocks and the 16.60% return of small-cap issues. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2013, the Russell Midcap Growth Index posted an average annual gain of 10.96%, exceeding the 8.48% average return of the Russell 3000 by nearly two-and-a-half points.

Consumer discretionary leads the benchmark higher

All ten industry sectors of the benchmark recorded double-digit gains for the period. Consumer discretionary, by far the index’s largest sector, returned 20.2% and made the biggest contribution to the benchmark’s return. Strong gains from the sizable industrial and health care sectors also helped. Together,

Performance as of April 30, 2013

		Total return		Average annual total return

Mid-Cap Growth Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	10/1/2002	16.17%	12.62%	6.27%		10.73%
Retirement Class	10/1/2002	16.00	12.33	6.00		10.43
Retail Class	10/1/2002	16.00	12.27	5.98		10.44
Premier Class	9/30/2009	16.13	12.45	6.15	*	10.67	*

Russell Midcap Growth Index	—	17.75	14.42	6.79		10.96

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

16	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

these three sectors made up more than one-half of the benchmark’s market capitalization on April 30, 2013.
Solid gains from consumer staples (up 23.2%) and financials (up 18.7%) also contributed to the advance. Even the weakest sector, information technology, clocked an impressive 11.5% gain.

     Three of the benchmark’s five largest stocks outpaced the index as a whole. Educational media distributor Discovery Communications was the best performer, soaring 33.6%, while industrial coatings manufacturer PPG Industries and entertainment conglomerate Liberty Global gained 26.9% and 20.6%, respectively. Wireless infrastructure provider Crown Castle International, the benchmark’s largest stock at period-end, underperformed with a 15.4% gain, while Alexion Pharmaceuticals also lagged, returning 8.4%.

Stock choices trim the fund’s relative performance

While the fund performed well in absolute terms, it trailed its benchmark because of several unfavorable stock selections. The largest detractor was an underweight position in video content provider Netflix, which jumped an impressive 172.7% after strong subscriber growth led to a series of better-than-expected earnings reports. Nonbenchmark holdings in social media marketer Bazaarvoice and software provider Servicesource, which fell 43.2% and 29.0%, respectively, also hurt the fund’s relative performance. Overweight investments in F5 Networks and network security appliance firm Fortinet detracted from returns as well.

     These negative effects were partly offset by overweights in several strongly performing stocks, including professional networking website LinkedIn (up 79.6%), BioMarin Pharmaceutical (up 77.3%) and electric vehicle manufacturer Tesla Motors (up 91.9%). A nonbenchmark position in retirement plan provider Financial Engines also helped, as did an underweight in medical equipment maker Edwards Lifesciences.

Expense example

Six months ended April 30, 2013

Mid-Cap Growth Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,161.75	$2.57
Retirement Class	1,000.00	1,160.02	3.91
Retail Class	1,000.00	1,159.99	4.45
Premier Class	1,000.00	1,161.29	3.38

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.41	2.41
Retirement Class	1,000.00	1,021.17	3.66
Retail Class	1,000.00	1,020.68	4.16
Premier Class	1,000.00	1,021.67	3.16

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.73% for the Retirement Class, 0.83% for the Retail Class and 0.63% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	17

Mid-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	26.2
Industrials	11.4
Consumer discretionary	10.7
Energy	10.5
Utilities	10.5
Information technology	9.7
Health care	7.0
Materials	6.3
Consumer staples	4.9
Telecommunication services	0.3
Short-term investments,
other assets & liabilities, net	2.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	0.2
More than $15 billion–$50 billion	25.6
More than $2 billion–$15 billion	70.4
$2 billion or less	3.8

Total	100.0

Performance for the six months ended April 30, 2013

The Mid-Cap Value Fund returned 17.91% for the Institutional Class, compared with the 19.89% return of its benchmark, the Russell Midcap® Value Index. For the one-year period ended April 30, 2013, the fund returned 18.16%, versus 23.66% for the index. The table below shows returns for all share classes of the fund.

Mid-cap value stocks lead the broad market by a wide margin

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 15.16% for the six-month period—performance that was much better than that of the previous six months, when the index rose just 1.78%. The market rallied as investors welcomed signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth.

     For the six months, the return of mid-cap value stocks topped that of the broad market by almost four-and-three-quarters percentage points. Within the value category, mid-cap stocks outpaced both the 16.31% advance of large-cap shares and the 16.58% return of small-cap issues. (Returns by investment style and capitalization size are based on the Russell indexes.)

     For the ten years ended April 30, 2013, the mid-cap value category posted an average annual return of 11.88%, exceeding the 8.48% average return of the Russell 3000 Index by nearly three-and-a-half percentage points.

Financial stocks fuel the benchmark’s advance

All ten industry sectors of the Russell Midcap Value Index achieved double-digit gains for the six-month period. Financials, which constituted almost one-third of the benchmark’s market capitalization at period-end, returned

Performance as of April 30, 2013

		Total return		Average annual total return

Mid-Cap Value Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	10/1/2002	17.91%	18.16%	5.88%		12.32%
Retirement Class	10/1/2002	17.72	17.85	5.62		12.01
Retail Class	10/1/2002	17.74	17.74	5.66		12.06
Premier Class	9/30/2009	17.78	17.97	5.77	*	12.26	*

Russell Midcap Value Index	—	19.89	23.66	7.49		11.88

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

18	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

a robust 19.7% and made the largest contribution to the benchmark’s rise. Strong gains from the information technology, industrials and utilities sectors also helped drive the index higher. Together, these three sectors made up almost one-third of the index on April 30, 2013.

     For the period, all of the benchmark’s five largest stocks, in terms of market capitalization at period-end, outpaced the index as a whole. Marathon Petroleum soared 44.2%, while Valero Energy gained 40.0%. Electrical power management company Eaton and two real estate investment trusts, Ventas and HCP, rounded out the top five; they earned 30.9%, 28.3% and 22.9%, respectively.

Stock choices limit the fund’s relative performance

For the period, the fund performed well in absolute terms but lagged its benchmark by nearly two percentage points because of a number of unsuccessful stock selections. These included underweight positions in Valero Energy and Marathon Petroleum. In addition, the fund avoided the stock of NYSE Euronext, the operator of several U.S. and European stock exchanges. An out-of-benchmark holding in Discover Financial Services also trimmed the fund’s relative return.

     These negative effects were partly offset by several favorable stock choices. Chief among these was an overweight stake in Green Mountain Coffee Roasters, which rose an extraordinary 137.4%. Nonbenchmark investments in United Continental Holdings (up 68.1%) and energy service provider Lufkin Industries (up 77.3%) also helped the fund. Underweights in retailer Kohl’s and Chesapeake Energy enhanced relative performance as well.

Expense example

Six months ended April 30, 2013

Mid-Cap Value Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,179.09	$2.49
Retirement Class	1,000.00	1,177.22	3.83
Retail Class	1,000.00	1,177.40	4.16
Premier Class	1,000.00	1,177.80	3.29

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.51	2.31
Retirement Class	1,000.00	1,021.27	3.56
Retail Class	1,000.00	1,020.98	3.86
Premier Class	1,000.00	1,021.77	3.06

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.71% for the Retirement Class, 0.77% for the Retail Class and 0.61% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	19

Small-Cap Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	23.7
Information technology	16.8
Consumer discretionary	14.7
Industrials	14.3
Health care	11.7
Energy	5.5
Materials	4.3
Consumer staples	4.2
Utilities	3.2
Telecommunication services	0.3
Short-term investments,
other assets & liabilities, net	1.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $15 billion–$50 billion	0.3
More than $2 billion–$15 billion	41.0
$2 billion or less	58.7

Total	100.0

Performance for the six months ended April 30, 2013

The Small-Cap Equity Fund returned 17.21% for the Institutional Class, compared with the 16.58% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2013, the fund returned 15.55%, versus 17.69% for the index. The table below shows returns for all share classes of the fund.

Small-cap stocks outperform in a rising market

For the six months, small-cap issues scored a double-digit gain and outpaced the 15.16% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

     Stocks surged across capitalization sizes, as investors reacted favorably to signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth. In this “risk-on” environment, some investors favored small-cap stocks over large caps because of the former’s higher return potential.

     Among small-cap stocks, returns in the growth and value categories were nearly identical. Growth issues rose 16.60%, while value stocks gained 16.58%. (Returns by investment style and capitalization size are based on the Russell indexes.)

     For the ten years ended April 30, 2013, small-cap stocks posted an average annual return of 10.47%—nearly two percentage points greater than the 8.48% average earnings of the broad market over the same period.

Performance as of April 30, 2013

		Total return		Average annual total return

Small-Cap Equity Fund*	Inception date	6 months	1 year	5 years		10 years

Institutional Class	10/1/2002	17.21%	15.55%	7.06%		10.07%
Retirement Class	10/1/2002	17.01	15.25	6.78		9.77
Retail Class	10/1/2002	17.03	15.18	6.76		9.84
Premier Class	9/30/2009	17.09	15.35	6.93	†	10.00	†

Russell 2000 Index	—	16.58	17.69	7.27		10.47

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

20	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Financials are key to the broad-based sector advance

For the period, all ten industry sectors of the Russell 2000 Index scored double-digit gains. The biggest contribution came from the benchmark’s largest sector—financials—which rose 16.9% and constituted almost one-quarter of the index’s market capitalization on April 30, 2013. Strong results from industrials and consumer discretionary, the benchmark’s third- and fourth-largest sectors, further aided the index’s advance. Solid contributions from the health care (up 17.9%) and information technology (up 15.6%) sectors helped as well.

     Four of the five largest stocks in the Russell 2000 Index posted double-digit gains during the six-month period. Alaska Air and Gulfport Energy soared 61.2% and 57.3%, respectively. Biopharmaceutical company Pharmacyclics, the benchmark’s largest individual component in terms of market capitalization at period-end, clocked a 33.5% advance, while real estate investment trust Two Harbors Investment rose 16.1%. Loan service provider Ocwen Financial substantially lagged the benchmark, falling 5.2%, as investors took profits after a more than tenfold price increase from 2008 through 2012.

Stock choices provide an extra margin of return

The fund outperformed its benchmark for the six months largely because of advantageous stock selections. The biggest contributions came from overweight holdings in casino and resort operator Boyd Gaming, credit risk manager Radian Group and retailer Rite Aid, whose stock rose an exceptional 128.5% following a series of better-than-expected quarterly earnings results. Avoiding utility Atlantic Power (down 67.2%) helped relative results as well.

     These positive contributors were partly offset by less favorable stock choices. Chief among these were overweight positions in Coeur d’Alene Mines (down 50.7%), electronic components maker OSI Systems (down 27.7%) and motion tracking device provider InvenSense (down 16.8%). Nonbenchmark holdings in personal care products distributer Nu Skin Enterprises and Internet retailer IAC/InterActive also trimmed the fund’s relative performance slightly.

Expense example

Six months ended April 30, 2013

Small-Cap Equity Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,172.13	$2.42
Retirement Class	1,000.00	1,170.09	3.77
Retail Class	1,000.00	1,170.26	4.47
Premier Class	1,000.00	1,170.86	3.23

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.56	2.26
Retirement Class	1,000.00	1,021.32	3.51
Retail Class	1,000.00	1,020.68	4.16
Premier Class	1,000.00	1,021.82	3.01

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.45% for the Institutional Class, 0.70% for the Retirement Class, 0.83% for the Retail Class and 0.60% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	21

Social Choice Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	20.0
Information technology	16.5
Consumer discretionary	12.7
Health care	11.2
Industrials	10.5
Energy	9.1
Consumer staples	8.6
Materials	4.6
Utilities	4.5
Telecommunication services	1.7
Short-term investments,
other assets & liabilities, net	0.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	26.9
More than $15 billion–$50 billion	47.0
More than $2 billion–$15 billion	23.1
$2 billion or less	3.0

Total	100.0

Performance for the six months ended April 30, 2013

The Social Choice Equity Fund returned 17.48% for the Institutional Class, compared with the 15.16% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2013, the fund returned 17.88%, versus 17.21% for the index. The table below shows returns for all share classes of the fund. The fund utilizes certain social criteria, while the benchmark does not.

Stock exclusions boost the fund’s return

Because of its social criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. The net effect of avoiding these companies was to help the fund outpace its benchmark by more than two percentage points.

     The fund’s outperformance for the six months was due in large part to its exclusion of three of the benchmark’s largest stocks in terms of market capitalization at period-end: Exxon Mobil (down 1.1%), Apple (down 24.9%) and General Electric (up 7.7%). Apple investors took profits, after a more than fivefold increase in the company’s share price from 2009 to early 2013 was followed by concerns about increased competition.

     In general, the stocks of large-cap companies lagged the broad market, as measured by the Russell 3000 Index, reflecting investors’ preference for the shares of smaller firms, which have the potential for higher returns.

     The positive effects cited above were partly offset by the exclusion of Bank of America (up 32.3%), which, along with the rest of the benchmark’s financial sector, performed exceptionally well for the period. The absence of two other stocks that did well, Walt Disney and biotechnology company Celgene, also reduced the fund’s relative return slightly.

Performance as of April 30, 2013

		Total return		Average annual total return

Social Choice Equity Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	17.48%	17.88%	5.94%		8.52%
Retirement Class	10/1/2002	17.32	17.62	5.67		8.19
Retail Class	3/31/2006	17.31	17.53	5.71		8.38	*
Premier Class	9/30/2009	17.44	17.74	5.81	*	8.45	*

Russell 3000 Index	—	15.16	17.21	5.63		8.48

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retail and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Successful stock choices benefit the fund

To compensate for the fund’s exclusion of some stocks of the Russell 3000 Index, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index.

     For the six-month period, advantageous positions in a number of strongly performing stocks helped boost the fund’s return, relative to that of the Russell 3000. Chief among these were overweight holdings in Yahoo, which climbed 46.9%, and in two health care companies—Gilead Sciences (up 50.8%) and Biogen Idec (up 58.4%). An overweight stake in credit risk manager Radian Group aided results as well.

     Other overweight investments, however, detracted slightly from relative returns. Time Warner Cable, Capital One Financial and Royal Gold, a precious metals royalty company, all lost ground for the period. An underweight position in biopharmaceutical company AbbVie, which was spun off from Abbott Laboratories in January of this year, also reduced the fund’s relative performance. In aggregate, however, these detractions did not prevent the fund from delivering a healthy margin of outperformance.

Expense example

Six months ended April 30, 2013

Social Choice Equity Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,174.77	$0.97
Retirement Class	1,000.00	1,173.24	2.32
Retail Class	1,000.00	1,173.11	2.64
Premier Class	1,000.00	1,174.39	1.78

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.90	0.90
Retirement Class	1,000.00	1,022.66	2.16
Retail Class	1,000.00	1,022.36	2.46
Premier Class	1,000.00	1,023.16	1.66

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.18% for the Institutional Class, 0.43% for the Retirement Class, 0.49% for the Retail Class and 0.33% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	23

Emerging Markets Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	29.8
Information technology	16.1
Consumer discretionary	14.0
Consumer staples	10.2
Industrials	9.2
Energy	7.7
Materials	5.7
Health care	3.0
Telecommunication services	2.5
Utilities	1.7
Short-term investments,
other assets & liabilities, net	0.1

Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2013

Brazil	12.5
China	11.8
Korea	11.0
Mexico	6.5
India	6.5
Taiwan	5.7
Russia	5.2
Philippines	4.6
Indonesia	4.1
Turkey	4.0
22 other nations	23.6
Short-term investments	4.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	20.7
More than $15 billion–$50 billion	23.4
More than $2 billion–$15 billion	41.1
$2 billion or less	14.8

Total	100.0

Performance for the six months ended April 30, 2013

The Emerging Markets Equity Fund returned 9.83% for the Institutional Class, compared with the 5.29% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2013, the fund returned 9.10%, versus 3.97% for the index. The table below shows returns for all share classes of the fund.

Emerging stocks trail developed markets

After falling 1.72% for the previous six months, the MSCI Emerging Markets Index rebounded to post a solid gain for the six-month reporting period. However, emerging market stocks lagged the 16.90% return of the 22 developed market nations that comprise the MSCI EAFE Index. The shortfall against the broad U.S. stock market was also pronounced; the Russell 3000® Index delivered a 15.16% return.

     The emerging markets index rose 7.69% for the first half of the period, when investors were buoyed by announcements of monetary easing by central banks and resolution of the “fiscal cliff” standoff in Washington. While developed market equities continued to climb during the second half of the period, emerging market stocks declined 2.23%.

     For the period, a falling dollar against many emerging market currencies increased the return of the MSCI Emerging Markets Index for U.S. investors. In terms of local currencies, the index gained 5.00%.

Gains in Taiwan and Brazil lead the way

For the six months, markets in Taiwan and Brazil rose 12.3% and 5.4%, respectively, and made the largest contributions to the benchmark’s return. The double-digit rally in Taiwanese stocks was due, in part, to proposed regulations aimed at encouraging capital flows from China. China and

Performance as of April 30, 2013

		Total return		Average annual total return

Emerging Markets Equity Fund*	Inception date	6 months	1 year	since inception

Institutional Class	8/31/2010	9.83%	9.10%	5.62%
Retirement Class	8/31/2010	9.75	8.91	5.36
Retail Class	8/31/2010	9.68	8.74	5.22
Premier Class	8/31/2010	9.70	8.97	5.48

MSCI Emerging Markets Index	—	5.29	3.97	5.05 †

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

24	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Korea—the two largest country components of the index at period-end—returned just 3.1% and 1.7%, respectively. (All returns are in U.S. dollars.)
These gains more than offset losses in Egypt (down 18.0%), Colombia (down 4.4%) and South Africa (down 1.0%).

Stock selections lift the fund’s relative performance

The fund outperformed its benchmark by more than four-and-a-half percentage points largely because of numerous successful stock choices, as well as favorable allocations to several national markets. These included a substantial overweight in stocks from the Philippines, a market that rose 31.9% during the period. Successful selections among Hong Kong, Mexican and Korean issues also contributed to the fund’s relative outperformance.

     Among individual stocks choices, out-of-benchmark investments in Mexican restaurant operator Alsea, Thai hospitality company Minor International and Hong Kong’s Melco Crown Entertainment boosted relative results. A significant underweight in Mexican telecommunications firm América Móvil aided returns as well.

     These positive results were partly offset by other holdings that did not perform as expected. Chief among them were nonbenchmark holdings in freight rail transportation company Globaltrans, China Metal Recycling and Chilean retailer Empresas La Polar.

     The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

     Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes, are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2013

Emerging Markets Equity Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,098.27	$4.94
Retirement Class	1,000.00	1,097.53	6.24
Retail Class	1,000.00	1,096.83	6.97
Premier Class	1,000.00	1,097.01	5.72

5% annual
hypothetical return
Institutional Class	1,000.00	1,020.08	4.76
Retirement Class	1,000.00	1,018.84	6.01
Retail Class	1,000.00	1,018.15	6.71
Premier Class	1,000.00	1,019.34	5.51

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.95% for the Institutional Class, 1.20% for the Retirement Class, 1.34% for the Retail Class and 1.10% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	25

Enhanced International Equity Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	25.7
Industrials	12.1
Consumer staples	11.6
Consumer discretionary	10.8
Health care	10.0
Materials	8.2
Energy	7.0
Telecommunication services	5.0
Information technology	4.0
Utilities	3.8
Short-term investments,
other assets & liabilities, net	1.8

Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2013

Japan	20.0
United Kingdom	17.8
France	8.7
Australia	8.1
Switzerland	8.1
Germany	7.3
Netherlands	3.7
Sweden	3.2
Hong Kong	2.9
Spain	2.7
14 other nations	9.1
Short-term investments	8.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	38.3
More than $15 billion–$50 billion	35.0
More than $2 billion–$15 billion	26.2
$2 billion or less	0.5

Total	100.0

Performance for the six months ended April 30, 2013

The Enhanced International Equity Index Fund returned 18.68%, compared with the 16.90% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2013, the fund returned 21.17%, versus 19.39% for the index.

Foreign stocks surge as investor doubts ease

For the six months, the MSCI EAFE Index, which measures stock performance in 22 developed market nations outside North America, posted a double-digit gain. This was a welcome reversal after three consecutive six-month periods of disappointing results.

     Most of the EAFE’s return came in the first half of the period, when investors were buoyed by the resolution of the “fiscal cliff” standoff in Washington and by signs of stabilization in Europe’s debt crisis. For the six months, the EAFE outpaced the 15.16% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

     A rising dollar, relative to the euro and yen, reduced the EAFE’s return for U.S. investors. (The dollar was weaker against the pound.) In terms of local currencies, the index gained 21.76% for the period.

For the five years ended April 30, 2013, the EAFE’s –0.93% average annual return lagged the 5.63% average return of the Russell 3000.

Impressive results from Japan lift the benchmark higher

All of the EAFE’s country components rose for the period, and 18 recorded double-digit gains. (Returns are in U.S. dollars.) Japanese stocks, the benchmark’s largest national component in terms of market capitalization, earned 30.9%. Solid gains from the United Kingdom, the benchmark’s second largest component (up 9.4%), Australia (up 18.8%) and Switzerland (up 22.2%) also boosted index results.

Performance as of April 30, 2013

Enhanced International Equity Index Fund*		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	since inception

Institutional Class	11/30/2007	18.68%	21.17%	–0.86%	–2.02%

MSCI EAFE Index	—	16.90	19.39	–0.93	–2.01	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

26	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Stock picks propel the fund above its benchmark

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

     During the period, stock selections using the enhanced indexing methodology produced mixed results, but the net effect was to enable the fund to outperform the MSCI EAFE Index by more than one-and-three-quarters percentage points. Positive contributors included overweight positions in three financial firms: Spain’s Bankia, Japan’s Sumitomo Mitsu Financial Group and Swedbank. Overweights in French car maker Renault and European Aeronautic Defence and Space, parent company of Airbus, also helped.

     These positive effects were partly offset by unsuccessful stock choices, such as overweight positions in Australian mining giant BHP Billiton and French tire manufacturer Michelin. An underweight in Japan’s Nomura Holdings trimmed relative results as well.

     The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

     Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2013

Enhanced International Equity Index Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,186.85	$2.71

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.32	2.51

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	27

Global Natural Resources Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Materials	56.6
Energy	30.6
Consumer staples	5.0
Financials	2.9
Industrials	2.1
Utilities	1.1
Short-term investments,
other assets & liabilities, net	1.7

Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2013

United States	43.2
United Kingdom	8.3
Canada	8.1
Switzerland	5.1
Australia	5.0
Indonesia	3.5
Norway	2.3
Turkey	2.3
Japan	2.2
Chile	1.8
16 other nations	15.3
Short-term investments	2.9

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	24.0
More than $15 billion–$50 billion	25.1
More than $2 billion–$15 billion	45.5
$2 billion or less	5.4

Total	100.0

Performance for the six months ended April 30, 2013

The Global Natural Resources Fund returned –1.45% for the Institutional Class, compared with the –1.72% return of its benchmark, the MSCI All Country World Commodity Producers Sector Capped Index. For the one-year period ended April 30, 2013, the fund returned –4.63%, versus –3.28% for the index. The table below shows returns for all share classes of the fund.

The fund’s portfolio spans three main commodity sectors

Under normal circumstances, the Global Natural Resources Fund invests at least 80% of its assets in the securities of companies primarily engaged in the ownership, development, exploration, production, distribution or processing of natural resources as well as in the securities of companies that supply firms producing natural resources. These natural resources include energy, metals, agricultural products or other commodities.

     Generally the fund invests more than 40% of its assets in securities issued by companies outside the United States, including investments in issuers listed in at least three foreign countries. The fund looks to invest in well-positioned companies in the natural resources sector in developed and emerging markets.

With many commodity prices falling, the fund holds up well

During the six months covered by this report, several key commodity prices declined in response to concerns about global economic growth. During the first quarter of 2013 alone, both copper and gold were down about 5%. Prices for aluminum, one of the mostly widely used industrial metals, were down 8%. At the same time, however, extremely cold weather sent the price of the Henry Hub natural gas index up 17%, while the West Texas crude index rose 6%.

Performance as of April 30, 2013

		Total return		Average annual total return

Global Natural Resources Fund*	Inception date	6 months	1 year	since inception

Institutional Class	11/1/2011	–1.45%	–4.63%	0.41%
Retirement Class	11/1/2011	–1.58	–4.85	0.17
Retail Class	11/1/2011	–1.59	–5.06	0.02
Premier Class	11/1/2011	–1.46	–4.74	0.26

MSCI All Country World Commodity Producers Sector Capped Index	—	–1.72	–3.28	–0.39 †

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

28	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

     In this challenging market environment, the fund’s portfolio proved more resilient than its benchmark index. The largest contributions to relative performance came from underweight positions in two large gold producers, Barrick Gold and Goldcorp, both of which were hurt by falling gold prices.

     An investment in Packaging Corporation of America, a manufacturer of cardboard boxes and containers, positively contributed to relative performance, as the company continued to benefit from strength in containerboard pricing. The fund also benefited from an overweight holding in Indonesian poultry producer PT Charoen Pokphand, which used its dominant market position to successfully pass through cost increases to its customers. An investment in Core Laboratories, which provides production enhancement services to the oil and gas industry, was boosted by the company’s better-than-expected earnings growth results.

     These positive effects were partly offset by results from other holdings that did not perform as anticipated, including a holding in Canada’s Detour Gold. Overweight positions in silver producer Fresnillo and coal and natural gas producer Walter Energy, and an underweight in International Paper, also trimmed relative performance slightly.

     The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustment or of the timing of foreign currency valuations.

     Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2013

Global Natural Resources Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$ 985.50	$3.69
Retirement Class	1,000.00	984.20	4.92
Retail Class	1,000.00	984.05	5.61
Premier Class	1,000.00	985.40	4.43

5% annual
hypothetical return
Institutional Class	1,000.00	1,021.08	3.76
Retirement Class	1,000.00	1,019.84	5.01
Retail Class	1,000.00	1,019.14	5.71
Premier Class	1,000.00	1,020.33	4.51

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.75% for the Institutional Class, 1.00% for the Retirement Class, 1.14% for the Retail Class and 0.90% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	29

International Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Materials	17.8
Financials	17.2
Consumer discretionary	16.8
Industrials	15.9
Health care	15.0
Consumer staples	10.8
Information technology	1.4
Utilities	1.3
Energy	0.4
Short-term investments,
other assets & liabilities, net	3.4

Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2013

United Kingdom	22.4
Switzerland	16.2
Germany	14.9
France	11.2
Japan	8.0
Sweden	5.4
India	2.5
Hong Kong	1.9
Italy	1.5
China	1.5
3 other nations	2.7
Short-term investments	11.8

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	22.8
More than $15 billion–$50 billion	30.6
More than $2 billion–$15 billion	44.8
$2 billion or less	1.8

Total	100.0
Performance for the six months ended April 30, 2013

The International Equity Fund returned 14.33% for the Institutional Class, compared with the 16.90% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2013, the fund returned 19.89%, versus 19.39% for the index. The table below shows returns for all share classes of the fund.

Foreign stocks surge as investor doubts ease

For the six months, the MSCI EAFE Index, which measures stock performance in 22 developed market nations outside North America, posted a double-digit gain. This was a welcome reversal after three consecutive six-month periods of disappointing results.

     Most of the EAFE’s return came in the first half of the period, when investors were buoyed by the resolution of the “fiscal cliff” standoff in Washington and by signs of stabilization in Europe’s debt crisis. For the six months, the EAFE outpaced the 15.16% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

     A rising dollar, relative to the euro and yen, reduced the EAFE’s return for U.S. investors. (The dollar was weaker against the pound.) In terms of local currencies, the index gained 21.76% for the period.

For the ten years ended April 30, 2013, the EAFE’s 9.23% average annual return topped the 8.48% average return of the Russell 3000.

Impressive results from Japan lift the benchmark higher

All of the EAFE’s country components rose for the period, and 18 recorded double-digit gains. (Returns are in U.S. dollars.) Japanese stocks, the benchmark’s largest national component in terms of market capitalization, earned 30.9% and provided two-fifths of the benchmark’s return. Solid gains from

Performance as of April 30, 2013

		Total return		Average annual total return

International Equity Fund*	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	14.33%	19.89%	–1.10%		9.45%
Retirement Class	10/1/2002	14.28	19.67	–1.35		9.00
Retail Class	3/31/2006	14.06	19.39	–1.38		9.51	†
Premier Class	9/30/2009	14.22	19.79	–1.21	†	9.39	†

MSCI EAFE Index	—	16.90	19.39	–0.93		9.23

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†

The performance shown for the Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retail and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

30	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

the United Kingdom, the benchmark’s second largest component (up 9.4%), Australia (up 18.8%) and Switzerland (up 22.2%) further boosted the index’s results. The weakest performance came from Israel (up 0.3%) and Norway (up 6.4%).

Despite strong gains, the fund lags its benchmark

The fund’s strong return in absolute terms nonetheless trailed that of its benchmark by more than two-and-a-half percentage points largely because of unfavorable positions in the stocks of Asia-Pacific companies. This included a substantial underweight in Japanese stocks, which led the index for the period.

     Among individual stock selections, an overweight investment in British cruise ship operator Carnival, which was hurt by a fire on one of its ships, reduced relative performance. Other detractions came from overweights in German chemical producer Lanxess and Swedish bearing manufacturer SKF, as well as an out-of-benchmark holding in China’s Anhui Conch Cement.

     These negative effects were partly offset by successful allocations among British and Swiss stocks. Individual stock choices that enhanced performance included overweight investments in Japanese camera maker Olympus and German drug maker Bayer, an underweight position in Royal Dutch Shell and a nonbenchmark holding in Swiss chemical company Clariant.

     The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

     Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2013

International Equity Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,143.34	$2.71
Retirement Class	1,000.00	1,142.79	4.09
Retail Class	1,000.00	1,140.62	4.72
Premier Class	1,000.00	1,142.21	3.51

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.27	2.56
Retirement Class	1,000.00	1,020.98	3.86
Retail Class	1,000.00	1,020.38	4.46
Premier Class	1,000.00	1,021.52	3.31

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.51% for the Institutional Class, 0.77% for the Retirement Class, 0.89% for the Retail Class and 0.66% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	31

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Growth Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$4,416,890	0.4%

CAPITAL GOODS
245,362		Honeywell International, Inc	18,043,922	1.5
80,685		Roper Industries, Inc	9,653,960	0.8
		Other	64,916,304	5.3

			92,614,186	7.6

COMMERCIAL & PROFESSIONAL SERVICES
68,633	*	Stericycle, Inc	7,434,327	0.6
		Other	4,270,932	0.4

			11,705,259	1.0

CONSUMER DURABLES & APPAREL
161,945	*	Hanesbrands, Inc	8,123,161	0.7
131,613		Nike, Inc (Class B)	8,370,587	0.7
8,808	*	NVR, Inc	9,072,240	0.7
		Other	9,845,132	0.8

			35,411,120	2.9

CONSUMER SERVICES
81,195		McDonald’s Corp	8,293,257	0.7
		Other	30,996,171	2.5

			39,289,428	3.2

DIVERSIFIED FINANCIALS
46,701	*	Affiliated Managers Group, Inc	7,270,412	0.6
		Other	15,279,218	1.3

			22,549,630	1.9

ENERGY
74,011		EOG Resources, Inc	8,967,173	0.7
203,320		Schlumberger Ltd	15,133,107	1.3
		Other	13,022,391	1.1

			37,122,671	3.1

FOOD & STAPLES RETAILING
120,008		Costco Wholesale Corp	13,012,468	1.1
156,282		Wal-Mart Stores, Inc	12,146,237	1.0
		Other	5,586,123	0.4

			30,744,828	2.5

FOOD, BEVERAGE & TOBACCO
212,269		Altria Group, Inc	7,749,941	0.7
569,906		Coca-Cola Co	24,124,121	2.0
82,252		Hershey Co	7,333,588	0.6
150,452		PepsiCo, Inc	12,407,776	1.0
230,072		Philip Morris International, Inc	21,992,583	1.8
		Other	29,111,026	2.4

			102,719,035	8.5

HEALTH CARE EQUIPMENT & SERVICES
458,324		Abbott Laboratories	16,921,322	1.4
17,843	*	Intuitive Surgical, Inc	8,783,931	0.7
		Other	32,041,549	2.7

			57,746,802	4.8

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS			$15,014,134	1.2%

INSURANCE			1,366,560	0.1

MATERIALS
173,227		Monsanto Co	18,504,108	1.5
61,655		PPG Industries, Inc	9,071,917	0.8
56,869		Sherwin-Williams Co	10,413,282	0.9
		Other	17,360,933	1.4

			55,350,240	4.6

MEDIA
386,108		Comcast Corp (Class A)	15,946,260	1.3
		Other	20,294,531	1.7

			36,240,791	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
194,808		AbbVie, Inc	8,970,908	0.7
81,391	*	Alexion Pharmaceuticals, Inc	7,976,318	0.7
105,597		Allergan, Inc	11,990,539	1.0
122,967		Amgen, Inc	12,814,391	1.0
60,156	*	Biogen Idec, Inc	13,169,953	1.1
131,264	*	Celgene Corp	15,498,341	1.3
283,937	*	Gilead Sciences, Inc	14,378,570	1.2
		Other	25,029,258	2.1

			109,828,278	9.1

REAL ESTATE
135,372		American Tower Corp	11,369,895	0.9
87,644		Simon Property Group, Inc	15,606,767	1.3
		Other	12,069,243	1.0

			39,045,905	3.2

RETAILING
42,501	*	Amazon.com, Inc	10,787,179	0.9
296,833		Gap, Inc	11,276,686	0.9
370,925		Home Depot, Inc	27,207,349	2.2
13,938	*	Priceline.com, Inc	9,700,708	0.8
311,730		TJX Companies, Inc	15,203,072	1.3
		Other	26,954,297	2.2

			101,129,291	8.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			22,315,404	1.8

SOFTWARE & SERVICES
185,321		Accenture plc	15,092,542	1.2
64,886	*,e	Alliance Data Systems Corp	11,145,468	0.9
48,587	*	Google, Inc (Class A)	40,063,383	3.3
150,378		International Business Machines Corp	30,457,560	2.5
34,535		Mastercard, Inc (Class A)	19,095,438	1.6
1,328,677		Microsoft Corp	43,979,209	3.6
820,585		Oracle Corp	26,898,776	2.2
		Other	24,865,382	2.1

			211,597,758	17.4

32	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Growth Index Fund ▪ April 30, 2013

Shares	Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
148,346	Apple, Inc	$65,680,192	5.4%
350,046	* EMC Corp	7,851,532	0.7
358,352	Qualcomm, Inc	22,081,650	1.8
	Other	14,849,246	1.2

		110,462,620	9.1

TELECOMMUNICATION SERVICES
593,252	Verizon Communications, Inc	31,982,215	2.6
	Other	495,341	0.1

		32,477,556	2.7

TRANSPORTATION
187,553	United Parcel Service, Inc (Class B)	16,099,550	1.3
	Other	22,821,387	1.9

		38,920,937	3.2

	TOTAL COMMON STOCKS
	(Cost $958,841,234)	1,208,069,323	99.6

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
12,269,394	c	TIAA-CREF Short Term Lending Portfolio
	of the State Street Navigator Securities Lending Trust	12,269,394	1.0

		12,269,394	1.0

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,269,394)	12,269,394	1.0

	TOTAL PORTFOLIO
	(Cost $971,110,628)	1,220,338,717	100.6
	OTHER ASSETS & LIABILITIES, NET	(7,551,302)	(0.6)

	NET ASSETS	$1,212,787,415	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $12,154,819.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	33

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Value Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
545,500		Ford Motor Co	$7,478,805	0.6%
193,920	*	General Motors Co	5,980,493	0.5
		Other	4,248,383	0.3

			17,707,681	1.4

BANKS
877,610		Wells Fargo & Co	33,331,628	2.6
		Other	17,343,185	1.3

			50,674,813	3.9

CAPITAL GOODS
86,800		Eaton Corp	5,330,388	0.4
1,199,274		General Electric Co	26,731,818	2.1
		Other	61,525,878	4.7

			93,588,084	7.2

COMMERCIAL & PROFESSIONAL SERVICES			6,036,890	0.5

CONSUMER DURABLES & APPAREL			22,861,357	1.8

CONSUMER SERVICES			14,434,722	1.1

DIVERSIFIED FINANCIALS
1,159,400		Bank of America Corp	14,272,214	1.1
478,383		Citigroup, Inc	22,321,351	1.7
140,410		Discover Financial Services	6,141,533	0.5
103,028		Goldman Sachs Group, Inc	15,049,300	1.2
251,800	e	iShares Russell 1000 Value Index Fund	20,745,802	1.6
680,800		JPMorgan Chase & Co	33,366,008	2.6
190,700	*	PowerShares QQQ Trust Series	13,488,211	1.0

70,400		SPDR Dow Jones Industrial Average ETF Trust	10,425,536	0.8
138,700		SPDR Trust Series 1	22,147,616	1.7
		Other	33,807,074	2.6

			191,764,645	14.8

ENERGY
117,500		Anadarko Petroleum Corp	9,959,300	0.8
266,680		Chevron Corp	32,537,627	2.5
153,000		ConocoPhillips	9,248,850	0.7
611,880		Exxon Mobil Corp	54,451,201	4.2
80,810		Hess Corp	5,832,866	0.5
225,400		Marathon Oil Corp	7,363,818	0.6
73,380		Marathon Petroleum Corp	5,750,057	0.4
102,750	d	Occidental Petroleum Corp	9,171,465	0.7
122,600		Phillips 66	7,472,470	0.6
139,800		Valero Energy Corp	5,636,736	0.4
		Other	36,953,566	2.9

			184,377,956	14.3

FOOD & STAPLES RETAILING			4,274,147	0.3

FOOD, BEVERAGE & TOBACCO
77,390		Philip Morris International, Inc	7,397,710	0.6
		Other	33,042,840	2.5

			40,440,550	3.1

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
177,180		Abbott Laboratories	$6,541,486	0.5%
95,950		Covidien plc	6,125,448	0.5
		Other	37,370,824	2.9

			50,037,758	3.9

HOUSEHOLD & PERSONAL PRODUCTS
222,442		Procter & Gamble Co	17,076,872	1.3
		Other	11,587,500	0.9

			28,664,372	2.2

INSURANCE
107,370		Allstate Corp	5,289,046	0.4
167,995	*	Berkshire Hathaway, Inc (Class B)	17,861,229	1.4
131,260		Prudential Financial, Inc	7,930,729	0.6
		Other	54,625,242	4.2

			85,706,246	6.6

MATERIALS
116,190	d	International Paper Co	5,458,606	0.4
105,400		LyondellBasell Industries AF S.C.A	6,397,780	0.5
		Other	36,644,995	2.9

			48,501,381	3.8

MEDIA
131,319		CBS Corp (Class B)	6,011,784	0.5
318,700		Comcast Corp (Class A)	13,162,310	1.0
204,350		Walt Disney Co	12,841,354	1.0
		Other	14,786,601	1.1

			46,802,049	3.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
160,854		Johnson & Johnson	13,709,586	1.1
268,440		Merck & Co, Inc	12,616,680	1.0
1,255,400		Pfizer, Inc	36,494,478	2.8
76,514		Thermo Electron Corp	6,173,149	0.5
		Other	22,605,505	1.7

			91,599,398	7.1

REAL ESTATE
38,680		Public Storage, Inc	6,382,200	0.5
41,500		Simon Property Group, Inc	7,389,905	0.6
80,800		Ventas, Inc	6,434,104	0.5
		Other	26,053,239	2.0

			46,259,448	3.6

RETAILING			36,424,365	2.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			11,306,123	0.9

SOFTWARE & SERVICES			40,817,650	3.2

TECHNOLOGY HARDWARE & EQUIPMENT
779,000		Cisco Systems, Inc	16,296,680	1.2
		Other	34,554,204	2.7

			50,850,884	3.9

34	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Value Index Fund ▪ April 30, 2013

Shares	Company		Value	% of net assets

TELECOMMUNICATION SERVICES
668,500	AT&T, Inc		$25,042,010	1.9%
	Other		5,094,676	0.4

			30,136,686	2.3

TRANSPORTATION			17,567,194	1.4

UTILITIES
75,400	DTE Energy Co		5,495,152	0.4
93,950	Duke Energy Corp		7,065,040	0.5
76,510	NextEra Energy, Inc		6,276,115	0.5
64,500	Sempra Energy		5,343,825	0.4
	Other		56,251,257	4.4

			80,431,389	6.2

	TOTAL COMMON STOCKS
	(Cost $1,005,441,997)		1,291,265,788	99.9

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
38,131,487	c	TIAA-CREF Short Term Lending Portfolio
	of the State Street Navigator Securities Lending Trust		38,131,487	2.9

			38,131,487	2.9

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $38,131,487)		38,131,487	2.9

	TOTAL PORTFOLIO
	(Cost $1,043,573,484)		1,329,397,275	102.8
	OTHER ASSETS & LIABILITIES, NET		(36,601,164)	(2.8)

	NET ASSETS		$1,292,796,111	100.0%

Abbreviation(s):
ETF – Exchange Traded Funds
SPDR – Standard & Poor’s Depositary Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $37,454,757.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	35

Summary portfolio of investments (unaudited)

Growth & Income Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
475,671		Delphi Automotive plc	$21,980,757	0.6%

			21,980,757	0.6

BANKS
1,538,762		Wells Fargo & Co	58,442,181	1.7
		Other	21,012,918	0.6

			79,455,099	2.3

CAPITAL GOODS
2,373,041		General Electric Co	52,895,084	1.5
615,939		Honeywell International, Inc	45,296,154	1.3
		Other	132,979,026	3.9

			231,170,264	6.7

COMMERCIAL & PROFESSIONAL SERVICES			24,287,947	0.7

CONSUMER DURABLES & APPAREL			58,362,050	1.7

CONSUMER SERVICES			46,505,155	1.4

DIVERSIFIED FINANCIALS
356,749		American Express Co	24,405,199	0.7
4,018,085		Bank of America Corp	49,462,626	1.4
1,268,808	d	Citigroup, Inc	59,202,581	1.7
523,246		Discover Financial Services	22,886,780	0.7
1,054,577		Morgan Stanley	23,358,881	0.7
449,163		State Street Corp	26,262,561	0.8
		Other	21,861,558	0.6

			227,440,186	6.6

ENERGY
423,183		Anadarko Petroleum Corp	35,868,991	1.0
662,974		Chevron Corp	80,889,458	2.4
639,761		Exxon Mobil Corp	56,932,331	1.7
833,661		Halliburton Co	35,655,681	1.0
		Other	155,463,638	4.6

			364,810,099	10.7

FOOD & STAPLES RETAILING
378,009		Wal-Mart Stores, Inc	29,378,859	0.8
260,936		Whole Foods Market, Inc	23,045,868	0.7

			52,424,727	1.5

FOOD, BEVERAGE & TOBACCO
1,146,078		Coca-Cola Co	48,513,482	1.4
284,445	d	Hershey Co	25,361,116	0.7
461,442	d	Kellogg Co	30,012,188	0.9
398,185		PepsiCo, Inc	32,838,317	1.0
514,809		Philip Morris International, Inc	49,210,592	1.4
		Other	73,360,765	2.2

			259,296,460	7.6

HEALTH CARE EQUIPMENT & SERVICES
544,613	d	Aetna, Inc	31,282,571	0.9
714,756		Medtronic, Inc	33,364,810	1.0
		Other	30,984,454	0.9

			95,631,835	2.8

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
516,405	d	Procter & Gamble Co	$39,644,412	1.2%
		Other	39,282,568	1.1

			78,926,980	2.3

INSURANCE
415,585		ACE Ltd	37,045,247	1.1
969,611		Hartford Financial Services Group, Inc	27,236,373	0.8
683,139		Metlife, Inc	26,635,589	0.8
		Other	41,443,606	1.2

			132,360,815	3.9

MATERIALS
544,344	d	International Paper Co	25,573,281	0.7
400,312		Monsanto Co	42,761,328	1.3
		Other	65,951,656	1.9

			134,286,265	3.9

MEDIA
1,060,430		Comcast Corp (Class A)	43,795,759	1.3
443,686		Time Warner, Inc	26,523,549	0.8
443,147		Walt Disney Co	27,847,357	0.8
		Other	48,595,365	1.4

			146,762,030	4.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
255,678	d	Amgen, Inc	26,644,204	0.8
159,439	*	Biogen Idec, Inc	34,905,980	1.0
1,053,979	*	Gilead Sciences, Inc	53,373,497	1.6
675,893		Johnson & Johnson	57,606,361	1.7
2,907,773		Pfizer, Inc	84,528,961	2.5
		Other	145,728,420	4.2

			402,787,423	11.8

REAL ESTATE
282,537		American Tower Corp	23,730,283	0.7
		Other	39,871,783	1.2

			63,602,066	1.9

RETAILING
87,418	*	Amazon.com, Inc	22,187,562	0.6
692,822		Home Depot, Inc	50,818,494	1.5
519,817		TJX Companies, Inc	25,351,475	0.7
		Other	102,173,639	3.0

			200,531,170	5.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			70,601,099	2.1

SOFTWARE & SERVICES
539,505	*,d	eBay, Inc	28,264,667	0.8
83,383	*,d	Google, Inc (Class A)	68,755,120	2.0
1,789,333		Microsoft Corp	59,226,922	1.7
904,733		Oracle Corp	29,657,148	0.9
		Other	81,539,245	2.4

			267,443,102	7.8

36	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
208,448	d	Apple, Inc	$92,290,352	2.7%
2,138,186		Cisco Systems, Inc	44,730,851	1.3
543,687		Qualcomm, Inc	33,501,993	1.0
		Other	79,083,628	2.3

			249,606,824	7.3

TELECOMMUNICATION SERVICES
976,313		Verizon Communications, Inc	52,633,034	1.5

			52,633,034	1.5

TRANSPORTATION			75,356,733	2.2

UTILITIES			73,532,239	2.2

	TOTAL COMMON STOCKS
		(Cost $2,685,397,966)	3,409,794,359	99.6

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
50,445,323	c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	50,445,323	1.4

			50,445,323	1.4

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $50,445,323)	50,445,323	1.4

	TOTAL PORTFOLIO
		(Cost $2,735,843,289)	3,460,239,682	101.0
	OTHER ASSETS & LIABILITIES, NET		(33,935,728)	(1.0)

	NET ASSETS		$3,426,303,954	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

The aggregate value of securities on loan is $49,422,303.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	37

Summary portfolio of investments (unaudited)

Large-Cap Growth Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
446,413		Delphi Automotive plc	$20,628,745	1.1%
		Other	7,089,427	0.4

			27,718,172	1.5

CAPITAL GOODS
284,387		Boeing Co	25,995,816	1.4
159,050		Cummins, Inc	16,921,329	0.9
190,584		Precision Castparts Corp	36,456,813	2.0
137,086		Roper Industries, Inc	16,402,340	0.9
130,823		W.W. Grainger, Inc	32,243,945	1.8
		Other	14,128,546	0.8

			142,148,789	7.8

COMMERCIAL & PROFESSIONAL SERVICES
529,180		Nielsen Holdings NV	18,320,212	1.0
340,396	*	Verisk Analytics, Inc	20,862,871	1.2
		Other	3,691,587	0.2

			42,874,670	2.4

CONSUMER DURABLES & APPAREL
376,911		Luxottica Group S.p.A.	19,521,814	1.1
460,717		Nike, Inc (Class B)	29,301,601	1.6
121,124	d	Ralph Lauren Corp	21,993,696	1.2
		Other	30,767,459	1.7

			101,584,570	5.6

CONSUMER SERVICES
657,900		Las Vegas Sands Corp	37,006,875	2.1
455,674		Starbucks Corp	27,723,206	1.5
		Other	16,791,996	0.9

			81,522,077	4.5

DIVERSIFIED FINANCIALS
844,724		Blackstone Group LP	17,359,078	0.9
110,732	*,e	IntercontinentalExchange, Inc	18,041,565	1.0
		Other	41,311,442	2.3

			76,712,085	4.2

ENERGY
435,498		Halliburton Co	18,626,250	1.0
		Other	22,050,496	1.2

			40,676,746	2.2

FOOD, BEVERAGE & TOBACCO			6,089,052	0.3

HEALTH CARE EQUIPMENT & SERVICES			23,804,754	1.3

HOUSEHOLD & PERSONAL PRODUCTS			47,489,740	2.6

MATERIALS
511,786		Monsanto Co	54,668,981	3.0
94,601		Sherwin-Williams Co	17,322,389	1.0
		Other	25,281,889	1.4

			97,273,259	5.4

Shares		Company	Value	% of net assets

MEDIA
537,994		CBS Corp (Class B)	$24,629,365	1.4%
612,318		Comcast Corp (Class A)	25,288,733	1.4
247,663	*	Discovery Communications, Inc (Class A)	19,520,798	1.1
323,201		Walt Disney Co	20,309,951	1.1

			89,748,847	5.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
212,261	*	Alexion Pharmaceuticals, Inc	20,801,578	1.2
269,934		Allergan, Inc	30,651,006	1.7
194,791		Amgen, Inc	20,299,170	1.1
268,201	*	Biogen Idec, Inc	58,717,245	3.2
360,503	*	Celgene Corp	42,564,589	2.4
1,042,780	*	Gilead Sciences, Inc	52,806,379	2.9
264,854		Perrigo Co	31,626,216	1.7
71,751		Roche Holding AG.	17,962,173	1.0
		Other	29,164,645	1.6

			304,593,001	16.8

REAL ESTATE			27,780,367	1.5

RETAILING
191,313	*	Amazon.com, Inc	48,557,152	2.7
411,173	*	Carmax, Inc	18,930,405	1.0
413,168		Home Depot, Inc	30,305,873	1.7
		Other	16,034,441	0.9

			113,827,871	6.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
516,328		Broadcom Corp (Class A)	18,587,808	1.0
		Other	21,618,354	1.2

			40,206,162	2.2

SOFTWARE & SERVICES
880,837	*	Adobe Systems, Inc	39,708,132	2.2
870,805	*	eBay, Inc	45,621,474	2.5
67,001	*	Google, Inc (Class A)	55,247,014	3.0
975,348		Intuit, Inc	58,169,755	3.2
58,048		Mastercard, Inc (Class A)	32,096,480	1.7
761,915		Oracle Corp	24,975,574	1.4
484,473	*	Red Hat, Inc	23,220,791	1.3
385,346	*	Salesforce.com, Inc	15,841,574	0.9
291,071		Visa, Inc (Class A)	49,033,821	2.7
1,086,404	*	Yahoo!, Inc	26,866,771	1.5
		Other	27,372,024	1.5

			398,153,410	21.9

TECHNOLOGY HARDWARE & EQUIPMENT
127,474		Apple, Inc	56,439,113	3.1
768,568	*	EMC Corp	17,238,980	1.0
484,367		Qualcomm, Inc	29,846,695	1.6
		Other	4,481,541	0.3

			108,006,329	6.0

38	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

TRANSPORTATION
845,098	*	Hertz Global Holdings, Inc	$20,349,960	1.1%
183,959		Kansas City Southern Industries, Inc	20,064,408	1.1

			40,414,368	2.2

	TOTAL COMMON STOCKS
		(Cost $1,401,750,794)	1,810,624,269	99.7

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
36,691,131	c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	36,691,131	2.0

			36,691,131	2.0

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $36,691,131)	36,691,131	2.0

	TOTAL PORTFOLIO
		(Cost $1,438,441,925)	1,847,315,400	101.7
	OTHER ASSETS & LIABILITIES, NET		(30,902,159)	(1.7)

	NET ASSETS		$1,816,413,241	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $35,820,765.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	39

Summary portfolio of investments (unaudited)

Large-Cap Value Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$27,745,544	0.7%

BANKS
1,731,102		TCF Financial Corp	25,187,534	0.7
2,438,240		Wells Fargo & Co	92,604,355	2.4
		Other	47,686,090	1.3

			165,477,979	4.4

CAPITAL GOODS
281,494		Boeing Co	25,731,366	0.7
439,961		General Dynamics Corp	32,539,515	0.9
6,029,530		General Electric Co	134,398,224	3.6
		Other	62,317,016	1.6

			254,986,121	6.8

COMMERCIAL & PROFESSIONAL SERVICES			46,565,921	1.2

CONSUMER DURABLES & APPAREL			31,802,350	0.9

CONSUMER SERVICES
887,081		Carnival Corp	30,613,165	0.8
452,304		Las Vegas Sands Corp	25,442,100	0.7
496,245	*	Penn National Gaming, Inc	29,055,145	0.8
		Other	32,231,279	0.8

			117,341,689	3.1

DIVERSIFIED FINANCIALS
5,455,744		Bank of America Corp	67,160,209	1.8
1,616,395		Citigroup, Inc	75,420,991	2.0
963,795		JPMorgan Chase & Co	47,235,593	1.3
734,090		Legg Mason, Inc	23,388,107	0.6
1,632,408		Morgan Stanley	36,157,837	1.0
497,838		State Street Corp	29,108,588	0.8
		Other	54,576,024	1.4

			333,047,349	8.9

ENERGY
263,272		Anadarko Petroleum Corp	22,314,935	0.6
908,455		Baker Hughes, Inc	41,234,772	1.1
709,474		Chevron Corp	86,562,923	2.3
1,439,856		Exxon Mobil Corp	128,132,785	3.4
474,299		Occidental Petroleum Corp	42,335,929	1.1
2,041,922	*	Weatherford International Ltd	26,116,182	0.7
		Other	193,827,096	5.2

			540,524,622	14.4

FOOD & STAPLES RETAILING			16,760,406	0.5

FOOD, BEVERAGE & TOBACCO
460,394		Kraft Foods Group, Inc	23,705,687	0.6
801,538		Mondelez International, Inc	25,208,370	0.7
		Other	69,032,473	1.8

			117,946,530	3.1

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
655,587		Cardinal Health, Inc	$28,990,057	0.8%
517,444		Medtronic, Inc	24,154,286	0.6
558,192		UnitedHealth Group, Inc	33,452,446	0.9
327,667		WellPoint, Inc	23,893,478	0.6
		Other	52,110,269	1.4

			162,600,536	4.3

HOUSEHOLD & PERSONAL PRODUCTS
907,703		Avon Products, Inc	21,022,401	0.6
1,025,801		Procter & Gamble Co	78,750,743	2.1
		Other	34,814,687	0.9

			134,587,831	3.6

INSURANCE
334,009		ACE Ltd	29,773,562	0.8
224,463	*	Berkshire Hathaway, Inc (Class B)	23,864,906	0.6
733,011		Metlife, Inc	28,580,099	0.8
296,389		Travelers Cos, Inc	25,314,585	0.7
		Other	124,869,645	3.3

			232,402,797	6.2

MATERIALS
1,143,487	e	Cleveland-Cliffs, Inc	24,402,012	0.7
		Other	105,592,494	2.8

			129,994,506	3.5

MEDIA
503,508		Comcast Corp (Class A)	20,794,881	0.6
509,849		Time Warner, Inc	30,478,773	0.8
		Other	11,912,084	0.3

			63,185,738	1.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
976,573		Johnson & Johnson	83,233,317	2.2
1,891,718		Merck & Co, Inc	88,910,746	2.4
3,140,971		Pfizer, Inc	91,308,027	2.4
687,206		Teva Pharmaceutical Industries Ltd (ADR)	26,313,118	0.7
		Other	70,279,177	1.9

			360,044,385	9.6

REAL ESTATE
136,279		Simon Property Group, Inc	24,267,201	0.7
		Other	113,357,659	3.0

			137,624,860	3.7

RETAILING			116,681,809	3.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			90,852,903	2.4

SOFTWARE & SERVICES
960,450	*	Yahoo!, Inc	23,751,928	0.6
		Other	54,134,622	1.5

			77,886,550	2.1

TECHNOLOGY HARDWARE & EQUIPMENT
2,828,151		Cisco Systems, Inc	59,164,919	1.6
1,166,164		Hewlett-Packard Co	24,022,979	0.6
		Other	45,814,684	1.2

			129,002,582	3.4

40	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund ▪ April 30, 2013

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
2,903,140	AT&T, Inc	$108,751,625	2.9%
	Other	11,447,508	0.3

		120,199,133	3.2

TRANSPORTATION		48,681,357	1.3

UTILITIES
328,940	Consolidated Edison, Inc	20,937,031	0.6
321,261	Duke Energy Corp	24,158,827	0.7
491,219	Entergy Corp	34,989,529	0.9
738,148	Exelon Corp	27,687,932	0.7
	Other	100,697,984	2.7

		208,471,303	5.6

	TOTAL COMMON STOCKS
	(Cost $3,126,195,478)	3,664,414,801	97.7

Principal	Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
	United States Treasury Bill
$36,000,000	0.035%–0.090%, 05/16/13	35,999,338	1.0
	Other	44,196,492	1.1

		80,195,830	2.1

Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
161,884,809	a,c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	$161,884,809	4.3%

			161,884,809	4.3

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $242,078,895)	242,080,639	6.4

	TOTAL PORTFOLIO
		(Cost $3,368,274,373)	3,906,495,440	104.1
	OTHER ASSETS & LIABILITIES, NET		(154,524,115)	(4.1)

	NET ASSETS		$3,751,971,325	100.0%

Abbreviation(s):
ADR – American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $156,879,010.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	41

Summary portfolio of investments (unaudited)

Mid-Cap Growth Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
355,633		Delphi Automotive plc	$16,433,801	1.1%
		Other	21,190,655	1.4

			37,624,456	2.5

BANKS			7,957,446	0.5

CAPITAL GOODS
344,306		Ametek, Inc	14,016,697	0.9
208,264		Chicago Bridge & Iron Co NV	11,202,521	0.7
89,413		Flowserve Corp	14,137,984	0.9
286,434		Ingersoll-Rand plc	15,410,149	1.0
142,196		Parker Hannifin Corp	12,594,300	0.8
202,233		Rockwell Collins, Inc	12,724,500	0.9
177,258		Roper Industries, Inc	21,208,920	1.4
91,209		TransDigm Group, Inc	13,389,481	0.9
68,107		W.W. Grainger, Inc	16,786,332	1.1
		Other	61,192,822	4.1

			192,663,706	12.7

COMMERCIAL & PROFESSIONAL SERVICES
156,933	*	Stericycle, Inc	16,998,982	1.1
		Other	10,673,470	0.7

			27,672,452	1.8

CONSUMER DURABLES & APPAREL
341,253	*	Jarden Corp	15,359,798	1.0
229,424	*	Michael Kors Holdings Ltd	13,063,403	0.9
12,649	*	NVR, Inc	13,028,470	0.8
126,901		Phillips-Van Heusen Corp	14,645,644	1.0
138,064		Polaris Industries, Inc	11,899,736	0.8
183,828		Tupperware Corp	14,761,388	1.0
68,934		VF Corp	12,285,417	0.8
		Other	6,834,795	0.4

			101,878,651	6.7

CONSUMER SERVICES			41,168,258	2.7

DIVERSIFIED FINANCIALS
78,836	*	Affiliated Managers Group, Inc	12,273,188	0.8
68,861	*,e	IntercontinentalExchange, Inc	11,219,523	0.7
461,486	e	iShares Russell Midcap Growth Index Fund	32,705,513	2.2
		Other	37,214,729	2.5

			93,412,953	6.2

ENERGY
249,698	*	Cameron International Corp	15,368,912	1.0
		Other	73,615,205	4.8

			88,984,117	5.8

FOOD & STAPLES RETAILING			10,596,634	0.7

FOOD, BEVERAGE & TOBACCO
111,895		Remy Cointreau S.A.	13,025,689	0.9
		Other	26,191,366	1.7

			39,217,055	2.6

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
359,441	*	Acadia Healthcare Co, Inc	$11,340,363	0.7%
362,693	*	Catamaran Corp	20,938,267	1.4
		Other	47,465,725	3.1

			79,744,355	5.2

HOUSEHOLD & PERSONAL PRODUCTS			11,529,084	0.8

INSURANCE			7,711,884	0.5

MATERIALS
127,299		PPG Industries, Inc	18,730,775	1.2
68,563		Sherwin-Williams Co	12,554,571	0.8
		Other	43,221,363	2.9

			74,506,709	4.9

MEDIA
178,043	*	Discovery Communications, Inc (Class A)	14,033,349	0.9
192,710	*,e	Liberty Global, Inc (Class A)	13,946,423	0.9
		Other	19,296,308	1.3

			47,276,080	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
116,121	*	Actavis, Inc	12,277,473	0.8
169,413	*,d	Alexion Pharmaceuticals, Inc	16,602,474	1.1
234,233	*	BioMarin Pharmaceuticals, Inc	15,365,685	1.0
125,711	*	Onyx Pharmaceuticals, Inc	11,917,403	0.8
52,548	*,d	Regeneron Pharmaceuticals, Inc	11,305,176	0.8
146,551	*	Vertex Pharmaceuticals, Inc	11,258,048	0.7
		Other	57,696,106	3.8

			136,422,365	9.0

REAL ESTATE
235,081	*	Realogy Holdings Corp	11,283,888	0.7

			11,283,888	0.7

RETAILING
270,810		Dick’s Sporting Goods, Inc	13,025,961	0.9
365,559		Gap, Inc	13,887,586	0.9
834,765	*	LKQ Corp	20,101,141	1.3
		Other	104,184,553	6.8

			151,199,241	9.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
411,220		Avago Technologies Ltd	13,142,591	0.9
354,895		Xilinx, Inc	13,454,069	0.9
		Other	29,870,712	1.9

			56,467,372	3.7

SOFTWARE & SERVICES
98,367	*,e	Alliance Data Systems Corp	16,896,500	1.1
172,999	*	Ansys, Inc	13,988,699	0.9
68,025	*	Equinix, Inc	14,564,153	0.9
194,155		Intuit, Inc	11,579,404	0.8
92,080	*,d	LinkedIn Corp	17,687,647	1.2
		Other	81,572,428	5.4

			156,288,831	10.3

TECHNOLOGY HARDWARE & EQUIPMENT			56,837,968	3.7

42	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Growth Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES
215,178	*	Crown Castle International Corp	$16,568,706	1.1%
227,910	*	SBA Communications Corp (Class A)	18,002,611	1.2

			34,571,317	2.3

TRANSPORTATION
597,402	*	Hertz Global Holdings, Inc	14,385,440	0.9
		Other	9,077,132	0.6

			23,462,572	1.5

UTILITIES			9,078,403	0.6

	TOTAL COMMON STOCKS
		(Cost $1,154,335,699)	1,497,555,797	98.4

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
127,953,375	c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	127,953,375	8.4

			127,953,375	8.4

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $127,953,375)	127,953,375	8.4

	TOTAL PORTFOLIO
		(Cost $1,282,289,074)	1,625,509,172	106.8
	OTHER ASSETS & LIABILITIES, NET		(102,954,449)	(6.8)

	NET ASSETS		$1,522,554,723	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $126,518,039.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	43

Summary portfolio of investments (unaudited)

Mid-Cap Value Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$57,225,050	1.4%

BANKS
1,060,000	*	CIT Group, Inc	45,060,600	1.1
2,020,000		Fifth Third Bancorp	34,400,600	0.9
		Other	151,052,267	3.8

			230,513,467	5.8

CAPITAL GOODS
595,000		Eaton Corp	36,538,950	0.9
770,000		KBR, Inc	23,161,600	0.6
		Other	267,640,629	6.8

			327,341,179	8.3

COMMERCIAL & PROFESSIONAL SERVICES			36,636,250	0.9

CONSUMER DURABLES & APPAREL
940,000		DR Horton, Inc	24,515,200	0.6
		Other	78,278,704	2.0

			102,793,904	2.6

CONSUMER SERVICES			36,799,320	0.9

DIVERSIFIED FINANCIALS
520,000		Ameriprise Financial, Inc	38,755,600	1.0
		Other	41,321,400	1.0

			80,077,000	2.0

ENERGY
395,000		Anadarko Petroleum Corp	33,480,200	0.8
660,000		Baker Hughes, Inc	29,957,400	0.8
385,000		Equitable Resources, Inc	28,921,200	0.7
550,000		Marathon Petroleum Corp	43,098,000	1.1
298,000		Noble Energy, Inc	33,760,420	0.9
915,000		Valero Energy Corp	36,892,800	0.9
		Other	209,237,950	5.3

			415,347,970	10.5

FOOD & STAPLES RETAILING			14,143,466	0.3

FOOD, BEVERAGE & TOBACCO
710,000		ConAgra Foods, Inc	25,112,700	0.6
395,000		Ingredion, Inc	28,443,950	0.7
1,040,000		Tyson Foods, Inc (Class A)	25,615,200	0.7
		Other	102,191,698	2.6

			181,363,548	4.6

HEALTH CARE EQUIPMENT & SERVICES
760,000	*	CareFusion Corp	25,414,400	0.7
427,500		Cigna Corp	28,287,675	0.7
430,000		Universal Health Services, Inc (Class B)	28,633,700	0.7
370,000		Zimmer Holdings, Inc	28,286,500	0.7
		Other	107,334,005	2.7

			217,956,280	5.5

Shares		Company	Value	% of net assets

INSURANCE
275,000		ACE Ltd	$24,513,500	0.6%
595,000		Aon plc	35,908,250	0.9
990,000		Hartford Financial Services Group, Inc	27,809,100	0.7
745,000		Marsh & McLennan Cos, Inc	28,317,450	0.7
245,000		PartnerRe Ltd	23,113,300	0.6
275,000		RenaissanceRe Holdings Ltd	25,819,750	0.7
880,000		XL Capital Ltd	27,403,200	0.7
		Other	125,957,608	3.2

			318,842,158	8.1

MATERIALS
315,000		Ashland, Inc	26,841,150	0.7
695,000		International Paper Co	32,651,100	0.8
485,000	*	WR Grace & Co	37,398,350	1.0
		Other	151,273,299	3.8

			248,163,899	6.3

MEDIA
880,371		DISH Network Corp (Class A)	34,501,740	0.8
1,720,000		Interpublic Group of Cos, Inc	23,804,800	0.6
		Other	30,906,167	0.8

			89,212,707	2.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			60,029,968	1.5

REAL ESTATE
1,420,000		Host Marriott Corp	25,943,400	0.7
730,000		Prologis, Inc	30,623,500	0.8
298,000		SL Green Realty Corp	27,028,600	0.7
470,000		Ventas, Inc	37,426,100	0.9
420,000		Vornado Realty Trust	36,775,200	0.9
		Other	253,026,667	6.4

			410,823,467	10.4

RETAILING
1,240,000	*	Liberty Media Holding Corp (Interactive A)	26,399,600	0.7
635,000		Macy’s, Inc	28,321,000	0.7
		Other	82,091,350	2.1

			136,811,950	3.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			142,693,050	3.6

SOFTWARE & SERVICES
1,380,000	*	Symantec Corp	33,534,000	0.9
		Other	59,773,760	1.5

			93,307,760	2.4

TECHNOLOGY HARDWARE & EQUIPMENT
525,000		Tyco Electronics Ltd	22,863,750	0.6
2,700,000		Xerox Corp	23,166,000	0.6
		Other	101,615,481	2.5

			147,645,231	3.7

TELECOMMUNICATION SERVICES			13,513,700	0.3

TRANSPORTATION			85,892,700	2.2

44	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Value Fund ▪ April 30, 2013

Shares	Company	Value	% of net assets

UTILITIES
1,377,000	Centerpoint Energy, Inc	$33,984,360	0.9%
696,000	Edison International	37,444,800	0.9
761,343	NiSource, Inc	23,396,070	0.6
351,960	OGE Energy Corp	25,492,463	0.6
960,000	PPL Corp	32,044,800	0.8
500,000	Sempra Energy	41,425,000	1.1
925,000	Xcel Energy, Inc	29,405,750	0.7
	Other	190,445,339	4.9

		413,638,582	10.5

	TOTAL COMMON STOCKS
	(Cost $2,999,937,926)	3,860,772,606	97.5

Principal	Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
	United States Treasury Bill
$50,800,000	0.060%–0.063%, 05/02/13	50,799,911	1.3
	Other	34,097,857	0.9

		84,897,768	2.2

Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
88,292,390	c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	$88,292,390	2.2%

			88,292,390	2.2

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $173,189,196)	173,190,158	4.4

	TOTAL PORTFOLIO
		(Cost $3,173,127,122)	4,033,962,764	101.9
	OTHER ASSETS & LIABILITIES, NET		(76,464,401)	(1.9)

	NET ASSETS		$3,957,498,363	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

The aggregate value of securities on loan is $87,449,460.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	45

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
576,351		Dana Holding Corp	$9,942,055	0.5%
		Other	16,647,207	0.9

			26,589,262	1.4

BANKS
821,141		FirstMerit Corp	14,066,145	0.7
589,301		Home Loan Servicing Solutions Ltd	13,347,668	0.7
249,993		Prosperity Bancshares, Inc	11,484,678	0.6
1,043,303		Susquehanna Bancshares, Inc	12,175,346	0.6
198,015	*	SVB Financial Group	14,080,847	0.7
		Other	85,530,672	4.5

			150,685,356	7.8

CAPITAL GOODS
181,300		Acuity Brands, Inc	13,227,648	0.7
188,100		Alliant Techsystems, Inc	13,987,116	0.7
259,200		Applied Industrial Technologies, Inc	10,951,200	0.6
316,277	*	EnerSys	14,498,137	0.7
172,500	*	Teledyne Technologies, Inc	12,947,850	0.7
		Other	106,001,014	5.5

			171,612,965	8.9

COMMERCIAL & PROFESSIONAL SERVICES			58,322,607	3.0

CONSUMER DURABLES & APPAREL
534,300		Brunswick Corp	16,915,938	0.9
247,432		Harman International Industries, Inc	11,062,685	0.6
		Other	46,411,634	2.4

			74,390,257	3.9

CONSUMER SERVICES
1,202,300	*,e	Boyd Gaming Corp	14,427,600	0.8
464,800		Hillenbrand, Inc	11,680,424	0.6
		Other	58,050,895	3.0

			84,158,919	4.4

DIVERSIFIED FINANCIALS
291,350		MarketAxess Holdings, Inc	12,329,932	0.6
		Other	50,821,504	2.7

			63,151,436	3.3

ENERGY
227,522		Bristow Group, Inc	14,379,391	0.7
198,462		Targa Resources Investments, Inc	13,050,861	0.7
		Other	77,986,128	4.1

			105,416,380	5.5

FOOD & STAPLES RETAILING
7,636,200	*	Rite Aid Corp	20,235,930	1.0
		Other	1,904,604	0.1

			22,140,534	1.1

FOOD, BEVERAGE & TOBACCO
252,900		Sanderson Farms, Inc	15,492,654	0.8
		Other	36,873,026	1.9

			52,365,680	2.7

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
232,179	*	Cyberonics, Inc	$10,081,212	0.5%
200,654	*	Medidata Solutions, Inc	13,315,400	0.7
377,400	*	Team Health Holdings, Inc	14,069,472	0.7
		Other	85,729,511	4.5

			123,195,595	6.4

HOUSEHOLD & PERSONAL PRODUCTS			6,963,328	0.4

INSURANCE
529,061		First American Financial Corp	14,162,963	0.8
		Other	50,599,099	2.6

			64,762,062	3.4

MATERIALS
245,340		Minerals Technologies, Inc	9,968,164	0.5
353,977		Worthington Industries, Inc	11,390,980	0.6
		Other	61,152,395	3.2

			82,511,539	4.3

MEDIA
1,028,000	*	Live Nation, Inc	12,983,640	0.7
		Other	18,708,197	0.9

			31,691,837	1.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
298,500	*	Acorda Therapeutics, Inc	11,811,645	0.6
370,223	*	Medicines Co	12,498,728	0.6
327,600	*	Parexel International Corp	13,415,220	0.7
		Other	64,611,516	3.4

			102,337,109	5.3

REAL ESTATE
138,411		Equity Lifestyle Properties, Inc	11,245,894	0.6
364,562		Extra Space Storage, Inc	15,887,612	0.8
154,323		Home Properties, Inc	9,947,660	0.5
1,176,400		Lexington Corporate Properties Trust	15,069,684	0.8
579,500		Omega Healthcare Investors, Inc	19,048,165	1.0
632,307		RLJ Lodging Trust	14,568,353	0.7
168,253		Sovran Self Storage, Inc	11,542,156	0.6
391,000	d	Starwood Property Trust, Inc	10,748,590	0.6
		Other	70,890,106	3.7

			178,948,220	9.3

RETAILING			65,751,410	3.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			71,510,708	3.7

SOFTWARE & SERVICES
398,909	*	Aspen Technology, Inc	12,158,746	0.6
224,424	*	Commvault Systems, Inc	16,504,141	0.9
190,300	*	Gartner, Inc	11,008,855	0.6
178,985	*	Manhattan Associates, Inc	12,566,537	0.6
214,326		MAXIMUS, Inc	17,079,639	0.9
		Other	97,995,134	5.1

			167,313,052	8.7

46	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
488,100	*,e	Aruba Networks, Inc	$10,977,369	0.6%
285,612	*	Synaptics, Inc	11,775,783	0.6
		Other	61,045,532	3.2

			83,798,684	4.4

TELECOMMUNICATION SERVICES			6,098,505	0.3

TRANSPORTATION
274,576	*	Alaska Air Group, Inc	16,924,865	0.9
762,500	*	Swift Transportation Co, Inc	10,690,250	0.5
		Other	16,499,600	0.9

			44,114,715	2.3

UTILITIES
321,400		Black Hills Corp	15,070,446	0.8
		Other	46,565,184	2.4

			61,635,630	3.2

	TOTAL COMMON STOCKS
		(Cost $1,571,997,766)	1,899,465,790	98.7

Principal		Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
$10,000,000		0.035%, 05/09/13	9,999,922	0.5

			9,999,922	0.5

Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
163,792,840	a,c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	$163,792,840	8.5%

			163,792,840	8.5

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $173,792,762)	173,792,762	9.0

	TOTAL PORTFOLIO
		(Cost $1,745,790,528)	2,073,258,552	107.7
	OTHER ASSETS & LIABILITIES, NET		(149,814,536)	(7.7)

	NET ASSETS		$1,923,444,016	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $159,531,638.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	47

Summary portfolio of investments (unaudited)

Social Choice Equity Fund ▪ April 30, 2013

Shares	Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS		$19,722,955	1.4%

BANKS
138,898	PNC Financial Services Group, Inc	9,428,396	0.6
318,356	US Bancorp	10,594,888	0.7
	Other	25,795,587	1.8

		45,818,871	3.1

CAPITAL GOODS
116,052	3M Co	12,151,805	0.8
149,482	Danaher Corp	9,109,433	0.6
95,932	Deere & Co	8,566,728	0.6
168,165	Emerson Electric Co	9,334,839	0.7
44,778	Precision Castparts Corp	8,565,584	0.6
	Other	58,689,597	4.0

		106,417,986	7.3

COMMERCIAL & PROFESSIONAL SERVICES		13,328,035	0.9

CONSUMER DURABLES & APPAREL		16,506,083	1.1

CONSUMER SERVICES
144,285	McDonald’s Corp	14,737,270	1.0
170,701	Starbucks Corp	10,385,449	0.7
	Other	10,841,048	0.8

		35,963,767	2.5

DIVERSIFIED FINANCIALS
178,169	American Express Co	12,188,541	0.8
318,317	Bank of New York Mellon Corp	8,982,906	0.6
36,325	BlackRock, Inc	9,680,612	0.7
161,492	Capital One Financial Corp	9,331,008	0.6
	Other	61,060,370	4.2

		101,243,437	6.9

ENERGY
108,868	Marathon Petroleum Corp	8,530,896	0.6
	Other	123,718,702	8.5

		132,249,598	9.1

FOOD & STAPLES RETAILING		14,058,656	1.0

FOOD, BEVERAGE & TOBACCO
188,881	General Mills, Inc	9,523,380	0.6
304,521	Mondelez International, Inc	9,577,185	0.7
206,351	PepsiCo, Inc	17,017,767	1.2
	Other	26,087,805	1.8

		62,206,137	4.3

HEALTH CARE EQUIPMENT & SERVICES
135,392	Baxter International, Inc	9,459,839	0.6
221,048	Medtronic, Inc	10,318,521	0.7
	Other	43,634,565	3.0

		63,412,925	4.3

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
91,968		Colgate-Palmolive Co	$10,981,899	0.8%
85,954		Kimberly-Clark Corp	8,869,593	0.6
306,006		Procter & Gamble Co	23,492,081	1.6
		Other	6,406,261	0.4

			49,749,834	3.4

INSURANCE
98,742		ACE Ltd	8,801,862	0.6
158,425		Aflac, Inc	8,624,657	0.6
207,389	*	Berkshire Hathaway, Inc (Class B)	22,049,599	1.5
108,342		Travelers Cos, Inc	9,253,490	0.7
		Other	39,868,421	2.7

			88,598,029	6.1

MATERIALS
82,191		Praxair, Inc	9,394,431	0.6
		Other	57,855,495	4.0

			67,249,926	4.6

MEDIA
186,696		Time Warner, Inc	11,160,687	0.8
		Other	34,321,544	2.3

			45,482,231	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
50,927	*	Biogen Idec, Inc	11,149,448	0.8
305,800		Bristol-Myers Squibb Co	12,146,376	0.8
246,214	*	Gilead Sciences, Inc	12,468,277	0.8
305,863		Johnson & Johnson	26,068,703	1.8
390,805		Merck & Co, Inc	18,367,835	1.3
		Other	20,432,926	1.4

			100,633,565	6.9

REAL ESTATE
114,519		American Tower Corp	9,618,451	0.6
64,086		Simon Property Group, Inc	11,411,794	0.8
		Other	36,386,740	2.5

			57,416,985	3.9

RETAILING
260,564		Lowe’s Companies, Inc	10,010,869	0.7
147,672		Target Corp	10,419,736	0.7
200,904		TJX Companies, Inc	9,798,088	0.7
		Other	37,895,474	2.6

			68,124,167	4.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
691,397		Intel Corp	16,558,958	1.1
269,661		Texas Instruments, Inc	9,764,425	0.7
		Other	13,578,626	0.9

			39,902,009	2.7

48	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund ▪ April 30, 2013

Shares	Company	Value	% of net assets

SOFTWARE & SERVICES
132,860	Accenture plc	$10,820,118	0.7%
28,873	* Google, Inc (Class A)	23,807,810	1.6
120,762	International Business Machines Corp	24,459,135	1.7
509,614	Oracle Corp	16,705,147	1.2
390,215	* Yahoo!, Inc	9,650,017	0.7
	Other	45,745,949	3.1

		131,188,176	9.0

TECHNOLOGY HARDWARE & EQUIPMENT
751,182	Cisco Systems, Inc	15,714,728	1.1
419,077	* EMC Corp	9,399,897	0.6
215,415	Qualcomm, Inc	13,273,872	0.9
	Other	30,502,092	2.1

		68,890,589	4.7

TELECOMMUNICATION SERVICES		24,285,042	1.7

TRANSPORTATION
133,499	United Parcel Service, Inc (Class B)	11,459,554	0.8
	Other	21,233,171	1.4

		32,692,725	2.2

UTILITIES
119,675	NextEra Energy, Inc	9,816,940	0.7
	Other	55,532,958	3.8

		65,349,898	4.5

	TOTAL COMMON STOCKS
	(Cost $1,086,373,874)	1,450,491,626	99.4

	TOTAL PORTFOLIO
	(Cost $1,086,373,874)	1,450,491,626	99.4
	OTHER ASSETS & LIABILITIES, NET	8,439,255	0.6

	NET ASSETS	$1,458,930,881	100.0%

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	49

Summary portfolio of investments (unaudited)

Emerging Markets Equity Fund ▪ April 30, 2013

Principal	Issuer	Value	% of net assets

EQUITY-LINKED NOTES
GERMANY		$2,075,055	0.3%

NIGERIA		1,777,260	0.3

	TOTAL EQUITY-LINKED NOTES
	(Cost $2,958,308)	3,852,315	0.6

Shares		Company

COMMON STOCKS

ARGENTINA			1,685,285	0.2

BRAZIL
303,296		Banco Bradesco S.A. (Preference)	4,987,349	0.7
517,900		Banco Itau Holding Financeira S.A.	8,707,813	1.2

86,700		Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,801,379	0.7
366,700		Cia de Concessoes Rodoviarias	3,625,304	0.5

161,160		Companhia Brasileira de Meios de Pagamento	4,275,583	0.6
149,200		Cosan SA Industria e Comercio	3,542,172	0.5
551,145		Petroleo Brasileiro S.A.	5,283,499	0.7
143,200		Ultrapar Participacoes S.A.	3,815,565	0.5
393,100		Vale S.A.	6,729,314	1.0
		Other	40,912,400	5.8

			86,680,378	12.2

CAMBODIA			2,820,860	0.4

CHILE			8,317,200	1.2

CHINA
11,411,090		China Construction Bank	9,577,447	1.3
1,486,000	e	China Overseas Land & Investment Ltd	4,537,146	0.6
2,214,000		CNOOC Ltd	4,146,976	0.6
3,840,000		Huaneng Power International, Inc	4,449,268	0.6
17,097,834		Industrial & Commercial Bank of China	12,052,343	1.7
251,900	e	Tencent Holdings Ltd	8,690,106	1.2
698,000		Xinao Gas Holdings Ltd	4,041,115	0.6
		Other	40,254,054	5.7

			87,748,455	12.3

COLOMBIA			9,662,851	1.4

GREECE			347,699	0.0

HONG KONG
744,000		AIA Group Ltd	3,309,652	0.5
1,486,500		Techtronic Industries Co	3,562,269	0.5
		Other	14,859,031	2.1

			21,730,952	3.1

INDIA
814,396	*	DEN Networks Ltd	3,349,861	0.4
282,437		HDFC Bank Ltd	3,586,181	0.5
676,707		ITC Ltd	4,134,998	0.6
281,027		Sun Pharmaceuticals Industries Ltd	4,964,052	0.7
		Other	31,950,974	4.5

			47,986,066	6.7

Shares		Company	Value	% of net assets

INDONESIA
4,564,500		PT Bank Mandiri Persero Tbk	$4,938,008	0.7%
		Other	25,409,766	3.6

			30,347,774	4.3

ITALY			2,468,696	0.4

JAPAN			5,441,854	0.8

KOREA, REPUBLIC OF
174,530	*	Hynix Semiconductor, Inc	4,753,558	0.6
23,838		Hyundai Motor Co	4,328,577	0.6
29,260		Samsung Electronics Co Ltd	40,467,142	5.7
		Other	31,940,553	4.5

			81,489,830	11.4

LUXEMBOURG			1,756,716	0.2

MACAU
678,000		Sands China Ltd	3,564,898	0.5
		Other	1,873,539	0.3

			5,438,437	0.8

MALAYSIA			18,155,970	2.5

MEXICO
1,814,000	e	Alfa S.A. de C.V. (Class A)	4,212,941	0.6
1,151,406	*	Alsea SAB de C.V.	3,519,942	0.5
5,196,239	*,e	Cemex S.A. de C.V.	5,858,570	0.8

610,100	e	Fomento Economico Mexicano S.A. de C.V.	6,938,447	1.0
716,380		Grupo Financiero Banorte S.A. de C.V.	5,401,922	0.8
		Other	22,241,218	3.1

			48,173,040	6.8

PERU
23,556		Credicorp Ltd (NY)	3,547,298	0.5
		Other	6,204,505	0.9

			9,751,803	1.4

PHILIPPINES			34,429,053	4.8

PUERTO RICO			1,160,354	0.2

RUSSIA
135,821		LUKOIL (ADR)	8,636,032	1.2
126,838		Magnit OAO (GDR)	6,481,462	0.9
806,766		Sberbank of Russian Federation (ADR)	10,412,703	1.5
		Other	13,443,481	1.9

			38,973,678	5.5

SINGAPORE			11,963,472	1.7

SOUTH AFRICA
151,186		Imperial Holdings Ltd	3,351,618	0.5
110,043		Naspers Ltd (N Shares)	7,374,269	1.0
763,446		Sanlam Ltd	3,917,100	0.6
		Other	10,254,766	1.4

			24,897,753	3.5

SWITZERLAND			2,495,137	0.3

50	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

TAIWAN
725,000		Catcher Technology Co Ltd	$3,680,470	0.5%
394,000		High Tech Computer Corp	4,027,330	0.6

4,754,000		Taiwan Semiconductor Manufacturing Co Ltd	17,644,143	2.5
183,000		TPK Holding Co Ltd	3,723,122	0.5
		Other	13,609,976	1.9

			42,685,041	6.0

THAILAND
380,700		Advanced Info Service PCL	3,508,675	0.5
3,919,610		Minor International PCL (Foreign)	4,006,416	0.6
		Other	19,491,951	2.7

			27,007,042	3.8

TURKEY
889,651		Turkiye Garanti Bankasi AS	4,922,365	0.7
		Other	24,734,041	3.5

			29,656,406	4.2

UKRAINE			2,401,799	0.3

UNITED KINGDOM
77,675		SABMiller plc (Johannesburg)	4,195,764	0.6
146,587	e	Standard Chartered plc (Hong Kong)	3,715,045	0.5
		Other	3,619,162	0.5

			11,529,971	1.6

UNITED STATES			1,239,511	0.2

	TOTAL COMMON STOCKS
		(Cost $603,355,076)	698,443,083	98.2

PREFERRED STOCKS
BRAZIL
151,960	*	Ambev Cia De Bebidas Das	6,288,786	0.9

			6,288,786	0.9

PHILIPPINES			4,183	0.0

	TOTAL PREFERRED STOCKS
		(Cost $5,533,408)	6,292,969	0.9

RIGHTS / WARRANTS
BRAZIL			275	0.0

UNITED STATES			1,518,876	0.2

	TOTAL RIGHTS / WARRANTS
		(Cost $1,381,207)	1,519,151	0.2

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
33,720,642	c	TIAA-CREF Short Term Lending Portfolio
	of the State Street Navigator Securities Lending Trust	$33,720,642	4.6%

		33,720,642	4.6

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,720,642)	33,720,642	4.6

	TOTAL PORTFOLIO
	(Cost $646,948,641)	743,828,160	104.5
	OTHER ASSETS & LIABILITIES, NET	(31,892,066)	(4.5)

	NET ASSETS	$711,936,094	100.0%

Abbreviation(s):
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $31,588,744.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	51

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund ▪ April 30, 2013

Sector	Value	% of net assets

FINANCIALS	$211,820,869	29.8%
INFORMATION TECHNOLOGY	114,634,353	16.1
CONSUMER DISCRETIONARY	99,650,850	14.0
CONSUMER STAPLES	72,376,550	10.2
INDUSTRIALS	65,445,219	9.2
ENERGY	54,960,478	7.7
MATERIALS	40,582,029	5.7
HEALTH CARE	21,343,715	3.0
TELECOMMUNICATION SERVICES	17,537,095	2.5
UTILITIES	11,756,360	1.7
SHORT-TERM INVESTMENTS	33,720,642	4.6
OTHER ASSETS & LIABILITIES, NET	(31,892,066)	(4.5)

NET ASSETS	$711,936,094	100.0%

52	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Enhanced International Equity Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
223,878		Australia & New Zealand Banking Group Ltd	$7,398,546	0.9%
180,526		BHP Billiton Ltd	6,069,097	0.7
598,797		Westfield Group	7,243,135	0.8
447,553		Westpac Banking Corp	15,700,172	1.8
		Other	38,551,017	4.5

			74,961,967	8.7

AUSTRIA			4,449,364	0.5

BELGIUM
103,019	e	InBev NV	9,897,090	1.2
		Other	1,854,916	0.2

			11,752,006	1.4

DENMARK			7,102,239	0.8

FINLAND			5,191,064	0.6

FRANCE
165,162		Alstom RGPT	6,782,897	0.8
122,460		Cap Gemini S.A.	5,646,156	0.7
91,084		Michelin (C.G.D.E.) (Class B)	7,702,240	0.9
114,949		Renault S.A.	7,933,184	0.9
115,447		Sanofi-Aventis	12,481,613	1.4
141,835		Total S.A.	7,139,555	0.8
174,801	e	Vinci S.A.	8,426,603	1.0
		Other	24,379,500	2.8

			80,491,748	9.3

GERMANY
61,952	e	Allianz AG.	9,163,972	1.1
132,730	e	BASF AG.	12,425,196	1.4
66,388	*	Continental AG.	7,896,709	0.9
323,845		Deutsche Lufthansa AG.	6,484,152	0.8
52,618	e	Muenchener Rueckver AG.	10,539,717	1.2
		Other	21,296,629	2.5

			67,806,375	7.9

HONG KONG
547,563		Sun Hung Kai Properties Ltd	7,917,809	0.9
751,000		Wharf Holdings Ltd	6,708,004	0.8
		Other	12,270,637	1.4

			26,896,450	3.1

INDIA			1,146,706	0.1

IRELAND			2,913,805	0.3

ISRAEL			4,052,375	0.5

ITALY
438,312		ENI S.p.A.	10,460,934	1.2
		Other	5,962,762	0.7

			16,423,696	1.9

JAPAN
232,800		Japan Tobacco, Inc	8,800,123	1.0
267,700		Sumitomo Mitsui Financial Group, Inc	12,653,463	1.5
199,400		Toyota Motor Corp	11,572,741	1.3
		Other	153,815,380	17.8

			186,841,707	21.6

Shares		Company	Value	% of net assets

MACAU			$195,596	0.0%

NETHERLANDS
439,309		Koninklijke Ahold NV	6,939,858	0.8
251,229		Royal Dutch Shell plc (A Shares)	8,553,160	1.0
216,010		Royal Dutch Shell plc (B Shares)	7,577,075	0.9
		Other	10,982,179	1.2

			34,052,272	3.9

NEW ZEALAND			1,666,199	0.2

NORWAY
115,786	e	Yara International ASA	5,438,921	0.6
		Other	4,339,846	0.5

			9,778,767	1.1

PORTUGAL			256,878	0.0

SINGAPORE
646,000		Keppel Corp Ltd	5,634,890	0.7
		Other	7,903,822	0.9

			13,538,712	1.6

SPAIN
239,912		Enagas	6,389,118	0.7
352,313		Gas Natural SDG S.A.	7,377,314	0.9
		Other	11,528,972	1.3

			25,295,404	2.9

SWEDEN
694,095		Nordea Bank AB	8,352,060	1.0
236,802		Swedbank AB (A Shares)	5,830,929	0.7
		Other	15,586,782	1.8

			29,769,771	3.5

SWITZERLAND
255,516		Nestle S.A.	18,221,470	2.1
147,895		Novartis AG.	10,948,307	1.3
79,267		Roche Holding AG.	19,843,732	2.3
118,191		Swiss Re Ltd	9,405,828	1.1
		Other	16,470,580	1.9

			74,889,917	8.7

UNITED KINGDOM
213,356		AstraZeneca plc (ADR)	11,077,444	1.3
943,258		BAE Systems plc	5,509,278	0.6
357,575		BHP Billiton plc	10,059,578	1.2
346,711		BP plc (ADR)	15,116,600	1.7
123,589		British American Tobacco plc	6,851,183	0.8
1,578,669		BT Group plc	6,787,688	0.8
354,188		Diageo plc	10,816,039	1.2
1,257,893		HSBC Holdings plc	13,776,428	1.6
2,272,997		Legal & General Group plc	5,994,223	0.7
663,375		National Grid plc	8,456,177	1.0
383,491		Prudential plc	6,593,963	0.8
102,250		Reckitt Benckiser Group plc	7,464,341	0.9
207,243		Vodafone Group plc (ADR)	6,339,563	0.7
		Other	49,854,699	5.8

			164,697,204	19.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	53

Summary portfolio of investments (unaudited)	concluded

Enhanced International Equity Index Fund ▪ April 30, 2013

Shares	Company	Value	% of net assets

UNITED STATES	$4,645,500	0.5%

TOTAL COMMON STOCKS
(Cost $733,001,871)	848,815,722	98.2

RIGHTS / WARRANTS

SPAIN	39,242	0.0

TOTAL RIGHTS / WARRANTS
(Cost $36,828)	39,242	0.0

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
78,856,879	c	TIAA-CREF Short Term Lending Portfolio
of the State Street Navigator Securities Lending Trust	78,856,879	9.1

78,856,879	9.1

TOTAL SHORT-TERM INVESTMENTS
(Cost $78,856,879)	78,856,879	9.1

TOTAL PORTFOLIO
(Cost $811,895,578)	927,711,843	107.3
OTHER ASSETS & LIABILITIES, NET	(63,255,601)	(7.3)

NET ASSETS	$864,456,242	100.0%

Abbreviation(s):
ADR – American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $75,149,233.

Securities have been segregated to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

54	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

Enhanced International Equity Index Fund ▪ April 30, 2013

Sector	Value	% of net assets

FINANCIALS	$221,145,442	25.7%
INDUSTRIALS	104,591,490	12.1
CONSUMER STAPLES	100,485,567	11.6
CONSUMER DISCRETIONARY	93,729,043	10.8
HEALTH CARE	86,275,507	10.0
MATERIALS	71,129,734	8.2
ENERGY	60,388,520	7.0
TELECOMMUNICATION SERVICES	43,010,305	5.0
INFORMATION TECHNOLOGY	34,926,550	4.0
UTILITIES	33,172,806	3.8
SHORT-TERM INVESTMENTS	78,856,879	9.1
OTHER ASSETS & LIABILITIES, NET	(63,255,601)	(7.3)

NET ASSETS	$864,456,242	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	55

Summary portfolio of investments (unaudited)

Global Natural Resources Fund ▪ April 30, 2013

Shares	Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
218,696	BHP Billiton Ltd	$7,352,333	2.3%
1,129,303	Fortescue Metals Group Ltd	4,125,230	1.3
	Other	4,691,557	1.5

		16,169,120	5.1

BRAZIL
179,096	Vale S.A. (Preference)	2,921,751	0.9

		2,921,751	0.9

CANADA
124,123	Cenovus Energy, Inc (Toronto)	3,714,635	1.2
178,681	Potash Corp of Saskatchewan Toronto	7,520,050	2.4
	Other	14,750,806	4.6

		25,985,491	8.2

CHILE
59,620	Sociedad Quimica y Minera de Chile S.A. (ADR)	2,950,594	0.9
	Other	2,864,629	0.9

		5,815,223	1.8

CHINA		3,428,722	1.1

COLOMBIA
64,082	Ecopetrol S.A. (ADR)	3,048,381	1.0

		3,048,381	1.0

GERMANY
37,658	Fuchs Petrolub AG. (Preference)	3,178,529	1.0

		3,178,529	1.0

INDIA
538,622	ITC Ltd	3,291,233	1.0
	Other	2,074,300	0.7

		5,365,533	1.7

INDONESIA
5,714,500	PT Charoen Pokphand Indonesia Tbk	2,969,520	0.9
5,279,000	PT Perusahaan Gas Negara	3,395,592	1.1
	Other	4,881,615	1.5

		11,246,727	3.5

ISRAEL
428,074	Israel Chemicals Ltd	5,101,141	1.6

		5,101,141	1.6

JAPAN
144,400	JFE Holdings, Inc	3,135,200	1.0
222,700	Sumitomo Metal Mining Co Ltd	3,117,649	1.0
	Other	737,783	0.2

		6,990,632	2.2

Shares	Company	Value	% of net assets

KOREA, REPUBLIC OF		$1,147,804	0.4%

MALAYSIA		2,892,869	0.9

MEXICO
172,634	Fresnillo plc	3,120,326	1.0
	Other	1,649,177	0.5

		4,769,503	1.5

NORWAY
180,563	Statoil ASA	4,420,428	1.4
66,201	Yara International ASA	3,109,720	1.0

		7,530,148	2.4

POLAND
75,303	KGHM Polska Miedz S.A.	3,543,068	1.1

		3,543,068	1.1

RUSSIA		3,638,397	1.1

SINGAPORE		1,234,717	0.4

SOUTH AFRICA		794,145	0.3

SPAIN		2,662,303	0.8

SWEDEN		2,352,915	0.7

SWITZERLAND
38,007	Syngenta AG.	16,248,720	5.1

		16,248,720	5.1

TURKEY
217,627	Koza Altin Isletmeleri AS	4,365,159	1.4
104,777	Tupras Turkiye Petrol Rafine	2,928,216	0.9

		7,293,375	2.3

UNITED ARAB EMIRATES
338,007	Dragon Oil plc	3,330,306	1.1

		3,330,306	1.1

UNITED KINGDOM
252,095	Antofagasta plc	3,537,412	1.1
331,262	BHP Billiton plc	9,319,321	3.0
214,364	Rio Tinto plc	9,843,611	3.1
	Other	3,885,086	1.2

		26,585,430	8.4

56	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Global Natural Resources Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

UNITED STATES
55,087		Alliance Holdings GP LP	$3,424,208	1.1%
54,714		Cabot Oil & Gas Corp	3,723,288	1.2
27,337		CF Industries Holdings, Inc	5,098,624	1.6
110,963		Chevron Corp	13,538,596	4.3
173,713		Cleveland-Cliffs, Inc	3,707,035	1.2
37,577	*	Concho Resources, Inc	3,236,507	1.0
50,458	*	Continental Resources, Inc	4,032,603	1.3
22,893		Core Laboratories NV	3,314,449	1.0
33,834		EOG Resources, Inc	4,099,328	1.3
84,251		Exxon Mobil Corp	7,497,497	2.4
55,273		FMC Corp	3,355,071	1.0
420,844	*	Graphic Packaging Holding Co	3,164,747	1.0
69,086		International Paper Co	3,245,660	1.0
49,926		LyondellBasell Industries AF S.C.A	3,030,508	0.9
59,777		Magellan Midstream Partners LP	3,169,974	1.0
142,771		Monsanto Co	15,250,798	4.8
143,953		Mosaic Co	8,866,065	2.8
14,196		NewMarket Corp	3,814,465	1.2
67,213		Packaging Corp of America	3,196,650	1.0
27,490		Pioneer Natural Resources Co	3,360,103	1.1
58,845		Plum Creek Timber Co, Inc	3,032,871	0.9
64,778		Potlatch Corp	3,067,238	1.0
53,978		Rayonier, Inc	3,207,373	1.0
116,419		Southern Copper Corp (NY)	3,880,245	1.2
		Other	23,391,615	7.4

			138,705,518	43.7

	TOTAL COMMON STOCKS
		(Cost $300,597,233)	311,980,468	98.3

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

TREASURY DEBT
	United States Treasury Bill
$9,200,000	0.035%, 05/09/13	$9,199,928	2.9%

		9,199,928	2.9

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,199,928)	9,199,928	2.9

	TOTAL PORTFOLIO
	(Cost $309,797,161)	321,180,396	101.2
	OTHER ASSETS & LIABILITIES, NET	(3,764,980)	(1.2)

	NET ASSETS	$317,415,416	100.0%

Abbreviation(s):
ADR – American Depositary Receipt

* Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	57

Summary of market values by sector (unaudited)

Global Natural Resources Fund ▪ April 30, 2013

Sector	Value	% of net assets

MATERIALS	$179,842,282	56.6%
ENERGY	96,976,216	30.6
CONSUMER STAPLES	15,752,158	5.0
FINANCIALS	9,307,482	2.9
INDUSTRIALS	6,706,738	2.1
UTILITIES	3,395,592	1.1
SHORT-TERM INVESTMENTS	9,199,928	2.9
OTHER ASSETS & LIABILITIES, NET	(3,764,980)	(1.2)

NET ASSETS	$317,415,416	100.0%

58	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

CHINA
13,864,000		Anhui Conch Cement Co Ltd	$50,334,012	1.6%

			50,334,012	1.6

FRANCE
143,910		Atos Origin S.A.	10,025,310	0.3
2,253,398		BNP Paribas	125,644,731	4.0
852,267		Compagnie Generale d’Optique Essilor
		International S.A.	96,027,043	3.0
1,803,812	e	Renault S.A.	124,489,753	3.9
346,805	e	Vinci S.A.	16,718,371	0.5
		Other	14,119,407	0.5

			387,024,615	12.2

GERMANY
1,621,037	e	Bayer AG.	169,473,655	5.4
353,411	*	Continental AG.	42,037,476	1.3
1,636,390		Deutsche Post AG.	38,898,522	1.2
1,579,215	*	Evonik Industries AG.	66,967,884	2.1
758,323	e	Henkel KGaA (Preference)	71,590,923	2.3
1,042,078		Lanxess AG.	76,104,288	2.4
333,878	e	Merck KGaA	50,865,195	1.6

			515,937,943	16.3

HONG KONG
8,304,200		AIA Group Ltd	36,940,874	1.2
7,358,000		Hang Lung Properties Ltd	28,649,737	0.9

			65,590,611	2.1

INDIA
5,491,792		HDFC Bank Ltd	69,730,803	2.2
4,043,592		Mahindra & Mahindra Financial Services Ltd	17,144,100	0.6

			86,874,903	2.8

INDONESIA
38,742,500		PT Indofood Sukses Makmur Tbk	29,324,137	0.9

			29,324,137	0.9

ITALY
10,026,900	*	UniCredit S.p.A	52,406,976	1.7

			52,406,976	1.7

JAPAN
2,274,100		Asics Corp	41,053,603	1.3
281,658		Denso Corp	12,629,725	0.4
64,000		Fast Retailing Co Ltd	23,469,702	0.7
5,086,000		Hitachi Ltd	32,503,830	1.0
2,159,175	*	Olympus Corp	54,212,066	1.7
699,850		Shin-Etsu Chemical Co Ltd	47,178,559	1.5
2,050,000		Sumitomo Heavy Industries Ltd	9,128,125	0.3
530,900		Toyota Motor Corp	30,812,278	1.0
		Other	24,855,058	0.8

			275,842,946	8.7

Shares		Company	Value	% of net assets

MACAU
16,372,800		Wynn Macau Ltd	$49,797,217	1.6%

			49,797,217	1.6

NETHERLANDS
256,830		Akzo Nobel NV	15,489,512	0.5
		Other	477,621	0.0

			15,967,133	0.5

SWEDEN
848,324	e	Assa Abloy AB (Class B)	33,948,884	1.1
5,417,084	e	SKF AB (B Shares)	126,458,625	4.0
1,712,647	e	Trelleborg AB (B Shares)	25,499,896	0.8

			185,907,405	5.9

SWITZERLAND
2,408,784		Adecco S.A.	128,842,817	4.1
115,091		Burckhardt Compression Holding AG.	47,068,530	1.5
6,927,917		Clariant AG.	101,358,898	3.2
1,507,667		Holcim Ltd	117,605,553	3.7
1,403,926		Novartis AG.	103,929,231	3.3
242,950		Swatch Group AG. Reg	24,431,247	0.8
2,042,576		UBS AG. (Switzerland)	36,436,311	1.1

			559,672,587	17.7

UNITED KINGDOM
2,512,285		British Sky Broadcasting plc	32,925,213	1.0
1,846,303	e	Carnival plc	66,658,834	2.1
4,254,664		Drax Group plc	40,606,104	1.3
7,755,269		Filtrona plc	85,290,913	2.7
112,720,106	*	Lloyds TSB Group plc	95,754,922	3.0
39,291,076		Man Group plc	62,476,454	2.0
1,022,945		Reckitt Benckiser Group plc	74,675,896	2.4
5,707,415		Reed Elsevier plc	66,727,197	2.1
12,575,820		Tate & Lyle plc	165,038,391	5.2
2,965,485		Travis Perkins plc	66,168,116	2.1
		Other	21,167,960	0.7

			777,490,000	24.6

	TOTAL COMMON STOCKS
		(Cost $2,714,892,370)	3,052,170,485	96.6

Principal		Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT			2,699,961	0.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	59

Summary portfolio of investments (unaudited)	concluded

International Equity Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
405,454,173	a,c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	$405,454,173	12.8%

			405,454,173	12.8

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $408,154,134)	408,154,134	12.9

	TOTAL PORTFOLIO
		(Cost $3,123,046,504)	3,460,324,619	109.5
	OTHER ASSETS & LIABILITIES, NET		(299,612,770)	(9.5)

	NET ASSETS		$3,160,711,849	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $388,376,789.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Fund ▪ April 30, 2013

Sector	Value	% of net assets

MATERIALS	$561,974,230	17.8%
FINANCIALS	542,694,562	17.2
CONSUMER DISCRETIONARY	531,619,041	16.8
INDUSTRIALS	503,310,963	15.9
HEALTH CARE	474,507,191	15.0
CONSUMER STAPLES	341,891,341	10.8
INFORMATION TECHNOLOGY	42,529,140	1.4
UTILITIES	40,606,104	1.3
ENERGY	13,037,913	0.4
SHORT-TERM INVESTMENTS	408,154,134	12.9
OTHER ASSETS & LIABILITIES, NET	(299,612,770)	(9.5)

NET ASSETS	$3,160,711,849	100.0%

60	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Opportunities Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
19,432		Australia & New Zealand Banking Group Ltd	$642,173	1.1%
55,830		Westfield Group	675,328	1.1
		Other	624,667	1.0

			1,942,168	3.2

BELGIUM			527,977	0.9

BRAZIL
34,900		BTG Pactual Participations Ltd	579,646	1.0
		Other	564,089	0.9

			1,143,735	1.9

CANADA
10,178		Dollarama, Inc	745,582	1.2
12,029		Royal Bank of Canada (Toronto)	725,716	1.2
18,508		Suncor Energy, Inc	577,037	0.9
7,095		Toronto-Dominion Bank	581,643	0.9
		Other	1,203,802	2.0

			3,833,780	6.2

CHINA			933,659	1.5

DENMARK
19,741		Christian Hansen Holding	712,384	1.2
4,936		Novo Nordisk AS (Class B)	868,858	1.4

			1,581,242	2.6

FINLAND			442,247	0.7

FRANCE
11,721		BNP Paribas	653,538	1.1
		Other	2,347,953	3.8

			3,001,491	4.9

GERMANY
4,626		Allianz AG.	684,280	1.1
7,403		Beiersdorf AG.	670,581	1.1
3,393		Muenchener Rueckver AG.	679,639	1.1
		Other	634,946	1.0

			2,669,446	4.3

HONG KONG
165,800		AIA Group Ltd	737,554	1.2
121,500		Link Real Estate Investment Trust	688,759	1.1

			1,426,313	2.3

INDIA
21,893	*	iPath MSCI India Index ETN	1,328,467	2.2

			1,328,467	2.2

INDONESIA
4,550,000		PT Lippo Karawaci Tbk	632,389	1.0
		Other	405,961	0.7

			1,038,350	1.7

Shares	Company	Value	% of net assets

IRELAND
27,452	CRH plc	$591,141	0.9%
7,403	Paddy Power plc	623,473	1.0
	Other	476,948	0.8

		1,691,562	2.7

ISRAEL		472,384	0.8

ITALY
38,248	De’Longhi S.p.A.	580,445	1.0
24,985	Lottomatica S.p.A.	637,398	1.0
	Other	946,734	1.5

		2,164,577	3.5

JAPAN
25,200	Bridgestone Corp	951,133	1.5
16,300	Canon, Inc	586,221	1.0
33,000	Fuji Heavy Industries Ltd	622,891	1.0
47,000	Okasan Holdings, Inc	589,681	1.0
30,800	Park24 Co Ltd	621,481	1.0
12,700	Sumitomo Mitsui Financial Group, Inc	600,295	1.0
20,700	Toyota Motor Corp	1,201,383	1.9
	Other	4,488,898	7.3

		9,661,983	15.7

KOREA, REPUBLIC OF
6,477	Medy-Tox, Inc	710,000	1.1
925	Samsung Electronics Co Ltd	1,279,293	2.1

		1,989,293	3.2

NETHERLANDS
9,870	DSM NV	636,178	1.0
20,667	Royal Dutch Shell plc (A Shares)	703,614	1.2
	Other	428,659	0.7

		1,768,451	2.9

NORWAY
52,745	DNB NOR Holding ASA	863,726	1.4
	Other	1,120,449	1.8

		1,984,175	3.2

PANAMA		263,969	0.4

PHILIPPINES
5,972,000	Megaworld Corp	602,998	1.0
	Other	612,203	1.0

		1,215,201	2.0

RUSSIA
15,423	Magnit OAO (GDR)	788,120	1.3
	Other	380,757	0.6

		1,168,877	1.9

SOUTH AFRICA		702,707	1.1

SPAIN
24,058	Amadeus IT Holding S.A.	709,869	1.1

		709,869	1.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	61

Summary portfolio of investments (unaudited)	concluded

International Opportunities Fund ▪ April 30, 2013

Shares	Company	Value	% of net assets

SWEDEN
33,004	Intrum Justitia AB	$678,798	1.1%
	Other	510,787	0.8

		1,189,585	1.9

SWITZERLAND
10,178	Nestle S.A.	725,818	1.2
13,264	Novartis AG.	981,902	1.6
	Other	932,773	1.5

		2,640,493	4.3

TAIWAN
95,000	Cleanaway Co Ltd	773,136	1.3
44,000	Ginko International Co Ltd	816,704	1.3
33,000	TPK Holding Co Ltd	671,383	1.1
	Other	374,604	0.6

		2,635,827	4.3

THAILAND		504,675	0.8

TURKEY		377,219	0.6

UKRAINE		325,267	0.5

UNITED KINGDOM
23,750	Aggreko plc	658,364	1.1
112,393	Ashtead Group plc	1,027,885	1.7
16,657	Aveva Group plc	574,976	0.9
216,532	Barclays plc	966,269	1.6
9,870	Rio Tinto Ltd	574,412	0.9
14,806	SABMiller plc	798,891	1.3
25,601	Standard Chartered plc	644,311	1.0
41,332	Telecity Group plc	593,196	1.0
	Other	3,573,682	5.8

		9,411,986	15.3

	TOTAL COMMON STOCKS
	(Cost $59,192,320)	60,746,975	98.6

	TOTAL PORTFOLIO
	(Cost $59,192,320)	60,746,975	98.6
	OTHER ASSETS & LIABILITIES, NET	844,951	1.4

	NET ASSETS	$61,591,926	100.0%

Abbreviation(s):
ETN	– Exchange Traded Note
GDR	– Global Depositary Receipt

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Opportunities Fund ▪ April 30, 2013

Sector	Value	% of net assets

FINANCIALS	$17,121,693	27.7%
CONSUMER DISCRETIONARY	9,854,228	16.0
INDUSTRIALS	8,811,621	14.3
INFORMATION TECHNOLOGY	6,776,375	11.0
HEALTH CARE	6,094,129	9.9
CONSUMER STAPLES	5,053,905	8.2
MATERIALS	3,933,649	6.4
ENERGY	2,557,935	4.2
TELECOMMUNICATION SERVICES	285,562	0.5
UTILITIES	257,878	0.4
OTHER ASSETS & LIABILITIES, NET	844,951	1.4

NET ASSETS	$61,591,926	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	63

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds ▪ April 30, 2013

	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Social Choice Equity Fund	Emerging Markets Equity Fund	Enhanced International Equity Index Fund	Global Natural Resources Fund

ASSETS
Portfolio investments, at value*†	$1,220,338,717	$1,329,397,275	$3,460,239,682	$1,847,315,400	$3,744,610,631	$1,625,509,172	$4,033,962,764	$1,909,465,712	$1,450,491,626	$743,828,160	$927,711,843	$321,180,396
Affiliated investments, at value‡	–	–	–	–	161,884,809	–	–	163,792,840	–	–	–	–
Cash	154,689	367,158	4,661,995	9,544,256	12,734,300	16,389,629	180,589	8,923,689	115,926	–	10,273,000	68,341
Cash-foreign ^	–	–	–	–	36,741	–	–	–	–	3,397,146	201,244	366,133
Receivable from securities transactions	17,331,902	8,040,370	40,439,753	41,878,069	1,751,118	20,929,912	17,358,396	8,380,737	6,557,388	22,087,253	195,095	10,724,405
Receivable from Fund shares sold	158,219	167,708	1,793,709	620,916	4,995,264	660,454	4,286,403	880,710	2,015,842	444,348	11,175	40,297
Dividends and interest receivable	806,205	937,473	1,680,819	549,593	3,661,007	399,889	1,820,089	1,062,225	1,169,999	1,288,048	5,427,055	477,814
Receivable for variation margin on open futures contracts	–	–	–	–	–	–	–	111,720	–	–	4,800	–
Other	37,556	37,170	89,330	77,617	80,541	51,505	93,553	96,043	49,276	9,089	29,358	2,610

Total assets	1,238,827,288	1,338,947,154	3,508,905,288	1,899,985,851	3,929,754,411	1,663,940,561	4,057,701,794	2,092,713,676	1,460,400,057	771,054,044	943,853,570	332,859,996

LIABILITIES
Management fees payable	56,195	59,731	200,780	108,945	218,506	93,319	231,749	109,477	29,871	81,866	52,536	27,922
Service agreement fees payable	–	–	19,872	4,818	33,782	17,253	48,715	16,486	11,784	503	–	458
Distribution fees payable	–	–	171,538	88,352	59,839	49,090	111,638	37,395	62,819	1,681	–	1,845
Due to affiliates	6,744	6,723	19,048	10,470	17,824	8,588	19,978	10,840	7,663	4,240	3,779	1,737
Overdraft payable	–	–	–	–	–	–	–	–	–	2,178,139	–	–
Payable for collateral for securities loaned	12,269,394	38,131,487	50,445,323	36,691,131	161,884,809	127,953,375	88,292,390	163,792,840	–	33,720,642	78,856,879	–
Payable for securities transactions	13,611,378	7,673,207	30,403,376	45,818,316	15,009,245	11,598,853	10,041,072	5,010,469	–	22,993,224	388,564	15,282,738
Payable for Fund shares redeemed	2,551	–	938,572	519,392	320,100	295,169	1,193,391	155,304	1,209,856	13,733	–	–
Written options§	–	186,887	147,171	195,046	–	1,227,800	–	–	–	–	–	–
Accrued expenses and other payables	93,611	93,008	255,654	136,140	238,981	142,391	264,498	136,849	147,183	123,922	95,570	129,880

Total liabilities	26,039,873	46,151,043	82,601,334	83,572,610	177,783,086	141,385,838	100,203,431	169,269,660	1,469,176	59,117,950	79,397,328	15,444,580

NET ASSETS	$1,212,787,415	$1,292,796,111	$3,426,303,954	$1,816,413,241	$3,751,971,325	$1,522,554,723	$3,957,498,363	$1,923,444,016	$1,458,930,881	$711,936,094	$864,456,242	$317,415,416

NET ASSETS CONSIST OF:
Paid-in-capital	$930,422,851	$976,227,292	$2,609,591,354	$1,356,761,337	$3,109,168,496	$1,136,199,758	$2,963,976,697	$1,529,551,102	$1,084,750,429	$663,606,284	$737,914,141	$322,953,553
Undistributed net investment income (loss)	3,676,060	4,869,681	3,004,701	4,391,018	15,205,742	2,022,830	5,528,893	2,312,729	6,239,838	(720,083)	9,880,236	996,354
Accumulated net realized gain (loss) on total investments	29,460,415	25,990,102	89,331,634	46,488,870	89,376,136	41,734,405	127,144,216	63,880,230	3,822,862	(47,820,306)	789,567	(17,853,678)
Net unrealized appreciation (depreciation) on total investments	249,228,089	285,709,036	724,376,265	408,772,016	538,220,951	342,597,730	860,848,557	327,699,955	364,117,752	96,870,199	115,872,298	11,319,187

NET ASSETS	$1,212,787,415	$1,292,796,111	$3,426,303,954	$1,816,413,241	$3,751,971,325	$1,522,554,723	$3,957,498,363	$1,923,444,016	$1,458,930,881	$711,936,094	$864,456,242	$317,415,416

INSTITUTIONAL CLASS:
Net assets	$1,212,787,415	$1,292,796,111	$1,933,914,279	$1,237,155,036	$2,337,327,240	$711,984,678	$1,804,545,545	$1,185,293,115	$767,214,089	$687,353,617	$864,456,242	$293,264,135
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	117,991,226	135,327,874	172,903,262	95,064,206	144,030,528	32,648,152	85,679,811	71,288,568	56,862,215	60,602,078	111,090,428	29,782,576

Net asset value per share	$10.28	$9.55	$11.18	$13.01	$16.23	$21.81	$21.06	$16.63	$13.49	$11.34	$7.78	$9.85

RETIREMENT CLASS:
Net assets	$–	$–	$582,877,897	$142,354,673	$996,674,155	$505,945,025	$1,435,566,732	$486,353,886	$346,816,875	$14,895,211	$–	$13,520,356
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	–	–	51,523,236	10,978,154	61,614,037	23,618,821	68,509,332	29,647,605	25,400,846	1,317,012	–	1,374,285

Net asset value per share	$–	$–	$11.31	$12.97	$16.18	$21.42	$20.95	$16.40	$13.65	$11.31	$–	$9.84

RETAIL CLASS:
Net assets	$–	$–	$759,732,870	$433,208,783	$107,254,987	$144,401,117	$306,015,626	$79,628,965	$261,456,330	$6,538,009	$–	$6,841,848
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	–	–	55,301,953	33,340,671	6,808,970	6,736,035	14,798,859	4,880,583	21,135,987	578,086	–	696,306

Net asset value per share	$–	$–	$13.74	$12.99	$15.75	$21.44	$20.68	$16.32	$12.37	$11.31	$–	$9.83

PREMIER CLASS:
Net assets	$–	$–	$149,778,908	$3,694,749	$310,714,943	$160,223,903	$411,370,460	$172,168,050	$83,443,587	$3,149,257	$–	$3,789,077
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	–	–	13,386,039	283,987	19,178,849	7,377,252	19,565,774	10,376,722	6,200,761	277,626	–	385,257

Net asset value per share	$–	$–	$11.19	$13.01	$16.20	$21.72	$21.03	$16.59	$13.46	$11.34	$–	$9.84

* Includes securities loaned of	$12,154,819	$37,454,757	$49,422,303	$35,820,765	$156,879,010	$126,518,039	$87,449,460	$159,531,638	$–	$31,588,744	$75,149,233	$–
† Portfolio investments, cost	$971,110,628	$1,043,573,484	$2,735,843,289	$1,438,441,925	$3,206,389,564	$1,282,289,074	$3,173,127,122	$1,581,997,688	$1,086,373,874	$646,948,641	$811,895,578	$309,797,161
‡ Affiliated investments, cost	$–	$–	$–	$–	$161,884,809	$–	$–	$163,792,840	$–	$–	$–	$–
^ Foreign cash, cost	$–	$–	$–	$–	$36,741	$–	$–	$–	$–	$3,389,173	$200,651	$364,203
§ Written options premiums	$–	$72,132	$125,270	$77,202	$–	$604,376	$–	$–	$–	$–	$–	$–

64	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	65

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds ▪ April 30, 2013

	International Equity Fund	International Opportunities Fund
ASSETS
Portfolio investments, at value*†	$3,054,870,446	$60,746,975
Affiliated investments, at value‡	405,454,173	–
Cash	166,293	572,656
Cash-foreign ^	1,420,897	6,143
Receivable from securities transactions	323,298,708	2,958,957
Receivable from Fund shares sold	2,770,577	27,503
Dividends and interest receivable	22,854,032	56,635
Due from affiliates	–	6,945
Other	95,556	–
Total assets	3,810,930,682	64,375,814
LIABILITIES
Management fees payable	207,163	5,002
Service agreement fees payable	26,261	36
Distribution fees payable	95,125	198
Due to affiliates	19,940	1,410
Payable for collateral for securities loaned	405,454,173	–
Payable for securities transactions	242,548,196	2,753,402
Payable for Fund shares redeemed	718,443	–
Accrued expenses and other payables	1,149,532	23,840
Total liabilities	650,218,833	2,783,888
NET ASSETS	$3,160,711,849	$61,591,926
NET ASSETS CONSIST OF:
Paid-in-capital	$3,428,219,121	$60,139,151
Undistributed net investment income (loss)	30,640,957	83,158
Accumulated net realized gain (loss) on total investments	(634,792,453)	(184,165)
Net unrealized appreciation (depreciation) on total investments	336,644,224	1,553,782
NET ASSETS	$3,160,711,849	$61,591,926
INSTITUTIONAL CLASS:
Net assets	$1,823,724,522	$58,396,432
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	179,364,062	5,734,931
Net asset value per share	$10.17	$10.18
RETIREMENT CLASS:
Net assets	$775,153,078	$1,113,031
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	73,854,196	109,340
Net asset value per share	$10.50	$10.18
RETAIL CLASS:
Net assets	$302,370,832	$1,064,519
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	43,258,448	104,588
Net asset value per share	$6.99	$10.18
PREMIER CLASS:
Net assets	$259,463,417	$1,017,944
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,570,740	100,000
Net asset value per share	$10.15	$10.18
* Includes securities loaned of	$388,376,789	$–
† Portfolio investments, cost	$2,717,592,331	$59,192,320
‡ Affiliated investments, cost	$405,454,173	$–
^ Foreign cash, cost	$1,418,376	$6,095

66	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Statements of operations (unaudited)

TIAA-CREF Funds ▪ For the period ended April 30, 2013

	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund
INVESTMENT INCOME
Dividends*	$10,444,140	$13,876,960	$29,959,703	$11,563,361	$39,229,659
Income from securities lending	55,040	165,709	278,124	607,068	1,609,524
Interest	871	161	5,044	5,258	12,426
Total income	10,500,051	14,042,830	30,242,871	12,175,687	40,851,609
EXPENSES
Management fees	1,906,540	2,005,295	6,801,899	3,793,237	7,099,792
Shareholder servicing – Institutional Class	1,494	1,347	2,412	1,476	3,880
Shareholder servicing – Retirement Class	–	–	688,586	156,570	1,093,960
Shareholder servicing – Retail Class	–	–	334,596	325,184	51,240
Shareholder servicing – Premier Class	–	–	214	76	279
Distribution fees – Retail Class	–	–	884,558	508,746	117,457
Distribution fees – Premier Class	–	–	105,551	2,607	208,714
Fund administration fees	28,582	30,257	82,231	44,714	84,403
Shareholder reports	21,434	22,172	65,504	36,386	62,490
Professional fees	20,605	20,648	35,848	30,893	35,966
Compliance fees	14,720	15,563	42,293	23,129	43,402
Custody and accounting fees	13,889	21,809	39,930	19,143	27,771
Registration fees	10,348	10,467	40,866	30,526	30,407
Trustee fees and expenses	5,152	5,728	14,883	7,947	16,151
Other expenses	43,459	38,777	54,674	33,504	89,875
Total expenses	2,066,223	2,172,063	9,194,045	5,014,138	8,965,787
Less: Expenses reimbursed by the investment adviser	–	–	–	–	–
Fee waiver by investment adviser and TPIS	–	–	–	–	–
Net expenses	2,066,223	2,172,063	9,194,045	5,014,138	8,965,787
Net investment income (loss)	8,433,828	11,870,767	21,048,826	7,161,549	31,885,822
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	35,754,901	43,188,228	109,528,217	52,214,798	96,990,286
Futures transactions	–	–	–	–	–
Written options	–	371,637	1,689,833	33,733	–
Foreign currency transactions	–	13	(181,746)	(38,992)	(26,103)
Net realized gain (loss) on total investments	35,754,901	43,559,878	111,036,304	52,209,539	96,964,183
Change in unrealized appreciation (depreciation) on:
Portfolio investments	85,369,658	118,090,541	279,105,598	184,718,860	412,119,289
Futures transactions	–	–	–	–	–
Purchased options	–	–	2,776	–	–
Written options	–	(116,871)	76,617	(117,844)	–
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	–	–	2,039	16,334	475
Net change in unrealized appreciation (depreciation) on total investments	85,369,658	117,973,670	279,187,030	184,617,350	412,119,764
Net realized and unrealized gain (loss) on total investments	121,124,559	161,533,548	390,223,334	236,826,889	509,083,947
Net increase (decrease) in net assets from operations	$129,558,387	$173,404,315	$411,272,160	$243,988,438	$540,969,769
* Net of foreign withholding taxes of	$1,021	$40,182	$302,967	$87,628	$310,752

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	67

Statements of operations (unaudited)	concluded

TIAA-CREF Funds ▪ For the period ended April 30, 2013

	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Social Choice Equity Fund	Emerging Markets Equity Fund	Enhanced International Equity Index Fund	Global Natural Resources Fund	International Equity Fund	International Opportunities Fund‡
INVESTMENT INCOME
Dividends*	$7,959,256	$38,073,338	$15,663,791	$14,725,456	$4,574,569	$14,316,640	$3,599,345	$42,027,446	$96,655
Income from securities lending	1,158,789	528,984	958,548	–	186,533	545,049	–	499,845	70
Interest	5,177	21,789	870	1,194	599	1,430	1,844	8,285	–
Total income	9,123,222	38,624,111	16,623,209	14,726,650	4,761,701	14,863,119	3,601,189	42,535,576	96,725
EXPENSES
Management fees	3,192,084	7,609,983	3,940,653	990,776	2,815,554	1,628,550	922,354	7,100,275	11,553
Shareholder servicing – Institutional Class	1,439	3,680	1,922	3,584	1,095	980	745	2,149	139
Shareholder servicing – Retirement Class	612,462	1,645,863	593,350	404,866	17,739	–	15,711	946,981	458
Shareholder servicing – Retail Class	67,745	86,375	47,156	65,250	4,189	–	5,198	189,915	215
Shareholder servicing – Premier Class	204	355	188	174	83	–	101	279	81
Distribution fees – Retail Class	167,107	322,494	90,623	295,604	7,323	–	8,268	367,551	125
Distribution fees – Premier Class	116,140	284,786	123,411	57,201	2,020	–	2,363	194,507	73
Fund administration fees	36,470	90,076	46,341	33,673	17,706	17,625	7,644	79,977	8,028
Shareholder reports	32,438	79,240	38,584	34,016	15,677	14,792	9,314	60,376	6,367
Professional fees	29,605	36,831	28,202	26,940	31,937	25,726	25,532	35,959	5,587
Compliance fees	18,802	46,333	23,662	17,456	9,142	9,064	3,915	40,966	3,479
Custody and accounting fees	14,874	26,258	21,293	19,381	186,513	61,504	32,813	114,588	948
Registration fees	34,189	38,544	31,219	36,331	30,476	10,414	30,852	37,174	463
Trustee fees and expenses	6,220	16,465	8,241	6,046	3,368	3,279	1,481	13,900	168
Other expenses	33,552	66,689	36,472	50,130	40,882	50,256	23,864	39,289	1,159
Total expenses	4,363,331	10,353,972	5,031,317	2,041,428	3,183,704	1,822,190	1,090,155	9,223,886	38,843
Less: Expenses reimbursed by the investment adviser	–	–	–	–	(362)	–	(391)	–	(25,276)
Fee waiver by investment adviser and TPIS	–	–	(214,216)	–	–	–	–	–	–
Net expenses	4,363,331	10,353,972	4,817,101	2,041,428	3,183,342	1,822,190	1,089,764	9,223,886	13,567
Net investment income (loss)	4,759,891	28,270,139	11,806,108	12,685,222	1,578,359	13,040,929	2,511,425	33,311,690	83,158
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	44,087,092	133,186,941	66,755,747	12,638,440	4,900,561	16,874,608	(7,582,757)	216,893,541	(192,829)
Futures transactions	–	–	(2,271,688)	–	–	641,562	–	–	–
Written options	259,274	–	–	–	–	–	–	–	–
Foreign currency transactions	(813)	27,923	–	–	(538,551)	60,671	(31,716)	(251,516)	8,664
Net realized gain (loss) on total investments	44,345,553	133,214,864	64,484,059	12,638,440	4,362,010	17,576,841	(7,614,473)	216,642,025	(184,165)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	162,807,518	419,674,324	201,529,897	189,474,714	55,694,084	95,564,297	332,273	135,720,411	1,554,655
Futures transactions	–	–	1,060,707	–	–	70,006	–	–	–
Written options	(623,424)	–	–	–	–	–	–	–	–
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	528	12,832	–	–	(2,337)	18,586	8,369	241,941	(873)
Net change in unrealized appreciation (depreciation) on total investments	162,184,622	419,687,156	202,590,604	189,474,714	55,691,747	95,652,889	340,642	135,962,352	1,553,782
Net realized and unrealized gain (loss) on total investments	206,530,175	552,902,020	267,074,663	202,113,154	60,053,757	113,229,730	(7,273,831)	352,604,377	1,369,617
Net increase (decrease) in net assets from operations	$211,290,066	$581,172,159	$278,880,771	$214,798,376	$61,632,116	$126,270,659	$(4,762,406)	$385,916,067	$1,452,775
* Net of foreign withholding taxes of	$51,764	$72,221	$–	$76,426	$502,920	$1,210,520	$197,884	$2,287,616	$16,570
** Includes net change in unrealized foreign capital gains taxes of	$–	$–	$–	$–	$95,157	$–	$143,335	$(668,580)	$–
‡ For the period April 12, 2013 to April 30, 2013.

68 2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report 69

Statements of changes in net assets

TIAA-CREF Funds ▪ For the period or year ended

		Enhanced Large-Cap Growth Index Fund		Enhanced Large-Cap Value Index Fund		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund

		April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012

		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$8,433,828	$11,046,916	$11,870,767	$19,765,051	$21,048,826	$31,188,426	$7,161,549	$5,279,821	$31,885,822	$46,908,433	$4,759,891	$5,462,163
Net realized gain (loss) on total investments		35,754,901	39,117,477	43,559,878	21,152,964	111,036,304	124,976,127	52,209,539	41,670,378	96,964,183	149,045,668	44,345,553	71,413,768
Net change in unrealized appreciation (depreciation) on total investments		85,369,658	52,260,178	117,973,670	85,705,766	279,187,030	185,849,724	184,617,350	99,923,216	412,119,764	192,088,178	162,184,622	46,907,223

Net increase (decrease) in net assets from operations		129,558,387	102,424,571	173,404,315	126,623,781	411,272,160	342,014,277	243,988,438	146,873,415	540,969,769	388,042,279	211,290,066	123,783,154

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(13,467,418)	(8,848,758)	(23,740,235)	(15,182,063)	(12,084,945)	(19,192,154)	(5,019,630)	(2,705,887)	(34,663,107)	(18,994,576)	(4,397,684)	–
	Retirement Class	–	–	–	–	(3,188,314)	(5,718,625)	(256,484)	(79,957)	(13,360,757)	(8,655,163)	(2,436,489)	–
	Retail Class	–	–	–	–	(2,920,852)	(5,195,854)	(125,368)	(307)	(1,358,583)	(1,015,792)	(531,254)	–
	Premier Class	–	–	–	–	(903,886)	(1,662,397)	(10,066)	(16,918)	(4,574,026)	(2,688,161)	(936,632)	–
From realized gains:	Institutional Class	(38,945,379)	(72,436,649)	(24,068,164)	(33,272,697)	(68,916,536)	(9,486,320)	(29,862,491)	(7,851,350)	(6,499,984)	–	(29,551,493)	(16,108,582)
	Retirement Class	–	–	–	–	(22,875,752)	(3,406,950)	(3,128,923)	(660,918)	(2,871,197)	–	(24,982,389)	(19,231,829)
	Retail Class	–	–	–	–	(24,099,777)	(3,974,750)	(10,503,060)	(3,353,532)	(313,921)	–	(6,632,090)	(4,508,171)
	Premier Class	–	–	–	–	(6,020,634)	(1,079,192)	(117,536)	(91,389)	(920,597)	–	(7,841,922)	(6,339,338)

Total distributions		(52,412,797)	(81,285,407)	(47,808,399)	(48,454,760)	(141,010,696)	(49,716,242)	(49,023,558)	(14,760,258)	(64,562,172)	(31,353,692)	(77,309,953)	(46,187,920)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	108,266,888	168,386,314	106,690,370	202,693,668	246,546,119	387,127,434	95,368,951	211,203,186	336,626,974	402,282,903	92,201,692	196,433,008
	Retirement Class	–	–	–	–	52,691,076	177,861,532	25,178,859	65,574,304	131,074,773	158,654,633	27,527,163	84,779,884
	Retail Class	–	–	–	–	40,006,367	90,927,918	12,562,812	21,771,966	12,485,128	7,988,374	13,113,602	24,886,813
	Premier Class	–	–	–	–	15,349,919	59,911,942	1,331,378	7,622,561	44,140,458	97,180,997	13,407,601	49,834,362
Reinvestments of distributions:	Institutional Class	52,412,797	81,285,407	47,808,399	48,454,760	71,652,419	16,236,052	34,877,806	10,555,612	41,090,954	18,945,462	33,376,560	16,108,582
	Retirement Class	–	–	–	–	26,056,758	9,123,603	3,385,019	740,875	16,230,552	8,655,163	27,418,878	19,231,829
	Retail Class	–	–	–	–	26,316,414	8,878,230	10,384,263	3,286,496	1,620,094	981,586	6,960,604	4,370,077
	Premier Class	–	–	–	–	6,924,520	2,741,589	127,602	108,307	5,494,623	2,688,161	8,778,554	6,339,338
Redemptions:	Institutional Class	(32,673,990)	(82,058,527)	(37,475,220)	(79,362,182)	(81,450,220)	(107,333,906)	(108,920,528)	(70,303,900)	(111,101,960)	(65,389,187)	(60,749,213)	(64,423,177)
	Retirement Class	–	–	–	–	(69,952,296)	(105,701,787)	(11,765,678)	(33,520,170)	(72,199,893)	(181,908,336)	(71,246,539)	(163,038,680)
	Retail Class	–	–	–	–	(45,409,385)	(69,734,679)	(23,930,345)	(39,709,487)	(6,547,008)	(13,850,129)	(13,924,720)	(26,168,561)
	Premier Class	–	–	–	–	(36,322,986)	(53,252,950)	(2,411,551)	(14,394,369)	(46,290,060)	(53,705,316)	(35,957,555)	(73,817,650)

Net increase (decrease) from shareholder transactions		128,005,695	167,613,194	117,023,549	171,786,246	252,408,705	416,784,978	36,188,588	162,935,381	352,624,635	382,524,311	40,906,627	74,535,825

Net increase (decrease) in net assets		205,151,285	188,752,358	242,619,465	249,955,267	522,670,169	709,083,013	231,153,468	295,048,538	829,032,232	739,212,898	174,886,740	152,131,059

NET ASSETS
Beginning of period		1,007,636,130	818,883,772	1,050,176,646	800,221,379	2,903,633,785	2,194,550,772	1,585,259,773	1,290,211,235	2,922,939,093	2,183,726,195	1,347,667,983	1,195,536,924

End of period		$1,212,787,415	$1,007,636,130	$1,292,796,111	$1,050,176,646	$3,426,303,954	$2,903,633,785	$1,816,413,241	$1,585,259,773	$3,751,971,325	$2,922,939,093	$1,522,554,723	$1,347,667,983

Undistributed net investment income (loss) included in net assets		$3,676,060	$8,709,650	$4,869,681	$16,739,149	$3,004,701	$1,053,872	$4,391,018	$2,641,017	$15,205,742	$37,276,393	$2,022,830	$5,564,998

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,234,440	17,770,783	12,155,833	24,877,284	23,715,205	38,608,196	7,868,942	18,771,371	22,433,086	30,503,296	4,538,603	9,963,847
	Retirement Class	–	–	–	–	4,925,681	17,784,860	2,064,422	5,904,414	8,696,112	12,020,452	1,372,650	4,440,744
	Retail Class	–	–	–	–	3,104,625	7,541,319	1,028,873	1,929,801	844,388	619,597	650,413	1,294,066
	Premier Class	–	–	–	–	1,440,513	6,010,678	108,281	672,147	2,903,547	7,318,859	654,570	2,556,411
Shares reinvested:	Institutional Class	5,672,381	9,386,306	5,732,422	6,392,449	7,152,172	1,701,364	3,009,301	1,006,254	2,924,623	1,569,632	1,741,083	903,454
	Retirement Class	–	–	–	–	2,568,496	930,201	292,822	70,762	1,157,671	718,867	1,454,583	1,095,831
	Retail Class	–	–	–	–	2,137,374	758,092	895,968	313,299	118,601	83,610	368,871	248,724
	Premier Class	–	–	–	–	689,818	283,823	11,010	10,334	391,634	222,899	459,610	356,744
Shares redeemed:	Institutional Class	(3,319,506)	(8,579,690)	(4,107,028)	(9,630,155)	(7,596,667)	(10,726,655)	(8,660,042)	(6,159,644)	(7,099,239)	(4,993,489)	(3,041,835)	(3,322,610)
	Retirement Class	–	–	–	–	(6,524,264)	(10,432,225)	(970,304)	(2,914,270)	(4,807,761)	(13,846,380)	(3,527,820)	(8,566,615)
	Retail Class	–	–	–	–	(3,518,214)	(5,731,410)	(1,964,563)	(3,513,646)	(450,754)	(1,082,008)	(690,238)	(1,375,538)
	Premier Class	–	–	–	–	(3,526,913)	(5,228,527)	(203,912)	(1,274,942)	(3,154,215)	(3,973,019)	(1,789,817)	(3,700,057)

Net increase (decrease) from shareholder transactions		13,587,315	18,577,399	13,781,227	21,639,578	24,567,826	41,499,716	3,480,798	14,815,880	23,957,693	29,162,316	2,190,673	3,895,001

70 2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report 71

Statements of changes in net assets	continued

TIAA-CREF Funds ▪ For the period or year ended

		Mid-Cap Value Fund		Small-Cap Equity Fund		Social Choice Equity Fund		Emerging Markets Equity Fund		Enhanced International Equity Index Fund		Global Natural Resources Fund

		April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012*

		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$28,270,139	$43,756,164	$11,806,108	$12,305,384	$12,685,222	$22,307,911	$1,578,359	$6,142,565	$13,040,929	$22,897,631	$2,511,425	$3,376,668
Net realized gain (loss) on total investments		133,214,864	131,883,997	64,484,059	33,978,202	12,638,440	4,255,949	4,362,010	(36,628,459)	17,576,841	(4,200,020)	(7,614,473)	(9,885,557)
Net change in unrealized appreciation (depreciation) on total investments		419,687,156	165,116,078	202,590,604	84,233,209	189,474,714	94,970,768	55,691,747	58,123,149	95,652,889	24,758,246	340,642	10,978,545

Net increase (decrease) in net assets from operations		581,172,159	340,756,239	278,880,771	130,516,795	214,798,376	121,534,628	61,632,116	27,637,255	126,270,659	43,455,857	(4,762,406)	4,469,656

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(24,226,412)	(13,760,197)	(11,308,204)	(5,185,360)	(12,777,911)	(8,798,595)	(6,823,353)	(2,775,473)	(25,469,835)	(17,033,076)	(4,781,427)	(118,006)
	Retirement Class	(18,504,300)	(12,739,291)	(4,439,347)	(2,095,473)	(5,457,696)	(4,664,255)	(110,036)	(31,552)	–	–	(191,609)	(3,894)
	Retail Class	(3,265,073)	(1,720,671)	(548,391)	(299,763)	(4,306,266)	(3,302,221)	(41,109)	(13,506)	–	–	(98,572)	(1,763)
	Premier Class	(5,681,008)	(3,901,158)	(1,660,428)	(948,680)	(1,414,135)	(1,315,612)	(20,775)	(43,368)	–	–	(49,581)	(1,794)
From realized gains:	Institutional Class	(25,110,963)	–	(17,443,993)	(21,334,569)	–	–	–	–	–	–	–	–
	Retirement Class	(22,402,003)	–	(8,782,533)	(14,230,904)	–	–	–	–	–	–	–	–
	Retail Class	(4,075,134)	–	(1,268,631)	(2,083,615)	–	–	–	–	–	–	–	–
	Premier Class	(6,417,385)	–	(2,917,648)	(4,725,975)	–	–	–	–	–	–	–	–

Total distributions		(109,682,278)	(32,121,317)	(48,369,175)	(50,904,339)	(23,956,008)	(18,080,683)	(6,995,273)	(2,863,899)	(25,469,835)	(17,033,076)	(5,121,189)	(125,457)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	244,967,511	372,818,008	131,951,918	289,712,510	100,472,747	185,545,173	67,058,980	248,196,014	130,392,068	198,457,192	62,164,489	253,413,946
	Retirement Class	117,439,766	238,678,778	20,321,625	114,076,363	25,312,446	38,319,511	6,400,401	7,483,565	–	–	3,894,001	15,578,873
	Retail Class	89,969,140	57,320,732	6,396,731	6,648,486	24,255,134	42,700,058	1,486,088	1,659,859	–	–	1,885,949	7,377,440
	Premier Class	39,365,531	109,380,922	11,941,833	66,144,710	11,448,077	20,428,164	1,016,650	3,777,668	–	–	1,367,245	2,667,515
Reinvestments of distributions:	Institutional Class	48,414,337	13,180,757	28,714,546	26,481,707	11,693,949	7,476,776	6,823,353	2,775,473	25,469,835	17,033,076	4,781,427	118,006
	Retirement Class	40,888,940	12,739,173	13,220,509	16,326,377	5,454,719	4,664,255	110,036	31,552	–	–	191,609	3,894
	Retail Class	7,199,621	1,658,192	1,760,128	2,320,470	4,074,065	3,130,318	39,972	13,088	–	–	95,082	1,723
	Premier Class	12,098,393	3,901,158	4,578,076	5,674,655	1,414,135	1,315,612	20,775	43,368	–	–	49,581	1,794
Redemptions:	Institutional Class	(92,721,554)	(80,328,081)	(70,067,645)	(48,858,100)	(57,450,277)	(79,728,976)	(35,481,487)	(49,142,240)	(28,865,942)	(141,669,018)	(9,539,751)	(13,458,860)
	Retirement Class	(133,214,688)	(337,334,932)	(102,092,934)	(130,557,451)	(44,536,486)	(93,910,019)	(3,289,681)	(2,620,989)	–	–	(1,347,983)	(3,928,196)
	Retail Class	(26,321,859)	(32,474,802)	(5,929,145)	(12,103,518)	(23,116,350)	(42,264,046)	(663,667)	(1,003,342)	–	–	(1,047,026)	(1,085,518)
	Premier Class	(67,794,547)	(86,699,531)	(28,296,177)	(71,850,695)	(23,716,354)	(28,784,718)	(209,718)	(10,122,426)	–	–	(58,371)	(172,057)

Net increase (decrease) from shareholder transactions		280,290,591	272,840,374	12,499,465	264,015,514	35,305,805	58,892,108	43,311,702	201,091,590	126,995,961	73,821,250	62,436,252	260,518,560

Net increase (decrease) in net assets		751,780,472	581,475,296	243,011,061	343,627,970	226,148,173	162,346,053	97,948,545	225,864,946	227,796,785	100,244,031	52,552,657	264,862,759

NET ASSETS
Beginning of period		3,205,717,891	2,624,242,595	1,680,432,955	1,336,804,985	1,232,782,708	1,070,436,655	613,987,549	388,122,603	636,659,457	536,415,426	264,862,759	–

End of period		$3,957,498,363	$3,205,717,891	$1,923,444,016	$1,680,432,955	$1,458,930,881	$1,232,782,708	$711,936,094	$613,987,549	$864,456,242	$636,659,457	$317,415,416	$264,862,759

Undistributed net investment income (loss) included in net assets		$5,528,893	$28,935,547	$2,312,729	$8,462,991	$6,239,838	$17,510,624	$(720,083)	$4,696,831	$9,880,236	$22,309,142	$996,354	$3,606,118

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	12,574,496	20,988,357	8,639,716	20,085,894	8,071,058	16,651,748	6,055,467	25,042,918	18,047,278	31,181,728	6,182,986	25,377,218
	Retirement Class	6,000,597	13,362,244	1,341,383	7,997,157	1,966,621	3,361,914	579,991	741,544	–	–	378,599	1,504,276
	Retail Class	4,748,456	3,265,963	414,439	469,504	2,111,313	4,161,443	133,411	163,603	–	–	184,148	715,329
	Premier Class	1,991,326	6,152,856	758,499	4,662,448	917,827	1,820,656	91,671	373,716	–	–	133,668	268,973
Shares reinvested:	Institutional Class	2,655,751	807,644	2,008,010	1,968,900	1,002,912	702,705	635,914	289,716	3,751,080	2,725,292	479,581	11,896
	Retirement Class	2,251,594	783,467	936,296	1,229,396	461,873	433,079	10,274	3,297	–	–	19,219	392
	Retail Class	401,764	103,250	125,276	175,527	380,754	319,746	3,732	1,368	–	–	9,537	174
	Premier Class	664,382	239,188	320,593	422,536	121,594	123,881	1,934	4,527	–	–	4,973	181
Shares redeemed:	Institutional Class	(4,887,326)	(4,483,595)	(4,719,287)	(3,415,627)	(4,532,940)	(7,111,522)	(3,191,076)	(4,866,260)	(4,094,622)	(21,505,440)	(918,332)	(1,350,773)
	Retirement Class	(6,844,535)	(19,003,628)	(6,844,156)	(9,295,946)	(3,525,827)	(8,172,704)	(297,589)	(263,589)	–	–	(133,993)	(394,208)
	Retail Class	(1,352,194)	(1,863,744)	(392,437)	(858,127)	(2,059,123)	(4,020,804)	(59,834)	(103,015)	–	–	(103,092)	(109,790)
	Premier Class	(3,574,199)	(4,763,792)	(1,865,232)	(4,867,390)	(2,007,208)	(2,539,467)	(18,676)	(947,216)	–	–	(5,849)	(16,689)

Net increase (decrease) from shareholder transactions		14,630,112	15,588,210	723,100	18,574,272	2,908,854	5,730,675	3,945,219	20,440,609	17,703,736	12,401,580	6,231,445	26,006,979

* For the period November 1, 2011 to October 31, 2012.

72 2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report 73

Statements of changes in net assets	concluded

TIAA-CREF Funds ▪ For the period or year ended

		International Equity Fund		International Opportunities Fund*

		April 30, 2013	October 31, 2012	April 30, 2013

		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$33,311,690	$50,926,417	$83,158
Net realized gain (loss) on total investments		216,642,025	(78,635,540)	(184,165)
Net change in unrealized appreciation (depreciation) on total investments		135,962,352	367,838,640	1,553,782

Net increase (decrease) in net assets from operations		385,916,067	340,129,517	1,452,775

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(28,285,770)	(19,841,910)	–
	Retirement Class	(11,487,152)	(9,709,478)	–
	Retail Class	(6,326,126)	(5,444,549)	–
	Premier Class	(4,564,092)	(3,518,270)	–

Total distributions		(50,663,140)	(38,514,207)	–

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	275,446,620	506,995,688	56,999,990
	Retirement Class	51,080,381	92,323,919	1,093,691
	Retail Class	31,387,171	14,068,003	1,045,500
	Premier Class	26,719,561	89,185,524	1,000,020
Reinvestments of distributions:	Institutional Class	28,223,602	19,724,590	–
	Retirement Class	11,479,120	9,702,540	–
	Retail Class	6,126,573	5,271,863	–
	Premier Class	4,564,092	3,518,270	–
Redemptions:	Institutional Class	(309,048,292)	(147,557,060)	(10)
	Retirement Class	(92,790,807)	(211,246,996)	(20)
	Retail Class	(33,652,897)	(36,133,627)	–
	Premier Class	(62,107,045)	(82,427,446)	(20)

Net increase (decrease) from shareholder transactions		(62,571,921)	263,425,268	60,139,151

Net increase (decrease) in net assets		272,681,006	565,040,578	61,591,926

NET ASSETS
Beginning of period		2,888,030,843	2,322,990,265	–

End of period		$3,160,711,849	$2,888,030,843	$61,591,926

Undistributed net investment income (loss) included in net assets		$30,640,957	$47,992,407	$83,158

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	28,446,033	62,052,491	5,734,932
	Retirement Class	5,117,286	10,815,851	109,342
	Retail Class	4,722,187	2,445,677	104,588
	Premier Class	2,753,822	11,092,283	100,002
Shares reinvested:	Institutional Class	3,015,342	2,605,626	–
	Retirement Class	1,187,086	1,242,323	–
	Retail Class	949,856	1,004,164	–
	Premier Class	488,138	465,380	–
Shares redeemed:	Institutional Class	(33,593,211)	(17,377,204)	(1)
	Retirement Class	(9,257,411)	(25,352,079)	(2)
	Retail Class	(4,982,060)	(6,374,768)	–
	Premier Class	(6,484,877)	(9,637,899)	(2)

Net increase (decrease) from shareholder transactions		(7,637,809)	32,981,845	6,048,859

* For the period April 12, 2013 to April 30, 2013.

74	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Enhanced Large-Cap Growth Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.65		$ 9.54	$ 9.05	$ 8.63		$ 7.77	$ 7.99	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.11	0.10	0.00	(e)	0.10	0.09	0.07
Net realized and unrealized gain (loss) on total investments	1.04		0.93	0.86	0.42		0.85	(0.27)	(2.06)

Total gain (loss) from investment operations	1.11		1.04	0.96	0.42		0.95	(0.18)	(1.99)

Less distributions from:
Net investment income	(0.12)		(0.10)	(0.09)	–		(0.09)	(0.04)	(0.02)
Net realized gains	(0.36)		(0.83)	(0.38)	–		–	–	–

Total distributions	(0.48)		(0.93)	(0.47)	–		(0.09)	(0.04)	(0.02)

Net asset value, end of period	$10.28		$ 9.65	$ 9.54	$ 9.05		$ 8.63	$ 7.77	$ 7.99

TOTAL RETURN	12.10	%(b)	12.07%	10.78%	4.87	%(b)	12.22%	(2.04)%	(19.95	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,212,787		$1,007,636	$818,884	$777,478		$737,787	$495,248	$162,184
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37	%(c)	0.38%	0.38%	0.47	%(c)	0.40%	0.45%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.37	%(c)	0.38%	0.37%	0.40	%(c)	0.39%	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.53	%(c)	1.16%	1.05%	0.41	%(c)	1.21%	1.39%	0.90	%(c)
Portfolio turnover rate	57	%(b)	150%	121%	8	%(b)	130%	141%	111	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on November 30, 2007.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	75

Financial highlights

Enhanced Large-Cap Value Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.64		$ 8.01	$ 7.72	$ 7.48		$ 7.10	$ 8.03	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.17	0.15	0.01		0.14	0.15	0.19
Net realized and unrealized gain (loss) on total investments	1.20		0.94	0.32	0.23		0.36	(0.97)	(2.14)

Total gain (loss) from investment operations	1.29		1.11	0.47	0.24		0.50	(0.82)	(1.95)

Less distributions from:
Net investment income	(0.19)		(0.15)	(0.11)	–		(0.12)	(0.11)	(0.02)
Net realized gains	(0.19)		(0.33)	(0.07)	–		–	–	–

Total distributions	(0.38)		(0.48)	(0.18)	–		(0.12)	(0.11)	(0.02)

Net asset value, end of period	$ 9.55		$ 8.64	$ 8.01	$ 7.72		$ 7.48	$ 7.10	$ 8.03

TOTAL RETURN	15.58	%(b)	14.73%	6.19%	3.21	%(b)	7.12%	(10.01)%	(19.51	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,292,796		$1,050,177	$800,221	$752,004		$726,396	$498,134	$158,440
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37	%(c)	0.38%	0.38%	0.47	%(c)	0.40%	0.45%	0.58	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.37	%(c)	0.38%	0.37%	0.40	%(c)	0.39%	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	2.03	%(c)	2.12%	1.79%	1.44	%(c)	1.87%	2.50%	2.64	%(c)
Portfolio turnover rate	41	%(b)	87%	114%	10	%(b)	54%	66%	70	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on November 30, 2007.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

76	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Growth & Income Fund ▪ For the period or year ended

	Institutional Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.34		$ 9.21	$ 8.53	$ 8.22		$ 7.83	$ 8.16	$10.33

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.13	0.10	0.00	(e)	0.10	0.11	0.15
Net realized and unrealized gain (loss) on total investments	1.30		1.22	0.68	0.31		0.39	(0.32)	(1.91)

Total gain (loss) from investment operations	1.37		1.35	0.78	0.31		0.49	(0.21)	(1.76)

Less distributions from:
Net investment income	(0.08)		(0.14)	(0.10)	–		(0.10)	(0.12)	(0.17)
Net realized gains	(0.45)		(0.08)	–	–		–	–	(0.24)

Total distributions	(0.53)		(0.22)	(0.10)	–		(0.10)	(0.12)	(0.41)

Net asset value, end of period	$11.18		$10.34	$ 9.21	$ 8.53		$ 8.22	$ 7.83	$ 8.16

TOTAL RETURN	13.79	%(b)	14.83%	9.20%	3.77	%(b)	6.27%	(2.34)%	(17.64)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,933,914		$1,547,720	$1,105,465	$684,913		$600,386	$391,884	$218,710
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.46%	0.47%	0.53	%(c)	0.48%	0.53%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46	%(c)	0.46%	0.47%	0.52	%(c)	0.48%	0.51%	0.33%
Ratio of net investment income (loss) to average net assets	1.45	%(c)	1.33%	1.09%	0.42	%(c)	1.23%	1.62%	1.59%
Portfolio turnover rate	74	%(b)	111%	116%	13	%(b)	126%	133%	132%

	Retirement Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.46		$ 9.31	$ 8.62	$ 8.31		$ 7.91	$ 8.25	$10.44

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.11	0.08	0.00	(e)	0.08	0.09	0.13
Net realized and unrealized gain (loss) on total investments	1.30		1.24	0.69	0.31		0.40	(0.33)	(1.93)

Total gain (loss) from investment operations	1.36		1.35	0.77	0.31		0.48	(0.24)	(1.80)

Less distributions from:
Net investment income	(0.06)		(0.12)	(0.08)	–		(0.08)	(0.10)	(0.15)
Net realized gains	(0.45)		(0.08)	–	–		–	–	(0.24)

Total distributions	(0.51)		(0.20)	(0.08)	–		(0.08)	(0.10)	(0.39)

Net asset value, end of period	$11.31		$10.46	$ 9.31	$ 8.62		$ 8.31	$ 7.91	$ 8.25

TOTAL RETURN	13.58	%(b)	14.61%	8.92%	3.73	%(b)	6.07%	(2.66)%	(17.82)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$582,878		$528,574	$393,410	$513,285		$545,887	$488,991	$259,942
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71	%(c)	0.71%	0.72%	0.78	%(c)	0.73%	0.78%	0.75%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71	%(c)	0.71%	0.72%	0.77	%(c)	0.73%	0.75%	0.54%
Ratio of net investment income (loss) to average net assets	1.23	%(c)	1.08%	0.86%	0.18	%(c)	0.98%	1.36%	1.36%
Portfolio turnover rate	74	%(b)	111%	116%	13	%(b)	126%	133%	132%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	77

Financial highlights	concluded

Growth & Income Fund ■ For the period or year ended

	Retail Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 12.59		$ 11.16	$ 10.32	$ 9.95		$ 9.45	$ 9.83	$ 12.36

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.12	0.10	0.00	(e)	0.10	0.12	0.16
Net realized and unrealized gain (loss) on total investments	1.58		1.49	0.82	0.37		0.48	(0.40)	(2.30)

Total gain (loss) from investment operations	1.65		1.61	0.92	0.37		0.58	(0.28)	(2.14)

Less distributions from:
Net investment income	(0.05)		(0.10)	(0.08)	–		(0.08)	(0.10)	(0.15)
Net realized gains	(0.45)		(0.08)	–	–		–	–	(0.24)

Total distributions	(0.50)		(0.18)	(0.08)	–		(0.08)	(0.10)	(0.39)

Net asset value, end of period	$ 13.74		$ 12.59	$ 11.16	$ 10.32		$ 9.95	$ 9.45	$ 9.83

TOTAL RETURN	13.60	%(b)	14.52%	8.90%	3.72	%(b)	6.17%	(2.63)%	(17.78)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$ 759,733		$ 674,389	$ 569,318	$ 501,950		$ 487,427	$ 475,828	$ 506,760
Ratio of expenses to average net assets before expense waiver and reimbursement	0.80	%(c)	0.82%	0.72%	0.75	%(c)	0.66%	0.94%	0.87%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.80	%(c)	0.82%	0.72%	0.74	%(c)	0.66%	0.70%	0.46%
Ratio of net investment income (loss) to average net assets	1.13	%(c)	0.99%	0.85%	0.20	%(c)	1.04%	1.48%	1.43%
Portfolio turnover rate	74	%(b)	111%	116%	13	%(b)	126%	133%	132%

	Premier Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 10.35		$ 9.21	$ 8.53	$ 8.23		$ 7.83	$ 7.83

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.12	0.09	0.00	(e)	0.09	0.00	(e)
Net realized and unrealized gain on total investments	1.29		1.23	0.68	0.30		0.40	–

Total gain (loss) from investment operations	1.36		1.35	0.77	0.30		0.49	0.00	(e)

Less distributions from:
Net investment income	(0.07)		(0.13)	(0.09)	–		(0.09)	–
Net realized gains	(0.45)		(0.08)	–	–		–	–

Total distributions	(0.52)		(0.21)	(0.09)	–		(0.09)	–

Net asset value, end of period	$ 11.19		$ 10.35	$ 9.21	$ 8.53		$ 8.23	$ 7.83

TOTAL RETURN	13.69	%(b)	14.77%	9.03%	3.65	%(b)	6.25%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$ 149,779		$ 152,950	$ 126,358	$ 112,196		$ 72,282	$ 250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.61	%(c)	0.61%	0.62%	0.68	%(c)	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.61	%(c)	0.61%	0.62%	0.67	%(c)	0.64%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	1.35	%(c)	1.20%	0.95%	0.22	%(c)	1.07%	0.00	%(c)
Portfolio turnover rate	74	%(b)	111%	116%	13	%(b)	126%	133%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

78	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Large-Cap Growth Fund ■ For the period or year ended

	Institutional Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 11.65		$ 10.64	$ 9.91	$ 9.38		$ 8.51	$ 8.96	$ 12.04

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.05	0.04	0.00	(e)	0.04	0.06	0.08
Net realized and unrealized gain (loss) on total investments	1.67		1.09	0.72	0.53		0.88	(0.44)	(2.47)

Total gain (loss) from investment operations	1.73		1.14	0.76	0.53		0.92	(0.38)	(2.39)

Less distributions from:
Net investment income	(0.05)		(0.03)	(0.03)	–		(0.05)	(0.07)	(0.08)
Net realized gains	(0.32)		(0.10)	–	–		–	–	(0.57)
Return of capital	–		–	–	–		–	–	(0.04)

Total distributions	(0.37)		(0.13)	(0.03)	–		(0.05)	(0.07)	(0.69)

Net asset value, end of period	$13.01		$11.65	$10.64	$9.91		$9.38	$8.51	$8.96

TOTAL RETURN	15.13	%(b)	10.95%	7.71%	5.65	%(b)	10.82%	(3.97)%	(21.14)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$ 1,237,155		$ 1,082,094	$ 843,064	$ 542,509		$ 497,251	$ 333,710	$ 127,255
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.47%	0.48%	0.58	%(c)	0.50%	0.53%	0.54%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.47%	0.48%	0.52	%(c)	0.50%	0.50%	0.31%
Ratio of net investment income (loss) to average net assets	0.95	%(c)	0.48%	0.34%	(0.22	)%(c)	0.45%	0.76%	0.77%
Portfolio turnover rate	57	%(b)	148%	160%	18	%(b)	214%	269%	192%

	Retirement Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 11.60		$ 10.60	$ 9.87	$ 9.35		$ 8.48	$ 8.90	$ 12.00

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.03	0.01	0.00	(e)	0.02	0.04	0.05
Net realized and unrealized gain (loss) on total investments	1.68		1.08	0.73	0.52		0.88	(0.42)	(2.47)

Total gain (loss) from investment operations	1.72		1.11	0.74	0.52		0.90	(0.38)	(2.42)

Less distributions from:
Net investment income	(0.03)		(0.01)	(0.01)	–		(0.03)	(0.04)	(0.07)
Net realized gains	(0.32)		(0.10)	–	–		–	–	(0.57)
Return of capital	–		–	–	–		–	–	(0.04)

Total distributions	(0.35)		(0.11)	(0.01)	–		(0.03)	(0.04)	(0.68)

Net asset value, end of period	$ 12.97		$ 11.60	$ 10.60	$ 9.87		$ 9.35	$ 8.48	$ 8.90

TOTAL RETURN	15.12	%(b)	10.57%	7.49%	5.56	%(b)	10.65%	(4.17)%	(21.45)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$ 142,355		$ 111,273	$ 69,209	$ 40,808		$ 38,261	$ 39,754	$ 31,406
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	0.72%	0.73%	0.83	%(c)	0.75%	0.77%	0.78%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.72%	0.73%	0.77	%(c)	0.75%	0.72%	0.57%
Ratio of net investment income (loss) to average net assets	0.68	%(c)	0.23%	0.10%	(0.47	)%(c)	0.20%	0.55%	0.50%
Portfolio turnover rate	57	%(b)	148%	160%	18	%(b)	214%	269%	192%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	79

Financial highlights	concluded

Large-Cap Growth Fund ▪ For the period or year ended

	Retail Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.61		$10.61	$9.89	$9.37		$8.49	$8.93	$12.02

Gain from investment operations:
Net investment income (loss) (a)	0.03		0.01	0.01 (e)	0.00	(e)	0.02	0.04	0.06
Net realized and unrealized gain (loss) on total investments	1.67		1.09	0.72	0.52		0.89	(0.43)	(2.48)

Total gain (loss) from investment operations	1.70		1.10	0.73	0.52		0.91	(0.39)	(2.42)

Less distributions from:
Net investment income	0.00	(e)	0.00 (e)	(0.01)	–		(0.03)	(0.05)	(0.06)
Net realized gains	(0.32)		(0.10)	–	–		–	–	(0.57)
Return of capital	–		–	–	–		–	–	(0.04)

Total distributions	(0.32)		(0.10)	(0.01)	–		(0.03)	(0.05)	(0.67)

Net asset value, end of period	$12.99		$11.61	$10.61	$9.89		$9.37	$8.49	$8.93

TOTAL RETURN	14.97	%(b)	10.44%	7.41%	5.55	%(b)	10.78%	(4.21)%	(21.40)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$433,209		$387,606	$367,733	$357,252		$340,417	$325,741	$344,298
Ratio of expenses to average net assets before expense waiver and reimbursement	0.88	%(c)	0.89%	0.79%	0.84	%(c)	0.67%	1.05%	1.01%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.88	%(c)	0.89%	0.79%	0.79	%(c)	0.67%	0.67%	0.52%
Ratio of net investment income (loss) to average net assets	0.55	%(c)	0.06%	0.05%	(0.49	)%(c)	0.28%	0.63%	0.55%
Portfolio turnover rate	57	%(b)	148%	160%	18	%(b)	214%	269%	192%

	Premier Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	*

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.63		$10.62	$9.90	$9.38		$8.51	$8.51

Gain from investment operations:
Net investment income (loss) (a)	0.05		0.04	0.02	0.00	(e)	0.02	0.00	(e)
Net realized and unrealized gain on total investments	1.68		1.09	0.73	0.52		0.90	–

Total gain (loss) from investment operations	1.73		1.13	0.75	0.52		0.92	0.00	(e)

Less distributions from:
Net investment income	(0.03)		(0.02)	(0.03)	–		(0.05)	–
Net realized gains	(0.32)		(0.10)	–	–		–	–

Total distributions	(0.35)		(0.12)	(0.03)	–		(0.05)	–

Net asset value, end of period	$13.01		$11.63	$10.62	$9.90		$9.38	$8.51

TOTAL RETURN	15.18	%(b)	10.72%	7.55%	5.54	%(b)	10.78%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,695		$4,288	$10,205	$6,771		$4,650	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.63%	0.63%	0.73	%(c)	0.66%	221.05	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62	%(c)	0.63%	0.63%	0.67	%(c)	0.66%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	0.93	%(c)	0.35%	0.20%	(0.36	)%(c)	0.26%	0.00	%(c)
Portfolio turnover rate	57	%(b)	148%	160%	18	%(b)	214%	269%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

80	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Large-Cap Value Fund ▪ For the period or year ended

	Institutional Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.11		$12.27	$12.21	$11.83		$11.14	$11.56	$17.02

Gain from investment operations:
Net investment income (loss) (a)	0.15		0.26	0.19	0.01		0.18	0.19	0.28
Net realized and unrealized gain (loss) on total investments	2.29		1.77	0.03	0.37		0.66	(0.35)	(4.58)

Total gain (loss) from investment operations	2.44		2.03	0.22	0.38		0.84	(0.16)	(4.30)

Less distributions from:
Net investment income	(0.27)		(0.19)	(0.16)	–		(0.15)	(0.26)	(0.25)
Net realized gains	(0.05)		–	–	–		–	–	(0.91)

Total distributions	(0.32)		(0.19)	(0.16)	–		(0.15)	(0.26)	(1.16)

Net asset value, end of period	$16.23		$14.11	$12.27	$12.21		$11.83	$11.14	$11.56

TOTAL RETURN	17.61	%(b)	16.79%	1.77%	3.21	%(b)	7.59%	(0.66)%	(26.78)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$2,337,327	$1,774,248	$1,210,661		$643,951		$580,659	$372,327	$401,478
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.46%	0.47%	0.53	%(c)	0.49%	0.53%	0.49%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46	%(c)	0.46%	0.47%	0.52	%(c)	0.49%	0.52%	0.49%
Ratio of net investment income (loss) to average net assets	2.02	%(c)	1.93%	1.48%	0.89	%(c)	1.53%	2.17%	2.03%
Portfolio turnover rate	23	%(b)	63%	68%	11	%(b)	73%	139%	151%

	Retirement Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.05		$12.21	$12.15	$11.78		$11.10	$11.51	$16.96

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.22	0.16	0.01		0.14	0.17	0.25
Net realized and unrealized gain (loss) on total investments	2.28		1.77	0.03	0.36		0.66	(0.35)	(4.57)

Total gain (loss) from investment operations	2.41		1.99	0.19	0.37		0.80	(0.18)	(4.32)

Less distributions from:
Net investment income	(0.23)		(0.15)	(0.13)	–		(0.12)	(0.23)	(0.22)
Net realized gains	(0.05)		–	–	–		–	–	(0.91)

Total distributions	(0.28)		(0.15)	(0.13)	–		(0.12)	(0.23)	(1.13)

Net asset value, end of period	$16.18		$14.05	$12.21	$12.15		$11.78	$11.10	$11.51

TOTAL RETURN	17.48	%(b)	16.53%	1.52%	3.14	%(b)	7.33%	(0.88)%	(26.99)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$996,674		$794,585	$704,222	$788,706		$818,179	$630,788	$500,288
Ratio of expenses to average net assets before expense waiver and reimbursement	0.70	%(c)	0.71%	0.72%	0.78	%(c)	0.74%	0.77%	0.74%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70	%(c)	0.71%	0.72%	0.77	%(c)	0.74%	0.76%	0.74%
Ratio of net investment income (loss) to average net assets	1.78	%(c)	1.70%	1.22%	0.66	%(c)	1.27%	1.86%	1.78%
Portfolio turnover rate	23	%(b)	63%	68%	11	%(b)	73%	139%	151%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	81

Financial highlights	concluded

Large-Cap Value Fund  ▪  For the period or year ended

	Retail Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.68		$11.91	$11.86	$11.49		$10.84	$11.26	$16.60

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.20	0.15	0.01		0.14	0.17	0.25
Net realized and unrealized gain (loss) on total investments	2.22		1.72	0.03	0.36		0.64	(0.34)	(4.45)

Total gain (loss) from investment operations	2.34		1.92	0.18	0.37		0.78	(0.17)	(4.20)

Less distributions from:
Net investment income	(0.22)		(0.15)	(0.13)	–		(0.13)	(0.25)	(0.23)
Net realized gains	(0.05)		–	–	–		–	–	(0.91)

Total distributions	(0.27)		(0.15)	(0.13)	–		(0.13)	(0.25)	(1.14)

Net asset value, end of period	$15.75		$13.68	$11.91	$11.86		$11.49	$10.84	$11.26

TOTAL RETURN	17.37	%(b)	16.36%	1.49%	3.22	%(b)	7.28%	(0.82)%	(26.87)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$107,255		$86,119	$79,489	$81,100		$79,558	$74,703	$74,487
Ratio of expenses to average net assets before expense waiver and reimbursement	0.81	%(c)	0.84%	0.72%	0.75	%(c)	0.70%	0.92%	0.77%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.81	%(c)	0.84%	0.72%	0.74	%(c)	0.70%	0.71%	0.64%
Ratio of net investment income (loss) to average net assets	1.67	%(c)	1.58%	1.22%	0.68	%(c)	1.30%	1.96%	1.85%
Portfolio turnover rate	23	%(b)	63%	68%	11	%(b)	73%	139%	151%

	Premier Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.08		$12.24	$12.20	$11.82		$11.14	$11.14

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.24	0.17	0.01		0.16	0.00	(e)
Net realized and unrealized gain on total investments	2.28		1.77	0.02	0.37		0.66	–

Total gain (loss) from investment operations	2.42		2.01	0.19	0.38		0.82	0.00	(e)

Less distributions from:
Net investment income	(0.25)		(0.17)	(0.15)	–		(0.14)	–
Net realized gains	(0.05)		–	–	–		–	–

Total distributions	(0.30)		(0.17)	(0.15)	–		(0.14)	–

Net asset value, end of period	$16.20		$14.08	$12.24	$12.20		$11.82	$11.14

TOTAL RETURN	17.50	%(b)	16.66%	1.54%	3.21	%(b)	7.46%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$310,715		$267,987	$189,354	$163,731		$114,733	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.60	%(c)	0.61%	0.62%	0.68	%(c)	0.64%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60	%(c)	0.61%	0.62%	0.67	%(c)	0.64%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	1.89	%(c)	1.79%	1.31%	0.68	%(c)	1.39%	0.00	%(c)
Portfolio turnover rate	23	%(b)	63%	68%	11	%(b)	73%	139%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

82	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Mid-Cap Growth Fund  ▪  For the period or year ended

	Institutional Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$19.94		$18.75	$17.57	$16.85		$13.90	$14.30	$20.33

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.11	0.03	0.00	(e)	0.03	0.04	0.06
Net realized and unrealized gain (loss) on total investments	2.98		1.80	1.15	0.72		2.95	(0.41)	(4.65)

Total gain (loss) from investment operations	3.06		1.91	1.18	0.72		2.98	(0.37)	(4.59)

Less distributions from:
Net investment income	(0.15)		–	–	–		(0.03)	(0.03)	(0.04)
Net realized gains	(1.04)		(0.72)	–	–		–	–	(1.40)

Total distributions	(1.19)		(0.72)	–	–		(0.03)	(0.03)	(1.44)

Net asset value, end of period	$21.81		$19.94	$18.75	$17.57		$16.85	$13.90	$14.30

TOTAL RETURN	16.17	%(b)	10.66%	6.72%	4.27	%(b)	21.48%	(2.49)%	(24.33)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$711,985		$586,349	$409,941	$174,007		$151,222	$92,912	$53,843
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48	%(c)	0.48%	0.49%	0.58	%(c)	0.52%	0.53%	0.55%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48	%(c)	0.48%	0.49%	0.55	%(c)	0.52%	0.52%	0.55%
Ratio of net investment income (loss) to average net assets	0.79	%(c)	0.59%	0.16%	(0.29	)%(c)	0.18%	0.35%	0.31%
Portfolio turnover rate	40	%(b)	85%	81%	9	%(b)	77%	80%	111%

	Retirement Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$19.58		$18.47	$17.35	$16.64		$13.74	$14.12	$20.12

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.06	(0.02)	(0.01)		(0.01)	0.01	0.01
Net realized and unrealized gain (loss) on total investments	2.92		1.77	1.14	0.72		2.92	(0.39)	(4.60)

Total gain (loss) from investment operations	2.98		1.83	1.12	0.71		2.91	(0.38)	(4.59)

Less distributions from:
Net investment income	(0.10)		–	–	–		(0.01)	–	(0.01)
Net realized gains	(1.04)		(0.72)	–	–		–	–	(1.40)

Total distributions	(1.14)		(0.72)	–	–		(0.01)	–	(1.41)

Net asset value, end of period	$21.42		$19.58	$18.47	$17.35		$16.64	$13.74	$14.12

TOTAL RETURN	16.00	%(b)	10.38%	6.52%	4.21	%(b)	21.16%	(2.69)%	(24.56)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$505,945		$476,061	$505,020	$597,228		$619,355	$525,148	$348,993
Ratio of expenses to average net assets before expense waiver and reimbursement	0.73	%(c)	0.73%	0.74%	0.83	%(c)	0.77%	0.78%	0.80%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.73	%(c)	0.73%	0.74%	0.80	%(c)	0.77%	0.76%	0.80%
Ratio of net investment income (loss) to average net assets	0.58	%(c)	0.30%	(0.10)%	(0.54	)%(c)	(0.08)%	0.10%	0.06%
Portfolio turnover rate	40	%(b)	85%	81%	9	%(b)	77%	80%	111%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	83

Financial highlights	concluded

Mid-Cap Growth Fund ▪ For the period or year ended

	Retail Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$19.58		$18.49	$17.37	$16.66		$13.76	$14.15		$20.14

Gain from investment operations:
Net investment income (loss) (a)	0.05		0.04	(0.02)	(0.01)		(0.01)	0.02		0.03
Net realized and unrealized gain (loss) on total investments	2.93		1.77	1.14	0.72		2.92	(0.40)		(4.61)

Total gain (loss) from investment operations	2.98		1.81	1.12	0.71		2.91	(0.38)		(4.58)

Less distributions from:
Net investment income	(0.08)		–	–	–		(0.01)	(0.01)		(0.01)
Net realized gains	(1.04)		(0.72)	–	–		–	–		(1.40)

Total distributions	(1.12)		(0.72)	–	–		(0.01)	(0.01)		(1.41)

Net asset value, end of period	$21.44		$19.58	$18.49	$17.37		$16.66	$13.76		$14.15

TOTAL RETURN	16.00	%(b)	10.26%	6.45%	4.26	%(b)	21.15%	(2.69)%		(24.46)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$144,401		$125,453	$115,367	$93,257		$88,419	$68,849		$62,390
Ratio of expenses to average net assets before expense waiver and reimbursement	0.83	%(c)	0.84%	0.74%	0.80	%(c)	0.75%	0.97%		0.87%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.83	%(c)	0.84%	0.74%	0.77	%(c)	0.75%	0.73%		0.69%
Ratio of net investment income (loss) to average net assets	0.46	%(c)	0.20%	(0.10)%	(0.52	)%(c)	(0.05)%	0.15%		0.17%
Portfolio turnover rate	40	%(b)	85%	81%	9	%(b)	77%	80%		111%

	Premier Class

	04/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$19.84		$18.69	$17.54	$16.83		$13.90	$13.90

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.08	0.00 (e)	(0.01)		0.00 (e)	0.00	(e)
Net realized and unrealized gain on total investments	2.97		1.79	1.15	0.72		2.96	–

Total gain (loss) from investment operations	3.04		1.87	1.15	0.71		2.96	0.00	(e)

Less distributions from:
Net investment income	(0.12)		–	–	–		(0.03)	–
Net realized gains	(1.04)		(0.72)	–	–		–	–

Total distributions	(1.16)		(0.72)	–	–		(0.03)	–

Net asset value, end of period	$21.72		$19.84	$18.69	$17.54		$16.83	$13.90

TOTAL RETURN	16.13	%(b)	10.48%	6.56%	4.22	%(b)	21.29%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$160,224		$159,806	$165,209	$140,980		$85,529	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63	%(c)	0.63%	0.64%	0.73	%(c)	0.67%	221.08	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.63	%(c)	0.63%	0.64%	0.70	%(c)	0.67%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	0.66	%(c)	0.41%	0.01%	(0.44	)%(c)	0.00%	0.00	%(c)
Portfolio turnover rate	40	%(b)	85%	81%	9	%(b)	77%	80%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

84	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Mid-Cap Value Fund ▪ For the period or year ended

	Institutional Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.50		$16.65	$15.96	$15.42		$13.89	$14.78	$20.34

Gain from investment operations:
Net investment income (loss) (a)	0.17		0.28	0.23	0.00	(e)	0.24	0.24	0.30
Net realized and unrealized gain (loss) on total investments	3.04		1.80	0.70	0.54		1.49	(0.88)	(4.54)

Total gain (loss) from investment operations	3.21		2.08	0.93	0.54		1.73	(0.64)	(4.24)

Less distributions from:
Net investment income	(0.32)		(0.23)	(0.24)	–		(0.20)	(0.22)	(0.26)
Net realized gains	(0.33)		–	–	–		–	(0.03)	(1.06)

Total distributions	(0.65)		(0.23)	(0.24)	–		(0.20)	(0.25)	(1.32)

Net asset value, end of period	$21.06		$18.50	$16.65	$15.96		$15.42	$13.89	$14.78

TOTAL RETURN	17.91	%(b)	12.66%	5.83%	3.50	%(b)	12.58%	(3.74)%	(22.03)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,804,546		$1,393,965	$965,871	$446,584		$395,329	$201,400	$127,218
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.46%	0.46%	0.52	%(c)	0.49%	0.54%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46	%(c)	0.46%	0.46%	0.52	%(c)	0.49%	0.54%	0.51%
Ratio of net investment income (loss) to average net assets	1.73	%(c)	1.61%	1.36%	0.17	%(c)	1.65%	2.18%	1.74%
Portfolio turnover rate	25	%(b)	33%	39%	4	%(b)	51%	57%	41%

	Retirement Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.39		$16.54	$15.86	$15.33		$13.81	$14.69	$20.23

Gain from investment operations:
Net investment income (loss) (a)	0.15		0.24	0.20	0.00	(e)	0.20	0.21	0.26
Net realized and unrealized gain (loss) on total investments	3.01		1.79	0.68	0.53		1.49	(0.87)	(4.53)

Total gain (loss) from investment operations	3.16		2.03	0.88	0.53		1.69	(0.66)	(4.27)

Less distributions from:
Net investment income	(0.27)		(0.18)	(0.20)	–		(0.17)	(0.19)	(0.21)
Net realized gains	(0.33)		–	–	–		–	(0.03)	(1.06)

Total distributions	(0.60)		(0.18)	(0.20)	–		(0.17)	(0.22)	(1.27)

Net asset value, end of period	$20.95		$18.39	$16.54	$15.86		$15.33	$13.81	$14.69

TOTAL RETURN	17.72	%(b)	12.41%	5.62%	3.39	%(b)	12.38%	(3.98)%	(22.25)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,435,567		$1,233,934	$1,190,007	$1,311,060		$1,344,289	$1,052,151	$683,125
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71	%(c)	0.71%	0.71%	0.77	%(c)	0.74%	0.79%	0.76%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71	%(c)	0.71%	0.71%	0.77	%(c)	0.74%	0.79%	0.76%
Ratio of net investment income (loss) to average net assets	1.50	%(c)	1.39%	1.18%	(0.08	)%(c)	1.39%	1.93%	1.52%
Portfolio turnover rate	25	%(b)	33%	39%	4	%(b)	51%	57%	41%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	85

Financial highlights	concluded

Mid-Cap Value Fund ▪ For the period or year ended

	Retail Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.15		$16.35	$15.68	$15.15		$13.66	$14.55		$20.04

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.22	0.21	0.00	(e)	0.20	0.22		0.29
Net realized and unrealized gain (loss) on total investments	3.00		1.76	0.67	0.53		1.47	(0.87)		(4.49)

Total gain (loss) from investment operations	3.13		1.98	0.88	0.53		1.67	(0.65)		(4.20)

Less distributions from:
Net investment income	(0.27)		(0.18)	(0.21)	–		(0.18)	(0.21)		(0.23)
Net realized gains	(0.33)		–	–	–		–	(0.03)		(1.06)

Total distributions	(0.60)		(0.18)	(0.21)	–		(0.18)	(0.24)		(1.29)

Net asset value, end of period	$20.68		$18.15	$16.35	$15.68		$15.15	$13.66		$14.55

TOTAL RETURN	17.74	%(b)	12.27%	5.59%	3.50	%(b)	12.35%	(3.94)%		(22.09)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$306,016		$199,693	$155,210	$172,489		$167,576	$140,846		$152,818
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77	%(c)	0.81%	0.70%	0.72	%(c)	0.69%	0.92%		0.79%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77	%(c)	0.81%	0.70%	0.72	%(c)	0.69%	0.74%		0.62%
Ratio of net investment income (loss) to average net assets	1.39	%(c)	1.26%	1.22%	(0.03	)%(c)	1.43%	2.03%		1.69%
Portfolio turnover rate	25	%(b)	33%	39%	4	%(b)	51%	57%		41%

	Premier Class

	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.46		$16.61	$15.94	$15.40		$13.89	$13.89

Gain from investment operations:
Net investment income (loss) (a)	0.16		0.26	0.22	0.00	(e)	0.22	0.00	(e)
Net realized and unrealized gain on total investments	3.03		1.79	0.68	0.54		1.48	–

Total gain (loss) from investment operations	3.19		2.05	0.90	0.54		1.70	0.00	(e)

Less distributions from:
Net investment income	(0.29)		(0.20)	(0.23)	–		(0.19)	–
Net realized gains	(0.33)		–	–	–		–	–

Total distributions	(0.62)		(0.20)	(0.23)	–		(0.19)	–

Net asset value, end of period	$21.03		$18.46	$16.61	$15.94		$15.40	$13.89

TOTAL RETURN	17.78	%(b)	12.53%	5.71%	3.44	%(b)	12.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$411,370		$378,125	$313,155	$248,261		$170,223	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.61	%(c)	0.61%	0.61%	0.67	%(c)	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.61	%(c)	0.61%	0.61%	0.67	%(c)	0.64%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	1.61	%(c)	1.47%	1.30%	0.00	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	25	%(b)	33%	39%	4	%(b)	51%	57%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

86	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Small-Cap Equity Fund ▪ For the period or year ended

	Institutional Class
	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08
	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.63		$13.88	$13.13	$12.58		$11.02	$12.12	$15.43

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.13	0.08	0.00	(e)	0.09	0.09	0.12
Net realized and unrealized gain (loss) on total investments	2.34		1.15	0.74	0.55		1.55	(1.13)	(2.36)
Total gain (loss) from investment operations	2.45		1.28	0.82	0.55		1.64	(1.04)	(2.24)

Less distributions from:
Net investment income	(0.18)		(0.10)	(0.07)	–		(0.08)	(0.06)	(0.15)
Net realized gains	(0.27)		(0.43)	–	–		–	–	(0.92)
Total distributions	(0.45)		(0.53)	(0.07)	–		(0.08)	(0.06)	(1.07)
Net asset value, end of period	$16.63		$14.63	$13.88	$13.13		$12.58	$11.02	$12.12

TOTAL RETURN	17.21	%(b)	9.55%	6.25%	4.37	%(b)	14.94%	(8.34)%	(15.23)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,185,293		$956,314	$648,675	$404,053		$365,132	$253,985	$190,667
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.48%	0.49%	0.58	%(c)	0.52%	0.57%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45	%(c)	0.45%	0.46%	0.54	%(c)	0.51%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets	1.41	%(c)	0.90%	0.53%	0.13	%(c)	0.75%	1.01%	0.91%
Portfolio turnover rate	49	%(b)	101%	100%	3	%(b)	87%	91%	114%

	Retirement Class
	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08
	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.42		$13.68	$12.94	$12.41		$10.88	$11.95	$15.23

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.09	0.04	0.00	(e)	0.06	0.07	0.09
Net realized and unrealized gain (loss) on total investments	2.30		1.14	0.74	0.53		1.52	(1.11)	(2.34)
Total gain (loss) from investment operations	2.39		1.23	0.78	0.53		1.58	(1.04)	(2.25)

Less distributions from:
Net investment income	(0.14)		(0.06)	(0.04)	–		(0.05)	(0.03)	(0.11)
Net realized gains	(0.27)		(0.43)	–	–		–	–	(0.92)
Total distributions	(0.41)		(0.49)	(0.04)	–		(0.05)	(0.03)	(1.03)
Net asset value, end of period	$16.40		$14.42	$13.68	$12.94		$12.41	$10.88	$11.95

TOTAL RETURN	17.01	%(b)	9.29%	5.96%	4.35	%(b)	14.64%	(8.57)%	(15.39)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$486,354		$493,397	$469,155	$479,234		$490,390	$351,575	$285,643
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	0.73%	0.74%	0.83	%(c)	0.77%	0.82%	0.78%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70	%(c)	0.70%	0.71%	0.79	%(c)	0.76%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets	1.22	%(c)	0.65%	0.30%	(0.11	)%(c)	0.50%	0.76%	0.66%
Portfolio turnover rate	49	%(b)	101%	100%	3	%(b)	87%	91%	114%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	87

Financial highlights	concluded

Small-Cap Equity Fund ▪ For the period or year ended

	Retail Class
	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08
	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.33		$13.62	$12.89	$12.35		$10.83	$11.91		$15.18

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.07	0.04	0.00	(e)	0.06	0.08		0.09
Net realized and unrealized gain (loss) on total investments	2.30		1.13	0.73	0.54		1.52	(1.12)		(2.33)
Total gain (loss) from investment operations	2.38		1.20	0.77	0.54		1.58	(1.04)		(2.24)

Less distributions from:
Net investment income	(0.12)		(0.06)	(0.04)	–		(0.06)	(0.04)		(0.11)
Net realized gains	(0.27)		(0.43)	–	–		–	–		(0.92)
Total distributions	(0.39)		(0.49)	(0.04)	–		(0.06)	(0.04)		(1.03)
Net asset value, end of period	$16.32		$14.33	$13.62	$12.89		$12.35	$10.83		$11.91

TOTAL RETURN	17.03	%(b)	9.09%	5.97%	4.37	%(b)	14.66%	(8.59)%		(15.37)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$79,629		$67,848	$67,381	$58,724		$56,094	$47,020		$50,731
Ratio of expenses to average net assets before expense waiver and reimbursement	0.85	%(c)	0.87%	0.77%	0.83	%(c)	0.76%	1.04%		0.87%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.83	%(c)	0.85%	0.74%	0.79	%(c)	0.74%	0.71%		0.72%
Ratio of net investment income (loss) to average net assets	1.05	%(c)	0.51%	0.27%	(0.12	)%(c)	0.51%	0.86%		0.71%
Portfolio turnover rate	49	%(b)	101%	100%	3	%(b)	87%	91%		114%

	Premier Class
	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09	*
	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.59		$13.85	$13.11	$12.57		$11.02	$11.02

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.11	0.06	0.00	(e)	0.06	0.00	(e)
Net realized and unrealized gain on total investments	2.32		1.15	0.75	0.54		1.56	–
Total gain (loss) from investment operations	2.42		1.26	0.81	0.54		1.62	0.00	(e)

Less distributions from:
Net investment income	(0.15)		(0.09)	(0.07)	–		(0.07)	–
Net realized gains	(0.27)		(0.43)	–	–		–	–
Total distributions	(0.42)		(0.52)	(0.07)	–		(0.07)	–
Net asset value, end of period	$16.59		$14.59	$13.85	$13.11		$12.57	$11.02

TOTAL RETURN	17.09	%(b)	9.35%	6.13%	4.30	%(b)	14.81%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$172,168		$162,874	$151,593	$90,330		$46,963	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.63%	0.64%	0.73	%(c)	0.68%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60	%(c)	0.60%	0.61%	0.69	%(c)	0.66%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	1.30	%(c)	0.76%	0.40%	(0.05	)%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	49	%(b)	101%	100%	3	%(b)	87%	91%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

88	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Social Choice Equity Fund ▪ For the period or year ended

	Institutional Class
	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08
	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.72		$10.75	$10.21	$9.81		$8.92	$9.72		$12.25

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.23	0.19	0.01		0.18	0.16		0.20
Net realized and unrealized gain (loss) on total investments	1.88		0.93	0.52	0.39		0.86	(0.79)		(2.46)
Total gain (loss) from investment operations	2.01		1.16	0.71	0.40		1.04	(0.63)		(2.26)

Less distributions from:
Net investment income	(0.24)		(0.19)	(0.17)	–		(0.15)	(0.17)		(0.15)
Net realized gains	–		–	–	–		–	(0.00	)(e)	(0.12)
Total distributions	(0.24)		(0.19)	(0.17)	–		(0.15)	(0.17)		(0.27)
Net asset value, end of period	$13.49		$11.72	$10.75	$10.21		$9.81	$8.92		$9.72

TOTAL RETURN	17.48	%(b)	10.93%	6.94%	4.08	%(b)	11.74%	(5.98)%		(18.81)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$767,214		$612,990	$452,268	$287,199		$255,997	$177,486		$165,991
Ratio of expenses to average net assets before expense waiver and reimbursement	0.18	%(c)	0.19%	0.19%	0.28	%(c)	0.20%	0.24%		0.21%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.18	%(c)	0.19%	0.19%	0.22	%(c)	0.20%	0.22%		0.21%
Ratio of net investment income (loss) to average net assets	2.03	%(c)	2.00%	1.74%	0.81	%(c)	1.86%	2.18%		1.82%
Portfolio turnover rate	5	%(b)	17%	19%	0	%(b)	16%	16%		15%

	Retirement Class
	4/30/13		10/31/12	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08
	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.84		$10.85	$10.30	$9.91		$9.01	$9.81		$12.37

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.20	0.16	0.00	(e)	0.15	0.14		0.17
Net realized and unrealized gain (loss) on total investments	1.91		0.94	0.53	0.39		0.88	(0.79)		(2.48)
Total gain (loss) from investment operations	2.02		1.14	0.69	0.39		1.03	(0.65)		(2.31)

Less distributions from:
Net investment income	(0.21)		(0.15)	(0.14)	–		(0.13)	(0.15)		(0.13)
Net realized gains	–		–	–	–		–	(0.00	)(e)	(0.12)
Total distributions	(0.21)		(0.15)	(0.14)	–		(0.13)	(0.15)		(0.25)
Net asset value, end of period	$13.65		$11.84	$10.85	$10.30		$9.91	$9.01		$9.81

TOTAL RETURN	17.32	%(b)	10.68%	6.71%	3.94	%(b)	11.52%	(6.17)%		(19.02)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$346,817		$313,635	$335,015	$409,282		$423,195	$377,937		$294,803
Ratio of expenses to average net assets before expense waiver and reimbursement	0.43	%(c)	0.43%	0.44%	0.52	%(c)	0.45%	0.49%		0.45%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.43	%(c)	0.43%	0.44%	0.47	%(c)	0.45%	0.47%		0.45%
Ratio of net investment income (loss) to average net assets	1.81	%(c)	1.76%	1.50%	0.55	%(c)	1.60%	1.92%		1.57%
Portfolio turnover rate	5	%(b)	17%	19%	0	%(b)	16%	16%		15%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	89

Financial highlights	concluded

Social Choice Equity Fund ▪ For the period or year ended

	Retail Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09		9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.75		$ 9.88	$ 9.40	$9.04		$ 8.23	$ 8.99		$11.35

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.18	0.15	0.01		0.15	0.14		0.18
Net realized and unrealized gain (loss) on total investments	1.73		0.85	0.48	0.35		0.80	(0.74)		(2.27)

Total gain (loss) from investment operations	1.83		1.03	0.63	0.36		0.95	(0.60)		(2.09)

Less distributions from:
Net investment income	(0.21)		(0.16)	(0.15)	–		(0.14)	(0.16)		(0.15)
Net realized gains	–		–	–	–		–	(0.00	)(e)	(0.12)

Total distributions	(0.21)		(0.16)	(0.15)	–		(0.14)	(0.16)		(0.27)

Net asset value, end of period	$12.37		$10.75	$ 9.88	$9.40		$ 9.04	$ 8.23		$ 8.99

TOTAL RETURN	17.31	%(b)	10.62%	6.71%	3.98	%(b)	11.62%	(6.16)%		(18.81)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$261,456		$222,461	$199,997	$163,749		$157,804	$144,580		$150,123
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	0.49%	0.41%	0.44	%(c)	0.37%	0.56%		0.49%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49	%(c)	0.49%	0.41%	0.39	%(c)	0.37%	0.38%		0.28%
Ratio of net investment income (loss) to average net assets	1.75	%(c)	1.69%	1.53%	0.64	%(c)	1.67%	2.02%		1.75%
Portfolio turnover rate	5	%(b)	17%	19%	0	%(b)	16%	16%		15%

	Premier Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.68		$10.71	$10.18	$9.79		$ 8.92	$8.92

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.21	0.17	0.01		0.17	0.00	(e)
Net realized and unrealized gain on total investments	1.88		0.93	0.52	0.38		0.85	–

Total gain (loss) from investment operations	2.00		1.14	0.69	0.39		1.02	0.00	(e)

Less distributions from:
Net investment income	(0.22)		(0.17)	(0.16)	–		(0.15)	–
Net realized gains	–		–	–	–		–	–

Total distributions	(0.22)		(0.17)	(0.16)	–		(0.15)	–

Net asset value, end of period	$13.46		$11.68	$10.71	$10.18		$ 9.79	$8.92

TOTAL RETURN	17.44	%(b)	10.80%	6.79%	3.98	%(b)	11.48%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$83,444		$83,697	$83,157	$77,584		$55,609	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.33%	0.34%	0.43	%(c)	0.35%	220.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.33%	0.34%	0.37	%(c)	0.35%	0.37	%(c)
Ratio of net investment income (loss) to average net assets	1.92	%(c)	1.86%	1.61%	0.68	%(c)	1.77%	0.00	%(c)
Portfolio turnover rate	5	%(b)	17%	19%	0	%(b)	16%	16%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

90	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Emerging Markets Equity Fund ▪ For the period or year ended

	Institutional Class

	4/30/13		10/31/12	10/31/11	10/31/10‡

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.44		$10.11	$11.35	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.03		0.13	0.14	0.01
Net realized and unrealized gain (loss) on total investments	0.99		0.27	(1.36)	1.34

Total gain (loss) from investment operations	1.02		0.40	(1.22)	1.35

Less distributions from:
Net investment income	(0.12)		(0.07)	–	–
Net realized gains	–		–	(0.02)	–

Total distributions	(0.12)		(0.07)	(0.02)	–

Net asset value, end of period	$11.34		$10.44	$10.11	$11.35

TOTAL RETURN	9.83	%(b)	4.00%	(10.78)%	13.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$687,354		$596,017	$370,441	$156,464
Ratio of expenses to average net assets before expense waiver and reimbursement	0.95	%(c)	0.99%	1.08%	2.00	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.95	%(c)	0.95%	0.95%	0.95	%(c)
Ratio of net investment income (loss) to average net assets	0.49	%(c)	1.25%	1.29%	0.42	%(c)
Portfolio turnover rate	50	%(b)	115%	70%	9	%(b)

	Retirement Class

	4/30/13		10/31/12	10/31/11	10/31/10‡

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.40		$10.08	$11.34	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.01		0.11	0.14	0.00	(e)
Net realized and unrealized gain (loss) on total investments	1.00		0.26	(1.38)	1.34

Total gain (loss) from investment operations	1.01		0.37	(1.24)	1.34

Less distributions from:
Net investment income	(0.10)		(0.05)	–	–
Net realized gains	–		–	(0.02)	–

Total distributions	(0.10)		(0.05)	(0.02)	–

Net asset value, end of period	$11.31		$10.40	$10.08	$11.34

TOTAL RETURN	9.75	%(b)	3.71%	(10.96)%	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$14,895		$10,655	$5,476	$1,134
Ratio of expenses to average net assets before expense waiver and reimbursement	1.20	%(c)	1.24%	1.33%	2.98	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.20	%(c)	1.20%	1.20%	1.20	%(c)
Ratio of net investment income (loss) to average net assets	0.25	%(c)	1.06%	1.22%	0.27	%(c)
Portfolio turnover rate	50	%(b)	115%	70%	9	%(b)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	91

Financial highlights	concluded

Emerging Markets Equity Fund ▪ For the period or year ended

	Retail Class

	4/30/13		10/31/12	10/31/11	10/31/10‡

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.39		$10.07	$11.34	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.01		0.08	0.09	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.99		0.27	(1.34)	1.34

Total gain (loss) from investment operations	1.00		0.35	(1.25)	1.34

Less distributions from:
Net investment income	(0.08)		(0.03)	–	–
Net realized gains	–		–	(0.02)	–

Total distributions	(0.08)		(0.03)	(0.02)	–

Net asset value, end of period	$11.31		$10.39	$10.07	$11.34

TOTAL RETURN	9.68	%(b)	3.50%	(11.05)%	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$6,538		$5,203	$4,417	$2,189
Ratio of expenses to average net assets before expense waiver and reimbursement	1.34	%(c)	1.40%	1.47%	2.80	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.34	%(c)	1.34%	1.34%	1.34	%(c)
Ratio of net investment income (loss) to average net assets	0.11	%(c)	0.83%	0.84%	(0.03	)%(c)
Portfolio turnover rate	50	%(b)	115%	70%	9	%(b)

	Premier Class

	4/30/13		10/31/12	10/31/11	10/31/10‡

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.42		$10.09	$11.34	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.02		0.05	0.13	0.01
Net realized and unrealized gain (loss) on total investments	1.00		0.34	(1.36)	1.33

Total gain (loss) from investment operations	1.02		0.39	(1.23)	1.34

Less distributions from:
Net investment income	(0.10)		(0.06)	–	–
Net realized gains	–		–	(0.02)	–

Total distributions	(0.10)		(0.06)	(0.02)	–

Net asset value, end of period	$11.34		$10.42	$10.09	$11.34

TOTAL RETURN	9.70	%(b)	3.96%	(10.87)%	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,149		$2,113	$7,788	$1,134
Ratio of expenses to average net assets before expense waiver and reimbursement	1.11	%(c)	1.15%	1.23%	2.89	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.10	%(c)	1.10%	1.10%	1.10	%(c)
Ratio of net investment income (loss) to average net assets	0.38	%(c)	0.46%	1.21%	0.37	%(c)
Portfolio turnover rate	50	%(b)	115%	70%	9	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
‡	The Fund commenced operations on August 31, 2010.

92	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Enhanced International Equity Index Fund ▪ For the period or year ended

	Institutional Class
	4/30/13		10/31/12	10/31/11		10/31/10†		9/30/10	9/30/09	9/30/08	(d)
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 6.82		$ 6.62	$ 7.11		$ 6.82		$ 6.71	$ 6.85	$ 10.00

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.24	0.21		0.00	(e)	0.18	0.17	0.27
Net realized and unrealized gain (loss) on total investments	1.10		0.16	(0.52)		0.29		0.08	(0.20)	(3.41)
Total gain (loss) from investment operations	1.23		0.40	(0.31)		0.29		0.26	(0.03)	(3.14)

Less distributions from:
Net investment income	(0.27)		(0.20)	(0.18)		–		(0.15)	(0.11)	(0.01)
Net realized gains	–		–	–		–		–	–	–
Total distributions	(0.27)		(0.20)	(0.18)		–		(0.15)	(0.11)	(0.01)
Net asset value, end of period	$ 7.78		$ 6.82	$ 6.62		$ 7.11		$ 6.82	$ 6.71	$ 6.85

TOTAL RETURN	18.68	%(b)	6.33%	(4.51	) %	4.25	%(b)	3.88%	0.05%	(31.42	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$ 864,456		$ 636,659	$ 536,415		$ 536,717		$ 518,371	$ 359,697	$ 166,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50	%(c)	0.51%	0.53%		0.66	%(c)	0.53%	0.63%	0.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.51%	0.53%		0.55	%(c)	0.53%	0.55%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	3.60	%(c)	3.69%	2.97%		0.17	%(c)	2.74%	3.20%	3.85	%(c)
Portfolio turnover rate	45	%(b)	81%	92%		10	%(b)	146%	107%	88	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on November 30, 2007.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	93

Financial highlights

Global Natural Resources Fund ▪ For the period ended

	Institutional Class
	4/30/13		10/31/12*
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 10.19		$ 10.00

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.18
Net realized and unrealized gain (loss) on total investments	(0.24)		0.03
Total gain (loss) from investment operations	(0.15)		0.21

Less distributions from:
Net investment income	(0.19)		(0.02)
Net realized gains	–		–
Total distributions	(0.19)		(0.02)
Net asset value, end of period	$ 9.85		$ 10.19

TOTAL RETURN	(1.45	)%(b)	2.09	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$ 293,264		$ 244,856
Ratio of expenses to average net assets before expense waiver and reimbursement	0.75	%(c)	0.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75	%(c)	0.75	%(c)
Ratio of net investment income (loss) to average net assets	1.79	%(c)	1.80	%(c)
Portfolio turnover rate	43	%(b)	65	%(b)

	Retirement Class
	4/30/13		10/31/12*
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 10.17		$ 10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.17
Net realized and unrealized gain (loss) on total investments	(0.24)		0.02
Total gain (loss) from investment operations	(0.16)		0.19

Less distributions from:
Net investment income	(0.17)		(0.02)
Net realized gains	–		–
Total distributions	(0.17)		(0.02)
Net asset value, end of period	$ 9.84		$ 10.17

TOTAL RETURN	(1.58	)%(b)	1.87	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$ 13,520		$ 11,290
Ratio of expenses to average net assets before expense waiver and reimbursement	1.00	%(c)	1.13	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.00	%(c)	1.00	%(c)
Ratio of net investment income (loss) to average net assets	1.54	%(c)	1.65	%(c)
Portfolio turnover rate	43	%(b)	65	%(b)

94	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

Global Natural Resources Fund ▪ For the period ended

	Retail Class

	4/30/13		10/31/12	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.15		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.15
Net realized and unrealized gain (loss) on total investments	(0.23)		0.01

Total gain (loss) from investment operations	(0.16)		0.16

Less distributions from:
Net investment income	(0.16)		(0.01)
Net realized gains	–		–

Total distributions	(0.16)		(0.01)

Net asset value, end of period	$ 9.83		$10.15

TOTAL RETURN	(1.59	)%(b)	1.64	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$6,842		$6,149
Ratio of expenses to average net assets before expense waiver and reimbursement	1.15	%(c)	1.31	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.14	%(c)	1.14	%(c)
Ratio of net investment income (loss) to average net assets	1.38	%(c)	1.52	%(c)
Portfolio turnover rate	43	%(b)	65	%(b)

	Premier Class

	4/30/13		10/31/12	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.17		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.16
Net realized and unrealized gain (loss) on total investments	(0.23)		0.03

Total gain (loss) from investment operations	(0.15)		0.19

Less distributions from:
Net investment income	(0.18)		(0.02)
Net realized gains	–		–

Total distributions	(0.18)		(0.02)

Net asset value, end of period	$ 9.84		$10.17

TOTAL RETURN	(1.46	)%(b)	1.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,789		$2,568
Ratio of expenses to average net assets before expense waiver and reimbursement	0.90	%(c)	1.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.90	%(c)	0.90	%(c)
Ratio of net investment income (loss) to average net assets	1.67	%(c)	1.59	%(c)
Portfolio turnover rate	43	%(b)	65	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
*	The Fund commenced operations on November 1, 2011.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	95

Financial highlights

International Equity Fund ▪ For the period or year ended

	Institutional Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.06		$ 8.14	$ 9.41	$8.95		$8.06	$ 8.68	$14.98

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.18	0.16	0.00	(e)	0.11	0.12	0.26
Net realized and unrealized gain (loss) on total investments	1.17		0.88	(1.35)	0.46		0.90	(0.48)	(4.67)

Total gain (loss) from investment operations	1.28		1.06	(1.19)	0.46		1.01	(0.36)	(4.41)

Less distributions from:
Net investment income	(0.17)		(0.14)	(0.08)	–		(0.12)	(0.24)	(0.15)
Net realized gains	–		–	–	–		–	(0.02)	(1.74)

Total distributions	(0.17)		(0.14)	(0.08)	–		(0.12)	(0.26)	(1.89)

Net asset value, end of period	$10.17		$ 9.06	$ 8.14	$9.41		$8.95	$ 8.06	$ 8.68

TOTAL RETURN	14.33	%(b)	13.36%	(12.76)%	5.14	%(b)	12.62%	(3.19)%	(33.50)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,823,725		$1,644,055	$1,092,168	$841,417		$785,755	$684,965	$606,528
Ratio of expenses to average net assets before expense waiver and reimbursement	0.51	%(c)	0.52%	0.53%	0.57	%(c)	0.53%	0.58%	0.54%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.51	%(c)	0.52%	0.53%	0.57	%(c)	0.53%	0.57%	0.54%
Ratio of net investment income (loss) to average net assets	2.43	%(c)	2.16%	1.69%	0.39	%(c)	1.36%	1.81%	2.20%
Portfolio turnover rate	46	%(b)	98%	107%	8	%(b)	119%	118%	204%

	Retirement Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.33		$ 8.37	$ 9.68	$9.20		$ 8.29	$ 8.90	$15.32

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.16	0.14	0.00	(e)	0.09	0.10	0.25
Net realized and unrealized gain (loss) on total investments	1.22		0.91	(1.39)	0.48		0.92	(0.48)	(4.79)

Total gain (loss) from investment operations	1.32		1.07	(1.25)	0.48		1.01	(0.38)	(4.54)

Less distributions from:
Net investment income	(0.15)		(0.11)	(0.06)	–		(0.10)	(0.21)	(0.14)
Net realized gains	–		–	–	–		–	(0.02)	(1.74)

Total distributions	(0.15)		(0.11)	(0.06)	–		(0.10)	(0.23)	(1.88)

Net asset value, end of period	$10.50		$ 9.33	$ 8.37	$9.68		$ 9.20	$ 8.29	$ 8.90

TOTAL RETURN	14.28	%(b)	13.06%	(13.03)%	5.22	%(b)	12.28%	(3.42)%	(33.64)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$775,153		$716,864	$754,251	$1,105,129		$1,124,555	$1,047,995	$1,159,940
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77	%(c)	0.78%	0.78%	0.82	%(c)	0.78%	0.83%	0.79%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77	%(c)	0.78%	0.78%	0.82	%(c)	0.78%	0.82%	0.79%
Ratio of net investment income (loss) to average net assets	2.07	%(c)	1.92%	1.43%	0.12	%(c)	1.07%	1.53%	2.08%
Portfolio turnover rate	46	%(b)	98%	107%	8	%(b)	119%	118%	204%

96	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

International Equity Fund ▪ For the period or year ended

	Retail Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.27		$5.68	$6.59	$6.27		$5.69	$6.22	$11.29

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.10	0.09	0.00	(e)	0.06	0.07	0.17
Net realized and unrealized gain (loss) on total investments	0.80		0.61	(0.93)	0.32		0.63	(0.35)	(3.35)

Total gain (loss) from investment operations	0.87		0.71	(0.84)	0.32		0.69	(0.28)	(3.18)

Less distributions from:
Net investment income	(0.15)		(0.12)	(0.07)	–		(0.11)	(0.23)	(0.15)
Net realized gains	–		–	–	–		–	(0.02)	(1.74)

Total distributions	(0.15)		(0.12)	(0.07)	–		(0.11)	(0.25)	(1.89)

Net asset value, end of period	$6.99		$6.27	$5.68	$6.59		$6.27	$5.69	$6.22

TOTAL RETURN	14.06	%(b)	12.93%	(12.96)%	5.10	%(b)	12.28%	(3.29)%	(33.62)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$302,371		$266,770	$258,283	$314,977		$301,044	$284,678	$316,827
Ratio of expenses to average net assets before expense waiver and reimbursement	0.89	%(c)	0.92%	0.79%	0.80	%(c)	0.72%	1.02%	0.89%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.89	%(c)	0.92%	0.79%	0.80	%(c)	0.72%	0.79%	0.69%
Ratio of net investment income (loss) to average net assets	1.97	%(c)	1.74%	1.42%	0.17	%(c)	1.12%	1.56%	1.95%
Portfolio turnover rate	46	%(b)	98%	107%	8	%(b)	119%	118%	204%

	Premier Class

	4/30/13		10/31/12	10/31/11	10/31/10†		9/30/10	9/30/09	*

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04		$8.12	$9.40	$8.93		$8.06	$8.06

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.15	0.14	0.00	(e)	0.13	0.00	(e)
Net realized and unrealized gain (loss) on total investments	1.17		0.90	(1.34)	0.47		0.85	–

Total gain (loss) from investment operations	1.27		1.05	(1.20)	0.47		0.98	0.00	(e)

Less distributions from:
Net investment income	(0.16)		(0.13)	(0.08)	–		(0.11)	–
Net realized gains	–		–	–	–		–	–

Total distributions	(0.16)		(0.13)	(0.08)	–		(0.11)	–

Net asset value, end of period	$10.15		$9.04	$8.12	$9.40		$8.93	$8.06

TOTAL RETURN	14.22	%(b)	13.21%	(12.93)%	5.26	%(b)	12.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$259,463		$260,341	$218,288	$178,553		$90,273	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66	%(c)	0.67%	0.68%	0.72	%(c)	0.68%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.66	%(c)	0.67%	0.68%	0.72	%(c)	0.68%	0.75	%(c)
Ratio of net investment income (loss) to average net assets	2.14	%(c)	1.78%	1.50%	0.55	%(c)	1.55%	0.00	%(c)
Portfolio turnover rate	46	%(b)	98%	107%	8	%(b)	119%	118%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	97

Financial highlights

International Opportunities Fund ▪ For the period ended

	Institutional Class

	4/30/13	(d)

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.02
Net realized and unrealized gain on total investments	0.16

Total gain (loss) from investment operations	0.18

Less distributions from:
Net investment income	–
Net realized gains	–

Total distributions	–

Net asset value, end of period	$10.18

TOTAL RETURN	1.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$58,396
Ratio of expenses to average net assets before expense waiver and reimbursement	1.95	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68	%(c)
Ratio of net investment income (loss) to average net assets	0.00	%(c)
Portfolio turnover rate	7	%(b)

	Retirement Class

	4/30/13	(d)

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.02
Net realized and unrealized gain on total investments	0.16

Total gain (loss) from investment operations	0.18

Less distributions from:
Net investment income	–
Net realized gains	–

Total distributions	–

Net asset value, end of period	$10.18

TOTAL RETURN	1.70	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,113
Ratio of expenses to average net assets before expense waiver and reimbursement	2.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.95	%(c)
Ratio of net investment income (loss) to average net assets	0.00	%(c)
Portfolio turnover rate	7	%(b)

98	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

International Opportunities Fund ▪ For the period ended

	Retail Class

	4/30/13	(d)

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.02
Net realized and unrealized gain on total investments	0.16

Total gain (loss) from investment operations	0.18

Less distributions from:
Net investment income	–
Net realized gains	–

Total distributions	–

Net asset value, end of period	$10.18

TOTAL RETURN	1.70	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,065
Ratio of expenses to average net assets before expense waiver and reimbursement	3.29	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.09	%(c)
Ratio of net investment income (loss) to average net assets	0.00	%(c)
Portfolio turnover rate	7	%(b)

	Premier Class

	4/30/13	(d)

	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.02
Net realized and unrealized gain on total investments	0.16

Total gain (loss) from investment operations	0.18

Less distributions from:
Net investment income	–
Net realized gains	–

Total distributions	–

Net asset value, end of period	$10.18

TOTAL RETURN	1.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,018
Ratio of expenses to average net assets before expense waiver and reimbursement	2.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.85	%(c)
Ratio of net investment income (loss) to average net assets	0.00	%(c)
Portfolio turnover rate	7	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on April 12, 2013.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	99

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund and the International Opportunities Fund (collectively, the “Funds” or individually, the “Fund”). The International Opportunities Fund commenced operations on April 12, 2013.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009–2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

100	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds expect to adopt these new disclosure requirements for the October 31, 2013 annual report. Management is currently evaluating the impact of the Update’s adoption on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2013, there were no material transfers between levels by the Funds.

As of April 30, 2013, 100% of the value of investments in the Enhanced Large-Cap Growth Index and Social Choice Equity Funds were valued based on Level 1 inputs.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	101

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of April 30, 2013, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Enhanced Large-Cap Value Index
Consumer discretionary	$136,847,331	$1,382,844	$–	$138,230,175
Consumer staples	73,379,069	–	–	73,379,069
Energy	184,377,956	–	–	184,377,956
Financials	374,405,151	–	–	374,405,151
Health care	141,637,156	–	–	141,637,156
Industrials	117,192,167	–	–	117,192,167
Information technology	102,974,658	–	–	102,974,658
Materials	48,501,381	–	–	48,501,381
Telecommunication services	30,136,686	–	–	30,136,686
Utilities	80,431,389	–	–	80,431,389
Short-term investments	38,131,487	–	–	38,131,487
Written options**	(186,887)	–	–	(186,887)

Total	$1,327,827,544	$1,382,844	$–	$1,329,210,388

Growth & Income
Consumer discretionary	$474,141,162	$–	$–	$474,141,162
Consumer staples	340,629,078	50,019,090	–	390,648,168
Energy	364,810,099	–	–	364,810,099
Financials	502,858,165	–	–	502,858,165
Health care	447,574,522	50,844,736	–	498,419,258
Industrials	323,939,232	6,875,712	–	330,814,944
Information technology	580,598,087	7,052,938	–	587,651,025
Materials	134,286,265	–	–	134,286,265
Telecommunication services	52,633,034	–	–	52,633,034
Utilities	73,532,239	–	–	73,532,239
Short-term investments	50,445,323	–	–	50,445,323
Written options**	(147,171)	–	–	(147,171)

Total	$3,345,300,035	$114,792,476	$–	$3,460,092,511

Large-Cap Growth
Consumer discretionary	$383,993,289	$30,408,247	$–	$414,401,536
Consumer staples	28,612,206	24,966,586	–	53,578,792
Energy	40,676,746	–	–	40,676,746
Financials	104,492,452	–	–	104,492,452
Health care	310,435,582	17,962,174	–	328,397,756
Industrials	225,437,827	–	–	225,437,827
Information technology	546,365,901	–	–	546,365,901
Materials	97,273,259	–	–	97,273,259
Short-term investments	36,691,131	–	–	36,691,131
Written options**	(195,046)	–	–	(195,046)

Total	$1,773,783,347	$73,337,007	$–	$1,847,120,354

Large-Cap Value
Consumer discretionary	$344,611,752	$12,145,377	$–	$356,757,129
Consumer staples	225,111,225	44,183,542	–	269,294,767
Energy	533,439,673	7,084,949	–	540,524,622
Financials	864,309,472	4,243,513	–	868,552,985
Health care*	476,251,558	46,393,363	–	522,644,921
Industrials*	344,813,368	5,420,031	–	350,233,399
Information technology	294,866,156	2,875,880	–	297,742,036
Materials	114,270,462	15,724,044	–	129,994,506
Telecommunication services	120,199,133	–	–	120,199,133
Utilities	208,471,303	–	–	208,471,303
Short-term investments	161,884,809	80,195,830	–	242,080,639

Total	$3,688,228,911	$218,266,529	$–	$3,906,495,440

102	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Mid-Cap Growth
Consumer discretionary	$379,146,687	$–	$–	$379,146,687
Consumer staples	48,317,083	13,025,690	–	61,342,773
Energy	79,844,062	9,140,055	–	88,984,117
Financials	120,366,171	–	–	120,366,171
Health care	216,166,720	–	–	216,166,720
Industrials	243,798,730	–	–	243,798,730
Information technology	269,594,170	–	–	269,594,170
Materials	74,506,709	–	–	74,506,709
Telecommunication services	34,571,317	–	–	34,571,317
Utilities	9,078,403	–	–	9,078,403
Short-term investments	127,953,375	–	–	127,953,375
Written options**	(1,227,800)	–	–	(1,227,800)

Total	$1,602,115,627	$22,165,745	$–	$1,624,281,372

Mid-Cap Value
Consumer discretionary	$417,750,404	$5,092,527	$–	$422,842,931
Consumer staples	186,310,486	9,196,529	–	195,507,015
Energy	415,347,970	–	–	415,347,970
Financials	1,040,256,091	–	–	1,040,256,091
Health care	260,142,280	17,843,968	–	277,986,248
Industrials	434,303,804	15,566,325	–	449,870,129
Information technology	383,646,041	–	–	383,646,041
Materials	248,163,899	–	–	248,163,899
Telecommunication services	13,513,700	–	–	13,513,700
Utilities	413,638,582	–	–	413,638,582
Short-term investments	88,292,390	84,897,768	–	173,190,158

Total	$3,901,365,647	$132,597,117	$–	$4,033,962,764

Small-Cap Equity
Consumer discretionary	$282,581,684	$–	$–	$282,581,684
Consumer staples	81,469,542	–	–	81,469,542
Energy	105,416,380	–	–	105,416,380
Financials	457,547,074	–	–	457,547,074
Health care	225,532,704	–	–	225,532,704
Industrials	274,050,288	–	–	274,050,288
Information technology	322,622,444	–	–	322,622,444
Materials	82,471,070	40,469	–	82,511,539
Telecommunication services	6,098,505	–	–	6,098,505
Utilities	61,635,630	–	–	61,635,630
Short-term investments	163,792,840	9,999,922	–	173,792,762
Futures**	231,931	–	–	231,931

Total	$2,063,450,092	$10,040,391	$–	$2,073,490,483

Emerging Markets Equity
Brazil	$–	$92,969,439	$–	$92,969,439
China*	5,002,859	81,744,963	1,000,633	87,748,455
Hong Kong*	2,808,739	18,764,233	157,980	21,730,952
India	–	47,986,066	–	47,986,066
Indonesia	–	30,347,774	–	30,347,774
Korea, Republic of	–	81,489,830	–	81,489,830
Malaysia	–	18,155,970	–	18,155,970
Mexico*	1,556,214	46,616,826	–	48,173,040
Philippines	–	34,429,053	4,183	34,433,236
Russia*	4,217,233	34,756,445	–	38,973,678
South Africa	–	24,897,753	–	24,897,753
Taiwan	–	42,685,041	–	42,685,041
Thailand*	–	27,007,042	–	27,007,042
Turkey	–	29,656,406	–	29,656,406
Other	7,632,448	76,033,509	186,879	83,852,836
Short-term investments	33,720,642	–	–	33,720,642

Total	$54,938,135	$687,540,350	$1,349,675	$743,828,160

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	103

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Enhanced International Equity Index
Australia	$–	$74,961,967	$–	$74,961,967
France	–	80,491,748	–	80,491,748
Germany	–	67,806,375	–	67,806,375
Hong Kong	–	26,896,450	–	26,896,450
Japan	–	186,841,707	–	186,841,707
Netherlands	–	34,052,272	–	34,052,272
Spain	–	25,334,646	–	25,334,646
Sweden	–	29,769,771	–	29,769,771
Switzerland	–	74,889,917	–	74,889,917
United Kingdom*	32,533,606	132,163,598	–	164,697,204
Other*	5,794,009	77,318,898		83,112,907
Short-term investments	78,856,879	–	–	78,856,879
Futures**	101,640	–	–	101,640

Total	$117,286,134	$810,527,349	$–	$927,813,483

Global Natural Resources
Australia	$–	$16,169,120	$–	$16,169,120
Canada	–	25,985,491	–	25,985,491
Indonesia	–	11,246,727	–	11,246,727
Japan	–	6,990,632	–	6,990,632
Norway	–	7,530,148	–	7,530,148
Switzerland	–	16,248,720	–	16,248,720
Turkey	–	7,293,375	–	7,293,375
United Kingdom	–	26,585,430	–	26,585,430
United States	138,705,518	–	–	138,705,518
Other*	5,998,975	49,226,332	–	55,225,307
Short-term investments	–	9,199,928	–	9,199,928

Total	$144,704,493	$176,475,903	$–	$321,180,396

International Equity
France	$–	$387,024,615	$–	$387,024,615
Germany	–	515,937,943	–	515,937,943
India	–	86,874,903	–	86,874,903
Japan	–	275,842,946	–	275,842,946
Sweden	–	185,907,405	–	185,907,405
Switzerland	–	559,672,587	–	559,672,587
United Kingdom	–	777,490,000	–	777,490,000
Other	–	263,420,086	–	263,420,086
Short-term investments	405,454,173	2,699,961	–	408,154,134

Total	$405,454,173	$3,054,870,446	$–	$3,460,324,619

International Opportunities
Australia	$–	$1,942,168	$–	$1,942,168
Canada	495,842	3,337,938	–	3,833,780
Denmark	–	1,581,242	–	1,581,242
France	–	3,001,491	–	3,001,491
Germany	–	2,669,446	–	2,669,446
Hong Kong	–	1,426,313	–	1,426,313
India	1,328,467	–	–	1,328,467
Ireland	–	1,691,562	–	1,691,562
Italy	–	2,164,577	–	2,164,577
Japan	–	9,661,983	–	9,661,983
Korea, Republic of	–	1,989,293	–	1,989,293
Netherlands	–	1,768,451	–	1,768,451
Norway	–	1,984,175	–	1,984,175
Philippines	–	1,215,201	–	1,215,201
Switzerland	–	2,640,493	–	2,640,493
Taiwan	–	2,635,827	–	2,635,827
United Kingdom	–	9,411,986	–	9,411,986
Other*	736,353	9,064,167	–	9,800,520

Total	$2,560,662	$58,186,313	$–	$60,746,975

*	Includes American Depositary Receipts in Level 1.
**	Derivative instruments are not reflected in the summary portfolio of investments.

104	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2013, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities:

	Asset derivatives		Liabilities derivatives

Derivative contract	Location	Fair value amount	Location	Fair value amount

Enhanced Large-Cap Value Index Fund
Equity contracts			Written options	$ 186,887

Growth & Income Fund
Equity contracts			Written options	147,171

Large-Cap Growth Fund
Equity contracts			Written options	195,046

Mid-Cap Growth Fund
Equity contracts			Written options	1,227,800

Small-Cap Equity Fund
Equity contracts	Futures*	$231,931

Enhanced International
Equity Index Fund
Equity contracts	Futures*	101,640

*

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2013, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Enhanced Large-Cap Value Index Fund
Equity contracts	Written options	371,637	(116,871)

Growth & Income Fund
Equity contracts	Purchased options	–	2,776
Equity contracts	Written options	1,689,833	76,617

Large-Cap Growth Fund
Equity contracts	Written options	33,733	(117,844)

Mid-Cap Growth Fund
Equity contracts	Written options	259,274	(623,424)

Small-Cap Equity Fund
Equity contracts	Futures transactions	(2,271,688)	1,060,707

Enhanced International Equity Index Fund
Equity contracts	Futures transactions	641,562	70,006

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended April 30, 2013, the Small-Cap Equity Fund and the Enhanced International Equity Index Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets and 0% to 2% of net assets, respectively.

At April 30, 2013, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

Small-Cap Equity	Mini Russell 2000 Index	196	$18,523,960	6/21/13	$231,931

Enhanced International Equity Index	MSCI EAFE Mini Index	60	5,222,400	6/21/13	101,640

Options: The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2013, the Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund and the Mid-Cap Growth Fund had exposure to options, based on underlying nominal values, generally between 0% and 1% of net assets.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	105

Notes to financial statements (unaudited)

Written options outstanding as of April 30, 2013 were as follows:

	Contracts	Value

Enhanced Large-Cap Value Index Fund
Aetna Inc., Call, 5/13/13 at $59.50	20	$(240)
Agco Corp., Call, 5/13/13 at $55	10	(350)
Akamai Technologies Inc., Call, 5/13/13 at $40	250	(105,000)
Alexion Pharmaceuticals Inc., Call, 5/13/13 at $100	50	(7,250)
Best Buy Co Inc., Call, 5/13/13 at $27.50	200	(1,600)
Catamaran Corp., Call, 5/13/13 at $57.50	50	(12,750)
Cliffs Natural Resources Inc., Call, 5/13/13 at $23	100	(600)
Computer Sciences Corp., Call, 5/13/13 at $50	20	(1,720)
Delta Air Lines Inc., Call, 5/13/13 at $17	60	(4,260)
DR Horton Inc., Call, 5/13/13 at $28	200	(2,800)
GameStop Corp., Call, 5/13/13 at $36	60	(4,500)
Hartford Financial Services Group, Inc, Call, 5/13/13 at $29	40	(1,360)
International Paper Co., Call, 5/13/13 at $49.50	20	(260)
Occidental Petroleum Corp., Call, 5/13/13 at $90	57	(3,477)
Phillips-Van Heusen Corp., Corp., Call, 5/13/13 at $115	100	(27,400)
Seagate Technology Inc., Call, 5/13/13 at $38.50	45	(1,620)
Tesoro Corp., Call, 5/13/13 at $60	30	(930)
Western Digital Corp., Call, 5/13/13 at $55	60	(10,500)
Western Digital Corp., Call, 5/13/13 at $60	45	(270)

Total	1,417	$(186,887)

Growth & Income Fund
Aetna Inc., Call, 5/13/13 at $59.50	230	$(2,760)
AGCO Corp., Call, 5/13/13 at $55	383	(13,405)
Amgen Inc., Call, 5/13/13 at $120	150	(750)
Apple Inc., Call, 5/13/13 at $425	30	(54,600)
Best Buy Co Inc., Call, 5/13/13 at $27.50	300	(2,400)
Citigroup Inc., Call, 5/13/13 at $47.50	400	(4,800)
Cree Inc., Call, 5/13/13 at $59	200	(3,000)
DR Horton Inc., Call, 5/13/13 at $28	500	(7,000)
Ebay Inc., Call, 5/13/13 at $55	300	(1,500)
Google Inc Class A, Call, 5/13/13 at $835	30	(5,550)
Hershey Co., Call, 5/13/13 at $90	250	(20,750)
International Paper Co., Call, 5/13/13 at $49.50	300	(3,900)
Kellogg Co., Call, 5/13/13 at $67.50	350	(12,250)
Occidental Petroleum Corp., Call, 5/13/13 at $90	200	(12,200)
Procter & Gamble Co., Call, 5/13/13 at $82.50	153	(306)
Six Flags Entertainment Corp., Call, 5/13/13 at $80	100	(2,000)

Total	3,876	$(147,171)

Large-Cap Growth Fund
Ralph Lauren Corp., Call, 5/13/13 at $180	122	$(46,360)
Tesla Motors, Inc., Call, 5/13/13 at $52.50	223	(91,876)
Tesla Motors, Inc., Call, 5/13/13 at $55	190	(56,810)

Total	535	$(195,046)

Mid-Cap Growth Fund
Alexion Pharmaceuticals, Inc., Call, 5/13/13 at $95	400	$(152,000)
LinkedIn Corp., Call, 5/13/13 at $180	100	(172,000)
Regeneron Pharmaceuticals, Inc., Call, 5/13/13 at $200	130	(228,800)
Tesla Motors Inc., Call, 5/13/13 at $47	750	(675,000)

Total	1,380	$(1,227,800)

Transactions in written options and related premiums received during the period ended April 30, 2013, were as follows:

	Number of contracts	Premiums

Enhanced Large-Cap Value Index Fund
Outstanding at beginning of period	102	$32,571
Written	5,366	442,235
Purchased	(468)	(41,262)
Exercised	(917)	(158,319)
Expired	(2,666)	(203,093)

Outstanding at end of period	1,417	$72,132

Growth & Income Fund
Outstanding at beginning of period	1,500	$191,032
Written	41,003	2,002,383
Purchased	(9,780)	(570,666)
Exercised	(11,376)	(546,748)
Expired	(17,471)	(950,731)

Outstanding at end of period	3,876	$125,270

Large-Cap Growth Fund
Outstanding at beginning of period	–	$–
Written	1,817	113,008
Purchased	(168)	(11,131)
Expired	(1,114)	(24,675)

Outstanding at end of period	535	$77,202

Mid-Cap Growth Fund
Outstanding at beginning of period	–	$–
Written	1,790	863,650
Exercised	(410)	(259,274)

Outstanding at end of period	1,380	$604,376

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Services Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. Prior to January 1, 2013, the Retail Class of each Fund (except the Emerging Markets Equity Fund and the Global Natural Resources Fund) reimbursed TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund has adopted a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

106	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2013, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range		Investment management fee - effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡

Fund				Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Enhanced Large-Cap Growth Index*	0.20%–0.35%		0.34%	–%	–%	–%	0.40%	–%	–%	–%
Enhanced Large-Cap Value Index*	0.20–0.35		0.34	–	–	–	0.40	–	–	–
Growth & Income*	0.39–0.45		0.43	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Large-Cap Growth*	0.39–0.45		0.44	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Large-Cap Value*	0.39–0.45		0.43	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Mid-Cap Growth*	0.42–0.48	^	0.45	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Mid-Cap Value*	0.42–0.48	^	0.43	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Small-Cap Equity*	0.42–0.48	ƒ	0.45	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Social Choice Equity	0.15		0.15	0.25	0.25	0.15	0.22	0.47	0.61	0.37
Emerging Markets Equity*	0.79–0.85		0.85	0.25	0.25	0.15	0.95	1.20	1.34	1.10
Enhanced International Equity Index*	0.30–0.45		¥0.45	–	–	–	0.55	–	–	–
Global Natural Resources*	0.59–0.65		0.65	0.25	0.25	0.15	0.75	1.00	1.14	0.90
International Equity*	0.44–0.50		0.48	0.25	0.25	0.15	0.60	0.85	0.99	0.75
International Opportunities*	0.54–0.60		0.60	0.25	0.25	0.15	0.70	0.95	1.09	0.85

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
^	Effective May 1, 2013, the investment management fees will be 0.40%–0.48% of average daily net assets for the Mid-Cap Growth and Mid-Cap Value Funds.
ƒ

During the period November 1, 2012 to April 30, 2013, Advisors voluntarily waived a portion of the investment management fee for the Small-Cap Equity Fund. The investment management fee range after the waiver was 0.40%–0.45% of average daily net assets. Advisors has agreed to continue the investment management fee waiver for the period May 1, 2013 to April 30, 2014. This voluntary waiver may be terminated by the Board of Trustees after the first six months. Effective May 1, 2013, the maximum expense amount will be 0.52% for Institutional Class, 0.77% for the Retirement Class, 0.52% for the Retail Class and 0.67% for the Premier Class.

¥

Effective May 1, 2013, the investment management fees will be 0.25%–0.40% of average daily net assets for the Enhanced International Equity Index Fund. The maximum expense amount will be 0.50% of average daily net assets.

‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2014. For the International Opportunities Fund, the reimbursement arrangements will continue through at least April 11, 2014. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in several of the Funds. As of April 30, 2013, one 529 Plan owned 6% of the Social Choice Equity Fund.

At the commencement of operations of the Emerging Markets Equity Fund, the Global Natural Resources Fund, and the International Opportunities Fund, TIAA, an affiliate, invested in each Fund. In addition, a registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the funds, and certain funds within the Trust also make investments in the Funds.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	107

Notes to financial statements (unaudited)

The following is the percentage of Fund shares owned by TIAA and other funds within the Trust as of April 30, 2013:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total

Enhanced Large-Cap Growth Index	–%	95%	–%	4%	–%	99%
Enhanced Large-Cap Value Index	–	95	1	4	–	100
Growth & Income	–	32	–	2	4	38
Large-Cap Growth	–	61	1	3	1	66
Large-Cap Value	–	32	–	2	6	40
Mid-Cap Growth	–	5	–	–	7	12
Mid-Cap Value	–	2	–	–	8	10
Small-Cap Equity	–	26	–	1	6	33
Social Choice Equity	–	–	–	–	2	2
Emerging Markets Equity	1	88	1	4	–	94
Enhanced International Equity Index	–	95	1	4	–	100
Global Natural Resources	8	83	–	1	–	92
International Equity	–	29	–	1	6	36
International Opportunities	33	63	1	3	–	100

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliate companies is as follows:

Issue	Value at October 31, 2012	Purchase cost	Sales proceeds	Realized gain/(loss)	Dividend income	Withholding expense	Shares at April 30, 2013	Value at April 30, 2013

Large-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$115,711,071	$ 81,102,884	$ 34,929,146	$–	$–	$–	161,884,809	$161,884,809

Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$157,154,884	$ 88,899,950	$ 82,261,994	$–	$–	$–	163,792,840	$163,792,840

International Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$144,211,707	$373,261,438	$112,018,972	$–	$–	$–	405,454,173	$405,454,173

Note 5—investments

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

108	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

concluded

Net unrealized appreciation (depreciation): At April 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Enhanced Large-Cap Growth Index	$980,513,323	$244,322,928	$(4,497,534)	$239,825,394
Enhanced Large-Cap Value Index	1,062,153,927	274,171,289	(6,927,941)	267,243,348
Growth & Income	2,762,178,566	711,119,123	(13,058,007)	698,061,116
Large-Cap Growth	1,443,923,995	409,891,046	(6,499,641)	403,391,405
Large-Cap Value	3,377,683,849	640,244,744	(111,433,153)	528,811,591
Mid-Cap Growth	1,284,612,994	352,510,064	(11,613,886)	340,896,178
Mid-Cap Value	3,181,320,074	886,563,832	(33,921,142)	852,642,690
Small-Cap Equity	1,746,775,623	369,339,944	(42,857,015)	326,482,929
Social Choice Equity	1,088,369,580	394,815,668	(32,693,622)	362,122,046
Emerging Markets Equity	648,789,730	115,689,683	(20,651,253)	95,038,430
Enhanced International Equity Index	813,374,205	126,762,257	(12,424,619)	114,337,638
Global Natural Resources	317,140,234	16,959,619	(12,919,457)	4,040,162
International Equity	3,138,509,656	380,194,901	(58,379,938)	321,814,963
International Opportunities	59,197,961	1,858,304	(309,290)	1,549,014

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2013 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales

Enhanced Large-Cap Growth Index	$715,755,003	$628,131,731
Enhanced Large-Cap Value Index	559,064,670	478,353,921
Growth & Income	2,470,866,766	2,318,249,952
Large-Cap Growth	984,518,106	973,093,609
Large-Cap Value	1,003,869,989	750,308,924
Mid-Cap Growth	558,656,261	599,955,321
Mid-Cap Value	993,567,110	852,429,904
Small-Cap Equity	878,101,223	900,120,922
Social Choice Equity	90,297,921	70,126,680
Emerging Markets Equity	372,131,973	334,798,936
Enhanced International Equity Index	434,918,481	328,507,794
Global Natural Resources	185,087,451	121,141,664
International Equity	1,348,778,926	1,513,480,745
International Opportunities	61,434,491	2,049,342

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2012 was as follows:

	October 31, 2012

Fund	Ordinary income	Long-term capital gains	Total

Enhanced Large-Cap Growth Index	$44,755,249	$36,530,158	$81,285,407
Enhanced Large-Cap Value Index	26,245,491	22,209,269	48,454,760
Growth & Income	31,769,029	17,947,213	49,716,242
Large-Cap Growth	2,803,069	11,957,189	14,760,258
Large-Cap Value	31,353,692	–	31,353,692
Mid-Cap Growth	–	46,187,920	46,187,920
Mid-Cap Value	32,121,317	–	32,121,317
Small-Cap Equity	8,529,276	42,375,063	50,904,339
Social Choice Equity	18,080,683	–	18,080,683
Emerging Markets Equity	2,863,899	–	2,863,899
Enhanced International Equity Index	17,033,076	–	17,033,076
Global Natural Resources	125,457	–	125,457
International Equity	38,514,207	–	38,514,207

The tax character of the fiscal year 2013 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds, except the International Opportunities Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2013, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	109

Approval or renewal of investment management agreement
(unaudited)

Board approval or renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the approval or renewal process

The Board held a meeting on March 28, 2013, at which it considered the initial approval of the Agreement with respect to the TIAA-CREF International Opportunities Fund (“IOF”) and the annual renewal of the Agreement with respect to each other Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract approval and renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Note that no performance or portfolio data were provided by

Lipper or TAI with respect to IOF because it was not yet operational. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed approval or renewal of the Agreement.

In advance of the Board meeting held on March 28, 2013, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to approve or renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the

110	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should approve or renew the Agreement.

In considering whether to approve or renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve or renew the Agreement.

In reaching its decisions regarding the approval or renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the approval or renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its approval or renewal determinations on a Fund-by-Fund basis. In deciding whether to approve or renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve or renew the Agreement for each Fund. At its meeting on March 28, 2013, the Board voted unanimously to initially approve the Agreement for IOF and to renew the Agreement for each other Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds (except for IOF), as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund (except for IOF), over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2012 with respect to the Funds (and financial projections for IOF). The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	111

Approval or renewal of investment management agreement
(unaudited)

management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2012 (and was expected to earn a profit eventually on IOF) and that TAI expected this trend to continue. The Board acknowledged the permanent reduction in the management fee rates of the Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds (collectively, the “Enhanced Funds”) that was implemented during the year. The Board also recognized TAI’s agreement to continue the Board-requested, voluntary reduction of the Small-Cap Equity Fund’s management fee rate for another year. The Board also acknowledged TAI’s voluntary implementation of a one-year reduction in the management fee rates of the Enhanced International Equity Index, Mid-Cap Growth and Mid-Cap Value Funds. With respect to those Funds for which the Agreement was profitable to TAI in 2012, the Board concluded that those profits were not, or would not be in the case of IOF, excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower management fee rates) on many actively-managed Funds (which were profitable to TAI) would have a material effect on their fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels. The Board also considered TAI’s implementation of a permanent breakpoint schedule on the Enhanced Funds last year, the one-year continuation of the voluntary waiver of a portion of the Small-Cap Equity Fund’s management fees, as well as the implementation of a one-year voluntary waiver of a portion of the management fees of the Enhanced International Equity Index, Mid-Cap Growth and Mid-Cap Value Funds.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, TAI currently manages or may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the management fee rates actually charged to other investment companies and accounts that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI; may target different types of investors; and/or may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to approve or renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined

112	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2012 under the Agreement.

Enhanced Large-Cap Growth Index Fund

•

The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.347% of average daily net assets.

•

The Fund’s total expenses and management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).

•

The Fund did not have a group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”). For the one-, three- and five-year periods the Fund was in the 4th, 2nd and 2nd quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”), respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit on with respect to its services to the Fund for the one-year period.

Enhanced Large-Cap Value Index Fund

•

The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.344% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd quintile of its Performance Universe for the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.433% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and the 1st and 2nd quintiles of its Expense Universe, respectively.

•

The Fund was in the 3rd, 1st, 2nd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Fund

•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.442% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 2nd and 3rd quintiles of its Performance Group and Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.432% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 2nd quintile of its Performance Group for the one-, five- and ten-year periods and in the 3rd quintile of its Performance Group for the three-year period. The Fund was in the 1st, 3rd, 3rd, and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Growth Fund

•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.453% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 1st, 2nd, and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule for one year effective May 1, 2013.

TIAA-CREF Funds: Equity Funds ▪ 2013 Semiannual Report	113

Approval or renewal of investment management agreement

(unaudited)	concluded

Mid-Cap Value Fund

•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.433% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 1st, 2nd and 1st quintiles of its Performance Group and its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule for one year effective May 1, 2013.

Small-Cap Equity Fund

•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints.Based on asset levels at year-end and a voluntary one-year waiver implemented by TAI the Fund’s aggregate management fee rate was reduced to 0.42% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 4th, 3rd and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd quintile of its Performance Universe for the one-, three-, five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI agreed to extend its voluntary waiver reducing the Fund’s management fee breakpoint schedule for another year.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 2nd, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Fund

•	The Fund’s annual contractual management fee rate is 0.85% of average daily net assets with breakpoints.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and in the 1st and 2nd quintiles, respectively, of its Expense Universe.
•	The Fund was in the 2nd and 3rd quintiles of its Performance Group and Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund is too new to have received an Overall Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Enhanced International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints.
•	The Fund did not have an Expense Group. The Fund’s total expenses and management fees were in the 1st and 3rd quintiles of its Expense Universe, respectively.
•	The Fund did not have a Performance Group. The Fund was in the 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule for one year effective May 1, 2013.

Global Natural Resources Fund

•	The Fund’s annual contractual management fee rate is 0.65% of average daily net assets with breakpoints.
•	The Fund’s total expenses and management fees were in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively.
•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Fund

•

The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.484% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 1st, 1st, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 2nd, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

International Opportunities Fund

•	The Fund’s annual contractual management fee rate is 0.60% of average daily net assets with breakpoints.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.

Based primarily on the foregoing factors and considerations, the Board approved or renewed the Agreement for each Fund.

114	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

eDelivery will save trees, conserve paper and reduce mailbox clutter.
Sign up today at www.tiaa-cref.org/eDelivery
C10214	A12454 (6/13)

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

C10214	A12454 (6/13)

730 Third Avenue New York, NY 10017-3206

C10214	A12454 (6/13)

2013 Semiannual Report TIAA-CREF Funds Equity Index Funds April 30, 2013

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.
This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2013. The report contains three main sections:
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

     The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time, based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

TIAA-CREF Market Monitor

What powered the rally in stocks?

The last-minute passage of a tax bill in Congress on New Year’s Day 2013 enabled the nation to avoid the “fiscal cliff” and quickly ignited a stock market rally. At the same time, investors were encouraged by a 4.3% annual rise in home prices. That held the promise of a sustained economic recovery, and the broad U.S. stock market, as measured by the Russell 3000® Index, jumped 5.5% in January.

     Of course, the stock market had enjoyed solid January returns in 2011 and 2012. In all three cases, share prices were boosted in part by low interest rates and brighter economic prospects. In those previous years, many of the early gains were soon given back, but something was different this time: the Federal Reserve’s monetary policy went viral.

     By the spring of 2013, the European Central Bank and the Bank of Japan joined the Fed in flooding the markets with liquidity, hoping to promote growth. The rising tide of dollars, euros and yen lifted stock prices in markets throughout the world.

Signs of weakness appear in a flourishing market

For the six months ended April 30, 2013, U.S. stocks returned 15.2%. Stocks in developed foreign markets, as measured by the MSCI EAFE Index, performed even better, soaring 16.9%, while the MSCI Emerging Markets Index was up 5.3%. For the same period, investment-grade domestic bonds, constrained by low interest rates, returned just 0.9%, according to the Barclays U.S. Aggregate Bond Index.

At first glance, U.S. stocks looked almost uniformly strong. Investors favored value stocks during the six-month

Government cut spending; consumers did not

Contribution to percent change in real gross domestic product

The U.S. economy was estimated to have grown at an annual rate of 2.5% in the first quarter of 2013.

Source: News release from the Bureau of Economic Analysis, U.S. Department of Commerce, 4/26/13.

period, and, helped by the presence of rebounding banks, they earned 16.3%. But growth issues weren’t far behind; they returned 13.9%. Mid-cap companies generally did best, gaining 18.9%, while small and large caps were up 16.6% and 15.1%, respectively. On an annualized basis, these six-month results were truly extraordinary. (Returns by investment style and capitalization size are based on the Russell indexes.)

     However, investors demonstrated a clear preference among sectors. Most of the best performance within the Russell 3000 Index came from defensive stocks, which usually hold up better in a downturn. Health care was up 20.3%, and consumer staples gained 17.6%. Materials and information technology, two sectors more closely tied to the business cycle, trailed the broad market, returning 10.3% and 7.8%, respectively.

The economy lags far behind the market

Some encouraging signs appeared in the U.S. economy during the period—April housing starts were 13% higher than one-year earlier, and the unemployment rate dropped from 7.9% to 7.5% during the first four months of 2013. However, growth strong enough to put millions of Americans back to work and speed the reduction of private and public debt remained elusive.

     Gross domestic product grew at an estimated annual rate of 2.5% in the first quarter of 2013; with the population expanding at nearly 1% each year, that growth rate was meager on a per capita basis. As the graph on the left shows, resilient consumer spending was offset by cuts in government spending and a decline in net exports. Furthermore, many economists predicted domestic growth would slip as 2013 progressed.

     With government spending unlikely to increase any time soon, the U.S. economy depends increasingly on exports and on consumer spending here at home. The International Monetary Fund projected global growth would be muted in 2013, so exports weren’t expected to pick up soon.

     If American consumers had more diverse assets, including stocks and bonds, they might be able to help more, but the wealth of most households is concentrated in their homes. Roughly a quarter of all mortgages were larger than the market value of the home, as of March 31, 2013, according to Zillow Real Estate Research.

     Until mortgage debt is paid down or renegotiated, consumer spending seems unlikely to spur vigorous growth. That was the context in which investors started looking to defensive sectors, even as the stock market’s strong performance continued.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	3

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed market countries outside North America.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

     The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

     The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2012–April 30, 2013).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

     Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

     This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	5

Equity Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	17.3
Information technology	16.9
Consumer discretionary	12.7
Health care	12.4
Industrials	10.9
Consumer staples	9.6
Energy	9.6
Materials	3.8
Utilities	3.6
Telecommunication services	2.6
Short-term investments,
other assets & liabilities, net	0.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	44.8
More than $15 billion–$50 billion	25.2
More than $2 billion–$15 billion	24.1
$2 billion or less	5.9

Total	100.0

Performance for the six months ended April 30, 2013

The Equity Index Fund returned 15.07% for the Institutional Class, compared with the 15.16% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2013, the fund returned 17.12%, versus 17.21% for the index. The table below shows returns for all share classes of the fund.

     For the period, the fund’s return trailed that of its benchmark index, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

U.S. stocks soar on upbeat economic news

For the six months, the broad U.S. stock market, as measured by the Russell 3000 Index, posted a strong double-digit gain, after posting a lackluster 1.78% return for the previous six months.

     Equity investors were buoyed by signs that the U.S. economy was improving. Unemployment dipped slightly, to 7.5%, and the housing market strengthened. Congress’s eleventh-hour resolution of the “fiscal cliff” standoff at year-end 2012 was followed by a 5.49% jump in the Russell 3000 in January. And, with the Federal Reserve continuing its accommodative policies, the nation’s gross domestic product was 2.2% for calendar year 2012, compared with 1.8% for 2011.

     In “risk-on” mode during the period, investors favored the stocks of mid- and small-capitalization companies, which have the potential for higher returns than those issued by large-cap firms but which can also be more volatile. For the six months, the mid-cap stocks of the Russell 3000 advanced 18.90%, while small caps earned 16.58%. Large-cap issues lagged the overall market, returning 15.05%. Value stocks, which include many financial companies, outperformed growth shares, 16.33% to 13.93%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Performance as of April 30, 2013

		Total return		Average annual total return

Equity Index Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	15.07%	17.12%	5.63%		8.42%
Retirement Class	3/31/2006	14.95	16.86	5.36		8.24	*
Retail Class	3/31/2006	14.94	16.75	5.38		8.28	*
Premier Class	9/30/2009	14.97	16.92	5.51	*	8.36	*

Russell 3000 Index	—	15.16	17.21	5.63		8.48

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Three large sectors drive the benchmark higher

All ten industry sectors of the Russell 3000 advanced for the period, with eight generating double-digit gains. The index was powered mainly by extraordinary gains from three of the benchmark’s four largest sectors: financials, the benchmark’s largest sector (up 18.7%), consumer discretionary (up 20.0%) and health care (up 20.3%). Together, these three sectors made up more than two-fifths of the benchmark’s market capitalization on April 30, 2013. Contributions from the consumer staples sector (up 17.6%) also helped.

Amid the powerful rally, only the energy and information technology sectors produced single-digit gains. They returned 8.9% and 7.8%, respectively.

Several of the largest stocks trailed the market

Only one of the Russell 3000’s five largest stocks outperformed the market as a whole, and two lost ground. In part, this reflected investors’ preference for the shares of smaller companies and divergent results from the benchmark’s sectors.

     Of the stocks that advanced, Microsoft led with a 17.9% rise, followed by Chevron (up 12.5%) and General Electric (up 7.7%). The two stocks with the largest market capitalizations retreated: Exxon Mobil fell 1.1%, while Apple declined 24.9%. In the case of the latter, investors took profits after a more than fivefold price increase from 2009 to early 2013.

Expense example

Six months ended April 30, 2013

Equity Index Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,150.71	$0.32
Retirement Class	1,000.00	1,149.47	1.65
Retail Class	1,000.00	1,149.43	2.08
Premier Class	1,000.00	1,149.70	1.12

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Retirement Class	1,000.00	1,023.26	1.56
Retail Class	1,000.00	1,022.86	1.96
Premier Class	1,000.00	1,023.75	1.05

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.31% for the Retirement Class, 0.39% for the Retail Class and 0.21% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	7

Large-Cap Growth Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Information technology	28.1
Consumer discretionary	17.0
Consumer staples	13.0
Health care	12.9
Industrials	12.5
Financials	5.6
Energy	4.0
Materials	3.9
Telecommunication services	2.4
Utilities	0.2
Short-term investments,
other assets & liabilities, net	0.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	52.2
More than $15 billion–$50 billion	24.9
More than $2 billion–$15 billion	22.7
$2 billion or less	0.2

Total	100.0

Performance for the six months ended April 30, 2013

The Large-Cap Growth Index Fund returned 13.64% for the Institutional Class, compared with the 13.71% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2013, the fund returned 12.55%, versus 12.60% for the index. The table below shows returns for all share classes of the fund.

     For the period, the fund’s return trailed that of its benchmark index, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap growth stocks lag in a rising market

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 15.16% for the six-month period—performance that was much better than that of the previous six months, when the index rose just 1.78%. The market rallied as investors welcomed signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth.

     For the period, large-cap growth issues lagged the 16.31% advance of the large-cap value category, largely because the latter contained more financial stocks, many of which performed well. Within the growth category, large caps trailed both mid- and small-cap stocks, which advanced 17.75% and 16.60%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

     For the ten years ended April 30, 2013, the Russell 1000 Growth Index posted an average annual return of 8.08%, lagging the 8.42% average gain of the Russell 1000 Value Index and the 8.48% average return of the Russell 3000 Index.

Performance as of April 30, 2013

		Total return		Average annual total return

Large-Cap Growth Index Fund	Inception date	6 months	1 year	5 years	10 years

Institutional Class	10/1/2002	13.64%	12.55%	6.61%	7.96%
Retirement Class	10/1/2002	13.57	12.26	6.35	7.67

Russell 1000 Growth Index	—	13.71	12.60	6.66	8.08

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

8	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Health care and consumer discretionary lead the way

All ten industry sectors of the Russell 1000 Growth Index generated positive returns for the period, with all but one achieving double-digit gains. The largest contributions to benchmark performance came from the heath care and consumer discretionary sectors, which rose 23.5% and 18.9%, respectively. The consumer discretionary sector benefited from falling unemployment and an improving housing market. The president’s November re-election added clarity to the direction of health care policy, which was positive for health care stocks. Strong gains from industrials (up 17.2%) and consumer staples (up 16.5%) also helped benchmark performance. Together, these four sectors constituted more than one-half of the benchmark’s total market capitalization at period-end.

     The benchmark’s performance, however, was constrained by a 3.1% return from its largest sector, information technology. Technology stocks lagged the market, in part, because demand for personal computers slackened.

Three of the index’s five largest stocks score outsized gains

The five largest stocks in the Russell 1000 Growth Index, in terms of market capitalization at period-end, produced widely divergent returns for the six months. Google, Microsoft and Coca-Cola outpaced the benchmark, rising 21.2%, 17.9% and 15.5%, respectively. Trailing the index were IBM, which rose 5.0%, and Apple, which fell 24.9% as investors took profits after a more than fivefold price increase from 2009 to early 2013.

Expense example

Six months ended April 30, 2013

Large-Cap Growth Index Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,136.37	$0.37
Retirement Class	1,000.00	1,135.70	1.69

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.45	0.35
Retirement Class	1,000.00	1,023.21	1.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class and 0.32% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	9

Large-Cap Value Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	28.2
Energy	15.4
Health care	11.8
Industrials	8.7
Consumer discretionary	8.4
Consumer staples	7.4
Utilities	6.8
Information technology	6.5
Materials	3.4
Telecommunication services	3.1
Short-term investments,
other assets & liabilities, net	0.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	44.1
More than $15 billion–$50 billion	30.7
More than $2 billion–$15 billion	24.4
$2 billion or less	0.8

Total	100.0

Performance for the six months ended April 30, 2013

The Large-Cap Value Index Fund returned 16.21% for the Institutional Class, compared with the 16.31% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2013, the fund returned 21.61%, versus 21.80% for the index. The table below shows returns for all share classes of the fund.

     For the period, the fund’s return trailed that of its benchmark index, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap value stocks outpace the broad market

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 15.16% for the six-month period—performance that was much better than that of the previous six months, when the index rose just 1.78%. The market rallied as investors welcomed signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth.

     For the period, large-cap value issues surpassed the 13.71% return of large-cap growth stocks, in part, because the former contained more financial stocks, many of which performed well. Within the value category, however, large-cap stocks were outperformed by mid- and small-cap issues, which returned 19.89% and 16.58%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

     For the ten years ended April 30, 2013, the Russell 1000 Value Index posted an average annual gain of 8.42%, topping the 8.08% average return of the Russell 1000 Growth Index but slightly trailing the 8.48% average return of the Russell 3000 Index.

Performance as of April 30, 2013

		Total return		Average annual total return

Large-Cap Value Index Fund	Inception date	6 months	1 year	5 years	10 years

Institutional Class	10/1/2002	16.21%	21.61%	4.13%	8.33%
Retirement Class	10/1/2002	16.03	21.26	3.87	8.03

Russell 1000 Value Index	—	16.31	21.80	4.17	8.42

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

10	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Financials push the benchmark higher

For the period, all ten industry sectors of the fund’s benchmark produced positive results, and eight generated double-digit gains. The benchmark’s largest sector, financials, gained 18.9%, providing the greatest contribution to benchmark performance. Strong showings from information technology, consumer discretionary and health care, which rose 28.0%, 22.1% and 17.6%, respectively, lifted the index, too. In combination, these four sectors made up more than one-half of the benchmark’s total market capitalization on April 30, 2013.

Only the energy and materials sectors produced single-digit gains. They advanced 7.8% and 4.1%, respectively. The energy sector struggled amid low natural gas prices.

Several large issues underperform

For the period, only one of the benchmark’s five largest stocks outperformed the index. Pfizer led the way, returning 19.0%. Chevron (up 12.5%), AT&T (up 11.0%) and General Electric (up 7.7%) posted gains but failed to keep pace with the benchmark. Exxon Mobil, the index’s largest individual component in terms of market capitalization at period-end, declined 1.1%, trailing the overall energy sector by almost nine percentage points.

Expense example

Six months ended April 30, 2013

Large-Cap Value Index Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,162.06	$0.38
Retirement Class	1,000.00	1,160.26	1.71

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.45	0.35
Retirement Class	1,000.00	1,023.21	1.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class and 0.32% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	11

S&P 500 Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Information technology	17.5
Financials	15.9
Health care	12.6
Consumer discretionary	11.7
Consumer staples	10.9
Energy	10.5
Industrials	9.7
Utilities	3.6
Materials	3.3
Telecommunication services	3.0
Short-term investments,
other assets & liabilities, net	1.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	55.1
More than $15 billion–$50 billion	30.0
More than $2 billion–$15 billion	14.9

Total	100.0

Performance for the six months ended April 30, 2013

The S&P 500 Index Fund returned 14.38% for the Institutional Class, compared with the 14.42% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2013, the fund returned 16.78%, versus 16.89% for the index. The table below shows returns for all share classes of the fund.

     For the period, the fund’s return trailed that of its benchmark index, because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks rally as risk appetites return

For the six months, large-cap U.S. stocks, as measured by the S&P 500 Index, posted a strong double-digit gain, which belied the gyrations of an off-again, on-again market.

     As the reporting period began, uncertainty surrounding the U.S. presidential election and the looming “fiscal cliff” deadline temporarily rattled investors, and large-cap stocks produced only modest gains in November and December of 2012. However, stocks rallied in the new year amid signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth. In this “risk-on” market environment, the S&P 500 produced solid monthly gains through period-end, highlighted by a 5.18% advance in January.

     Despite the benchmark’s strong six-month performance, it could not keep pace with the 15.16% return of the broad U.S. stock market, as measured by the Russell 3000® Index. More than one-fourth of the market value of the Russell index consisted of small- and mid-cap stocks at the end of the period, and both categories outpaced the large-cap issues that make up the S&P 500. During the period, investors favored small- and mid-cap stocks because of their higher return potential.

Performance as of April 30, 2013

		Total return		Average annual Total return

S&P 500 Index Fund	Inception date	6 months	1 year	5 years	10 years

Institutional Class	10/1/2002	14.38%	16.78%	5.17%	7.80%
Retirement Class	10/1/2002	14.18	16.52	4.90	7.49

S&P 500 Index	—	14.42	16.89	5.21	7.88

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

12	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

For the ten years ended April 30, 2013, the S&P 500 Index produced an average annual gain of 7.88%, versus the 8.48% average return of the Russell 3000 Index.

Large-cap stocks stage a broad advance

All ten industry sectors of the S&P 500 Index generated positive results, with eight posting double-digit gains. The largest contribution came from financials, the benchmark’s second-largest sector, which returned 19.0%. Strong gains from the sizable health care, consumer discretionary and consumer staples sectors also lifted benchmark performance. Together, these four sectors constituted more than one-half of the benchmark’s market capitalization on April 30, 2013.

However, information technology, the largest sector in the index at period-end, produced the smallest return; it gained just 6.7%.

The benchmark’s five largest stocks post divergent returns

During the period, three of the S&P 500’s five largest stocks posted double-digit gains, while the other two lost ground. Johnson & Johnson led the way with a 22.4% advance. Microsoft was next with a 17.9% gain, outpacing the overall information technology sector by more than ten percentage points. Chevron lagged the index but posted a 12.5% return during the six months.

     The two stocks with the largest market capitalizations at period-end fell: Exxon Mobil slipped 1.1%, while Apple declined 24.9%, as investors took profits after a more than fivefold price increase from 2009 to early 2013.

Expense example

Six months ended April 30, 2013

S&P 500 Index Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,143.82	$0.32
Retirement Class	1,000.00	1,141.81	1.65

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Retirement Class	1,000.00	1,023.26	1.56

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	13

Small-Cap Blend Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	22.9
Information technology	15.6
Industrials	14.5
Consumer discretionary	13.7
Health care	12.1
Energy	5.7
Materials	4.9
Consumer staples	3.6
Utilities	3.4
Telecommunication services	0.7
Short-term investments,
other assets & liabilities, net	2.9

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $15 billion–$50 billion	0.2
More than $2 billion–$15 billion	29.4
$2 billion or less	70.4

Total	100.0

Performance for the six months ended April 30, 2013

The Small-Cap Blend Index Fund returned 16.56% for the Institutional Class, compared with the 16.58% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2013, the fund returned 17.97%, versus 17.69% for the index. The table below shows returns for all share classes of the fund.

     For the period, the fund benefited from participating in a securities lending program, but its return trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Small-cap stocks outperform in a rising market

For the six months, small-cap issues scored a double-digit gain and outpaced the 15.16% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

     Stocks surged across capitalization sizes, as investors reacted favorably to signs of an improving U.S. economy, resilient consumer spending and news that the Federal Reserve would continue its accommodative policies in an effort to promote growth. In this “risk-on” environment, some investors favored small-cap stocks over large caps because of the former’s higher return potential.

     Among small-cap stocks, returns in the growth and value categories were nearly identical. Growth issues rose 16.60%, while value stocks gained 16.58%. (Returns by investment style and capitalization size are based on the Russell indexes.)

     For the ten years ended April 30, 2013, small-cap stocks posted an average annual return of 10.47%—nearly two percentage points greater than the 8.48% average earnings of the broad market over the same period.

Performance as of April 30, 2013

		Total return		Average annual total return

Small-Cap Blend Index Fund*	Inception date	6 months	1 year	5 years	10 years

Institutional Class	10/1/2002	16.56%	17.97%	7.32%	10.45%
Retirement Class	10/1/2002	16.51	17.75	7.06	10.17

Russell 2000 Index	—	16.58	17.69	7.27	10.47

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

14	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Financials are key to the broad-based sector advance

For the period, all ten industry sectors of the Russell 2000 Index scored double-digit gains. The biggest contribution came from the benchmark’s largest sector—financials—which rose 16.9% and constituted almost one-quarter of the index’s market capitalization on April 30, 2013. Strong results from industrials and consumer discretionary, the benchmark’s third- and fourth-largest sectors, further aided the index’s advance. Solid contributions from the health care (up 17.9%) and information technology (up 15.6%) sectors helped as well.

     Despite posting double-digit gains, the telecommunication services, energy, utilities and materials sectors all lagged the overall benchmark. Collectively, these sectors made up about one-sixth of the index at period-end.

Among the benchmark’s largest stocks, returns vary sharply

Four of the five largest stocks in the Russell 2000 Index posted double-digit gains during the six-month period. Alaska Air and Gulfport Energy soared 61.2% and 57.3%, respectively. Biopharmaceutical company Pharmacyclics, the benchmark’s largest issue in terms of market capitalization at period-end, clocked a 33.5% advance, while real estate investment trust Two Harbors Investment rose 16.1%. Loan service provider Ocwen Financial substantially lagged the benchmark, falling 5.2%, as investors took profits after a more than tenfold price increase from 2008 through 2012.

Expense example

Six months ended April 30, 2013

Small-Cap Blend Index Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,165.61	$0.43
Retirement Class	1,000.00	1,165.08	1.77

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.40	0.40
Retirement Class	1,000.00	1,023.16	1.66

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	15

Emerging Markets Equity Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	28.8
Information technology	13.5
Energy	11.1
Materials	9.7
Consumer staples	8.8
Consumer discretionary	7.2
Telecommunication services	7.2
Industrials	5.9
Utilities	3.5
Health care	1.3
Short-term investments,
other assets & liabilities, net	3.0

Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2013

China	15.9
Korea	13.0
Brazil	11.4
Taiwan	10.1
South Africa	6.3
India	6.1
Russia	5.2
Mexico	4.9
Malaysia	3.3
Indonesia	2.8
15 other nations	13.8
Short-term investments	7.2

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	22.8
More than $15 billion–$50 billion	31.6
More than $2 billion–$15 billion	42.3
$2 billion or less	3.3

Total	100.0

Performance for the six months ended April 30, 2013

The Emerging Markets Equity Index Fund returned 5.08% for the Institutional Class, compared with the 5.29% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2013, the fund returned 3.88%, versus 3.97% for the index. The table below shows returns for all share classes of the fund.

     For the period, the fund was positively affected by fair value pricing adjustments, but its return nevertheless trailed that of its benchmark because of the timing of foreign currency valuations and the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Emerging stocks trail developed markets

After falling 1.72% for the previous six months, the MSCI Emerging Markets Index rebounded to post a solid gain for the six-month reporting period. However, emerging market stocks lagged the 16.90% return of the 22 developed market nations that comprise the MSCI EAFE Index. The shortfall against the broad U.S. stock market was also pronounced; the Russell 3000® Index delivered a 15.16% return.

     The emerging markets index rose 7.69% for the first half of the period, when investors were buoyed by announcements of monetary easing by central banks and resolution of the “fiscal cliff” standoff in Washington. While developed market equities continued to climb during the second half of the period, emerging market stocks declined 2.23%.

     For the period, a falling dollar against many emerging market currencies increased the return of the MSCI Emerging Markets Index for U.S. investors. In terms of local currencies, the index gained 5.00%.

Performance as of April 30, 2013

		Total return		Average annual total return

Emerging Markets Equity Index Fund*	Inception date	6 months	1 year	since inception

Institutional Class	8/31/2010	5.08%	3.88%	4.16%
Retirement Class	8/31/2010	5.01	3.60	3.92
Retail Class	8/31/2010	5.01	3.51	3.77
Premier Class	8/31/2010	5.08	3.68	4.01

MSCI Emerging Markets Index	—	5.29	3.97	5.05 †

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

16	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Gains in Taiwan and Brazil lead the way

For the six months, markets in Taiwan and Brazil rose 12.3% and 5.4%, respectively, and made the largest contributions to the benchmark’s return. The double-digit rally in Taiwanese stocks was due, in part, to proposed regulations aimed at encouraging capital flows from China. China and Korea—the two largest country components of the index at period-end—returned just 3.1% and 1.7%, respectively. (All returns are in U.S. dollars.)

These gains more than offset losses in Egypt (down 18.0%), Colombia (down 4.4%) and South Africa (down 1.0%).

Returns from the benchmark’s five largest stocks vary sharply

Four of the five largest stocks in the index, as measured by market capitalization on April 30, 2013, posted positive results. Taiwan Semiconductor surged 22.2%, followed by Korean electronics maker Samsung (up 15.5%), China Construction Bank (up 11.2%) and Industrial & Commercial Bank of China (up 6.3%). China Mobile rounded out the top five but lagged the index, falling 1.3%.

     The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

     Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes, are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2013

Emerging Markets Equity Index Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,050.83	$1.27
Retirement Class	1,000.00	1,050.06	2.54
Retail Class	1,000.00	1,050.12	3.25
Premier Class	1,000.00	1,050.79	2.03

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.55	1.25
Retirement Class	1,000.00	1,022.32	2.51
Retail Class	1,000.00	1,021.62	3.21
Premier Class	1,000.00	1,022.81	2.01

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.25% for the Institutional Class, 0.50% for the Retirement Class, 0.64% for the Retail Class and 0.40% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	17

International Equity Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2013

Financials	25.1
Industrials	11.9
Consumer staples	11.7
Consumer discretionary	10.6
Health care	9.9
Materials	8.2
Energy	6.8
Telecommunication services	4.9
Information technology	4.2
Utilities	3.7
Short-term investments,
other assets & liabilities, net	3.0

Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2013

Japan	19.3
United Kingdom	17.1
Switzerland	7.9
France	7.9
Australia	7.8
Germany	7.2
Netherlands	3.8
Sweden	2.7
Spain	2.5
Hong Kong	2.5
19 other nations	9.0
Short-term investments	12.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2013

More than $50 billion	40.9
More than $15 billion–$50 billion	32.5
More than $2 billion–$15 billion	26.4
$2 billion or less	0.2

Total	100.0

Performance for the six months ended April 30, 2013

The International Equity Index Fund returned 16.75% for the Institutional Class, compared with the 16.90% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2013, the fund returned 19.72%, versus 19.39% for the index. The table below shows returns for all share classes of the fund.

     For the period, the fund benefited from participating in a securities lending program, but its return nevertheless trailed that of its benchmark largely because of the effect of expenses and the timing of foreign currency valuations. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Foreign stocks surge as investor doubts ease

For the six months, the MSCI EAFE Index, which measures stock performance in 22 developed market nations outside North America, posted a double-digit gain. This was a welcome reversal after three consecutive six-month periods of disappointing results.

     Despite concern about the sluggish pace of worldwide economic growth, investors took heart from decisive stimulus measures initiated by the central banks of the United States, the European Union and Japan. Most of the EAFE’s return came in the first half of the period, when investors were buoyed by the resolution of the “fiscal cliff” standoff in Washington and by signs of stabilization in Europe’s sovereign debt crisis.

     A rising dollar across the period, relative to the euro and yen, reduced the EAFE’s return for U.S. investors (the dollar was weaker against the pound). In terms of local currencies, the index gained 21.76% for the period.

Performance as of April 30, 2013

		Total return		Average annual total return

International Equity Index Fund*	Inception date	6 months	1 year	5 years		10 years

Institutional Class	10/1/2002	16.75%	19.72%	–0.72%		9.28%
Retirement Class	10/1/2002	16.64	19.40	–0.96		8.98
Premier Class	9/30/2009	16.69	19.51	–0.82	†	9.22	†

MSCI EAFE Index	—	16.90	19.39	–0.93		9.23

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

18	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

     For the six months, the EAFE outpaced the 15.16% return of the broad U.S. stock market, as measured by the Russell 3000® Index. For the ten years ended April 30, 2013, the EAFE’s 9.23% average annual return topped the 8.48% average gain of the Russell 3000.

Impressive results from Japan lift the benchmark higher

All of the EAFE’s country components rose for the period, and 18 recorded double-digit gains. (Returns are in U.S. dollars.) Reversing their decline of the previous six months, Japanese stocks, the benchmark’s largest national component in terms of market capitalization, earned 30.9%.

     Also contributing to the index’s return were substantial gains from the United Kingdom, the benchmark’s second largest component (up 9.4%), Australia (up 18.8%), Switzerland (up 22.2%) and France (up 15.0%).

The benchmark’s largest stocks produce outsized returns

Each of the five largest stocks in the EAFE index produced double-digit gains for the period. Toyota led with a 52.4% return. Nestlé, the benchmark’s largest issue, advanced 16.2%. Rounding out the top five were Britain’s HSBC Holdings (up 13.5%) and two Swiss pharmaceutical companies: Roche Holding (up 34.5%) and Novartis (up 28.1%).

     The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

     Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2013

International Equity Index Fund	Beginning account value (11/1/12)	Ending account value (4/30/13)	Expenses paid during period* (11/1/12– 4/30/13)

Actual return
Institutional Class	$1,000.00	$1,167.48	$0.38
Retirement Class	1,000.00	1,166.37	1.72
Premier Class	1,000.00	1,166.87	1.18

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.45	0.35
Retirement Class	1,000.00	1,023.21	1.61
Premier Class	1,000.00	1,023.70	1.10

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class, 0.32% for the Retirement Class and 0.22% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	19

Summary portfolio of investments (unaudited)

Equity Index Fund  ▪  April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$62,632,734	1.0%

BANKS
681,838		US Bancorp	22,691,569	0.4
1,756,329		Wells Fargo & Co	66,705,375	1.0
		Other	118,200,843	1.9

			207,597,787	3.3

CAPITAL GOODS
249,813		3M Co	26,157,919	0.4
268,544		Boeing Co	24,547,607	0.4
3,798,738		General Electric Co	84,673,870	1.3
327,855		United Technologies Corp	29,929,883	0.5
		Other	338,076,327	5.3

			503,385,606	7.9

COMMERCIAL & PROFESSIONAL SERVICES			69,646,287	1.1

CONSUMER DURABLES & APPAREL			97,439,618	1.5

CONSUMER SERVICES
364,980		McDonald’s Corp	37,279,057	0.6
		Other	103,030,022	1.6

			140,309,079	2.2

DIVERSIFIED FINANCIALS
360,312		American Express Co	24,648,944	0.4
3,867,464		Bank of America Corp	47,608,482	0.7
1,052,477		Citigroup, Inc	49,108,577	0.8
167,467		Goldman Sachs Group, Inc	24,461,905	0.4
1,364,448		JPMorgan Chase & Co	66,871,596	1.0
		Other	185,848,197	2.9

			398,547,701	6.2

ENERGY
709,517		Chevron Corp	86,568,169	1.4
454,628		ConocoPhillips	27,482,262	0.4
1,681,820	d	Exxon Mobil Corp	149,665,162	2.3
290,915		Occidental Petroleum Corp	25,967,073	0.4
478,052		Schlumberger Ltd	35,581,410	0.6
		Other	286,856,112	4.5

			612,120,188	9.6

FOOD & STAPLES RETAILING
459,679		CVS Corp	26,744,124	0.4
606,604		Wal-Mart Stores, Inc	47,145,263	0.7
		Other	59,935,571	1.0

			133,824,958	2.1

FOOD, BEVERAGE & TOBACCO
732,562		Altria Group, Inc	26,745,838	0.4
1,393,851		Coca-Cola Co	59,001,713	0.9
561,141		PepsiCo, Inc	46,277,298	0.8
611,900		Philip Morris International, Inc	58,491,521	0.9
		Other	153,997,294	2.4

			344,513,664	5.4

HEALTH CARE EQUIPMENT & SERVICES			280,980,809	4.4

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
982,494		Procter & Gamble Co	$75,426,064	1.2%
		Other	58,961,235	0.9

			134,387,299	2.1

INSURANCE
638,712	*	Berkshire Hathaway, Inc (Class B)	67,907,860	1.0
		Other	184,156,870	2.9

			252,064,730	3.9

MATERIALS			239,856,719	3.8

MEDIA
965,671		Comcast Corp (Class A)	39,882,212	0.6
750,628		News Corp (Class A)	23,246,949	0.4
640,648		Walt Disney Co	40,258,321	0.6
		Other	134,895,062	2.1

			238,282,544	3.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
565,423		AbbVie, Inc	26,037,729	0.4
279,490		Amgen, Inc	29,125,653	0.5
608,472		Bristol-Myers Squibb Co	24,168,508	0.4
544,658	*	Gilead Sciences, Inc	27,581,481	0.4
987,968		Johnson & Johnson	84,204,513	1.3
1,094,571		Merck & Co, Inc	51,444,837	0.8
2,688,314		Pfizer, Inc	78,149,288	1.2
		Other	188,396,368	3.0

			509,108,377	8.0

REAL ESTATE			247,947,999	3.9

RETAILING
130,120	*	Amazon.com, Inc	33,025,757	0.5
549,333		Home Depot, Inc	40,293,576	0.7
		Other	198,450,817	3.1

			271,770,150	4.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,805,746		Intel Corp	43,247,617	0.7
		Other	94,182,986	1.4

			137,430,603	2.1

SOFTWARE & SERVICES
93,100	*	Google, Inc (Class A)	76,767,467	1.2
392,089		International Business Machines Corp	79,413,706	1.2
2,702,405		Microsoft Corp	89,449,606	1.4
1,299,242		Oracle Corp	42,589,153	0.7
188,024		Visa, Inc (Class A)	31,674,523	0.5
		Other	265,324,881	4.2

			585,219,336	9.2

TECHNOLOGY HARDWARE & EQUIPMENT
335,689		Apple, Inc	148,626,305	2.3
1,925,009		Cisco Systems, Inc	40,271,188	0.7
616,346		Qualcomm, Inc	37,979,240	0.6
		Other	128,515,928	2.0

			355,392,661	5.6

20	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Equity Index Fund ▪ April 30, 2013

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
1,969,194	AT&T, Inc	$73,766,007	1.1%
1,019,532	Verizon Communications, Inc	54,962,970	0.9
	Other	39,881,370	0.6

		168,610,347	2.6

TRANSPORTATION
171,450	Union Pacific Corp	25,367,742	0.4
	Other	97,958,207	1.5

		123,325,949	1.9

UTILITIES		231,803,262	3.6

	TOTAL COMMON STOCKS
	(Cost $5,025,760,638)	6,346,198,407	99.4

RIGHTS / WARRANTS

ENERGY		302	0.0

	TOTAL RIGHTS / WARRANTS
	(Cost $0)	302	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT		19,999,729	0.3

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
180,083,928	a,c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	180,083,928	2.8

			180,083,928	2.8

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $200,083,657)	200,083,657	3.1

	TOTAL PORTFOLIO
		(Cost $5,225,844,295)	6,546,282,366	102.5
	OTHER ASSETS & LIABILITIES, NET		(162,036,280)	(2.5)

	NET ASSETS		$6,384,246,086	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $175,748,314.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	21

Summary portfolio of investments (unaudited)

Large-Cap Growth Index Fund  ▪  April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$8,042,865	0.6%

BANKS			236,382	0.0

CAPITAL GOODS
104,776		3M Co	10,971,095	0.8
113,361		Boeing Co	10,362,329	0.8
109,626		Caterpillar, Inc	9,282,033	0.7
130,896		Honeywell International, Inc	9,626,092	0.7
153,037		United Technologies Corp	13,970,748	1.0
		Other	66,263,893	5.0

			120,476,190	9.0

COMMERCIAL & PROFESSIONAL SERVICES			9,065,362	0.7

CONSUMER DURABLES & APPAREL
121,559		Nike, Inc (Class B)	7,731,152	0.6
		Other	18,805,926	1.4

			26,537,078	2.0

CONSUMER SERVICES
170,553		McDonald’s Corp	17,420,284	1.3
127,117		Starbucks Corp	7,733,798	0.6
		Other	23,005,981	1.7

			48,160,063	3.6

DIVERSIFIED FINANCIALS
107,464		American Express Co	7,351,612	0.6
168,440		iShares Russell 1000 Growth Index Fund	12,275,907	0.9
		Other	16,623,652	1.2

			36,251,171	2.7

ENERGY
223,600		Schlumberger Ltd	16,642,548	1.2
		Other	36,932,518	2.8

			53,575,066	4.0

FOOD & STAPLES RETAILING
72,746		Costco Wholesale Corp	7,887,849	0.6
223,890		Wal-Mart Stores, Inc	17,400,731	1.3
		Other	10,391,682	0.8

			35,680,262	2.7

FOOD, BEVERAGE & TOBACCO
265,281		Altria Group, Inc	9,685,409	0.7
652,048		Coca-Cola Co	27,601,192	2.1
262,542		PepsiCo, Inc	21,651,839	1.6
262,852		Philip Morris International, Inc	25,126,022	1.9
		Other	29,818,470	2.2

			113,882,932	8.5

HEALTH CARE EQUIPMENT & SERVICES
250,214		Abbott Laboratories	9,237,901	0.7
134,944	*	Express Scripts Holding Co	8,011,625	0.6
		Other	42,199,631	3.2

			59,449,157	4.5

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
73,529		Colgate-Palmolive Co	$8,780,098	0.7%
		Other	14,835,237	1.1

			23,615,335	1.8

INSURANCE			7,495,710	0.6

MATERIALS
157,463		Du Pont (E.I.) de Nemours & Co	8,583,308	0.7
89,619		Monsanto Co	9,573,101	0.7
		Other	33,551,778	2.5

			51,708,187	3.9

MEDIA
214,382		Comcast Corp (Class A)	8,853,977	0.7
109,801		Walt Disney Co	6,899,895	0.5
		Other	41,310,201	3.1

			57,064,073	4.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
250,092		AbbVie, Inc	11,516,736	0.9
130,590		Amgen, Inc	13,608,784	1.0
40,251	*	Biogen Idec, Inc	8,812,151	0.6
257,615		Bristol-Myers Squibb Co	10,232,468	0.8
73,838	*	Celgene Corp	8,718,053	0.6
254,351	*	Gilead Sciences, Inc	12,880,335	1.0
103,823		Johnson & Johnson	8,848,834	0.7
		Other	37,761,328	2.8

			112,378,689	8.4

REAL ESTATE
42,759		Simon Property Group, Inc	7,614,095	0.6
		Other	23,610,355	1.7

			31,224,450	2.3

RETAILING
60,718	*	Amazon.com, Inc	15,410,836	1.2
256,975		Home Depot, Inc	18,849,116	1.4
		Other	52,093,726	3.9

			86,353,678	6.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
626,331		Intel Corp	15,000,627	1.1
		Other	17,476,881	1.3

			32,477,508	2.4

SOFTWARE & SERVICES
108,194		Accenture plc	8,811,319	0.7
194,338	*	eBay, Inc	10,181,368	0.8
43,446	*	Google, Inc (Class A)	35,824,268	2.7
182,946		International Business Machines Corp	37,053,883	2.8
18,186		Mastercard, Inc (Class A)	10,055,585	0.7
1,263,258		Microsoft Corp	41,813,840	3.1
607,722		Oracle Corp	19,921,127	1.5
87,735		Visa, Inc (Class A)	14,779,838	1.1
		Other	56,719,870	4.2

			235,161,098	17.6

22	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
157,072	d	Apple, Inc	$69,543,628	5.2%
352,859	*	EMC Corp	7,914,627	0.6
287,605		Qualcomm, Inc	17,722,220	1.3
		Other	12,772,993	1.0

			107,953,468	8.1

TELECOMMUNICATION SERVICES
476,527		Verizon Communications, Inc	25,689,571	1.9
		Other	6,864,929	0.5

			32,554,500	2.4

TRANSPORTATION
79,983		Union Pacific Corp	11,834,285	0.9
121,691		United Parcel Service, Inc (Class B)	10,445,955	0.8
		Other	14,637,194	1.1

			36,917,434	2.8

UTILITIES			2,809,329	0.2

	TOTAL COMMON STOCKS
		(Cost $1,073,375,756)	1,329,069,987	99.6

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
23,167,634	c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	23,167,634	1.7

			23,167,634	1.7

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $23,167,634)	23,167,634	1.7

	TOTAL PORTFOLIO
		(Cost $1,096,543,390)	1,352,237,621	101.3
	OTHER ASSETS & LIABILITIES, NET		(17,991,743)	(1.3)

	NET ASSETS		$1,334,245,878	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $22,557,812.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	23

Summary portfolio of investments (unaudited)

Large-Cap Value Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
678,434		Ford Motor Co	$9,301,330	0.6%
		Other	11,577,706	0.8

			20,879,036	1.4

BANKS
96,651		PNC Financial Services Group, Inc	6,560,670	0.4
343,463		US Bancorp	11,430,449	0.8
888,386		Wells Fargo & Co	33,740,900	2.2
		Other	32,832,011	2.1

			84,564,030	5.5

CAPITAL GOODS
1,921,188		General Electric Co	42,823,281	2.8
		Other	59,597,090	3.8

			102,420,371	6.6

COMMERCIAL & PROFESSIONAL SERVICES			16,363,049	1.1

CONSUMER DURABLES & APPAREL			12,543,347	0.8

CONSUMER SERVICES			8,205,605	0.5

DIVERSIFIED FINANCIALS
1,954,076		Bank of America Corp	24,054,676	1.5
215,573		Bank of New York Mellon Corp	6,083,470	0.4
105,057		Capital One Financial Corp	6,070,193	0.4
531,671		Citigroup, Inc	24,807,769	1.6
84,407		Goldman Sachs Group, Inc	12,329,330	0.8
147,000	e	iShares Russell 1000 Value Index Fund	12,111,330	0.8
690,241		JPMorgan Chase & Co	33,828,711	2.2
278,397		Morgan Stanley	6,166,494	0.4
		Other	44,724,850	2.9

			170,176,823	11.0

ENERGY
90,994		Anadarko Petroleum Corp	7,712,652	0.5
357,694		Chevron Corp	43,642,245	2.8
229,295		ConocoPhillips	13,860,883	0.9
847,902	d	Exxon Mobil Corp	75,454,799	4.9
147,066		Occidental Petroleum Corp	13,127,111	0.9
112,839		Phillips 66	6,877,537	0.5
		Other	76,234,017	4.9

			236,909,244	15.4

FOOD & STAPLES RETAILING
185,466		CVS Corp	10,790,412	0.7
156,960		Walgreen Co	7,771,089	0.5
		Other	7,717,189	0.5

			26,278,690	1.7

FOOD, BEVERAGE & TOBACCO
305,071		Mondelez International, Inc	9,594,483	0.6
		Other	36,582,559	2.4

			46,177,042	3.0

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
177,030		Medtronic, Inc	$8,263,760	0.5%
188,115		UnitedHealth Group, Inc	11,273,732	0.7
		Other	42,257,348	2.8

			61,794,840	4.0

HOUSEHOLD & PERSONAL PRODUCTS
460,578		Procter & Gamble Co	35,358,573	2.3
		Other	5,693,390	0.4

			41,051,963	2.7

INSURANCE
61,441		ACE Ltd	5,476,851	0.3
322,915	*	Berkshire Hathaway, Inc (Class B)	34,332,323	2.2
154,250		Metlife, Inc	6,014,207	0.4
		Other	67,268,829	4.4

			113,092,210	7.3

MATERIALS
215,716		Dow Chemical Co	7,314,930	0.5
		Other	45,148,818	2.9

			52,463,748	3.4

MEDIA
255,269		Comcast Corp (Class A)	10,542,610	0.7
247,580		News Corp (Class A)	7,667,552	0.5
174,132		Time Warner, Inc	10,409,611	0.7
204,827		Walt Disney Co	12,871,329	0.8
		Other	13,394,807	0.9

			54,885,909	3.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
118,880		Eli Lilly & Co	6,583,574	0.4
385,938		Johnson & Johnson	32,893,496	2.1
551,510		Merck & Co, Inc	25,920,970	1.7
1,357,781		Pfizer, Inc	39,470,694	2.6
66,149		Thermo Electron Corp	5,336,901	0.4
		Other	10,092,967	0.6

			120,298,602	7.8

REAL ESTATE			68,510,356	4.4

RETAILING
176,317		Lowe’s Companies, Inc	6,774,099	0.4
113,523		Target Corp	8,010,183	0.5
		Other	18,003,333	1.2

			32,787,615	2.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
234,146		Intel Corp	5,607,797	0.4
		Other	20,312,263	1.3

			25,920,060	1.7

SOFTWARE & SERVICES			22,762,204	1.5

TECHNOLOGY HARDWARE & EQUIPMENT
971,332		Cisco Systems, Inc	20,320,265	1.3
360,178		Hewlett-Packard Co	7,419,667	0.5
		Other	23,560,237	1.5

			51,300,169	3.3

24	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES
995,762		AT&T, Inc	$37,301,244	2.4%
		Other	11,153,315	0.7

			48,454,559	3.1

TRANSPORTATION			16,085,321	1.0

UTILITIES
103,243		Dominion Resources, Inc	6,368,028	0.4
127,763		Duke Energy Corp	9,607,777	0.6
153,515		Exelon Corp	5,758,348	0.4
75,427		NextEra Energy, Inc	6,187,277	0.4
158,087		Southern Co	7,624,536	0.5
		Other	69,502,331	4.5

			105,048,297	6.8

	TOTAL COMMON STOCKS
		(Cost $1,355,244,143)	1,538,973,090	99.7

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
27,725,843	c	TIAA-CREF Short Term Lending
		Portfolio of the State Street Navigator Securities Lending Trust	27,725,843	1.8

			27,725,843	1.8

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $27,725,843)	27,725,843	1.8

	TOTAL PORTFOLIO
		(Cost $1,382,969,986)	1,566,698,933	101.5
	OTHER ASSETS & LIABILITIES, NET		(23,456,397)	(1.5)

	NET ASSETS		$1,543,242,536	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “Other,” is $27,155,068.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	25

Summary portfolio of investments (unaudited)

S&P 500 Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$13,355,068	0.8%

BANKS
214,439		US Bancorp	7,136,530	0.4
564,032		Wells Fargo & Co	21,421,935	1.3
		Other	17,257,769	1.1

			45,816,234	2.8

CAPITAL GOODS
73,051		3M Co	7,649,170	0.5
78,319		Boeing Co	7,159,140	0.4
1,196,439		General Electric Co	26,668,625	1.6
97,044		United Technologies Corp	8,859,147	0.5
		Other	72,490,364	4.4

			122,826,446	7.4

COMMERCIAL & PROFESSIONAL SERVICES			10,860,746	0.7

CONSUMER DURABLES & APPAREL			20,101,458	1.2

CONSUMER SERVICES
115,391		McDonald’s Corp	11,786,037	0.7
		Other	19,068,228	1.2

			30,854,265	1.9

DIVERSIFIED FINANCIALS
110,598		American Express Co	7,566,009	0.5
1,242,914		Bank of America Corp	15,300,272	0.9
349,659		Citigroup, Inc	16,315,089	1.0
50,356		Goldman Sachs Group, Inc	7,355,501	0.4
440,401		JPMorgan Chase & Co	21,584,053	1.3
		Other	44,747,720	2.7

			112,868,644	6.8

ENERGY
223,530		Chevron Corp	27,272,895	1.6
140,509		ConocoPhillips	8,493,769	0.5
515,515	d	Exxon Mobil Corp	45,875,680	2.8
92,698		Occidental Petroleum Corp	8,274,224	0.5
152,844		Schlumberger Ltd	11,376,179	0.7
		Other	72,838,898	4.4

			174,131,645	10.5

FOOD & STAPLES RETAILING
141,683		CVS Corp	8,243,117	0.5
192,463		Wal-Mart Stores, Inc	14,958,224	0.9
		Other	17,182,213	1.0

			40,383,554	2.4

FOOD, BEVERAGE & TOBACCO
231,289		Altria Group, Inc	8,444,361	0.5
441,018		Coca-Cola Co	18,668,292	1.1
177,525		PepsiCo, Inc	14,640,487	0.9
189,603		Philip Morris International, Inc	18,124,151	1.1
		Other	42,187,505	2.5

			102,064,796	6.1

HEALTH CARE EQUIPMENT & SERVICES			68,121,636	4.1

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
314,309		Procter & Gamble Co	$24,129,502	1.5%
		Other	15,057,092	0.9

			39,186,594	2.4

INSURANCE
209,867	*	Berkshire Hathaway, Inc (Class B)	22,313,059	1.3
		Other	46,455,883	2.8

			68,768,942	4.1

MATERIALS			55,464,327	3.3

MEDIA
303,724		Comcast Corp (Class A)	12,543,801	0.7
207,751		Walt Disney Co	13,055,073	0.8
		Other	35,135,734	2.1

			60,734,608	3.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
181,305		AbbVie, Inc	8,349,095	0.5
86,125		Amgen, Inc	8,975,086	0.5
188,424		Bristol-Myers Squibb Co	7,484,201	0.5
175,190	*	Gilead Sciences, Inc	8,871,622	0.5
321,634		Johnson & Johnson	27,412,866	1.7
347,772		Merck & Co, Inc	16,345,284	1.0
827,187		Pfizer, Inc	24,046,326	1.4
		Other	39,649,695	2.4

			141,134,175	8.5

REAL ESTATE			37,484,975	2.2

RETAILING
41,845	*	Amazon.com, Inc	10,620,679	0.6
172,049		Home Depot, Inc	12,619,794	0.8
		Other	46,372,077	2.8

			69,612,550	4.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
569,135		Intel Corp	13,630,783	0.8
		Other	19,721,363	1.2

			33,352,146	2.0

SOFTWARE & SERVICES
30,725	*	Google, Inc (Class A)	25,334,913	1.5
120,543		International Business Machines Corp	24,414,779	1.5
867,409		Microsoft Corp	28,711,238	1.7
424,917		Oracle Corp	13,928,780	0.8
59,344		Visa, Inc (Class A)	9,997,090	0.6
		Other	52,865,348	3.2

			155,252,148	9.3

TECHNOLOGY HARDWARE & EQUIPMENT
108,047		Apple, Inc	47,837,809	2.9
613,544		Cisco Systems, Inc	12,835,341	0.8
197,703		Qualcomm, Inc	12,182,459	0.7
		Other	30,822,887	1.8

			103,678,496	6.2

26	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

S&P 500 Index Fund ▪ April 30, 2013

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
631,877	AT&T, Inc	$23,670,112	1.4%
328,889	Verizon Communications, Inc	17,730,406	1.1
	Other	8,802,827	0.5

		50,203,345	3.0

TRANSPORTATION
54,007	Union Pacific Corp	7,990,876	0.5
	Other	19,436,492	1.1

		27,427,368	1.6

UTILITIES		59,908,783	3.6

	TOTAL COMMON STOCKS
	(Cost $1,381,793,523)	1,643,592,949	98.7

Principal	Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
	United States Treasury Bill
$18,000,000	0.055%, 05/16/13	17,999,588	1.1

		17,999,588	1.1

Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
10,495,415	c	TIAA-CREF Short Term Lending
		Portfolio of the State Street Navigator Securities Lending Trust	$10,495,415	0.6%

			10,495,415	0.6

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $28,495,003)	28,495,003	1.7

		TOTAL PORTFOLIO
		(Cost $1,410,288,526)	1,672,087,952	100.4
		OTHER ASSETS & LIABILITIES, NET	(6,132,373)	(0.4)

		NET ASSETS	$1,665,955,579	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $10,248,804.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	27

Summary portfolio of investments (unaudited)

Small-Cap Blend Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$10,910,092	0.9%

BANKS
145,163		FirstMerit Corp	2,486,642	0.2
94,579	*,d	Ocwen Financial Corp	3,459,700	0.3
		Other	90,064,169	7.3

			96,010,511	7.8

CAPITAL GOODS
34,716		A.O. Smith Corp	2,618,628	0.2
36,899		Acuity Brands, Inc	2,692,151	0.2
88,500	*	Hexcel Corp	2,699,250	0.2
16,565	*	Middleby Corp	2,477,793	0.2
32,584	*	Teledyne Technologies, Inc	2,445,755	0.2
		Other	91,091,337	7.5

			104,024,914	8.5

COMMERCIAL & PROFESSIONAL SERVICES
63,199		Geo Group, Inc	2,366,802	0.2
		Other	39,477,509	3.2

			41,844,311	3.4

CONSUMER DURABLES & APPAREL
79,687		Brunswick Corp	2,522,891	0.2
		Other	36,659,160	3.0

			39,182,051	3.2

CONSUMER SERVICES
51,565		Domino’s Pizza, Inc	2,846,388	0.2
		Other	48,637,153	3.9

			51,483,541	4.1

DIVERSIFIED FINANCIALS
29,000	e	iShares Russell 2000 Index Fund	2,730,060	0.2
		Other	42,265,001	3.5

			44,995,061	3.7

ENERGY
35,236	*	Dril-Quip, Inc	2,949,606	0.2
67,351	*	Gulfport Energy Corp	3,515,049	0.3
29,874		Lufkin Industries, Inc	2,637,575	0.2
70,466	*	Oasis Petroleum, Inc	2,412,051	0.2
		Other	58,026,976	4.8

			69,541,257	5.7

FOOD & STAPLES RETAILING			13,536,802	1.1

FOOD, BEVERAGE & TOBACCO			23,369,974	1.9

HEALTH CARE EQUIPMENT & SERVICES
31,663	*,e	athenahealth, Inc	3,047,881	0.3
		Other	71,401,115	5.8

			74,448,996	6.1

HOUSEHOLD & PERSONAL PRODUCTS			6,716,430	0.6

Shares		Company	Value	% of net assets

INSURANCE
94,614		First American Financial Corp	$2,532,817	0.2%
75,923		Max Capital Group Ltd	2,471,294	0.2
		Other	24,863,838	2.0

			29,867,949	2.4

MATERIALS
60,861		Axiall Corp	3,192,160	0.3
43,685		Eagle Materials, Inc	2,959,659	0.2
		Other	54,131,024	4.4

			60,282,843	4.9

MEDIA			16,590,197	1.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
107,622	*	Alkermes plc	3,294,309	0.3
56,239	*	Cubist Pharmaceuticals, Inc	2,582,495	0.2
50,528	*	Pharmacyclics, Inc	4,118,032	0.3
83,644	*,e	Seattle Genetics, Inc	3,090,646	0.3
		Other	59,702,094	4.9

			72,787,576	6.0

REAL ESTATE
67,590		Highwoods Properties, Inc	2,773,218	0.2
116,717		Invesco Mortgage Capital, Inc	2,497,744	0.2
100,018		Omega Healthcare Investors, Inc	3,287,592	0.3
108,862		RLJ Lodging Trust	2,508,180	0.2
146,434		Starwood Property Trust, Inc	4,025,471	0.3
315,518		Two Harbors Investment Corp	3,779,905	0.3
		Other	91,758,413	7.5

			110,630,523	9.0

RETAILING
41,126	*	Cabela’s, Inc	2,640,289	0.2
34,410	*	WEX, Inc	2,607,590	0.2
		Other	46,882,681	3.8

			52,130,560	4.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
27,480	*	Cymer, Inc	2,878,805	0.3
52,050	*,e	First Solar, Inc	2,423,448	0.2
		Other	35,824,700	2.9

			41,126,953	3.4

SOFTWARE & SERVICES
82,817	*	Aspen Technology, Inc	2,524,262	0.2
39,691	*	Commvault Systems, Inc	2,918,876	0.3
24,957	*	CoStar Group, Inc	2,705,588	0.2
30,151		MAXIMUS, Inc	2,402,733	0.2
105,900	*	PTC, Inc	2,542,659	0.2
25,229	*	Ultimate Software Group, Inc	2,436,869	0.2
		Other	74,868,050	6.2

			90,399,037	7.5

TECHNOLOGY HARDWARE & EQUIPMENT
68,264	*,e	3D Systems Corp	2,610,415	0.2
		Other	54,287,476	4.5

			56,897,891	4.7

28	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Blend Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES			$7,904,219	0.7%

TRANSPORTATION
62,691	*	Alaska Air Group, Inc	3,864,273	0.3
93,178	*	Avis Budget Group, Inc	2,687,254	0.2
39,170	*	Genesee & Wyoming, Inc (Class A)	3,337,284	0.3
63,206	*	Old Dominion Freight Line	2,433,431	0.2
146,465	*,e	US Airways Group, Inc	2,475,258	0.2
		Other	16,227,001	1.4

			31,024,501	2.6

UTILITIES
53,794		Cleco Corp	2,663,879	0.2
		Other	38,311,205	3.2

			40,975,084	3.4

	TOTAL COMMON STOCKS
		(Cost $980,043,077)	1,186,681,273	97.1

RIGHTS / WARRANTS

ENERGY			1,127	0.0

	TOTAL RIGHTS / WARRANTS
		(Cost $0)	1,127	0.0

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
$20,000,000		0.030%–0.090%, 05/16/13	$19,999,500	1.6%
		United States Treasury Bill
3,500,000		0.088%, 09/05/13	3,499,290	0.3

			23,498,790	1.9

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
173,088,860	a,c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	173,088,860	14.2

			173,088,860	14.2

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $196,587,280)	196,587,650	16.1

	TOTAL PORTFOLIO
		(Cost $1,176,630,357)	1,383,270,050	113.2
	OTHER ASSETS & LIABILITIES, NET		(161,578,592)	(13.2)

	NET ASSETS		$1,221,691,458	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “Other,” is $168,492,179.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	29

Summary portfolio of investments (unaudited)

Emerging Markets Equity Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA			$92,778	0.0%

BRAZIL
302,064		Banco Bradesco S.A. (Preference)	4,967,090	0.9
327,100		Banco Itau Holding Financeira S.A.	5,499,759	1.0
93,556		Perdigao S.A.	2,314,643	0.4
443,872		Petroleo Brasileiro S.A.	4,255,137	0.7
624,446		Petroleo Brasileiro S.A. (Preference)	6,270,209	1.1
186,200		Vale S.A.	3,187,480	0.6
290,073		Vale S.A. (Preference)	4,732,217	0.8
		Other	33,183,755	5.7

			64,410,290	11.2

CHILE			10,695,399	1.9

CHINA
11,459,000		Bank of China Ltd	5,368,932	0.9
10,622,350		China Construction Bank	8,915,449	1.5
1,104,000		China Life Insurance Co Ltd	3,053,643	0.5
878,500		China Mobile Hong Kong Ltd	9,662,281	1.7
601,000		China Shenhua Energy Co Ltd	2,131,064	0.4
2,798,000		CNOOC Ltd	5,240,848	0.9
9,654,000		Industrial & Commercial Bank of China	6,805,150	1.2
286,000	e	Ping An Insurance Group Co of China Ltd	2,269,951	0.4
148,500	e	Tencent Holdings Ltd	5,122,988	0.9
		Other	46,910,714	8.1

			95,481,020	16.5

COLOMBIA
863,965		Ecopetrol S.A.	2,078,153	0.4
		Other	3,989,998	0.7

			6,068,151	1.1

CZECH REPUBLIC			1,307,149	0.2

EGYPT			1,370,327	0.2

HONG KONG			3,729,085	0.6

HUNGARY			1,200,884	0.2

INDIA
202,562		HDFC Bank Ltd	2,571,986	0.5
192,572		Housing Development Finance Corp	3,033,467	0.5
61,688		Infosys Technologies Ltd	2,555,173	0.5
323,313		ITC Ltd	1,975,594	0.3
204,335		Reliance Industries Ltd	2,993,415	0.5
		Other	23,651,600	4.1

			36,781,235	6.4

INDONESIA
2,878,000		PT Astra International Tbk	2,177,629	0.4
		Other	14,415,279	2.5

			16,592,908	2.9

Shares		Company	Value	% of net assets

KOREA, REPUBLIC OF
74,950	*	Hynix Semiconductor, Inc	$2,041,364	0.3%
9,753		Hyundai Mobis	2,217,530	0.4
22,068		Hyundai Motor Co	4,007,175	0.7
9,477		POSCO	2,723,946	0.5
15,824		Samsung Electronics Co Ltd	21,884,896	3.8
2,957		Samsung Electronics Co Ltd (Preference)	2,343,203	0.4
61,426		Shinhan Financial Group Co Ltd	2,127,618	0.4
		Other	41,217,596	7.1

			78,563,328	13.6

MALAYSIA
640,868		Malayan Banking BHD	2,027,425	0.3
		Other	17,704,900	3.1

			19,732,325	3.4

MEXICO
5,569,970	e	America Movil S.A. de C.V. (Series L)	5,995,529	1.0
282,837		Fomento Economico Mexicano S.A. de C.V.	3,216,603	0.6
265,087		Grupo Financiero Banorte S.A. de C.V.	1,998,910	0.3
769,689		Wal-Mart de Mexico S.A. de C.V. (Series V)	2,449,354	0.4
		Other	15,899,244	2.8

			29,559,640	5.1

MOROCCO			445,899	0.1

PERU			2,013,591	0.4

PHILIPPINES			5,759,877	1.0

POLAND			8,129,610	1.5

RUSSIA
616,635		Gazprom OAO (ADR)	4,910,858	0.9
80,459		LUKOIL (ADR)	5,115,899	0.9
400,110		Sberbank of Russian Federation (ADR)	5,164,108	0.9
		Other	15,869,889	2.7

			31,060,754	5.4

SOUTH AFRICA
243,999		MTN Group Ltd	4,403,202	0.8
56,585		Naspers Ltd (N Shares)	3,791,908	0.6
88,108		Sasol Ltd	3,816,531	0.6
175,840		Standard Bank Group Ltd	2,198,788	0.4
		Other	24,057,185	4.2

			38,267,614	6.6

TAIWAN
1,443,930		Hon Hai Precision Industry Co, Ltd	3,732,236	0.6
166,352		MediaTek, Inc	2,030,085	0.3
3,535,000		Taiwan Semiconductor Manufacturing Co Ltd	13,119,909	2.3
		Other	41,922,336	7.3

			60,804,566	10.5

THAILAND			15,453,264	2.7

TURKEY			11,678,227	2.0

UKRAINE			112,491	0.0

30	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

UNITED STATES
152,000		iShares MSCI Emerging Markets	$6,580,080	1.1%
172,682		Vanguard Emerging Markets ETF	7,556,564	1.3
		Other	1,499,179	0.3

			15,635,823	2.7

	TOTAL COMMON STOCKS
		(Cost $533,869,712)	554,946,235	96.2

PREFERRED STOCKS

BRAZIL
109,007		Ambev Cia De Bebidas Das	4,511,198	0.8

			4,511,198	0.8

PHILIPPINES			748	0.0

	TOTAL PREFERRED STOCKS
		(Cost $3,869,973)	4,511,946	0.8

RIGHTS / WARRANTS

CHINA			15,538	0.0

	TOTAL RIGHTS / WARRANTS
		(Cost $0)	15,538	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
$10,000,000	d	0.030%, 05/09/13	9,999,934	1.7

			9,999,934	1.7

Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
33,300,917	c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	$33,300,917	5.8%

			33,300,917	5.8

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $43,300,851)	43,300,851	7.5

	TOTAL PORTFOLIO
		(Cost $581,040,536)	602,774,570	104.5
	OTHER ASSETS & LIABILITIES, NET		(25,152,370)	(4.5)

	NET ASSETS		$577,622,200	100.0%

Abbreviation(s):
ADR	– American Depositary Receipt
ETF	– Exchange Traded Fund

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “Other,” is $31,553,121.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	31

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund ▪ April 30, 2013

Sector	Value	% of net assets

FINANCIALS	$166,875,856	28.8%
INFORMATION TECHNOLOGY	77,762,427	13.5
ENERGY	64,008,397	11.1
MATERIALS	55,823,204	9.7
CONSUMER STAPLES	50,778,192	8.8
CONSUMER DISCRETIONARY	41,665,119	7.2
TELECOMMUNICATION SERVICES	41,433,681	7.2
INDUSTRIALS	33,907,625	5.9
UTILITIES	19,934,676	3.5
HEALTH CARE	7,284,542	1.3
SHORT-TERM INVESTMENTS	43,300,851	7.5
OTHER ASSETS & LIABILITIES, NET	(25,152,370)	(4.5)

NET ASSETS	$577,622,200	100.0%

32	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
1,031,582		Australia & New Zealand Banking Group Ltd	$34,090,918	0.7%
1,225,797		BHP Billiton Ltd	41,210,024	0.9
614,258		Commonwealth Bank of Australia	46,819,275	1.0
879,781		National Australia Bank Ltd	31,045,610	0.6
1,171,119		Westpac Banking Corp	41,082,887	0.9
		Other	214,263,936	4.5

			408,512,650	8.6

AUSTRIA			12,678,901	0.3

BELGIUM
305,223	e	InBev NV	29,322,935	0.6
		Other	23,201,199	0.5

			52,524,134	1.1

CHINA			5,600,601	0.1

DENMARK
155,005		Novo Nordisk AS (Class B)	27,284,707	0.6
		Other	24,543,581	0.5

			51,828,288	1.1

FINLAND			34,778,753	0.7

FRANCE
381,683		BNP Paribas	21,281,841	0.5
454,242	e	Sanofi-Aventis	49,110,614	1.0
811,462		Total S.A.	40,846,601	0.9
		Other	300,479,738	6.3

			411,718,794	8.7

GERMANY
174,733	e	Allianz AG.	25,846,596	0.5
349,730	e	BASF AG.	32,739,124	0.7
314,735	e	Bayer AG.	32,904,426	0.7
345,597		Daimler AG. (Reg)	19,161,642	0.4
352,558		SAP AG.	28,106,606	0.6
319,929		Siemens AG.	33,428,426	0.7
		Other	203,390,222	4.3

			375,577,042	7.9

GREECE			914,563	0.0

HONG KONG
4,624,600		AIA Group Ltd	20,572,333	0.5
		Other	110,060,356	2.3

			130,632,689	2.8

INDIA			874,397	0.0

IRELAND			20,525,150	0.4

ISRAEL			22,754,259	0.5

Shares	Company	Value	% of net assets

ITALY
974,148	ENI S.p.A.	$23,249,415	0.5%
	Other	67,426,848	1.4

		90,676,263	1.9

JAPAN
620,500	Honda Motor Co Ltd	24,759,478	0.5
4,862,680	Mitsubishi UFJ Financial Group, Inc	32,992,503	0.7
8,751,007	Mizuho Financial Group, Inc	19,256,212	0.4
515,100	Sumitomo Mitsui Financial Group, Inc	24,347,399	0.5
1,052,000	Toyota Motor Corp	61,055,785	1.3
	Other	846,774,495	17.9

		1,009,185,872	21.3

JERSEY, C.I.		2,663,155	0.1

LUXEMBOURG		14,525,805	0.3

MACAU		6,503,777	0.1

MEXICO		1,242,281	0.0

NETHERLANDS
1,428,452	Royal Dutch Shell plc (A Shares)	48,632,037	1.0
1,000,855	Royal Dutch Shell plc (B Shares)	35,107,420	0.8
624,126	Unilever NV	26,594,845	0.6
	Other	85,780,883	1.8

		196,115,185	4.2

NEW ZEALAND		5,974,717	0.1

NORWAY		37,087,681	0.8

PORTUGAL		8,090,287	0.2

SINGAPORE		80,430,316	1.7

SPAIN
2,057,861	Banco Bilbao Vizcaya Argentaria S.A.	20,032,384	0.4
4,019,369	Banco Santander Central Hispano S.A.	29,026,060	0.6
1,555,801	Telefonica S.A.	22,780,516	0.5
	Other	58,068,725	1.3

		129,907,685	2.8

SWEDEN		142,308,669	3.0

SWITZERLAND
1,232,249	Nestle S.A.	87,874,686	1.9
878,011	Novartis AG.	64,997,021	1.4
267,493	Roche Holding AG.	66,964,302	1.4
1,388,542	UBS AG. (Switzerland)	24,769,383	0.5
	Other	170,554,617	3.6

		415,160,009	8.8

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	33

Summary portfolio of investments (unaudited)	concluded

International Equity Index Fund ▪ April 30, 2013

Shares		Company	Value	% of net assets

UNITED KINGDOM
478,042		AstraZeneca plc	$24,820,407	0.5%
4,422,144		Barclays plc	19,733,710	0.4
1,292,846		BG Group plc	21,824,968	0.5
801,184		BHP Billiton plc	22,539,532	0.5
7,270,965		BP plc	52,686,436	1.1
737,902		British American Tobacco plc	40,905,757	0.9
955,924		Diageo plc	29,191,591	0.6
1,874,383		GlaxoSmithKline plc	48,361,839	1.0
7,036,204		HSBC Holdings plc	77,060,418	1.6
508,321		Rio Tinto plc	23,342,140	0.5
365,803		SABMiller plc	19,737,722	0.4
917,463		Standard Chartered plc	23,090,157	0.5
492,017		Unilever plc	21,317,473	0.5
18,789,660		Vodafone Group plc	57,332,790	1.2
		Other	410,080,820	8.7

			892,025,760	18.9

UNITED STATES			25,015,531	0.6

	TOTAL COMMON STOCKS
		(Cost $4,038,109,804)	4,585,833,214	97.0

RIGHTS / WARRANTS

NETHERLANDS			534,014	0.0

SINGAPORE			29,975	0.0

SPAIN			841,636	0.0

	TOTAL RIGHTS / WARRANTS
		(Cost $2,862,002)	1,405,625	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
$20,000,000	d	0.030%–0.035%, 05/09/13	19,999,856	0.4
		United States Treasury Bill
83,000,000		0.030%–0.090%, 05/16/13	82,998,533	1.8

			102,998,389	2.2

Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
539,280,161	a,c	TIAA-CREF Short Term Lending Portfolio
		of the State Street Navigator Securities Lending Trust	$539,280,161	11.4%

			539,280,161	11.4

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $642,278,550)	642,278,550	13.6

	TOTAL PORTFOLIO
		(Cost $4,683,250,356)	5,229,517,389	110.6
	OTHER ASSETS & LIABILITIES, NET		(496,510,583)	(10.6)

	NET ASSETS		$4,733,006,806	100.0%

a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “Other,” is $515,363,207.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Equity Index Fund ▪ April 30, 2013

Sector	Value	% of net assets

FINANCIALS	$1,191,971,866	25.1%
INDUSTRIALS	561,042,897	11.9
CONSUMER STAPLES	552,274,420	11.7
CONSUMER DISCRETIONARY	500,191,272	10.6
HEALTH CARE	470,644,920	9.9
MATERIALS	385,895,068	8.2
ENERGY	321,403,830	6.8
TELECOMMUNICATION SERVICES	231,569,429	4.9
INFORMATION TECHNOLOGY	198,136,073	4.2
UTILITIES	174,109,064	3.7
SHORT-TERM INVESTMENTS	642,278,550	13.6
OTHER ASSETS & LIABILITIES, NET	(496,510,583)	(10.6)

NET ASSETS	$4,733,006,806	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	35

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds ▪ April 30, 2013

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund

ASSETS
Portfolio investments, at value*†	$6,366,198,438	$1,352,237,621	$1,566,698,933	$1,672,087,952	$1,210,181,190	$602,774,570	$4,690,237,228
Affiliated investments, at value‡	180,083,928	–	–	–	173,088,860	–	539,280,161
Cash	13,161,534	12,250,265	7,015,841	2,659,587	9,796,051	6,209,395	13,834,296
Cash-foreign^	–	–	–	–	–	263,245	1,131,822
Receivable from securities transactions	3,880,041	1,748,608	4,477,506	416,034	721,152	253,352	2,830,659
Receivable from Fund shares sold	24,544,116	1,905,387	2,930,774	2,382,537	2,025,427	3,190,853	4,666,730
Dividends and interest receivable	5,517,097	1,000,658	1,521,153	1,469,099	746,813	871,574	24,288,686
Due from affiliates	–	–	–	–	–	2,187	–
Receivable for variation margin on open futures contracts	119,563	26,361	11,641	50,970	194,410	211,575	103,481
Other	155,578	40,874	42,092	58,214	147,264	5,048	100,739

Total assets	6,593,660,295	1,369,209,774	1,582,697,940	1,679,124,393	1,396,901,167	613,781,799	5,276,473,802

LIABILITIES
Management fees payable	34,586	7,240	8,444	9,051	6,611	10,833	25,538
Service agreement fees payable	7,595	9,022	9,236	14,978	13,042	1,038	24,456
Distribution fees payable	99,840	–	–	–	–	1,806	21,829
Due to affiliates	31,173	6,869	7,381	9,972	5,431	2,366	25,037
Payable for collateral for securities loaned	180,083,928	23,167,634	27,725,843	10,495,415	173,088,860	33,300,917	539,280,161
Payable for securities transactions	24,096,256	758,841	108,019	1,893,144	1,975,808	2,591,653	3,093,992
Payable for Fund shares redeemed	4,735,571	10,918,471	11,499,423	638,355	7,316	109,353	713,514
Accrued expenses and other payables	325,260	95,819	97,058	107,899	112,641	141,633	282,469

Total liabilities	209,414,209	34,963,896	39,455,404	13,168,814	175,209,709	36,159,599	543,466,996

NET ASSETS	$6,384,246,086	$1,334,245,878	$1,543,242,536	$1,665,955,579	$1,221,691,458	$577,622,200	$4,733,006,806

NET ASSETS CONSIST OF:
Paid-in-capital	$5,037,582,152	$1,013,296,661	$1,334,289,939	$1,314,067,640	$991,415,047	$558,452,769	$4,170,236,955
Undistributed net investment income (loss)	31,445,110	5,091,056	8,017,687	7,761,966	3,825,888	2,032,243	43,230,540
Accumulated net realized gain (loss) on total investments	(5,726,584)	60,149,626	17,205,963	81,988,056	19,329,047	(5,028,969)	(31,146,576)
Net unrealized appreciation (depreciation) on total investments	1,320,945,408	255,708,535	183,728,947	262,137,917	207,121,476	22,166,157	550,685,887

NET ASSETS	$6,384,246,086	$1,334,245,878	$1,543,242,536	$1,665,955,579	$1,221,691,458	$577,622,200	$4,733,006,806

INSTITUTIONAL CLASS:
Net assets	$5,641,400,392	$1,067,668,463	$1,271,148,531	$1,225,736,491	$836,646,662	$536,111,619	$3,822,421,727
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	462,790,160	65,835,015	86,537,933	68,406,413	52,672,984	49,900,066	214,765,790

Net asset value per share	$12.19	$16.22	$14.69	$17.92	$15.88	$10.74	$17.80

RETIREMENT CLASS:
Net assets	$223,125,695	$266,577,415	$272,094,005	$440,219,088	$385,044,796	$30,749,880	$725,509,235
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,056,713	16,327,639	18,271,016	24,685,028	24,162,966	2,868,619	40,022,263

Net asset value per share	$12.36	$16.33	$14.89	$17.83	$15.94	$10.72	$18.13

RETAIL CLASS:
Net assets	$461,152,679	$–	$–	$–	$–	$6,913,526	$–
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	37,218,212	–	–	–	–	644,898	–

Net asset value per share	$12.39	$–	$–	$–	$–	$10.72	$–

PREMIER CLASS:
Net assets	$58,567,320	$–	$–	$–	$–	$3,847,175	$185,075,844
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,815,501	–	–	–	–	358,420	10,417,220

Net asset value per share	$12.16	$–	$–	$–	$–	$10.73	$17.77

* Includes securities loaned of	$175,748,314	$22,557,812	$27,155,068	$10,248,804	$168,492,179	$31,553,121	$515,363,207
† Portfolio investments, cost	$5,045,760,367	$1,096,543,390	$1,382,969,986	$1,410,288,526	$1,003,541,497	$581,040,536	$4,143,970,195
‡ Affiliated investments, cost	$180,083,928	$–	$–	$–	$173,088,860	$–	$539,280,161
^ Foreign cash, cost	$–	$–	$–	$–	$–	$262,882	$1,125,432

36 2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report 37

Statements of operations (unaudited)

TIAA-CREF Funds ▪ For the period ended April 30, 2013

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund

INVESTMENT INCOME
Dividends*	$65,409,301	$11,896,833	$17,175,643	$18,229,758	$11,538,837	$4,170,169	$67,879,049
Income from securities lending	1,333,562	144,112	119,343	76,907	1,707,719	100,709	2,124,717
Interest	5,986	735	1,159	4,188	6,745	1,563	21,745

Total income	66,748,849	12,041,680	17,296,145	18,310,853	13,253,301	4,272,441	70,025,511

EXPENSES
Management fees	1,140,337	231,556	266,477	306,114	210,951	354,384	838,370
Shareholder servicing – Institutional Class	6,657	5,820	6,104	3,114	3,453	14,860	11,729
Shareholder servicing – Retirement Class	256,759	301,690	299,055	510,991	421,091	36,759	844,350
Shareholder servicing – Retail Class	161,319	–	–	–	–	5,808	–
Shareholder servicing – Premier Class	108	–	–	–	–	72	184
Distribution fees – Retail Class	526,041	–	–	–	–	8,059	–
Distribution fees – Premier Class	36,401	–	–	–	–	2,236	121,237
Fund administration fees	143,859	30,934	35,258	40,621	26,526	12,682	109,560
Custody and accounting fees	83,804	24,914	27,204	18,654	42,633	269,715	186,739
Compliance fees	74,064	15,725	18,081	20,664	13,642	6,499	55,991
Trustee fees and expenses	28,138	5,885	7,145	6,844	5,120	2,577	20,785
Other expenses	292,753	96,994	123,286	90,616	114,406	132,293	248,053

Total expenses	2,750,240	713,518	782,610	997,618	837,822	845,944	2,436,998
Less: Expenses reimbursed by the investment adviser	–	–	–	–	–	(161,080)	–

Net expenses	2,750,240	713,518	782,610	997,618	837,822	684,864	2,436,998

Net investment income (loss)	63,998,609	11,328,162	16,513,535	17,313,235	12,415,479	3,587,577	67,588,513

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	3,669,726	7,019,144	(4,482,659)	(826,653)	7,787,824	(299,832)	(6,702,844)
Futures transactions	3,659,503	829,339	716,070	1,092,675	3,156,464	450,095	11,341,754
Foreign currency transactions	(107)	–	–	–	(179)	(146,644)	(773,812)
In-kind redemptions	–	61,910,846	40,857,797	100,324,009	13,749,855	–	–

Net realized gain (loss) on total investments	7,329,122	69,759,329	37,091,208	100,590,031	24,693,964	3,619	3,865,098

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	786,602,533	64,040,293	140,947,277	73,955,349	121,273,164	18,565,206	588,357,636
Futures transactions	675,923	51,231	193,945	1,074,729	614,314	548,152	4,783,109
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	51	–	–	–	135	8,448	122,396

Net change in unrealized appreciation (depreciation) on total investments	787,278,507	64,091,524	141,141,222	75,030,078	121,887,613	19,121,806	593,263,141

Net realized and unrealized gain (loss) on total investments	794,607,629	133,850,853	178,232,430	175,620,109	146,581,577	19,125,425	597,128,239

Net increase (decrease) in net assets from operations	$858,606,238	$145,179,015	$194,745,965	$192,933,344	$158,997,056	$22,713,002	$664,716,752

* Net of foreign withholding taxes of	$93,093	$2,020	$37,335	$20,264	$10,237	$539,450	$5,398,082
** Includes net change in unrealized foreign capital gains taxes of	$–	$–	$–	$–	$–	$49,740	$–

38	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	39

Statements of changes in net assets

TIAA-CREF Funds ▪ For the period or year ended

		Equity Index Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund

		April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012

		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$63,998,609	$73,578,813	$11,328,162	$15,282,664	$16,513,535	$24,036,874	$17,313,235	$29,288,001	$12,415,479	$14,279,986	$3,587,577	$5,812,903
Net realized gain (loss) on total investments		7,329,122	135,779,926	69,759,329	13,552,339	37,091,208	19,194,493	100,590,031	(12,069,241)	24,693,964	20,469,982	3,619	(4,419,207)
Net change in unrealized appreciation (depreciation) on total investments		787,278,507	291,106,235	64,091,524	78,949,353	141,141,222	110,364,339	75,030,078	178,451,341	121,887,613	59,877,327	19,121,806	9,135,727

Net increase (decrease) in net assets from operations		858,606,238	500,464,974	145,179,015	107,784,356	194,745,965	153,595,706	192,933,344	195,670,101	158,997,056	94,627,295	22,713,002	10,529,423

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(83,622,846)	(38,368,597)	(15,189,199)	(8,415,916)	(23,996,972)	(14,532,736)	(24,660,671)	(17,749,409)	(13,653,444)	(6,640,844)	(5,765,269)	(3,376,850)
	Retirement Class	(2,831,443)	(2,250,253)	(3,690,034)	(2,175,298)	(4,839,075)	(4,010,863)	(8,550,256)	(5,886,889)	(5,711,600)	(3,948,426)	(339,023)	(139,878)
	Retail Class	(5,545,591)	(4,053,624)	–	–	–	–	–	–	–	–	(65,068)	(63,413)
	Premier Class	(681,775)	(266,342)	–	–	–	–	–	–	–	–	(34,757)	(18,944)
From realized gains:	Institutional Class	(26,265,188)	–	–	–	(22,679,306)	(17,316,125)	–	(3,914,946)	(14,152,829)	(10,497,581)	–	(775,236)
	Retirement Class	(1,054,521)	–	–	–	(5,079,627)	(5,377,992)	–	(1,500,231)	(6,762,292)	(7,780,213)	–	(35,989)
	Retail Class	(2,152,356)	–	–	–	–	–	–	–	–	–	–	(18,860)
	Premier Class	(230,213)	–	–	–	–	–	–	–	–	–	–	(4,781)

Total distributions		(122,383,933)	(44,938,816)	(18,879,233)	(10,591,214)	(56,594,980)	(41,237,716)	(33,210,927)	(29,051,475)	(40,280,165)	(28,867,064)	(6,204,117)	(4,433,951)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,598,400,852	2,050,773,526	216,654,346	530,240,135	275,633,046	600,184,077	134,664,609	488,450,838	147,921,483	220,218,563	249,091,198	241,047,021
	Retirement Class	20,952,293	26,742,234	32,352,815	87,873,735	38,505,923	51,606,866	46,413,768	91,751,231	57,219,405	35,535,884	8,684,099	20,103,732
	Retail Class	30,184,515	33,280,857	–	–	–	–	–	–	–	–	1,423,785	2,576,957
	Premier Class	13,255,550	31,550,109	–	–	–	–	–	–	–	–	2,372,369	2,109,864
Reinvestments of distributions:	Institutional Class	109,254,825	37,938,931	15,156,209	8,377,818	45,224,553	30,645,653	23,864,966	20,969,853	27,637,667	16,618,718	5,765,269	4,152,086
	Retirement Class	3,885,964	2,250,253	3,690,034	2,175,298	9,915,239	9,388,855	8,550,256	7,387,120	12,473,892	11,728,639	339,023	175,867
	Retail Class	7,297,179	3,837,766	–	–	–	–	–	–	–	–	63,301	78,876
	Premier Class	911,988	266,342	–	–	–	–	–	–	–	–	34,757	23,725
Redemptions:	Institutional Class	(426,457,020)	(509,847,125)	(234,134,191)	(211,342,462)	(296,730,846)	(190,906,423)	(388,281,830)	(171,592,480)	(68,191,062)	(74,349,516)	(23,139,716)	(111,084,114)
	Retirement Class	(22,554,814)	(63,851,249)	(28,634,213)	(54,011,703)	(28,837,385)	(49,294,785)	(58,105,846)	(101,073,499)	(34,364,675)	(88,750,401)	(4,006,329)	(4,979,770)
	Retail Class	(25,234,973)	(48,227,313)	–	–	–	–	–	–	–	–	(552,919)	(2,295,674)
	Premier Class	(9,556,951)	(8,406,365)	–	–	–	–	–	–	–	–	(668,492)	(1,501,566)

Net increase (decrease) from shareholder transactions		1,300,339,408	1,556,307,966	5,085,000	363,312,821	43,710,530	451,624,243	(232,894,077)	335,893,063	142,696,710	121,001,887	239,406,345	150,407,004

Net increase (decrease) in net assets		2,036,561,713	2,011,834,124	131,384,782	460,505,963	181,861,515	563,982,233	(73,171,660)	502,511,689	261,413,601	186,762,118	255,915,230	156,502,476

NET ASSETS
Beginning of period		4,347,684,373	2,335,850,249	1,202,861,096	742,355,133	1,361,381,021	797,398,788	1,739,127,239	1,236,615,550	960,277,857	773,515,739	321,706,970	165,204,494

End of period		$6,384,246,086	$4,347,684,373	$1,334,245,878	$1,202,861,096	$1,543,242,536	$1,361,381,021	$1,665,955,579	$1,739,127,239	$1,221,691,458	$960,277,857	$577,622,200	$321,706,970

Undistributed net investment income (loss) included in net assets		$31,445,110	$60,128,156	$5,091,056	$12,642,127	$8,017,687	$20,340,199	$7,761,966	$23,659,658	$3,825,888	$10,775,453	$2,032,243	$4,648,783

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	149,201,567	203,631,389	14,317,231	37,047,729	20,216,501	47,047,502	8,077,499	31,451,734	9,912,332	15,705,179	23,631,678	23,946,684
	Retirement Class	1,809,944	2,599,643	2,124,532	6,297,464	2,737,870	4,085,480	2,778,999	6,065,681	3,761,905	2,562,366	808,572	1,965,058
	Retail Class	2,608,149	3,183,671	–	–	–	–	–	–	–	–	131,803	250,518
	Premier Class	1,165,563	3,070,653	–	–	–	–	–	–	–	–	222,124	210,018
Shares reinvested:	Institutional Class	10,220,283	4,001,997	1,050,326	648,940	3,547,024	2,688,215	1,511,398	1,496,778	2,017,348	1,302,407	547,509	430,714
	Retirement Class	358,153	233,914	253,785	167,202	766,247	812,185	543,563	529,163	906,533	915,585	32,226	18,262
	Retail Class	670,697	397,696	–	–	–	–	–	–	–	–	6,017	8,191
	Premier Class	85,392	28,125	–	–	–	–	–	–	–	–	3,301	2,461
Shares redeemed:	Institutional Class	(38,666,082)	(48,213,222)	(16,335,918)	(14,445,350)	(22,726,865)	(14,715,883)	(24,802,989)	(11,286,416)	(4,836,029)	(5,434,780)	(2,162,213)	(11,061,497)
	Retirement Class	(1,953,941)	(6,079,961)	(1,912,464)	(3,842,627)	(2,109,954)	(3,893,346)	(3,513,067)	(6,558,738)	(2,332,465)	(6,367,386)	(378,855)	(491,870)
	Retail Class	(2,191,050)	(4,594,389)	–	–	–	–	–	–	–	–	(52,168)	(220,015)
	Premier Class	(893,597)	(828,622)	–	–	–	–	–	–	–	–	(61,706)	(147,793)

Net increase (decrease) from shareholder transactions		122,415,078	157,430,894	(502,508)	25,873,358	2,430,823	36,024,153	(15,404,597)	21,698,202	9,429,624	8,683,371	22,728,288	14,910,731

40 2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report 41

Statements of changes in net assets	concluded

TIAA-CREF Funds ▪ For the period or year ended

		International Equity Index Fund

		April 30, 2013	October 31, 2012

		(unaudited )
OPERATIONS
Net investment income (loss)		$67,588,513	$110,842,506
Net realized gain (loss) on total investments		3,865,098	(13,266,662)
Net change in unrealized appreciation (depreciation) on total investments		593,263,141	146,883,169

Net increase (decrease) in net assets from operations		664,716,752	244,459,013

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(98,135,566)	(59,964,053)
	Retirement Class	(18,727,013)	(15,978,210)
	Premier Class	(4,407,635)	(3,526,773)

Total distributions		(121,270,214)	(79,469,036)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	836,400,506	1,402,816,896
	Retirement Class	56,614,528	131,454,535
	Premier Class	27,294,422	69,610,728
Reinvestments of distributions:	Institutional Class	97,707,806	59,591,894
	Retirement Class	18,722,888	15,978,210
	Premier Class	4,407,635	3,526,773
Redemptions:	Institutional Class	(380,827,118)	(413,182,087)
	Retirement Class	(82,243,418)	(149,082,685)
	Premier Class	(29,275,490)	(43,094,812)

Net increase from shareholder transactions		548,801,759	1,077,619,452

Net increase in net assets		1,092,248,297	1,242,609,429

NET ASSETS
Beginning of period		3,640,758,509	2,398,149,080

End of period		$4,733,006,806	$3,640,758,509

Undistributed net investment income (loss) included in net assets		$43,230,540	$96,912,241

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	52,712,550	94,776,263
	Retirement Class	3,360,669	8,631,792
	Premier Class	1,636,882	4,703,033
Shares reinvested:	Institutional Class	6,207,611	4,152,745
	Retirement Class	1,167,262	1,092,154
	Premier Class	280,384	245,939
Shares redeemed:	Institutional Class	(24,274,056)	(26,998,726)
	Retirement Class	(4,858,225)	(9,773,417)
	Premier Class	(1,844,777)	(2,842,846)

Net increase from shareholder transactions		34,388,300	73,986,937

42	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

Equity Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.84		$ 9.58		$ 9.03	$8.70		$ 7.97	$ 8.70	$11.46

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.21		0.18	0.01		0.16	0.15	0.20
Net realized and unrealized gain (loss) on total investments	1.47		1.18		0.53	0.32		0.70	(0.73)	(2.59)

Total gain (loss) from investment operations	1.60		1.39		0.71	0.33		0.86	(0.58)	(2.39)

Less distributions from:
Net investment income	(0.19)		(0.13)		(0.16)	–		(0.13)	(0.15)	(0.18)
Net realized gains	(0.06)		–		–	–		–	–	(0.19)

Total distributions	(0.25)		(0.13)		(0.16)	–		(0.13)	(0.15)	(0.37)

Net asset value, end of period	$12.19		$10.84		$ 9.58	$9.03		$ 8.70	$ 7.97	$ 8.70

TOTAL RETURN	15.07	%(b)	14.75%		7.88%	3.79	%(b)	10.90%	(6.26)%	(21.43)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$5,641,400		$3,706,630		$1,749,384	$1,484,700		$1,361,428	$884,250	$697,104
Ratio of expenses to average net assets before expense waiver and reimbursement	0.06	%(c)	0.07%		0.07%	0.12	%(c)	0.08%	0.12%	0.07%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.06	%(c)	0.07%		0.07%	0.09	%(c)	0.08%	0.09%	0.07%
Ratio of net investment income (loss) to average net assets	2.28	%(c)	2.08%		1.83%	1.15	%(c)	1.87%	2.28%	2.02%
Portfolio turnover rate	1	%(b)(f)	6	%(f)	11%	0	%(b)	9%	11%	9%

	Retirement Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.97		$ 9.69		$ 9.13	$8.79		$ 8.06	$ 8.81	$11.62

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.19		0.16	0.01		0.14	0.12	0.18
Net realized and unrealized gain (loss) on total investments	1.49		1.20		0.53	0.33		0.71	(0.74)	(2.64)

Total gain (loss) from investment operations	1.61		1.39		0.69	0.34		0.85	(0.62)	(2.46)

Less distributions from:
Net investment income	(0.16)		(0.11)		(0.13)	–		(0.12)	(0.13)	(0.16)
Net realized gains	(0.06)		–		–	–		–	–	(0.19)

Total distributions	(0.22)		(0.11)		(0.13)	–		(0.12)	(0.13)	(0.35)

Net asset value, end of period	$12.36		$10.97		$ 9.69	$9.13		$ 8.79	$ 8.06	$ 8.81

TOTAL RETURN	14.95	%(b)	14.46%		7.61%	3.87	%(b)	10.63%	(6.60)%	(21.71)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$223,126		$195,671		$204,345	$242,319		$251,201	$279,063	$13,487
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31	%(c)	0.32%		0.32%	0.37	%(c)	0.33%	0.37%	0.33%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31	%(c)	0.32%		0.32%	0.34	%(c)	0.33%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets	2.06	%(c)	1.85%		1.59%	0.90	%(c)	1.62%	1.66%	1.77%
Portfolio turnover rate	1	%(b)(f)	6	%(f)	11%	0	%(b)	9%	11%	9%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	43

Financial highlights	concluded

Equity Index Fund ▪ For the period or year ended

	Retail Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.99		$ 9.72		$ 9.17	$8.83		$ 8.09	$ 8.83	$11.63

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.18		0.16	0.01		0.14	0.14	0.19
Net realized and unrealized gain (loss) on total investments	1.50		1.20		0.53	0.33		0.72	(0.74)	(2.63)

Total gain (loss) from investment operations	1.61		1.38		0.69	0.34		0.86	(0.60)	(2.44)

Less distributions from:
Net investment income	(0.15)		(0.11)		(0.14)	–		(0.12)	(0.14)	(0.17)
Net realized gains	(0.06)		–		–	–		–	–	(0.19)

Total distributions	(0.21)		(0.11)		(0.14)	–		(0.12)	(0.14)	(0.36)

Net asset value, end of period	$12.39		$10.99		$ 9.72	$9.17		$ 8.83	$ 8.09	$ 8.83

TOTAL RETURN	14.94	%(b)	14.35%		7.54%	3.85	%(b)	10.71%	(6.46)%	(21.53)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$461,153		$397,199		$361,203	$348,162		$336,495	$312,098	$335,624
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.40%		0.29%	0.31	%(c)	0.26%	0.49%	0.39%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39	%(c)	0.40%		0.29%	0.28	%(c)	0.26%	0.27%	0.19%
Ratio of net investment income (loss) to average net assets	1.98	%(c)	1.76%		1.61%	0.96	%(c)	1.69%	2.13%	1.89%
Portfolio turnover rate	1	%(b)(f)	6	%(f)	11%	0	%(b)	9%	11%	9%

	Premier Class
	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.81		$ 9.56		$ 9.03	$8.69		$ 7.97	$7.97

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.20		0.16	0.01		0.16	0.00	(e)
Net realized and unrealized gain on total investments	1.47		1.17		0.52	0.33		0.69	–

Total gain (loss) from investment operations	1.59		1.37		0.68	0.34		0.85	0.00	(e)

Less distributions from:
Net investment income	(0.18)		(0.12)		(0.15)	–		(0.13)	–
Net realized gains	(0.06)		–		–	–		–	–

Total distributions	(0.24)		(0.12)		(0.15)	–		(0.13)	–

Net asset value, end of period	$12.16		$10.81		$ 9.56	$9.03		$ 8.69	$7.97

TOTAL RETURN	14.97	%(b)	14.56%		7.60%	3.91	%(b)	10.73%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$58,567		$48,184		$20,918	$7,776		$4,812	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.21	%(c)	0.22%		0.22%	0.28	%(c)	0.24%	220.64	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.21	%(c)	0.22%		0.22%	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income (loss) to average net assets	2.13	%(c)	1.90%		1.63%	1.00	%(c)	1.86%	0.00	%(c)
Portfolio turnover rate	1	%(b)(f)	6	%(f)	11%	0	%(b)	9%	11%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

44	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

Large-Cap Growth Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.54		$13.06		$12.04	$11.49		$10.35	$10.72	$13.78

Gain from investment operations:
Net investment income (loss) (a)	0.15		0.23		0.19	0.01		0.17	0.15	0.16
Net realized and unrealized gain (loss) on total investments	1.80		1.44		0.99	0.54		1.11	(0.38)	(3.00)

Total gain (loss) from investment operations	1.95		1.67		1.18	0.55		1.28	(0.23)	(2.84)

Less distributions from:
Net investment income	(0.27)		(0.19)		(0.16)	–		(0.14)	(0.14)	(0.14)
Net realized gains	–		–		–	–		–	0.00 (e)	(0.08)

Total distributions	(0.27)		(0.19)		(0.16)	–		(0.14)	(0.14)	(0.22)

Net asset value, end of period	$16.22		$14.54		$13.06	$12.04		$11.49	$10.35	$10.72

TOTAL RETURN	13.64	%(b)	12.96%		9.85%	4.79	%(b)	12.49%	(1.76)%	(20.96)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,067,668		$971,051		$568,586	$470,424		$422,219	$307,978	$263,714
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.07%		0.08%	0.19	%(c)	0.09%	0.14%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.07%		0.08%	0.09	%(c)	0.09%	0.07%	0.10%
Ratio of net investment income (loss) to average net assets	2.01	%(c)	1.66%		1.45%	0.71	%(c)	1.55%	1.78%	1.23%
Portfolio turnover rate	2	%(b)(f)	24	%(f)	24%	0	%(b)	34%	28%	28%

	Retirement Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.61		$13.12		$12.10	$11.55		$10.41	$10.78	$13.86

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.20		0.16	0.00	(e)	0.15	0.13	0.12
Net realized and unrealized gain (loss) on total investments	1.82		1.45		0.99	0.55		1.12	(0.39)	(3.01)

Total gain (loss) from investment operations	1.95		1.65		1.15	0.55		1.27	(0.26)	(2.89)

Less distributions from:
Net investment income	(0.23)		(0.16)		(0.13)	–		(0.13)	(0.11)	(0.11)
Net realized gains	–		–		–	–		–	0.00 (e)	(0.08)

Total distributions	(0.23)		(0.16)		(0.13)	–		(0.13)	(0.11)	(0.19)

Net asset value, end of period	$16.33		$14.61		$13.12	$12.10		$11.55	$10.41	$10.78

TOTAL RETURN	13.57	%(b)	12.69%		9.51%	4.76	%(b)	12.22%	(2.06)%	(21.13)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$266,577		$231,810		$173,769	$161,099		$162,611	$149,803	$98,784
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.32%		0.33%	0.44	%(c)	0.34%	0.39%	0.35%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.32%		0.33%	0.34	%(c)	0.34%	0.33%	0.35%
Ratio of net investment income (loss) to average net assets	1.76	%(c)	1.42%		1.20%	0.45	%(c)	1.30%	1.52%	0.98%
Portfolio turnover rate	2	%(b)(f)	24	%(f)	24%	0	%(b)	34%	28%	28%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	45

Financial highlights

Large-Cap Value Index Fund  ▪  For the period or year ended

	Institutional Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.27		$11.99		$11.52	$11.18		$10.49	$12.17	$16.89

Gain from investment operations:
Net investment income (loss) (a)	0.17		0.31		0.28	0.02		0.25	0.27	0.40
Net realized and unrealized gain (loss) on total investments	1.89		1.59		0.42	0.32		0.66	(1.62)	(4.22)

Total gain (loss) from investment operations	2.06		1.90		0.70	0.34		0.91	(1.35)	(3.82)

Less distributions from:
Net investment income	(0.33)		(0.28)		(0.22)	–		(0.22)	(0.32)	(0.38)
Net realized gains	(0.31)		(0.34)		(0.01)	–		–	(0.01)	(0.52)

Total distributions	(0.64)		(0.62)		(0.23)	–		(0.22)	(0.33)	(0.90)

Net asset value, end of period	$14.69		$13.27		$11.99	$11.52		$11.18	$10.49	$12.17

TOTAL RETURN	16.21	%(b)	16.70%		6.13%	3.04	%(b)	8.82%	(10.56)%	(23.58)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,271,149		$1,134,741		$605,062	$514,065		$462,184	$338,574	$319,533
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.08%		0.08%	0.19	%(c)	0.09%	0.13%	0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.08%		0.08%	0.09	%(c)	0.09%	0.08%	0.09%
Ratio of net investment income (loss) to average net assets	2.52	%(c)	2.48%		2.27%	1.67	%(c)	2.29%	3.02%	2.83%
Portfolio turnover rate	4	%(b)(f)	20	%(f)	27%	0	%(b)	36%	31%	33%

	Retirement Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.43		$12.12		$11.64	$11.30		$10.61	$12.30	$17.06

Gain from investment operations:
Net investment income (loss) (a)	0.16		0.29		0.25	0.01		0.22	0.24	0.37
Net realized and unrealized gain (loss) on total investments	1.90		1.61		0.43	0.33		0.67	(1.62)	(4.26)

Total gain (loss) from investment operations	2.06		1.90		0.68	0.34		0.89	(1.38)	(3.89)

Less distributions from:
Net investment income	(0.29)		(0.25)		(0.19)	–		(0.20)	(0.30)	(0.35)
Net realized gains	(0.31)		(0.34)		(0.01)	–		–	(0.01)	(0.52)

Total distributions	(0.60)		(0.59)		(0.20)	–		(0.20)	(0.31)	(0.87)

Net asset value, end of period	$14.89		$13.43		$12.12	$11.64		$11.30	$10.61	$12.30

TOTAL RETURN	16.03	%(b)	16.46%		5.88%	3.01	%(b)	8.52%	(10.77)%	(23.77)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$272,094		$226,640		$192,336	$173,247		$176,489	$169,714	$115,840
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.32%		0.33%	0.43	%(c)	0.34%	0.38%	0.34%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.32%		0.33%	0.34	%(c)	0.34%	0.33%	0.34%
Ratio of net investment income (loss) to average net assets	2.27	%(c)	2.28%		2.02%	1.43	%(c)	2.03%	2.68%	2.58%
Portfolio turnover rate	4	%(b)(f)	20	%(f)	27%	0	%(b)	36%	31%	33%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(f)	Does not include in-kind transactions.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

46	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

S&P 500 Index Fund  ▪  For the period or year ended

	Institutional Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.05		$14.27		$13.51	$13.02		$12.06	$13.34		$17.54

Gain from investment operations:
Net investment income (loss) (a)	0.20		0.33		0.28	0.01		0.25	0.26		0.33
Net realized and unrealized gain (loss) on total investments	2.06		1.78		0.79	0.48		0.95	(1.25)		(4.09)

Total gain (loss) from investment operations	2.26		2.11		1.07	0.49		1.20	(0.99)		(3.76)

Less distributions from:
Net investment income	(0.39)		(0.27)		(0.31)	–		(0.24)	(0.29)		(0.31)
Net realized gains	–		(0.06)		–	–		–	(0.00	)(e)	(0.13)

Total distributions	(0.39)		(0.33)		(0.31)	–		(0.24)	(0.29)		(0.44)

Net asset value, end of period	$17.92		$16.05		$14.27	$13.51		$13.02	$12.06		$13.34

TOTAL RETURN	14.38	%(b)	15.14%		7.96%	3.76	%(b)	10.07%	(6.88)%		(21.93)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,225,736		$1,342,205		$884,211	$725,376		$740,600	$830,097		$851,272
Ratio of expenses to average net assets before expense waiver and reimbursement	0.06	%(c)	0.07%		0.07%	0.15	%(c)	0.08%	0.11%		0.06%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.06	%(c)	0.07%		0.07%	0.09	%(c)	0.08%	0.09%		0.06%
Ratio of net investment income (loss) to average net assets	2.34	%(c)	2.13%		1.96%	1.26	%(c)	1.99%	2.50%		2.12%
Portfolio turnover rate	1	%(b)(f)	7	%(f)	14%	0	%(b)	12%	5%		14%

	Retirement Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.96		$14.19		$13.44	$12.95		$12.00	$13.27		$17.45

Gain from investment operations:
Net investment income (loss) (a)	0.17		0.29		0.24	0.01		0.22	0.23		0.29
Net realized and unrealized gain (loss) on total investments	2.05		1.78		0.78	0.48		0.95	(1.23)		(4.07)

Total gain (loss) from investment operations	2.22		2.07		1.02	0.49		1.17	(1.00)		(3.78)

Less distributions from:
Net investment income	(0.35)		(0.24)		(0.27)	–		(0.22)	(0.27)		(0.27)
Net realized gains	–		(0.06)		–	–		–	(0.00	)(e)	(0.13)

Total distributions	(0.35)		(0.30)		(0.27)	–		(0.22)	(0.27)		(0.40)

Net asset value, end of period	$17.83		$15.96		$14.19	$13.44		$12.95	$12.00		$13.27

TOTAL RETURN	14.18	%(b)	14.85%		7.75%	3.71	%(b)	9.82%	(7.11)%		(22.11)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$440,219		$396,922		$352,405	$338,947		$339,172	$303,619		$223,973
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31	%(c)	0.32%		0.32%	0.40	%(c)	0.33%	0.36%		0.31%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31	%(c)	0.32%		0.32%	0.34	%(c)	0.33%	0.34%		0.31%
Ratio of net investment income (loss) to average net assets	2.05	%(c)	1.89%		1.71%	1.01	%(c)	1.74%	2.22%		1.87%
Portfolio turnover rate	1	%(b)(f)	7	%(f)	14%	0	%(b)	12%	5%		14%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	47

Financial highlights

Small-Cap Blend Index Fund  ▪  For the period or year ended

	Institutional Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.24		$13.17		$12.49	$12.00		$10.69	$12.91	$15.94

Gain from investment operations:
Net investment income (loss) (a)	0.18		0.25		0.17	0.01		0.14	0.13	0.22
Net realized and unrealized gain (loss) on total investments	2.08		1.33		0.66	0.48		1.26	(1.61)	(2.39)

Total gain (loss) from investment operations	2.26		1.58		0.83	0.49		1.40	(1.48)	(2.17)

Less distributions from:
Net investment income	(0.30)		(0.20)		(0.15)	–		(0.09)	(0.17)	(0.21)
Net realized gains	(0.32)		(0.31)		–	–		–	(0.57)	(0.65)

Total distributions	(0.62)		(0.51)		(0.15)	–		(0.09)	(0.74)	(0.86)

Net asset value, end of period	$15.88		$14.24		$13.17	$12.49		$12.00	$10.69	$12.91

TOTAL RETURN	16.56	%(b)	12.48%		6.64%	4.08	%(b)	13.25%	(9.81)%	(14.07)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$836,647		$648,984		$447,756	$354,242		$316,168	$301,142	$147,458
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08	%(c)	0.08%		0.08%	0.18	%(c)	0.10%	0.17%	0.16%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.08%		0.08%	0.09	%(c)	0.09%	0.08%	0.10%
Ratio of net investment income (loss) to average net assets	2.43	%(c)	1.81%		1.26%	0.79	%(c)	1.22%	1.42%	1.62%
Portfolio turnover rate	4	%(b)(f)	17	%(f)	25%	0	%(b)	21%	36%	36%

	Retirement Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.26		$13.18		$12.51	$12.02		$10.71	$12.93	$15.98

Gain from investment operations:
Net investment income (loss) (a)	0.16		0.22		0.14	0.01		0.11	0.10	0.18
Net realized and unrealized gain (loss) on total investments	2.11		1.33		0.65	0.48		1.28	(1.61)	(2.40)

Total gain (loss) from investment operations	2.27		1.55		0.79	0.49		1.39	(1.51)	(2.22)

Less distributions from:
Net investment income	(0.27)		(0.16)		(0.12)	–		(0.08)	(0.14)	(0.18)
Net realized gains	(0.32)		(0.31)		–	–		–	(0.57)	(0.65)

Total distributions	(0.59)		(0.47)		(0.12)	–		(0.08)	(0.71)	(0.83)

Net asset value, end of period	$15.94		$14.26		$13.18	$12.51		$12.02	$10.71	$12.93

TOTAL RETURN	16.51	%(b)	12.20%		6.30%	4.08	%(b)	13.07%	(10.06)%	(14.34)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$385,045		$311,294		$325,760	$383,599		$386,480	$303,721	$69,134
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.33%		0.33%	0.43	%(c)	0.35%	0.42%	0.41%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.33%		0.33%	0.34	%(c)	0.34%	0.33%	0.35%
Ratio of net investment income (loss) to average net assets	2.20	%(c)	1.57%		1.02%	0.54	%(c)	0.97%	1.06%	1.53%
Portfolio turnover rate	4	%(b)(f)	17	%(f)	25%	0	%(b)	21%	36%	36%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(f)	Does not include in-kind transactions.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

48	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

Emerging Markets Equity Index Fund  ▪  For the period or year ended

	Institutional Class

	4/30/13		10/31/12		10/31/11	10/31/10	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.37		$10.24		$11.33	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.24		0.25	0.03
Net realized and unrealized gain (loss) on total investments	0.45		0.09		(1.31)	1.30

Total gain (loss) from investment operations	0.52		0.33		(1.06)	1.33

Less distributions from:
Net investment income	(0.15)		(0.16)		(0.02)	–
Net realized gains	–		(0.04)		(0.01)	–

Total distributions	(0.15)		(0.20)		(0.03)	–

Net asset value, end of period	$10.74		$10.37		$10.24	$11.33

TOTAL RETURN	5.08	%(b)	3.31%		(9.36)%	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$536,112		$289,041		$149,206	$109,910
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31	%(c)	0.38%		0.46%	1.30	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.25	%(c)	0.25%		0.25%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.44	%(c)	2.42%		2.26%	1.37	%(c)
Portfolio turnover rate	3	%(b)	25	%(f)	38%	2	%(b)

	Retirement Class

	4/30/13		10/31/12		10/31/11	10/31/10	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.34		$10.22		$11.33	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.23		0.26	0.02
Net realized and unrealized gain (loss) on total investments	0.46		0.07		(1.35)	1.31

Total gain (loss) from investment operations	0.52		0.30		(1.09)	1.33

Less distributions from:
Net investment income	(0.14)		(0.14)		(0.01)	–
Net realized gains	–		(0.04)		(0.01)	–

Total distributions	(0.14)		(0.18)		(0.02)	–

Net asset value, end of period	$10.72		$10.34		$10.22	$11.33

TOTAL RETURN	5.01	%(b)	3.03%		(9.61)%	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$30,750		$24,877		$9,356	$1,133
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56	%(c)	0.63%		0.70%	2.27	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.50%		0.50%	0.50	%(c)
Ratio of net investment income (loss) to average net assets	1.16	%(c)	2.28%		2.38%	1.12	%(c)
Portfolio turnover rate	3	%(b)	25	%(f)	38%	2	%(b)

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	49

Financial highlights	concluded

Emerging Markets Equity Index Fund ▪ For the period or year ended

	Retail Class

	4/30/13		10/31/12		10/31/11	10/31/10	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.32		$10.21		$11.32	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.20		0.22	0.02
Net realized and unrealized gain (loss) on total investments	0.46		0.07		(1.31)	1.30

Total gain (loss) from investment operations	0.52		0.27		(1.09)	1.32

Less distributions from:
Net investment income	(0.12)		(0.12)		(0.01)	–
Net realized gains	–		(0.04)		(0.01)	–

Total distributions	(0.12)		(0.16)		(0.02)	–

Net asset value, end of period	$10.72		$10.32		$10.21	$11.32

TOTAL RETURN	5.01	%(b)	2.73%		(9.64)%	13.20	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$6,914		$5,773		$5,313	$1,776
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74	%(c)	0.83%		0.88%	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.64%		0.64%	0.64	%(c)
Ratio of net investment income (loss) to average net assets	1.02	%(c)	2.00%		1.99%	0.89	%(c)
Portfolio turnover rate	3	%(b)	25	%(f)	38%	2	%(b)

	Premier Class

	4/30/13		10/31/12		10/31/11	10/31/10	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.35		$10.23		$11.33	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.24		0.23	0.02
Net realized and unrealized gain (loss) on total investments	0.45		0.06		(1.30)	1.31

Total gain (loss) from investment operations	0.52		0.30		(1.07)	1.33

Less distributions from:
Net investment income	(0.14)		(0.14)		(0.02)	–
Net realized gains	–		(0.04)		(0.01)	–

Total distributions	(0.14)		(0.18)		(0.03)	–

Net asset value, end of period	$10.73		$10.35		$10.23	$11.33

TOTAL RETURN	5.08	%(b)	3.06%		(9.50)%	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,847		$2,016		$1,330	$1,133
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.54%		0.62%	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40%		0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.31	%(c)	2.38%		2.04%	1.22	%(c)
Portfolio turnover rate	3	%(b)	25	%(f)	38%	2	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(f)	Does not include in-kind transactions.
‡	The Fund commenced operations on August 31, 2010.

50	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

International Equity Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.73		$15.23		$16.43	$15.82		$15.67	$16.09	$23.51

Gain from investment operations:
Net investment income (loss) (a)	0.27		0.55		0.53	0.01		0.44	0.42	0.72
Net realized and unrealized gain (loss) on total investments	2.30		0.39		(1.38)	0.60		0.05	(0.31)	(7.40)

Total gain (loss) from investment operations	2.57		0.94		(0.85)	0.61		0.49	0.11	(6.68)

Less distributions from:
Net investment income	(0.50)		(0.44)		(0.35)	–		(0.34)	(0.53)	(0.52)
Net realized gains	–		–		–	–		–	–	(0.23)

Total distributions	(0.50)		(0.44)		(0.35)	–		(0.34)	(0.53)	(0.75)

Redemption Fees	–		–		–	–		–	–	0.01

Net asset value, end of period	$17.80		$15.73		$15.23	$16.43		$15.82	$15.67	$16.09

TOTAL RETURN	16.75	%(b)	6.43%		(5.32)%	3.86	%(b)	3.14%	1.76%	(29.23)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,822,422		$2,833,093		$1,647,918	$1,203,484		$1,001,071	$551,312	$411,451
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.08%		0.09%	0.15	%(c)	0.10%	0.16%	0.11%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.08%		0.09%	0.15	%(c)	0.10%	0.15%	0.11%
Ratio of net investment income (loss) to average net assets	3.28	%(c)	3.69%		3.23%	0.88	%(c)	2.88%	3.33%	3.51%
Portfolio turnover rate	1	%(b)	6	%(f)	6%	3	%(b)	11%	31%	45%

	Retirement Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.99		$15.47		$16.68	$16.06		$15.92	$16.32	$23.87

Gain from investment operations:
Net investment income (loss) (a)	0.25		0.53		0.51	0.01		0.39	0.40	0.70
Net realized and unrealized gain (loss) on total investments	2.35		0.38		(1.42)	0.61		0.06	(0.30)	(7.54)

Total gain (loss) from investment operations	2.60		0.91		(0.91)	0.62		0.45	0.10	(6.84)

Less distributions from:
Net investment income	(0.46)		(0.39)		(0.30)	–		(0.31)	(0.50)	(0.49)
Net realized gains	–		–		–	–		–	–	(0.23)

Total distributions	(0.46)		(0.39)		(0.30)	–		(0.31)	(0.50)	(0.72)

Redemption Fees	–		–		–	–		–	–	0.01

Net asset value, end of period	$18.13		$15.99		$15.47	$16.68		$16.06	$15.92	$16.32

TOTAL RETURN	16.64	%(b)	6.13%		(5.54)%	3.86	%(b)	2.85%	1.57%	(29.44	) %

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$725,509		$645,359		$625,016	$783,583		$801,279	$692,158	$414,882
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.33%		0.34%	0.40	%(c)	0.35%	0.41%	0.35%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.33%		0.34%	0.40	%(c)	0.35%	0.40%	0.35%
Ratio of net investment income (loss) to average net assets	2.95	%(c)	3.46%		3.02%	0.62	%(c)	2.55%	3.08%	3.39%
Portfolio turnover rate	1	%(b)	6	%(f)	6%	3	%(b)	11%	31%	45%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	51

Financial highlights	concluded

International Equity Index Fund ▪ For the period or year ended

	Premier Class

	4/30/13		10/31/12		10/31/11	10/31/10	†	9/30/10	9/30/09	*

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.69		$15.20		$16.41	$15.80		$15.67	$15.67

Gain from investment operations:
Net investment income (loss) (a)	0.26		0.53		0.49	0.01		0.48	0.00	(e)
Net realized and unrealized gain (loss) on total investments	2.30		0.38		(1.36)	0.60		(0.02)	–

Total gain (loss) from investment operations	2.56		0.91		(0.87)	0.61		0.46	0.00	(e)

Less distributions from:
Net investment income	(0.48)		(0.42)		(0.34)	–		(0.33)	–
Net realized gains	–		–		–	–		–	–

Total distributions	(0.48)		(0.42)		(0.34)	–		(0.33)	–

Net asset value, end of period	$17.77		$15.69		$15.20	$16.41		$15.80	$15.67

TOTAL RETURN	16.69	%(b)	6.25%		(5.44)%	3.86	%(b)	2.97%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$185,076		$162,307		$125,215	$60,259		$39,623	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.22	%(c)	0.23%		0.24%	0.30	%(c)	0.25%	220.65	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22	%(c)	0.23%		0.24%	0.30	%(c)	0.25%	0.30	%(c)
Ratio of net investment income (loss) to average net assets	3.14	%(c)	3.53%		3.02%	0.73	%(c)	3.24%	0.00	%(c)
Portfolio turnover rate	1	%(b)	6	%(f)	6%	3	%(b)	11%	31%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

52	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees,

distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009–2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	53

Notes to financial statements (unaudited)

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds expect to adopt these new disclosure requirements for the October 31, 2013 annual report. Management is currently evaluating the impact of the Update’s adoption on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2013, there were no material transfers between levels by the Funds.

As of April 30, 2013, 100% of the value of investments in the Large-Cap Growth Index Fund and the Large-Cap Value Index Fund were valued based on Level 1 inputs.

54	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

continued

The following table summarizes the market value of the Funds’ investments as of April 30, 2013, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Equity Index
Consumer discretionary	$809,311,672	$–	$–	$809,311,672
Consumer staples	612,725,922	–	–	612,725,922
Energy	612,120,490	–	–	612,120,490
Financials	1,106,158,216	–	–	1,106,158,216
Health care	790,089,186	–	–	790,089,186
Industrials	696,357,842	–	–	696,357,842
Information technology	1,079,163,822	1,231	–	1,079,165,053
Materials	239,856,719	–	–	239,856,719
Telecommunication services	168,610,347	–	–	168,610,347
Utilities	231,803,262	–	–	231,803,262
Short-term investments	180,083,928	19,999,729	–	200,083,657
Futures**	507,315	–	–	507,315

Total	$6,526,788,721	$20,000,960	$–	$6,546,789,681

S&P 500 Index
Consumer discretionary	$194,657,949	$–	$–	$194,657,949
Consumer staples	181,634,944	–	–	181,634,944
Energy	174,131,645	–	–	174,131,645
Financials	264,938,795	–	–	264,938,795
Health care	209,255,811	–	–	209,255,811
Industrials	161,114,560	–	–	161,114,560
Information technology	292,282,790	–	–	292,282,790
Materials	55,464,327	–	–	55,464,327
Telecommunication services	50,203,345	–	–	50,203,345
Utilities	59,908,783	–	–	59,908,783
Short-term investments	10,495,415	17,999,588	–	28,495,003
Futures**	338,490	–	–	338,490

Total	$1,654,426,854	$17,999,588	$–	$1,672,426,442

Small-Cap Blend Index
Consumer discretionary	$167,688,851	$–	$–	$167,688,851
Consumer staples	43,623,206	–	–	43,623,206
Energy	69,542,384	–	–	69,542,384
Financials	281,504,042	–	–	281,504,042
Health care	147,236,572	–	–	147,236,572
Industrials	176,893,727	–	–	176,893,727
Information technology	191,023,563	7,909	–	191,031,472
Materials	60,282,843	–	–	60,282,843
Telecommunication services	7,904,219	–	–	7,904,219
Utilities	40,975,084	–	–	40,975,084
Short-term investments	173,088,860	23,498,790	–	196,587,650
Futures**	481,729	–	–	481,729

Total	$1,360,245,080	$23,506,699	$–	$1,383,751,779

Emerging Markets Equity Index
Brazil	$–	$68,921,489	$–	$68,921,489
China	–	95,496,557	–	95,496,557
India	–	36,781,235	–	36,781,235
Indonesia	–	16,592,908	–	16,592,908
Korea, Republic of*	77,960	78,485,368	–	78,563,328
Malaysia	–	19,732,325	–	19,732,325
Mexico	–	29,559,640	–	29,559,640
Russia*	2,966,884	28,093,870	–	31,060,754
South Africa	–	38,267,614	–	38,267,614
Taiwan	–	60,804,566	–	60,804,566
United States	15,635,823	–	–	15,635,823
Others*	2,013,591	66,043,141	748	68,057,480
Short-term investments	33,300,917	9,999,934	–	43,300,851
Futures**	467,056	–	–	467,056

Total	$54,462,231	$548,778,647	$748	$603,241,626

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	55

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total

International Equity Index
Australia	$–	$408,512,650	$–	$408,512,650
France	–	411,718,794	–	411,718,794
Germany	–	375,577,042	–	375,577,042
Hong Kong	–	130,632,689	–	130,632,689
Japan	–	1,009,185,872	–	1,009,185,872
Netherlands	–	196,649,199	–	196,649,199
Spain	–	130,749,321	–	130,749,321
Sweden	–	142,308,669	–	142,308,669
Switzerland	–	415,160,009	–	415,160,009
United Kingdom	–	892,025,760	–	892,025,760
Others*	18,221,336	456,497,498	–	474,718,834
Short-term investments	539,280,161	102,998,389	–	642,278,550
Futures**	4,517,420	–	–	4,517,420

Total	$562,018,917	$4,672,015,892	$–	$5,234,034,809

*	Includes American Depositary Receipts in Level 1.
**	Derivative instruments are not reflected in the summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2013, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives

Derivative contract	Location		Fair value amount

Equity Index Fund
Equity contracts	Futures	*	$507,315

Large-Cap Growth Index Fund
Equity contracts	Futures	*	14,303

S&P 500 Index Fund
Equity contracts	Futures	*	338,490

Small-Cap Blend Index Fund
Equity contracts	Futures	*	481,729

Emerging Markets Equity Index Fund
Equity contracts	Futures	*	467,056

International Equity Index Fund
Equity contracts	Futures	*	4,517,420

*

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2013, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)

Equity Index Fund
Equity contracts	Futures transactions	$3,659,503		$ 675,923

Large-Cap Growth Index Fund
Equity contracts	Futures transactions	829,339		51,231

Large-Cap Value Index Fund
Equity contracts	Futures transactions	716,070		193,945

S&P 500 Index Fund
Equity contracts	Futures transactions	1,092,675		1,074,729

Small-Cap Blend Index Fund
Equity contracts	Futures transactions	3,156,464		614,314

Emerging Markets Equity Index Fund
Equity contracts	Futures transactions	450,095		548,152

International Equity Index Fund
Equity contracts	Futures transactions	11,341,754		4,783,109

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the

56	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

continued

futures against default. During the period ended April 30, 2013, the Equity Index Fund, Large-Cap Growth Index Fund and the Large-Cap Value Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. During the period ended April 30, 2013, the S&P 500 Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets. During the period ended April 30, 2013, the Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 3% of net assets.

At April 30, 2013, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss	)

Equity Index	S&P 500 E Mini Index	327	$26,032,470	June 2013	$391,900
Equity Index	S&P MidCap 400 E Mini Index	37	4,283,490	June 2013	80,947
Equity Index	Russell 2000 Mini Index	19	1,795,690	June 2013	34,468

Total		383	32,111,650		507,315

Large-Cap Growth Index	S&P 500 E Mini Index	23	1,831,030	June 2013	14,303

S&P 500 Index	S&P 500 E Mini Index	236	18,787,960	June 2013	338,490

Small-Cap Blend Index	Russell 2000 Mini Index	321	30,337,710	June 2013	481,729

Emerging Markets Equity Index	MSCI Emerging Markets Mini Index	311	16,170,445	June 2013	467,056

International Equity Index	MSCI EAFE Mini Index	1,328	115,589,120	June 2013	4,517,420

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The

Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. Prior to January 1, 2013, the Retail Class of each Fund (except the Emerging Markets Equity Index Fund) reimbursed TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund has adopted a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2013, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentages of average daily net assets for each class:

	Investment management fee - effective rate	Service agreement fee	Distribution fee		Maximum expense amounts#

Fund		Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Equity Index	0.04%	0.25%	0.25%	0.15%	0.09%	0.34%	0.48%	0.24%
Large-Cap Growth Index	0.04	0.25	–	–	0.09	0.34	–	–
Large-Cap Value Index	0.04	0.25	–	–	0.09	0.34	–	–
S&P 500 Index	0.04	0.25	–	–	0.09	0.34	–	–
Small-Cap Blend Index	0.04	0.25	–	–	0.09	0.34	–	–
Emerging Markets Equity Index	0.14	0.25	0.25	0.15	0.25	0.50	0.64	0.40
International Equity Index	0.04	0.25	–	0.15	0.15	0.40	–	0.30

#

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2014. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

A registered separate account of TIAA (collectively, “TIAA Access”) has various sub-accounts that invest in several of the funds, and certain other funds within the Trust also make investments in several of the Funds.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	57

Notes to financial statements (unaudited)

The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of April 30, 2013:

Underlying Fund	TIAA-CREF Lifecycle Index Funds	TIAA Access	Total

Equity Index	18%	1%	19%
Large-Cap Growth Index	–	4	4
Large-Cap Value Index	–	4	4
S&P 500 Index	–	4	4
Small-Cap Blend Index	–	11	11
Emerging Markets Equity Index	16	–	16
International Equity Index	6	4	10

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in several of the Funds. As of April 30, 2013, four 529 Plans owned 19%, 12%, 9% and 7%, respectively, of the Equity Index Fund; three 529 Plans owned 12%, 11% and 5%, respectively, of the Large-Cap Growth Index Fund; two 529 Plans owned 11% and 10%, respectively, of the Large-Cap Value Index Fund; three 529 Plans owned 13%, 7% and 5%, respectively, of the S&P 500 Index Fund; four 529 Plans owned 18%, 9%, 6% and 5%, respectively, of the Emerging Markets Equity Index Fund; and three 529 Plans owned 10%, 7% and 6%, respectively, of the International Equity Index Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at April 30, 2013	Value at April 30, 2013

Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$95,617,580	$122,145,697	$37,679,349	$–	$–	$–	180,083,928	$180,083,928

Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$119,823,634	$56,374,905	$3,109,679	$–	$–	$–	173,088,860	$173,088,860

International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$177,024,469	$402,677,110	$40,421,418	$–	$–	$–	539,280,161	$539,280,161

Note 5—investments

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)

Equity Index	$3,926,894,215	$1,418,958,976	$(110,877,051)	$1,308,081,925
Large-Cap Growth Index	1,020,962,330	265,559,574	(10,465,352)	255,094,222
Large-Cap Value Index	1,377,541,381	221,977,041	(61,733,815)	160,243,226
S&P 500 Index	1,577,684,944	375,215,486	(121,744,600)	253,470,886
Small-Cap Blend Index	999,690,450	292,168,958	(90,618,322)	201,550,636
Emerging Markets Equity Index	339,838,225	56,032,906	(36,275,598)	19,757,308
International Equity Index	3,868,077,698	845,919,226	(305,648,467)	540,270,759

58	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

concluded

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2013 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales

Equity Index	$633,466,780	$73,993,965
Large-Cap Growth Index	199,367,118	25,602,775
Large-Cap Value Index	239,974,934	54,158,087
S&P 500 Index	80,802,062	18,351,631
Small-Cap Blend Index	171,196,895	39,943,422
Emerging Markets Equity Index	239,051,192	12,838,352
International Equity Index	473,771,417	41,447,200

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October, 31 2012 was as follows.

	October 31, 2012

Fund	Ordinary Income	Long-term capital gains	Total

Equity Index	$44,938,816	$–	$44,938,816
Large-Cap Growth Index	10,591,214	–	10,591,214
Large-Cap Value Index	27,321,563	13,916,153	41,237,716
S&P 500 Index	23,636,298	5,415,177	29,051,475
Small-Cap Blend Index	10,589,269	18,277,795	28,867,064
Emerging Markets Equity Index	4,420,899	13,052	4,433,951
International Equity Index	79,469,036	–	79,469,036

The tax character of the fiscal year 2013 distributions will be determined at the end of the fiscal year.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended April 30, 2013 the Large-Cap Growth Index Fund recognized a net capital gain of $61,910,846 as the result of a delivery of $172,427,186 of securities in an in-kind redemption transaction. The Large-Cap Value Index Fund recognized a net capital gain of $40,857,797 as the result of a delivery of $172,364,628 of securities in an in-kind redemption transaction. The S&P 500 Index Fund recognized a net capital gain of $100,324,009 as the result of a delivery of $294,466,168 of securities in an in-kind redemption transaction. The Small-Cap Blend Index Fund recognized a net capital gain of $13,749,855 as the result of a delivery of $31,045,305 of securities in an in-kind redemption transaction. For federal income tax purposes, the gain is not taxable and therefore will not be distributed to shareholders. During the period ended April 30, 2013, the Equity Index Fund received $670,303,287 of securities in an in-kind purchase transaction.

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2013, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	59

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 28, 2013, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meeting held on March 28, 2013, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel

60	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2013, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and the Funds ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2012 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had not earned profits with respect to the Funds under the Agreement and expected this trend to continue.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	61

Renewal of investment management agreement (unaudited)

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, in the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other investment companies, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI; may target different types of investors; and/or may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category.

Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2012 under the Agreement.

Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•

The Fund did not have a group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”). The Fund’s total expenses and management fees were in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).

•

The Fund did not have a group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”). For the one-, three- and five-year periods the Fund was in the 2nd quintile of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) and for the ten-year period, the Fund was in the 3rd quintile of its Performance Universe.

•	For the one- and three-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its

62	2013 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

concluded

benchmark, the Russell 3000 Index, was -1 and +3 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Growth Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•

For the one- and three-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 1000 Growth Index, was +4 basis points and even, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund did not have a Performance Group. The Fund was in the 2nd quintile of its Performance Universe for the one-, five- and ten-year periods and in the 1st quintile of its Performance Universe for the three-year period.

•

For the one- and three-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 1000 Value Index, was –7 and –2 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

S&P 500 Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group and its Performance Universe for the one-, three-, five- and ten-year periods.
•

For the one- and three-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the S&P 500 Index, was +2 and –1 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Small-Cap Blend Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 2nd quintile of its Performance Group for the one- and three-year periods and in the 1st quintile of its Performance Group for the five-year period. The Fund was in the 2nd quintile of its Performance Universe for the one- and three-year periods and in the 3rd quintile of its Performance Universe for the five- and ten-year periods.

•

For the one- and three-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 2000 Index, was +36 and +18 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Index Fund
•	The Fund’s annual contractual management fee rate is 0.14% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd quintile of its Performance Universe for the one-year and since-inception periods.
•

For the one-year and since-inception periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the MSCI Emerging Markets Index, was +68 and –36 basis points, respectively.

•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

International Equity Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 1st quintile of its Performance Group for the one-, three-, five- and ten-year periods. The Fund was in the 2nd quintile of its Performance Universe for the one-, three- and ten-year periods and in the 3rd quintile of its Performance Universe for the five-year period.

•

For the one- and three-periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the MSCI EAFE Index, was +188 and +61 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Equity Index Funds ▪ 2013 Semiannual Report	63

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

eDelivery will save trees, conserve paper and reduce mailbox clutter.
Sign up today at www.tiaa-cref.org/eDelivery
C10344	A12455 (6/13)

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

C10344	A12455 (6/13)

730 Third Avenue New York, NY 10017-3206

C10344	A12455 (6/13)

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.4%
95,583		Delphi Automotive plc	$4,416,890

		TOTAL AUTOMOBILES & COMPONENTS	4,416,890

CAPITAL GOODS - 7.6%
21,000		3M Co	2,198,910
7,629	*	BE Aerospace, Inc	478,643
67,192		Boeing Co	6,142,021
8,000		Carlisle Cos, Inc	518,960
36,893		Chicago Bridge & Iron Co NV	1,984,474
39,690		Danaher Corp	2,418,709
2,206		Flowserve Corp	348,813
62,187	*	Fortune Brands Home & Security, Inc	2,262,985
245,362		Honeywell International, Inc	18,043,922
86,214		Ingersoll-Rand plc	4,638,313
33,296		Joy Global, Inc	1,881,890
65,910		Lennox International, Inc	4,086,420
40,003		Lincoln Electric Holdings, Inc	2,110,558
2,017		Lockheed Martin Corp	199,864
93,887		Masco Corp	1,825,163
73,730		Nordson Corp	5,123,498
28,106		Parker Hannifin Corp	2,489,348
10,809		Precision Castparts Corp	2,067,654
67,163		Rockwell Automation, Inc	5,694,079
13,057		Rockwell Collins, Inc	821,546
80,685		Roper Industries, Inc	9,653,960
12,949		Timken Co	680,729
11,500		Toro Co	517,615
5,932		TransDigm Group, Inc	870,818
58,827		United Technologies Corp	5,370,317
13,055		Valmont Industries, Inc	1,902,505
19,757		W.W. Grainger, Inc	4,869,508
32,523		Westinghouse Air Brake Technologies Corp	3,412,964

		TOTAL CAPITAL GOODS	92,614,186

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
68,633	*	Stericycle, Inc	7,434,327
69,684	*	Verisk Analytics, Inc	4,270,932

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,705,259

CONSUMER DURABLES & APPAREL - 2.9%
24,525		Coach, Inc	1,443,541
34,288		DR Horton, Inc	894,231
161,945	*	Hanesbrands, Inc	8,123,161
72,758	*	Jarden Corp	3,274,838

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

47,515		Mattel, Inc	$2,169,535
131,613		Nike, Inc (Class B)	8,370,587
8,808	*	NVR, Inc	9,072,240
17,211		Polaris Industries, Inc	1,483,416
3,252		VF Corp	579,571

		TOTAL CONSUMER DURABLES & APPAREL	35,411,120

CONSUMER SERVICES - 3.2%
72,301		Brinker International, Inc	2,812,509
15,166	*	Chipotle Mexican Grill, Inc (Class A)	5,508,140
50,166		Las Vegas Sands Corp	2,821,837
81,195		McDonald’s Corp	8,293,257
12,395	*	Panera Bread Co (Class A)	2,196,766
25,400	*	Penn National Gaming, Inc	1,487,170
83,373		Starbucks Corp	5,072,413
33,900		Starwood Hotels & Resorts Worldwide, Inc	2,187,228
44,806	e	Weight Watchers International, Inc	1,889,469
81,000		Wyndham Worldwide Corp	4,866,480
31,623		Yum! Brands, Inc	2,154,159

		TOTAL CONSUMER SERVICES	39,289,428

DIVERSIFIED FINANCIALS - 1.9%
46,701	*	Affiliated Managers Group, Inc	7,270,412
51,250		American Express Co	3,506,012
20,800		BlackRock, Inc	5,543,200
102,383		Moody’s Corp	6,230,006

		TOTAL DIVERSIFIED FINANCIALS	22,549,630

ENERGY - 3.1%
33,560		Cabot Oil & Gas Corp	2,283,758
43,293	*	Cameron International Corp	2,664,684
10,096	*	Concho Resources, Inc	869,569
21,172	*	Continental Resources, Inc	1,692,066
74,011		EOG Resources, Inc	8,967,173
64,182		Oceaneering International, Inc	4,503,651
76,183	e	RPC, Inc	1,008,663
203,320		Schlumberger Ltd	15,133,107

		TOTAL ENERGY	37,122,671

FOOD & STAPLES RETAILING - 2.5%
120,008		Costco Wholesale Corp	13,012,468
26,900		CVS Corp	1,565,042
56,500		Kroger Co	1,942,470
156,282		Wal-Mart Stores, Inc	12,146,237
23,535		Whole Foods Market, Inc	2,078,611

		TOTAL FOOD & STAPLES RETAILING	30,744,828

FOOD, BEVERAGE & TOBACCO - 8.5%
212,269		Altria Group, Inc	7,749,941
76,490		Brown-Forman Corp (Class B)	5,392,545
35,851	e	Campbell Soup Co	1,663,845

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

569,906		Coca-Cola Co	$24,124,121
115,450	*	Dean Foods Co	2,209,713
82,252		Hershey Co	7,333,588
57,900		Hillshire Brands Co	2,079,189
13,112		Ingredion, Inc	944,195
94,789		Kellogg Co	6,165,076
51,759		Kraft Foods Group, Inc	2,665,071
42,253		Lorillard, Inc	1,812,231
953		McCormick & Co, Inc	68,559
108,344	*	Monster Beverage Corp	6,110,602
150,452		PepsiCo, Inc	12,407,776
230,072		Philip Morris International, Inc	21,992,583

		TOTAL FOOD, BEVERAGE & TOBACCO	102,719,035

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
458,324		Abbott Laboratories	16,921,322
122,293	*	Catamaran Corp	7,059,975
59,888	*	Cerner Corp	5,795,362
38,182	*	Edwards Lifesciences Corp	2,435,630
106,430	*	Express Scripts Holding Co	6,318,749
52,100		HCA Holdings, Inc	2,078,269
23,179	*	Idexx Laboratories, Inc	2,038,825
17,843	*	Intuitive Surgical, Inc	8,783,931
67,212		Medtronic, Inc	3,137,456
3,900	*	Sirona Dental Systems, Inc	286,806
6,528		Universal Health Services, Inc (Class B)	434,699
37,700	*	Varian Medical Systems, Inc	2,455,778

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	57,746,802

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
35,553		Avon Products, Inc	823,408
19,500		Church & Dwight Co, Inc	1,245,855
48,103		Colgate-Palmolive Co	5,743,979
71,723	e	Herbalife Ltd	2,848,120
5,995		Kimberly-Clark Corp	618,624
15,800	e	Nu Skin Enterprises, Inc (Class A)	801,534
38,200		Procter & Gamble Co	2,932,614

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,014,134

INSURANCE - 0.1%
16,000		Travelers Cos, Inc	1,366,560

		TOTAL INSURANCE	1,366,560

MATERIALS - 4.6%
90,600		Ball Corp	3,997,272
24,541		CF Industries Holdings, Inc	4,577,142
28,600		Eastman Chemical Co	1,906,190
39,492		LyondellBasell Industries AF S.C.A	2,397,164
173,227		Monsanto Co	18,504,108
61,655		PPG Industries, Inc	9,071,917
1,600		Rock-Tenn Co (Class A)	160,224
56,869		Sherwin-Williams Co	10,413,282

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

56,062	*	WR Grace & Co	$4,322,941

		TOTAL MATERIALS	55,350,240

MEDIA - 3.0%
41,270		CBS Corp (Class B)	1,889,341
386,108		Comcast Corp (Class A)	15,946,260
102,597	*	DIRECTV	5,802,886
45,177	*	Discovery Communications, Inc (Class A)	3,560,851
50,460		DISH Network Corp (Class A)	1,977,527
29,270	e	Regal Entertainment Group (Class A)	525,104
39,927		Scripps Networks Interactive (Class A)	2,658,340
60,642		Viacom, Inc (Class B)	3,880,482

		TOTAL MEDIA	36,240,791

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
194,808		AbbVie, Inc	8,970,908
49,499	*	Actavis, Inc	5,233,529
40,197		Agilent Technologies, Inc	1,665,764
81,391	*	Alexion Pharmaceuticals, Inc	7,976,318
105,597		Allergan, Inc	11,990,539
122,967		Amgen, Inc	12,814,391
60,156	*	Biogen Idec, Inc	13,169,953
167,141		Bristol-Myers Squibb Co	6,638,840
131,264	*	Celgene Corp	15,498,341
283,937	*	Gilead Sciences, Inc	14,378,570
41,103		Johnson & Johnson	3,503,209
59,621	*	Vertex Pharmaceuticals, Inc	4,580,085
152,744		Warner Chilcott plc	2,196,459
36,686		Zoetis Inc	1,211,372

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	109,828,278

REAL ESTATE - 3.2%
135,372		American Tower Corp	11,369,895
52,697		Apartment Investment & Management Co (Class A)	1,639,403
74,900	*	CBRE Group, Inc	1,814,078
16,817		Public Storage, Inc	2,774,805
43,021	*	Realogy Holdings Corp	2,065,008
87,644		Simon Property Group, Inc	15,606,767
13,623		Taubman Centers, Inc	1,164,903
85,580		Weyerhaeuser Co	2,611,046

		TOTAL REAL ESTATE	39,045,905

RETAILING - 8.3%
42,501	*	Amazon.com, Inc	10,787,179
99,156		American Eagle Outfitters, Inc	1,928,584
1,427	*	Autozone, Inc	583,771
75,240		Expedia, Inc	4,201,402
39,027		Foot Locker, Inc	1,360,872
296,833		Gap, Inc	11,276,686
55,619		Genuine Parts Co	4,245,398
370,925		Home Depot, Inc	27,207,349
88,153		Macy’s, Inc	3,931,624

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,511	*	NetFlix, Inc	$2,703,252
32,991	*	O’Reilly Automotive, Inc	3,540,594
36,134		Petsmart, Inc	2,465,784
13,938	*	Priceline.com, Inc	9,700,708
14,977		Target Corp	1,056,777
311,730		TJX Companies, Inc	15,203,072
17,806	*	TripAdvisor, Inc	936,239

		TOTAL RETAILING	101,129,291

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
190,613		Broadcom Corp (Class A)	6,862,068
217,294		Intel Corp	5,204,191
86,699	*	Lam Research Corp	4,007,228
69,395		Linear Technology Corp	2,532,918
301,623	*	LSI Logic Corp	1,972,614
44,500		Maxim Integrated Products, Inc	1,376,385
9,942		Texas Instruments, Inc	360,000

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	22,315,404

SOFTWARE & SERVICES - 17.4%
185,321		Accenture plc	15,092,542
64,886	*,e	Alliance Data Systems Corp	11,145,468
21,080	*	Autodesk, Inc	830,130
91,202	*	eBay, Inc	4,778,073
28,935	*	FleetCor Technologies, Inc	2,225,101
48,587	*	Google, Inc (Class A)	40,063,383
20,238		IAC/InterActiveCorp	952,603
150,378		International Business Machines Corp	30,457,560
6,819	*	LinkedIn Corp	1,309,862
34,535		Mastercard, Inc (Class A)	19,095,438
1,328,677		Microsoft Corp	43,979,209
30,600	*	NeuStar, Inc (Class A)	1,342,422
820,585		Oracle Corp	26,898,776
6,556	*	Salesforce.com, Inc	269,517
30,072	*	SolarWinds, Inc	1,529,161
21,440	*	Symantec Corp	520,992
71,971	*	VeriSign, Inc	3,315,704
29,913		Visa, Inc (Class A)	5,039,144
39,045	*	VMware, Inc (Class A)	2,752,673

		TOTAL SOFTWARE & SERVICES	211,597,758

TECHNOLOGY HARDWARE & EQUIPMENT - 9.1%
15,580		Amphenol Corp (Class A)	1,176,602
148,346		Apple, Inc	65,680,192
350,046	*	EMC Corp	7,851,532
71,393	*	F5 Networks, Inc	5,456,567
66,472		Motorola, Inc	3,802,198
73,041	*	NetApp, Inc	2,548,400
358,352		Qualcomm, Inc	22,081,650
33,746		Western Digital Corp	1,865,479

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	110,462,620

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.7%
6,433	*	Crown Castle International Corp	$495,341
593,252		Verizon Communications, Inc	31,982,215

		TOTAL TELECOMMUNICATION SERVICES	32,477,556

TRANSPORTATION - 3.2%
94,200		CH Robinson Worldwide, Inc	5,594,538
2,569		Copa Holdings S.A. (Class A)	322,615
98,589	*	Delta Air Lines, Inc	1,689,815
77,900		Expeditors International of Washington, Inc	2,798,947
101,700	*	Hertz Global Holdings, Inc	2,448,936
18,100		J.B. Hunt Transport Services, Inc	1,286,367
25,480		Kansas City Southern Industries, Inc	2,779,104
33,947		Landstar System, Inc	1,855,543
27,342		Union Pacific Corp	4,045,522
187,553		United Parcel Service, Inc (Class B)	16,099,550

		TOTAL TRANSPORTATION	38,920,937

		TOTAL COMMON STOCKS	1,208,069,323

		(Cost $958,841,234)

SHORT-TERM INVESTMENTS - 1.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
12,269,394	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	12,269,394

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	12,269,394

		TOTAL SHORT-TERM INVESTMENTS	12,269,394

		(Cost $12,269,394)

		TOTAL INVESTMENTS - 100.6%	1,220,338,717
		(Cost $971,110,628)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(7,551,302)

		NET ASSETS - 100.0%	$1,212,787,415

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,154,819.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.4%
545,500		Ford Motor Co	$7,478,805
193,920	*	General Motors Co	5,980,493
36,360		Lear Corp	2,100,881
35,750	*	TRW Automotive Holdings Corp	2,147,502

		TOTAL AUTOMOBILES & COMPONENTS	17,707,681

BANKS - 3.9%
171,750		CapitalSource, Inc	1,537,162
114,139		East West Bancorp, Inc	2,777,002
57,000		Fifth Third Bancorp	970,710
52,930		Home Loan Servicing Solutions Ltd	1,198,865
262,630		Keycorp	2,618,421
5,000		PNC Financial Services Group, Inc	339,400
357,923		Regions Financial Corp	3,038,766
6,060	*	Signature Bank	433,957
133,080		US Bancorp	4,428,902
877,610		Wells Fargo & Co	33,331,628

		TOTAL BANKS	50,674,813

CAPITAL GOODS - 7.2%
100,300	*	Aecom Technology Corp	2,915,721
38,380	d	AGCO Corp	2,043,735
23,030		Alliant Techsystems, Inc	1,712,511
22,220	*	BE Aerospace, Inc	1,394,083
26,560		Carlisle Cos, Inc	1,722,947
76,110		Chicago Bridge & Iron Co NV	4,093,957
35,750		CNH Global NV	1,470,397
29,900		Crane Co	1,609,517
33,800		Cummins, Inc	3,595,982
25,960		Danaher Corp	1,582,002
41,980		Dover Corp	2,895,780
86,800		Eaton Corp	5,330,388
141,210		Exelis, Inc	1,577,316
7,970		Flowserve Corp	1,260,216
91,180	*	Fortune Brands Home & Security, Inc	3,318,040
43,750	*	General Cable Corp	1,508,500
1,199,274		General Electric Co	26,731,818
42,220		Huntington Ingalls	2,233,438
34,240		IDEX Corp	1,781,507
52,020		Ingersoll-Rand plc	2,798,676
55,540		ITT Corp	1,532,904
43,390	*	Jacobs Engineering Group, Inc	2,190,327
42,830		Joy Global, Inc	2,420,752
29,290		L-3 Communications Holdings, Inc	2,379,813

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

50,950		Northrop Grumman Corp	$3,858,953
42,370	*	Oshkosh Truck Corp	1,663,446
12,240		Parker Hannifin Corp	1,084,097
6,300		Regal-Beloit Corp	495,306
16,030	*	Terex Corp	458,458
84,500		Textron, Inc	2,175,875
7,971		TransDigm Group, Inc	1,170,143
11,910		Trinity Industries, Inc	502,721
4,920		Triumph Group, Inc	393,108
38,380		URS Corp	1,685,650

		TOTAL CAPITAL GOODS	93,588,084

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
13,390		Nielsen Holdings NV	463,562
105,440		Tyco International Ltd	3,386,733
22,170	*	Verisk Analytics, Inc	1,358,799
20,200		Waste Management, Inc	827,796

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,036,890

CONSUMER DURABLES & APPAREL - 1.8%
37,020	d	DR Horton, Inc	965,482
77,070	*	Hanesbrands, Inc	3,865,831
66,950	*	Jarden Corp	3,013,420
60,540		Leggett & Platt, Inc	1,951,810
24,240		Mattel, Inc	1,106,798
19,490	*	Mohawk Industries, Inc	2,161,051
90,910		Newell Rubbermaid, Inc	2,394,569
1,260	*	NVR, Inc	1,297,800
11,800	d	Phillips-Van Heusen Corp	1,361,838
13,520		Polaris Industries, Inc	1,165,289
50,500	*	Pulte Homes, Inc	1,059,995
22,029		Whirlpool Corp	2,517,474

		TOTAL CONSUMER DURABLES & APPAREL	22,861,357

CONSUMER SERVICES - 1.1%
47,500		Brinker International, Inc	1,847,750
56,575		DeVry, Inc	1,584,666
35,750	*	Hyatt Hotels Corp	1,525,810
39,500	*	Penn National Gaming, Inc	2,312,725
71,800		Royal Caribbean Cruises Ltd	2,622,854
263,000		Sands China Ltd	1,382,844
20,500		Wyndham Worldwide Corp	1,231,640
28,280		Yum! Brands, Inc	1,926,433

		TOTAL CONSUMER SERVICES	14,434,722

DIVERSIFIED FINANCIALS - 14.8%
17,670	*	Affiliated Managers Group, Inc	2,750,866
134,740	*	American Capital Ltd	2,038,616
46,800		Ameriprise Financial, Inc	3,488,004
1,159,400		Bank of America Corp	14,272,214
129,040		Bank of New York Mellon Corp	3,641,509
47,690		Charles Schwab Corp	808,822

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

478,383		Citigroup, Inc	$22,321,351
140,410		Discover Financial Services	6,141,533
410	*	E*Trade Financial Corp	4,219
23,569		Franklin Resources, Inc	3,645,182
103,028		Goldman Sachs Group, Inc	15,049,300
22,620		Invesco Ltd	717,959
251,800	e	iShares Russell 1000 Value Index Fund	20,745,802
680,800		JPMorgan Chase & Co	33,366,008
139,140		Morgan Stanley	3,081,951
53,620		Northern Trust Corp	2,891,190
190,700	*	PowerShares QQQ Trust Series	13,488,211
45,500		Raymond James Financial, Inc	1,884,610
183,000		SLM Corp	3,778,950
70,400		SPDR Dow Jones Industrial Average ETF Trust	10,425,536
138,700		SPDR Trust Series 1	22,147,616
86,800		State Street Corp	5,075,196

		TOTAL DIVERSIFIED FINANCIALS	191,764,645

ENERGY - 14.3%
117,500		Anadarko Petroleum Corp	9,959,300
9,490		Apache Corp	701,121
30,300	*	Cameron International Corp	1,864,965
78,180	*	Cheniere Energy, Inc	2,226,566
30,000		Chesapeake Energy Corp	586,200
266,680		Chevron Corp	32,537,627
30,300		Cimarex Energy Co	2,217,354
153,000		ConocoPhillips	9,248,850
56,770	*	Denbury Resources, Inc	1,015,615
19,300	e	Diamond Offshore Drilling, Inc	1,333,630
29,000		Equitable Resources, Inc	2,178,480
611,880		Exxon Mobil Corp	54,451,201
91,275		Halliburton Co	3,903,832
80,810		Hess Corp	5,832,866
225,400		Marathon Oil Corp	7,363,818
73,380		Marathon Petroleum Corp	5,750,057
76,960		Murphy Oil Corp	4,778,446
123,383		Nabors Industries Ltd	1,824,835
36,300		Noble Energy, Inc	4,112,427
102,750	d	Occidental Petroleum Corp	9,171,465
83,000		Patterson-UTI Energy, Inc	1,750,470
122,600		Phillips 66	7,472,470
14,121		Pioneer Natural Resources Co	1,726,010
113,900	*	Superior Energy Services	3,142,501
43,980	d	Tesoro Corp	2,348,532
139,800		Valero Energy Corp	5,636,736
40,200	e	Western Refining, Inc	1,242,582

		TOTAL ENERGY	184,377,956

FOOD & STAPLES RETAILING - 0.3%
42,830		CVS Corp	2,491,849
20,180		Whole Foods Market, Inc	1,782,298

		TOTAL FOOD & STAPLES RETAILING	4,274,147

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.1%
132,120		Archer Daniels Midland Co	$4,484,153
36,360		Bunge Ltd	2,625,556
102,930		Coca-Cola Enterprises, Inc	3,770,326
60,800		ConAgra Foods, Inc	2,150,496
136,770	*	Dean Foods Co	2,617,778
42,720	*,e	Diamond Foods, Inc	644,218
14,890		Hershey Co	1,327,592
9,090		Hormel Foods Corp	375,144
43,110		Ingredion, Inc	3,104,351
16,500		J.M. Smucker Co	1,703,295
55,750		Mondelez International, Inc	1,753,337
48,330	*	Monster Beverage Corp	2,725,812
77,390		Philip Morris International, Inc	7,397,710
88,970	*	Smithfield Foods, Inc	2,277,632
141,419		Tyson Foods, Inc (Class A)	3,483,150

		TOTAL FOOD, BEVERAGE & TOBACCO	40,440,550

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
177,180		Abbott Laboratories	6,541,486
80,540	d	Aetna, Inc	4,626,218
6,860		Baxter International, Inc	479,308
68,300	*	CareFusion Corp	2,283,952
85,400	*,d	Catamaran Corp	4,930,142
78,190		Cigna Corp	5,173,832
13,630		Community Health Systems, Inc	621,119
16,160		Cooper Cos, Inc	1,784,064
95,950		Covidien plc	6,125,448
39,200		HCA Holdings, Inc	1,563,688
13,330	*	Health Net, Inc	391,902
11,860	*	Henry Schein, Inc	1,072,144
3,605	*	Intuitive Surgical, Inc	1,774,706
102,780		Medtronic, Inc	4,797,770
6,871	*	Sirona Dental Systems, Inc	505,293
6,060		Teleflex, Inc	473,468
14,040	*	Tenet Healthcare Corp	636,855
40,253		UnitedHealth Group, Inc	2,412,362
12,380		Universal Health Services, Inc (Class B)	824,384
41,410		WellPoint, Inc	3,019,617

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	50,037,758

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
36,360		Church & Dwight Co, Inc	2,323,041
31,000		Clorox Co	2,673,750
26,640		Colgate-Palmolive Co	3,181,082
28,280		Energizer Holdings, Inc	2,731,565
6,571		Kimberly-Clark Corp	678,062
222,442		Procter & Gamble Co	17,076,872

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	28,664,372

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 6.6%
48,230		ACE Ltd	$4,299,222
23,390		Allied World Assurance Co Holdings Ltd	2,124,046
107,370		Allstate Corp	5,289,046
38,380		American Financial Group, Inc	1,852,603
23,440		Aon plc	1,414,604
41,290	*	Arch Capital Group Ltd	2,190,847
45,000		Aspen Insurance Holdings Ltd	1,718,550
40,390		Assurant, Inc	1,920,141
64,950		Axis Capital Holdings Ltd	2,898,718
167,995	*	Berkshire Hathaway, Inc (Class B)	17,861,229
47,780		Cincinnati Financial Corp	2,336,920
4,040		CNA Financial Corp	136,188
22,100		Everest Re Group Ltd	2,983,279
55,220		Fidelity National Title Group, Inc (Class A)	1,482,657
73,139	*	Genworth Financial, Inc (Class A)	733,584
133,130	d	Hartford Financial Services Group, Inc	3,739,622
43,430		HCC Insurance Holdings, Inc	1,850,118
99,290		Lincoln National Corp	3,376,853
40,400		Old Republic International Corp	545,400
22,020		PartnerRe Ltd	2,077,367
34,360		Principal Financial Group	1,240,396
47,450		Protective Life Corp	1,805,947
131,260		Prudential Financial, Inc	7,930,729
31,390		Reinsurance Group of America, Inc (Class A)	1,963,444
43,743		Torchmark Corp	2,715,128
39,390		UnumProvident Corp	1,098,587
106,470		Validus Holdings Ltd	4,110,807
38,900		W.R. Berkley Corp	1,689,038
74,540		XL Capital Ltd	2,321,176

		TOTAL INSURANCE	85,706,246

MATERIALS - 3.8%
45,500		Axiall Corp	2,386,475
24,715		CF Industries Holdings, Inc	4,609,595
177,180	d,e	Cliffs Natural Resources, Inc	3,781,021
23,319		Cytec Industries, Inc	1,699,022
33,110		Eastman Chemical Co	2,206,781
80,550		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,451,136
28,380		Huntsman Corp	535,247
116,190	d	International Paper Co	5,458,606
105,400		LyondellBasell Industries AF S.C.A	6,397,780
25,250		MeadWestvaco Corp	870,620
22,775		Monsanto Co	2,432,826
7,750		Mosaic Co	477,323
74,500		Nucor Corp	3,249,690
100,980	*	Owens-Illinois, Inc	2,653,754
39,800		Reliance Steel & Aluminum Co	2,589,786
14,250		Rock-Tenn Co (Class A)	1,426,995
7,570		Rockwood Holdings, Inc	491,217
188,993		Walter Energy, Inc	3,386,755
16,800		Westlake Chemical Corp	1,396,752

		TOTAL MATERIALS	48,501,381

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MEDIA - 3.6%
131,319		CBS Corp (Class B)	$6,011,784
318,700		Comcast Corp (Class A)	13,162,310
30,600	*	Discovery Communications, Inc (Class A)	2,411,892
54,000		DISH Network Corp (Class A)	2,116,260
122,900		Gannett Co, Inc	2,477,664
16,970	*,e	Liberty Global, Inc (Class A)	1,228,119
14,640	*	Liberty Media Corp	1,681,843
14,640	*	Starz-Liberty Capital	342,283
19,810		Time Warner Cable, Inc	1,859,961
44,640		Time Warner, Inc	2,668,579
204,350		Walt Disney Co	12,841,354

		TOTAL MEDIA	46,802,049

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
37,500	*,d	Alexion Pharmaceuticals, Inc	3,675,000
28,000		Amgen, Inc	2,917,880
8,380	*	Biogen Idec, Inc	1,834,633
16,300	*	Biovail Corp	1,240,104
83,900	*	Gilead Sciences, Inc	4,248,696
160,854		Johnson & Johnson	13,709,586
268,440		Merck & Co, Inc	12,616,680
75,575		PerkinElmer, Inc	2,316,374
25,650		Perrigo Co	3,062,867
1,255,400		Pfizer, Inc	36,494,478
76,514		Thermo Electron Corp	6,173,149
130,750		Warner Chilcott plc	1,880,185
43,300		Zoetis Inc	1,429,766

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	91,599,398

REAL ESTATE - 3.6%
60,600	*	Alexander & Baldwin, Inc	2,064,036
30,050		American Tower Corp	2,523,900
6,060		Apartment Investment & Management Co (Class A)	188,527
7,468		Corporate Office Properties Trust	216,497
104,340		DDR Corp	1,913,596
47,750		Duke Realty Corp	842,310
94,750		Extra Space Storage, Inc	4,129,205
62,420		Hospitality Properties Trust	1,835,772
19,060		Jones Lang LaSalle, Inc	1,887,321
10,100		Kilroy Realty Corp	571,559
63,630		Kimco Realty Corp	1,513,121
19,190		National Retail Properties, Inc	761,459
38,680		Public Storage, Inc	6,382,200
24,040		Rayonier, Inc	1,428,457
34,362	*	Realogy Holdings Corp	1,649,376
17,500		Senior Housing Properties Trust	497,525
41,500		Simon Property Group, Inc	7,389,905
21,210		Taubman Centers, Inc	1,813,667
80,800		Ventas, Inc	6,434,104
17,670		Weingarten Realty Investors	602,017

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

52,930		Weyerhaeuser Co	$1,614,894

		TOTAL REAL ESTATE	46,259,448

RETAILING - 2.8%
156,970	d	Best Buy Co, Inc	4,079,650
27,170	*	Carmax, Inc	1,250,907
47,950		Expedia, Inc	2,677,528
18,000		Foot Locker, Inc	627,660
115,349	d,e	GameStop Corp (Class A)	4,025,680
96,720		Gap, Inc	3,674,393
16,920		Home Depot, Inc	1,241,082
20,330	*	Liberty Ventures	1,493,645
17,930		Lowe’s Companies, Inc	688,871
61,250		Macy’s, Inc	2,731,750
16,000	*	NetFlix, Inc	3,457,120
23,000	*	O’Reilly Automotive, Inc	2,468,360
30,180		Signet Jewelers Ltd	2,074,271
288,000		Staples, Inc	3,813,120
30,050		Target Corp	2,120,328

		TOTAL RETAILING	36,424,365

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
38,000		Avago Technologies Ltd	1,214,480
17,670	*	Lam Research Corp	816,707
183,900		Marvell Technology Group Ltd	1,978,764
63,100		Maxim Integrated Products, Inc	1,951,683
275,750	*	Micron Technology, Inc	2,597,565
66,000	*	ON Semiconductor Corp	518,760
94,940	*	Teradyne, Inc	1,560,814
18,430		Texas Instruments, Inc	667,350

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	11,306,123

SOFTWARE & SERVICES - 3.2%
33,710	*,d	Akamai Technologies, Inc	1,480,206
7,950	*,e	Alliance Data Systems Corp	1,365,571
25,000	e	Booz Allen Hamilton Holding Co	379,750
34,240	*	Commvault Systems, Inc	2,518,010
75,400	d	Computer Sciences Corp	3,532,490
131,310	*	Compuware Corp	1,575,720
22,120		DST Systems, Inc	1,529,598
23,601	*	eBay, Inc	1,236,456
114,140	*	Electronic Arts, Inc	2,010,005
66,390		Fidelity National Information Services, Inc	2,791,699
163,800	*	First American Corp	4,468,464
28,000		Jack Henry & Associates, Inc	1,299,200
122,220	*,e	Millennial Media, Inc	846,985
12,000	*	Rovi Corp	280,680
70,540		SAIC, Inc	1,053,868
175,050	*	Symantec Corp	4,253,715
54,540	*	Synopsys, Inc	1,939,988
61,610	*	VMware, Inc (Class A)	4,343,505
21,100	*	Workday, Inc	1,321,915

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

104,724	*	Yahoo!, Inc	$2,589,825

		TOTAL SOFTWARE & SERVICES	40,817,650

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
48,000	*	Arrow Electronics, Inc	1,883,040
54,000	*,e	Aruba Networks, Inc	1,214,460
60,000	*	Avnet, Inc	1,965,000
505,070	*	Brocade Communications Systems, Inc	2,939,508
779,000		Cisco Systems, Inc	16,296,680
47,500		Dell, Inc	636,500
196,212		Hewlett-Packard Co	4,041,967
93,330	*	Ingram Micro, Inc (Class A)	1,662,207
98,990	*,e	InvenSense, Inc	922,587
61,000	e	Lexmark International, Inc (Class A)	1,848,910
17,670	*	NetApp, Inc	616,506
58,575	*	SanDisk Corp	3,071,673
68,690	d,e	Seagate Technology, Inc	2,520,923
198,000	*	Vishay Intertechnology, Inc	2,779,920
80,890	d	Western Digital Corp	4,471,599
463,800		Xerox Corp	3,979,404

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	50,850,884

TELECOMMUNICATION SERVICES - 2.3%
668,500		AT&T, Inc	25,042,010
35,150	*	US Cellular Corp	1,351,166
69,440		Verizon Communications, Inc	3,743,510

		TOTAL TELECOMMUNICATION SERVICES	30,136,686

TRANSPORTATION - 1.4%
40,180		Con-Way, Inc	1,358,084
12,000		Copa Holdings S.A. (Class A)	1,506,960
157,540	*,d	Delta Air Lines, Inc	2,700,236
68,690	*	Hertz Global Holdings, Inc	1,654,055
27,500		Kansas City Southern Industries, Inc	2,999,425
7,570		Ryder System, Inc	439,590
67,500		Southwest Airlines Co	924,750
25,650		Union Pacific Corp	3,795,174
25,500		United Parcel Service, Inc (Class B)	2,188,920

		TOTAL TRANSPORTATION	17,567,194

UTILITIES - 6.2%
328,380		AES Corp	4,551,347
16,160		Alliant Energy Corp	864,722
17,670		Ameren Corp	640,538
50,000		American Electric Power Co, Inc	2,571,500
68,990		American Water Works Co, Inc	2,889,301
18,000		Aqua America, Inc	571,140
13,100		Atmos Energy Corp	581,247
111,900	*	Calpine Corp	2,431,587
104,040		CMS Energy Corp	3,114,958
60,350		Dominion Resources, Inc	3,722,388
75,400		DTE Energy Co	5,495,152

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

93,950		Duke Energy Corp	$7,065,040
24,750		Edison International	1,331,550
78,280		Exelon Corp	2,936,283
76,510		NextEra Energy, Inc	6,276,115
78,010		NiSource, Inc	2,397,247
100,910		Northeast Utilities	4,574,250
91,920		NV Energy, Inc	1,988,230
32,120		OGE Energy Corp	2,326,452
67,700		Pinnacle West Capital Corp	4,122,930
83,590		PPL Corp	2,790,234
20,500		Questar Corp	520,495
17,070		SCANA Corp	925,194
64,500		Sempra Energy	5,343,825
73,480		Southern Co	3,543,940
48,480		UGI Corp	1,986,710
6,000		Vectren Corp	225,360
53,530		Wisconsin Energy Corp	2,405,638
70,400		Xcel Energy, Inc	2,238,016

		TOTAL UTILITIES	80,431,389

		TOTAL COMMON STOCKS	1,291,265,788

		(Cost $1,005,441,997)

SHORT-TERM INVESTMENTS - 2.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
38,131,487	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	38,131,487

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	38,131,487

		TOTAL SHORT-TERM INVESTMENTS	38,131,487

		(Cost $38,131,487)

		TOTAL INVESTMENTS - 102.8%	1,329,397,275
		(Cost $1,043,573,484)
		OTHER ASSETS & LIABILITIES, NET - (2.8)%	(36,601,164)

		NET ASSETS - 100.0%	$1,292,796,111

		Abbreviation(s):
		ETF Exchange Traded Fund
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $37,454,757.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.6%
475,671		Delphi Automotive plc	$21,980,757

		TOTAL AUTOMOBILES & COMPONENTS	21,980,757

BANKS - 2.3%
333,963	*	CIT Group, Inc	14,196,767
468,464		TCF Financial Corp	6,816,151
1,538,762		Wells Fargo & Co	58,442,181

		TOTAL BANKS	79,455,099

CAPITAL GOODS - 6.7%
192,625	d	AGCO Corp	10,257,281
328,005		Eaton Corp	20,142,787
199,800		General Dynamics Corp	14,777,208
2,373,041		General Electric Co	52,895,084
615,939		Honeywell International, Inc	45,296,154
1,148,431		Invensys plc	6,875,712
148,489		Pall Corp	9,905,701
70,170		Precision Castparts Corp	13,422,819
175,579		Roper Industries, Inc	21,008,028
144,734	*	Teledyne Technologies, Inc	10,863,734
80,769		TransDigm Group, Inc	11,856,889
56,270		W.W. Grainger, Inc	13,868,867

		TOTAL CAPITAL GOODS	231,170,264

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
242,430		ADT Corp	10,579,645
426,784		Tyco International Ltd	13,708,302

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,287,947

CONSUMER DURABLES & APPAREL - 1.7%
634,539	d	DR Horton, Inc	16,548,777
317,651	*	Jarden Corp	14,297,471
89,317	*	Mohawk Industries, Inc	9,903,469
268,245	*	TRI Pointe Homes, Inc	5,096,655
70,226		VF Corp	12,515,678

		TOTAL CONSUMER DURABLES & APPAREL	58,362,050

CONSUMER SERVICES - 1.4%
176,888	*	Chuy’s Holdings, Inc	5,784,238
230,723		Las Vegas Sands Corp	12,978,169
284,490	*	Penn National Gaming, Inc	16,656,889
152,132	d	Six Flags Entertainment Corp	11,085,859

		TOTAL CONSUMER SERVICES	46,505,155

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.6%
356,749		American Express Co	$24,405,199
4,018,085		Bank of America Corp	49,462,626
1,268,808	d	Citigroup, Inc	59,202,581
523,246		Discover Financial Services	22,886,780
309,818		JPMorgan Chase & Co	15,184,180
209,585		Legg Mason, Inc	6,677,378
1,054,577		Morgan Stanley	23,358,881
449,163		State Street Corp	26,262,561

		TOTAL DIVERSIFIED FINANCIALS	227,440,186

ENERGY - 10.7%
423,183		Anadarko Petroleum Corp	35,868,991
257,644	*	Cameron International Corp	15,857,988
413,890	*	Cheniere Energy, Inc	11,787,587
662,974		Chevron Corp	80,889,458
168,549		EOG Resources, Inc	20,421,397
120,377		Equitable Resources, Inc	9,042,720
639,761		Exxon Mobil Corp	56,932,331
833,661		Halliburton Co	35,655,681
667,445		Marathon Oil Corp	21,805,428
55,094		Marathon Petroleum Corp	4,317,166
239,454	d	Occidental Petroleum Corp	21,373,664
250,602		Phillips 66	15,274,192
551,332		Spectra Energy Corp	17,383,498
353,604	*	Transocean Ltd-NYSE	18,199,998

		TOTAL ENERGY	364,810,099

FOOD & STAPLES RETAILING - 1.5%
378,009		Wal-Mart Stores, Inc	29,378,859
260,936		Whole Foods Market, Inc	23,045,868

		TOTAL FOOD & STAPLES RETAILING	52,424,727

FOOD, BEVERAGE & TOBACCO - 7.6%
161,789		Brown-Forman Corp (Class B)	11,406,125
1,146,078		Coca-Cola Co	48,513,482
484,211		ConAgra Foods, Inc	17,126,543
452,771	*	Dean Foods Co	8,666,037
62,326	*,e	Green Mountain Coffee Roasters, Inc	3,577,512
88,554	e	Groupe Danone	6,753,852
284,445	d	Hershey Co	25,361,116
461,442	d	Kellogg Co	30,012,188
224,810	*	Monster Beverage Corp	12,679,284
398,185		PepsiCo, Inc	32,838,317
514,809		Philip Morris International, Inc	49,210,592
112,975		Remy Cointreau S.A.	13,151,412

		TOTAL FOOD, BEVERAGE & TOBACCO	259,296,460

HEALTH CARE EQUIPMENT & SERVICES - 2.8%
544,613	d	Aetna, Inc	31,282,571
1,829,087	*	Boston Scientific Corp	13,699,861

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

299,404	*	Catamaran Corp	$17,284,593
714,756		Medtronic, Inc	33,364,810

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	95,631,835

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
395,887		Avon Products, Inc	9,168,743
167,646		Beiersdorf AG.	15,185,752
83,635		L’Oreal S.A.	14,928,073
516,405	d	Procter & Gamble Co	39,644,412

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	78,926,980

INSURANCE - 3.9%
415,585		ACE Ltd	37,045,247
226,023		Aflac, Inc	12,304,692
157,963	*	Berkshire Hathaway, Inc (Class B)	16,794,626
459,750		Fidelity National Title Group, Inc (Class A)	12,344,288
969,611		Hartford Financial Services Group, Inc	27,236,373
683,139		Metlife, Inc	26,635,589

		TOTAL INSURANCE	132,360,815

MATERIALS - 3.9%
208,533		Axiall Corp	10,937,556
173,652		Cytec Industries, Inc	12,652,285
544,344	d	International Paper Co	25,573,281
199,728		LyondellBasell Industries AF S.C.A	12,123,489
400,312		Monsanto Co	42,761,328
115,142		PPG Industries, Inc	16,941,994
601,100		Sealed Air Corp	13,296,332

		TOTAL MATERIALS	134,286,265

MEDIA - 4.3%
93,491	*	Charter Communications, Inc	9,418,284
1,060,430		Comcast Corp (Class A)	43,795,759
179,949		DISH Network Corp (Class A)	7,052,201
167,228	*	Lions Gate Entertainment Corp	4,148,927
86,300		Time Warner Cable, Inc	8,102,707
443,686		Time Warner, Inc	26,523,549
310,568		Viacom, Inc (Class B)	19,873,246
443,147		Walt Disney Co	27,847,357

		TOTAL MEDIA	146,762,030

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.8%
172,667	*	Actavis, Inc	18,256,082
148,817	*	Alexion Pharmaceuticals, Inc	14,584,066
138,290		Allergan, Inc	15,702,829
255,678	d	Amgen, Inc	26,644,204
159,439	*	Biogen Idec, Inc	34,905,980
144,001	*	BioMarin Pharmaceuticals, Inc	9,446,466
655,943	*	Biovitrum AB	4,197,754
103,040	*	Celgene Corp	12,165,933
1,053,979	*	Gilead Sciences, Inc	53,373,497

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

189,282	*	Jazz Pharmaceuticals plc	$11,044,605
675,893		Johnson & Johnson	57,606,361
109,397		Lonza Group AG.	7,623,004
135,834	*	Medivation, Inc	7,159,810
196,528		Novartis AG.	14,548,490
55,687		Novo Nordisk AS (Class B)	9,802,287
2,907,773		Pfizer, Inc	84,528,961
58,613		Roche Holding AG.	14,673,201
197,574		Zoetis Inc	6,523,893

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	402,787,423

REAL ESTATE - 1.9%
282,537		American Tower Corp	23,730,283
113,052		Boston Properties, Inc	12,371,280
306,412	*	Realogy Holdings Corp	14,707,776
71,841		Simon Property Group, Inc	12,792,727

		TOTAL REAL ESTATE	63,602,066

RETAILING - 5.8%
87,418	*	Amazon.com, Inc	22,187,562
336,804	d	Best Buy Co, Inc	8,753,536
587,640		Foot Locker, Inc	20,491,007
248,235		Gap, Inc	9,430,448
692,822		Home Depot, Inc	50,818,494
481,424		Macy’s, Inc	21,471,510
80,966	*	NetFlix, Inc	17,494,324
300,975	e	PetMed Express, Inc	3,762,188
519,817		TJX Companies, Inc	25,351,475
217,756	*	TripAdvisor, Inc	11,449,610
224,928	*	Urban Outfitters, Inc	9,321,016

		TOTAL RETAILING	200,531,170

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
263,780		Broadcom Corp (Class A)	9,496,080
116,895	*,d,e	Cree, Inc	6,612,750
914,073		Intel Corp	21,892,049
317,627		Maxim Integrated Products, Inc	9,824,203
229,578	*	NXP Semiconductors NV	6,324,874
608,169	*	ON Semiconductor Corp	4,780,208
307,859		Xilinx, Inc	11,670,935

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	70,601,099

SOFTWARE & SERVICES - 7.8%
86,534	*,e	Alliance Data Systems Corp	14,863,945
214,987	*	Aspen Technology, Inc	6,552,804
959,999	*	Compuware Corp	11,519,988
539,505	*,d	eBay, Inc	28,264,667
83,383	*,d	Google, Inc (Class A)	68,755,120
1,789,333		Microsoft Corp	59,226,922
80,854	*	MicroStrategy, Inc (Class A)	7,292,222
904,733		Oracle Corp	29,657,148

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

133,228	*	Splunk, Inc	$5,435,702
507,767	*	Take-Two Interactive Software, Inc	7,748,525
848,924	*	Yahoo!, Inc	20,993,891
277,085	*	Yandex NV	7,132,168

		TOTAL SOFTWARE & SERVICES	267,443,102

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
208,448	d	Apple, Inc	92,290,352
2,138,186		Cisco Systems, Inc	44,730,851
134,588	*	F5 Networks, Inc	10,286,561
772,267		Hewlett-Packard Co	15,908,700
690,000		High Tech Computer Corp	7,052,938
1,345,918	*	JDS Uniphase Corp	18,169,893
416,378	*	NetApp, Inc	14,527,428
543,687		Qualcomm, Inc	33,501,993
250,536	*	SanDisk Corp	13,138,108

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	249,606,824

TELECOMMUNICATION SERVICES - 1.5%
976,313		Verizon Communications, Inc	52,633,034

		TOTAL TELECOMMUNICATION SERVICES	52,633,034

TRANSPORTATION - 2.2%
156,070	e	Canadian Pacific Railway Ltd	19,449,443
1,064,906	*	Delta Air Lines, Inc	18,252,489
643,312	*	Hertz Global Holdings, Inc	15,490,953
141,795		Kansas City Southern Industries, Inc	15,465,581
78,032		United Parcel Service, Inc (Class B)	6,698,267

		TOTAL TRANSPORTATION	75,356,733

UTILITIES - 2.2%
317,916		American Water Works Co, Inc	13,314,322
434,880	*	Calpine Corp	9,449,943
477,010		Exelon Corp	17,892,645
202,412		NextEra Energy, Inc	16,603,856
133,664		Sempra Energy	11,074,063
101,990		UNS Energy Corp	5,197,410

		TOTAL UTILITIES	73,532,239

		TOTAL COMMON STOCKS	3,409,794,359

		(Cost $2,685,397,966)

SHORT-TERM INVESTMENTS - 1.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
50,445,323	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	50,445,323

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	50,445,323

		TOTAL SHORT-TERM INVESTMENTS	50,445,323

		(Cost $50,445,323)

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 101.0%	$3,460,239,682
		(Cost $2,735,843,289)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(33,935,728)

		NET ASSETS - 100.0%	$3,426,303,954

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $49,422,303.

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.5%
446,413		Delphi Automotive plc	$20,628,745
131,310	*,d,e	Tesla Motors, Inc	7,089,427

		TOTAL AUTOMOBILES & COMPONENTS	27,718,172

CAPITAL GOODS - 7.8%
284,387		Boeing Co	25,995,816
180,097		Chicago Bridge & Iron Co NV	9,687,418
159,050		Cummins, Inc	16,921,329
190,584		Precision Castparts Corp	36,456,813
137,086		Roper Industries, Inc	16,402,340
172,471		Textron, Inc	4,441,128
130,823		W.W. Grainger, Inc	32,243,945

		TOTAL CAPITAL GOODS	142,148,789

COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
529,180		Nielsen Holdings NV	18,320,212
65,050	*	Tribune Co	3,691,587
340,396	*	Verisk Analytics, Inc	20,862,871

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	42,874,670

CONSUMER DURABLES & APPAREL - 5.6%
211,724		Coach, Inc	12,462,075
75,611	*	Fossil, Inc	7,418,951
376,911		Luxottica Group S.p.A.	19,521,814
62,824		LVMH Moet Hennessy Louis Vuitton S.A.	10,886,433
460,717		Nike, Inc (Class B)	29,301,601
121,124	d	Ralph Lauren Corp	21,993,696

		TOTAL CONSUMER DURABLES & APPAREL	101,584,570

CONSUMER SERVICES - 4.5%
172,252	*	Hyatt Hotels Corp	7,351,715
657,900		Las Vegas Sands Corp	37,006,875
66,710	*	Penn National Gaming, Inc	3,905,871
455,674		Starbucks Corp	27,723,206
81,245		Yum! Brands, Inc	5,534,410

		TOTAL CONSUMER SERVICES	81,522,077

DIVERSIFIED FINANCIALS - 4.2%
90,331	*	Affiliated Managers Group, Inc	14,062,730
200,682		Ameriprise Financial, Inc	14,956,829
844,724		Blackstone Group LP	17,359,078
110,732	*,e	IntercontinentalExchange, Inc	18,041,565
202,003		Moody’s Corp	12,291,883

		TOTAL DIVERSIFIED FINANCIALS	76,712,085

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

ENERGY - 2.2%
71,876		EOG Resources, Inc	$8,708,496
214,276	*	FMC Technologies, Inc	11,635,187
435,498		Halliburton Co	18,626,250
44,763		Williams Cos, Inc	1,706,813

		TOTAL ENERGY	40,676,746

FOOD, BEVERAGE & TOBACCO - 0.3%
172,153		ConAgra Foods, Inc	6,089,052

		TOTAL FOOD, BEVERAGE & TOBACCO	6,089,052

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
146,262	*	Cerner Corp	14,153,774
151,293	*	Edwards Lifesciences Corp	9,650,980

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	23,804,754

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
353,862		Avon Products, Inc	8,195,444
137,997		Beiersdorf AG.	12,500,079
206,600		Estee Lauder Cos (Class A)	14,327,710
69,844		L’Oreal S.A.	12,466,507

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	47,489,740

MATERIALS - 5.4%
34,476		Ashland, Inc	2,937,700
60,794		Axiall Corp	3,188,645
108,715		Ecolab, Inc	9,199,463
511,786		Monsanto Co	54,668,981
67,664		PPG Industries, Inc	9,956,081
94,601		Sherwin-Williams Co	17,322,389

		TOTAL MATERIALS	97,273,259

MEDIA - 5.0%
537,994		CBS Corp (Class B)	24,629,365
612,318		Comcast Corp (Class A)	25,288,733
247,663	*	Discovery Communications, Inc (Class A)	19,520,798
323,201		Walt Disney Co	20,309,951

		TOTAL MEDIA	89,748,847

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 16.8%
212,261	*	Alexion Pharmaceuticals, Inc	20,801,578
269,934		Allergan, Inc	30,651,006
194,791		Amgen, Inc	20,299,170
268,201	*	Biogen Idec, Inc	58,717,245
360,503	*	Celgene Corp	42,564,589
1,042,780	*	Gilead Sciences, Inc	52,806,379
155,143	*,e	Illumina, Inc	10,036,201
68,065	*	Onyx Pharmaceuticals, Inc	6,452,562
264,854		Perrigo Co	31,626,216

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

71,751		Roche Holding AG.	$17,962,173
92,410	*	Vertex Pharmaceuticals, Inc	7,098,936
168,896		Zoetis Inc	5,576,946

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	304,593,001

REAL ESTATE - 1.5%
186,486		American Tower Corp	15,662,959
252,446	*	Realogy Holdings Corp	12,117,408

		TOTAL REAL ESTATE	27,780,367

RETAILING - 6.3%
191,313	*	Amazon.com, Inc	48,557,152
411,173	*	Carmax, Inc	18,930,405
207,590		Expedia, Inc	11,591,826
413,168		Home Depot, Inc	30,305,873
20,561	*	NetFlix, Inc	4,442,615

		TOTAL RETAILING	113,827,871

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
516,328		Broadcom Corp (Class A)	18,587,808
211,203	*	Lam Research Corp	9,761,803
383,335		Maxim Integrated Products, Inc	11,856,551

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	40,206,162

SOFTWARE & SERVICES - 21.9%
880,837	*	Adobe Systems, Inc	39,708,132
870,805	*	eBay, Inc	45,621,474
425,999	*	Facebook, Inc	11,825,732
67,001	*	Google, Inc (Class A)	55,247,014
975,348		Intuit, Inc	58,169,755
66,537	*	LinkedIn Corp	12,781,092
58,048		Mastercard, Inc (Class A)	32,096,480
761,915		Oracle Corp	24,975,574
484,473	*	Red Hat, Inc	23,220,791
385,346	*	Salesforce.com, Inc	15,841,574
49,098	*	Sina Corp	2,765,200
291,071		Visa, Inc (Class A)	49,033,821
1,086,404	*	Yahoo!, Inc	26,866,771

		TOTAL SOFTWARE & SERVICES	398,153,410

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
127,474		Apple, Inc	56,439,113
768,568	*	EMC Corp	17,238,980
331,966	*	JDS Uniphase Corp	4,481,541
484,367		Qualcomm, Inc	29,846,695

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	108,006,329

TRANSPORTATION - 2.2%
845,098	*	Hertz Global Holdings, Inc	20,349,960

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

183,959		Kansas City Southern Industries, Inc	$20,064,408

		TOTAL TRANSPORTATION	40,414,368

		TOTAL COMMON STOCKS	1,810,624,269

		(Cost $1,401,750,794)

SHORT-TERM INVESTMENTS - 2.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
36,691,131	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	36,691,131

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	36,691,131

		TOTAL SHORT-TERM INVESTMENTS	36,691,131

		(Cost $36,691,131)

		TOTAL INVESTMENTS - 101.7%	1,847,315,400
		(Cost $1,438,441,925)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%	(30,902,159)

		NET ASSETS - 100.0%	$1,816,413,241

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,820,765.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.7%

AUTOMOBILES & COMPONENTS - 0.7%
605,559	*	American Axle & Manufacturing Holdings, Inc	$8,096,324
191,148		Delphi Automotive plc	8,832,949
788,933		Ford Motor Co	10,816,271

		TOTAL AUTOMOBILES & COMPONENTS	27,745,544

BANKS - 4.4%
3,703,551	*	Banco Espirito Santo S.A.	4,243,513
126,290		BB&T Corp	3,885,943
1,613,862		Huntington Bancshares, Inc	11,571,391
1,454,973		Regions Financial Corp	12,352,721
1,246,679	e	Synovus Financial Corp	3,353,566
1,731,102		TCF Financial Corp	25,187,534
368,959		US Bancorp	12,278,956
2,438,240		Wells Fargo & Co	92,604,355

		TOTAL BANKS	165,477,979

CAPITAL GOODS - 6.8%
281,494		Boeing Co	25,731,366
574,924	*	Edwards Group Ltd (ADR)	4,329,178
439,961		General Dynamics Corp	32,539,515
6,029,530		General Electric Co	134,398,224
89,853		L-3 Communications Holdings, Inc	7,300,556
344,476		Pentair Ltd	18,722,271
204,602	*,e	Polypore International, Inc	8,578,962
218,940		SPX Corp	16,313,219
274,673		Textron, Inc	7,072,830

		TOTAL CAPITAL GOODS	254,986,121

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
412,886		ADT Corp	18,018,345
287,910	*	Tribune Co	16,338,892
380,096		Tyco International Ltd	12,208,684

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	46,565,921

CONSUMER DURABLES & APPAREL - 0.9%
187,810	*,e	Deckers Outdoor Corp	10,352,087
406,885	*	Jarden Corp	18,313,894
121,659	*	Taylor Morrison Home Corp	3,136,369

		TOTAL CONSUMER DURABLES & APPAREL	31,802,350

CONSUMER SERVICES - 3.1%
310,514	*	Bloomin’ Brands, Inc	6,753,680
887,081		Carnival Corp	30,613,165

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

244,065	*	Hyatt Hotels Corp	$10,416,694
425,226		Interval Leisure Group, Inc	8,104,808
452,304		Las Vegas Sands Corp	25,442,100
496,245	*	Penn National Gaming, Inc	29,055,145
95,459		Six Flags Entertainment Corp	6,956,097

		TOTAL CONSUMER SERVICES	117,341,689

DIVERSIFIED FINANCIALS - 8.9%
239,160		American Express Co	16,360,935
336,850		Apollo Management LP	9,068,002
5,455,744		Bank of America Corp	67,160,209
676,069		Blackstone Group LP	13,893,218
113,779		Capital One Financial Corp	6,574,151
1,616,395		Citigroup, Inc	75,420,991
963,795		JPMorgan Chase & Co	47,235,593
734,090		Legg Mason, Inc	23,388,107
1,632,408		Morgan Stanley	36,157,837
160,974		Northern Trust Corp	8,679,718
497,838		State Street Corp	29,108,588

		TOTAL DIVERSIFIED FINANCIALS	333,047,349

ENERGY - 14.4%
263,272		Anadarko Petroleum Corp	22,314,935
908,455		Baker Hughes, Inc	41,234,772
154,876		Cabot Oil & Gas Corp	10,539,312
205,435		Cenovus Energy, Inc	6,150,724
273,860	*	Cheniere Energy, Inc	7,799,533
526,781	e	Chesapeake Energy Corp	10,293,301
709,474		Chevron Corp	86,562,923
527,201	*	Cobalt International Energy, Inc	14,729,996
153,644		ConocoPhillips	9,287,780
185,492	e	Crescent Point Energy Corp	7,084,949
305,304	*	Devon Energy Corp	16,810,038
39,977		Equitable Resources, Inc	3,003,072
1,448,360	e	EXCO Resources, Inc	10,515,094
1,439,856		Exxon Mobil Corp	128,132,785
1,330,002	*	Kodiak Oil & Gas Corp	10,413,916
196,379		Marathon Oil Corp	6,415,702
137,768		Marathon Petroleum Corp	10,795,500
723,434	*	Matador Resources Co	7,140,294
47,767		Noble Energy, Inc	5,411,523
474,299		Occidental Petroleum Corp	42,335,929
174,404		Phillips 66	10,629,924
320,767	*	Southwestern Energy Co	12,003,101
605,839		Spectra Energy Corp	19,102,104
176,088		Valero Energy Corp	7,099,868
2,041,922	*	Weatherford International Ltd	26,116,182
225,580		Williams Cos, Inc	8,601,365

		TOTAL ENERGY	540,524,622

FOOD & STAPLES RETAILING - 0.5%
119,022		CVS Corp	6,924,700

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

198,661		Walgreen Co	$9,835,706

		TOTAL FOOD & STAPLES RETAILING	16,760,406

FOOD, BEVERAGE & TOBACCO - 3.1%
561,930		Altria Group, Inc	20,516,064
357,083	*,e	Green Mountain Coffee Roasters, Inc	20,496,564
118,745	e	Groupe Danone	9,056,465
460,394		Kraft Foods Group, Inc	23,705,687
801,538		Mondelez International, Inc	25,208,370
58,956		Philip Morris International, Inc	5,635,604
154,976	*	Pinnacle Foods, Inc	3,699,277
82,712		Remy Cointreau S.A.	9,628,499

		TOTAL FOOD, BEVERAGE & TOBACCO	117,946,530

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
227,831		Abbott Laboratories	8,411,520
1,032,360	*	Boston Scientific Corp	7,732,376
655,587		Cardinal Health, Inc	28,990,057
101,801		Humana, Inc	7,544,472
517,444		Medtronic, Inc	24,154,286
543,800	*	Olympus Corp	13,653,605
186,827	*	Tenet Healthcare Corp	8,474,473
558,192		UnitedHealth Group, Inc	33,452,446
327,667		WellPoint, Inc	23,893,478
82,326		Zimmer Holdings, Inc	6,293,823

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	162,600,536

HOUSEHOLD & PERSONAL PRODUCTS - 3.6%
907,703		Avon Products, Inc	21,022,401
170,775		Beiersdorf AG.	15,469,184
56,190		L’Oreal S.A.	10,029,395
183,641	e	Nu Skin Enterprises, Inc (Class A)	9,316,108
1,025,801		Procter & Gamble Co	78,750,743

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	134,587,831

INSURANCE - 6.2%
334,009		ACE Ltd	29,773,562
247,131		Allstate Corp	12,173,673
132,104		Aon plc	7,972,476
48	*	Berkshire Hathaway, Inc	7,632,000
224,463	*	Berkshire Hathaway, Inc (Class B)	23,864,906
550,467		Hartford Financial Services Group, Inc	15,462,618
488,750		Marsh & McLennan Cos, Inc	18,577,388
733,011		Metlife, Inc	28,580,099
62,847		PartnerRe Ltd	5,928,986
501,280		Principal Financial Group	18,096,208
340,334		Prudential Financial, Inc	20,562,980
71,633		RenaissanceRe Holdings Ltd	6,725,622
296,389		Travelers Cos, Inc	25,314,585
376,933		XL Capital Ltd	11,737,694

		TOTAL INSURANCE	232,402,797

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.5%
145,304		Akzo Nobel NV	$8,763,338
185,273		Ashland, Inc	15,787,112
161,639		Axiall Corp	8,477,965
32,874	*	Boise Cascade Co	1,052,954
1,143,487	e	Cliffs Natural Resources, Inc	24,402,012
464,881		Dow Chemical Co	15,764,115
194,381		Mosaic Co	11,971,926
606,000		PolyOne Corp	13,653,180
746,622		Sealed Air Corp	16,515,279
90,949	e	Wacker Chemie AG.	6,960,706
370,866		Walter Energy, Inc	6,645,919

		TOTAL MATERIALS	129,994,506

MEDIA - 1.7%
503,508		Comcast Corp (Class A)	20,794,881
384,633		News Corp (Class A)	11,912,084
509,849		Time Warner, Inc	30,478,773

		TOTAL MEDIA	63,185,738

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
227,831		AbbVie, Inc	10,491,617
135,880	e	Bayer AG.	14,205,771
1,439,690	*	Biovitrum AB	9,213,398
250,200		Eli Lilly & Co	13,856,076
976,573		Johnson & Johnson	83,233,317
112,460	*	Medivation, Inc	5,927,767
1,891,718		Merck & Co, Inc	88,910,746
125,907		Novartis AG.	9,320,589
98,481		Novartis AG. (ADR)	7,263,959
3,140,971		Pfizer, Inc	91,308,027
687,206		Teva Pharmaceutical Industries Ltd (ADR)	26,313,118

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	360,044,385

REAL ESTATE - 3.7%
37,426		Boston Properties, Inc	4,095,527
1,322,315		Chimera Investment Corp	4,363,640
507,411	*	Forest City Enterprises, Inc (Class A)	9,473,363
591,579		Kimco Realty Corp	14,067,749
266,766		Liberty Property Trust	11,468,270
380,760		Mack-Cali Realty Corp	10,573,705
178,111		Potlatch Corp	8,433,556
422,627	*	Realogy Holdings Corp	20,286,096
4,788		Rouse Properties, Inc	90,733
136,279		Simon Property Group, Inc	24,267,201
180,852		SL Green Realty Corp	16,403,276
179,351		Starwood Property Trust, Inc	4,930,359
104,744		Vornado Realty Trust	9,171,385

		TOTAL REAL ESTATE	137,624,860

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RETAILING - 3.1%
162,416		Abercrombie & Fitch Co (Class A)	$8,049,337
698,439		Best Buy Co, Inc	18,152,430
215,049		Expedia, Inc	12,008,336
1,144,815	*,e	Groupon, Inc	6,983,372
16,459,954	e	Hengdeli Holdings Ltd	4,806,455
651,379	e	JC Penney Co, Inc	10,695,643
2,080,000	e	Li & Fung Ltd	2,699,545
386,011	*	Liberty Media Holding Corp (Interactive A)	8,218,174
2,098,000		Lifestyle International Holdings Ltd	4,639,377
413,783		Lowe’s Companies, Inc	15,897,543
1,507,943		Staples, Inc	19,965,165
64,717		Target Corp	4,566,432

		TOTAL RETAILING	116,681,809

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
172,136		Altera Corp	5,510,073
198,011		Avago Technologies Ltd	6,328,432
338,471		Broadcom Corp (Class A)	12,184,956
660,037	*,e	Freescale Semiconductor Holdings Ltd	10,217,373
643,246	*	International Rectifier Corp	13,643,248
364,148	*	Lam Research Corp	16,830,920
2,572,256	*	ON Semiconductor Corp	20,217,932
1,055,253	*	RF Micro Devices, Inc	5,919,969

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	90,852,903

SOFTWARE & SERVICES - 2.1%
210,265	*	Adobe Systems, Inc	9,478,746
252,591		AOL, Inc	9,760,116
118,982		DST Systems, Inc	8,227,605
384,422	*	eBay, Inc	20,139,869
160,007	*,e	VistaPrint Ltd	6,528,286
960,450	*	Yahoo!, Inc	23,751,928

		TOTAL SOFTWARE & SERVICES	77,886,550

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
29,398		Apple, Inc	13,015,964
350,501	*	Ciena Corp	5,243,495
2,828,151		Cisco Systems, Inc	59,164,919
470,088		Corning, Inc	6,816,276
1,166,164		Hewlett-Packard Co	24,022,979
450,000		Hitachi Ltd	2,875,880
580,468	*	JDS Uniphase Corp	7,836,318
605,846	*	Juniper Networks, Inc	10,026,751

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	129,002,582

TELECOMMUNICATION SERVICES - 3.2%
2,903,140		AT&T, Inc	108,751,625
568,679	*	Level 3 Communications, Inc	11,447,508

		TOTAL TELECOMMUNICATION SERVICES	120,199,133

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 1.3%
6,686,000		Air China Ltd			$5,420,031
78,256		FedEx Corp			7,356,847
850,417	*	Hertz Global Holdings, Inc			20,478,041
309,853	*	UAL Corp			10,008,252
368,835		UTI Worldwide, Inc			5,418,186

		TOTAL TRANSPORTATION			48,681,357

UTILITIES - 5.6%
497,714	*	Calpine Corp			10,815,325
410,669		Centerpoint Energy, Inc			10,135,311
328,940		Consolidated Edison, Inc			20,937,031
61,492		Dominion Resources, Inc			3,792,827
321,261		Duke Energy Corp			24,158,827
243,058		Edison International			13,076,520
491,219		Entergy Corp			34,989,529
738,148		Exelon Corp			27,687,932
217,755		FirstEnergy Corp			10,147,383
124,517		NextEra Energy, Inc			10,214,129
251,757		NRG Energy, Inc			7,016,468
259,140		PG&E Corp			12,552,742
363,296		PPL Corp			12,126,820
130,603		Sempra Energy			10,820,459

		TOTAL UTILITIES			208,471,303

		TOTAL COMMON STOCKS			3,664,414,801

		(Cost $3,126,195,478)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.4%
TREASURY DEBT - 2.1%
$7,700,000		United States Treasury Bill	0.063%	05/02/13	7,699,987
20,000,000		United States Treasury Bill	0.030-0.035	05/09/13	19,999,856
36,000,000		United States Treasury Bill	0.035-0.090	05/16/13	35,999,338
16,500,000		United States Treasury Bill	0.088	09/05/13	16,496,649

					80,195,830

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.3%
161,884,809	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			161,884,809

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			161,884,809

		TOTAL SHORT-TERM INVESTMENTS			242,080,639

		(Cost $242,078,895)

		TOTAL INVESTMENTS - 104.1%			3,906,495,440
		(Cost $3,368,274,373)
		OTHER ASSETS & LIABILITIES, NET - (4.1)%			(154,524,115)

		NET ASSETS - 100.0%			$3,751,971,325

TIAA-CREF FUNDS - Large-Cap Value Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $156,879,010.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 2.5%
355,633		Delphi Automotive plc	$16,433,801
188,002		Harley-Davidson, Inc	10,274,309
202,192	*,d,e	Tesla Motors, Inc	10,916,346

		TOTAL AUTOMOBILES & COMPONENTS	37,624,456

BANKS - 0.5%
111,122	*	Signature Bank	7,957,446

		TOTAL BANKS	7,957,446

CAPITAL GOODS - 12.7%
344,306		Ametek, Inc	14,016,697
208,264		Chicago Bridge & Iron Co NV	11,202,521
103,240		Crane Co	5,557,409
89,413		Flowserve Corp	14,137,984
287,333	*	Fortune Brands Home & Security, Inc	10,456,048
286,434		Ingersoll-Rand plc	15,410,149
331,819		KBR, Inc	9,981,116
376,642		Manitowoc Co, Inc	7,065,804
34,726	*	Middleby Corp	5,194,315
257,023	*	MRC Global, Inc	7,697,839
142,196		Parker Hannifin Corp	12,594,300
51,662	*	Proto Labs, Inc	2,638,895
202,233		Rockwell Collins, Inc	12,724,500
177,258		Roper Industries, Inc	21,208,920
82,702		Snap-On, Inc	7,128,912
104,099		Timken Co	5,472,484
91,209		TransDigm Group, Inc	13,389,481
68,107		W.W. Grainger, Inc	16,786,332

		TOTAL CAPITAL GOODS	192,663,706

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
156,933	*	Stericycle, Inc	16,998,982
174,147	*	Verisk Analytics, Inc	10,673,470

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	27,672,452

CONSUMER DURABLES & APPAREL - 6.7%
341,253	*	Jarden Corp	15,359,798
229,424	*	Michael Kors Holdings Ltd	13,063,403
12,649	*	NVR, Inc	13,028,470
126,901		Phillips-Van Heusen Corp	14,645,644
138,064		Polaris Industries, Inc	11,899,736
220,573	*	Pulte Homes, Inc	4,629,827
48,461	*	Taylor Morrison Home Corp	1,249,325
50,297	*	TRI Pointe Homes, Inc	955,643

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

183,828		Tupperware Corp	$14,761,388
68,934		VF Corp	12,285,417

		TOTAL CONSUMER DURABLES & APPAREL	101,878,651

CONSUMER SERVICES - 2.7%
241,028	*	Chuy’s Holdings, Inc	7,881,616
537,396	*	Del Frisco’s Restaurant Group, Inc	9,087,366
45,434	*	Panera Bread Co (Class A)	8,052,268
128,828	*	Penn National Gaming, Inc	7,542,879
133,356		Starwood Hotels & Resorts Worldwide, Inc	8,604,129

		TOTAL CONSUMER SERVICES	41,168,258

DIVERSIFIED FINANCIALS - 6.2%
78,836	*	Affiliated Managers Group, Inc	12,273,188
247,010	e	Financial Engines, Inc	8,983,754
68,861	*,e	IntercontinentalExchange, Inc	11,219,523
461,486	e	iShares Russell Midcap Growth Index Fund	32,705,513
190,000		Lazard Ltd (Class A)	6,441,000
129,173		Moody’s Corp	7,860,177
83,112	*	Portfolio Recovery Associates, Inc	10,201,998
90,000		Raymond James Financial, Inc	3,727,800

		TOTAL DIVERSIFIED FINANCIALS	93,412,953

ENERGY - 5.8%
104,862		Cabot Oil & Gas Corp	7,135,859
249,698	*	Cameron International Corp	15,368,912
325,834	*	Cheniere Energy, Inc	9,279,753
339,367	*	Cobalt International Energy, Inc	9,481,914
122,331	*	Concho Resources, Inc	10,536,369
239,297	e	Crescent Point Energy Corp	9,140,055
542,972	*	Denbury Resources, Inc	9,713,769
96,244		Lufkin Industries, Inc	8,497,383
80,423		Pioneer Natural Resources Co	9,830,103

		TOTAL ENERGY	88,984,117

FOOD & STAPLES RETAILING - 0.7%
119,980		Whole Foods Market, Inc	10,596,634

		TOTAL FOOD & STAPLES RETAILING	10,596,634

FOOD, BEVERAGE & TOBACCO - 2.6%
357,742	*	Dean Foods Co	6,847,182
116,071		Ingredion, Inc	8,358,273
135,478		Mead Johnson Nutrition Co	10,985,911
111,895		Remy Cointreau S.A.	13,025,689

		TOTAL FOOD, BEVERAGE & TOBACCO	39,217,055

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
359,441	*	Acadia Healthcare Co, Inc	11,340,363
299,098		Air Methods Corp	10,943,996
362,693	*	Catamaran Corp	20,938,267
101,129	*	Cerner Corp	9,786,253

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

73,182	*	DaVita, Inc	$8,683,044
158,340	*	Hologic, Inc	3,225,386
79,000	*	Pediatrix Medical Group, Inc	7,009,670
106,301	*	Sirona Dental Systems, Inc	7,817,376

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	79,744,355

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
78,845	e	Herbalife Ltd	3,130,935
165,546	e	Nu Skin Enterprises, Inc (Class A)	8,398,149

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	11,529,084

INSURANCE - 0.5%
199,738		Validus Holdings Ltd	7,711,884

		TOTAL INSURANCE	7,711,884

MATERIALS - 4.9%
113,757		Ashland, Inc	9,693,234
112,356		Axiall Corp	5,893,072
613,935	*	Calgon Carbon Corp	10,461,452
101,395		Cytec Industries, Inc	7,387,640
115,646		Ecolab, Inc	9,785,965
127,299		PPG Industries, Inc	18,730,775
68,563		Sherwin-Williams Co	12,554,571

		TOTAL MATERIALS	74,506,709

MEDIA - 3.1%
178,043	*	Discovery Communications, Inc (Class A)	14,033,349
192,710	*,e	Liberty Global, Inc (Class A)	13,946,423
191,526		McGraw-Hill Cos, Inc	10,363,472
2,748,565	e	Sirius XM Radio, Inc	8,932,836

		TOTAL MEDIA	47,276,080

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
116,121	*	Actavis, Inc	12,277,473
239,913		Agilent Technologies, Inc	9,941,995
521,666	*	Akorn, Inc	7,851,073
169,413	*,d	Alexion Pharmaceuticals, Inc	16,602,474
331,351	*	Alkermes plc	10,142,654
234,233	*	BioMarin Pharmaceuticals, Inc	15,365,685
84,566	*,e	Illumina, Inc	5,470,575
172,040	*	Medivation, Inc	9,068,228
256,788	*	Mylan Laboratories, Inc	7,475,099
125,711	*	Onyx Pharmaceuticals, Inc	11,917,403
56,140		Perrigo Co	6,703,677
52,548	*,d	Regeneron Pharmaceuticals, Inc	11,305,176
146,551	*	Vertex Pharmaceuticals, Inc	11,258,048
31,581		Zoetis Inc	1,042,805

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	136,422,365

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.7%
235,081	*	Realogy Holdings Corp	$11,283,888

		TOTAL REAL ESTATE	11,283,888

RETAILING - 9.9%
477,347		American Eagle Outfitters, Inc	9,284,399
159,993	*	Bed Bath & Beyond, Inc	11,007,518
220,801	*	Carmax, Inc	10,165,678
270,810		Dick’s Sporting Goods, Inc	13,025,961
161,575	*	Dollar Tree, Inc	7,684,507
129,072		Expedia, Inc	7,207,381
365,559		Gap, Inc	13,887,586
159,648		GNC Holdings, Inc	7,236,844
171,098	*,e	HomeAway, Inc	5,227,044
834,765	*	LKQ Corp	20,101,141
241,219		Macy’s, Inc	10,758,367
36,202	*	NetFlix, Inc	7,822,166
85,552	*	O’Reilly Automotive, Inc	9,181,441
86,782		Tractor Supply Co	9,300,427
106,204		Ulta Salon Cosmetics & Fragrance, Inc	9,308,781

		TOTAL RETAILING	151,199,241

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
411,220		Avago Technologies Ltd	13,142,591
296,298	*	Cavium Networks, Inc	9,318,572
138,954	*	Lam Research Corp	6,422,454
255,891		Maxim Integrated Products, Inc	7,914,709
225,589	*	NXP Semiconductors NV	6,214,977
354,895		Xilinx, Inc	13,454,069

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	56,467,372

SOFTWARE & SERVICES - 10.3%
98,367	*,e	Alliance Data Systems Corp	16,896,500
172,999	*	Ansys, Inc	13,988,699
206,566	*	Aspen Technology, Inc	6,296,132
107,247	*	Commvault Systems, Inc	7,886,944
68,025	*	Equinix, Inc	14,564,153
556,758	*	Fortinet, Inc	9,999,374
166,488		Global Payments, Inc	7,725,043
194,155		Intuit, Inc	11,579,404
92,080	*,d	LinkedIn Corp	17,687,647
200,008	*	QLIK Technologies, Inc	5,202,208
109,037	*	Rally Software Development Corp	1,976,841
111,681	*,e	ServiceNow, Inc	4,574,454
122,921	*	Splunk, Inc	5,015,177
329,980	*	Symantec Corp	8,018,514
112,971	*	Teradata Corp	5,769,429
416,683	*	TiVo, Inc	4,883,525
467,580	*	Vantiv, Inc	10,534,577
58,902	*	Workday, Inc	3,690,210

		TOTAL SOFTWARE & SERVICES	156,288,831

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
137,045		Amphenol Corp (Class A)	$10,349,638
348,357	*,e	Aruba Networks, Inc	7,834,549
342,271	*	Ciena Corp	5,120,374
108,355	*	F5 Networks, Inc	8,281,573
57,244		FEI Co	3,656,747
157,811	*	NCR Corp	4,303,506
50,360	*	Palo Alto Networks, Inc	2,724,476
380,630	*	Trimble Navigation Ltd	10,939,306
115,388	*,e	Universal Display Corp	3,627,799

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	56,837,968

TELECOMMUNICATION SERVICES - 2.3%
215,178	*	Crown Castle International Corp	16,568,706
227,910	*	SBA Communications Corp (Class A)	18,002,611

		TOTAL TELECOMMUNICATION SERVICES	34,571,317

TRANSPORTATION - 1.5%
597,402	*	Hertz Global Holdings, Inc	14,385,440
127,721		J.B. Hunt Transport Services, Inc	9,077,132

		TOTAL TRANSPORTATION	23,462,572

UTILITIES - 0.6%
417,782	*	Calpine Corp	9,078,403

		TOTAL UTILITIES	9,078,403

		TOTAL COMMON STOCKS	1,497,555,797

		(Cost $1,154,335,699)

SHORT-TERM INVESTMENTS - 8.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.4%
127,953,375	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	127,953,375

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	127,953,375

		TOTAL SHORT-TERM INVESTMENTS	127,953,375

		(Cost $127,953,375)

		TOTAL INVESTMENTS - 106.8%	1,625,509,172
		(Cost $1,282,289,074)
		OTHER ASSETS & LIABILITIES, NET - (6.8)%	(102,954,449)

		NET ASSETS - 100.0%	$1,522,554,723

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $126,518,039.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

AUTOMOBILES & COMPONENTS - 1.4%
255,000	e	Autoliv, Inc	$19,487,100
315,000		Lear Corp	18,200,700
145,000	e	Magna International, Inc - Class A (NY)	8,724,650
180,000	*	TRW Automotive Holdings Corp	10,812,600

		TOTAL AUTOMOBILES & COMPONENTS	57,225,050

BANKS - 5.8%
448,374		BankUnited	11,366,281
1,060,000	*	CIT Group, Inc	45,060,600
185,000		Comerica, Inc	6,706,250
76,782	e	Cullen/Frost Bankers, Inc	4,638,401
2,020,000		Fifth Third Bancorp	34,400,600
850,000		First Horizon National Corp	8,840,000
2,800,000		Huntington Bancshares, Inc	20,076,000
2,125,000		Keycorp	21,186,250
184,000	e	M&T Bank Corp	18,436,800
2,650,000		Regions Financial Corp	22,498,500
560,000		SunTrust Banks, Inc	16,380,000
2,000,000	e	Synovus Financial Corp	5,380,000
605,429		TCF Financial Corp	8,808,992
256,195	e	Valley National Bancorp	2,303,193
180,000		Zions Bancorporation	4,431,600

		TOTAL BANKS	230,513,467

CAPITAL GOODS - 8.3%
203,843	*	Aecom Technology Corp	5,925,716
140,000		AGCO Corp	7,455,000
125,000		Armstrong World Industries, Inc	6,380,000
120,000		Chicago Bridge & Iron Co NV	6,454,800
595,000		Eaton Corp	36,538,950
189,255		Exelis, Inc	2,113,978
240,000	*	Fortune Brands Home & Security, Inc	8,733,600
279,990	*	Foster Wheeler AG.	5,907,789
315,000		Harsco Corp	6,876,450
127,000		Hubbell, Inc (Class B)	12,186,920
2,600,000		Invensys plc	15,566,325
440,000		ITT Corp	12,144,000
770,000		KBR, Inc	23,161,600
510,000		Masco Corp	9,914,400
170,000	*	Owens Corning, Inc	7,150,200
400,000		Paccar, Inc	19,912,000
60,000		Pall Corp	4,002,600
220,000		Pentair Ltd	11,957,000
36,000		Precision Castparts Corp	6,886,440

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

105,000		Regal-Beloit Corp	$8,255,100
172,000		Rockwell Collins, Inc	10,822,240
145,000		SPX Corp	10,803,950
232,000		Stanley Works	17,355,920
270,000	*	Terex Corp	7,722,000
575,000		Textron, Inc	14,806,250
115,000		Trinity Industries, Inc	4,854,150
145,000		Triumph Group, Inc	11,585,500
270,000	*	WABCO Holdings, Inc	19,502,100
41,154		Westinghouse Air Brake Technologies Corp	4,318,701
290,000		Xylem, Inc	8,047,500

		TOTAL CAPITAL GOODS	327,341,179

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
150,000		ADT Corp	6,546,000
425,000		Republic Services, Inc	14,484,000
275,000	*	Tribune Co	15,606,250

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	36,636,250

CONSUMER DURABLES & APPAREL - 2.6%
940,000		DR Horton, Inc	24,515,200
80,000	*	Hanesbrands, Inc	4,012,800
390,000	*	Jarden Corp	17,553,900
95,000	*	Mohawk Industries, Inc	10,533,600
830,000		Newell Rubbermaid, Inc	21,862,200
16,800	*	NVR, Inc	17,304,000
128,153	*	Taylor Morrison Home Corp	3,303,784
92,000	*	TRI Pointe Homes, Inc	1,748,000
11,000		VF Corp	1,960,420

		TOTAL CONSUMER DURABLES & APPAREL	102,793,904

CONSUMER SERVICES - 0.9%
975,000	*	Denny’s Corp	5,528,250
320,000		Interval Leisure Group, Inc	6,099,200
320,000	*	Penn National Gaming, Inc	18,736,000
99,750		Starwood Hotels & Resorts Worldwide, Inc	6,435,870

		TOTAL CONSUMER SERVICES	36,799,320

DIVERSIFIED FINANCIALS - 2.0%
520,000		Ameriprise Financial, Inc	38,755,600
560,000		Blackstone Group LP	11,508,000
700,000		KKR Financial Holdings LLC	7,483,000
115,000		Lazard Ltd (Class A)	3,898,500
445,000		Raymond James Financial, Inc	18,431,900

		TOTAL DIVERSIFIED FINANCIALS	80,077,000

ENERGY - 10.5%
395,000		Anadarko Petroleum Corp	33,480,200
660,000		Baker Hughes, Inc	29,957,400
220,000		Cabot Oil & Gas Corp	14,971,000
350,000	*	Cameron International Corp	21,542,500

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

430,000		Capital Product Partners LP	$3,827,000
135,000	*	Concho Resources, Inc	11,627,550
532,500		Consol Energy, Inc	17,913,300
340,000	*	Denbury Resources, Inc	6,082,600
133,000	*	Dril-Quip, Inc	11,133,430
130,000		Ensco plc	7,498,400
385,000		Equitable Resources, Inc	28,921,200
780,000	*	Kodiak Oil & Gas Corp	6,107,400
425,000	*,e	Laredo Petroleum Holdings, Inc	7,310,000
175,000		Lufkin Industries, Inc	15,450,750
550,000		Marathon Petroleum Corp	43,098,000
750,000	*	McDermott International, Inc	8,010,000
298,000		Noble Energy, Inc	33,760,420
235,000		Oceaneering International, Inc	16,489,950
63,000		Pioneer Natural Resources Co	7,700,490
310,000		Questar Market Resources, Inc	8,900,100
465,000	*	Rowan Cos plc	15,126,450
295,000		Tesoro Corp	15,753,000
915,000		Valero Energy Corp	36,892,800
1,138,065	*,e	Vantage Drilling Co	1,923,330
630,000	*	Weatherford International Ltd	8,057,700
100,000		Williams Cos, Inc	3,813,000

		TOTAL ENERGY	415,347,970

FOOD & STAPLES RETAILING - 0.3%
272,643		Kroger Co	9,373,466
1,800,000	*	Rite Aid Corp	4,770,000

		TOTAL FOOD & STAPLES RETAILING	14,143,466

FOOD, BEVERAGE & TOBACCO - 4.6%
125,000		Bunge Ltd	9,026,250
710,000		ConAgra Foods, Inc	25,112,700
580,000	*	D.E Master Blenders 1753 NV	9,196,528
450,000	*	Dean Foods Co	8,613,000
200,000	*,e	Green Mountain Coffee Roasters, Inc	11,480,000
240,000		H.J. Heinz Co	17,380,800
395,000		Ingredion, Inc	28,443,950
90,000		Lorillard, Inc	3,860,100
164,894	*	Pinnacle Foods, Inc	3,936,020
250,000		Reynolds American, Inc	11,855,000
200,000		Sanderson Farms, Inc	12,252,000
570,000	*	Smithfield Foods, Inc	14,592,000
1,040,000		Tyson Foods, Inc (Class A)	25,615,200

		TOTAL FOOD, BEVERAGE & TOBACCO	181,363,548

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
675,000	*	Allscripts Healthcare Solutions, Inc	9,342,000
2,550,000	*	Boston Scientific Corp	19,099,500
267,499		Cardinal Health, Inc	11,828,806
760,000	*	CareFusion Corp	25,414,400
427,500		Cigna Corp	28,287,675

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

280,000	*	Healthsouth Corp	$7,700,000
875,000	*	Hologic, Inc	17,823,750
260,000		Humana, Inc	19,268,600
460,000		Omnicare, Inc	20,134,200
249,959		Universal American Corp	2,137,149
430,000		Universal Health Services, Inc (Class B)	28,633,700
370,000		Zimmer Holdings, Inc	28,286,500

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	217,956,280

INSURANCE - 8.1%
275,000		ACE Ltd	24,513,500
595,000		Aon plc	35,908,250
280,000	*	Arch Capital Group Ltd	14,856,800
155,938		Aspen Insurance Holdings Ltd	5,955,272
300,000		Assurant, Inc	14,262,000
145,000		Axis Capital Holdings Ltd	6,471,350
85,000		Cincinnati Financial Corp	4,157,350
131,778		Everest Re Group Ltd	17,788,712
113,109		Hanover Insurance Group, Inc	5,704,087
990,000		Hartford Financial Services Group, Inc	27,809,100
745,000		Marsh & McLennan Cos, Inc	28,317,450
340,000		Max Capital Group Ltd	11,067,000
245,000		PartnerRe Ltd	23,113,300
425,000		Principal Financial Group	15,342,500
350,000		Progressive Corp	8,851,500
275,000		RenaissanceRe Holdings Ltd	25,819,750
383,300		UnumProvident Corp	10,690,237
280,000		Validus Holdings Ltd	10,810,800
880,000		XL Capital Ltd	27,403,200

		TOTAL INSURANCE	318,842,158

MATERIALS - 6.3%
135,000		Albemarle Corp	8,268,750
315,000		Ashland, Inc	26,841,150
170,000		Axiall Corp	8,916,500
60,300	*	Boise Cascade Co	1,931,409
108,923	*	Calgon Carbon Corp	1,856,048
80,000		Celanese Corp (Series A)	3,952,800
364,782	*	Crown Holdings, Inc	15,568,896
260,000		Cytec Industries, Inc	18,943,600
150,000		Eastman Chemical Co	9,997,500
695,000		International Paper Co	32,651,100
440,000		MeadWestvaco Corp	15,171,200
520,000		Nucor Corp	22,682,400
350,000	*	Owens-Illinois, Inc	9,198,000
245,000		Schweitzer-Mauduit International, Inc	9,871,050
420,000		Sealed Air Corp	9,290,400
286,933	*,e	Stillwater Mining Co	3,569,446
145,000		Westlake Chemical Corp	12,055,300
485,000	*	WR Grace & Co	37,398,350

		TOTAL MATERIALS	248,163,899

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 2.2%
470,000		Cablevision Systems Corp (Class A)	$6,984,200
148,000		CBS Corp (Class B)	6,775,440
880,371		DISH Network Corp (Class A)	34,501,740
1,720,000		Interpublic Group of Cos, Inc	23,804,800
200,000	*	Madison Square Garden, Inc	12,054,000
280,000		Pearson plc	5,092,527

		TOTAL MEDIA	89,212,707

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
40,000	*	Actavis, Inc	4,229,200
270,000		Agilent Technologies, Inc	11,188,800
610,598	*	Biovitrum AB	3,907,565
200,000	*	Bruker BioSciences Corp	3,554,000
200,000		Lonza Group AG.	13,936,403
450,000	*	Mylan Laboratories, Inc	13,099,500
330,000		PerkinElmer, Inc	10,114,500

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	60,029,968

REAL ESTATE - 10.4%
350,000		American Assets Trust, Inc	11,816,000
530,000		American Capital Agency Corp	17,654,300
640,000		Annaly Capital Management, Inc	10,201,600
175,000		Boston Properties, Inc	19,150,250
3,800,000		Chimera Investment Corp	12,540,000
271,555	*	Forestar Real Estate Group, Inc	5,849,295
905,000		General Growth Properties, Inc	20,561,600
1,420,000		Host Marriott Corp	25,943,400
365,000		Kilroy Realty Corp	20,655,350
755,000		Kimco Realty Corp	17,953,900
250,000		Macerich Co	17,512,500
450,000		Mack-Cali Realty Corp	12,496,500
1,525,000		MFA Mortgage Investments, Inc	14,136,750
308,740		Pennsylvania Real Estate Investment Trust	6,400,180
126,288		Plum Creek Timber Co, Inc	6,508,884
730,000		Prologis, Inc	30,623,500
100,000		Rayonier, Inc	5,942,000
175,000		Regency Centers Corp	9,845,500
41,013		Silver Bay Realty Trust Corp	782,528
298,000		SL Green Realty Corp	27,028,600
210,000		Tanger Factory Outlet Centers, Inc	7,795,200
103,000		Taubman Centers, Inc	8,807,530
840,000		Two Harbors Investment Corp	10,063,200
470,000		Ventas, Inc	37,426,100
420,000		Vornado Realty Trust	36,775,200
480,000		Weingarten Realty Investors	16,353,600

		TOTAL REAL ESTATE	410,823,467

RETAILING - 3.5%
290,000		Abercrombie & Fitch Co (Class A)	14,372,400
320,000		American Eagle Outfitters, Inc	6,224,000

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

520,000		Best Buy Co, Inc	$13,514,800
230,000		Foot Locker, Inc	8,020,100
1,240,000	*	Liberty Media Holding Corp (Interactive A)	26,399,600
635,000		Macy’s, Inc	28,321,000
775,000	e	OfficeMax, Inc	8,920,250
180,000		Signet Jewelers Ltd	12,371,400
1,410,000		Staples, Inc	18,668,400

		TOTAL RETAILING	136,811,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
195,000		Analog Devices, Inc	8,578,050
470,000		Avago Technologies Ltd	15,021,200
1,350,000	*	Fairchild Semiconductor International, Inc	17,415,000
170,000		Kla-Tencor Corp	9,222,500
340,000	*	Lam Research Corp	15,714,800
1,500,000		Marvell Technology Group Ltd	16,140,000
660,000		Maxim Integrated Products, Inc	20,413,800
1,850,000	*	Micron Technology, Inc	17,427,000
870,000		Nvidia Corp	11,979,900
650,000	*	ON Semiconductor Corp	5,109,000
345,000	*	Teradyne, Inc	5,671,800

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	142,693,050

SOFTWARE & SERVICES - 2.4%
58,000	*,e	Alliance Data Systems Corp	9,962,660
640,000		CA, Inc	17,260,800
1,100,000		Earthlink, Inc	6,259,000
1,380,000	*	Symantec Corp	33,534,000
765,000		Western Union Co	11,329,650
605,000	*	Yahoo!, Inc	14,961,650

		TOTAL SOFTWARE & SERVICES	93,307,760

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
426,700	*	Arrow Electronics, Inc	16,739,441
1,767,000	*	Brocade Communications Systems, Inc	10,283,940
1,200,000	*	JDS Uniphase Corp	16,200,000
1,370,000	*	Juniper Networks, Inc	22,673,500
400,000	*	NetApp, Inc	13,956,000
415,000	*	SanDisk Corp	21,762,600
525,000		Tyco Electronics Ltd	22,863,750
2,700,000		Xerox Corp	23,166,000

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	147,645,231

TELECOMMUNICATION SERVICES - 0.3%
210,000		CenturyTel, Inc	7,889,700
475,000	*,e	MetroPCS Communications, Inc	5,624,000

		TOTAL TELECOMMUNICATION SERVICES	13,513,700

TRANSPORTATION - 2.2%
270,000	*	Alaska Air Group, Inc	16,642,800
230,000		Costamare, Inc	3,689,200

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

400,000		CSX Corp			$9,836,000
800,000	*	Delta Air Lines, Inc			13,712,000
440,000	*	Hertz Global Holdings, Inc			10,595,200
100,000		Kansas City Southern Industries, Inc			10,907,000
635,000	*	UAL Corp			20,510,500

		TOTAL TRANSPORTATION			85,892,700

UTILITIES - 10.5%
345,000		American Water Works Co, Inc			14,448,600
660,000		Calpine Corp			14,341,800
1,377,000		Centerpoint Energy, Inc			33,984,360
590,000		CMS Energy Corp			17,664,600
267,499		DTE Energy Co			19,495,327
104,000		Duke Energy Corp			7,820,800
696,000		Edison International			37,444,800
115,000		Entergy Corp			8,191,450
165,000		National Fuel Gas Co			10,348,800
761,343		NiSource, Inc			23,396,070
329,229		Northeast Utilities			14,923,951
375,000		NorthWestern Corp			16,132,500
600,000		NRG Energy, Inc			16,722,000
470,000		NV Energy, Inc			10,166,100
351,960		OGE Energy Corp			25,492,463
245,000		PG&E Corp			11,867,800
960,000		PPL Corp			32,044,800
325,000		Public Service Enterprise Group, Inc			11,898,250
360,000		Questar Corp			9,140,400
500,000		Sempra Energy			41,425,000
174,903		UIL Holdings Corp			7,282,961
925,000		Xcel Energy, Inc			29,405,750

		TOTAL UTILITIES			413,638,582

		TOTAL COMMON STOCKS			3,860,772,606

		(Cost $2,999,937,926)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.4%
TREASURY DEBT - 2.2%
$50,800,000		United States Treasury Bill	0.060%-0.063%	05/02/13	50,799,911
10,000,000		United States Treasury Bill	0.035	05/09/13	9,999,922
15,000,000		United States Treasury Bill	0.035	05/16/13	14,999,781
9,100,000		United States Treasury Bill	0.088	09/05/13	9,098,154

					84,897,768

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
88,292,390	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			88,292,390

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			88,292,390

		TOTAL SHORT-TERM INVESTMENTS			173,190,158

		(Cost $173,189,196)

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 101.9%	$4,033,962,764
		(Cost $3,173,127,122)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%	(76,464,401)

		NET ASSETS - 100.0%	$3,957,498,363

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,449,460.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 1.4%
576,351		Dana Holding Corp	$9,942,055
95,500		Lear Corp	5,517,990
113,600		Superior Industries International, Inc	2,085,696
233,864	*	Tenneco, Inc	9,043,521

		TOTAL AUTOMOBILES & COMPONENTS	26,589,262

BANKS - 7.8%
289,408		Brookline Bancorp, Inc	2,431,027
263,300		Columbia Banking System, Inc	5,653,051
118,600		Community Bank System, Inc	3,396,704
324,200		CVB Financial Corp	3,524,054
821,141		FirstMerit Corp	14,066,145
589,301		Home Loan Servicing Solutions Ltd	13,347,668
717,562		National Penn Bancshares, Inc	7,024,932
212,490	*	Ocwen Financial Corp	7,772,884
407,900		Old National Bancorp	4,968,222
321,000		Oritani Financial Corp	4,965,870
272,500		PrivateBancorp, Inc	5,226,550
249,993		Prosperity Bancshares, Inc	11,484,678
166,284		Provident Financial Services, Inc	2,549,134
764,900	e	Radian Group, Inc	9,140,555
1,043,303		Susquehanna Bancshares, Inc	12,175,346
198,015	*	SVB Financial Group	14,080,847
107,100	*	Texas Capital Bancshares, Inc	4,461,786
173,836		UMB Financial Corp	8,750,904
388,060		Umpqua Holdings Corp	4,656,720
193,600		Webster Financial Corp	4,524,432
180,810		Wintrust Financial Corp	6,483,847

		TOTAL BANKS	150,685,356

CAPITAL GOODS - 8.9%
181,300		Acuity Brands, Inc	13,227,648
188,100		Alliant Techsystems, Inc	13,987,116
45,269		Ampco-Pittsburgh Corp	848,341
259,200		Applied Industrial Technologies, Inc	10,951,200
41,146		Belden CDT, Inc	2,033,435
155,852		Brady Corp (Class A)	5,280,266
168,700		Crane Co	9,081,121
71,590		Cubic Corp	3,076,222
223,089		Curtiss-Wright Corp	7,326,243
81,059	*	DXP Enterprises, Inc	5,421,226
316,277	*	EnerSys	14,498,137
380,000	*	Federal Signal Corp	2,948,800
93,652		Franklin Electric Co, Inc	3,031,515

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

158,144		Granite Construction, Inc	$4,375,845
221,500	*	Hexcel Corp	6,755,750
89,908		Kadant, Inc	2,487,754
101,510		LB Foster Co (Class A)	4,481,667
93,200	e	Lindsay Manufacturing Co	7,159,624
60,100	*	Middleby Corp	8,989,758
124,500	*	Moog, Inc (Class A)	5,753,145
138,300		Mueller Industries, Inc	7,161,174
282,367	*	NCI Building Systems, Inc	4,834,123
337,024		Pike Electric Corp	5,267,685
172,500	*	Teledyne Technologies, Inc	12,947,850
199,000	*	Trex Co, Inc	9,687,320

		TOTAL CAPITAL GOODS	171,612,965

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
243,586	*	Acacia Research (Acacia Technologies)	5,802,218
198,684	*	Advisory Board Co	9,765,319
133,809		Corporate Executive Board Co	7,541,475
69,357		Exponent, Inc	3,655,114
265,300		Healthcare Services Group	5,913,537
278,800	*	Korn/Ferry International	4,614,140
290,226		Rollins, Inc	7,058,296
336,553	*	Tetra Tech, Inc	8,847,978
70,555	*	TrueBlue, Inc	1,461,900
140,600		Viad Corp	3,662,630

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	58,322,607

CONSUMER DURABLES & APPAREL - 3.9%
350,179	*,e	Beazer Homes USA, Inc	5,658,892
534,300		Brunswick Corp	16,915,938
533,133	*	CROCS, Inc	8,540,791
247,432		Harman International Industries, Inc	11,062,685
170,600	*,e	iRobot Corp	4,962,754
143,400	*	Skechers U.S.A., Inc (Class A)	2,979,852
649,900	*,e	Standard-Pacific Corp	5,881,595
125,800	*	Steven Madden Ltd	6,117,654
123,980		True Religion Apparel, Inc	3,354,899
192,900	*	Tumi Holdings, Inc	4,442,487
55,700		Tupperware Corp	4,472,710

		TOTAL CONSUMER DURABLES & APPAREL	74,390,257

CONSUMER SERVICES - 4.4%
1,202,300	*,e	Boyd Gaming Corp	14,427,600
464,800		Hillenbrand, Inc	11,680,424
198,654	*	Hyatt Hotels Corp	8,478,553
341,300		International Game Technology	5,785,035
504,700	*	Krispy Kreme Doughnuts, Inc	6,894,202
465,300	*	MGM Mirage	6,570,036
248,700	*	Multimedia Games, Inc	6,132,942
672,600	*	Orient-Express Hotels Ltd (Class A)	6,793,260
64,394	*	Papa John’s International, Inc	4,056,822
233,016	*	Pinnacle Entertainment, Inc	4,441,285

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

493,600	*	SHFL Entertainment, Inc	$7,798,880
31,000		Sotheby’s (Class A)	1,099,880

		TOTAL CONSUMER SERVICES	84,158,919

DIVERSIFIED FINANCIALS - 3.3%
49,200	e	Cohen & Steers, Inc	1,943,892
126,000		Evercore Partners, Inc (Class A)	4,756,500
127,700	e	Financial Engines, Inc	4,644,449
23,200	e	iShares Russell 2000 Index Fund	2,184,048
291,350		MarketAxess Holdings, Inc	12,329,932
127,422	*	PHH Corp	2,686,056
77,100	*	Portfolio Recovery Associates, Inc	9,464,025
744,600	e	Prospect Capital Corp	8,212,938
358,800		Solar Capital Ltd	8,586,084
49,600	*	Stifel Financial Corp	1,598,112
581,500	*	WisdomTree Investments, Inc	6,745,400

		TOTAL DIVERSIFIED FINANCIALS	63,151,436

ENERGY - 5.5%
186,800		Alon USA Energy, Inc	3,100,880
753,100	e	Arch Coal, Inc	3,652,535
227,522		Bristow Group, Inc	14,379,391
114,700		Cimarex Energy Co	8,393,746
192,800	*	Comstock Resources, Inc	3,019,248
79,400		Delek US Holdings, Inc	2,865,546
153,113		Energy XXI Bermuda Ltd	3,481,790
228,481	*	EPL Oil & Gas, Inc	7,464,474
66,900	*	Gulfport Energy Corp	3,491,511
917,013	e	Penn Virginia Corp	3,695,562
175,837	*	Rosetta Resources, Inc	7,545,166
513,500	e	RPC, Inc	6,798,740
172,361	*	Stone Energy Corp	3,400,682
153,600	*	Swift Energy Co	1,987,584
198,462		Targa Resources Investments, Inc	13,050,861
646,729	*	Vaalco Energy, Inc	4,346,019
255,000	e	W&T Offshore, Inc	2,978,400
194,500	e	Western Refining, Inc	6,011,995
605,500	*	Willbros Group, Inc	5,752,250

		TOTAL ENERGY	105,416,380

FOOD & STAPLES RETAILING - 1.1%
7,636,200	*	Rite Aid Corp	20,235,930
45,532		Weis Markets, Inc	1,904,604

		TOTAL FOOD & STAPLES RETAILING	22,140,534

FOOD, BEVERAGE & TOBACCO - 2.7%
186,556	*,e	Annie’s, Inc	7,049,951
46,014	*,e	Boston Beer Co, Inc (Class A)	7,791,091
132,200	*,e	Diamond Foods, Inc	1,993,576
129,100		Flowers Foods, Inc	4,252,554
89,663		J&J Snack Foods Corp	6,726,518
187,000		Lance, Inc	4,708,660

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

444,400	*	Pilgrim’s Pride Corp	$4,350,676
252,900		Sanderson Farms, Inc	15,492,654

		TOTAL FOOD, BEVERAGE & TOBACCO	52,365,680

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
455,000	*,e	Accretive Health, Inc	4,795,700
229,200	*	Align Technology, Inc	7,591,104
225,000	*,e	Amedisys, Inc	2,259,000
131,500	*	AMN Healthcare Services, Inc	1,805,495
65,518		Analogic Corp	5,207,371
139,095	*	Arthrocare Corp	4,819,642
101,814		Cantel Medical Corp	3,218,341
53,000	*	Centene Corp	2,448,600
98,534		Computer Programs & Systems, Inc	5,169,094
232,179	*	Cyberonics, Inc	10,081,212
145,290	*	Cynosure, Inc (Class A)	3,757,199
74,983	*	Magellan Health Services, Inc	3,836,130
349,200		Masimo Corp	7,004,952
200,654	*	Medidata Solutions, Inc	13,315,400
176,300	*	Molina Healthcare, Inc	5,853,160
56,668	*	MWI Veterinary Supply, Inc	6,670,390
288,000	*	NuVasive, Inc	6,039,360
157,312	*	Omnicell, Inc	2,834,762
74,086	*	Orthofix International NV	2,400,386
377,400	*	Team Health Holdings, Inc	14,069,472
197,900	*	Thoratec Corp	7,163,980
333,900		Universal American Corp	2,854,845

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	123,195,595

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
84,700	*	Medifast, Inc	2,219,140
84,087	*,e	USANA Health Sciences, Inc	4,744,188

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,963,328

INSURANCE - 3.4%
44,812		Allied World Assurance Co Holdings Ltd	4,069,378
167,700		American Financial Group, Inc	8,094,879
95,500		Argo Group International Holdings Ltd	3,958,475
247,600		Aspen Insurance Holdings Ltd	9,455,844
795,581		Conseco, Inc	9,005,977
169,050		Employers Holdings, Inc	3,828,982
529,061		First American Financial Corp	14,162,963
139,984		Horace Mann Educators Corp	3,156,639
159,100		Platinum Underwriters Holdings Ltd	9,028,925

		TOTAL INSURANCE	64,762,062

MATERIALS - 4.3%
118,100		Balchem Corp	5,118,454
305,600	*	Century Aluminum Co	2,493,696
264,200	*	Coeur d’Alene Mines Corp	4,026,408
4,761	*,e	Contango ORE, Inc	40,469
432,500	*	Flotek Industries, Inc	6,937,300

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

300,200		Globe Specialty Metals, Inc	$3,920,612
110,400		Kaiser Aluminum Corp	6,955,200
94,312		Koppers Holdings, Inc	4,141,240
54,178	*	Louisiana-Pacific Corp	981,705
71,400	*	LSB Industries, Inc	2,331,924
245,340		Minerals Technologies, Inc	9,968,164
381,600	*,e	Resolute Forest Products	5,582,808
156,700	*	RTI International Metals, Inc	4,547,434
178,400		Schnitzer Steel Industries, Inc (Class A)	4,376,152
152,115		Schweitzer-Mauduit International, Inc	6,128,713
287,000	*,e	Stillwater Mining Co	3,570,280
353,977		Worthington Industries, Inc	11,390,980

		TOTAL MATERIALS	82,511,539

MEDIA - 1.6%
53,715		Arbitron, Inc	2,507,953
210,200	*	EW Scripps Co (Class A)	2,919,678
494,100		Interpublic Group of Cos, Inc	6,838,344
535,861	*	Journal Communications, Inc (Class A)	3,649,214
1,028,000	*	Live Nation, Inc	12,983,640
45,400		Loral Space & Communications, Inc	2,793,008

		TOTAL MEDIA	31,691,837

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
298,500	*	Acorda Therapeutics, Inc	11,811,645
75,993	*	Alkermes plc	2,326,146
148,933	*	AMAG Pharmaceuticals, Inc	3,283,973
839,200	*	Array Biopharma, Inc	4,993,240
289,900	*	Auxilium Pharmaceuticals, Inc	4,328,207
236,704	*	Cepheid, Inc	9,025,524
161,400	*,e	Genomic Health, Inc	4,900,104
168,303	*	Impax Laboratories, Inc	2,945,302
50,460	*	Jazz Pharmaceuticals plc	2,944,341
370,223	*	Medicines Co	12,498,728
634,241	*,e	Orexigen Therapeutics, Inc	3,856,185
327,600	*	Parexel International Corp	13,415,220
64,600	*	Pharmacyclics, Inc	5,264,900
53,499	e	Questcor Pharmaceuticals, Inc	1,644,559
537,408	*	Santarus, Inc	9,872,185
338,600	*	Viropharma, Inc	9,226,850

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	102,337,109

REAL ESTATE - 9.3%
309,696		Chesapeake Lodging Trust	7,327,407
150,100		Coresite Realty	5,430,618
298,400		DuPont Fabros Technology, Inc	7,501,776
138,411		Equity Lifestyle Properties, Inc	11,245,894
364,562		Extra Space Storage, Inc	15,887,612
271,800		Government Properties Income Trust	7,080,390
154,323		Home Properties, Inc	9,947,660
1,176,400		Lexington Corporate Properties Trust	15,069,684
179,263		LTC Properties, Inc	8,335,730

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

579,500		Omega Healthcare Investors, Inc	$19,048,165
359,195		Pennsylvania Real Estate Investment Trust	7,446,112
114,908		PS Business Parks, Inc	9,169,659
645,800		RAIT Investment Trust	5,515,132
632,307		RLJ Lodging Trust	14,568,353
80,003		Saul Centers, Inc	3,584,134
168,253		Sovran Self Storage, Inc	11,542,156
391,000	d	Starwood Property Trust, Inc	10,748,590
765,443	*	Sunstone Hotel Investors, Inc	9,499,148

		TOTAL REAL ESTATE	178,948,220

RETAILING - 3.4%
106,000		Advance Auto Parts, Inc	8,891,280
197,670	*	Ann Taylor Stores Corp	5,839,172
166,300	*	Autonation, Inc	7,568,313
449,743	*	Christopher & Banks Corp	3,125,714
378,000	*	Express Parent LLC	6,883,380
232,400	*,e	Francesca’s Holdings Corp	6,637,344
132,200	e	GameStop Corp (Class A)	4,613,780
648,900	*,e	Office Depot, Inc	2,504,754
120,000		Penske Auto Group, Inc	3,710,400
764,700	e	RadioShack Corp	2,424,099
178,800	*	Shutterfly, Inc	7,961,964
193,000	*	Zumiez, Inc	5,591,210

		TOTAL RETAILING	65,751,410

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
238,000	*	Advanced Energy Industries, Inc	4,041,240
269,100	*	Cavium Networks, Inc	8,463,195
579,724	*	Entegris, Inc	5,495,784
811,500	*	Entropic Communications, Inc	3,440,760
391,500	*	Integrated Device Technology, Inc	2,783,565
709,002	*	Lattice Semiconductor Corp	3,296,859
722,700	*	MEMC Electronic Materials, Inc	3,902,580
244,725		MKS Instruments, Inc	6,575,761
896,617	*	Rambus, Inc	6,240,454
332,300	*	RF Micro Devices, Inc	1,864,203
851,100	*	Silicon Image, Inc	4,195,923
426,700	*	Teradyne, Inc	7,014,948
239,683		Tessera Technologies, Inc	4,882,343
222,826	*	Ultratech, Inc	6,566,682
211,100	*	Volterra Semiconductor Corp	2,746,411

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	71,510,708

SOFTWARE & SERVICES - 8.7%
398,909	*	Aspen Technology, Inc	12,158,746
190,000	*,e	AVG Technologies NV	3,100,800
167,036	*	Blucora, Inc	2,467,122
224,424	*	Commvault Systems, Inc	16,504,141
63,500		Computer Sciences Corp	2,974,975
239,515	*	Cornerstone OnDemand, Inc	8,689,604
137,843		DST Systems, Inc	9,531,843

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

157,667	*	Euronet Worldwide, Inc	$4,813,574
151,200	*	ExactTarget, Inc	2,960,496
190,300	*	Gartner, Inc	11,008,855
152,400	*	Guidewire Software, Inc	6,108,192
278,800	*	Infoblox, Inc	6,164,268
197,700	*,e	Jive Software, Inc	2,686,743
17,200	*	LinkedIn Corp	3,303,948
86,400	*	LogMeIn, Inc	1,950,912
178,985	*	Manhattan Associates, Inc	12,566,537
214,326		MAXIMUS, Inc	17,079,639
374,600	*	QLIK Technologies, Inc	9,743,346
213,200	*	Seachange International, Inc	2,315,352
23,300	*,e	Sourcefire, Inc	1,112,808
185,690	*	SYKES Enterprises, Inc	2,857,769
117,131		Syntel, Inc	7,399,165
595,234	*	TiVo, Inc	6,976,143
157,500	*,e	Trulia, Inc	4,576,950
99,357	*	Virtusa Corp	2,206,719
250,700	*	WebMD Health Corp (Class A)	6,054,405

		TOTAL SOFTWARE & SERVICES	167,313,052

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
119,512	*	Agilysys, Inc	1,395,900
479,100	*	ARRIS Group, Inc	7,909,941
488,100	*,e	Aruba Networks, Inc	10,977,369
483,500	*	Brocade Communications Systems, Inc	2,813,970
554,400	*	Calix Networks, Inc	4,729,032
209,500	*	Cray, Inc	4,433,020
238,868	*	Datalink Corp	2,672,933
571,835	*,e	InvenSense, Inc	5,329,502
287,600	*	Ixia	4,736,772
91,300		Littelfuse, Inc	6,374,566
161,757	*	Plexus Corp	4,362,586
183,000	*	Procera Networks, Inc	2,029,470
827,000	*	QLogic Corp	8,981,220
273,400	*,e	Ruckus Wireless, Inc	5,276,620
285,612	*	Synaptics, Inc	11,775,783

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	83,798,684

TELECOMMUNICATION SERVICES - 0.3%
843,500	*	8x8, Inc	6,098,505

		TOTAL TELECOMMUNICATION SERVICES	6,098,505

TRANSPORTATION - 2.3%
274,576	*	Alaska Air Group, Inc	16,924,865
60,228		Amerco, Inc	9,678,639
184,900		Forward Air Corp	6,820,961
762,500	*	Swift Transportation Co, Inc	10,690,250

		TOTAL TRANSPORTATION	44,114,715

UTILITIES - 3.2%
140,800		American States Water Co	7,811,584

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

219,886		Avista Corp			$6,167,802
321,400		Black Hills Corp			15,070,446
59,600		CH Energy Group, Inc			3,872,212
51,127		El Paso Electric Co			1,915,217
307,487		Empire District Electric Co			7,093,725
177,375		Genie Energy Ltd			1,912,103
125,700	e	Laclede Group, Inc			5,871,447
131,300		New Jersey Resources Corp			6,197,360
112,961		Southwest Gas Corp			5,723,734

		TOTAL UTILITIES			61,635,630

		TOTAL COMMON STOCKS			1,899,465,790

		(Cost $1,571,997,766)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 9.0%
TREASURY DEBT - 0.5%
$10,000,000		United States Treasury Bill	0.035%	05/09/13	9,999,922

					9,999,922

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.5%
163,792,840	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			163,792,840

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			163,792,840

		TOTAL SHORT-TERM INVESTMENTS			173,792,762

		(Cost $173,792,762)

		TOTAL INVESTMENTS - 107.7%			2,073,258,552
		(Cost $1,745,790,528)
		OTHER ASSETS & LIABILITIES, NET - (7.7)%			(149,814,536)

		NET ASSETS - 100.0%			$1,923,444,016

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $159,531,638.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.4%
28,405	*	American Axle & Manufacturing Holdings, Inc	$379,775
130		Autoliv, Inc	9,935
9,838	*	BorgWarner, Inc	769,036
541,100		Ford Motor Co	7,418,481
1,482	*	Fuel Systems Solutions, Inc	23,282
60,963		Harley-Davidson, Inc	3,331,628
181,374		Johnson Controls, Inc	6,349,904
8,602	*	Modine Manufacturing Co	78,622
3,240		Spartan Motors, Inc	17,237
11,051		Superior Industries International, Inc	202,896
26,269	*	Tenneco, Inc	1,015,822
2,340	*	Tesla Motors, Inc	126,337

		TOTAL AUTOMOBILES & COMPONENTS	19,722,955

BANKS - 3.1%
1,100		Associated Banc-Corp	15,697
6,558		Bank of Hawaii Corp	312,751
256,341		BB&T Corp	7,887,613
12,500		CapitalSource, Inc	111,875
1,470		Capitol Federal Financial	17,405
690		Cathay General Bancorp	13,600
440		Columbia Banking System, Inc	9,447
37,430		Comerica, Inc	1,356,837
242		Commerce Bancshares, Inc	9,707
797		Community Bank System, Inc	22,826
2,109		Cullen/Frost Bankers, Inc	127,405
2,540		East West Bancorp, Inc	61,798
13,544		First Horizon National Corp	140,858
910		First Merchants Corp	14,769
574		First Niagara Financial Group, Inc	5,459
16,679	*	Flagstar Bancorp, Inc	206,986
1,130		FNB Corp	12,871
540		Glacier Bancorp, Inc	9,963
1,279		Hancock Holding Co	34,878
51,853		Hudson City Bancorp, Inc	430,898
36,850		Huntington Bancshares, Inc	264,214
281,026		Keycorp	2,801,829
36,844		M&T Bank Corp	3,691,769
1,341		MainSource Financial Group, Inc	16,990
5,010	*	MGIC Investment Corp	27,054
1,360		National Penn Bancshares, Inc	13,314
310		NBT Bancorp, Inc	6,278
40,135		New York Community Bancorp, Inc	543,829
3,640		Old National Bancorp	44,335

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

120		Park National Corp	$8,206
982		People’s United Financial, Inc	12,923
510	*	Pinnacle Financial Partners, Inc	12,378
138,898		PNC Financial Services Group, Inc	9,428,396
43,931	*	Popular, Inc	1,251,594
11,168		Provident Financial Services, Inc	171,205
207,622		Radian Group, Inc	2,481,083
322,449		Regions Financial Corp	2,737,592
1,440	*	Signature Bank	103,118
997		Susquehanna Bancshares, Inc	11,635
6,870	*	SVB Financial Group	488,526
429		TCF Financial Corp	6,242
870	*	Texas Capital Bancshares, Inc	36,244
350		Trustmark Corp	8,593
650		Umpqua Holdings Corp	7,800
318,356		US Bancorp	10,594,888
3,230		Webster Financial Corp	75,485
1,160	*	Western Alliance Bancorp	17,064
230		Wintrust Financial Corp	8,248
5,865		Zions Bancorporation	144,396

		TOTAL BANKS	45,818,871

CAPITAL GOODS - 7.3%
116,052		3M Co	12,151,805
2,889		A.O. Smith Corp	217,917
1,450		Acuity Brands, Inc	105,792
376	*	Aegion Corp	7,919
410	*	American Superconductor Corp	1,029
137,819		Ametek, Inc	5,610,611
2,075		Ampco-Pittsburgh Corp	38,886
1,211		Apogee Enterprises, Inc	30,856
286		Applied Industrial Technologies, Inc	12,083
12,937	*	ArvinMeritor, Inc	75,035
2,565		Astec Industries, Inc	84,209
29,970		Barnes Group, Inc	832,267
419	*	Beacon Roofing Supply, Inc	15,976
270		Brady Corp (Class A)	9,148
2,490		Briggs & Stratton Corp	56,000
16,964	*	Builders FirstSource, Inc	105,007
1,630	*	Chart Industries, Inc	138,240
218		Clarcor, Inc	11,271
3,420	*	Colfax Corp	159,611
50,550		Cummins, Inc	5,378,015
149,482		Danaher Corp	9,109,433
95,932		Deere & Co	8,566,728
16,301		Dover Corp	1,124,443
82,054		Eaton Corp	5,038,936
1,365		EMCOR Group, Inc	51,051
168,165		Emerson Electric Co	9,334,839
1,790	*	EnerSys	82,054
260	*	EnPro Industries, Inc	12,813
300		ESCO Technologies, Inc	10,791

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

600	*	Esterline Technologies Corp	$45,024
50,373		Fastenal Co	2,470,796
90,702	*	FuelCell Energy, Inc	95,237
400		Gardner Denver, Inc	30,036
300		GATX Corp	15,285
267	*	General Cable Corp	9,206
10,483	*	Gibraltar Industries, Inc	196,032
300		Gorman-Rupp Co	8,475
9,601		Graco, Inc	581,149
6,640	*	GrafTech International Ltd	47,675
245		Granite Construction, Inc	6,779
1,410		H&E Equipment Services, Inc	28,708
910		Heico Corp	40,049
4,430	*	Hexcel Corp	135,115
3,902		Houston Wire & Cable Co	53,145
123,632		Illinois Tool Works, Inc	7,981,682
31,892		Ingersoll-Rand plc	1,715,790
1,400		Insteel Industries, Inc	23,212
880		Joy Global, Inc	49,738
1,785	*	Layne Christensen Co	36,468
7,468		LB Foster Co (Class A)	329,712
6,290		Lincoln Electric Holdings, Inc	331,860
110,669		Masco Corp	2,151,405
149	*	Middleby Corp	22,287
179		MSC Industrial Direct Co (Class A)	14,105
28,462	*	NCI Building Systems, Inc	487,269
34,972		Nordson Corp	2,430,204
42,984	*	Owens Corning, Inc	1,807,907
73,742		Paccar, Inc	3,670,877
10,326		Pall Corp	688,847
8,462		Parker Hannifin Corp	749,479
32,920		Pentair Ltd	1,789,202
10,719	*	Polypore International, Inc	449,448
44,778		Precision Castparts Corp	8,565,584
4,750		Quanex Building Products Corp	77,282
29,353	*	Quanta Services, Inc	806,620
22,632		Rockwell Automation, Inc	1,918,741
2,870		Rockwell Collins, Inc	180,580
12,415		Roper Industries, Inc	1,485,455
2,611	*	Rush Enterprises, Inc (Class A)	59,766
259		Simpson Manufacturing Co, Inc	7,444
3,828		Snap-On, Inc	329,974
50,612	*	Spirit Aerosystems Holdings, Inc (Class A)	1,011,734
2,702		TAL International Group, Inc	111,863
25,271		Tennant Co	1,208,459
4,793		Timken Co	251,968
356	*	Trex Co, Inc	17,330
9,840	*	United Rentals, Inc	517,682
11,650	*	USG Corp	302,784
1,160		Valmont Industries, Inc	169,047
1,480		W.W. Grainger, Inc	364,776
9,255	*	WABCO Holdings, Inc	668,489

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

145		Watsco, Inc	$12,235
6,425	*	WESCO International, Inc	460,608
9,042		Westinghouse Air Brake Technologies Corp	948,867
2,729		Xylem, Inc	75,730

		TOTAL CAPITAL GOODS	106,417,986

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
540		ABM Industries, Inc	12,177
42,333	*	ACCO Brands Corp	285,748
40,288		Avery Dennison Corp	1,669,938
305		Brink’s Co	8,086
970		CDI Corp	15,200
1,690	*	Copart, Inc	59,572
1,360		Corporate Executive Board Co	76,650
650		Covanta Holding Corp	13,000
5,827		Deluxe Corp	222,242
19,898		Dun & Bradstreet Corp	1,759,978
4,720		Equifax, Inc	288,864
400		Heidrick & Struggles International, Inc	5,288
1,540		Herman Miller, Inc	38,639
5,092		HNI Corp	175,318
2,370	*	IHS, Inc (Class A)	230,909
1,660	*	Innerworkings, Inc	16,716
27,493		Iron Mountain, Inc	1,040,885
1,760		Kelly Services, Inc (Class A)	29,955
590		Knoll, Inc	9,180
690	*	Korn/Ferry International	11,419
6,156		Manpower, Inc	327,253
430	*	Mobile Mini, Inc	12,096
970	*	On Assignment, Inc	23,542
10,668		Pitney Bowes, Inc	145,832
3,910		R.R. Donnelley & Sons Co	48,132
37,979		Robert Half International, Inc	1,246,471
760		Schawk, Inc (Class A)	7,737
1,210		Steelcase, Inc (Class A)	15,367
10,180	*	Tetra Tech, Inc	267,632
109,995		Tyco International Ltd	3,533,039
290		United Stationers, Inc	9,416
457		Viad Corp	11,905
41,724		Waste Management, Inc	1,709,849

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,328,035

CONSUMER DURABLES & APPAREL - 1.1%
1,116		American Greetings Corp (Class A)	20,579
5,420		Callaway Golf Co	36,314
198		Columbia Sportswear Co	11,603
490		Ethan Allen Interiors, Inc	14,347
370	*	Hanesbrands, Inc	18,559
258		Hasbro, Inc	12,222
549	*	Iconix Brand Group, Inc	15,729
394	*	Maidenform Brands, Inc	7,092
127,721		Mattel, Inc	5,831,741

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,300	*	Meritage Homes Corp	$112,217
2,090	*	Mohawk Industries, Inc	231,739
4,860		Movado Group, Inc	146,967
123,484		Nike, Inc (Class B)	7,853,582
397		Pool Corp	19,461
6,790		Ryland Group, Inc	305,957
399	*	Tempur-Pedic International, Inc	19,352
353		True Religion Apparel, Inc	9,552
4,527		Tupperware Corp	363,518
6,576	*	Under Armour, Inc (Class A)	375,358
4,706	*	Unifi, Inc	91,767
5,591		VF Corp	996,428
105		Whirlpool Corp	11,999

		TOTAL CONSUMER DURABLES & APPAREL	16,506,083

CONSUMER SERVICES - 2.5%
9,927	*	AFC Enterprises	316,473
339	*	BJ’s Restaurants, Inc	11,628
1,289		Bob Evans Farms, Inc	55,865
6,640		Brinker International, Inc	258,296
2,070	*	Chipotle Mexican Grill, Inc (Class A)	751,803
26,717		Choice Hotels International, Inc	1,043,566
2,957	*	Coinstar, Inc	156,159
20,926		Darden Restaurants, Inc	1,080,409
320		DineEquity, Inc	22,797
5,070		Domino’s Pizza, Inc	279,864
1,850		Dunkin Brands Group, Inc	71,798
359	*	Jack in the Box, Inc	12,870
94,667		Marriott International, Inc (Class A)	4,076,361
144,285		McDonald’s Corp	14,737,270
725	*	Panera Bread Co (Class A)	128,492
258	*	Papa John’s International, Inc	16,254
6,160		Royal Caribbean Cruises Ltd	225,025
1,197	*	Ruby Tuesday, Inc	11,539
2,668	*	Sonic Corp	33,430
170,701		Starbucks Corp	10,385,449
35,175		Starwood Hotels & Resorts Worldwide, Inc	2,269,491
38		Strayer Education, Inc	1,800
460		Universal Technical Institute, Inc	5,460
190		Vail Resorts, Inc	11,457
5		Weight Watchers International, Inc	211

		TOTAL CONSUMER SERVICES	35,963,767

DIVERSIFIED FINANCIALS - 6.9%
62,235	*	American Capital Ltd	941,615
178,169		American Express Co	12,188,541
47,069		Ameriprise Financial, Inc	3,508,053
6,020		Ares Capital Corp	109,323
318,317		Bank of New York Mellon Corp	8,982,906
36,325		BlackRock, Inc	9,680,612
161,492		Capital One Financial Corp	9,331,008
430		CBOE Holdings, Inc	16,138

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

370,342		Charles Schwab Corp	$6,281,000
79,244		CME Group, Inc	4,822,790
280		Cohen & Steers, Inc	11,063
182,343		Discover Financial Services	7,975,683
860	*	E*Trade Financial Corp	8,849
3,778		Eaton Vance Corp	150,667
10,240		Evercore Partners, Inc (Class A)	386,560
54,818		Franklin Resources, Inc	8,478,152
350	*	Green Dot Corp	5,498
114		Greenhill & Co, Inc	5,266
21,977	*	IntercontinentalExchange, Inc	3,580,713
350	*	International Assets Holding Corp	5,992
131,288		Invesco Ltd	4,167,081
153	*	Investment Technology Group, Inc	1,666
12,576		Janus Capital Group, Inc	112,178
16,271		Legg Mason, Inc	518,394
7,399		Main Street Capital Corp	222,414
18,464		Nasdaq Stock Market, Inc	544,319
27,147	*	NewStar Financial, Inc	324,407
61,422		Northern Trust Corp	3,311,874
63,874		NYSE Euronext	2,478,950
4,200	*	PHH Corp	88,536
5,510		Prospect Capital Corp	60,775
3,216	*	Safeguard Scientifics, Inc	51,906
127,162		State Street Corp	7,435,162
5,430	*	SWS Group, Inc	30,897
74,168		T Rowe Price Group, Inc	5,377,180
1,690		Triangle Capital Corp	47,269

		TOTAL DIVERSIFIED FINANCIALS	101,243,437

ENERGY - 9.1%
6,789		Alon USA Energy, Inc	112,697
80,552		Apache Corp	5,951,182
4,126	*	Atwood Oceanics, Inc	202,380
3,600	*	Basic Energy Services, Inc	49,428
64,344	*	Cameron International Corp	3,960,373
5,698	*	Carrizo Oil & Gas, Inc	138,006
40,340	*	Cheniere Energy, Inc	1,148,883
24,081		Cimarex Energy Co	1,762,248
66,910	*	Clean Energy Fuels Corp	882,543
7,670	*	Comstock Resources, Inc	120,112
8,230	*	Concho Resources, Inc	708,850
3,267		Contango Oil & Gas Co	122,905
37,187	*	Continental Resources, Inc	2,971,985
49,244		Crosstex Energy, Inc	906,582
5,720	*	CVR Energy, Inc	281,824
29,620	*,m	CVR Energy, Inc (Contingent value right)	0
2,655	*	Dawson Geophysical Co	81,615
2,470		Delek US Holdings, Inc	89,142
117,535	*	Denbury Resources, Inc	2,102,701
103,615	*	Devon Energy Corp	5,705,042
1,150		Energen Corp	54,533
68,091		EOG Resources, Inc	8,249,906

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

77,193		Equitable Resources, Inc	$5,798,738
1,665	*	Exterran Holdings, Inc	43,989
73,847	*	FMC Technologies, Inc	4,009,892
1,752	*	Geospace Technologies Corp	147,816
15,881	*	Goodrich Petroleum Corp	207,088
4,242		Gulf Island Fabrication, Inc	87,216
38,130	*	Hercules Offshore, Inc	281,018
87,323		Hess Corp	6,302,974
37,039	*	Hornbeck Offshore Services, Inc	1,663,792
11,291	*	ION Geophysical Corp	70,456
3,594	*	Kinder Morgan Management LLC	317,270
155,742	*	Kodiak Oil & Gas Corp	1,219,460
180,785		Marathon Oil Corp	5,906,246
108,868		Marathon Petroleum Corp	8,530,896
2,100	*	Matrix Service Co	31,563
113,336		National Oilwell Varco, Inc	7,391,774
1,625	*	Natural Gas Services Group, Inc	32,809
26,729	*	Newfield Exploration Co	582,425
1,410	*	Newpark Resources, Inc	14,805
42,986		Noble Corp	1,611,975
62,843		Noble Energy, Inc	7,119,483
11,580	*	Northern Oil And Gas, Inc	149,266
7,740	*	Oasis Petroleum, Inc	264,940
10,568		Oceaneering International, Inc	741,557
7,282	*	Oil States International, Inc	650,720
21,171	*	Parker Drilling Co	87,225
8,658	*	PDC Energy, Inc	374,891
15,633	*	Petroquest Energy, Inc	66,909
104,801		Phillips 66	6,387,621
16,450	*	Pioneer Energy Services Corp	115,973
48,980		Pioneer Natural Resources Co	5,986,825
11,600	*	Plains Exploration & Production Co	524,320
67,191		Questar Market Resources, Inc	1,929,054
31,505	*	Quicksilver Resources, Inc	79,393
36,008		Range Resources Corp	2,647,308
11,132	*	Rex Energy Corp	178,891
79		SEACOR Holdings, Inc	5,697
81,968	*	Southwestern Energy Co	3,067,243
247,821		Spectra Energy Corp	7,813,796
28,186		St. Mary Land & Exploration Co	1,719,346
21,362	*	Superior Energy Services	589,378
520	*	Tesco Corp	6,344
1,060	*	Tetra Technologies, Inc	9,678
18,885	*	Ultra Petroleum Corp	404,139
11,063	*	Unit Corp	464,978
27,670	*	Vantage Drilling Co	46,762
234,984	*	Weatherford International Ltd	3,005,445
75,639		Western Refining, Inc	2,338,001
32,812	*	Whiting Petroleum Corp	1,460,134
2,400	*	Willbros Group, Inc	22,800
108,480		Williams Cos, Inc	4,136,342

		TOTAL ENERGY	132,249,598

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.0%
258		Casey’s General Stores, Inc	$14,941
278		Harris Teeter Supermarkets, Inc	11,618
89,450		Kroger Co	3,075,291
970		Pricesmart, Inc	86,553
72,335		Safeway, Inc	1,628,984
4,686		Spartan Stores, Inc	78,631
205,732		Sysco Corp	7,171,817
22,541		Whole Foods Market, Inc	1,990,821

		TOTAL FOOD & STAPLES RETAILING	14,058,656

FOOD, BEVERAGE & TOBACCO - 4.3%
3,010		Bunge Ltd	217,352
77,129		Campbell Soup Co	3,579,557
31,350		ConAgra Foods, Inc	1,108,849
5,840	*	Darling International, Inc	108,098
201	*	Diamond Foods, Inc	3,031
8,100		Dr Pepper Snapple Group, Inc	395,523
3,090		Flowers Foods, Inc	101,785
188,881		General Mills, Inc	9,523,380
16,519	*	Green Mountain Coffee Roasters, Inc	948,191
106,531		H.J. Heinz Co	7,714,975
1,900	*	Hain Celestial Group, Inc	123,975
16,570		Hillshire Brands Co	595,029
5,246		Hormel Foods Corp	216,502
9,599		J.M. Smucker Co	990,905
120,903		Kellogg Co	7,863,531
6,572		McCormick & Co, Inc	472,790
18,920		Mead Johnson Nutrition Co	1,534,223
304,521		Mondelez International, Inc	9,577,185
206,351		PepsiCo, Inc	17,017,767
2,259		Tootsie Roll Industries, Inc	70,549
674	*	TreeHouse Foods, Inc	42,940

		TOTAL FOOD, BEVERAGE & TOBACCO	62,206,137

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
229,728		Abbott Laboratories	8,481,558
114,904		Aetna, Inc	6,600,086
2,290	*	Align Technology, Inc	75,845
2,141	*	Amsurg Corp	71,852
135,392		Baxter International, Inc	9,459,839
85,880		Becton Dickinson & Co	8,098,484
13,374	*	Centene Corp	617,879
430		Chemed Corp	35,097
47,373		Cigna Corp	3,134,671
740	*	Cyberonics, Inc	32,131
1,030		Dentsply International, Inc	43,620
3,900	*	Edwards Lifesciences Corp	248,781
1,539	*	Greatbatch, Inc	43,000
300	*	Haemonetics Corp	11,550

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,033	*	Health Management Associates, Inc (Class A)	$11,869
4,547	*	Henry Schein, Inc	411,049
15,912		Hill-Rom Holdings, Inc	542,122
2,640	*	HMS Holdings Corp	66,554
30,607		Humana, Inc	2,268,285
1,185	*	ICU Medical, Inc	71,396
10,881	*	Idexx Laboratories, Inc	957,093
240	*	Integra LifeSciences Holdings Corp	8,407
670		Invacare Corp	9,011
15,685	*	Inverness Medical Innovations, Inc	402,791
950	*	LHC Group, Inc	20,634
14,054	*	LifePoint Hospitals, Inc	674,592
2,510	*	MAKO Surgical Corp	26,581
360		Masimo Corp	7,222
343	*	MedAssets, Inc	6,424
221,048		Medtronic, Inc	10,318,521
12,987	*	Molina Healthcare, Inc	431,168
2,081	*	MWI Veterinary Supply, Inc	244,954
2,820	*	Natus Medical, Inc	35,278
620	*	Omnicell, Inc	11,172
665		Owens & Minor, Inc	21,659
718	*	Palomar Medical Technologies, Inc	9,729
20,754		Patterson Cos, Inc	787,614
240		Quality Systems, Inc	4,289
9,286		Resmed, Inc	445,914
9,210		STERIS Corp	383,044
113,565		WellPoint, Inc	8,281,160

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	63,412,925

HOUSEHOLD & PERSONAL PRODUCTS - 3.4%
8,994		Clorox Co	775,732
91,968		Colgate-Palmolive Co	10,981,899
71,423		Estee Lauder Cos (Class A)	4,953,185
6,280		Herbalife Ltd	249,379
85,954		Kimberly-Clark Corp	8,869,593
6,752	*	Medifast, Inc	176,902
4,949		Nu Skin Enterprises, Inc (Class A)	251,063
306,006		Procter & Gamble Co	23,492,081

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,749,834

INSURANCE - 6.1%
98,742		ACE Ltd	8,801,862
158,425		Aflac, Inc	8,624,657
1,188		Amtrust Financial Services, Inc	37,612
12,792	*	Arch Capital Group Ltd	678,744
3,437		Arthur J. Gallagher & Co	145,901
28,824		Aspen Insurance Holdings Ltd	1,100,789
24,065		Assurant, Inc	1,144,050
6,698		Axis Capital Holdings Ltd	298,932
207,389	*	Berkshire Hathaway, Inc (Class B)	22,049,599
95,011		Chubb Corp	8,367,619
104,698		Cincinnati Financial Corp	5,120,779

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

476		Employers Holdings, Inc	$10,781
730		First American Financial Corp	19,542
150,017	*	Genworth Financial, Inc (Class A)	1,504,671
400		Kemper Corp	12,744
1,921	*	Markel Corp	1,030,136
15,640		Marsh & McLennan Cos, Inc	594,476
990		Meadowbrook Insurance Group, Inc	7,702
28,520		Montpelier Re Holdings Ltd	734,675
14,681	*	National Financial Partners Corp	372,017
139	*	Navigators Group, Inc	8,045
3,154		PartnerRe Ltd	297,548
6,421	*	Phoenix Cos, Inc	186,915
9,675		Platinum Underwriters Holdings Ltd	549,056
480		Primerica, Inc	16,301
92,335		Principal Financial Group	3,333,293
220,247		Progressive Corp	5,570,047
10,305		Protective Life Corp	392,208
134,234		Prudential Financial, Inc	8,110,418
200		Reinsurance Group of America, Inc (Class A)	12,510
830		RenaissanceRe Holdings Ltd	77,929
139		RLI Corp	9,987
179		Safety Insurance Group, Inc	8,891
476		Selective Insurance Group, Inc	11,153
637		Stancorp Financial Group, Inc	27,506
2,787		Stewart Information Services Corp	75,444
108,342		Travelers Cos, Inc	9,253,490

		TOTAL INSURANCE	88,598,029

MATERIALS - 4.6%
79,471		Air Products & Chemicals, Inc	6,910,798
207,534		Alcoa, Inc	1,764,039
16,410		Allegheny Technologies, Inc	442,742
36,366	*	Allied Nevada Gold Corp	389,116
30,523		AMCOL International Corp	939,193
5,841		Aptargroup, Inc	327,680
16,042		Ball Corp	707,773
3,041		Bemis Co, Inc	119,663
4,610		Boise, Inc	36,834
14,101		Buckeye Technologies, Inc	530,057
2,310		Carpenter Technology Corp	103,858
10,970		Celanese Corp (Series A)	542,028
1,826	*	Clearwater Paper Corp	84,033
50,809		Cliffs Natural Resources, Inc	1,084,264
32,303		Commercial Metals Co	472,270
3,735		Compass Minerals International, Inc	323,227
1,381		Domtar Corp	95,993
9,448		Eastman Chemical Co	629,709
98,552		Ecolab, Inc	8,339,470
2,950	*	Ferro Corp	20,768
8,960	*	Flotek Industries, Inc	143,718
20,610	*	General Moly, Inc	38,335
530		Globe Specialty Metals, Inc	6,922

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

22,724		H.B. Fuller Co	$861,240
6,274		Innophos Holdings, Inc	321,919
2,468		International Flavors & Fragrances, Inc	190,505
61,784		International Paper Co	2,902,612
510	*	Kraton Polymers LLC	11,582
2,950		Kronos Worldwide, Inc	52,156
1,240	*	Landec Corp	16,628
38,486	*	Louisiana-Pacific Corp	697,366
115,426		LyondellBasell Industries AF S.C.A	7,006,358
702	*	McEwen Mining, Inc	1,636
50,346		MeadWestvaco Corp	1,735,930
11,078		Minerals Technologies, Inc	450,099
8,815	*	Molycorp, Inc	51,480
420		Neenah Paper, Inc	12,079
138,327		Nucor Corp	6,033,824
280	*	OM Group, Inc	6,852
6,320	*	Omnova Solutions, Inc	42,154
14,460	*	Owens-Illinois, Inc	380,009
3,500		PolyOne Corp	78,855
82,191		Praxair, Inc	9,394,431
274		Quaker Chemical Corp	16,911
434,359		Rentech, Inc	899,123
1,576		Rock-Tenn Co (Class A)	157,821
4,580		Rockwood Holdings, Inc	297,196
34,475		Royal Gold, Inc	1,916,120
2,025		Sealed Air Corp	44,793
4,870		Sherwin-Williams Co	891,746
55,895		Sigma-Aldrich Corp	4,398,378
840		Stepan Co	47,830
18,018	*	Stillwater Mining Co	224,144
5,850	*	SunCoke Energy, Inc	88,510
14,580		Tredegar Corp	431,568
14,866		Valspar Corp	948,748
1,674		Wausau Paper Corp	17,041
3,730		Westlake Chemical Corp	310,112
70,220		Worthington Industries, Inc	2,259,680

		TOTAL MATERIALS	67,249,926

MEDIA - 3.1%
524		Arbitron, Inc	24,466
43,727		Cablevision Systems Corp (Class A)	649,783
8,053		Cinemark Holdings, Inc	248,757
3,490		Clear Channel Outdoor Holdings, Inc (Class A)	25,233
15,472	*	Digital Generation, Inc	103,662
102,328	*	Discovery Communications, Inc (Class A)	8,065,493
13,888	*	Discovery Communications, Inc (Class C)	984,520
9,292	*	DreamWorks Animation SKG, Inc (Class A)	179,150
4,606		Fisher Communications, Inc	190,781
2,205		John Wiley & Sons, Inc (Class A)	84,165
70,005	*	Journal Communications, Inc (Class A)	476,734
71,361	*	Liberty Global, Inc (Class A)	5,164,396
2,570	*	Liberty Global, Inc (Series C)	173,860

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

16,314	*	Liberty Media Corp	$1,874,152
2,535		Martha Stewart Living Omnimedia, Inc (Class A)	6,261
30,394	*	McClatchy Co (Class A)	70,210
51,302	*	New York Times Co (Class A)	454,536
320		Scholastic Corp	8,784
4,280		Scripps Networks Interactive (Class A)	284,962
89,866		Time Warner Cable, Inc	8,437,519
186,696		Time Warner, Inc	11,160,687
13,692		Valassis Communications, Inc	350,926
84,900		Virgin Media, Inc	4,141,422
5,237		Washington Post Co (Class B)	2,321,772

		TOTAL MEDIA	45,482,231

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
3,635	*	Affymetrix, Inc	13,231
88,793		Agilent Technologies, Inc	3,679,582
29,480	*	Akorn, Inc	443,674
161,113	*	Ariad Pharmaceuticals, Inc	2,879,089
3,100	*	Auxilium Pharmaceuticals, Inc	46,283
50,927	*	Biogen Idec, Inc	11,149,448
80	*	Bio-Rad Laboratories, Inc (Class A)	9,580
305,800		Bristol-Myers Squibb Co	12,146,376
26,442	*	Cambrex Corp	330,261
13,866	*	Cepheid, Inc	528,711
33,005	*	Endo Pharmaceuticals Holdings, Inc	1,209,303
38,138	*	Geron Corp	44,621
246,214	*	Gilead Sciences, Inc	12,468,277
870	*	Immunogen, Inc	13,937
28,828	*	Incyte Corp	638,540
305,863		Johnson & Johnson	26,068,703
35,017	*	Life Technologies Corp	2,580,403
390,805		Merck & Co, Inc	18,367,835
53,459	*	Nektar Therapeutics	579,496
16,998	*	Neurocrine Biosciences, Inc	196,157
7,182	*	Onyx Pharmaceuticals, Inc	680,854
42,156		PDL BioPharma, Inc	326,287
3,690		PerkinElmer, Inc	113,099
20,322	*	Salix Pharmaceuticals Ltd	1,062,637
22,461	*	Sangamo Biosciences, Inc	228,653
46,274	*	Synta Pharmaceuticals Corp	474,308
1,397		Techne Corp	89,604
540	*	Theravance, Inc	18,225
3,980	*	United Therapeutics Corp	265,784
26,228	*	Vertex Pharmaceuticals, Inc	2,014,835
380	*	Viropharma, Inc	10,355
39,971	*	Vivus, Inc	531,215
14,680	*	Waters Corp	1,356,432
10,913	*	Xenoport, Inc	67,770

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	100,633,565

REAL ESTATE - 3.9%
5,017		American Campus Communities, Inc	223,959

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

114,519		American Tower Corp	$9,618,451
317,810		Annaly Capital Management, Inc	5,065,891
29,984		Boston Properties, Inc	3,281,149
46,144	*	CBRE Group, Inc	1,117,608
560		Colonial Properties Trust	12,998
4,441		Douglas Emmett, Inc	116,221
34,447		Duke Realty Corp	607,645
210		EastGroup Properties, Inc	13,245
515		Equity One, Inc	13,127
3,961		Federal Realty Investment Trust	463,477
62,649		First Industrial Realty Trust, Inc	1,123,923
1,693	*	Forest City Enterprises, Inc (Class A)	31,608
540		Franklin Street Properties Corp	8,246
133,675		HCP, Inc	7,124,877
25,488		Health Care REIT, Inc	1,910,835
2,950		Healthcare Realty Trust, Inc	88,559
169,674		Host Marriott Corp	3,099,944
8		Jones Lang LaSalle, Inc	792
266		Kilroy Realty Corp	15,053
3,363		LaSalle Hotel Properties	87,203
8,916		Liberty Property Trust	383,299
13,708		Macerich Co	960,245
873		Medical Properties Trust, Inc	14,047
3,160		Mid-America Apartment Communities, Inc	217,187
540		Piedmont Office Realty Trust, Inc	11,081
3,580		Post Properties, Inc	176,959
86,148		Prologis, Inc	3,613,909
140		PS Business Parks, Inc	11,172
64,892		RAIT Investment Trust	554,178
460		Regency Centers Corp	25,880
21,915		Ryman Hospitality Properties	974,341
64,086		Simon Property Group, Inc	11,411,794
24,250		Ventas, Inc	1,931,027
35,388		Vornado Realty Trust	3,098,573
297		Washington Real Estate Investment Trust	8,482

		TOTAL REAL ESTATE	57,416,985

RETAILING - 4.7%
312		Aaron’s, Inc	8,958
3,793		Advance Auto Parts, Inc	318,157
30,005		American Eagle Outfitters, Inc	583,597
7,183	*	Ann Taylor Stores Corp	212,186
11,795	*	Autozone, Inc	4,825,217
2,420	*	Barnes & Noble, Inc	43,875
55,280	*	Bed Bath & Beyond, Inc	3,803,264
35,009		Best Buy Co, Inc	909,884
820		Big 5 Sporting Goods Corp	13,776
160	*	Blue Nile, Inc	5,221
250		Buckle, Inc	12,137
2,000	*	Cabela’s, Inc	128,400
18,674	*	Carmax, Inc	859,751
9		Chico’s FAS, Inc	164

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

550	*	Express Parent LLC	$10,015
15,376		Foot Locker, Inc	536,161
2		GameStop Corp (Class A)	70
125,091		Gap, Inc	4,752,207
70,894		Genuine Parts Co	5,411,339
8,830		GNC Holdings, Inc	400,264
7,844		HSN, Inc	412,438
12,772		JC Penney Co, Inc	209,716
62,147		Kohl’s Corp	2,924,638
175,370	*	Liberty Media Holding Corp (Interactive A)	3,733,627
2,000		Lithia Motors, Inc (Class A)	99,040
7,610	*	LKQ Corp	183,249
260,564		Lowe’s Companies, Inc	10,010,869
48,620		Macy’s, Inc	2,168,452
300		Men’s Wearhouse, Inc	10,050
19,391	*	New York & Co, Inc	86,484
16,075		Nordstrom, Inc	909,684
37,859	*	Office Depot, Inc	146,136
1,978	*	O’Reilly Automotive, Inc	212,279
8,760		Petsmart, Inc	597,782
10,219		Pier 1 Imports, Inc	237,183
4,030		Ross Stores, Inc	266,262
5,448	*	Sally Beauty Holdings, Inc	163,767
555		Shoe Carnival, Inc	11,561
1,960	*	Shutterfly, Inc	87,279
3,780		Signet Jewelers Ltd	259,799
146,916		Staples, Inc	1,945,168
2,017		Stein Mart, Inc	15,954
147,672		Target Corp	10,419,736
4,015		Tiffany & Co	295,825
200,904		TJX Companies, Inc	9,798,088
10,381	*	Tuesday Morning Corp	84,190
5		Williams-Sonoma, Inc	268

		TOTAL RETAILING	68,124,167

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
16,723	*	Advanced Energy Industries, Inc	283,957
7,601		Analog Devices, Inc	334,368
514,268		Applied Materials, Inc	7,462,029
1,470		Cabot Microelectronics Corp	49,260
5,850	*	Cirrus Logic, Inc	112,963
490	*	Diodes, Inc	9,927
28,539	*	Entegris, Inc	270,550
1,530	*	Integrated Device Technology, Inc	10,878
691,397		Intel Corp	16,558,958
430	*	International Rectifier Corp	9,120
622		IXYS Corp	5,635
5,200	*	Lam Research Corp	240,344
6,470	*	Lattice Semiconductor Corp	30,086
10,904	*	LTX-Credence Corp	64,334
761		Micrel, Inc	7,656
4,210		Microchip Technology, Inc	153,328

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

145,307		Nvidia Corp	$2,000,877
3,320	*	Omnivision Technologies, Inc	44,521
126,272	*	ON Semiconductor Corp	992,498
258		Power Integrations, Inc	10,684
18,114	*	RF Micro Devices, Inc	101,620
3,550	*	Rudolph Technologies, Inc	41,428
15,548	*	Sigma Designs, Inc	74,008
24,937	*	Skyworks Solutions, Inc	550,360
33,452	*	SunPower Corp	454,613
11,248	*	Teradyne, Inc	184,917
269,661		Texas Instruments, Inc	9,764,425
1,460	*	Triquint Semiconductor, Inc	8,526
2,380	*	Ultratech, Inc	70,139

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	39,902,009

SOFTWARE & SERVICES - 9.0%
132,860		Accenture plc	10,820,118
134,682	*	Adobe Systems, Inc	6,071,465
328	*	Advent Software, Inc	9,525
58,494		AOL, Inc	2,260,208
48,235	*	Autodesk, Inc	1,899,494
10,858	*	Blucora, Inc	160,373
27,980		Broadridge Financial Solutions, Inc	704,536
109,924		CA, Inc	2,964,650
1,110	*	Cadence Design Systems, Inc	15,318
47,460	*	Citrix Systems, Inc	2,950,588
109,795	*	Cognizant Technology Solutions Corp (Class A)	7,114,716
19,655	*	Compuware Corp	235,860
717		Convergys Corp	12,203
21,194		Earthlink, Inc	120,594
1,124		Factset Research Systems, Inc	105,735
380		Fair Isaac Corp	17,700
1,790	*	Fortinet, Inc	32,148
2,939		Global Payments, Inc	136,370
28,873	*	Google, Inc (Class A)	23,807,810
570	*	Higher One Holdings, Inc	5,620
20,706	*	Informatica Corp	681,849
120,762		International Business Machines Corp	24,459,135
96,854		Intuit, Inc	5,776,373
360		j2 Global, Inc	14,652
3,073	*	Knot, Inc	34,602
7,278	*	Liquidity Services, Inc	239,446
300	*	NetSuite, Inc	26,388
3,975	*	NeuStar, Inc (Class A)	174,383
24,762		NIC, Inc	416,992
7,241	*	Nuance Communications, Inc	137,869
1,360	*	OpenTable, Inc	75,330
509,614		Oracle Corp	16,705,147
1,854	*	Rovi Corp	43,365
169,498	*	Salesforce.com, Inc	6,968,063
2,065	*	Seachange International, Inc	22,426
2,310	*	SolarWinds, Inc	117,463

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,976	*	SPS Commerce, Inc	$93,129
222,179	*	Symantec Corp	5,398,950
5,470	*	Teradata Corp	279,353
2,810	*	Ultimate Software Group, Inc	271,418
1,550	*	Unisys Corp	29,652
4,120	*	Valueclick, Inc	127,143
390,215	*	Yahoo!, Inc	9,650,017

		TOTAL SOFTWARE & SERVICES	131,188,176

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
330		Adtran, Inc	6,930
27,724	*	Aruba Networks, Inc	623,513
3,467	*	Avid Technology, Inc	22,847
1,524	*	Benchmark Electronics, Inc	27,188
910		Black Box Corp	19,765
54,492	*	Bookham, Inc	74,109
690	*	Calix Networks, Inc	5,886
751,182		Cisco Systems, Inc	15,714,728
980		Cognex Corp	38,906
180		Coherent, Inc	10,067
50,109		Corning, Inc	726,580
39,762	*	Cray, Inc	841,364
528,680		Dell, Inc	7,084,312
1,190	*	DTS, Inc	19,968
419,077	*	EMC Corp	9,399,897
1,110		FEI Co	70,907
22,521	*	Finisar Corp	289,170
13,898	*	Flextronics International Ltd	99,371
8,980	*	Fusion-io, Inc	168,644
373,866		Hewlett-Packard Co	7,701,640
17,236	*	Imation Corp	63,428
2,419	*	Infinera Corp	20,368
11,040	*	Ingram Micro, Inc (Class A)	196,622
5,777		InterDigital, Inc	256,556
7,022		IPG Photonics Corp	447,161
350	*	Itron, Inc	13,877
15,050		Jabil Circuit, Inc	267,890
14,044		Lexmark International, Inc (Class A)	425,674
212		Littelfuse, Inc	14,802
866		Molex, Inc	23,876
61,188		Motorola, Inc	3,499,954
417		National Instruments Corp	11,397
1,478	*	Netgear, Inc	44,030
14,946	*	Oplink Communications, Inc	245,413
500	*	OSI Systems, Inc	28,650
281	*	Plexus Corp	7,578
53,452	*	Power-One, Inc	337,817
215,415		Qualcomm, Inc	13,273,872
201,595	*	Quantum Corp	288,281
1,340	*	Rackable Systems, Inc	17,420
610	*	Rofin-Sinar Technologies, Inc	15,189
270	*	Scansource, Inc	7,822

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

15,759	*	ShoreTel, Inc	$56,890
12,046	*	STEC, Inc	43,727
3,009	*	Super Micro Computer, Inc	28,947
5,310	*	Synaptics, Inc	218,931
1,993	*	Tech Data Corp	93,133
3,218	*	TTM Technologies, Inc	23,266
2,515	*	Universal Display Corp	79,072
3,451	*	Vishay Precision Group, Inc	49,453
681,084		Xerox Corp	5,843,701

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	68,890,589

TELECOMMUNICATION SERVICES - 1.7%
187,852		CenturyTel, Inc	7,057,600
32,957	*	Cincinnati Bell, Inc	116,009
81,953	*	Crown Castle International Corp	6,310,381
382,747		Frontier Communications Corp	1,592,227
4,950	*	Iridium Communications, Inc	33,214
4,940	*	Level 3 Communications, Inc	99,442
7,710	*	SBA Communications Corp (Class A)	609,013
877,434	*	Sprint Nextel Corp	6,185,910
14,696	*	tw telecom inc (Class A)	397,968
1,645	*	US Cellular Corp	63,234
1,580		USA Mobility, Inc	21,441
5,170	*	Vonage Holdings Corp	15,768
209,253		Windstream Corp	1,782,835

		TOTAL TELECOMMUNICATION SERVICES	24,285,042

TRANSPORTATION - 2.2%
3,460	*	Alaska Air Group, Inc	213,274
158		Allegiant Travel Co	14,204
310		Arkansas Best Corp	3,258
6,700	*	Avis Budget Group, Inc	193,228
17,610		CH Robinson Worldwide, Inc	1,045,858
370		Con-Way, Inc	12,506
258,191		CSX Corp	6,348,917
8		Expeditors International of Washington, Inc	288
5,480	*	Hawaiian Holdings, Inc	30,085
436		Heartland Express, Inc	5,917
218		J.B. Hunt Transport Services, Inc	15,493
218	*	Kirby Corp	16,326
180		Landstar System, Inc	9,839
68,315		Norfolk Southern Corp	5,288,947
9		Ryder System, Inc	523
576	*	Saia, Inc	23,570
155,656		Southwest Airlines Co	2,132,487
39,730		Union Pacific Corp	5,878,451
133,499		United Parcel Service, Inc (Class B)	11,459,554

		TOTAL TRANSPORTATION	32,692,725

UTILITIES - 4.5%
3,940		American States Water Co	218,591
3,470		American Water Works Co, Inc	145,324

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

36,709		Atmos Energy Corp	$1,628,778
62,072	*	Calpine Corp	1,348,825
64,116		Centerpoint Energy, Inc	1,582,383
4,606		CH Energy Group, Inc	299,252
1,701		Chesapeake Utilities Corp	90,765
94,403		Cleco Corp	4,674,837
109,975		Consolidated Edison, Inc	6,999,909
510		Empire District Electric Co	11,766
77,348		Idacorp, Inc	3,806,295
2,130		Integrys Energy Group, Inc	131,123
3,471		ITC Holdings Corp	320,096
5,397		MDU Resources Group, Inc	134,655
12,624		MGE Energy, Inc	705,050
4,599		New Jersey Resources Corp	217,073
119,675		NextEra Energy, Inc	9,816,940
150,195		NiSource, Inc	4,615,492
80,422		Northeast Utilities	3,645,529
107,604		NV Energy, Inc	2,327,474
36,556		Oneok, Inc	1,877,516
290		Ormat Technologies, Inc	6,305
193,294		Pepco Holdings, Inc	4,368,444
124,152		PG&E Corp	6,013,923
47,739		Piedmont Natural Gas Co, Inc	1,643,654
3,050		Pinnacle West Capital Corp	185,745
1,330		PNM Resources, Inc	31,933
350		Portland General Electric Co	11,287
60,453		Sempra Energy	5,008,531
6,188		SJW Corp	156,928
15,377		South Jersey Industries, Inc	948,761
8,780		TECO Energy, Inc	167,961
270		UNS Energy Corp	13,759
1,260		Vectren Corp	47,326
4,760		Westar Energy, Inc	166,410
14,518		WGL Holdings, Inc	671,022
11,774		Wisconsin Energy Corp	529,124
24,571		Xcel Energy, Inc	781,112

		TOTAL UTILITIES	65,349,898

		TOTAL COMMON STOCKS	1,450,491,626

		(Cost $1,086,373,874)

		TOTAL INVESTMENTS - 99.4%	1,450,491,626
		(Cost $1,086,373,874)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	8,439,255

		NET ASSETS - 100.0%	$1,458,930,881

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

EQUITY LINKED NOTES - 0.6%

GERMANY - 0.3%
$3,156,000	*	Deutsche Bank, Access Engineering Ltd	0.000%	09/23/22	$492,999
802,097	*	Deutsche Bank, John Keells	0.000	07/05/19	1,582,056

		TOTAL GERMANY			2,075,055

NIGERIA - 0.3%
13,671,230	*,m	Deutsche Bank, First Bank of Nigeria plc	0.000	04/04/18	1,777,260

		TOTAL NIGERIA			1,777,260

		TOTAL EQUITY LINKED NOTES			3,852,315

		(Cost $2,958,308)

SHARES		COMPANY

COMMON STOCKS - 98.2%

ARGENTINA - 0.2%
16,754	e	Mercadolibre, Inc	1,685,285

		TOTAL ARGENTINA	1,685,285

BRAZIL - 12.2%
128,900		Abril Educacao S.A.	2,770,311
178,800		Aliansce Shopping Centers S.A.	2,018,789
303,296		Banco Bradesco S.A. (Preference)	4,987,349
517,900		Banco Itau Holding Financeira S.A.	8,707,813
117,266	*	BHG S.A.-Brazil Hospitality Group	1,019,832
136,979	*,m	BIOSEV S.A.	898,930
278,800		BM&F Bovespa S.A.	1,935,540
252,200		BR Malls Participacoes S.A.	2,993,752
138,848		BR Properties S.A.	1,547,575
280,192		Brazil Pharma S.A.	1,792,557
121,935		BTG Pactual Participations Ltd	2,025,190
86,700		Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,801,379
366,700		Cia de Concessoes Rodoviarias	3,625,304
161,160		Companhia Brasileira de Meios de Pagamento	4,275,583
149,200		Cosan SA Industria e Comercio	3,542,172
917,500		Forjas Taurus S.A. (Preference)	1,215,232
169,500	*	Hypermarcas S.A.	1,356,339
154,000		Iochpe-Maxion S.A.	1,858,853
124,800		Linx S.A.	2,098,973
177,200		Mills Estruturas e Servicos de	2,909,419
99,433		Multiplan Empreendimentos Imobiliarios S.A.	2,832,778
58,800		Perdigao S.A.	1,454,754
551,145		Petroleo Brasileiro S.A.	5,283,499

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

233,900		Raia Drogasil S.A.	$2,519,328
337,900		Randon Participacoes S.A.	2,220,860
345,070		Satipel Industrial S.A.	2,609,476
185,900		Souza Cruz S.A.	2,833,912
143,200		Ultrapar Participacoes S.A.	3,815,565
393,100		Vale S.A.	6,729,314

		TOTAL BRAZIL	86,680,378

CAMBODIA - 0.4%
3,548,000		NagaCorp Ltd	2,820,860

		TOTAL CAMBODIA	2,820,860

CHILE - 1.2%
127,912,512		CorpBanca S.A.	1,757,829
5,461,007	*	Empresas La Polar S.A.	2,192,752
561,519		Parque Arauco S.A	1,452,116
255,417		SACI Falabella	2,914,503

		TOTAL CHILE	8,317,200

CHINA - 12.3%
6,074,000		Bank of China Ltd	2,845,876
296,500		Beijing Enterprises Holdings Ltd	2,219,766
1,132,000	*,e	Brilliance China Automotive Holdings Ltd	1,388,880
11,411,090		China Construction Bank	9,577,447
2,717,000		China Everbright International Ltd	2,103,336
1,643,400	e,m	China Metal Recycling Holdings Ltd	1,000,633
1,444,000		China Oilfield Services Ltd	2,854,768
1,486,000	e	China Overseas Land & Investment Ltd	4,537,146
819,400		China Pacific Insurance Group Co Ltd	2,953,314
870,000		China Resources Gas Group Ltd	2,442,747
3,758,000		China Southern Airlines Co Ltd	1,982,173
2,208,000	e	China Unicom Ltd	3,183,699
4,758,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	2,330,021
2,214,000		CNOOC Ltd	4,146,976
3,968,000	*	Country Garden Holdings Co Ltd	2,248,105
2,501,000		CPMC Holdings Ltd	1,968,881
83,390	*	Home Inns & Hotels Management, Inc (ADR)	2,078,079
3,840,000		Huaneng Power International, Inc	4,449,268
17,097,834		Industrial & Commercial Bank of China	12,052,343
2,150,500	e	Intime Department Store Group Co Ltd	2,555,379
2,933,500	e	KWG Property Holding Ltd	2,028,351
133,796		Spreadtrum Communications, Inc (ADR)	2,924,781
251,900	e	Tencent Holdings Ltd	8,690,106
698,000		Xinao Gas Holdings Ltd	4,041,115
997,000	*	Yanlord Land Group Ltd	1,145,265

		TOTAL CHINA	87,748,455

COLOMBIA - 1.4%
25,511,012		Bolsa de Valores de Colombia	398,373
386,159		Cementos Argos S.A.	1,724,411
324,507	*	Cemex Latam Holdings S.A.	2,275,888
800,491		Ecopetrol S.A.	1,925,475

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

171,401		Grupo Argos S.A.	$1,908,332
67,701		Pacific Rubiales Energy Corp	1,430,372

		TOTAL COLOMBIA	9,662,851

GREECE - 0.0%
14,096		Coca Cola Hellenic Bottling Co S.A.	347,699

		TOTAL GREECE	347,699

HONG KONG - 3.1%
744,000		AIA Group Ltd	3,309,652
22,290	*,m	Asia Pacific Investment Partners Limited	157,980
332,000	*	Galaxy Entertainment Group Ltd	1,490,485
622,000		Hang Lung Properties Ltd	2,421,872
830,000		Lifestyle International Holdings Ltd	1,835,406
668,000		Luk Fook Holdings International Ltd	1,900,077
114,130	*	Melco PBL Entertainment Macau Ltd (ADR)	2,808,739
1,732,000		SA SA International Holdings Ltd	1,805,864
988,800		Samsonite International	2,438,608
1,486,500		Techtronic Industries Co	3,562,269

		TOTAL HONG KONG	21,730,952

INDIA - 6.7%
65,926		Apollo Hospitals Enterprise Ltd	1,020,797
814,396	*	DEN Networks Ltd	3,349,861
301,523	*	Exide Industries Ltd	744,196
114,574		Havells India Ltd	1,401,237
282,437		HDFC Bank Ltd	3,586,181
181,468	*	Housing Development Finance Corp	2,858,553
2,633,208	*	IBN18 Broadcast Ltd	1,303,353
116,878		ICICI Bank Ltd	2,538,093
778,109	*	Idea Cellular Ltd	1,916,137
676,707		ITC Ltd	4,134,998
209,613	*	Lupin Ltd	2,737,620
62,188		Maruti Udyog Ltd	1,928,924
458,636	*	Mundra Port and Special Economic Zone Ltd	1,235,502
321,811	*	Phoenix Mills Ltd	1,621,450
506,113		Power Finance Corp Ltd	1,833,872
161,375		Reliance Industries Ltd	2,364,071
60,095		State Bank of India Ltd	2,530,288
281,027		Sun Pharmaceuticals Industries Ltd	4,964,052
204,635		Sun TV Network Ltd	1,587,243
83,337		Tata Consultancy Services Ltd	2,133,032
4,388,418	*	Unitech Ltd	2,196,606

		TOTAL INDIA	47,986,066

INDONESIA - 4.3%
23,762,500		PT ACE Hardware Indonesia Tbk	2,397,470
4,564,500		PT Bank Mandiri Persero Tbk	4,938,008
13,894,709	*	PT Bekasi Fajar Industrial Estate Tbk	1,428,849
5,872,000		PT Cardig Aero Services Tbk	483,168
1,106,500		PT Indocement Tunggal Prakarsa Tbk	3,010,833

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

4,780,000		PT International Nickel Indonesia Tbk	$1,406,933
3,883,500		PT Jasa Marga Tbk	2,679,983
59,048,000	*	PT Kawasan Industri Jababeka Tbk	1,825,770
12,297,875		PT Lippo Karawaci Tbk	1,709,240
8,216,500	*	PT MNC Sky Vision Tbk	2,008,311
5,613,200		PT Modern Internasional Tbk	554,910
3,251,000		PT Sumber Alfaria Trijaya Tbk	2,006,274
6,140,500		PT Summarecon Agung Tbk	1,644,248
6,261,000		PT Surya Citra Media Tbk	1,799,144
871,500		PT Telekomunikasi Indonesia Tbk (Series B)	1,049,968
2,415,000	*	Tower Bersama Infrastructure	1,404,665

		TOTAL INDONESIA	30,347,774

ITALY - 0.4%
273,400		Prada S.p.A	2,468,696

		TOTAL ITALY	2,468,696

JAPAN - 0.8%
246,900		Nexon Co Ltd	2,997,654
37,800	e	Uni-Charm Corp	2,444,200

		TOTAL JAPAN	5,441,854

KOREA, REPUBLIC OF - 11.4%
29,381		Cheil Industries, Inc	2,534,850
7,202		CJ O Shopping Co Ltd	2,142,730
174,530	*	Hynix Semiconductor, Inc	4,753,558
7,631		Hyundai Heavy Industries	1,396,157
23,838		Hyundai Motor Co	4,328,577
8,810		Hyundai Wia Corp	1,138,480
47,270		iMarketKorea, Inc	1,132,348
6,412		Korea Zinc Co Ltd	1,850,570
58,390	*	Korean Air Lines Co Ltd	1,873,777
28,827		LG Electronics, Inc	2,310,568
4,501		LG Household & Health Care Ltd	2,531,007
949		Lotte Confectionery Co Ltd	1,655,219
7,452		Lotte Shopping Co Ltd	2,782,926
145,137		Partron Co Ltd	3,069,743
29,260		Samsung Electronics Co Ltd	40,467,142
7,618		Samsung Fire & Marine Insurance Co Ltd	1,567,727
76,780		Samsung Heavy Industries Co Ltd	2,449,621
56,396		Shinhan Financial Group Co Ltd	1,953,394
30,620		Woongjin Coway Co Ltd	1,551,436

		TOTAL KOREA, REPUBLIC OF	81,489,830

LUXEMBOURG - 0.2%
146,393		O’Key Group S.A. (GDR)	1,756,716

		TOTAL LUXEMBOURG	1,756,716

MACAU - 0.8%
678,000	*	Sands China Ltd	3,564,898
616,000		Wynn Macau Ltd	1,873,539

		TOTAL MACAU	5,438,437

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

MALAYSIA - 2.5%
958,600		AMMB Holdings BHD	$2,110,968
997,500		Bumiputra-Commerce Holdings BHD	2,539,387
595,000		Bursa Malaysia BHD	1,399,148
1,103,200		Gamuda BHD	1,476,832
683,000		Malayan Banking BHD	2,160,713
641,200		Malaysia Airports Holdings BHD	1,268,701
959,300		SP Setia BHD	1,081,479
964,600		TM International BHD	2,147,569
665,100		Top Glove Corp BHD	1,381,572
3,137,700	*	UEM Land Holdings BHD	2,589,601

		TOTAL MALAYSIA	18,155,970

MEXICO - 6.8%
1,814,000	e	Alfa S.A. de C.V. (Class A)	4,212,941
1,151,406	*	Alsea SAB de C.V.	3,519,942
605,500		Bolsa Mexicana de Valores S.A. de C.V.	1,649,600
5,196,239	*,e	Cemex S.A. de C.V.	5,858,570
1,549,400	e	Compartamos SAB de C.V.	2,580,143
823,800	*	Credito Real SAB de C.V.	1,481,067
720,200		Fibra Uno Administracion S.A. de C.V.	2,769,932
610,100	e	Fomento Economico Mexicano S.A. de C.V.	6,938,447
920,300	*,e	Genomma Lab Internacional S.A. de C.V.	1,990,321
1,504,300	*	Grupo Famsa SAB de C.V.	2,993,163
716,380		Grupo Financiero Banorte S.A. de C.V.	5,401,922
96,360	*	Grupo Financiero Santander Mexico SAB de C.V. (ADR)	1,556,214
603,100		Grupo Mexico S.A. de C.V. (Series B)	2,158,629
241,447	*,e	Infraestructura Energetica, NV SAB de C.V.	823,230
589,406	e	Mexichem SAB de C.V.	3,004,236
520,010	*	TF Administradora Industrial S de RL de C.V.	1,234,683

		TOTAL MEXICO	48,173,040

PERU - 1.4%
449,986		Alicorp S.A.	1,685,532
44,902		Bolsa de Valores de Lima S.A.	186,879
23,556		Credicorp Ltd (NY)	3,547,298
1,191,948		Ferreyros S.A.	1,032,751
347,071		Grana y Montero S.A.	1,503,581
23,788	*	Inretail Peru Corp	570,912
34,787	*	Intergroup Financial Services Corp	1,224,850

		TOTAL PERU	9,751,803

PHILIPPINES - 4.8%
2,732,600		Alliance Global Group, Inc	1,575,524
2,591,100		Ayala Land, Inc	2,046,305
503,842		Banco de Oro Universal Bank	1,123,387
272,250		Bank of the Philippine Islands	679,912
4,385,100	*	Bloomberry Resorts Corp	1,279,534
37,888,023		Century Properties Group, Inc	1,969,883
109,140		GT Capital Holdings, Inc	2,099,189

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

975,640		International Container Term Services, Inc	$2,181,562
1,392,143		JG Summit Holdings (Series B)	1,606,484
23,673,000		Megaworld Corp	2,390,282
4,309,000	*	Melco Crown Philippines Resorts Corp	1,293,956
13,717,800		Metro Pacific Investments Corp	2,030,454
871,899		Metropolitan Bank & Trust	2,639,044
62,760		Philippine Stock Exchange, Inc	731,895
2,400,900		Robinsons Land Corp	1,499,104
278,110		Security Bank Corp	1,333,210
171,100		Semirara Mining Corp	1,247,085
92,676		SM Investments Corp	2,580,084
4,392,775		SM Prime Holdings	2,137,578
687,570		Universal Robina	1,984,581

		TOTAL PHILIPPINES	34,429,053

PUERTO RICO - 0.2%
57,873	*	EVERTEC, Inc	1,160,354

		TOTAL PUERTO RICO	1,160,354

RUSSIA - 5.5%
80,400		Eurasia Drilling Co Ltd (GDR)	3,149,776
384,390		LSR Group OJSC (GDR)	1,677,516
135,821		LUKOIL (ADR)	8,636,032
126,838		Magnit OAO (GDR)	6,481,462
96,570	*	MD Medical Group Investments plc (ADR)	1,689,975
16,328		NovaTek OAO (GDR)	1,657,498
155,851		Rosneft Oil Co (GDR)	1,068,909
806,766		Sberbank of Russian Federation (ADR)	10,412,703
196,042		Surgutneftegaz (ADR)	1,672,551
98,184	*	Yandex NV	2,527,256

		TOTAL RUSSIA	38,973,678

SINGAPORE - 1.7%
1,638,000		Ezion Holdings Ltd	2,721,746
264,000		Fraser and Neave Ltd	1,817,197
267,000		Keppel Corp Ltd	2,328,972
53,400		K-REIT Asia	65,536
1,649,000		Parkson Retail Asia Ltd	2,209,020
852,000		Petra Foods Ltd	2,821,001

		TOTAL SINGAPORE	11,963,472

SOUTH AFRICA - 3.5%
126,795		Aspen Pharmacare Holdings Ltd	2,757,384
151,186		Imperial Holdings Ltd	3,351,618
161,169		MTN Group Ltd	2,908,453
110,043		Naspers Ltd (N Shares)	7,374,269
763,446		Sanlam Ltd	3,917,100
38,966		Sasol Ltd	1,687,871
152,770		Shoprite Holdings Ltd	2,901,058

		TOTAL SOUTH AFRICA	24,897,753

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SWITZERLAND - 0.3%
95,047	*	Coca-Cola HBC AG.	$2,495,137

		TOTAL SWITZERLAND	2,495,137

TAIWAN - 6.0%
3,374,282		Advanced Semiconductor Engineering, Inc	2,943,071
725,000		Catcher Technology Co Ltd	3,680,470
1,282,000		Chipbond Technology Corp	3,268,162
582,000		Far EasTone Telecommunications Co Ltd	1,417,928
88,410		Formosa International Hotels Corp	966,115
132,000		Ginko International Co Ltd	2,450,111
394,000		High Tech Computer Corp	4,027,330
992,190		Hon Hai Precision Industry Co, Ltd	2,564,589
4,754,000		Taiwan Semiconductor Manufacturing Co Ltd	17,644,143
183,000		TPK Holding Co Ltd	3,723,122

		TOTAL TAIWAN	42,685,041

THAILAND - 3.8%
380,700		Advanced Info Service PCL	3,508,675
3,656,500		Amata Corp PCL (Foreign)	2,869,582
5,741,800		Asian Property Development PCL - NVDR	1,842,525
408,300		Bangkok Dusit Medical Services PCL (ADR)	2,351,882
580,100		Bangkok Life Assurance PCL (ADR)	1,498,234
301,800		Kasikornbank PCL - NVDR	2,184,033
2,298,000		Krung Thai Bank PCL	1,945,270
3,919,610		Minor International PCL (Foreign)	4,006,416
343,500	*	PTT Exploration & Production PCL (ADR)	1,806,931
155,800		Siam Cement PCL (ADR)	2,540,471
386,400		Siam Commercial Bank PCL	2,453,023

		TOTAL THAILAND	27,007,042

TURKEY - 4.2%
303,946		Anadolu Hayat Emeklilik AS	985,216
332,276		Aselsan Elektronik Sanayi Ve Ticaret AS	1,976,664
110,379		Coca-Cola Icecek AS	3,078,483
1,075,455		Emlak Konut Gayrimenkul Yatiri	1,844,546
530,308		Enka Insaat ve Sanayi AS	1,641,316
451,341		Haci Omer Sabanci Holding AS	2,813,238
435,055		KOC Holding AS	2,638,031
1,295,764		Sinpas Gayrimenkul Yatirim Ortakligi AS	1,007,189
261,530		TAV Havalimanlari Holding AS	1,847,212
566,047	*	Turk Hava Yollari	2,358,438
55,996		Turk Traktor ve Ziraat Makineleri AS	2,119,196
889,651		Turkiye Garanti Bankasi AS	4,922,365
780,148		Yapi ve Kredi Bankasi	2,424,512

		TOTAL TURKEY	29,656,406

UKRAINE - 0.3%
129,827	*	MHP SA (GDR)	2,401,799

		TOTAL UKRAINE	2,401,799

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 1.6%
970,038	*	Afren plc	$2,024,537
252,024	*	Ophir Energy plc	1,594,625
77,675		SABMiller plc (Johannesburg)	4,195,764
146,587	e	Standard Chartered plc (Hong Kong)	3,715,045

		TOTAL UNITED KINGDOM	11,529,971

UNITED STATES - 0.2%
18,196		Yum! Brands, Inc	1,239,511

		TOTAL UNITED STATES	1,239,511

		TOTAL COMMON STOCKS	698,443,083

		(Cost $603,355,076)

PREFERRED STOCKS - 0.9%

BRAZIL - 0.9%
151,960	*	Ambev Cia De Bebidas Das	6,288,786

		TOTAL BRAZIL	6,288,786

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)	4,183

		TOTAL PHILIPPINES	4,183

		TOTAL PREFERRED STOCKS	6,292,969

		(Cost $5,533,408)

RIGHTS / WARRANTS - 0.2%
BRAZIL - 0.0%
92		Cia Brasileira de Distribuicao Grupo Pao de Acucar	275

		TOTAL BRAZIL	275

UNITED STATES - 0.2%
1,116,000		Citigroup Global Markets Holdings	1,518,876

		TOTAL UNITED STATES	1,518,876

		TOTAL RIGHTS / WARRANTS	1,519,151

		(Cost $1,381,207)

SHORT-TERM INVESTMENTS - 4.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.6%
33,720,642	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	33,720,642

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	33,720,642

		TOTAL SHORT-TERM INVESTMENTS	33,720,642

		(Cost $33,720,642)

		TOTAL INVESTMENTS - 104.5%	743,828,160
		(Cost $646,948,641)
		OTHER ASSETS & LIABILITIES, NET - (4.5)%	(31,892,066)

		NET ASSETS - 100.0%	$711,936,094

TIAA-CREF FUNDS - Emerging Markets Equity Fund

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non Voting Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,588,744.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2013

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$211,820,869	29.8%
INFORMATION TECHNOLOGY	114,634,353	16.1
CONSUMER DISCRETIONARY	99,650,850	14.0
CONSUMER STAPLES	72,376,550	10.2
INDUSTRIALS	65,445,219	9.2
ENERGY	54,960,478	7.7
MATERIALS	40,582,029	5.7
HEALTH CARE	21,343,715	3.0
TELECOMMUNICATION SERVICES	17,537,095	2.5
UTILITIES	11,756,360	1.7
SHORT - TERM INVESTMENTS	33,720,642	4.6
OTHER ASSETS & LIABILITIES, NET	(31,892,066)	(4.5)

NET ASSETS	$711,936,094	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

AUSTRALIA - 8.7%
102,477	e	ALS Ltd	$1,041,678
101,801		Amcor Ltd	1,045,482
59,605		APA Group	402,526
223,878		Australia & New Zealand Banking Group Ltd	7,398,546
180,526		BHP Billiton Ltd	6,069,097
260,420		Brambles Ltd	2,357,784
202,909		Coca-Cola Amatil Ltd	3,187,615
56,248		Commonwealth Bank of Australia	4,287,271
36,010		Computershare Ltd	370,957
48,454		CSL Ltd	3,166,609
17,485	e	Flight Centre Ltd	692,260
264,666	e	Iluka Resources Ltd	2,458,840
908,817		Incitec Pivot Ltd	2,726,949
187,406		Lend Lease Corp Ltd	2,094,635
42,529		National Australia Bank Ltd	1,500,759
859,507	e	SP AusNet	1,118,529
498,179		Telstra Corp Ltd	2,572,972
3,690		Wesfarmers Ltd	166,007
598,797		Westfield Group	7,243,135
447,553		Westpac Banking Corp	15,700,172
72,630		Woodside Petroleum Ltd	2,833,564
132,104		Woolworths Ltd	4,989,468
65,017		WorleyParsons Ltd	1,537,112

		TOTAL AUSTRALIA	74,961,967

AUSTRIA - 0.5%
18,305		Andritz AG.	1,192,081
70,688	*	Erste Bank der Oesterreichischen Sparkassen AG.	2,215,621
77,055	*,e,m	Immoeast AG.	0
22,175		OMV AG.	1,041,662

		TOTAL AUSTRIA	4,449,364

BELGIUM - 1.4%
47,629	e	Belgacom S.A.	1,096,561
103,019	e	InBev NV	9,897,090
19,375		KBC Groep NV	758,355

		TOTAL BELGIUM	11,752,006

DENMARK - 0.8%
135		AP Moller - Maersk AS (Class A)	924,018
27,699		Novo Nordisk AS (Class B)	4,875,708
147,241		TDC AS	1,194,865
1,242		TrygVesta AS	107,648

		TOTAL DENMARK	7,102,239

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 0.6%
44,237		Kone Oyj (Class B)	$3,910,042
21,024	e	Neste Oil Oyj	328,307
33,152	e	Orion Oyj (Class B)	952,715

		TOTAL FINLAND	5,191,064

FRANCE - 9.3%
165,162		Alstom RGPT	6,782,897
233,116		AXA S.A.	4,365,477
37,548		BNP Paribas	2,093,597
122,460		Cap Gemini S.A.	5,646,156
40,634	e	Casino Guichard Perrachon S.A.	4,395,134
35,364		Edenred	1,178,100
1,943		Imerys S.A.	127,928
74,015		Lafarge S.A.	4,791,518
91,084		Michelin (C.G.D.E.) (Class B)	7,702,240
71,281		Publicis Groupe S.A.	4,956,759
114,949		Renault S.A.	7,933,184
115,447		Sanofi-Aventis	12,481,613
141,835		Total S.A.	7,139,555
6,135		Unibail-Rodamco	1,603,779
62,694		Veolia Environnement	867,208
174,801	e	Vinci S.A.	8,426,603

		TOTAL FRANCE	80,491,748

GERMANY - 7.9%
61,952	e	Allianz AG.	9,163,972
132,730	e	BASF AG.	12,425,196
19,795	e	Bayer AG.	2,069,497
66,388	*	Continental AG.	7,896,709
323,845		Deutsche Lufthansa AG.	6,484,152
27,445	e	Hannover Rueckversicherung AG.	2,322,014
36,558		Kabel Deutschland Holding AG.	3,470,436
21,068		Metro AG.	658,021
52,618	e	Muenchener Rueckver AG.	10,539,717
57,702		ProSiebenSat.1 Media AG.	2,202,355
29,831		SAP AG.	2,378,185
24,080		Siemens AG.	2,516,048
51,893		Suedzucker AG.	2,093,516
42,753		United Internet AG.	1,173,877
12,383	e	Volkswagen AG.	2,412,680

		TOTAL GERMANY	67,806,375

HONG KONG - 3.1%
737,000	*,e	Galaxy Entertainment Group Ltd	3,308,697
312,000	e	Hong Kong Electric Holdings Ltd	3,050,989
208,000		Hysan Development Co Ltd	1,032,986
881,200		MGM China Holdings Ltd	2,080,148
778,000		Sino Land Co	1,282,089
547,563		Sun Hung Kai Properties Ltd	7,917,809
751,000		Wharf Holdings Ltd	6,708,004

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

272,000		Wheelock & Co Ltd	$1,515,728

		TOTAL HONG KONG	26,896,450

INDIA - 0.1%
60,601	e	Vedanta Resources plc	1,146,706

		TOTAL INDIA	1,146,706

IRELAND - 0.3%
167,596		James Hardie Industries NV	1,765,295
26,500		Ryanair Holdings plc (ADR)	1,148,510

		TOTAL IRELAND	2,913,805

ISRAEL - 0.5%
152,748	*	Bank Hapoalim Ltd	710,546
242,923		Bezeq Israeli Telecommunication Corp Ltd	352,849
348		Delek Group Ltd	91,751
34,299		Israel Chemicals Ltd	408,724
41		Israel Corp Ltd	26,402
5,224	*	Mellanox Technologies Ltd	273,671
57,000		Teva Pharmaceutical Industries Ltd	2,188,432

		TOTAL ISRAEL	4,052,375

ITALY - 1.9%
1,254,800		Banca Intesa S.p.A. RSP	1,969,209
438,312		ENI S.p.A.	10,460,934
353,653		Fiat Industrial S.p.A.	3,993,553

		TOTAL ITALY	16,423,696

JAPAN - 21.6%
40,200	e	Aeon Co Ltd	569,126
32,900	e	Alfresa Holdings Corp	1,957,343
380,000		Amada Co Ltd	3,049,218
1,527,000		Aozora Bank Ltd	4,784,240
394,000		Asahi Kasei Corp	2,648,606
13,300		Astellas Pharma, Inc	775,191
40,200		Bridgestone Corp	1,517,284
133,500		Canon, Inc	4,801,260
39,200		Central Japan Railway Co	4,727,650
116,400		Chubu Electric Power Co, Inc	1,506,920
53,000		Chugoku Bank Ltd	924,105
97,000		Daicel Chemical Industries Ltd	782,868
254,000	e	Daihatsu Motor Co Ltd	5,038,533
18,000		Daiichi Sankyo Co Ltd	352,201
7,900		Denso Corp	354,241
10,400		East Japan Railway Co	877,934
15,000	e	FamilyMart Co Ltd	685,508
274,000		Fuji Electric Holdings Co Ltd	937,514
116,300		Fuji Folms Holdings Corp	2,389,212
17,000		Fuji Heavy Industries Ltd	320,883
3,760		Hakuhodo DY Holdings, Inc	309,875
166,000		Hino Motors Ltd	2,535,627

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

144,000		Hiroshima Bank Ltd	$759,110
80,300		Hitachi Construction Machinery Co Ltd	1,910,216
822,000		Hitachi Ltd	5,253,273
124,000	e	Hitachi Metals Ltd	1,281,981
58,500		Hokkaido Electric Power Co, Inc	742,290
82,500		Honda Motor Co Ltd	3,291,953
393		Inpex Holdings, Inc	1,901,847
209,000		Isuzu Motors Ltd	1,392,845
362,700		Itochu Corp	4,497,278
159		Japan Retail Fund Investment Corp	376,906
232,800		Japan Tobacco, Inc	8,800,123
57,200		JX Holdings, Inc	310,588
222,000		Kaneka Corp	1,337,361
37,000		Kansai Electric Power Co, Inc	452,041
14,000		Kansai Paint Co Ltd	179,646
57,100		KDDI Corp	2,745,786
17,000		Kirin Brewery Co Ltd	297,482
162,300		Komatsu Ltd	4,446,690
206,000		Kuraray Co Ltd	3,128,480
18,800	e	Lawson, Inc	1,480,202
99,400		Mediceo Paltac Holdings Co Ltd	1,559,594
299,400		Mitsubishi UFJ Financial Group, Inc	2,031,381
105,150		Mitsubishi UFJ Lease & Finance Co Ltd	593,950
138,800		Mitsui Sumitomo Insurance Group Holdings, Inc	3,724,097
825,000		Mitsui Trust Holdings, Inc	4,146,043
1,711,400		Mizuho Financial Group, Inc	3,765,862
98,700	e	Namco Bandai Holdings, Inc	1,798,947
33		Nippon Building Fund, Inc	475,475
56,200		Nippon Telegraph & Telephone Corp	2,794,834
194,000		Nishi-Nippon City Bank Ltd	647,183
243,100		Nissan Motor Co Ltd	2,536,092
125,100		NKSJ Holdings, Inc	3,175,181
1,122		NTT DoCoMo, Inc	1,857,917
158,000		ORIX Corp	2,424,401
231,000		Osaka Gas Co Ltd	1,001,158
10,000		Osaka Securities Exchange Co Ltd	1,227,501
1,100		Otsuka Corp	114,031
116,900	e	Otsuka Holdings KK	4,215,681
39,700		Park24 Co Ltd	801,065
162,000		Ricoh Co Ltd	1,802,590
70,000		Sekisui Chemical Co Ltd	881,478
237,000		Sekisui House Ltd	3,552,472
20,700		Seven & I Holdings Co Ltd	796,249
85,600	e	Shikoku Electric Power Co, Inc	1,551,658
26,100		Shionogi & Co Ltd	641,980
24,000		Softbank Corp	1,190,254
1,198,200		Sojitz Holdings Corp	1,881,271
130,500	e	Sony Corp	2,145,158
267,700		Sumitomo Mitsui Financial Group, Inc	12,653,463
193,500		Sumitomo Rubber Industries, Inc	3,572,991
11,300		Sysmex Corp	728,742
197,000		Taiheiyo Cement Corp	511,630

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

7,200	e	Taisho Pharmaceutical Holdings Co Ltd	$533,837
17,100		Tanabe Seiyaku Co Ltd	260,114
6,400		Terumo Corp	317,955
12,000		TonenGeneral Sekiyu KK	121,265
180,000		Toppan Printing Co Ltd	1,371,505
759,000		Toshiba Corp	4,185,259
92,000		Toto Ltd	954,161
107,500		Toyo Seikan Kaisha Ltd	1,473,212
199,400		Toyota Motor Corp	11,572,741
172,100		Toyota Tsusho Corp	4,793,250
22,100	e	Tsumura & Co	722,132
68,300		West Japan Railway Co	3,304,510

		TOTAL JAPAN	186,841,707

MACAU - 0.0%
37,200		Sands China Ltd	195,596

		TOTAL MACAU	195,596

NETHERLANDS - 3.9%
47,040		Boskalis Westminster	1,962,447
28,059	e	Heineken Holding NV	1,690,756
32,938	e	Heineken NV	2,331,179
439,309		Koninklijke Ahold NV	6,939,858
113,679		Koninklijke Philips Electronics NV	3,146,412
251,229		Royal Dutch Shell plc (A Shares)	8,553,160
216,010		Royal Dutch Shell plc (B Shares)	7,577,075
24,682		Unilever NV	1,051,733
22,361	e	Ziggo NV	799,652

		TOTAL NETHERLANDS	34,052,272

NEW ZEALAND - 0.2%
746,167		Telecom Corp of New Zealand Ltd	1,666,199

		TOTAL NEW ZEALAND	1,666,199

NORWAY - 1.1%
192,583		Telenor ASA	4,339,846
115,786	e	Yara International ASA	5,438,921

		TOTAL NORWAY	9,778,767

PORTUGAL - 0.0%
74,739		Energias de Portugal S.A.	256,878

		TOTAL PORTUGAL	256,878

SINGAPORE - 1.6%
646,000		Keppel Corp Ltd	5,634,890
129,200		K-REIT Asia	158,563
594,000		Oversea-Chinese Banking Corp	5,243,821
304,000		Singapore Exchange Ltd	1,851,152
112,000		United Overseas Land Ltd	650,286

		TOTAL SINGAPORE	13,538,712

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SPAIN - 2.9%
255,933		Abertis Infraestructuras S.A. (Continuous)	$4,775,542
217,947		Banco Bilbao Vizcaya Argentaria S.A.	2,121,619
3,892	*,e,m	Banco Bilbao Vizcaya Argentaria S.A. Temp	37,886
168,776		Banco Santander Central Hispano S.A.	1,218,824
239,912		Enagas	6,389,118
352,313		Gas Natural SDG S.A.	7,377,314
143,961		Repsol YPF S.A.	3,375,101

		TOTAL SPAIN	25,295,404

SWEDEN - 3.5%
394,471		Ericsson (LM) (B Shares)	4,905,788
694,095		Nordea Bank AB	8,352,060
216,826		Skandinaviska Enskilda Banken AB (Class A)	2,230,565
71,241		Svenska Handelsbanken (A Shares)	3,247,744
236,802		Swedbank AB (A Shares)	5,830,929
754,039		TeliaSonera AB	5,202,685

		TOTAL SWEDEN	29,769,771

SWITZERLAND - 8.7%
31,291		Actelion Ltd	1,915,896
6,584		Compagnie Financiere Richemont S.A.	532,834
369,367	e	Glencore International AG.	1,825,981
255,516		Nestle S.A.	18,221,470
147,895		Novartis AG.	10,948,307
79,267		Roche Holding AG.	19,843,732
24,028		Swiss Life Holding	3,806,609
118,191		Swiss Re Ltd	9,405,828
8,178		Swisscom AG.	3,851,999
10,613		Syngenta AG.	4,537,261

		TOTAL SWITZERLAND	74,889,917

UNITED KINGDOM - 19.1%
538,725		Aberdeen Asset Management plc	3,760,466
263,350		Antofagasta plc	3,695,343
19,976		ARM Holdings plc	310,705
213,356		AstraZeneca plc (ADR)	11,077,444
943,258		BAE Systems plc	5,509,278
1,080,475		Barclays plc	4,821,593
357,575		BHP Billiton plc	10,059,578
346,711		BP plc (ADR)	15,116,600
123,589		British American Tobacco plc	6,851,183
27,256		British Sky Broadcasting plc	357,209
1,578,669		BT Group plc	6,787,688
25,425		Croda International plc	980,121
354,188		Diageo plc	10,816,039
848,055		GKN plc	3,630,079
181,803		GlaxoSmithKline plc	4,690,785
1,257,893		HSBC Holdings plc	13,776,428
71,110		IMI plc	1,370,726
19,273		Inmarsat plc	216,635
18,369		InterContinental Hotels Group plc	542,733

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

463,872	*	International Consolidated Airlines	$1,954,018
546,026		J Sainsbury plc	3,235,990
2,272,997		Legal & General Group plc	5,994,223
42,692		London Stock Exchange Group plc	890,835
663,375		National Grid plc	8,456,177
63,202		Next plc	4,284,237
383,491		Prudential plc	6,593,963
102,250		Reckitt Benckiser Group plc	7,464,341
277,590		Reed Elsevier plc	3,245,393
236,140		Rolls-Royce Group plc	4,151,173
28,100,660	*,m	Rolls-Royce Holdings plc	43,650
251,893		Sage Group plc	1,321,586
20,122		Standard Chartered plc	506,418
295,349		Standard Life plc	1,720,921
185,012		Tate & Lyle plc	2,427,999
160,029		Tesco plc	910,242
12,215		Unilever plc	529,236
207,243		Vodafone Group plc (ADR)	6,339,563
17,052		Xstrata plc	256,606

		TOTAL UNITED KINGDOM	164,697,204

UNITED STATES - 0.5%
75,000	d	iShares MSCI EAFE Index Fund	4,645,500

		TOTAL UNITED STATES	4,645,500

		TOTAL COMMON STOCKS	848,815,722

		(Cost $733,001,871)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
187,405	e	Banco Santander S.A.	39,242

		TOTAL SPAIN	39,242

		TOTAL RIGHTS / WARRANTS	39,242

		(Cost $36,828)

SHORT-TERM INVESTMENTS - 9.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 9.1%
78,856,879	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	78,856,879

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	78,856,879

		TOTAL SHORT-TERM INVESTMENTS	78,856,879

		(Cost $78,856,879)

		TOTAL INVESTMENTS - 107.3%	927,711,843
		(Cost $811,895,578)
		OTHER ASSETS & LIABILITIES, NET - (7.3)%	(63,255,601)

		NET ASSETS - 100.0%	$864,456,242

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $75,149,233.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2013

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$221,145,442	25.7%
INDUSTRIALS	104,591,490	12.1
CONSUMER STAPLES	100,485,567	11.6
CONSUMER DISCRETIONARY	93,729,043	10.8
HEALTH CARE	86,275,507	10.0
MATERIALS	71,129,734	8.2
ENERGY	60,388,520	7.0
TELECOMMUNICATION SERVICES	43,010,305	5.0
INFORMATION TECHNOLOGY	34,926,550	4.0
UTILITIES	33,172,806	3.8
SHORT - TERM INVESTMENTS	78,856,879	9.1
OTHER ASSETS & LIABILITIES, NET	(63,255,601)	(7.3)

NET ASSETS	$864,456,242	100.0%

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUSTRALIA - 5.1%
218,696		BHP Billiton Ltd	$7,352,333
1,129,303		Fortescue Metals Group Ltd	4,125,230
225,341		Mineral Resources Ltd	2,281,733
110,901		Monadelphous Group Ltd	2,409,824

		TOTAL AUSTRALIA	16,169,120

BRAZIL - 0.9%
179,096		Vale S.A. (Preference)	2,921,751

		TOTAL BRAZIL	2,921,751

CANADA - 8.2%
15,936		Agrium, Inc (Toronto)	1,460,806
585,346	*	Ainsworth Lumber Co Ltd	2,265,968
124,123		Cenovus Energy, Inc (Toronto)	3,714,635
235,757	*	Detour Gold Corp	2,836,245
49,558		First Quantum Minerals Ltd	865,279
178,681		Potash Corp of Saskatchewan Toronto	7,520,050
47,000		Saputo, Inc	2,419,862
57,777	*	Tourmaline Oil Corp	2,292,269
50,867		Vermilion Energy Trust	2,610,377

		TOTAL CANADA	25,985,491

CHILE - 1.8%
90,108		CAP S.A.	2,864,629
59,620		Sociedad Quimica y Minera de Chile S.A. (ADR)	2,950,594

		TOTAL CHILE	5,815,223

CHINA - 1.1%
1,433,000		CNOOC Ltd	2,684,108
666,000		Zhaojin Mining Industry Co Ltd	744,614

		TOTAL CHINA	3,428,722

COLOMBIA - 1.0%
64,082		Ecopetrol S.A. (ADR)	3,048,381

		TOTAL COLOMBIA	3,048,381

GERMANY - 1.0%
37,658		Fuchs Petrolub AG. (Preference)	3,178,529

		TOTAL GERMANY	3,178,529

INDIA - 1.7%
157,196		Engineers India Ltd	505,653
538,622		ITC Ltd	3,291,233

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES	COMPANY	VALUE

71,789	Kaveri Seed Co Ltd	$1,568,647

	TOTAL INDIA	5,365,533

INDONESIA - 3.5%
754,500	PT Astra Agro Lestari Tbk	1,375,310
5,714,500	PT Charoen Pokphand Indonesia Tbk	2,969,520
274,000	PT Indo Tambangraya Megah	1,036,743
5,279,000	PT Perusahaan Gas Negara	3,395,592
1,573,500	PT Tambang Batubara Bukit Asam Tbk	2,469,562

	TOTAL INDONESIA	11,246,727

ISRAEL - 1.6%
428,074	Israel Chemicals Ltd	5,101,141

	TOTAL ISRAEL	5,101,141

JAPAN - 2.2%
144,400	JFE Holdings, Inc	3,135,200
277,000	Nippon Steel Corp	737,783
222,700	Sumitomo Metal Mining Co Ltd	3,117,649

	TOTAL JAPAN	6,990,632

KOREA, REPUBLIC OF - 0.4%
3,977	Korea Zinc Co Ltd	1,147,804

	TOTAL KOREA, REPUBLIC OF	1,147,804

MALAYSIA - 0.9%
372,900	Genting Plantations BHD	1,049,728
260,100	Kuala Lumpur Kepong BHD	1,843,141

	TOTAL MALAYSIA	2,892,869

MEXICO - 1.5%
172,634	Fresnillo plc	3,120,326
39,499	Industrias Penoles S.A. de C.V.	1,649,177

	TOTAL MEXICO	4,769,503

NORWAY - 2.4%
180,563	Statoil ASA	4,420,428
66,201	Yara International ASA	3,109,720

	TOTAL NORWAY	7,530,148

POLAND - 1.1%
75,303	KGHM Polska Miedz S.A.	3,543,068

	TOTAL POLAND	3,543,068

RUSSIA - 1.1%
17,171	NovaTek OAO (GDR)	1,743,073
52,263	Uralkali (GDR)	1,895,324

	TOTAL RUSSIA	3,638,397

SINGAPORE - 0.4%
2,865,300	Golden Agri-Resources Ltd	1,234,717

	TOTAL SINGAPORE	1,234,717

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 0.3%
24,405		Assore Ltd	$794,145

		TOTAL SOUTH AFRICA	794,145

SPAIN - 0.8%
54,942		Tecnicas Reunidas S.A.	2,662,303

		TOTAL SPAIN	2,662,303

SWEDEN - 0.7%
147,334		Boliden AB	2,352,915

		TOTAL SWEDEN	2,352,915

SWITZERLAND - 5.1%
38,007		Syngenta AG.	16,248,720

		TOTAL SWITZERLAND	16,248,720

TURKEY - 2.3%
217,627		Koza Altin Isletmeleri AS	4,365,159
104,777		Tupras Turkiye Petrol Rafine	2,928,216

		TOTAL TURKEY	7,293,375

UNITED ARAB EMIRATES - 1.1%
338,007		Dragon Oil plc	3,330,306

		TOTAL UNITED ARAB EMIRATES	3,330,306

UNITED KINGDOM - 8.4%
252,095		Antofagasta plc	3,537,412
331,262		BHP Billiton plc	9,319,321
73,944		Croda International plc	2,850,505
17,777		Rio Tinto Ltd	1,034,581
214,364		Rio Tinto plc	9,843,611

		TOTAL UNITED KINGDOM	26,585,430

UNITED STATES - 43.7%
55,087		Alliance Holdings GP LP	3,424,208
64,245		Ball Corp	2,834,489
54,714		Cabot Oil & Gas Corp	3,723,288
27,337		CF Industries Holdings, Inc	5,098,624
110,963		Chevron Corp	13,538,596
25,211		Cimarex Energy Co	1,844,941
173,713		Cliffs Natural Resources, Inc	3,707,035
27,958		Compass Minerals International, Inc	2,419,485
37,577	*	Concho Resources, Inc	3,236,507
57,095		Consol Energy, Inc	1,920,676
50,458	*	Continental Resources, Inc	4,032,603
22,893		Core Laboratories NV	3,314,449
16,904		Deere & Co	1,509,527
33,834		EOG Resources, Inc	4,099,328
84,251		Exxon Mobil Corp	7,497,497

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

55,273		FMC Corp			$3,355,071
420,844	*	Graphic Packaging Holding Co			3,164,747
57,338		Holly Corp			2,835,364
69,086		International Paper Co			3,245,660
79,671	*	Kodiak Oil & Gas Corp			623,824
49,926		LyondellBasell Industries AF S.C.A			3,030,508
59,777		Magellan Midstream Partners LP			3,169,974
142,771		Monsanto Co			15,250,798
143,953		Mosaic Co			8,866,065
14,196		NewMarket Corp			3,814,465
27,777		Newmont Mining Corp			899,975
75,946	*	Oasis Petroleum, Inc			2,599,632
21,777		Occidental Petroleum Corp			1,943,815
67,213		Packaging Corp of America			3,196,650
27,490		Pioneer Natural Resources Co			3,360,103
58,845		Plum Creek Timber Co, Inc			3,032,871
64,778		Potlatch Corp			3,067,238
53,978		Rayonier, Inc			3,207,373
116,419		Southern Copper Corp (NY)			3,880,245
60,763		Walter Energy, Inc			1,088,873
92,883		Western Refining, Inc			2,871,014

		TOTAL UNITED STATES			138,705,518

		TOTAL COMMON STOCKS			311,980,468

		(Cost $300,597,233)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.9%
TREASURY DEBT - 2.9%
$9,200,000		United States Treasury Bill	0.035%	05/09/13	9,199,928

		TOTAL TREASURY DEBT			9,199,928

		TOTAL SHORT-TERM INVESTMENTS			9,199,928

		(Cost $9,199,928)

		TOTAL INVESTMENTS - 101.2%			321,180,396
		(Cost $309,797,161)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(3,764,980)

		NET ASSETS - 100.0%			$317,415,416

		Abbreviation(s):
		ADR American Depositary Receipt
		GDR Global Depositary Receipt

	*	Non-income producing

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2013

SECTOR	VALUE	% OF NET ASSETS

MATERIALS	$179,842,282	56.6%
ENERGY	96,976,216	30.6
CONSUMER STAPLES	15,752,158	5.0
FINANCIALS	9,307,482	2.9
INDUSTRIALS	6,706,738	2.1
UTILITIES	3,395,592	1.1
SHORT - TERM INVESTMENTS	9,199,928	2.9
OTHER ASSETS & LIABILITIES, NET	(3,764,980)	(1.2)

NET ASSETS	$317,415,416	100.0%

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.6%

CHINA - 1.6%
13,864,000		Anhui Conch Cement Co Ltd	$50,334,012

		TOTAL CHINA	50,334,012

FRANCE - 12.2%
143,910		Atos Origin S.A.	10,025,310
2,253,398		BNP Paribas	125,644,731
852,267		Compagnie Generale d’Optique Essilor International S.A.	96,027,043
178,918	e	Nexity	6,439,355
1,803,812	e	Renault S.A.	124,489,753
71,602	e	Technip S.A.	7,680,052
346,805	e	Vinci S.A.	16,718,371

		TOTAL FRANCE	387,024,615

GERMANY - 16.3%
1,621,037	e	Bayer AG.	169,473,655
353,411	*	Continental AG.	42,037,476
1,636,390		Deutsche Post AG.	38,898,522
1,579,215	*	Evonik Industries AG.	66,967,884
758,323	e	Henkel KGaA (Preference)	71,590,923
1,042,078		Lanxess AG.	76,104,288
333,878	e	Merck KGaA	50,865,195

		TOTAL GERMANY	515,937,943

HONG KONG - 2.1%
8,304,200		AIA Group Ltd	36,940,874
7,358,000		Hang Lung Properties Ltd	28,649,737

		TOTAL HONG KONG	65,590,611

INDIA - 2.8%
5,491,792		HDFC Bank Ltd	69,730,803
4,043,592		Mahindra & Mahindra Financial Services Ltd	17,144,100

		TOTAL INDIA	86,874,903

INDONESIA - 0.9%
38,742,500		PT Indofood Sukses Makmur Tbk	29,324,137

		TOTAL INDONESIA	29,324,137

ITALY - 1.7%
10,026,900	*	UniCredit S.p.A	52,406,976

		TOTAL ITALY	52,406,976

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 8.7%
2,274,100		Asics Corp	$41,053,603
60,800		Daikin Industries Ltd	2,441,557
281,658		Denso Corp	12,629,725
5,050		Fanuc Ltd	762,308
64,000		Fast Retailing Co Ltd	23,469,702
5,086,000		Hitachi Ltd	32,503,830
36,497		Kao Corp	1,261,994
27,230		Komatsu Ltd	746,047
33,757		Mitsubishi Corp	607,702
253,984		Mitsubishi Electric Corp	2,421,328
382,000	e	Mitsubishi Heavy Industries Ltd	2,634,291
1,306,047		Mitsubishi UFJ Financial Group, Inc	8,861,319
25,000		Mitsui Trust Holdings, Inc	125,638
61,747		Nomura Holdings, Inc	504,640
2,159,175	*	Olympus Corp	54,212,066
699,850		Shin-Etsu Chemical Co Ltd	47,178,559
24,350		Sony Corp	400,265
77,150		Sumitomo Corp	965,843
2,050,000		Sumitomo Heavy Industries Ltd	9,128,125
17,000		Sumitomo Metal Mining Co Ltd	237,989
14,000		Suruga Bank Ltd	247,690
530,900		Toyota Motor Corp	30,812,278
68,000		United Arrows Ltd	2,636,447

		TOTAL JAPAN	275,842,946

MACAU - 1.6%
16,372,800		Wynn Macau Ltd	49,797,217

		TOTAL MACAU	49,797,217

NETHERLANDS - 0.5%
256,830		Akzo Nobel NV	15,489,512
14,029		Royal Dutch Shell plc (A Shares)	477,621

		TOTAL NETHERLANDS	15,967,133

SWEDEN - 5.9%
848,324	e	Assa Abloy AB (Class B)	33,948,884
5,417,084	e	SKF AB (B Shares)	126,458,625
1,712,647	e	Trelleborg AB (B Shares)	25,499,896

		TOTAL SWEDEN	185,907,405

SWITZERLAND - 17.7%
2,408,784		Adecco S.A.	128,842,817
115,091		Burckhardt Compression Holding AG.	47,068,530
6,927,917		Clariant AG.	101,358,898
1,507,667		Holcim Ltd	117,605,553
1,403,926		Novartis AG.	103,929,231
242,950		Swatch Group AG. Reg	24,431,247
2,042,576		UBS AG. (Switzerland)	36,436,311

		TOTAL SWITZERLAND	559,672,587

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UNITED KINGDOM - 24.6%
121,982	*	Afren plc			$254,585
1,741,268		Barclays plc			7,770,366
274,010		BG Group plc			4,625,655
2,512,285		British Sky Broadcasting plc			32,925,213
1,846,303	e	Carnival plc			66,658,834
4,254,664		Drax Group plc			40,606,104
7,755,269		Filtrona plc			85,290,913
112,720,106	*	Lloyds TSB Group plc			95,754,922
39,291,076		Man Group plc			62,476,454
1,022,945		Reckitt Benckiser Group plc			74,675,896
5,707,415		Reed Elsevier plc			66,727,197
30,632		Rio Tinto plc			1,406,624
12,575,820		Tate & Lyle plc			165,038,391
2,965,485		Travis Perkins plc			66,168,116
178,872		Whitbread plc			7,110,730

		TOTAL UNITED KINGDOM			777,490,000

		TOTAL COMMON STOCKS			3,052,170,485

		(Cost $2,714,892,370)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 12.9%
TREASURY DEBT - 0.1%
$2,700,000		United States Treasury Bill	0.035%	05/16/13	2,699,961

		TOTAL TREASURY DEBT			2,699,961

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 12.8%
405,454,173	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			405,454,173

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			405,454,173

		TOTAL SHORT-TERM INVESTMENTS			408,154,134

		(Cost $408,154,134)

		TOTAL INVESTMENTS - 109.5%			3,460,324,619
		(Cost $3,123,046,504)
		OTHER ASSETS & LIABILITIES, NET - (9.5)%			(299,612,770)

		NET ASSETS - 100.0%			$3,160,711,849

	*	Non-income producing
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $388,376,789.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2013

SECTOR	VALUE	% OF NET ASSETS

MATERIALS	$561,974,230	17.8%
FINANCIALS	542,694,562	17.2
CONSUMER DISCRETIONARY	531,619,041	16.8
INDUSTRIALS	503,310,963	15.9
HEALTH CARE	474,507,191	15.0
CONSUMER STAPLES	341,891,341	10.8
INFORMATION TECHNOLOGY	42,529,140	1.4
UTILITIES	40,606,104	1.3
ENERGY	13,037,913	0.4
SHORT - TERM INVESTMENTS	408,154,134	12.9
OTHER ASSETS & LIABILITIES, NET	(299,612,770)	(9.5)

NET ASSETS	$3,160,711,849	100.0%

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUSTRALIA - 3.2%
19,432		Australia & New Zealand Banking Group Ltd	$642,173
10,487		BHP Billiton Ltd	352,562
7,711		National Australia Bank Ltd	272,105
55,830		Westfield Group	675,328

		TOTAL AUSTRALIA	1,942,168

BELGIUM - 0.9%
8,946		UCB S.A.	527,977

		TOTAL BELGIUM	527,977

BRAZIL - 1.9%
34,900		BTG Pactual Participations Ltd	579,646
99,000	*	Minerva S.A.	564,089

		TOTAL BRAZIL	1,143,735

CANADA - 6.2%
9,870		Barrick Gold Corp (Canada)	194,569
5,244		Canadian National Railway Co	513,391
10,178		Dollarama, Inc	745,582
17,696		iShares MSCI Canada Index Fund	495,842
12,029		Royal Bank of Canada (Toronto)	725,716
18,508		Suncor Energy, Inc	577,037
7,095		Toronto-Dominion Bank	581,643

		TOTAL CANADA	3,833,780

CHINA - 1.5%
600,000		China Everbright International Ltd	464,483
13,600		Tencent Holdings Ltd	469,176

		TOTAL CHINA	933,659

DENMARK - 2.6%
19,741		Christian Hansen Holding	712,384
4,936		Novo Nordisk AS (Class B)	868,858

		TOTAL DENMARK	1,581,242

FINLAND - 0.7%
30,229		Outotec Oyj	442,247

		TOTAL FINLAND	442,247

FRANCE - 4.9%
11,721		BNP Paribas	653,538
39,481	*	GameLoft	265,172
2,636		L’Oreal S.A.	470,502

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

2,775		Remy Cointreau S.A.	$323,038
4,010		Rubis	257,878
4,936		Technip S.A.	529,437
11,413		Teleperformance	501,926

		TOTAL FRANCE	3,001,491

GERMANY - 4.3%
4,626		Allianz AG.	684,280
7,403		Beiersdorf AG.	670,581
6,408		Deutsche Bank AG.	294,980
3,393		Muenchener Rueckver AG.	679,639
12,647		Wirecard AG.	339,966

		TOTAL GERMANY	2,669,446

HONG KONG - 2.3%
165,800		AIA Group Ltd	737,554
121,500		Link Real Estate Investment Trust	688,759

		TOTAL HONG KONG	1,426,313

INDIA - 2.2%
21,893	*	iPath MSCI India Index ETN	1,328,467

		TOTAL INDIA	1,328,467

INDONESIA - 1.7%
3,010,500	*	PT Express Transindo Utama Tbk	405,961
4,550,000		PT Lippo Karawaci Tbk	632,389

		TOTAL INDONESIA	1,038,350

IRELAND - 2.7%
27,452		CRH plc	591,141
7,403		Paddy Power plc	623,473
32,079		Smurfit Kappa Group plc	476,948

		TOTAL IRELAND	1,691,562

ISRAEL - 0.8%
12,337		Teva Pharmaceutical Industries Ltd (ADR)	472,384

		TOTAL ISRAEL	472,384

ITALY - 3.5%
22,826	*	Brunello Cucinelli S.p.A	489,225
38,248		De’Longhi S.p.A.	580,445
24,985		Lottomatica S.p.A.	637,398
24,368	*	Yoox S.p.A	457,509

		TOTAL ITALY	2,164,577

JAPAN - 15.7%
107,000		Aozora Bank Ltd	335,242
25,200		Bridgestone Corp	951,133
16,300		Canon, Inc	586,221
56,000		Daiwa Securities Group, Inc	496,868
33,000		Fuji Heavy Industries Ltd	622,891

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

9,500		Jin Co Ltd	$562,057
118,000		Mitsui OSK Lines Ltd	491,391
18,400		MonotaRO Co Ltd	468,866
47,000		Okasan Holdings, Inc	589,681
3,000		Oriental Land Co Ltd	485,011
30,800		Park24 Co Ltd	621,481
9,200		Sanrio Co Ltd	461,942
17,500		Seria Co Ltd	427,280
12,700		Sumitomo Mitsui Financial Group, Inc	600,295
6,000		Sumitomo Realty & Development Co Ltd	283,568
20,700		Toyota Motor Corp	1,201,383
104		Wacom Co Ltd	476,673

		TOTAL JAPAN	9,661,983

KOREA, REPUBLIC OF - 3.2%
6,477		Medy-Tox, Inc	710,000
925		Samsung Electronics Co Ltd	1,279,293

		TOTAL KOREA, REPUBLIC OF	1,989,293

NETHERLANDS - 2.9%
9,870		DSM NV	636,178
5,244		Gemalto NV	428,659
20,667		Royal Dutch Shell plc (A Shares)	703,614

		TOTAL NETHERLANDS	1,768,451

NORWAY - 3.2%
8,636	*	Algeta ASA	293,472
52,745		DNB NOR Holding ASA	863,726
9,562	*	Norwegian Air Shuttle AS	459,887
24,985		Petroleum Geo-Services ASA	367,090

		TOTAL NORWAY	1,984,175

PANAMA - 0.4%
2,102		Copa Holdings S.A. (Class A)	263,969

		TOTAL PANAMA	263,969

PHILIPPINES - 2.0%
5,972,000		Megaworld Corp	602,998
219,400	*	Melco Crown Philippines Resorts Corp	65,884
1,122,700		SM Prime Holdings	546,319

		TOTAL PHILIPPINES	1,215,201

RUSSIA - 1.9%
47,810		Gazprom OAO (ADR)	380,757
15,423		Magnit OAO (GDR)	788,120

		TOTAL RUSSIA	1,168,877

SOUTH AFRICA - 1.1%
103,200		African Bank Investments Ltd	327,979
88,700		Life Healthcare Group Holdings Pte Ltd	374,728

		TOTAL SOUTH AFRICA	702,707

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

SPAIN - 1.1%
24,058		Amadeus IT Holding S.A.	$709,869

		TOTAL SPAIN	709,869

SWEDEN - 1.9%
33,312		Elekta AB (B Shares)	510,787
33,004		Intrum Justitia AB	678,798

		TOTAL SWEDEN	1,189,585

SWITZERLAND - 4.3%
7,711		Lonza Group AG.	537,318
10,178		Nestle S.A.	725,818
13,264		Novartis AG.	981,902
925		Syngenta AG.	395,455

		TOTAL SWITZERLAND	2,640,493

TAIWAN - 4.3%
95,000		Cleanaway Co Ltd	773,136
44,000		Ginko International Co Ltd	816,704
47,000		King Slide Works Co Ltd	374,604
33,000		TPK Holding Co Ltd	671,383

		TOTAL TAIWAN	2,635,827

THAILAND - 0.8%
65,400		Bangkok Bank PCL (ADR)	504,675

		TOTAL THAILAND	504,675

TURKEY - 0.6%
60,519		Haci Omer Sabanci Holding AS	377,219

		TOTAL TURKEY	377,219

UKRAINE - 0.5%
17,582	*	MHP SA (GDR)	325,267

		TOTAL UKRAINE	325,267

UNITED KINGDOM - 15.3%
23,750		Aggreko plc	658,364
112,393		Ashtead Group plc	1,027,885
61,690	*	Avanti Communications Group plc	285,562
16,657		Aveva Group plc	574,976
216,532		Barclays plc	966,269
20,975		easyJet plc	364,744
67,243	*	esure Group plc	310,483
728,253	*	Monitise plc	381,791
23,750		PayPoint plc	300,486
9,870		Rio Tinto Ltd	574,412
14,806		SABMiller plc	798,891
66,934	*	Sports Direct International plc	486,394
25,601		Standard Chartered plc	644,311
41,332		Telecity Group plc	593,196

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

8,946		Unilever plc	$387,601
13,880		Whitbread plc	551,774
30,537		WPP plc	504,847

		TOTAL UNITED KINGDOM	9,411,986

		TOTAL COMMON STOCKS	60,746,975

		(Cost $59,192,320)

		TOTAL INVESTMENTS - 98.6%	60,746,975
		(Cost $59,192,320)
		OTHER ASSETS & LIABILITIES, NET - 1.4%	844,951

		NET ASSETS - 100.0%	$61,591,926

		Abbreviation(s):
		ADR American Depositary Receipt
		ETN Exchange Traded Note
		GDR Global Depositary Receipt

	*	Non-income producing

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2013

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$17,121,693	27.7%
CONSUMER DISCRETIONARY	9,854,228	16.0
INDUSTRIALS	8,811,621	14.3
INFORMATION TECHNOLOGY	6,776,375	11.0
HEALTH CARE	6,094,129	9.9
CONSUMER STAPLES	5,053,905	8.2
MATERIALS	3,933,649	6.4
ENERGY	2,557,935	4.2
TELECOMMUNICATION SERVICES	285,562	0.5
UTILITIES	257,878	0.4
OTHER ASSETS & LIABILITIES, NET	844,951	1.4

NET ASSETS	$61,591,926	100.0%

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.0%
8,659	e	Allison Transmission Holdings, Inc	$197,512
27,219	*	American Axle & Manufacturing Holdings, Inc	363,918
41,084	*	BorgWarner, Inc	3,211,536
20,707		Cooper Tire & Rubber Co	515,397
53,638		Dana Holding Corp	925,256
117,081		Delphi Automotive plc	5,410,313
8,853		Dorman Products, Inc	334,112
6,332		Drew Industries, Inc	228,585
17,940	*,e	Exide Technologies	15,197
4,904	*	Federal Mogul Corp (Class A)	36,682
1,340,547		Ford Motor Co	18,378,899
6,002	*	Fuel Systems Solutions, Inc	94,291
275,879	*	General Motors Co	8,508,108
47,789		Gentex Corp	1,075,252
13,531	*	Gentherm, Inc	206,077
90,143	*	Goodyear Tire & Rubber Co	1,126,337
81,416		Harley-Davidson, Inc	4,449,384
243,118		Johnson Controls, Inc	8,511,561
35,583		Lear Corp	2,055,986
17,969	*	Modine Manufacturing Co	164,237
1,282		Shiloh Industries, Inc	12,628
9,319		Spartan Motors, Inc	49,577
5,493		Standard Motor Products, Inc	168,306
12,572	*	Stoneridge, Inc	95,170
11,777		Superior Industries International, Inc	216,226
22,967	*	Tenneco, Inc	888,134
24,149	*,e	Tesla Motors, Inc	1,303,805
14,192		Thor Industries, Inc	526,381
1,939	*	Tower International, Inc	31,199
35,398	*	TRW Automotive Holdings Corp	2,126,358
19,562	*	Visteon Corp	1,150,050
13,988	*	Winnebago Industries, Inc	256,260

		TOTAL AUTOMOBILES & COMPONENTS	62,632,734

BANKS - 3.3%
4,217		1st Source Corp	99,226
7,729		1st United Bancorp, Inc	51,243
2,100		Access National Corp	26,397
2,236		American National Bankshares, Inc	48,588
6,625	*	Ameris Bancorp	91,889
2,041		Ames National Corp	40,106
8,028		Apollo Residential Mortgage	178,703
2,873	e	Arrow Financial Corp	69,498
68,155		Associated Banc-Corp	972,572

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,849		Astoria Financial Corp	$276,662
2,415		Bancfirst Corp	101,044
15,824		Banco Latinoamericano de Exportaciones S.A. (Class E)	359,047
31,280	e	Bancorpsouth, Inc	500,480
12,833		Bank Mutual Corp	66,475
18,094	e	Bank of Hawaii Corp	862,903
1,744		Bank of Kentucky Financial Corp	45,728
1,483		Bank of Marin Bancorp	58,727
13,373		Bank of the Ozarks, Inc	547,357
5,871		BankFinancial Corp	46,322
12,558		BankUnited	318,345
7,813		Banner Corp	255,251
1,149		Bar Harbor Bankshares	41,364
251,894		BB&T Corp	7,750,778
29,122		BBCN Bancorp, Inc	375,091
9,242	*	Beneficial Mutual Bancorp, Inc	79,019
12,197		Berkshire Hills Bancorp, Inc	315,414
5,657	*	BofI Holding, Inc	230,692
9,554		BOK Financial Corp	597,029
25,838		Boston Private Financial Holdings, Inc	249,078
2,535		Bridge Bancorp, Inc	51,182
2,725	*	Bridge Capital Holdings	39,731
25,345		Brookline Bancorp, Inc	212,898
3,054		Bryn Mawr Bank Corp	70,944
2,352	*	BSB Bancorp, Inc	32,340
944		C&F Financial Corp	37,949
2,137		Camden National Corp	71,354
2,314		Cape Bancorp, Inc	20,849
3,200	*	Capital Bank Financial Corp	57,184
3,190	*	Capital City Bank Group, Inc	39,875
77,065		CapitalSource, Inc	689,732
59,422		Capitol Federal Financial	703,556
9,675		Cardinal Financial Corp	147,544
31,109		Cathay General Bancorp	613,158
2,532		Center Bancorp, Inc	29,498
8,721		Centerstate Banks of Florida, Inc	72,559
6,325	*	Central Pacific Financial Corp	106,513
654		Century Bancorp, Inc	22,223
1,389	e	Charter Financial Corp	14,126
10,110		Chemical Financial Corp	250,728
71,371	*	CIT Group, Inc	3,033,981
3,396		Citizens & Northern Corp	65,747
5,275	e	City Holding Co	201,400
16,646		City National Corp	952,651
1,408		Clifton Savings Bancorp, Inc	16,910
3,308		CNB Financial Corp	53,557
12,736		CoBiz, Inc	109,020
13,121		Columbia Banking System, Inc	281,708
71,242		Comerica, Inc	2,582,522
29,461		Commerce Bancshares, Inc	1,181,681
15,255		Community Bank System, Inc	436,903
4,953		Community Trust Bancorp, Inc	171,473

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,627	e	Cullen/Frost Bankers, Inc	$1,246,077
34,704		CVB Financial Corp	377,232
10,468		Dime Community Bancshares	149,378
44,493	*	Doral Financial Corp	33,512
6,107	*	Eagle Bancorp, Inc	141,255
53,110		East West Bancorp, Inc	1,292,166
1,202		Enterprise Bancorp, Inc	19,376
4,531		Enterprise Financial Services Corp	65,156
3,361		ESB Financial Corp	47,054
3,808		ESSA Bancorp, Inc	41,012
8,016		EverBank Financial Corp	128,256
5,338		Farmers National Banc Corp	35,231
3,654		Federal Agricultural Mortgage Corp (Class C)	116,124
2,693		Fidelity Southern Corp	32,023
332,749		Fifth Third Bancorp	5,666,715
3,920		Financial Institutions, Inc	74,990
4,205		First Bancorp (NC)	54,707
34,757	*,e	First Bancorp (Puerto Rico)	205,414
2,446		First Bancorp, Inc	41,802
21,337		First Busey Corp	91,749
10,032	*	First California Financial Group, Inc	80,958
1,781		First Citizens Bancshares, Inc (Class A)	332,014
34,810		First Commonwealth Financial Corp	248,891
4,523		First Community Bancshares, Inc	70,152
4,982		First Connecticut Bancorp	73,933
2,710		First Defiance Financial Corp	61,354
27,757		First Financial Bancorp	426,625
13,615	e	First Financial Bankshares, Inc	672,717
3,924		First Financial Corp	121,212
6,434		First Financial Holdings, Inc	128,937
4,809	*	First Financial Northwest, Inc	38,953
98,184		First Horizon National Corp	1,021,114
4,412		First Interstate Bancsystem, Inc	89,652
11,118		First Merchants Corp	180,445
24,819		First Midwest Bancorp, Inc	311,478
116,962		First Niagara Financial Group, Inc	1,112,309
2,258		First of Long Island Corp	68,214
2,845		First Pactrust Bancorp, Inc	32,319
35,584		First Republic Bank	1,351,480
58,908		FirstMerit Corp	1,009,094
10,327		Flushing Financial Corp	156,764
46,224		FNB Corp	526,491
2,779	*,e	FNB United Corp	20,843
3,954		Fox Chase Bancorp, Inc	66,862
3,885		Franklin Financial Corp	70,629
80,073		Fulton Financial Corp	885,607
3,508		German American Bancorp, Inc	74,791
23,769		Glacier Bancorp, Inc	438,538
3,723		Great Southern Bancorp, Inc	98,176
21,323	*	Guaranty Bancorp	45,205
3,132	*,e	Hampton Roads Bankshares, Inc	4,009
27,122		Hancock Holding Co	739,617

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,108	*	Hanmi Financial Corp	$171,396
5,668		Heartland Financial USA, Inc	144,024
5,797	*	Heritage Commerce Corp	38,086
4,345		Heritage Financial Corp	60,613
2,379		Heritage Financial Group	35,185
5,526	*	Heritage Oaks Bancorp	30,504
358		Hingham Institution for Savings	24,348
2,030	*	Home Bancorp, Inc	36,743
8,225		Home Bancshares, Inc	326,697
4,561		Home Federal Bancorp, Inc	55,553
18,731		Home Loan Servicing Solutions Ltd	424,257
3,744		HomeStreet, Inc	80,496
7,908	*	HomeTrust Bancshares, Inc	126,133
1,613		Horizon Bancorp	31,131
189,182		Hudson City Bancorp, Inc	1,572,102
5,911		Hudson Valley Holding Corp	90,911
302,598		Huntington Bancshares, Inc	2,169,628
12,255		IBERIABANK Corp	559,073
7,957	e	Independent Bank Corp	246,985
17,634		International Bancshares Corp	342,100
15,992		Investors Bancorp, Inc	316,642
3,653		Kearny Financial Corp	35,982
341,116		Keycorp	3,400,927
7,955		Lakeland Bancorp, Inc	76,050
6,331		Lakeland Financial Corp	169,671
45,598	e	M&T Bank Corp	4,568,920
5,612		MainSource Financial Group, Inc	71,104
18,042		MB Financial, Inc	446,720
2,449		Mercantile Bank Corp	40,923
1,350		Merchants Bancshares, Inc	40,959
1,686	*	Meridian Interstate Bancorp, Inc	30,837
4,528	*	MetroCorp Bancshares, Inc	45,506
113,363	*	MGIC Investment Corp	612,160
1,543		Middleburg Financial Corp	27,913
2,169		Midsouth Bancorp, Inc	34,075
1,987		MidWestOne Financial Group, Inc	47,489
1,128	*,e	NASB Financial, Inc	25,718
1,933	e	National Bankshares, Inc	63,306
54,991		National Penn Bancshares, Inc	538,362
6,378	*,e	Nationstar Mortgage Holdings, Inc	234,519
14,552		NBT Bancorp, Inc	294,678
159,275	e	New York Community Bancorp, Inc	2,158,176
6,479		Northfield Bancorp, Inc	76,193
1,814		Northrim BanCorp, Inc	39,509
37,385		Northwest Bancshares, Inc	457,966
4,063		OceanFirst Financial Corp	57,735
38,544	*	Ocwen Financial Corp	1,409,940
14,583		OFG Bancorp	234,349
38,415		Old National Bancorp	467,895
3,260	*	OmniAmerican Bancorp, Inc	81,174
22,375		Oritani Financial Corp	346,141
5,121		Pacific Continental Corp	57,253

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,422	*	Pacific Mercantile Bancorp	$14,532
14,543	e	PacWest Bancorp	403,277
5,697	e	Park National Corp	389,561
9,593	*	Park Sterling Bank	54,968
2,511		Peapack Gladstone Financial Corp	36,610
1,062	e	Penns Woods Bancorp, Inc	43,457
3,872	*	Pennsylvania Commerce Bancorp, Inc	68,728
2,945		Peoples Bancorp, Inc	60,019
1,841		Peoples Federal Bancshares, Inc	34,353
125,529		People’s United Financial, Inc	1,651,962
11,446	*	Pinnacle Financial Partners, Inc	277,794
189,564		PNC Financial Services Group, Inc	12,867,604
39,352	*	Popular, Inc	1,121,138
3,365	*	Preferred Bank	55,523
19,980		PrivateBancorp, Inc	383,216
18,985		Prosperity Bancshares, Inc	872,171
2,684		Provident Financial Holdings, Inc	43,481
21,467		Provident Financial Services, Inc	329,089
13,398	e	Provident New York Bancorp	121,118
66,824	e	Radian Group, Inc	798,547
503,036		Regions Financial Corp	4,270,776
6,978		Renasant Corp	159,238
3,972		Republic Bancorp, Inc (Class A)	88,178
10,629		Rockville Financial, Inc	138,177
2,458		Roma Financial Corp	41,835
9,560		S&T Bancorp, Inc	180,397
3,358		S.Y. Bancorp, Inc	77,100
8,005		Sandy Spring Bancorp, Inc	163,942
6,512	e	SCBT Financial Corp	311,078
20,256	*	Seacoast Banking Corp of Florida	43,348
3,008		SI Financial Group, Inc	34,893
3,643		Sierra Bancorp	47,068
19,227	*	Signature Bank	1,376,845
5,854		Simmons First National Corp (Class A)	143,540
2,732		Simplicity Bancorp, Inc	40,980
6,314	e	Southside Bancshares, Inc	134,986
4,807	*	Southwest Bancorp, Inc	63,549
10,512		State Bank & Trust Co	154,632
6,401		StellarOne Corp	95,951
11,252		Sterling Bancorp	126,923
8,871		Sterling Financial Corp	193,388
2,700	*	Suffolk Bancorp	42,228
10,598	*	Sun Bancorp, Inc	34,126
194,186		SunTrust Banks, Inc	5,679,941
70,856		Susquehanna Bancshares, Inc	826,890
15,702	*	SVB Financial Group	1,116,569
261,179	e	Synovus Financial Corp	702,572
6,087	*	Taylor Capital Group, Inc	89,175
65,426		TCF Financial Corp	951,948
3,402		Territorial Bancorp, Inc	79,539
14,544	*	Texas Capital Bancshares, Inc	605,903
39,216	*	TFS Financial Corp	426,278

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,422	*	The Bancorp, Inc	$135,486
4,268		Tompkins Trustco, Inc	178,402
8,714		TowneBank	124,697
3,557		Tree.com, Inc	72,812
4,014		Trico Bancshares	70,125
30,955		Trustco Bank Corp NY	165,919
24,016		Trustmark Corp	589,593
13,398		UMB Financial Corp	674,455
48,247		Umpqua Holdings Corp	578,964
5,286		Union Bankshares Corp	99,958
21,572	e	United Bankshares, Inc	545,987
14,453	*	United Community Banks, Inc	158,260
5,943		United Financial Bancorp, Inc	88,016
4,672		Univest Corp of Pennsylvania	81,900
681,838		US Bancorp	22,691,569
75,559	e	Valley National Bancorp	679,275
11,144		ViewPoint Financial Group	207,501
6,709	*	Virginia Commerce Bancorp	90,169
3,030	*	Walker & Dunlop, Inc	53,964
4,274		Washington Banking Co	58,981
41,085		Washington Federal, Inc	705,429
4,911		Washington Trust Bancorp, Inc	131,369
23,910		Webster Financial Corp	558,777
1,756,329		Wells Fargo & Co	66,705,375
7,654		WesBanco, Inc	191,580
4,340		West Bancorporation, Inc	46,785
12,079	e	Westamerica Bancorporation	524,108
24,151	*	Western Alliance Bancorp	355,261
7,625		Westfield Financial, Inc	57,416
20,994	*	Wilshire Bancorp, Inc	134,152
13,639		Wintrust Financial Corp	489,095
2,825		WSFS Financial Corp	138,256
66,008		Zions Bancorporation	1,625,117

		TOTAL BANKS	207,597,787

CAPITAL GOODS - 7.9%
249,813		3M Co	26,157,919
13,896		A.O. Smith Corp	1,048,175
6,460		Aaon, Inc	183,529
13,335		AAR Corp	238,163
21,854	*	Accuride Corp	112,330
10,014		Aceto Corp	104,146
24,148		Actuant Corp (Class A)	755,832
15,570		Acuity Brands, Inc	1,135,987
37,481	*	Aecom Technology Corp	1,089,573
16,254	*	Aegion Corp	342,309
7,467	*	Aerovironment, Inc	144,561
34,362		AGCO Corp	1,829,776
28,621		Air Lease Corp	787,364
19,466		Aircastle Ltd	271,745
2,618		Alamo Group, Inc	104,903
9,115		Albany International Corp (Class A)	264,791

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,354		Alliant Techsystems, Inc	$993,003
12,253		Altra Holdings, Inc	326,542
7,336	*	Ameresco, Inc	54,066
2,697		American Railcar Industries, Inc	96,310
2,494		American Science & Engineering, Inc	160,813
20,793	*,e	American Superconductor Corp	52,190
3,732	*	American Woodmark Corp	125,582
85,886		Ametek, Inc	3,496,419
3,846		Ampco-Pittsburgh Corp	72,074
9,213	*,e	API Technologies Corp	25,428
12,282		Apogee Enterprises, Inc	312,945
15,460		Applied Industrial Technologies, Inc	653,185
3,740		Argan, Inc	66,198
6,990		Armstrong World Industries, Inc	356,770
34,497	*	ArvinMeritor, Inc	200,083
6,559		Astec Industries, Inc	215,332
4,023	*	Astronics Corp	111,839
8,297		AZZ, Inc	350,880
43,052		Babcock & Wilcox Co	1,171,014
17,990		Barnes Group, Inc	499,582
36,793	*	BE Aerospace, Inc	2,308,393
19,351	*	Beacon Roofing Supply, Inc	737,854
15,021		Belden CDT, Inc	742,338
16,188	*	Blount International, Inc	224,851
7,295	*,e	Bluelinx Holdings, Inc	21,228
268,544		Boeing Co	24,547,607
16,248		Brady Corp (Class A)	550,482
16,108		Briggs & Stratton Corp	362,269
17,187	*	Builders FirstSource, Inc	106,388
4,557	*	CAI International, Inc	116,158
146,685	*,e	Capstone Turbine Corp	129,097
22,308		Carlisle Cos, Inc	1,447,120
234,274		Caterpillar, Inc	19,835,980
9,854	*	Chart Industries, Inc	835,718
37,700		Chicago Bridge & Iron Co NV	2,027,883
8,246		CIRCOR International, Inc	390,283
19,046		Clarcor, Inc	984,678
12,026		CNH Global NV	494,629
1,879		Coleman Cable, Inc	28,185
14,348	*	Colfax Corp	669,621
7,104	*	Columbus McKinnon Corp	133,413
10,540		Comfort Systems USA, Inc	135,228
11,207	*	Commercial Vehicle Group, Inc	78,561
1,469	*	CPI Aerostructures, Inc	13,529
16,215		Crane Co	872,853
5,737		Cubic Corp	246,519
68,291		Cummins, Inc	7,265,479
15,518		Curtiss-Wright Corp	509,611
208,193		Danaher Corp	12,687,281
142,175		Deere & Co	12,696,228
18,608	*	DigitalGlobe, Inc	543,168
51,197		Donaldson Co, Inc	1,862,547

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,317		Douglas Dynamics, Inc	$88,375
65,085		Dover Corp	4,489,563
3,088	*	DXP Enterprises, Inc	206,525
13,986	*	Dycom Industries, Inc	270,210
5,728		Dynamic Materials Corp	90,961
1,752		Eastern Co	29,311
165,579		Eaton Corp	10,168,206
7,650	*	Edgen Group, Inc	52,403
24,521		EMCOR Group, Inc	917,085
263,108		Emerson Electric Co	14,605,125
6,916		Encore Wire Corp	226,499
11,273	*	Energy Recovery, Inc	41,259
15,824	*	EnerSys	725,372
6,038	*	Engility Holdings, Inc	144,670
2,018	*,e	Enphase Energy, Inc	14,207
6,768	*	EnPro Industries, Inc	333,527
8,827		ESCO Technologies, Inc	317,507
10,154	*	Esterline Technologies Corp	761,956
73,458		Exelis, Inc	820,526
106,424		Fastenal Co	5,220,097
17,343	*	Federal Signal Corp	134,582
11,744	*	Flow International Corp	42,983
18,118		Flowserve Corp	2,864,818
60,081		Fluor Corp	3,423,415
56,773	*	Fortune Brands Home & Security, Inc	2,065,969
19,366		Franklin Electric Co, Inc	626,877
3,329		Freightcar America, Inc	69,510
66,708	*,e	FuelCell Energy, Inc	70,043
15,311	*	Furmanite Corp	97,225
16,578		Gardner Denver, Inc	1,244,842
18,079		GATX Corp	921,125
19,740	*,e	GenCorp, Inc	258,002
12,503	e	Generac Holdings, Inc	449,233
16,504	*	General Cable Corp	569,058
113,963		General Dynamics Corp	8,428,703
3,798,738		General Electric Co	84,673,870
8,478	*	Gibraltar Industries, Inc	158,539
5,928		Global Power Equipment Group, Inc	97,812
4,242		Gorman-Rupp Co	119,837
22,184		Graco, Inc	1,342,798
44,777	*,e	GrafTech International Ltd	321,499
4,187		Graham Corp	101,744
12,796		Granite Construction, Inc	354,065
27,462		Great Lakes Dredge & Dock Corp	190,037
8,794	*	Greenbrier Cos, Inc	198,393
13,186		Griffon Corp	135,816
9,728		H&E Equipment Services, Inc	198,062
3,216		Hardinge, Inc	43,416
26,685		Harsco Corp	582,534
18,965		Heico Corp	834,650
33,013	*	Hexcel Corp	1,006,896
279,873		Honeywell International, Inc	20,581,860

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,951		Houston Wire & Cable Co	$67,433
21,744		Hubbell, Inc (Class B)	2,086,554
17,740		Huntington Ingalls	938,446
1,793	*	Hurco Cos, Inc	48,106
3,961		Hyster-Yale Materials Handling, Inc	206,725
30,093		IDEX Corp	1,565,739
17,419	*	II-VI, Inc	269,472
144,428		Illinois Tool Works, Inc	9,324,272
107,070		Ingersoll-Rand plc	5,760,366
4,909		Insteel Industries, Inc	81,391
36,788		ITT Corp	1,015,349
45,374	*	Jacobs Engineering Group, Inc	2,290,480
13,996		John Bean Technologies Corp	290,277
38,837		Joy Global, Inc	2,195,067
4,527		Kadant, Inc	125,262
8,729		Kaman Corp	294,953
13,267		Kaydon Corp	316,285
53,423		KBR, Inc	1,606,964
26,545		Kennametal, Inc	1,061,535
14,077	*,e	KEYW Holding Corp	191,306
14,044	*	Kratos Defense & Security Solutions, Inc	71,484
32,240		L-3 Communications Holdings, Inc	2,619,500
8,188	*	Layne Christensen Co	167,281
3,397		LB Foster Co (Class A)	149,978
18,829		Lennox International, Inc	1,167,398
29,792		Lincoln Electric Holdings, Inc	1,571,826
4,224	e	Lindsay Manufacturing Co	324,488
3,827	*	LMI Aerospace, Inc	81,860
93,722		Lockheed Martin Corp	9,286,913
5,427		LSI Industries, Inc	38,206
6,598	*	Lydall, Inc	94,615
48,194		Manitowoc Co, Inc	904,119
124,983		Masco Corp	2,429,670
18,174	*	Mastec, Inc	505,237
4,086		Met-Pro Corp	54,752
3,458		Michael Baker Corp	84,202
7,126	*	Middleby Corp	1,065,907
4,890		Miller Industries, Inc	73,888
18,539	*	Moog, Inc (Class A)	856,687
10,247	*	MRC Global, Inc	306,898
15,860		MSC Industrial Direct Co (Class A)	1,249,768
8,155		Mueller Industries, Inc	422,266
58,853		Mueller Water Products, Inc (Class A)	348,410
8,464	*	MYR Group, Inc	192,979
1,705		National Presto Industries, Inc	127,875
24,239	*,e	Navistar International Corp	802,796
7,646	*	NCI Building Systems, Inc	130,900
6,552	*	NN, Inc	59,034
22,928		Nordson Corp	1,593,267
2,603	*	Nortek, Inc	187,052
86,129		Northrop Grumman Corp	6,523,410
3,688	*	Northwest Pipe Co	100,646

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,543	*	Orbital Sciences Corp	$352,165
11,606	*	Orion Marine Group, Inc	106,311
34,138	*	Oshkosh Truck Corp	1,340,258
43,175	*	Owens Corning, Inc	1,815,941
127,921		Paccar, Inc	6,367,907
41,389		Pall Corp	2,761,060
53,111		Parker Hannifin Corp	4,704,041
2,377	*	Patrick Industries, Inc	48,158
73,740		Pentair Ltd	4,007,769
14,900	*	Perini Corp	244,956
4,788	*	Pgt, Inc	36,868
4,586		Pike Electric Corp	71,679
8,727	*	PMFG, Inc	50,268
15,376	*,e	Polypore International, Inc	644,716
3,112	*	Powell Industries, Inc	153,235
52,677		Precision Castparts Corp	10,076,583
666		Preformed Line Products Co	53,613
8,456		Primoris Services Corp	186,370
3,976	*,e	Proto Labs, Inc	203,094
12,134		Quanex Building Products Corp	197,420
74,424	*	Quanta Services, Inc	2,045,172
11,990		Raven Industries, Inc	402,265
120,403		Raytheon Co	7,390,336
7,757	*	RBC Bearings, Inc	373,112
15,418		Regal-Beloit Corp	1,212,163
12,885	*	Rexnord Corp	234,765
51,999		Rockwell Automation, Inc	4,408,475
48,756		Rockwell Collins, Inc	3,067,728
35,320		Roper Industries, Inc	4,226,038
10,973	*	Rush Enterprises, Inc (Class A)	251,172
636		SIFCO Industries, Inc	10,863
12,955		Simpson Manufacturing Co, Inc	372,327
21,492		Snap-On, Inc	1,852,610
4,700	*,e	SolarCity Corp	126,994
39,398	*	Spirit Aerosystems Holdings, Inc (Class A)	787,566
16,808		SPX Corp	1,252,364
5,388		Standex International Corp	285,025
59,713		Stanley Works	4,467,130
4,579	*	Sterling Construction Co, Inc	46,339
6,814		Sun Hydraulics Corp	223,159
1,295		Sypris Solutions, Inc	4,144
9,696	e	TAL International Group, Inc	401,414
16,633	*	Taser International, Inc	146,537
13,091	*	Teledyne Technologies, Inc	982,610
6,224		Tennant Co	297,632
39,443	*	Terex Corp	1,128,070
4,514	e	Textainer Group Holdings Ltd	174,556
100,565		Textron, Inc	2,589,549
2,200	*,e	The ExOne Company	84,480
6,742	*	Thermon Group Holdings	132,143
31,473		Timken Co	1,654,536
20,422	e	Titan International, Inc	455,615

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,830	*,e	Titan Machinery, Inc	$131,525
21,292		Toro Co	958,353
18,425		TransDigm Group, Inc	2,704,790
6,036	*	Trex Co, Inc	293,832
10,451	*	Trimas Corp	318,756
26,655		Trinity Industries, Inc	1,125,108
17,451		Triumph Group, Inc	1,394,335
4,132	e	Twin Disc, Inc	88,094
33,440	*,e	United Rentals, Inc	1,759,278
327,855		United Technologies Corp	29,929,883
8,007		Universal Forest Products, Inc	309,070
27,686		URS Corp	1,215,969
26,986	*,e	USG Corp	701,366
8,454		Valmont Industries, Inc	1,232,001
5,459		Vicor Corp	29,315
21,014		W.W. Grainger, Inc	5,179,321
32,008	*	Wabash National Corp	301,835
22,350	*	WABCO Holdings, Inc	1,614,340
10,601		Watsco, Inc	894,512
10,798		Watts Water Technologies, Inc (Class A)	508,154
14,435	*,e	WESCO International, Inc	1,034,845
17,837		Westinghouse Air Brake Technologies Corp	1,871,815
1,683	*	Willis Lease Finance Corp	23,882
22,838		Woodward Governor Co	821,940
66,903		Xylem, Inc	1,856,558

		TOTAL CAPITAL GOODS	503,385,606

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
17,830		ABM Industries, Inc	402,066
16,443	*	Acacia Research (Acacia Technologies)	391,672
45,822	*	ACCO Brands Corp	309,299
7,911	e	Acorn Energy, Inc	59,333
7,481		Administaff, Inc	206,700
82,397		ADT Corp	3,595,805
14,358	*	Advisory Board Co	705,696
6,236		American Ecology Corp	169,619
18,064	*	ARC Document Solutions, Inc	57,985
2,670	*	AT Cross Co	33,695
37,762		Avery Dennison Corp	1,565,235
2,948		Barrett Business Services, Inc	156,067
15,626		Brink’s Co	414,245
13,191	*	Casella Waste Systems, Inc (Class A)	57,513
10,918	*,e	CBIZ, Inc	70,858
5,042		CDI Corp	79,008
1,749		Ceco Environmental Corp	20,306
35,829	*,e	Cenveo, Inc	73,091
41,106		Cintas Corp	1,844,426
18,710	*	Clean Harbors, Inc	1,065,909
3,313	*	Consolidated Graphics, Inc	118,175
32,423	*,e	Coolbrands International, Inc	47,338
35,794	*	Copart, Inc	1,261,739
11,087		Corporate Executive Board Co	624,863

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,669		Corrections Corp of America	$1,327,418
2,830		Courier Corp	40,752
39,356	e	Covanta Holding Corp	787,120
4,480	*	CRA International, Inc	82,611
16,830		Deluxe Corp	641,896
13,512	*	Dolan Media Co	23,376
15,625	e	Dun & Bradstreet Corp	1,382,031
31,927	*	EnergySolutions, Inc	131,859
8,611	*	EnerNOC, Inc	150,865
7,262		Ennis, Inc	111,617
43,924		Equifax, Inc	2,688,149
4,829		Exponent, Inc	254,488
3,747	*	Franklin Covey Co	52,758
17,960	*	FTI Consulting, Inc	594,835
6,223		G & K Services, Inc (Class A)	292,419
25,525		Geo Group, Inc	955,911
5,424	*	GP Strategies Corp	119,599
28,117		Healthcare Services Group	626,728
7,045		Heidrick & Struggles International, Inc	93,135
2,145	*,e	Heritage-Crystal Clean, Inc	33,355
19,285		Herman Miller, Inc	483,861
5,637	*	Hill International, Inc	15,502
15,003		HNI Corp	516,553
9,160	*	Hudson Highland Group, Inc	30,228
7,522	*	Huron Consulting Group, Inc	314,269
5,492	*	ICF International, Inc	148,888
42,323	*	ICO Global Communications Holdings Ltd	71,526
18,744	*	IHS, Inc (Class A)	1,826,228
9,152	*,e	Innerworkings, Inc	92,161
23,611		Interface, Inc	395,248
5,323	e	Intersections, Inc	50,888
61,638		Iron Mountain, Inc	2,333,615
9,548		KAR Auction Services, Inc	213,589
7,438		Kelly Services, Inc (Class A)	126,595
9,136		Kforce, Inc	138,136
10,963		Kimball International, Inc (Class B)	100,750
20,019		Knoll, Inc	311,496
15,776	*	Korn/Ferry International	261,093
29,450		Manpower, Inc	1,565,562
8,193		McGrath RentCorp	254,475
19,145	*	Metalico, Inc	28,526
9,099		Mine Safety Appliances Co	436,752
7,273	*	Mistras Group, Inc	137,823
12,628	*	Mobile Mini, Inc	355,226
3,977		Multi-Color Corp	102,845
17,110	*	Navigant Consulting, Inc	210,966
42,391		Nielsen Holdings NV	1,467,576
1,974		NL Industries, Inc	22,247
29,045	*,e	Odyssey Marine Exploration, Inc	85,683
17,349	*	On Assignment, Inc	421,060
10,079	*	Performant Financial Corp	98,069
68,009	e	Pitney Bowes, Inc	929,683

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,707	e	Quad	$244,676
59,762	e	R.R. Donnelley & Sons Co	735,670
107,409		Republic Services, Inc	3,660,499
12,713		Resources Connection, Inc	144,420
52,931		Robert Half International, Inc	1,737,195
23,757		Rollins, Inc	577,770
6,232	*	RPX Corp	83,571
3,289		Schawk, Inc (Class A)	33,482
5,503	*	Standard Parking Corp	118,259
31,249		Steelcase, Inc (Class A)	396,862
31,608	*	Stericycle, Inc	3,423,779
8,391	*	Team, Inc	325,235
23,282	*	Tetra Tech, Inc	612,084
6,032	*	TMS International Corp	87,102
21,195		Towers Watson & Co	1,545,539
4,805	*	TRC Cos, Inc	29,022
12,170	*	TrueBlue, Inc	252,162
166,853		Tyco International Ltd	5,359,318
5,127		Unifirst Corp	466,813
13,438		United Stationers, Inc	436,332
54,827	*	Verisk Analytics, Inc	3,360,347
5,673		Viad Corp	147,782
1,144		VSE Corp	34,881
1,807	*	WageWorks, Inc	46,277
46,967		Waste Connections, Inc	1,782,398
164,376		Waste Management, Inc	6,736,128

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	69,646,287

CONSUMER DURABLES & APPAREL - 1.5%
10,814		American Greetings Corp (Class A)	199,410
4,635	*	Arctic Cat, Inc	208,529
3,330		Bassett Furniture Industries, Inc	46,720
8,800	*,e	Beazer Homes USA, Inc	142,208
5,537	e	Blyth, Inc	91,250
32,424		Brunswick Corp	1,026,544
32,312		Callaway Golf Co	216,490
17,098	*	Carter’s, Inc	1,118,038
2,440	*	Cavco Industries, Inc	111,313
2,894		Cherokee, Inc	37,709
8,793	*	Clarus Corp	86,171
103,124		Coach, Inc	6,069,879
4,499	e	Columbia Sportswear Co	263,641
29,860	*	CROCS, Inc	478,357
2,348		CSS Industries, Inc	67,294
4,647		Culp, Inc	75,467
12,817	*,e	Deckers Outdoor Corp	706,473
1,964	*	Delta Apparel, Inc	26,278
98,425		DR Horton, Inc	2,566,924
10,005	e	Ethan Allen Interiors, Inc	292,946
40,011	*	Fifth & Pacific Cos, Inc	825,027
1,310		Flexsteel Industries, Inc	26,973
19,175	*	Fossil, Inc	1,881,451

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,708	*,e	Garmin Ltd	$1,322,797
7,044	*	G-III Apparel Group Ltd	286,409
35,101	*	Hanesbrands, Inc	1,760,666
25,808		Harman International Industries, Inc	1,153,876
39,951	e	Hasbro, Inc	1,892,479
13,222	*	Helen of Troy Ltd	461,183
3,003		Hooker Furniture Corp	51,922
40,146	*,e	Hovnanian Enterprises, Inc (Class A)	218,796
29,589	*	Iconix Brand Group, Inc	847,725
7,969	*	iRobot Corp	231,818
6,539		Jakks Pacific, Inc	71,340
42,922	*	Jarden Corp	1,931,919
1,558	*	Johnson Outdoors, Inc	36,551
27,199		Jones Apparel Group, Inc	380,786
29,713	e	KB Home	669,731
7,319	*	K-Swiss, Inc (Class A)	34,692
20,790		La-Z-Boy, Inc	375,467
21,299	*,e	Leapfrog Enterprises, Inc	190,413
46,490		Leggett & Platt, Inc	1,498,838
55,551	e	Lennar Corp (Class A)	2,289,812
5,569	*	Libbey, Inc	107,872
2,601		Lifetime Brands, Inc	35,113
8,125	*	M/I Homes, Inc	199,875
11,940	*	Maidenform Brands, Inc	214,920
122,852		Mattel, Inc	5,609,422
12,650		MDC Holdings, Inc	475,640
10,148	*	Meritage Homes Corp	495,121
30,201	*	Michael Kors Holdings Ltd	1,719,645
19,904	*	Mohawk Industries, Inc	2,206,956
5,844		Movado Group, Inc	176,723
3,430		Nacco Industries, Inc (Class A)	199,009
100,934		Newell Rubbermaid, Inc	2,658,602
258,892		Nike, Inc (Class B)	16,465,531
1,839	*	NVR, Inc	1,894,170
4,558		Oxford Industries, Inc	269,515
4,826		Perry Ellis International, Inc	84,793
27,731		Phillips-Van Heusen Corp	3,200,435
22,722		Polaris Industries, Inc	1,958,409
18,047		Pool Corp	884,664
125,408	*	Pulte Homes, Inc	2,632,314
46,780	*	Quiksilver, Inc	314,829
21,971		Ralph Lauren Corp	3,989,494
1,607		RG Barry Corp	22,161
14,823	e	Ryland Group, Inc	667,924
12,551	*	Skechers U.S.A., Inc (Class A)	260,810
20,290	*,e	Skullcandy, Inc	104,291
22,643	*,e	Smith & Wesson Holding Corp	198,806
46,519	*,e	Standard-Pacific Corp	420,997
2,912	*	Steinway Musical Instruments, Inc	72,625
15,292	*	Steven Madden Ltd	743,650
6,382	e	Sturm Ruger & Co, Inc	327,205
22,048	*	Tempur-Pedic International, Inc	1,069,328

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

51,203	*	Toll Brothers, Inc	$1,756,775
5,600	*	TRI Pointe Homes, Inc	106,400
8,490		True Religion Apparel, Inc	229,739
6,195	*	Tumi Holdings, Inc	142,671
19,484		Tupperware Corp	1,564,565
27,759	*	Under Armour, Inc (Class A)	1,584,484
5,539	*	Unifi, Inc	108,010
5,633	*	Universal Electronics, Inc	129,446
6,659	*,e	Vera Bradley, Inc	151,958
31,487		VF Corp	5,611,613
1,967		Weyco Group, Inc	47,208
27,544		Whirlpool Corp	3,147,728
17,550	e	Wolverine World Wide, Inc	838,363
9,970	*,e	Zagg, Inc	67,497

		TOTAL CONSUMER DURABLES & APPAREL	97,439,618

CONSUMER SERVICES - 2.2%
11,879	*	AFC Enterprises	378,702
5,892	*,e	American Public Education, Inc	197,559
10,933		Ameristar Casinos, Inc	288,522
31,843	*,e	Apollo Group, Inc (Class A)	584,956
4,702	*	Ascent Media Corp (Series A)	312,636
14,152	*,e	Bally Technologies, Inc	754,019
7,925	*	BJ’s Restaurants, Inc	271,827
6,090	*	Bloomin’ Brands, Inc	132,457
10,258		Bob Evans Farms, Inc	444,582
27,148	*,e	Boyd Gaming Corp	325,776
7,384	*	Bravo Brio Restaurant Group, Inc	125,528
7,555	*,e	Bridgepoint Education, Inc	81,443
4,200	*	Bright Horizons Family Solutions	136,248
25,011		Brinker International, Inc	972,928
6,170	*	Buffalo Wild Wings, Inc	555,300
20,603	*,e	Caesars Entertainment Corp	327,794
5,870	*	Capella Education Co	207,915
24,175	*	Career Education Corp	52,943
149,882		Carnival Corp	5,172,428
7,066		Carriage Services, Inc	123,584
7,593	*	Carrols Restaurant Group, Inc	36,067
8,052		CBRL Group, Inc	666,222
5,457		CEC Entertainment, Inc	182,100
17,841		Cheesecake Factory	710,429
11,642	*	Chipotle Mexican Grill, Inc (Class A)	4,228,258
12,230	e	Choice Hotels International, Inc	477,704
4,628		Churchill Downs, Inc	353,857
2,161	*	Chuy’s Holdings, Inc	70,665
9,973	*,e	Coinstar, Inc	526,674
1,194	e	Collectors Universe	14,221
32,073	*,e	Corinthian Colleges, Inc	64,146
43,943		Darden Restaurants, Inc	2,268,777
4,054	*	Del Frisco’s Restaurant Group, Inc	68,553
32,666	*	Denny’s Corp	185,216
21,780		DeVry, Inc	610,058

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,020		DineEquity, Inc	$357,625
21,850		Domino’s Pizza, Inc	1,206,120
26,861		Dunkin Brands Group, Inc	1,042,475
8,792	*,e	Education Management Corp	49,851
1,665		Einstein Noah Restaurant Group, Inc	23,993
5,613	*	Fiesta Restaurant Group, Inc	153,010
2,200		Frisch’s Restaurants, Inc	35,904
15,976	*	Grand Canyon Education, Inc	408,506
100,343		H&R Block, Inc	2,783,515
18,309		Hillenbrand, Inc	460,105
15,006	*	Hyatt Hotels Corp	640,456
1,858	*	Ignite Restaurant Group, Inc	32,403
88,817		International Game Technology	1,505,448
9,112		International Speedway Corp (Class A)	299,511
12,829		Interval Leisure Group, Inc	244,521
5,713	*	Isle of Capri Casinos, Inc	43,762
10,029	*,e	ITT Educational Services, Inc	183,631
14,626	*	Jack in the Box, Inc	524,342
29,868	*,e	Jamba, Inc	79,449
11,736	*,e	K12, Inc	298,916
25,800	*	Krispy Kreme Doughnuts, Inc	352,428
142,242		Las Vegas Sands Corp	8,001,112
14,209	*	Life Time Fitness, Inc	656,172
9,130	*,e	LifeLock, Inc	82,170
6,307		Lincoln Educational Services Corp	35,130
5,306	*	Luby’s, Inc	36,134
3,309		Mac-Gray Corp	42,852
5,641		Marcus Corp	72,430
86,865		Marriott International, Inc (Class A)	3,740,407
11,298	*	Marriott Vacations Worldwide Corp	513,833
9,256		Matthews International Corp (Class A)	340,713
364,980		McDonald’s Corp	37,279,057
143,456	*	MGM Mirage	2,025,599
2,018	*	Monarch Casino & Resort, Inc	25,972
6,251	*	Morgans Hotel Group Co	38,319
5,319	*	MTR Gaming Group, Inc	18,351
12,900	*	Multimedia Games, Inc	318,114
766	*	Nathan’s Famous, Inc	34,202
9,400	*	Norwegian Cruise Line Holdings Ltd	291,494
37,230	*	Orient-Express Hotels Ltd (Class A)	376,023
10,357	*	Panera Bread Co (Class A)	1,835,571
6,386	*	Papa John’s International, Inc	402,318
24,118	*	Penn National Gaming, Inc	1,412,109
20,756	*	Pinnacle Entertainment, Inc	395,609
6,551	*,e	Premier Exhibitions, Inc	17,884
4,034	*	Red Lion Hotels Corp	26,342
4,294	*	Red Robin Gourmet Burgers, Inc	207,701
26,540	e	Regis Corp	497,625
52,964		Royal Caribbean Cruises Ltd	1,934,775
26,434	*	Ruby Tuesday, Inc	254,824
13,776	*	Ruth’s Chris Steak House, Inc	136,520
23,442	*	Scientific Games Corp (Class A)	208,165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

78,311		Service Corp International	$1,321,890
18,215	*	SHFL Entertainment, Inc	287,797
14,169		Six Flags Entertainment Corp	1,032,495
20,083	*	Sonic Corp	251,640
22,441		Sotheby’s (Class A)	796,207
3,282		Speedway Motorsports, Inc	59,174
273,540		Starbucks Corp	16,642,174
70,196		Starwood Hotels & Resorts Worldwide, Inc	4,529,046
422	*	Steak N Shake Co	163,432
4,996	*	Steiner Leisure Ltd	241,956
21,750		Stewart Enterprises, Inc (Class A)	193,792
3,574	e	Strayer Education, Inc	169,265
20,655		Texas Roadhouse, Inc (Class A)	485,392
8,058		Town Sports International Holdings, Inc	81,144
10,654		Universal Technical Institute, Inc	126,463
11,906		Vail Resorts, Inc	717,932
8,835	e	Weight Watchers International, Inc	372,572
92,932	e	Wendy’s	528,783
18,314	*	WMS Industries, Inc	464,809
47,682		Wyndham Worldwide Corp	2,864,735
28,170		Wynn Resorts Ltd	3,867,741
164,666		Yum! Brands, Inc	11,217,048

		TOTAL CONSUMER SERVICES	140,309,079

DIVERSIFIED FINANCIALS - 6.2%
18,659	*	Affiliated Managers Group, Inc	2,904,833
110,254	*	American Capital Ltd	1,668,143
360,312		American Express Co	24,648,944
74,439		Ameriprise Financial, Inc	5,547,939
67,273		Apollo Investment Corp	592,675
96,367		Ares Capital Corp	1,750,025
17,788		Artio Global Investors, Inc	48,739
4,821	*	Asset Acceptance Capital Corp	31,192
3,269		Asta Funding, Inc	30,696
3,867,464		Bank of America Corp	47,608,482
430,076		Bank of New York Mellon Corp	12,136,745
28,729		BGC Partners, Inc (Class A)	164,330
24,389		BlackRock Kelso Capital Corp	242,671
45,847		BlackRock, Inc	12,218,225
7,601		Calamos Asset Management, Inc (Class A)	86,271
208,027		Capital One Financial Corp	12,019,800
812		Capital Southwest Corp	95,564
9,718	e	Cash America International, Inc	423,996
31,027		CBOE Holdings, Inc	1,164,443
386,293		Charles Schwab Corp	6,551,529
1,052,477		Citigroup, Inc	49,108,577
119,427		CME Group, Inc	7,268,327
10,112	e	Cohen & Steers, Inc	399,525
31,119	*	Cowen Group, Inc	79,665
2,674	*	Credit Acceptance Corp	268,282
1,901	*	Deerfield Capital Corp	14,885
718		Diamond Hill Investment Group, Inc	54,198

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

178,864		Discover Financial Services	$7,823,511
14,546	*	Dollar Financial Corp	196,371
101,949	*	E*Trade Financial Corp	1,049,055
43,629		Eaton Vance Corp	1,739,925
6,401	*,e	Encore Capital Group, Inc	182,364
9,397		Evercore Partners, Inc (Class A)	354,737
15,826	*	Ezcorp, Inc (Class A)	267,459
2,223	*	FBR & Co	46,305
37,124	e	Federated Investors, Inc (Class B)	852,367
4,359	e	Fidus Investment Corp	81,949
39,264	*	Fifth Street Finance Corp	433,475
15,291	e	Financial Engines, Inc	556,134
12,290	*	First Cash Financial Services, Inc	632,566
10,604	*,e	First Marblehead Corp	13,043
4,160	*	Firsthand Technology Value Fund, Inc	77,376
49,916		Franklin Resources, Inc	7,720,009
10,533		Friedman Billings Ramsey Group, Inc (Class A)	285,339
5,173		FXCM, Inc	70,094
3,332	e	Gain Capital Holdings, Inc	16,427
1,866		GAMCO Investors, Inc (Class A)	97,965
27,509		GFI Group, Inc	110,311
8,722		Gladstone Capital Corp	80,853
9,957		Gladstone Investment Corp	74,080
167,467		Goldman Sachs Group, Inc	24,461,905
4,119	e	Golub Capital BDC, Inc	72,618
12,809	*,e	Green Dot Corp	201,229
12,183		Greenhill & Co, Inc	562,733
8,582	*,e	GSV Capital Corp	65,996
8,635	*	Harris & Harris Group, Inc	28,495
25,984		Hercules Technology Growth Capital, Inc	345,587
9,349		HFF, Inc (Class A)	195,862
3,481	e	Horizon Technology Finance Corp	51,136
11,577		Interactive Brokers Group, Inc (Class A)	174,350
26,468	*,e	IntercontinentalExchange, Inc	4,312,431
5,071	*	International Assets Holding Corp	86,816
10,340	*	Internet Capital Group, Inc	122,736
160,183		Invesco Ltd	5,084,208
14,427	*	Investment Technology Group, Inc	157,110
29,393	e	iShares Russell 2000 Index Fund	2,767,057
78,645	e	Janus Capital Group, Inc	701,513
4,272		JMP Group, Inc	27,597
1,364,448		JPMorgan Chase & Co	66,871,596
9,103	e	KCAP Financial, Inc	98,494
74,694	*	Knight Capital Group, Inc (Class A)	264,417
34,013	*	Ladenburg Thalmann Financial Services, Inc	49,999
37,928		Lazard Ltd (Class A)	1,285,759
51,685		Legg Mason, Inc	1,646,684
107,953		Leucadia National Corp	3,334,668
16,730		LPL Financial Holdings, Inc	578,189
11,672	e	Main Street Capital Corp	350,860
5,544		Manning & Napier, Inc	97,075
12,052		MarketAxess Holdings, Inc	510,041

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,385		Marlin Business Services Corp	$57,789
26,891		MCG Capital Corp	138,220
6,294		Medallion Financial Corp	94,032
17,272		Medley Capital Corp	269,098
2,210		MicroFinancial, Inc	17,879
70,029		Moody’s Corp	4,261,265
555,990		Morgan Stanley	12,315,178
42,474	*	MSCI, Inc (Class A)	1,448,363
6,681		MVC Capital, Inc	86,786
44,687		Nasdaq Stock Market, Inc	1,317,373
7,087		Nelnet, Inc (Class A)	240,958
8,367	*	Netspend Holdings, Inc	133,537
4,417		New Mountain Finance Corp	67,315
7,541	*	NewStar Financial, Inc	90,115
6,026		NGP Capital Resources Co	40,133
2,717		Nicholas Financial, Inc	39,723
77,465		Northern Trust Corp	4,176,913
91,892		NYSE Euronext	3,566,329
4,537		Oppenheimer Holdings, Inc	83,934
16,971		PennantPark Investment Corp	198,561
18,786	*	PHH Corp	396,009
7,523	*	Pico Holdings, Inc	163,249
4,385	*	Piper Jaffray Cos	148,038
5,654	*	Portfolio Recovery Associates, Inc	694,029
66,666		Prospect Capital Corp	735,326
2,413		Pzena Investment Management, Inc (Class A)	15,298
39,277		Raymond James Financial, Inc	1,626,853
1,496	*	Regional Management Corp	32,433
3,453		Resource America, Inc (Class A)	31,837
5,775	*	Safeguard Scientifics, Inc	93,209
52,510		SEI Investments Co	1,504,937
166,279		SLM Corp	3,433,661
15,270		Solar Capital Ltd	365,411
3,668		Solar Senior Capital Ltd	70,316
89,137		SPDR Trust Series 1	14,233,396
164,000		State Street Corp	9,589,080
19,926	*	Stifel Financial Corp	642,016
12,627	*	SWS Group, Inc	71,848
91,520		T Rowe Price Group, Inc	6,635,200
1,543		TCP Capital Corp	24,179
85,982		TD Ameritrade Holding Corp	1,711,902
4,990		THL Credit, Inc	76,746
13,687	e	TICC Capital Corp	139,197
8,919	e	Triangle Capital Corp	249,464
2,156	*	Virtus Investment Partners, Inc	411,796
32,920		Waddell & Reed Financial, Inc (Class A)	1,411,280
12,140		Walter Investment Management Corp	407,418
1,754		Westwood Holdings Group, Inc	76,650
17,030	*	WisdomTree Investments, Inc	197,548
3,582	*,e	World Acceptance Corp	318,297

		TOTAL DIVERSIFIED FINANCIALS	398,547,701

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

ENERGY - 9.6%
29,534	*,e	Abraxas Petroleum Corp	$66,156
534		Adams Resources & Energy, Inc	26,534
3,092		Alon USA Energy, Inc	51,327
90,592	*	Alpha Natural Resources, Inc	672,193
14,230	*,e	Amyris Biotechnologies, Inc	38,706
178,288		Anadarko Petroleum Corp	15,111,691
140,444		Apache Corp	10,376,003
3,121	*,e	APCO Argentina, Inc	31,553
10,991	*,e	Approach Resources, Inc	260,707
79,121	e	Arch Coal, Inc	383,737
20,920	*	Atwood Oceanics, Inc	1,026,126
157,499		Baker Hughes, Inc	7,148,880
16,101	*,e	Basic Energy Services, Inc	221,067
20,748		Berry Petroleum Co (Class A)	994,037
21,732	*,e	Bill Barrett Corp	431,598
2,453		Bolt Technology Corp	39,248
6,776	*	Bonanza Creek Energy, Inc	232,756
19,378	*,e	BPZ Energy, Inc	41,469
13,774		Bristow Group, Inc	870,517
19,526	*,e	C&J Energy Services, Inc	386,420
74,481		Cabot Oil & Gas Corp	5,068,432
83,574	*,e	Cal Dive International, Inc	139,569
18,884	*	Callon Petroleum Co	67,605
86,008	*	Cameron International Corp	5,293,792
6,550	e	CARBO Ceramics, Inc	462,757
17,933	*	Carrizo Oil & Gas, Inc	434,337
1,513	*,e	Ceres, Inc	3,556
80,226	*	Cheniere Energy, Inc	2,284,836
236,999	e	Chesapeake Energy Corp	4,630,960
709,517		Chevron Corp	86,568,169
30,089		Cimarex Energy Co	2,201,913
1,736	*	Clayton Williams Energy, Inc	67,010
21,925	*,e	Clean Energy Fuels Corp	289,191
20,287	*	Cloud Peak Energy, Inc	396,408
65,194	*,e	Cobalt International Energy, Inc	1,821,520
20,922	*	Comstock Resources, Inc	327,639
35,468	*	Concho Resources, Inc	3,054,859
454,628		ConocoPhillips	27,482,262
78,757		Consol Energy, Inc	2,649,385
4,681		Contango Oil & Gas Co	176,099
14,017	*	Continental Resources, Inc	1,120,239
3,019	*	Crimson Exploration, Inc	9,268
13,451		Crosstex Energy, Inc	247,633
5,181	*	CVR Energy, Inc	255,268
20,829	*,m	CVR Energy, Inc (Contingent value right)	0
3,210	*	Dawson Geophysical Co	98,675
5,636		Delek US Holdings, Inc	203,403
133,579	*	Denbury Resources, Inc	2,389,728
143,249	*	Devon Energy Corp	7,887,290
25,211	e	Diamond Offshore Drilling, Inc	1,742,080
5,240	*,e	Diamondback Energy, Inc	137,602

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,272	*	Dresser-Rand Group, Inc	$1,460,986
14,138	*	Dril-Quip, Inc	1,183,492
20,215	*	Emerald Oil, Inc	129,982
16,740	*,e	Endeavour International Corp	45,868
25,150		Energen Corp	1,192,613
29,477		Energy XXI Bermuda Ltd	670,307
96,578		EOG Resources, Inc	11,701,390
13,337	*	EPL Oil & Gas, Inc	435,720
44,944		Equitable Resources, Inc	3,376,193
7,273	*	Era Group, Inc	166,188
4,500	*	Evolution Petroleum Corp	44,730
41,330	e	EXCO Resources, Inc	300,056
26,821	*	Exterran Holdings, Inc	708,611
1,681,820	d	Exxon Mobil Corp	149,665,162
84,880	*	FMC Technologies, Inc	4,608,984
3,589	*	Forbes Energy Services Ltd	13,531
47,264	*,e	Forest Oil Corp	198,036
7,319	*,e	Forum Energy Technologies, Inc	203,541
24,608	*,e	Frontline Ltd	44,787
16,136	*	FX Energy, Inc	61,962
16,266		GasLog Ltd	208,205
16,053	*	Gastar Exploration Ltd	44,948
5,250	*	Geospace Technologies Corp	442,942
11,545	*,e	Gevo, Inc	21,301
8,406	*,e	Global Geophysical Services, Inc	30,598
14,395	e	Golar LNG Ltd	481,081
17,147	*,e	Goodrich Petroleum Corp	223,597
12,779	*	Green Plains Renewable Energy, Inc	159,865
4,813		Gulf Island Fabrication, Inc	98,955
8,852		Gulfmark Offshore, Inc	368,420
27,246	*	Gulfport Energy Corp	1,421,969
50,855	*,e	Halcon Resources Corp	332,592
329,770		Halliburton Co	14,104,263
8,811	*,e	Harvest Natural Resources, Inc	28,900
62,484	*,e	Heckmann Corp	230,566
40,592	*	Helix Energy Solutions Group, Inc	935,240
33,774		Helmerich & Payne, Inc	1,979,832
65,621	*	Hercules Offshore, Inc	483,627
107,230		Hess Corp	7,739,861
72,891		Holly Corp	3,604,460
11,657	*	Hornbeck Offshore Services, Inc	523,632
41,644	*	ION Geophysical Corp	259,859
189	*	Isramco, Inc	17,265
56,501	*	Key Energy Services, Inc	335,616
178,199		Kinder Morgan, Inc	6,967,581
7,832	*,e	KiOR, Inc (Class A)	38,142
10,226		Knightsbridge Tankers Ltd	70,048
100,249	*	Kodiak Oil & Gas Corp	784,950
33,308	*	Kosmos Energy LLC	366,055
6,824	*,e	Laredo Petroleum Holdings, Inc	117,373
11,127		Lufkin Industries, Inc	982,403
64,806	*,e	Magnum Hunter Resources Corp	176,272

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

252,246		Marathon Oil Corp	$8,240,877
121,399		Marathon Petroleum Corp	9,512,826
3,925	*	Matador Resources Co	38,740
9,733	*	Matrix Service Co	146,287
87,877	*	McDermott International, Inc	938,526
36,277	*,e	McMoRan Exploration Co	600,384
18,840	*	Midstates Petroleum Co, Inc	108,707
14,890	*,e	Miller Petroleum, Inc	56,582
5,231	*	Mitcham Industries, Inc	77,680
68,766		Murphy Oil Corp	4,269,681
104,083		Nabors Industries Ltd	1,539,388
152,338		National Oilwell Varco, Inc	9,935,484
5,055	*	Natural Gas Services Group, Inc	102,060
48,933	*	Newfield Exploration Co	1,066,250
29,768	*	Newpark Resources, Inc	312,564
63,339		Noble Energy, Inc	7,175,675
22,401	e	Nordic American Tanker Shipping	199,593
21,063	*,e	Northern Oil And Gas, Inc	271,502
30,746	*	Oasis Petroleum, Inc	1,052,436
290,915		Occidental Petroleum Corp	25,967,073
37,102		Oceaneering International, Inc	2,603,447
20,438	*	Oil States International, Inc	1,826,340
1,958		Panhandle Oil and Gas, Inc (Class A)	55,764
63,075	*	Parker Drilling Co	259,869
57,451		Patterson-UTI Energy, Inc	1,211,642
8,400	e	PBF Energy, Inc	255,780
10,074	*	PDC Energy, Inc	436,204
97,254		Peabody Energy Corp	1,950,915
43,910		Penn Virginia Corp	176,957
46,326	*	Petroquest Energy, Inc	198,275
4,432	*	PHI, Inc	123,077
223,793		Phillips 66	13,640,183
22,613	*	Pioneer Energy Services Corp	159,422
47,990		Pioneer Natural Resources Co	5,865,818
44,609	*	Plains Exploration & Production Co	2,016,327
63,162		Questar Market Resources, Inc	1,813,381
51,186	*,e	Quicksilver Resources, Inc	128,989
57,839		Range Resources Corp	4,252,323
7,155	*,e	Renewable Energy Group, Inc	70,334
16,011	*	Resolute Energy Corp	147,621
22,884	*	Rex Energy Corp	367,746
3,113	*	Rex Stores Corp	58,182
4,995	*	RigNet, Inc	120,879
21,531	*	Rosetta Resources, Inc	923,895
44,345	*	Rowan Cos plc	1,442,543
20,386	e	RPC, Inc	269,911
6,256	*,e	Sanchez Energy Corp	113,296
180,206	*,e	SandRidge Energy, Inc	926,259
5,249	*,e	Saratoga Resources, Inc	11,863
478,052		Schlumberger Ltd	35,581,410
47,010	*	Scorpio Tankers, Inc	406,636
7,273		SEACOR Holdings, Inc	524,456

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,816	*	SemGroup Corp	$716,360
20,923	e	Ship Finance International Ltd	344,811
20,885	*,e	Solazyme, Inc	190,053
122,886	*	Southwestern Energy Co	4,598,394
232,102		Spectra Energy Corp	7,318,176
23,357		St. Mary Land & Exploration Co	1,424,777
21,215	*	Stone Energy Corp	418,572
56,329	*	Superior Energy Services	1,554,117
21,919	*	Swift Energy Co	283,632
16,959	*	Synergy Resources Corp	114,473
10,770		Targa Resources Investments, Inc	708,235
11,988		Teekay Corp	426,773
28,212	e	Teekay Tankers Ltd (Class A)	71,376
17,681	*	Tesco Corp	215,708
49,721		Tesoro Corp	2,655,101
32,734	*	Tetra Technologies, Inc	298,861
8,165		TGC Industries, Inc	72,422
19,185		Tidewater, Inc	1,006,253
16,493	*	Triangle Petroleum Corp	90,547
55,902	*,e	Ultra Petroleum Corp	1,196,303
16,023	*	Unit Corp	673,447
29,047	*,e	Uranerz Energy Corp	29,628
33,517	*,e	Uranium Energy Corp	51,951
29,032	*	Vaalco Energy, Inc	195,095
198,042		Valero Energy Corp	7,985,053
91,429	*,e	Vantage Drilling Co	154,515
11,475	e	W&T Offshore, Inc	134,028
31,916	*	Warren Resources, Inc	83,939
19,114	e	Western Refining, Inc	590,814
2,810	*	Westmoreland Coal Co	33,917
41,439	*	Whiting Petroleum Corp	1,844,035
16,376	*	Willbros Group, Inc	155,572
235,596		Williams Cos, Inc	8,983,275
26,620		World Fuel Services Corp	1,079,441
73,319	*,e	WPX Energy, Inc	1,145,976
6,088	*,e	ZaZa Energy Corp	7,732

		TOTAL ENERGY	612,120,188

FOOD & STAPLES RETAILING - 2.1%
6,081		Andersons, Inc	331,536
213		Arden Group, Inc (Class A)	21,066
14,793		Casey’s General Stores, Inc	856,663
2,914	*	Chefs’ Warehouse Holdings, Inc	53,588
155,369		Costco Wholesale Corp	16,846,661
459,679		CVS Corp	26,744,124
9,514	*	Fresh Market, Inc	389,408
15,140		Harris Teeter Supermarkets, Inc	632,701
5,081		Ingles Markets, Inc (Class A)	108,327
193,208		Kroger Co	6,642,491
5,116		Nash Finch Co	105,134
2,284	*,e	Natural Grocers by Vitamin C	57,283
8,311	*	Pantry, Inc	121,424

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,748	e	Pricesmart, Inc	$602,124
218,984	*	Rite Aid Corp	580,308
5,490	e	Roundy’s, Inc	39,308
83,793		Safeway, Inc	1,887,018
6,244		Spartan Stores, Inc	104,774
78,835	e	Supervalu, Inc	460,396
3,907	*	Susser Holdings Corp	207,735
211,672		Sysco Corp	7,378,886
17,233	*	United Natural Foods, Inc	860,616
3,102		Village Super Market (Class A)	109,190
311,804		Walgreen Co	15,437,416
606,604		Wal-Mart Stores, Inc	47,145,263
3,877		Weis Markets, Inc	162,175
67,248		Whole Foods Market, Inc	5,939,343

		TOTAL FOOD & STAPLES RETAILING	133,824,958

FOOD, BEVERAGE & TOBACCO - 5.4%
616		Alico, Inc	25,755
32,457	*	Alliance One International, Inc	121,714
732,562		Altria Group, Inc	26,745,838
1,419	*	Annie’s, Inc	53,624
238,349		Archer Daniels Midland Co	8,089,565
18,271		B&G Foods, Inc (Class A)	563,843
57,977		Beam, Inc	3,751,692
3,130	*,e	Boston Beer Co, Inc (Class A)	529,971
19,461	*	Boulder Brands, Inc	175,344
54,280		Brown-Forman Corp (Class B)	3,826,740
51,099		Bunge Ltd	3,689,859
3,298	e	Calavo Growers, Inc	93,531
6,231	e	Cal-Maine Foods, Inc	265,939
63,024	e	Campbell Soup Co	2,924,944
16,081	*	Chiquita Brands International, Inc	138,779
1,500		Coca-Cola Bottling Co Consolidated	92,250
1,393,851		Coca-Cola Co	59,001,713
99,841		Coca-Cola Enterprises, Inc	3,657,176
150,005		ConAgra Foods, Inc	5,305,677
52,332	*	Constellation Brands, Inc (Class A)	2,582,584
2,336	*	Craft Brewers Alliance, Inc	17,567
39,027	*	Darling International, Inc	722,390
69,672	*	Dean Foods Co	1,333,522
9,393	*,e	Diamond Foods, Inc	141,646
10,022	*,e	Dole Food Co, Inc	107,837
77,686		Dr Pepper Snapple Group, Inc	3,793,407
3,385	*	Farmer Bros Co	51,283
40,171		Flowers Foods, Inc	1,323,233
16,336		Fresh Del Monte Produce, Inc	415,098
232,958		General Mills, Inc	11,745,742
48,316	*,e	Green Mountain Coffee Roasters, Inc	2,773,338
390		Griffin Land & Nurseries, Inc (Class A)	11,641
114,812		H.J. Heinz Co	8,314,685
12,179	*,e	Hain Celestial Group, Inc	794,680
54,150		Hershey Co	4,828,014

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,798		Hillshire Brands Co	$1,572,786
50,155		Hormel Foods Corp	2,069,897
26,283		Ingredion, Inc	1,892,639
4,009	*	Inventure Foods, Inc	30,709
6,957		J&J Snack Foods Corp	521,914
40,403		J.M. Smucker Co	4,170,802
4,002		John B. Sanfilippo & Son, Inc	83,962
86,993		Kellogg Co	5,658,025
211,767		Kraft Foods Group, Inc	10,903,883
6,961		Lancaster Colony Corp	549,432
14,599		Lance, Inc	367,603
2,195	e	Limoneira Co	40,893
140,179		Lorillard, Inc	6,012,277
48,953		McCormick & Co, Inc	3,521,679
72,659		Mead Johnson Nutrition Co	5,891,918
46,818		Molson Coors Brewing Co (Class B)	2,415,809
637,134		Mondelez International, Inc	20,037,864
48,431	*	Monster Beverage Corp	2,731,508
2,927		National Beverage Corp	43,115
9,474	*	Omega Protein Corp	88,203
561,141		PepsiCo, Inc	46,277,298
611,900		Philip Morris International, Inc	58,491,521
17,065	*	Pilgrim’s Pride Corp	167,066
9,140	*	Post Holdings, Inc	400,240
118,941		Reynolds American, Inc	5,640,182
7,597		Sanderson Farms, Inc	465,392
109		Seaboard Corp	299,312
2,561	*	Seneca Foods Corp	83,463
50,659	*	Smithfield Foods, Inc	1,296,870
3,890	*	Synutra International, Inc	18,789
8,129	e	Tootsie Roll Industries, Inc	253,869
13,034	*	TreeHouse Foods, Inc	830,396
102,700		Tyson Foods, Inc (Class A)	2,529,501
10,107	e	Universal Corp	581,658
26,229	e	Vector Group Ltd	427,795
7,970	*,e	WhiteWave Foods Co	134,773

		TOTAL FOOD, BEVERAGE & TOBACCO	344,513,664

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
7,127		Abaxis, Inc	304,252
566,243		Abbott Laboratories	20,905,692
9,699	*,e	Abiomed, Inc	179,141
9,541	*	Acadia Healthcare Co, Inc	301,019
23,747	*,e	Accretive Health, Inc	250,293
23,631	*,e	Accuray, Inc	103,976
119,153		Aetna, Inc	6,844,148
13,371		Air Methods Corp	489,245
23,844	*	Align Technology, Inc	789,713
64,771	*	Allscripts Healthcare Solutions, Inc	896,431
3,489		Almost Family, Inc	68,873
15,606	*	Alphatec Holdings, Inc	29,495
10,390	*,e	Amedisys, Inc	104,316

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

84,251		AmerisourceBergen Corp	$4,559,664
19,681	*	AMN Healthcare Services, Inc	270,220
12,744	*	Amsurg Corp	427,689
4,380		Analogic Corp	348,122
6,931	*	Angiodynamics, Inc	70,211
5,457	*	Anika Therapeutics, Inc	72,851
41,233	*,e	Antares Pharma, Inc	156,273
9,134	*	Arthrocare Corp	316,493
8,579		Assisted Living Concepts, Inc (A Shares)	102,262
12,980	*,e	athenahealth, Inc	1,249,455
3,941	*	AtriCure, Inc	32,868
522		Atrion Corp	104,604
30,553		Bard (C.R.), Inc	3,035,746
198,554		Baxter International, Inc	13,872,968
73,673		Becton Dickinson & Co	6,947,364
13,310	*,e	Bio-Reference Labs, Inc	339,405
14,520	*	BioScrip, Inc	201,247
485,455	*	Boston Scientific Corp	3,636,058
32,264	*	Brookdale Senior Living, Inc	832,089
7,041		Cantel Medical Corp	222,566
13,051	*	Capital Senior Living Corp	316,617
125,191		Cardinal Health, Inc	5,535,946
4,160	*	Cardiovascular Systems, Inc	71,386
79,048	*	CareFusion Corp	2,643,365
73,535	*	Catamaran Corp	4,245,176
17,024	*	Centene Corp	786,509
52,755	*	Cerner Corp	5,105,101
21,670	*,e	Cerus Corp	115,284
6,703		Chemed Corp	547,099
3,177	*,e	Chindex International, Inc	43,525
103,643		Cigna Corp	6,858,057
32,467		Community Health Systems, Inc	1,479,521
6,390		Computer Programs & Systems, Inc	335,219
10,308	*	Conceptus, Inc	319,651
12,540		Conmed Corp	392,878
17,686		Cooper Cos, Inc	1,952,534
2,295	*	Corvel Corp	108,944
49,084		Coventry Health Care, Inc	2,432,112
174,260		Covidien plc	11,124,758
7,710	*	Cross Country Healthcare, Inc	38,550
12,059		CryoLife, Inc	72,354
10,361	*	Cyberonics, Inc	449,875
8,261	*	Cynosure, Inc (Class A)	213,629
33,544	*	DaVita, Inc	3,979,996
50,978		Dentsply International, Inc	2,158,918
2,816	*,e	Derma Sciences, Inc	34,045
22,699	*	DexCom, Inc	372,491
40,926	*	Edwards Lifesciences Corp	2,610,670
10,135	*	Emeritus Corp	260,470
18,302	*	Endologix, Inc	274,896
6,497		Ensign Group, Inc	226,550
6,459	*	EnteroMedics, Inc	6,201

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,371	*	Exactech, Inc	$43,864
13,961	*	ExamWorks Group, Inc	252,694
288,672	*	Express Scripts Holding Co	17,138,457
16,251	*	Five Star Quality Care, Inc	76,867
11,516	*	Gentiva Health Services, Inc	120,803
7,327	*,e	Globus Medical, Inc	111,517
7,822	*	Greatbatch, Inc	218,547
2,342	*,e	Greenway Medical Technologies	31,547
19,970	*	Haemonetics Corp	768,845
13,423	*	Hanger Orthopedic Group, Inc	407,925
12,690	*,e	Hansen Medical, Inc	24,872
57,840		HCA Holdings, Inc	2,307,238
93,929	*	Health Management Associates, Inc (Class A)	1,079,244
27,691	*	Health Net, Inc	814,115
36,437	*	Healthsouth Corp	1,002,018
6,749	*	HealthStream, Inc	154,957
12,035	*	Healthways, Inc	167,166
6,212	*,e	HeartWare International, Inc	603,806
32,309	*	Henry Schein, Inc	2,920,734
24,297		Hill-Rom Holdings, Inc	827,799
31,898	*	HMS Holdings Corp	804,149
92,979	*	Hologic, Inc	1,893,982
57,165		Humana, Inc	4,236,498
4,561	*	ICU Medical, Inc	274,800
20,138	*	Idexx Laboratories, Inc	1,771,339
15,743	*	Insulet Corp	397,353
6,440	*	Integra LifeSciences Holdings Corp	225,593
14,434	*	Intuitive Surgical, Inc	7,105,714
9,278		Invacare Corp	124,789
26,617	*	Inverness Medical Innovations, Inc	683,525
6,990	*	IPC The Hospitalist Co, Inc	318,884
23,637	*	Kindred Healthcare, Inc	247,952
34,619	*	Laboratory Corp of America Holdings	3,232,030
3,122		Landauer, Inc	174,426
5,803	*	LHC Group, Inc	126,041
17,849	*	LifePoint Hospitals, Inc	856,752
9,524	*	Magellan Health Services, Inc	487,248
10,583	*,e	MAKO Surgical Corp	112,074
16,506		Masimo Corp	331,110
84,724		McKesson Corp	8,965,494
19,286	*	MedAssets, Inc	361,227
10,271	*	Medidata Solutions, Inc	681,584
371,966		Medtronic, Inc	17,363,373
23,688	*,e	Merge Healthcare, Inc	73,907
19,753	e	Meridian Bioscience, Inc	400,788
13,887	*	Merit Medical Systems, Inc	134,287
9,942	*	Molina Healthcare, Inc	330,074
4,797	*	MWI Veterinary Supply, Inc	564,655
3,943		National Healthcare Corp	183,074
711		National Research Corp	42,624
8,110	*	Natus Medical, Inc	101,456
8,340	*	Neogen Corp	423,922

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,834	*,e	Neoprobe Corp	$87,793
14,326	*	NuVasive, Inc	300,416
23,242	*	NxStage Medical, Inc	259,613
40,617		Omnicare, Inc	1,777,806
16,134	*	Omnicell, Inc	290,735
17,911	*	OraSure Technologies, Inc	79,883
6,140	*	Orthofix International NV	198,936
23,140	e	Owens & Minor, Inc	753,670
5,321	*	Palomar Medical Technologies, Inc	72,100
32,690		Patterson Cos, Inc	1,240,586
2,194	*	PDI, Inc	10,027
17,150	*	Pediatrix Medical Group, Inc	1,521,720
8,213	*	PharMerica Corp	105,866
5,620	*,e	PhotoMedex, Inc	91,606
3,614	*	Providence Service Corp	63,281
19,956		Quality Systems, Inc	356,614
56,092		Quest Diagnostics, Inc	3,159,662
13,425	*,e	Quidel Corp	299,646
51,056	e	Resmed, Inc	2,451,709
2,945	*	Rochester Medical Corp	39,993
6,185	*,e	Rockwell Medical Technologies, Inc	26,224
21,330	*	RTI Biologics, Inc	84,893
11,967		Select Medical Holdings Corp	98,728
19,423	*	Sirona Dental Systems, Inc	1,428,367
8,127	*	Skilled Healthcare Group, Inc (Class A)	57,214
26,211	*	Solta Medical, Inc	51,111
11,339	*	Spectranetics Corp	211,472
104,058		St. Jude Medical, Inc	4,289,271
13,929	*	Staar Surgical Co	97,224
21,683		STERIS Corp	901,796
112,603		Stryker Corp	7,384,505
4,112	*	SurModics, Inc	108,762
10,157	*	Symmetry Medical, Inc	121,071
9,418	*	Team Health Holdings, Inc	351,103
14,414		Teleflex, Inc	1,126,166
37,673	*	Tenet Healthcare Corp	1,708,847
22,184	*	Thoratec Corp	803,061
4,355	*	Tornier BV	79,217
6,777	*	Triple-S Management Corp (Class B)	122,189
31,179	*,e	Unilife Corp	61,734
373,863		UnitedHealth Group, Inc	22,405,610
10,899		Universal American Corp	93,186
32,063		Universal Health Services, Inc (Class B)	2,135,075
4,231		US Physical Therapy, Inc	100,952
901		Utah Medical Products, Inc	39,941
15,391	*	Vanguard Health Systems, Inc	225,170
39,516	*	Varian Medical Systems, Inc	2,574,072
4,681	*	Vascular Solutions, Inc	74,475
28,962	*	VCA Antech, Inc	697,984
1,934	*	Vocera Communications, Inc	38,293
17,626	*	Volcano Corp	357,632
14,277	*	WellCare Health Plans, Inc	832,492

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

109,757		WellPoint, Inc	$8,003,480
12,325		West Pharmaceutical Services, Inc	787,075
13,010	*	Wright Medical Group, Inc	304,954
4,893	*,e	Zeltiq Aesthetics, Inc	21,431
61,917		Zimmer Holdings, Inc	4,733,555

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	280,980,809

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
154,001		Avon Products, Inc	3,566,663
12,730	*	Central Garden and Pet Co (Class A)	112,024
50,833		Church & Dwight Co, Inc	3,247,720
47,294		Clorox Co	4,079,108
171,189		Colgate-Palmolive Co	20,441,679
8,811	*	Elizabeth Arden, Inc	360,810
22,982		Energizer Holdings, Inc	2,219,831
84,003		Estee Lauder Cos (Class A)	5,825,608
8,863	e	Female Health Co	67,979
12,094	*	Harbinger Group, Inc	109,330
37,742	e	Herbalife Ltd	1,498,735
4,501		Inter Parfums, Inc	130,394
140,535		Kimberly-Clark Corp	14,501,807
6,234	*	Medifast, Inc	163,331
3,117		Nature’s Sunshine Products, Inc	45,602
20,331	e	Nu Skin Enterprises, Inc (Class A)	1,031,392
2,537		Nutraceutical International Corp	46,858
1,388		Oil-Dri Corp of America	38,184
1,712		Orchids Paper Products Co	39,376
16,633	*	Prestige Brands Holdings, Inc	448,259
982,494		Procter & Gamble Co	75,426,064
3,048	*	Revlon, Inc (Class A)	58,979
7,611		Spectrum Brands, Inc	426,216
68,017	*,e	Star Scientific, Inc	84,341
1,850	*,e	USANA Health Sciences, Inc	104,377
5,797		WD-40 Co	312,632

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	134,387,299

INSURANCE - 3.9%
121,625		ACE Ltd	10,841,653
168,146		Aflac, Inc	9,153,868
6,141	*	Alleghany Corp	2,417,957
12,781		Allied World Assurance Co Holdings Ltd	1,160,643
175,568		Allstate Corp	8,648,480
19,875	e	American Equity Investment Life Holding Co	302,895
29,852		American Financial Group, Inc	1,440,956
232,848	*	American International Group, Inc	9,644,564
2,323		American National Insurance Co	218,432
4,315	*	American Safety Insurance Holdings Ltd	103,905
6,062		Amerisafe, Inc	197,985
12,905	e	Amtrust Financial Services, Inc	408,572
111,236		Aon plc	6,713,093
49,114	*	Arch Capital Group Ltd	2,605,989
8,461		Argo Group International Holdings Ltd	350,708

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,799		Arthur J. Gallagher & Co	$1,859,268
23,681		Aspen Insurance Holdings Ltd	904,377
31,134		Assurant, Inc	1,480,110
56,908		Assured Guaranty Ltd	1,174,012
37,973		Axis Capital Holdings Ltd	1,694,735
2,361		Baldwin & Lyons, Inc (Class B)	57,372
638,712	*	Berkshire Hathaway, Inc (Class B)	67,907,860
45,192		Brown & Brown, Inc	1,400,500
97,049		Chubb Corp	8,547,105
52,829		Cincinnati Financial Corp	2,583,866
10,618	*	Citizens, Inc (Class A)	69,442
8,730		CNA Financial Corp	294,288
70,345		Conseco, Inc	796,305
7,209		Crawford & Co (Class B)	54,716
1,833		Donegal Group, Inc (Class A)	26,835
1,853		Eastern Insurance Holdings, Inc	34,521
5,865	*	eHealth, Inc	122,813
1,276		EMC Insurance Group, Inc	36,021
10,394		Employers Holdings, Inc	235,424
14,342		Endurance Specialty Holdings Ltd	702,328
2,757	*	Enstar Group Ltd	350,387
9,444		Erie Indemnity Co (Class A)	751,459
18,823		Everest Re Group Ltd	2,540,917
3,406		FBL Financial Group, Inc (Class A)	133,890
80,735		Fidelity National Title Group, Inc (Class A)	2,167,735
35,184		First American Financial Corp	941,876
1,768	*	Fortegra Financial Corp	14,232
173,683	*	Genworth Financial, Inc (Class A)	1,742,040
11,577	*	Greenlight Capital Re Ltd (Class A)	284,910
3,483	*	Hallmark Financial Services	31,521
14,865		Hanover Insurance Group, Inc	749,642
157,709		Hartford Financial Services Group, Inc	4,430,046
35,263		HCC Insurance Holdings, Inc	1,502,204
13,097	*	Hilltop Holdings, Inc	175,369
3,265	e	Homeowners Choice, Inc	86,653
13,119		Horace Mann Educators Corp	295,833
1,153		Independence Holding Co	12,106
3,917		Infinity Property & Casualty Corp	222,251
266		Investors Title Co	18,447
1,179		Kansas City Life Insurance Co	42,562
16,301		Kemper Corp	519,350
102,453		Lincoln National Corp	3,484,427
110,768		Loews Corp	4,948,007
14,069		Maiden Holdings Ltd	145,333
3,632	*,e	Markel Corp	1,947,660
195,998		Marsh & McLennan Cos, Inc	7,449,884
28,325		Max Capital Group Ltd	921,979
46,961	*,e	MBIA, Inc	444,251
14,716		Meadowbrook Insurance Group, Inc	114,490
11,570		Mercury General Corp	528,865
308,115		Metlife, Inc	12,013,404
16,760		Montpelier Re Holdings Ltd	431,738

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,119	*	National Financial Partners Corp	$307,095
1,879		National Interstate Corp	54,585
703		National Western Life Insurance Co (Class A)	128,382
3,623	*	Navigators Group, Inc	209,699
86,156		Old Republic International Corp	1,163,106
7,249		OneBeacon Insurance Group Ltd (Class A)	98,514
22,128		PartnerRe Ltd	2,087,556
2,452	*	Phoenix Cos, Inc	71,378
11,368		Platinum Underwriters Holdings Ltd	645,134
19,902		Primerica, Inc	675,872
107,832		Principal Financial Group	3,892,735
24,740		ProAssurance Corp	1,212,013
220,541		Progressive Corp	5,577,482
26,808		Protective Life Corp	1,020,312
167,550		Prudential Financial, Inc	10,123,371
26,442		Reinsurance Group of America, Inc (Class A)	1,653,947
15,807		RenaissanceRe Holdings Ltd	1,484,119
9,041		RLI Corp	649,596
5,529		Safety Insurance Group, Inc	274,625
18,100		Selective Insurance Group, Inc	424,083
14,683		Stancorp Financial Group, Inc	634,012
4,082		State Auto Financial Corp	70,945
5,081	e	Stewart Information Services Corp	137,543
34,242		Symetra Financial Corp	466,718
35,842		Torchmark Corp	2,224,713
12,992		Tower Group International Ltd	245,809
140,834		Travelers Cos, Inc	12,028,632
3,593	*	United America Indemnity Ltd	80,088
5,921		United Fire & Casualty Co	165,551
10,467		Universal Insurance Holdings, Inc	62,593
96,477		UnumProvident Corp	2,690,744
35,892		Validus Holdings Ltd	1,385,790
40,936		W.R. Berkley Corp	1,777,441
2,094		White Mountains Insurance Group Ltd	1,210,981
112,219		XL Capital Ltd	3,494,500

		TOTAL INSURANCE	252,064,730

MATERIALS - 3.8%
13,567		A. Schulman, Inc	352,335
3,816	*,e	ADA-ES, Inc	105,360
1,184	*	AEP Industries, Inc	91,286
76,430		Air Products & Chemicals, Inc	6,646,353
24,608		Airgas, Inc	2,378,363
61,881	e	AK Steel Holding Corp	207,301
31,616		Albemarle Corp	1,936,480
381,724		Alcoa, Inc	3,244,654
35,533		Allegheny Technologies, Inc	958,680
33,266	*,e	Allied Nevada Gold Corp	355,946
8,354		AMCOL International Corp	257,053
11,984		American Vanguard Corp	345,619
25,928		Aptargroup, Inc	1,454,561
5,778	*	Arabian American Development Co	43,971

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,352		Ashland, Inc	$2,330,664
25,077		Axiall Corp	1,315,289
12,834		Balchem Corp	556,226
55,711		Ball Corp	2,457,969
37,243		Bemis Co, Inc	1,465,512
11,000	*	Berry Plastics Group, Inc	209,000
4,800	*	Boise Cascade Co	153,744
40,456		Boise, Inc	323,243
10,464		Brush Engineered Materials, Inc	277,191
13,024		Buckeye Technologies, Inc	489,572
24,455		Cabot Corp	918,530
18,787	*	Calgon Carbon Corp	320,130
14,665		Carpenter Technology Corp	659,338
6,711	*,e	Castle (A.M.) & Co	116,235
54,410		Celanese Corp (Series A)	2,688,398
19,607	*	Century Aluminum Co	159,993
21,773		CF Industries Holdings, Inc	4,060,882
1,784		Chase Corp	34,610
32,737	*	Chemtura	695,989
7,747	*	Clearwater Paper Corp	356,517
60,126	e	Cliffs Natural Resources, Inc	1,283,089
35,121	*	Coeur d’Alene Mines Corp	535,244
38,431		Commercial Metals Co	561,861
11,670		Compass Minerals International, Inc	1,009,922
53,663	*	Crown Holdings, Inc	2,290,337
16,650		Cytec Industries, Inc	1,213,119
4,406		Deltic Timber Corp	275,287
11,939		Domtar Corp	829,880
430,236		Dow Chemical Co	14,589,303
335,765		Du Pont (E.I.) de Nemours & Co	18,302,550
16,621		Eagle Materials, Inc	1,126,073
53,814		Eastman Chemical Co	3,586,703
94,351		Ecolab, Inc	7,983,982
31,849	*	Ferro Corp	224,217
24,696	*	Flotek Industries, Inc	396,124
48,500		FMC Corp	2,943,950
341,977		Freeport-McMoRan Copper & Gold, Inc (Class B)	10,406,360
14,759		FutureFuel Corp	180,798
28,204	*,e	General Moly, Inc	52,459
14,166		Glatfelter	339,984
20,309		Globe Specialty Metals, Inc	265,236
13,503	e	Gold Resource Corp	138,271
14,641	*,e	Golden Minerals Co	26,647
95,628	*,e	Golden Star Resources Ltd	103,278
55,446	*	Graphic Packaging Holding Co	416,954
10,331		Greif, Inc (Class A)	497,644
2,024	*	GSE Holding, Inc	15,180
16,524		H.B. Fuller Co	626,260
3,162		Hawkins, Inc	117,595
4,005		Haynes International, Inc	194,683
21,437	*	Headwaters, Inc	232,806
104,070	e	Hecla Mining Co	353,838

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,225	*	Horsehead Holding Corp	$205,707
64,953		Huntsman Corp	1,225,014
9,315		Innophos Holdings, Inc	477,953
7,574		Innospec, Inc	333,332
29,342		International Flavors & Fragrances, Inc	2,264,909
156,052		International Paper Co	7,331,323
17,811		Intrepid Potash, Inc	327,900
6,388		Kaiser Aluminum Corp	402,444
13,370		Kapstone Paper and Packaging Corp	395,485
2,030		KMG Chemicals, Inc	37,271
6,853		Koppers Holdings, Inc	300,915
10,219	*	Kraton Polymers LLC	232,073
6,064	e	Kronos Worldwide, Inc	107,211
7,311	*	Landec Corp	98,040
51,817	*	Louisiana-Pacific Corp	938,924
6,158	*	LSB Industries, Inc	201,120
115,197		LyondellBasell Industries AF S.C.A	6,992,458
16,207	e	Martin Marietta Materials, Inc	1,636,745
85,593	*,e	McEwen Mining, Inc	199,432
61,244		MeadWestvaco Corp	2,111,693
53,451	*,e	Midway Gold Corp	50,265
11,742		Minerals Technologies, Inc	477,077
34,296	*,e	Molycorp, Inc	200,289
191,220		Monsanto Co	20,426,120
105,796		Mosaic Co	6,515,976
9,788		Myers Industries, Inc	145,058
5,212		Neenah Paper, Inc	149,897
3,137		NewMarket Corp	842,912
175,744		Newmont Mining Corp	5,694,106
19,362		Noranda Aluminium Holding Corp	73,769
111,473		Nucor Corp	4,862,452
26,493		Olin Corp	640,336
3,937		Olympic Steel, Inc	78,740
13,702	*	OM Group, Inc	335,288
16,682	*	Omnova Solutions, Inc	111,269
54,684	*	Owens-Illinois, Inc	1,437,096
36,278		Packaging Corp of America	1,725,382
47,984	*,e	Paramount Gold and Silver Corp	75,815
33,707		PolyOne Corp	759,419
51,153		PPG Industries, Inc	7,526,652
107,411		Praxair, Inc	12,277,077
4,255		Quaker Chemical Corp	262,619
26,920		Reliance Steel & Aluminum Co	1,751,684
115,985		Rentech, Inc	240,089
31,756	*,e	Resolute Forest Products	464,590
7,011	*,e	Revett Minerals, Inc	10,306
24,866		Rock-Tenn Co (Class A)	2,490,081
24,770		Rockwood Holdings, Inc	1,607,325
23,034		Royal Gold, Inc	1,280,230
45,859		RPM International, Inc	1,485,832
10,067	*	RTI International Metals, Inc	292,144
10,454		Schnitzer Steel Industries, Inc (Class A)	256,437

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,716		Schweitzer-Mauduit International, Inc	$431,748
13,876	e	Scotts Miracle-Gro Co (Class A)	629,277
70,160		Sealed Air Corp	1,551,939
18,147		Sensient Technologies Corp	714,084
31,679		Sherwin-Williams Co	5,800,742
43,204		Sigma-Aldrich Corp	3,399,723
17,643		Silgan Holdings, Inc	844,570
35,283		Sonoco Products Co	1,236,316
57,497		Southern Copper Corp (NY)	1,916,375
79,475		Steel Dynamics, Inc	1,195,304
7,092		Stepan Co	403,818
44,298	*,e	Stillwater Mining Co	551,067
23,190	*	SunCoke Energy, Inc	350,865
32,634	*,e	Tahoe Resources, Inc	566,526
7,455	*,e	Texas Industries, Inc	474,734
11,124		Tredegar Corp	329,270
1,558	*	UFP Technologies, Inc	31,612
650	*	United States Lime & Minerals, Inc	30,017
51,512	e	United States Steel Corp	916,914
2,689	*	Universal Stainless & Alloy	94,007
15,719	*,e	US Antimony Corp	23,893
8,009	e	US Silica Holdings Inc	163,624
33,831		Valspar Corp	2,159,094
26,649	*,e	Vista Gold Corp	44,770
46,150		Vulcan Materials Co	2,301,962
25,735		Walter Energy, Inc	461,171
20,706		Wausau Paper Corp	210,787
7,983		Westlake Chemical Corp	663,707
1,603	*	WHX Corp	24,654
17,319		Worthington Industries, Inc	557,325
25,669	*	WR Grace & Co	1,979,337
12,836		Zep, Inc	195,107
11,315	*,e	Zoltek Cos, Inc	149,471

		TOTAL MATERIALS	239,856,719

MEDIA - 3.7%
20,990	*	AMC Networks, Inc	1,322,580
11,533		Arbitron, Inc	538,476
31,025		Belo (A.H.) Corp (Class A)	332,588
74,419		Cablevision Systems Corp (Class A)	1,105,866
5,083	*	Carmike Cinemas, Inc	89,258
219,680		CBS Corp (Class B)	10,056,950
18,372	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	67,976
17,801	*	Charter Communications, Inc	1,793,273
40,574		Cinemark Holdings, Inc	1,253,331
15,396		Clear Channel Outdoor Holdings, Inc (Class A)	111,313
965,671		Comcast Corp (Class A)	39,882,212
8,719	*	Crown Media Holdings, Inc (Class A)	17,874
16,187	*,e	Cumulus Media, Inc (Class A)	51,637
290	*	Daily Journal Corp	30,607
10,406	*,e	Digital Generation, Inc	69,720
206,199	*	DIRECTV	11,662,615

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

86,717	*	Discovery Communications, Inc (Class A)	$6,835,034
72,377		DISH Network Corp (Class A)	2,836,455
22,440	*,e	DreamWorks Animation SKG, Inc (Class A)	432,643
10,640	*	Entercom Communications Corp (Class A)	84,162
48,804	e	Entravision Communications Corp (Class A)	188,383
9,288	*	EW Scripps Co (Class A)	129,010
2,456		Fisher Communications, Inc	101,728
83,736		Gannett Co, Inc	1,688,118
5,348	*	Global Sources Ltd	36,473
12,369		Harte-Hanks, Inc	98,086
147,342		Interpublic Group of Cos, Inc	2,039,213
15,475		John Wiley & Sons, Inc (Class A)	590,681
16,528	*	Journal Communications, Inc (Class A)	112,556
25,527	*	Lamar Advertising Co (Class A)	1,195,174
94,999	*,e	Liberty Global, Inc (Class A)	6,875,078
38,805	*	Liberty Media Corp	4,457,918
17,038	*	Lin TV Corp (Class A)	209,738
34,473	*,e	Lions Gate Entertainment Corp	855,275
46,465	*	Live Nation, Inc	586,853
4,781		Loral Space & Communications, Inc	294,127
23,035	*	Madison Square Garden, Inc	1,388,319
6,123	e	Martha Stewart Living Omnimedia, Inc (Class A)	15,124
32,540	*,e	McClatchy Co (Class A)	75,167
100,520		McGraw-Hill Cos, Inc	5,439,137
7,008	e	MDC Partners, Inc	119,767
11,975	e	Meredith Corp	464,870
10,172		Morningstar, Inc	671,454
27,129		National CineMedia, Inc	440,575
45,147	*	New York Times Co (Class A)	400,002
750,628		News Corp (Class A)	23,246,949
5,312		Nexstar Broadcasting Group, Inc (Class A)	129,347
94,266		Omnicom Group, Inc	5,634,279
4,026		Outdoor Channel Holdings, Inc	35,228
34,043	*,e	Pandora Media, Inc	474,219
2,790	*	ReachLocal, Inc	46,509
4,718	*	Reading International, Inc	27,459
30,966	e	Regal Entertainment Group (Class A)	555,530
2,639	*	Rentrak Corp	59,747
1,329		Saga Communications, Inc	61,187
2,491		Salem Communications	22,867
8,572		Scholastic Corp	235,301
30,771		Scripps Networks Interactive (Class A)	2,048,733
4,170	*,e	Shutterstock, Inc	173,889
16,667		Sinclair Broadcast Group, Inc (Class A)	446,676
1,361,953	e	Sirius XM Radio, Inc	4,426,347
37,895	*	Starz-Liberty Capital	885,985
135,787	e	Thomson Corp	4,547,507
106,552		Time Warner Cable, Inc	10,004,167
344,924		Time Warner, Inc	20,619,557
12,672	e	Valassis Communications, Inc	324,783
177,492		Viacom, Inc (Class B)	11,357,713
99,902		Virgin Media, Inc	4,873,220

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

640,648		Walt Disney Co	$40,258,321
1,511		Washington Post Co (Class B)	669,887
7,597	e	World Wrestling Entertainment, Inc (Class A)	69,741

		TOTAL MEDIA	238,282,544

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
565,423		AbbVie, Inc	26,037,729
42,563	*	Achillion Pharmaceuticals, Inc	320,925
13,290	*	Acorda Therapeutics, Inc	525,885
46,402	*	Actavis, Inc	4,906,083
11,820	*	Aegerion Pharmaceuticals, Inc	496,913
27,233	*,e	Affymetrix, Inc	99,128
6,687	*,e	Agenus, Inc	32,499
122,760		Agilent Technologies, Inc	5,087,174
18,802	*	Akorn, Inc	282,970
70,231	*	Alexion Pharmaceuticals, Inc	6,882,638
45,368	*	Alkermes plc	1,388,714
109,641		Allergan, Inc	12,449,736
19,591	*	Alnylam Pharmaceuticals, Inc	469,204
5,911	*	AMAG Pharmaceuticals, Inc	130,338
279,490		Amgen, Inc	29,125,653
8,671	*,e	Amicus Therapeutics, Inc	28,181
12,218	*,e	Ampio Pharmaceuticals, Inc	61,579
2,638	*,e	Anacor Pharmaceuticals, Inc	17,675
72,228	*,e	Arena Pharmaceuticals, Inc	595,159
64,280	*	Ariad Pharmaceuticals, Inc	1,148,684
15,176	*	Arqule, Inc	44,769
52,519	*	Array Biopharma, Inc	312,488
36,953	*	Astex Pharmaceuticals	254,237
16,039	*	Auxilium Pharmaceuticals, Inc	239,462
47,671	*,e	AVANIR Pharmaceuticals, Inc	152,070
14,293	*,e	AVEO Pharmaceuticals, Inc	73,037
2,544	*,e	BG Medicine, Inc	4,198
17,854	*,e	BioCryst Pharmaceuticals, Inc	35,887
10,741	*,e	BioDelivery Sciences International, Inc	61,009
86,080	*	Biogen Idec, Inc	18,845,494
45,306	*	BioMarin Pharmaceuticals, Inc	2,972,074
7,312	*	Bio-Rad Laboratories, Inc (Class A)	875,612
1,115	*	Biospecifics Technologies Corp	17,695
13,775	*,e	Biotime, Inc	49,865
608,472		Bristol-Myers Squibb Co	24,168,508
30,898	*	Bruker BioSciences Corp	549,057
24,748	*,e	Cadence Pharmaceuticals, Inc	175,216
8,210	*	Cambrex Corp	102,543
158,336	*	Celgene Corp	18,694,732
28,112	*	Celldex Therapeutics, Inc	366,862
25,780	*	Cepheid, Inc	982,991
19,926	*	Charles River Laboratories International, Inc	866,582
1,391	*	ChemoCentryx, Inc	17,290
3,978	*	Clovis Oncology, Inc	148,857
5,517	*,e	Codexis, Inc	12,358
9,235	*,e	Corcept Therapeutics, Inc	16,346

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,379	*	Cornerstone Therapeutics, Inc	$19,936
4,112	*,e	Coronado Biosciences, Inc	46,260
19,604	*	Covance, Inc	1,461,674
22,407	*	Cubist Pharmaceuticals, Inc	1,028,929
2,759	*,e	Cumberland Pharmaceuticals, Inc	12,912
21,952	*,e	Curis, Inc	82,320
20,129	*,e	Cytori Therapeutics, Inc	56,562
66,960	*,e	Dendreon Corp	315,382
15,092	*	Depomed, Inc	83,157
22,364	*,e	Discovery Laboratories, Inc	37,795
35,385	*	Dyax Corp	97,309
47,222	*,e	Dynavax Technologies Corp	110,972
367,820		Eli Lilly & Co	20,369,872
8,927	*	Emergent Biosolutions, Inc	136,940
40,945	*	Endo Pharmaceuticals Holdings, Inc	1,500,225
8,617	*	Endocyte, Inc	119,690
10,740		Enzon Pharmaceuticals, Inc	35,442
21,045	*	Exact Sciences Corp	196,560
57,441	*,e	Exelixis, Inc	298,119
8,005	*	Fluidigm Corp	134,804
94,427	*,m	Forest Laboratories, Inc	3,532,514
2,613	*	Furiex Pharmaceuticals Inc	88,711
9,569	*	Genomic Health, Inc	290,515
55,856	*,e	Geron Corp	65,352
544,658	*	Gilead Sciences, Inc	27,581,481
1,967	*	Golf Trust Of America, Inc	7,514
6,344	*	GTx, Inc	29,309
38,386	*,e	Halozyme Therapeutics, Inc	231,851
6,510	*	Harvard Bioscience, Inc	33,331
2,912		Hi-Tech Pharmacal Co, Inc	96,271
16,239	*,e	Horizon Pharma, Inc	38,974
58,611	*	Hospira, Inc	1,941,196
30,696	*,e	Idenix Pharmaceuticals, Inc	113,575
44,981	*,e	Illumina, Inc	2,909,821
25,569	*,e	ImmunoCellular Therapeutics Ltd	64,434
27,673	*,e	Immunogen, Inc	443,321
18,342	*,e	Immunomedics, Inc	46,956
22,157	*	Impax Laboratories, Inc	387,747
31,911	*,e	Incyte Corp	706,829
11,681	*	Infinity Pharmaceuticals, Inc	503,334
29,394	*,e	InterMune, Inc	274,246
24,887	*,e	Ironwood Pharmaceuticals, Inc	378,531
33,203	*,e	Isis Pharmaceuticals, Inc	743,415
15,096	*	Jazz Pharmaceuticals plc	880,852
987,968		Johnson & Johnson	84,204,513
29,101	*,e	Keryx Biopharmaceuticals, Inc	237,173
4,512	*	Lannett Co, Inc	52,384
58,086	*	Lexicon Pharmaceuticals, Inc	115,010
63,587	*	Life Technologies Corp	4,685,726
5,354	*	Ligand Pharmaceuticals, Inc (Class B)	146,271
21,108	*	Luminex Corp	351,026
45,950	*,e	MannKind Corp	181,502

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,789		Maxygen, Inc	$16,294
18,256	*	Medicines Co	616,323
26,114	*	Medivation, Inc	1,376,469
1,094,571		Merck & Co, Inc	51,444,837
4,310	*,e	Merrimack Pharmaceuticals, Inc	21,205
11,394	*	Mettler-Toledo International, Inc	2,380,890
15,518	*	Momenta Pharmaceuticals, Inc	191,182
143,065	*	Mylan Laboratories, Inc	4,164,622
30,367	*	Myriad Genetics, Inc	845,721
37,949	*	Nektar Therapeutics	411,367
19,358	*	Neurocrine Biosciences, Inc	223,391
3,733	*,e	NewLink Genetics Corp	52,038
7,923	*,e	Novacea, Inc	31,375
39,081	*,e	Novavax, Inc	91,840
28,500	*	NPS Pharmaceuticals, Inc	382,755
9,310	*,e	Omeros Corp	37,519
4,218	*,e	OncoGenex Pharmaceutical, Inc	42,728
21,321	*,e	Oncothyreon, Inc	53,516
25,392	*	Onyx Pharmaceuticals, Inc	2,407,162
30,333	*,e	Opko Health, Inc	202,018
15,602	*,e	Optimer Pharmaceuticals, Inc	240,895
42,943	*,e	Orexigen Therapeutics, Inc	261,093
4,635	*,e	Osiris Therapeutics, Inc	52,005
7,636	*	Pacific Biosciences of California, Inc	19,548
6,591	*,e	Pacira Pharmaceuticals, Inc	190,282
10,338		Pain Therapeutics, Inc	42,593
19,766	*	Parexel International Corp	809,418
59,593	e	PDL BioPharma, Inc	461,250
41,972		PerkinElmer, Inc	1,286,442
34,015		Perrigo Co	4,061,731
2,688,314		Pfizer, Inc	78,149,288
20,156	*	Pharmacyclics, Inc	1,642,714
11,548	*	Pozen, Inc	56,932
15,231	*	Progenics Pharmaceuticals, Inc	70,063
85,232	*	Qiagen N.V. (NASDAQ)	1,694,412
20,232	e	Questcor Pharmaceuticals, Inc	621,932
13,225	*,e	Raptor Pharmaceutical Corp	91,252
27,732	*	Regeneron Pharmaceuticals, Inc	5,966,262
13,509	*	Repligen Corp	121,041
11,686	*,e	Repros Therapeutics, Inc	237,693
31,093	*	Rigel Pharmaceuticals, Inc	148,935
2,764	*	Sagent Pharmaceuticals	45,717
23,165	*	Salix Pharmaceuticals Ltd	1,211,298
18,835	*,e	Sangamo Biosciences, Inc	191,740
23,608	*	Santarus, Inc	433,679
20,805	*	Sciclone Pharmaceuticals, Inc	98,408
36,089	*,e	Seattle Genetics, Inc	1,333,489
39,723	*,e	Sequenom, Inc	149,756
9,643	*,e	SIGA Technologies, Inc	31,822
19,770	e	Spectrum Pharmaceuticals, Inc	146,496
1,401	*	Sucampo Pharmaceuticals, Inc (Class A)	13,323
13,635	*,e	Sunesis Pharmaceuticals, Inc	76,765

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,879	*,e	Supernus Pharmaceuticals, Inc	$14,798
3,876	*	Synageva BioPharma Corp	200,350
18,423	*,e	Synergy Pharmaceuticals, Inc	96,721
18,455	*,e	Synta Pharmaceuticals Corp	189,164
13,794	*	Targacept, Inc	63,590
14,131		Techne Corp	906,362
1,632	*,e	TESARO, Inc	44,896
20,059	*,e	Theravance, Inc	676,991
131,895		Thermo Electron Corp	10,641,289
18,803	*,e	Threshold Pharmaceuticals, Inc	90,630
11,541	*	Trius Therapeutics, Inc	80,441
18,005	*	United Therapeutics Corp	1,202,374
7,842	*	Vanda Pharmaceuticals, Inc	38,112
10,198	*,e	Ventrus Biosciences, Inc	27,331
1,352	*,e	Verastem, Inc	13,277
75,619	*	Vertex Pharmaceuticals, Inc	5,809,052
20,233	*,e	Vical, Inc	74,660
23,092	*	Viropharma, Inc	629,257
33,154	*,e	Vivus, Inc	440,617
64,055		Warner Chilcott plc	921,111
31,666	*	Waters Corp	2,925,938
14,170	*	Xenoport, Inc	87,996
29,034	*,e	XOMA Corp	101,619
19,164	*,e	ZIOPHARM Oncology, Inc	32,196
35,600		Zoetis Inc	1,175,512
21,917	*,e	Zogenix, Inc	37,916

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	509,108,377

REAL ESTATE - 3.9%
20,536		Acadia Realty Trust	586,303
12,024		AG Mortgage Investment Trust	311,061
4,183		Agree Realty Corp	125,783
13,922	*	Alexander & Baldwin, Inc	474,183
698		Alexander’s, Inc	214,977
22,374		Alexandria Real Estate Equities, Inc	1,628,156
13,172		American Assets Trust,Inc	444,687
35,901		American Campus Communities, Inc	1,602,621
139,732		American Capital Agency Corp	4,654,473
26,711		American Capital Mortgage, Inc	709,444
141,790		American Tower Corp	11,908,942
1,540		AmREIT, Inc (Class B)	29,275
343,666		Annaly Capital Management, Inc	5,478,036
55,310		Anworth Mortgage Asset Corp	349,006
52,033		Apartment Investment & Management Co (Class A)	1,618,747
21,055		Apollo Commercial Real Estate Finance, Inc	373,516
3,738		Ares Commercial Real Estate Corp	62,911
132,952	*	ARMOUR Residential REIT, Inc	862,858
18,432		Ashford Hospitality Trust, Inc	237,404
16,347		Associated Estates Realty Corp	292,121
2,984	*	AV Homes, Inc	38,523
41,393		AvalonBay Communities, Inc	5,506,925
67,093		BioMed Realty Trust, Inc	1,510,263

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

53,820		Boston Properties, Inc	$5,889,523
47,554		Brandywine Realty Trust	709,981
27,720		BRE Properties, Inc (Class A)	1,399,306
28,791		Camden Property Trust	2,082,741
20,060		Campus Crest Communities, Inc	274,020
30,613		Capital Lease Funding, Inc	214,903
31,417		Capstead Mortgage Corp	417,218
49,311		CBL & Associates Properties, Inc	1,190,368
117,051	*	CBRE Group, Inc	2,834,975
26,644		Cedar Shopping Centers, Inc	170,788
5,584		Chatham Lodging Trust	102,243
16,266		Chesapeake Lodging Trust	384,854
340,941		Chimera Investment Corp	1,125,105
29,175		Colonial Properties Trust	677,152
18,768		Colony Financial, Inc	418,526
1,172		Consolidated-Tomoka Land Co	43,610
6,776		Coresite Realty	245,156
27,558		Corporate Office Properties Trust	798,906
30,390		Cousins Properties, Inc	331,859
51,168		CubeSmart	899,022
6,800		CyrusOne, Inc	163,132
60,348		CYS Investments, Inc	750,126
82,106		DCT Industrial Trust, Inc	642,890
90,868		DDR Corp	1,666,519
62,307		DiamondRock Hospitality Co	621,824
46,142		Digital Realty Trust, Inc	3,253,934
46,272		Douglas Emmett, Inc	1,210,938
110,428		Duke Realty Corp	1,947,950
20,286		DuPont Fabros Technology, Inc	509,990
28,361		Dynex Capital, Inc	304,881
11,913		EastGroup Properties, Inc	751,353
37,459		Education Realty Trust, Inc	411,674
15,467		Entertainment Properties Trust	874,504
14,539		Equity Lifestyle Properties, Inc	1,181,294
18,208		Equity One, Inc	464,122
117,353		Equity Residential	6,813,515
12,985		Essex Property Trust, Inc	2,039,294
19,830		Excel Trust, Inc	302,011
38,668		Extra Space Storage, Inc	1,685,151
22,989		Federal Realty Investment Trust	2,689,943
44,379	*	FelCor Lodging Trust, Inc	265,386
37,126		First Industrial Realty Trust, Inc	666,040
21,855		First Potomac Realty Trust	349,680
54,002	*	Forest City Enterprises, Inc (Class A)	1,008,217
15,197	*	Forestar Real Estate Group, Inc	327,343
34,091		Franklin Street Properties Corp	520,570
192,681		General Growth Properties, Inc	4,377,712
10,477		Getty Realty Corp	224,313
4,425		Gladstone Commercial Corp	84,695
46,191		Glimcher Realty Trust	579,235
19,554		Government Properties Income Trust	509,382
21,860	*	Gramercy Property Trust, Inc	103,835

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

346		Gyrodyne Co of America, Inc	$25,538
34,601		Hatteras Financial Corp	945,645
162,495		HCP, Inc	8,660,984
95,100		Health Care REIT, Inc	7,129,647
29,736		Healthcare Realty Trust, Inc	892,675
70,177		Hersha Hospitality Trust	419,658
28,906		Highwoods Properties, Inc	1,186,013
18,616		Home Properties, Inc	1,199,987
50,949		Hospitality Properties Trust	1,498,410
245,717		Host Marriott Corp	4,489,250
10,635	*	Howard Hughes Corp	1,003,731
42,398		HRPT Properties Trust	946,747
14,990		Hudson Pacific Properties	341,922
25,288		Inland Real Estate Corp	286,260
47,263		Invesco Mortgage Capital, Inc	1,011,428
51,333		Investors Real Estate Trust	499,470
32,368	*	iStar Financial, Inc	378,058
2,600	*	JAVELIN Mortgage Investment Corp	52,364
16,595		Jones Lang LaSalle, Inc	1,643,237
21,533	e	Kennedy-Wilson Holdings, Inc	358,094
27,031		Kilroy Realty Corp	1,529,684
148,406		Kimco Realty Corp	3,529,095
27,033		Kite Realty Group Trust	178,418
34,219		LaSalle Hotel Properties	887,299
57,013		Lexington Corporate Properties Trust	730,337
34,343		Liberty Property Trust	1,476,406
11,778		LTC Properties, Inc	547,677
45,232		Macerich Co	3,168,502
34,867		Mack-Cali Realty Corp	968,257
45,013		Medical Properties Trust, Inc	724,259
118,481		MFA Mortgage Investments, Inc	1,098,319
13,545		Mid-America Apartment Communities, Inc	930,948
17,146		Monmouth Real Estate Investment Corp (Class A)	182,433
9,230		National Health Investors, Inc	611,395
41,516		National Retail Properties, Inc	1,647,355
39,896		New York Mortgage Trust, Inc	284,857
68,955		NorthStar Realty Finance Corp	687,481
39,938		Omega Healthcare Investors, Inc	1,312,762
4,376		One Liberty Properties, Inc	100,385
16,577		Parkway Properties, Inc	302,199
21,782		Pebblebrook Hotel Trust	591,599
21,222		Pennsylvania Real Estate Investment Trust	439,932
24,456		Pennymac Mortgage Investment Trust	617,514
65,898		Piedmont Office Realty Trust, Inc	1,352,227
58,031		Plum Creek Timber Co, Inc	2,990,918
20,268		Post Properties, Inc	1,001,847
16,535		Potlatch Corp	782,932
165,186		Prologis, Inc	6,929,553
8,007		PS Business Parks, Inc	638,959
52,000		Public Storage, Inc	8,580,000
33,891		RAIT Investment Trust	289,429
17,994		Ramco-Gershenson Properties	314,355

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,240		Rayonier, Inc	$2,628,741
17,020	*	Realogy Holdings Corp	816,960
70,369		Realty Income Corp	3,586,708
25,285		Redwood Trust, Inc	577,004
29,824		Regency Centers Corp	1,677,898
42,855		Resource Capital Corp	282,414
24,041		Retail Opportunities Investment Corp	356,047
29,108		Retail Properties of America, Inc	445,643
43,940		RLJ Lodging Trust	1,012,378
9,952		Rouse Properties, Inc	188,590
10,502		Ryman Hospitality Properties	466,919
12,195		Sabra Healthcare REIT, Inc	363,655
3,506		Saul Centers, Inc	157,069
2,604		Select Income REIT	74,292
67,583		Senior Housing Properties Trust	1,921,385
11,663		Silver Bay Realty Trust Corp	222,530
109,170		Simon Property Group, Inc	19,439,902
32,335		SL Green Realty Corp	2,932,784
10,650		Sovran Self Storage, Inc	730,590
17,700		Spirit Realty Capital, Inc	381,081
21,587	*,e	St. Joe Co	422,458
20,063		STAG Industrial, Inc	442,189
59,824		Starwood Property Trust, Inc	1,644,562
71,039	*	Strategic Hotels & Resorts, Inc	573,285
19,823		Summit Hotel Properties, Inc	198,032
13,100		Sun Communities, Inc	670,065
51,445	*	Sunstone Hotel Investors, Inc	638,432
32,575		Tanger Factory Outlet Centers, Inc	1,209,184
21,593		Taubman Centers, Inc	1,846,417
3,913	*	Tejon Ranch Co	114,181
5,555		Terreno Realty Corp	104,545
9,260		Thomas Properties Group, Inc	47,133
126,617		Two Harbors Investment Corp	1,516,872
89,261		UDR, Inc	2,194,035
5,531		UMH Properties, Inc	61,118
4,515		Universal Health Realty Income Trust	242,591
10,998		Urstadt Biddle Properties, Inc (Class A)	244,925
104,034		Ventas, Inc	8,284,227
66,200		Vornado Realty Trust	5,796,472
21,924		Washington Real Estate Investment Trust	626,149
40,223		Weingarten Realty Investors	1,370,398
6,839		Western Asset Mortgage Capital Corp	153,194
192,711		Weyerhaeuser Co	5,879,613
6,420		Whitestone REIT	105,930
13,522		Winthrop Realty Trust	171,865
9,640	*	ZAIS Financial Corp	199,162

		TOTAL REAL ESTATE	247,947,999

RETAILING - 4.3%
8,019	*	1-800-FLOWERS.COM, Inc (Class A)	47,553
27,171		Aaron’s, Inc	780,079
30,513		Abercrombie & Fitch Co (Class A)	1,512,224

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,226		Advance Auto Parts, Inc	$2,115,957
27,123	*	Aeropostale, Inc	397,623
130,120	*	Amazon.com, Inc	33,025,757
70,181		American Eagle Outfitters, Inc	1,365,020
2,974	*	America’s Car-Mart, Inc	137,607
16,201	*	Ann Taylor Stores Corp	478,578
9,196	*	Asbury Automotive Group, Inc	368,668
40,714	*	Ascena Retail Group, Inc	753,209
8,221	*	Audiovox Corp (Class A)	78,346
11,578	*	Autonation, Inc	526,915
12,901	*	Autozone, Inc	5,277,670
8,134	*,e	Barnes & Noble, Inc	147,469
10,733		Bebe Stores, Inc	60,749
82,788	*	Bed Bath & Beyond, Inc	5,695,814
97,936		Best Buy Co, Inc	2,545,357
5,835		Big 5 Sporting Goods Corp	98,028
19,812	*	Big Lots, Inc	721,553
5,150	*	Blue Nile, Inc	168,045
6,262	*	Body Central Corp	63,747
5,266	e	Bon-Ton Stores, Inc	80,780
13,375		Brown Shoe Co, Inc	226,171
11,500	e	Buckle, Inc	558,325
17,448	*	Cabela’s, Inc	1,120,162
1,180	*,e	CafePress, Inc	6,809
80,648	*	Carmax, Inc	3,713,034
12,455		Cato Corp (Class A)	299,045
62,212		Chico’s FAS, Inc	1,136,613
7,963	*	Children’s Place Retail Stores, Inc	389,550
6,198	*	Citi Trends, Inc	72,950
7,546	*,e	Conn’s, Inc	326,817
3,772		Core-Mark Holding Co, Inc	196,295
5,218		Destination Maternity Corp	123,928
18,236	*	Destination XL Group, Inc	90,815
32,058		Dick’s Sporting Goods, Inc	1,541,990
10,930		Dillard’s, Inc (Class A)	900,741
65,891	*	Dollar General Corp	3,432,262
85,260	*	Dollar Tree, Inc	4,054,966
12,433		DSW, Inc (Class A)	822,070
31,733		Expedia, Inc	1,771,971
36,462	*	Express Parent LLC	663,973
34,666		Family Dollar Stores, Inc	2,127,452
16,828		Finish Line, Inc (Class A)	326,295
5,105	*,e	Five Below, Inc	183,729
52,212		Foot Locker, Inc	1,820,632
11,483	*,e	Francesca’s Holdings Corp	327,954
15,264		Fred’s, Inc (Class A)	217,207
45,463	e	GameStop Corp (Class A)	1,586,659
107,324		Gap, Inc	4,077,239
8,076	*	Genesco, Inc	497,078
56,238		Genuine Parts Co	4,292,647
24,385		GNC Holdings, Inc	1,105,372
4,132	*	Gordmans Stores, Inc	46,609

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,531		Group 1 Automotive, Inc	$515,955
12,094	*,e	Groupon, Inc	73,773
20,377	e	Guess?, Inc	564,035
6,905		Haverty Furniture Cos, Inc	164,201
8,936	*,e	HHgregg, Inc	120,725
9,143	*	Hibbett Sports, Inc	501,494
549,333		Home Depot, Inc	40,293,576
10,651	*,e	HomeAway, Inc	325,388
23,850		Hot Topic, Inc	332,708
12,540		HSN, Inc	659,353
56,275	e	JC Penney Co, Inc	924,035
9,199	*,e	JOS A Bank Clothiers, Inc	401,812
3,259	*	Kayak Software Corporation	129,773
4,501	*	Kirkland’s, Inc	54,282
83,151		Kohl’s Corp	3,913,086
84,327		L Brands, Inc	4,250,924
197,334	*	Liberty Media Holding Corp (Interactive A)	4,201,241
14,268	*	Liberty Ventures	1,048,270
9,940		Lithia Motors, Inc (Class A)	492,229
105,209	*	LKQ Corp	2,533,433
406,553		Lowe’s Companies, Inc	15,619,766
10,169	*,e	Lumber Liquidators, Inc	833,451
138,361		Macy’s, Inc	6,170,901
9,437	*	MarineMax, Inc	109,375
5,050	*,e	Mattress Firm Holding Corp	193,516
16,879		Men’s Wearhouse, Inc	565,446
10,510	e	Monro Muffler, Inc	434,694
20,369	*	NetFlix, Inc	4,401,130
16,928	*	New York & Co, Inc	75,499
55,699		Nordstrom, Inc	3,152,006
7,595		Nutri/System, Inc	61,520
119,601	*,e	Office Depot, Inc	461,660
36,991	e	OfficeMax, Inc	425,766
16,081	*,e	Orbitz Worldwide, Inc	96,164
40,645	*	O’Reilly Automotive, Inc	4,362,021
4,612	*,e	Overstock.com, Inc	95,930
14,081		Penske Auto Group, Inc	435,385
17,540	*	PEP Boys - Manny Moe & Jack	203,464
8,337	e	PetMed Express, Inc	104,212
38,386		Petsmart, Inc	2,619,461
32,276		Pier 1 Imports, Inc	749,126
17,955	*	Priceline.com, Inc	12,496,500
38,262	e	RadioShack Corp	121,291
23,134		Rent-A-Center, Inc	808,071
3,640	*,e	Restoration Hardware Holdings, Inc	141,778
80,837		Ross Stores, Inc	5,340,901
5,114	*	Rue21, Inc	163,137
36,556	*,e	Saks, Inc	422,222
56,051	*	Sally Beauty Holdings, Inc	1,684,893
14,185	*,e	Sears Holdings Corp	728,258
4,174	*	Sears Hometown and Outlet Stores, Inc	186,202
20,905	*	Select Comfort Corp	443,604

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,036		Shoe Carnival, Inc	$125,730
15,192	*	Shutterfly, Inc	676,500
31,165		Signet Jewelers Ltd	2,141,970
13,374		Sonic Automotive, Inc (Class A)	294,094
981	*	Sourceforge, Inc	12,831
14,390		Stage Stores, Inc	398,459
245,515		Staples, Inc	3,250,619
10,905		Stein Mart, Inc	86,259
3,020		Systemax, Inc	27,663
237,110		Target Corp	16,730,482
45,137		Tiffany & Co	3,325,694
4,069	*	Tilly’s, Inc	58,756
265,535		TJX Companies, Inc	12,950,142
25,658		Tractor Supply Co	2,749,768
31,441	*	TripAdvisor, Inc	1,653,168
16,371	*	Tuesday Morning Corp	132,769
22,714		Ulta Salon Cosmetics & Fragrance, Inc	1,990,882
37,047	*	Urban Outfitters, Inc	1,535,228
3,317	*	US Auto Parts Network, Inc	4,146
6,289	*,e	Vitacost.com, Inc	48,928
10,789	*	Vitamin Shoppe, Inc	530,279
4,140	*	West Marine, Inc	48,976
33,987	*	Wet Seal, Inc (Class A)	110,798
14,812	*	WEX, Inc	1,122,453
32,791		Williams-Sonoma, Inc	1,760,221
627		Winmark Corp	38,792
8,726	*,e	Zumiez, Inc	252,792

		TOTAL RETAILING	271,770,150

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
17,361	*	Advanced Energy Industries, Inc	294,790
239,479	*,e	Advanced Micro Devices, Inc	675,331
5,018	*	Alpha & Omega Semiconductor Ltd	36,330
114,532		Altera Corp	3,666,169
27,852	*,e	Amkor Technology, Inc	117,814
18,973	*	Anadigics, Inc	39,843
107,416		Analog Devices, Inc	4,725,230
429,400		Applied Materials, Inc	6,230,594
17,615	*	Applied Micro Circuits Corp	131,408
162,618	*	Atmel Corp	1,052,138
10,531	*	ATMI, Inc	229,049
86,456		Avago Technologies Ltd	2,763,134
29,661	*	Axcelis Technologies, Inc	38,559
16,254	*	AXT, Inc	46,649
197,390		Broadcom Corp (Class A)	7,106,040
21,955		Brooks Automation, Inc	213,403
8,321		Cabot Microelectronics Corp	278,837
16,480	*	Cavium Networks, Inc	518,296
8,094	*,e	Ceva, Inc	123,514
25,567	*	Cirrus Logic, Inc	493,699
6,715		Cohu, Inc	64,263
42,031	*,e	Cree, Inc	2,377,694

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,942	*	Cymer, Inc	$1,146,284
50,571	e	Cypress Semiconductor Corp	510,261
11,764	*	Diodes, Inc	238,339
6,439	*	DSP Group, Inc	51,963
45,465	*	Entegris, Inc	431,008
32,288	*	Entropic Communications, Inc	136,901
13,245	*	Exar Corp	142,781
42,300	*	Fairchild Semiconductor International, Inc	545,670
22,643	*,e	First Solar, Inc	1,054,258
14,073	*	Formfactor, Inc	69,661
14,714	*,e	Freescale Semiconductor Holdings Ltd	227,773
5,643	*	GSI Technology, Inc	35,212
53,565	*,e	GT Solar International, Inc	210,510
13,187	*	Hittite Microwave Corp	739,923
13,011	*	Inphi Corp	122,433
47,133	*	Integrated Device Technology, Inc	335,116
10,202	*	Integrated Silicon Solution, Inc	93,552
1,805,746		Intel Corp	43,247,617
2,856	*	Intermolecular, Inc	24,876
22,957	*	International Rectifier Corp	486,918
42,259		Intersil Corp (Class A)	327,930
9,394		IXYS Corp	85,110
59,859		Kla-Tencor Corp	3,247,351
18,112	*	Kopin Corp	59,951
62,233	*	Lam Research Corp	2,876,409
39,712	*	Lattice Semiconductor Corp	184,661
82,713		Linear Technology Corp	3,019,024
212,444	*	LSI Logic Corp	1,389,384
18,274	*	LTX-Credence Corp	107,817
1,368	*	MA-COM Technology Solutions	19,193
156,189		Marvell Technology Group Ltd	1,680,594
13,580	*	Mattson Technology, Inc	20,913
103,142		Maxim Integrated Products, Inc	3,190,182
8,940	*,e	MaxLinear, Inc	55,696
82,575	*	MEMC Electronic Materials, Inc	445,905
13,962		Micrel, Inc	140,458
69,052	e	Microchip Technology, Inc	2,514,874
347,701	*	Micron Technology, Inc	3,275,343
32,573	*	Microsemi Corp	677,518
16,768	*,e	Mindspeed Technologies, Inc	38,399
17,371		MKS Instruments, Inc	466,759
10,082		Monolithic Power Systems, Inc	243,178
9,145	*	MoSys, Inc	41,335
6,869	*	Nanometrics, Inc	96,372
9,326	*	NeoPhotonics Corp Ltd	51,386
1,812	*	NVE Corp	96,163
220,481		Nvidia Corp	3,036,023
26,011	*	Omnivision Technologies, Inc	348,807
150,798	*	ON Semiconductor Corp	1,185,272
8,490	*	PDF Solutions, Inc	145,264
2,040	*,e	Peregrine Semiconductor Corp	19,706
6,899	*	Pericom Semiconductor Corp	44,568

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,224	*	Photronics, Inc	$254,247
12,839	*	PLX Technology, Inc	59,958
65,832	*	PMC - Sierra, Inc	379,192
13,086		Power Integrations, Inc	541,891
11,580	*,e	QuickLogic Corp	29,645
46,854	*	Rambus, Inc	326,104
105,996	*	RF Micro Devices, Inc	594,638
7,683	*,e	Rubicon Technology, Inc	56,931
8,853	*	Rudolph Technologies, Inc	103,315
24,118	*	Semtech Corp	773,464
13,272	*	Sigma Designs, Inc	63,175
27,986	*	Silicon Image, Inc	137,971
15,623	*	Silicon Laboratories, Inc	620,389
70,277	*	Skyworks Solutions, Inc	1,551,013
13,935	*	Spansion, Inc	181,016
8,960	*,e	STR Holdings, Inc	20,160
17,445	*,e	SunPower Corp	237,078
3,038		Supertex, Inc	64,041
72,365	*	Teradyne, Inc	1,189,681
17,205		Tessera Technologies, Inc	350,466
413,193		Texas Instruments, Inc	14,961,719
55,957	*	Triquint Semiconductor, Inc	326,789
6,377	*	Ultra Clean Holdings	39,920
8,606	*	Ultratech, Inc	253,619
12,817	*,e	Veeco Instruments, Inc	487,943
7,328	*	Volterra Semiconductor Corp	95,337
92,997		Xilinx, Inc	3,525,516

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	137,430,603

SOFTWARE & SERVICES - 9.2%
18,339	*	Accelrys, Inc	180,639
231,396		Accenture plc	18,844,890
14,712	*	ACI Worldwide, Inc	691,611
11,178	*,e	Active Network, Inc	56,225
156,323		Activision Blizzard, Inc	2,337,029
14,440	*	Actuate Corp	88,662
25,406	*	Acxiom Corp	505,325
179,676	*	Adobe Systems, Inc	8,099,794
10,382	*	Advent Software, Inc	301,493
64,781	*	Akamai Technologies, Inc	2,844,534
18,082	*,e	Alliance Data Systems Corp	3,105,945
62,067		Amdocs Ltd	2,215,792
6,372		American Software, Inc (Class A)	52,951
16,663	*,e	Angie’s List, Inc	403,911
33,953	*	Ansys, Inc	2,745,440
27,381		AOL, Inc	1,058,002
33,386	*	Aspen Technology, Inc	1,017,605
82,768	*	Autodesk, Inc	3,259,404
176,938		Automatic Data Processing, Inc	11,915,005
3,645	*,e	AVG Technologies NV	59,486
13,118	*	Bankrate, Inc	176,831
3,053	*,e	Bazaarvoice, Inc	22,134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,318		Blackbaud, Inc	$595,521
13,215	*	Blucora, Inc	195,186
51,590	*	BMC Software, Inc	2,346,313
6,566	e	Booz Allen Hamilton Holding Co	99,738
11,563	*	Bottomline Technologies, Inc	302,951
2,073	*,e	Brightcove, Inc	12,479
44,033		Broadridge Financial Solutions, Inc	1,108,751
9,394	*,e	BroadSoft, Inc	240,111
127,400		CA, Inc	3,435,978
9,870	*,e	CACI International, Inc (Class A)	577,296
98,460	*	Cadence Design Systems, Inc	1,358,748
14,355	*,e	Callidus Software, Inc	61,583
6,069	*	Carbonite, Inc	64,574
14,625	*	Cardtronics, Inc	409,646
3,493	e	Cass Information Systems, Inc	146,007
26,315	*	Ciber, Inc	112,102
66,245	*	Citrix Systems, Inc	4,118,452
1,296	*	Clinical Data, Inc	1,231
109,422	*	Cognizant Technology Solutions Corp (Class A)	7,090,546
16,183	*	Commvault Systems, Inc	1,190,098
56,178		Computer Sciences Corp	2,631,939
5,630		Computer Task Group, Inc	115,528
80,248	*	Compuware Corp	962,976
10,220	*	comScore, Inc	165,257
7,256	*	Comverse, Inc	192,502
15,977	*,e	Concur Technologies, Inc	1,168,078
10,080	*,e	Constant Contact, Inc	147,269
38,627		Convergys Corp	657,432
11,994	*	Cornerstone OnDemand, Inc	435,142
10,069	*	CoStar Group, Inc	1,091,580
11,215	*	CSG Systems International, Inc	242,356
14,031	*	DealerTrack Holdings, Inc	390,763
8,633	*,e	Demand Media, Inc	74,762
1,938	*,e	Demandware, Inc	52,907
20,197	*	Dice Holdings, Inc	170,463
10,926	*	Digital River, Inc	158,208
1,991		DMRC Corp	43,683
11,443		DST Systems, Inc	791,283
3,167	*,e	E2open, Inc	45,003
35,212		Earthlink, Inc	200,356
416,833	*	eBay, Inc	21,837,881
9,313	e	Ebix, Inc	173,315
112,617	*	Electronic Arts, Inc	1,983,185
10,380	*	Ellie Mae, Inc	270,088
5,422	*	Envestnet, Inc	98,789
1,814	*,e	Envivio, Inc	2,902
2,280	*	EPAM Systems, Inc	49,020
8,760		EPIQ Systems, Inc	122,377
1,766		ePlus, Inc	80,318
16,954	*	Equinix, Inc	3,629,851
16,748	*	Euronet Worldwide, Inc	511,316
2,782	*	ExactTarget, Inc	54,472

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,707	*	ExlService Holdings, Inc	$251,402
151,947	*	Facebook, Inc	4,218,049
15,766	e	Factset Research Systems, Inc	1,483,108
11,308		Fair Isaac Corp	526,727
8,607	*	FalconStor Software, Inc	14,202
89,098		Fidelity National Information Services, Inc	3,746,571
34,893	*	First American Corp	951,881
49,083	*	Fiserv, Inc	4,471,952
16,613	*	FleetCor Technologies, Inc	1,277,540
3,200	*,e	FleetMatics Group plc	75,104
4,062		Forrester Research, Inc	145,623
43,313	*	Fortinet, Inc	777,901
32,156	*	Gartner, Inc	1,860,225
41,992		Genpact Ltd	781,051
3,514	*,e,m	Gerber Scientific, Inc	0
18,825	*	Global Cash Access, Inc	134,222
29,930		Global Payments, Inc	1,388,752
21,091	*,e	Glu Mobile, Inc	64,960
93,100	*	Google, Inc (Class A)	76,767,467
5,943	*	Guidance Software, Inc	62,520
6,363	*	Guidewire Software, Inc	255,029
8,164		Hackett Group, Inc	39,840
12,856		Heartland Payment Systems, Inc	422,834
8,637	*,e	Higher One Holdings, Inc	85,161
29,572		IAC/InterActiveCorp	1,391,954
10,592	*	iGate Corp	176,780
2,793	*	Imperva, Inc	108,871
2,258	*	Infoblox, Inc	49,924
38,812	*	Informatica Corp	1,278,079
5,170	*	Innodata Isogen, Inc	16,958
4,791	*	Interactive Intelligence, Inc	198,491
14,610	*	Internap Network Services Corp	116,588
392,089		International Business Machines Corp	79,413,706
105,333		Intuit, Inc	6,282,060
15,456	*	Ipass, Inc	29,830
17,287	e	j2 Global, Inc	703,581
30,453		Jack Henry & Associates, Inc	1,413,019
4,421	*	Jive Software, Inc	60,081
5,902		Keynote Systems, Inc	66,161
8,522	*	Knot, Inc	95,958
27,976		Lender Processing Services, Inc	776,054
30,093	*	Limelight Networks, Inc	58,080
23,689	*	LinkedIn Corp	4,550,420
24,594	*	Lionbridge Technologies	84,111
7,774	*,e	Liquidity Services, Inc	255,765
18,200	*	Liveperson, Inc	233,324
6,434	*	LogMeIn, Inc	145,280
5,466	*,e	magicJack VocalTec Ltd	90,353
7,103	*	Manhattan Associates, Inc	498,702
6,490	e	Mantech International Corp (Class A)	173,218
5,545		Marchex, Inc (Class B)	22,901
10,389	*	Market Leader, Inc	104,098

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,050		Mastercard, Inc (Class A)	$21,591,917
2,244	*,e	Mattersight Corp	10,502
12,309		MAXIMUS, Inc	980,904
11,063	*,e	MeetMe, Inc	21,352
30,798		Mentor Graphics Corp	562,371
27,941	*	Micros Systems, Inc	1,184,978
2,702,405		Microsoft Corp	89,449,606
3,394	*	MicroStrategy, Inc (Class A)	306,105
3,175	*,e	Millennial Media, Inc	22,003
11,972	*	ModusLink Global Solutions, Inc	33,522
6,320	*	MoneyGram International, Inc	104,343
12,112		Monotype Imaging Holdings, Inc	280,877
50,028	*	Monster Worldwide, Inc	219,123
11,044	*	Move, Inc	126,012
12,089	*	Netscout Systems, Inc	275,750
12,065	*	NetSuite, Inc	1,061,237
23,763	*	NeuStar, Inc (Class A)	1,042,483
22,840		NIC, Inc	384,626
89,258	*,e	Nuance Communications, Inc	1,699,472
7,462	*,e	OpenTable, Inc	413,320
1,299,242		Oracle Corp	42,589,153
117,835		Paychex, Inc	4,290,372
5,740		Pegasystems, Inc	145,279
11,659	*	Perficient, Inc	122,186
5,520	*	PRG-Schultz International, Inc	30,857
20,763	*	Progress Software Corp	468,621
1,399	*	Proofpoint, Inc	25,630
6,011	*	PROS Holdings, Inc	155,805
46,938	*	PTC, Inc	1,126,981
1,815		QAD, Inc (Class A)	21,925
28,333	*	QLIK Technologies, Inc	736,941
9,528	*	QuinStreet, Inc	62,313
39,037	*	Rackspace Hosting, Inc	1,881,583
6,196		RealNetworks, Inc	47,709
11,859	*,e	RealPage, Inc	241,924
68,504	*	Red Hat, Inc	3,283,397
10,330	*	Responsys, Inc	80,264
5,195	*	Rosetta Stone, Inc	87,951
36,803	*	Rovi Corp	860,822
99,766		SAIC, Inc	1,490,504
211,460	*	Salesforce.com, Inc	8,693,121
3,576	e	Sapiens International Corp NV	20,705
40,819		Sapient Corp	476,766
6,828	*	Sciquest, Inc	156,088
10,340	*	Seachange International, Inc	112,292
6,060	*	ServiceNow, Inc	248,218
14,433	*,e	ServiceSource International LLC	92,371
21,603	*	SolarWinds, Inc	1,098,513
24,247		Solera Holdings, Inc	1,396,142
9,724	*,e	Sourcefire, Inc	464,418
2,523	*,e	Spark Networks, Inc	17,207
5,107	*	Splunk, Inc	208,366

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,037	*	SPS Commerce, Inc	$190,264
12,213	*	SS&C Technologies Holdings, Inc	374,817
4,048	*	Stamps.com, Inc	136,984
19,794	*	SupportSoft, Inc	78,978
11,510	*	SYKES Enterprises, Inc	177,139
258,605	*	Symantec Corp	6,284,102
6,049	*,e	Synacor, Inc	17,603
9,136	*	Synchronoss Technologies, Inc	258,914
56,338	*	Synopsys, Inc	2,003,943
7,215		Syntel, Inc	455,772
13,563	*	TA Indigo Holding Corp	77,580
25,906	*	Take-Two Interactive Software, Inc	395,326
8,706	*	Tangoe, Inc	111,959
3,279	*	TechTarget, Inc	14,559
4,598	*	TeleNav, Inc	24,094
6,937	*	TeleTech Holdings, Inc	147,689
61,418	*	Teradata Corp	3,136,617
57,107	*	TIBCO Software, Inc	1,108,447
41,385	*	TiVo, Inc	485,032
56,398		Total System Services, Inc	1,332,121
7,164	*	Travelzoo, Inc	182,897
2,010	*,e	Trulia, Inc	58,411
10,475	*	Tyler Technologies, Inc	662,439
10,614	*	Ultimate Software Group, Inc	1,025,206
14,494	*	Unisys Corp	277,270
30,031		United Online, Inc	204,211
23,858	*	Unwired Planet, Inc	47,239
29,784	*	Valueclick, Inc	919,134
13,079	*	Vantiv, Inc	294,670
11,111	*	Vasco Data Security International	94,555
41,115	*	VeriFone Systems, Inc	883,150
16,556	*	Verint Systems, Inc	547,010
57,418	*	VeriSign, Inc	2,645,247
20,386	*,e	VirnetX Holding Corp	416,282
5,407	*	Virtusa Corp	120,089
188,024		Visa, Inc (Class A)	31,674,523
10,895	*,e	VistaPrint Ltd	444,516
31,578	*	VMware, Inc (Class A)	2,226,249
5,899	*	Vocus, Inc	49,611
22,026	*	WebMD Health Corp (Class A)	531,928
12,876	*	Websense, Inc	229,708
11,570	*	Website Pros, Inc	201,318
212,404		Western Union Co	3,145,703
8,850	*	Workday, Inc	554,453
2,600	*	Xoom Corp	47,996
394,814	*	Yahoo!, Inc	9,763,750
3,486	*	Yelp, Inc	90,741
1,110	*,e	Zillow, Inc	65,301
18,215	*	Zix Corp	68,488
73,005	*,e	Zynga, Inc	232,886

		TOTAL SOFTWARE & SERVICES	585,219,336

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
28,939	*,e	3D Systems Corp	$1,106,627
21,119	e	Adtran, Inc	443,499
4,806	*	Agilysys, Inc	56,134
59,426		Amphenol Corp (Class A)	4,487,851
4,148	*	Anaren, Inc	97,105
11,368		Anixter International, Inc	815,540
335,689		Apple, Inc	148,626,305
37,456	*	ARRIS Group, Inc	618,399
38,695	*	Arrow Electronics, Inc	1,518,005
37,118	*,e	Aruba Networks, Inc	834,784
5,463	*	Audience, Inc	80,798
12,336	*	Avid Technology, Inc	81,294
50,174	*	Avnet, Inc	1,643,198
26,893		AVX Corp	304,160
2,978		Aware, Inc	14,384
5,539	*	AX Holding Corp	41,210
6,934		Badger Meter, Inc	302,877
2,934		Bel Fuse, Inc (Class B)	43,188
19,084	*	Benchmark Electronics, Inc	340,459
4,982		Black Box Corp	108,209
26,318	*,e	Bookham, Inc	35,792
152,220	*	Brocade Communications Systems, Inc	885,920
11,083	*	CalAmp Corp	123,354
14,852	*	Calix Networks, Inc	126,688
14,164	*	Checkpoint Systems, Inc	163,877
41,307	*	Ciena Corp	617,953
1,925,009		Cisco Systems, Inc	40,271,188
14,163		Cognex Corp	562,271
7,816		Coherent, Inc	437,149
6,208		Comtech Telecommunications Corp	152,779
541,446		Corning, Inc	7,850,967
18,028	*	Cray, Inc	381,472
9,555		CTS Corp	101,761
9,721		Daktronics, Inc	97,113
7,516	*	Datalink Corp	84,104
526,233		Dell, Inc	7,051,522
22,921		Diebold, Inc	671,356
9,771	*	Digi International, Inc	89,111
20,638	e	Dolby Laboratories, Inc (Class A)	677,958
5,346	*	DTS, Inc	89,706
9,941	*	Echelon Corp	21,970
12,884	*	EchoStar Corp (Class A)	505,955
5,225		Electro Rent Corp	86,578
6,312		Electro Scientific Industries, Inc	68,043
15,301	*	Electronics for Imaging, Inc	408,843
757,807	*	EMC Corp	16,997,611
28,792	*	Emulex Corp	172,752
33,524	*	Extreme Networks, Inc	111,635
28,428	*	F5 Networks, Inc	2,172,752
5,789	*	Fabrinet	79,483
5,606	*	FARO Technologies, Inc	217,457

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,649		FEI Co	$871,898
35,530	*,e	Finisar Corp	456,205
51,073		Flir Systems, Inc	1,241,585
29,004	*,e	Fusion-io, Inc	544,695
8,607	*	Globecomm Systems, Inc	105,436
8,516	*	GSI Group, Inc	72,727
38,887	*	Harmonic, Inc	220,878
41,495		Harris Corp	1,917,069
16,929	*	Harris Stratex Networks, Inc (Class A)	54,173
708,278		Hewlett-Packard Co	14,590,527
14,238	*	Imation Corp	52,396
7,926	*	Immersion Corp	83,936
46,731	*,e	Infinera Corp	393,475
58,834	*	Ingram Micro, Inc (Class A)	1,047,834
14,703	*	Insight Enterprises, Inc	266,418
14,656	e	InterDigital, Inc	650,873
20,237	*	Intermec, Inc	199,132
6,382	*	Intevac, Inc	28,910
18,298	*,e	InvenSense, Inc	170,537
10,556	e	IPG Photonics Corp	672,206
13,175	*	Itron, Inc	522,389
13,982	*	Ixia	230,284
69,653		Jabil Circuit, Inc	1,239,823
89,071	*	JDS Uniphase Corp	1,202,458
191,393	*	Juniper Networks, Inc	3,167,554
19,880	*	Kemet Corp	123,852
5,394	*	Key Tronic Corp	60,952
4,142	*	KVH Industries, Inc	54,716
23,712	e	Lexmark International, Inc (Class A)	718,711
7,183		Littelfuse, Inc	501,517
11,147	*,e	Maxwell Technologies, Inc	67,997
4,979	*	Measurement Specialties, Inc	212,952
11,138	*	Mercury Computer Systems, Inc	86,097
753		Mesa Laboratories, Inc	37,168
10,304		Methode Electronics, Inc	148,172
45,747	e	Molex, Inc	1,261,245
99,586		Motorola, Inc	5,696,319
5,275		MTS Systems Corp	321,511
2,498	*	Multi-Fineline Electronix, Inc	38,070
33,483		National Instruments Corp	915,090
52,747	*	NCR Corp	1,438,411
13,163	*,e	Neonode, Inc	75,161
128,239	*	NetApp, Inc	4,474,259
12,597	*	Netgear, Inc	375,265
12,817	*	Newport Corp	194,178
1,992	*	Numerex Corp	20,557
39,176	*,e	OCZ Technology Group, Inc	51,321
5,418	*	Oplink Communications, Inc	88,964
6,859	*	OSI Systems, Inc	393,021
3,262	*,e	Palo Alto Networks, Inc	176,474
6,877		Park Electrochemical Corp	164,154
36,763	*,e	Parkervision, Inc	146,684

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,574		PC Connection, Inc	$39,743
5,118		PC-Tel, Inc	34,137
14,045		Plantronics, Inc	615,452
11,585	*	Plexus Corp	312,447
65,157	*	Polycom, Inc	684,148
19,051	*	Power-One, Inc	120,402
6,983	*	Procera Networks, Inc	77,441
32,350	*	QLogic Corp	351,321
616,346		Qualcomm, Inc	37,979,240
83,968	*	Quantum Corp	120,074
11,993	*,e	Rackable Systems, Inc	155,909
4,366	*	Radisys Corp	21,655
12,829	*,e	RealD, Inc	192,050
3,856		Richardson Electronics Ltd	45,231
62,379	*	Riverbed Technology, Inc	926,952
14,932	*	Rofin-Sinar Technologies, Inc	371,807
5,369	*	Rogers Corp	228,934
5,580	*,e	Ruckus Wireless, Inc	107,694
88,458	*	SanDisk Corp	4,638,737
26,935	*	Sanmina Corp	339,920
9,138	*	Scansource, Inc	264,728
18,507	*	ShoreTel, Inc	66,810
91,306	*	Sonus Networks, Inc	191,743
12,371	*,e	STEC, Inc	44,907
10,219	*,e	Stratasys Ltd	848,688
7,607	*	Super Micro Computer, Inc	73,179
11,967	*	Symmetricom, Inc	62,228
11,098	*	Synaptics, Inc	457,571
11,468	*	SYNNEX Corp	396,793
13,868	*	Tech Data Corp	648,052
121,381		Tellabs, Inc	251,259
4,887		Telular Corp	62,407
2,709		Tessco Technologies, Inc	55,372
89,782	*	Trimble Navigation Ltd	2,580,335
17,569	*	TTM Technologies, Inc	127,024
7,572	e	Ubiquiti Networks, Inc	116,987
13,105	*,e	Universal Display Corp	412,021
12,389	*,e	Viasat, Inc	600,495
599	*	Viasystems Group, Inc	7,619
53,044	*	Vishay Intertechnology, Inc	744,738
5,315	*	Vishay Precision Group, Inc	76,164
10,509	*	Westell Technologies, Inc	20,598
80,014		Western Digital Corp	4,423,174
443,454		Xerox Corp	3,804,835
18,843	*	Zebra Technologies Corp (Class A)	879,026
5,831	*	Zygo Corp	87,232

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	355,392,661

TELECOMMUNICATION SERVICES - 2.6%
23,410	*	8x8, Inc	169,254
1,969,194		AT&T, Inc	73,766,007
2,593		Atlantic Tele-Network, Inc	131,647

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,577	*,e	Boingo Wireless, Inc	$28,515
7,749	*	Cbeyond Communications, Inc	68,036
224,749		CenturyTel, Inc	8,443,820
65,415	*	Cincinnati Bell, Inc	230,261
146,559	*	Clearwire Corp (Class A)	492,438
15,496		Cogent Communications Group, Inc	443,805
20,086	e	Consolidated Communications Holdings, Inc	370,185
105,819	*	Crown Castle International Corp	8,148,063
5,958	*,e	Fairpoint Communications, Inc	48,498
331,210	e	Frontier Communications Corp	1,377,834
11,299	*	General Communication, Inc (Class A)	109,713
2,886	*	Hawaiian Telcom Holdco, Inc	69,755
3,725		HickoryTech Corp	38,293
3,946		IDT Corp (Class B)	58,361
8,910	*	inContact, Inc	72,171
14,564	*,e	Iridium Communications, Inc	97,724
21,872	*,e	Leap Wireless International, Inc	125,108
61,544	*	Level 3 Communications, Inc	1,238,881
5,990		Lumos Networks Corp	80,805
111,036	*,e	MetroPCS Communications, Inc	1,314,666
7,069		Neutral Tandem, Inc	21,066
64,606	*,e	NII Holdings, Inc (Class B)	562,072
6,537		NTELOS Holdings Corp	96,225
7,354	*	Orbcomm, Inc	34,784
14,456	*	Premiere Global Services, Inc	162,341
5,203		Primus Telecommunications Group, Inc	65,402
43,240	*	SBA Communications Corp (Class A)	3,415,528
6,623		Shenandoah Telecom Co	108,551
1,074,557	*	Sprint Nextel Corp	7,575,627
31,477		Telephone & Data Systems, Inc	706,344
18,932	*,e	Towerstream Corp	45,437
56,296	*	tw telecom inc (Class A)	1,524,496
7,724	*	US Cellular Corp	296,910
8,430		USA Mobility, Inc	114,395
1,019,532		Verizon Communications, Inc	54,962,970
52,798	*	Vonage Holdings Corp	161,034
215,179	e	Windstream Corp	1,833,325

		TOTAL TELECOMMUNICATION SERVICES	168,610,347

TRANSPORTATION - 1.9%
21,485	*	Air Transport Services Group, Inc	123,968
25,182	*	Alaska Air Group, Inc	1,552,218
6,923		Allegiant Travel Co	622,378
2,892		Amerco, Inc	464,744
10,364		Arkansas Best Corp	108,926
9,824	*	Atlas Air Worldwide Holdings, Inc	367,418
36,658	*	Avis Budget Group, Inc	1,057,217
7,127	*	Celadon Group, Inc	119,662
57,336		CH Robinson Worldwide, Inc	3,405,185
18,553		Con-Way, Inc	627,091
12,001		Copa Holdings S.A. (Class A)	1,507,086
373,709		CSX Corp	9,189,504

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

306,550	*	Delta Air Lines, Inc	$5,254,267
4,224	*	Echo Global Logistics, Inc	73,286
76,194		Expeditors International of Washington, Inc	2,737,650
112,544		FedEx Corp	10,580,261
11,382		Forward Air Corp	419,882
18,159	*,e	Genco Shipping & Trading Ltd	31,052
15,546	*	Genesee & Wyoming, Inc (Class A)	1,324,519
18,400	*,e	Hawaiian Holdings, Inc	101,016
24,959		Heartland Express, Inc	338,694
85,095	*	Hertz Global Holdings, Inc	2,049,088
14,167	*	Hub Group, Inc (Class A)	519,220
1,514		International Shipholding Corp	27,343
31,396		J.B. Hunt Transport Services, Inc	2,231,314
88,916	*,e	JetBlue Airways Corp	612,631
38,727		Kansas City Southern Industries, Inc	4,223,954
18,533	*	Kirby Corp	1,387,936
23,176		Knight Transportation, Inc	362,009
15,539		Landstar System, Inc	849,362
5,761		Marten Transport Ltd	117,352
13,930		Matson, Inc	327,912
118,163		Norfolk Southern Corp	9,148,179
26,438	*	Old Dominion Freight Line	1,017,863
16,991	*	Pacer International, Inc	96,679
3,488	*	Park-Ohio Holdings Corp	128,289
1,850	*	Patriot Transportation Holding, Inc	53,557
9,080	*	Quality Distribution, Inc	72,277
5,115	*,e	Rand Logistics, Inc	29,769
19,494	*	Republic Airways Holdings, Inc	218,138
7,102	*	Roadrunner Transportation Services Holdings, Inc	159,866
16,967		Ryder System, Inc	985,274
5,600	*	Saia, Inc	229,152
22,374		Skywest, Inc	320,172
252,679		Southwest Airlines Co	3,461,702
17,148	*	Spirit Airlines, Inc	457,852
35,449	*	Swift Transportation Co, Inc	496,995
118,812	*	UAL Corp	3,837,628
171,450		Union Pacific Corp	25,367,742
261,075		United Parcel Service, Inc (Class B)	22,410,678
1,719		Universal Truckload Services, Inc	43,388
59,235	*,e	US Airways Group, Inc	1,001,071
34,265		UTI Worldwide, Inc	503,353
15,856		Werner Enterprises, Inc	364,054
5,678	*,e	Wesco Aircraft Holdings, Inc	93,744
7,013	*,e	XPO Logistics, Inc	114,382

		TOTAL TRANSPORTATION	123,325,949

UTILITIES - 3.6%
224,969		AES Corp	3,118,070
40,301		AGL Resources, Inc	1,767,199
14,057		Allete, Inc	721,827
40,762		Alliant Energy Corp	2,181,175
82,762		Ameren Corp	3,000,123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,026	*	American DG Energy, Inc	$11,088
175,761		American Electric Power Co, Inc	9,039,388
7,590		American States Water Co	421,093
63,150		American Water Works Co, Inc	2,644,722
52,642		Aqua America, Inc	1,670,331
1,862		Artesian Resources Corp	43,887
41,692	e	Atlantic Power Corp	195,952
31,508		Atmos Energy Corp	1,398,010
25,136		Avista Corp	705,065
18,370		Black Hills Corp	861,369
3,403	*,e	Cadiz, Inc	20,044
20,364		California Water Service Group	408,298
141,328	*	Calpine Corp	3,071,058
145,893		Centerpoint Energy, Inc	3,600,639
6,843		CH Energy Group, Inc	444,590
5,308		Chesapeake Utilities Corp	283,235
21,579		Cleco Corp	1,068,592
89,290		CMS Energy Corp	2,673,343
2,380		Connecticut Water Service, Inc	67,782
105,372		Consolidated Edison, Inc	6,706,928
4,056		Consolidated Water Co, Inc	40,438
2,010		Delta Natural Gas Co, Inc	43,577
206,441		Dominion Resources, Inc	12,733,281
61,904		DTE Energy Co	4,511,564
253,945		Duke Energy Corp	19,096,664
116,463		Edison International	6,265,709
13,965		El Paso Electric Co	523,129
15,034		Empire District Electric Co	346,834
64,440		Entergy Corp	4,590,061
306,703		Exelon Corp	11,504,430
149,942		FirstEnergy Corp	6,987,297
3,900		Genie Energy Ltd	42,042
47,864		Great Plains Energy, Inc	1,154,958
34,328	e	Hawaiian Electric Industries, Inc	971,482
19,997		Idacorp, Inc	984,052
28,771		Integrys Energy Group, Inc	1,771,143
19,114		ITC Holdings Corp	1,762,693
8,906	e	Laclede Group, Inc	415,999
65,343		MDU Resources Group, Inc	1,630,308
10,087		MGE Energy, Inc	563,359
4,344		Middlesex Water Co	85,186
23,978		National Fuel Gas Co	1,503,900
16,845		New Jersey Resources Corp	795,084
149,476		NextEra Energy, Inc	12,261,516
111,209		NiSource, Inc	3,417,453
111,922		Northeast Utilities	5,073,424
10,290		Northwest Natural Gas Co	457,596
12,461		NorthWestern Corp	536,072
114,436		NRG Energy, Inc	3,189,331
78,312		NV Energy, Inc	1,693,889
35,869		OGE Energy Corp	2,597,992
74,149		Oneok, Inc	3,808,293

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY			VALUE

5,001	e	Ormat Technologies, Inc			$108,722
11,955		Otter Tail Corp			372,996
88,942		Pepco Holdings, Inc			2,010,089
153,853		PG&E Corp			7,452,639
26,161		Piedmont Natural Gas Co, Inc			900,723
39,786		Pinnacle West Capital Corp			2,422,967
26,386		PNM Resources, Inc			633,528
27,207		Portland General Electric Co			877,426
207,828		PPL Corp			6,937,299
185,333		Public Service Enterprise Group, Inc			6,785,041
62,018		Questar Corp			1,574,637
45,397		SCANA Corp			2,460,517
87,636		Sempra Energy			7,260,643
4,968		SJW Corp			125,989
11,237		South Jersey Industries, Inc			693,323
314,050		Southern Co			15,146,632
16,667		Southwest Gas Corp			844,517
74,964		TECO Energy, Inc			1,434,061
39,114		UGI Corp			1,602,892
18,402		UIL Holdings Corp			766,259
4,949		Unitil Corp			150,004
13,327		UNS Energy Corp			679,144
29,190		Vectren Corp			1,096,376
47,057		Westar Energy, Inc			1,645,113
18,578		WGL Holdings, Inc			858,675
85,233		Wisconsin Energy Corp			3,830,371
175,641		Xcel Energy, Inc			5,583,627
3,546		York Water Co			66,488

		TOTAL UTILITIES			231,803,262

		TOTAL COMMON STOCKS			6,346,198,407

		(Cost $5,025,760,638)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
2,156	e	Magnum Hunter Resources Corp			302

		TOTAL ENERGY			302

		TOTAL RIGHTS / WARRANTS			302

		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.1%
TREASURY DEBT - 0.3%
$20,000,000		United States Treasury Bill	0.030%-0.035%	05/16/13	19,999,729

					19,999,729

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.8%
180,083,928	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			180,083,928

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	$180,083,928

		TOTAL SHORT-TERM INVESTMENTS	200,083,657

		(Cost $200,083,657)

		TOTAL INVESTMENTS - 102.5%	6,546,282,366
		(Cost $5,225,844,295)
		OTHER ASSETS & LIABILITIES, NET - (2.5)%	(162,036,280)

		NET ASSETS - 100.0%	$6,384,246,086

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $175,748,314.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.6%
4,470	e	Allison Transmission Holdings, Inc	$101,961
19,224	*	BorgWarner, Inc	1,502,740
54,879		Delphi Automotive plc	2,535,958
24,172		Gentex Corp	543,870
42,505	*	Goodyear Tire & Rubber Co	531,100
38,361		Harley-Davidson, Inc	2,096,429
11,965	*,e	Tesla Motors, Inc	645,990
269		Thor Industries, Inc	9,977
1,273	*	Visteon Corp	74,840

		TOTAL AUTOMOBILES & COMPONENTS	8,042,865

BANKS - 0.0%
10,861		People’s United Financial, Inc	142,931
1,305	*	Signature Bank	93,451

		TOTAL BANKS	236,382

CAPITAL GOODS - 9.0%
104,776		3M Co	10,971,095
39,854		Ametek, Inc	1,622,456
3,648		Armstrong World Industries, Inc	186,194
18,904		Babcock & Wilcox Co	514,189
16,056	*	BE Aerospace, Inc	1,007,353
113,361		Boeing Co	10,362,329
794		Carlisle Cos, Inc	51,507
109,626		Caterpillar, Inc	9,282,033
10,029		Chicago Bridge & Iron Co NV	539,460
1,565	*	Colfax Corp	73,038
32,363		Cummins, Inc	3,443,100
33,430		Danaher Corp	2,037,224
66,414		Deere & Co	5,930,770
25,317		Donaldson Co, Inc	921,032
14,012		Eaton Corp	860,477
103,748		Emerson Electric Co	5,759,051
49,313		Fastenal Co	2,418,803
7,479		Flowserve Corp	1,182,579
21,256		Fluor Corp	1,211,167
5,025	*	Fortune Brands Home & Security, Inc	182,860
552	*	General Cable Corp	19,033
9,932		Graco, Inc	601,184
130,896		Honeywell International, Inc	9,626,092
8,205		Hubbell, Inc (Class B)	787,352
2,960		IDEX Corp	154,009
63,312		Illinois Tool Works, Inc	4,087,423
41,034		Ingersoll-Rand plc	2,207,629

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,636		ITT Corp	$100,354
17,722		Joy Global, Inc	1,001,647
8,562		Lennox International, Inc	530,844
13,693		Lincoln Electric Holdings, Inc	722,443
38,666		Lockheed Martin Corp	3,831,414
17,305		Manitowoc Co, Inc	324,642
59,853		Masco Corp	1,163,542
2,397	*	MRC Global, Inc	71,790
7,697		MSC Industrial Direct Co (Class A)	606,524
9,351		Nordson Corp	649,801
13,880		Paccar, Inc	690,946
19,332		Pall Corp	1,289,638
11,468		Parker Hannifin Corp	1,015,721
8,303	*,e	Polypore International, Inc	348,145
24,449		Precision Castparts Corp	4,676,849
23,761		Rockwell Automation, Inc	2,014,458
22,826		Rockwell Collins, Inc	1,436,212
16,337		Roper Industries, Inc	1,954,722
1,702		Snap-On, Inc	146,712
6,395	*	Spirit Aerosystems Holdings, Inc (Class A)	127,836
2,255		SPX Corp	168,020
2,881		Textron, Inc	74,186
2,048		Timken Co	107,663
9,892		Toro Co	445,239
8,631		TransDigm Group, Inc	1,267,031
2,860		Triumph Group, Inc	228,514
15,854	*,e	United Rentals, Inc	834,079
153,037		United Technologies Corp	13,970,748
3,865		Valmont Industries, Inc	563,246
9,791		W.W. Grainger, Inc	2,413,188
9,623	*	WABCO Holdings, Inc	695,069
8,129		Westinghouse Air Brake Technologies Corp	853,057
4,053		Xylem, Inc	112,471

		TOTAL CAPITAL GOODS	120,476,190

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
7,195		Cintas Corp	322,840
8,764	*	Clean Harbors, Inc	499,285
17,091	*	Copart, Inc	602,458
1,097	e	Covanta Holding Corp	21,940
4,616	e	Dun & Bradstreet Corp	408,285
18,113		Equifax, Inc	1,108,516
8,264	*	IHS, Inc (Class A)	805,161
26,061		Iron Mountain, Inc	986,669
4,548		Nielsen Holdings NV	157,452
18,259	e	Pitney Bowes, Inc	249,601
23,462		Robert Half International, Inc	770,023
9,738		Rollins, Inc	236,828
14,258	*	Stericycle, Inc	1,544,427
21,332	*	Verisk Analytics, Inc	1,307,438
1,171		Waste Connections, Inc	44,439

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,065,362

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 2.0%
7,845	*	Carter’s, Inc	$512,985
48,146		Coach, Inc	2,833,874
3,983	*,e	Deckers Outdoor Corp	219,543
2,719		DR Horton, Inc	70,911
9,097	*	Fossil, Inc	892,598
1,192	*,e	Garmin Ltd	41,815
16,341	*	Hanesbrands, Inc	819,665
17,606	e	Hasbro, Inc	833,996
3,933	*	Jarden Corp	177,024
44,213		Mattel, Inc	2,018,766
14,637	*	Michael Kors Holdings Ltd	833,431
121,559		Nike, Inc (Class B)	7,731,152
766	*	NVR, Inc	788,980
11,814		Phillips-Van Heusen Corp	1,363,454
11,160		Polaris Industries, Inc	961,880
10,254		Ralph Lauren Corp	1,861,921
9,990	*	Tempur-Pedic International, Inc	484,515
9,309		Tupperware Corp	747,513
12,739	*	Under Armour, Inc (Class A)	727,142
14,678		VF Corp	2,615,913

		TOTAL CONSUMER DURABLES & APPAREL	26,537,078

CONSUMER SERVICES - 3.6%
16,685	*	Apollo Group, Inc (Class A)	306,503
6,812	*,e	Bally Technologies, Inc	362,943
11,415		Brinker International, Inc	444,044
5,283	*	Chipotle Mexican Grill, Inc (Class A)	1,918,733
1,342	e	Choice Hotels International, Inc	52,419
21,971		Darden Restaurants, Inc	1,134,363
11,908		Dunkin Brands Group, Inc	462,149
28,075		H&R Block, Inc	778,800
22,657		International Game Technology	384,036
5,388	*,e	ITT Educational Services, Inc	98,654
66,582		Las Vegas Sands Corp	3,745,238
37,157		Marriott International, Inc (Class A)	1,599,980
170,553		McDonald’s Corp	17,420,284
2,304	*	Norwegian Cruise Line Holdings Ltd	71,447
4,716	*	Panera Bread Co (Class A)	835,817
785	*	Penn National Gaming, Inc	45,962
127,117		Starbucks Corp	7,733,798
33,370		Starwood Hotels & Resorts Worldwide, Inc	2,153,032
4,049	e	Weight Watchers International, Inc	170,746
23,169		Wyndham Worldwide Corp	1,391,994
13,041		Wynn Resorts Ltd	1,790,529
77,196		Yum! Brands, Inc	5,258,592

		TOTAL CONSUMER SERVICES	48,160,063

DIVERSIFIED FINANCIALS - 2.7%
6,270	*	Affiliated Managers Group, Inc	976,114
107,464		American Express Co	7,351,612

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,423		BlackRock, Inc	$3,044,229
13,386		CBOE Holdings, Inc	502,377
19,407		Eaton Vance Corp	773,951
13,831	e	Federated Investors, Inc (Class B)	317,560
5,610		Franklin Resources, Inc	867,643
12,288	*,e	IntercontinentalExchange, Inc	2,002,084
168,440		iShares Russell 1000 Growth Index Fund	12,275,907
18,368		Lazard Ltd (Class A)	622,675
6,605		Leucadia National Corp	204,028
7,369		LPL Financial Holdings, Inc	254,673
32,678		Moody’s Corp	1,988,456
19,944	*	MSCI, Inc (Class A)	680,090
23,487		SEI Investments Co	673,137
42,671		T Rowe Price Group, Inc	3,093,648
14,532		Waddell & Reed Financial, Inc (Class A)	622,987

		TOTAL DIVERSIFIED FINANCIALS	36,251,171

ENERGY - 4.0%
2,850	*	Atwood Oceanics, Inc	139,792
35,146		Cabot Oil & Gas Corp	2,391,685
31,483	*	Cameron International Corp	1,937,779
3,422	e	CARBO Ceramics, Inc	241,764
25,405	*	Cheniere Energy, Inc	723,534
30,338	*	Cobalt International Energy, Inc	847,644
16,968	*	Concho Resources, Inc	1,461,454
7,492	*	Continental Resources, Inc	598,761
12,502	*	Dresser-Rand Group, Inc	695,236
44,955		EOG Resources, Inc	5,446,748
1,892	*	Era Group, Inc	43,232
40,096	*	FMC Technologies, Inc	2,177,213
7,186	e	Golar LNG Ltd	240,156
48,727		Halliburton Co	2,084,054
4,485		Helmerich & Payne, Inc	262,911
81,729		Kinder Morgan, Inc	3,195,604
13,246	*	Kosmos Energy LLC	145,574
4,514	*	Laredo Petroleum Holdings, Inc	77,641
15,724		National Oilwell Varco, Inc	1,025,519
6,573		Noble Energy, Inc	744,655
18,146		Oceaneering International, Inc	1,273,305
8,336	*	Oil States International, Inc	744,905
1,119	e	PBF Energy, Inc	34,074
18,337		Pioneer Natural Resources Co	2,241,331
27,099		Range Resources Corp	1,992,318
10,124	e	RPC, Inc	134,042
223,600		Schlumberger Ltd	16,642,548
1,496		SEACOR Holdings, Inc	107,877
21,196	*	Southwestern Energy Co	793,154
9,043		St. Mary Land & Exploration Co	551,623
2,705	*	Whiting Petroleum Corp	120,372
112,582		Williams Cos, Inc	4,292,752
4,089		World Fuel Services Corp	165,809

		TOTAL ENERGY	53,575,066

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.7%
72,746		Costco Wholesale Corp	$7,887,849
43,386		CVS Corp	2,524,197
4,689	*	Fresh Market, Inc	191,921
88,408		Kroger Co	3,039,467
5,522		Safeway, Inc	124,355
51,439		Sysco Corp	1,793,164
223,890		Wal-Mart Stores, Inc	17,400,731
30,781		Whole Foods Market, Inc	2,718,578

		TOTAL FOOD & STAPLES RETAILING	35,680,262

FOOD, BEVERAGE & TOBACCO - 8.5%
265,281		Altria Group, Inc	9,685,409
21,938		Brown-Forman Corp (Class B)	1,546,629
23,533		Campbell Soup Co	1,092,166
652,048		Coca-Cola Co	27,601,192
3,822		Coca-Cola Enterprises, Inc	140,000
27,912	*	Dean Foods Co	534,236
35,117		Dr Pepper Snapple Group, Inc	1,714,763
18,799		Flowers Foods, Inc	619,239
84,392		General Mills, Inc	4,255,045
20,046	*,e	Green Mountain Coffee Roasters, Inc	1,150,640
33,171		H.J. Heinz Co	2,402,244
25,320		Hershey Co	2,257,531
15,348		Hillshire Brands Co	551,147
13,207		Hormel Foods Corp	545,053
3,119		Ingredion, Inc	224,599
38,293		Kellogg Co	2,490,577
6,232		Kraft Foods Group, Inc	320,886
65,638		Lorillard, Inc	2,815,214
22,068		McCormick & Co, Inc	1,587,572
34,167		Mead Johnson Nutrition Co	2,770,602
17,033		Mondelez International, Inc	535,688
23,510	*	Monster Beverage Corp	1,325,964
262,542		PepsiCo, Inc	21,651,839
262,852		Philip Morris International, Inc	25,126,022
19,096		Reynolds American, Inc	905,532
1,960	*,e	WhiteWave Foods Co	33,143

		TOTAL FOOD, BEVERAGE & TOBACCO	113,882,932

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
250,214		Abbott Laboratories	9,237,901
39,735		AmerisourceBergen Corp	2,150,458
13,994		Bard (C.R.), Inc	1,390,444
84,117		Baxter International, Inc	5,877,255
31,364		Becton Dickinson & Co	2,957,625
31,328		Cardinal Health, Inc	1,385,324
34,076	*	Catamaran Corp	1,967,207
24,275	*	Cerner Corp	2,349,092
2,471		Cooper Cos, Inc	272,798
4,288		Covidien plc	273,746

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

15,613	*	DaVita, Inc	$1,852,482
11,196		Dentsply International, Inc	474,151
19,093	*	Edwards Lifesciences Corp	1,217,942
134,944	*	Express Scripts Holding Co	8,011,625
17,435		HCA Holdings, Inc	695,482
8,745	*	Henry Schein, Inc	790,548
9,390	*	Idexx Laboratories, Inc	825,944
6,609	*	Intuitive Surgical, Inc	3,253,545
16,152	*	Laboratory Corp of America Holdings	1,507,951
39,575		McKesson Corp	4,187,826
10,610		Medtronic, Inc	495,275
14,291		Patterson Cos, Inc	542,343
3,969		Quest Diagnostics, Inc	223,574
23,581	e	Resmed, Inc	1,132,360
1,455	*	Sirona Dental Systems, Inc	107,001
36,280		St. Jude Medical, Inc	1,495,462
38,170		Stryker Corp	2,503,189
2,105	*	Tenet Healthcare Corp	95,483
10,619	*	Thoratec Corp	384,408
1,477		Universal Health Services, Inc (Class B)	98,353
18,640	*	Varian Medical Systems, Inc	1,214,210
3,347		WellPoint, Inc	244,063
3,062		Zimmer Holdings, Inc	234,090

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	59,449,157

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
54,284		Avon Products, Inc	1,257,217
14,468		Church & Dwight Co, Inc	924,360
1,703		Clorox Co	146,884
73,529		Colgate-Palmolive Co	8,780,098
38,588		Estee Lauder Cos (Class A)	2,676,078
18,493	e	Herbalife Ltd	734,357
58,935		Kimberly-Clark Corp	6,081,503
8,750	e	Nu Skin Enterprises, Inc (Class A)	443,887
33,489		Procter & Gamble Co	2,570,951

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	23,615,335

INSURANCE - 0.6%
3,108		Allied World Assurance Co Holdings Ltd	282,238
5,279		Aon plc	318,588
3,086	*	Arch Capital Group Ltd	163,743
20,060		Arthur J. Gallagher & Co	851,547
1,765		Brown & Brown, Inc	54,697
598		Endurance Specialty Holdings Ltd	29,284
4,715		Erie Indemnity Co (Class A)	375,173
2,940		Hanover Insurance Group, Inc	148,264
72,426		Marsh & McLennan Cos, Inc	2,752,912
28,479		Travelers Cos, Inc	2,432,391
2,250		Validus Holdings Ltd	86,873

		TOTAL INSURANCE	7,495,710

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.9%
11,544		Airgas, Inc	$1,115,728
8,522		Albemarle Corp	521,972
14,324	*	Allied Nevada Gold Corp	153,267
4,419		Aptargroup, Inc	247,906
26,014		Ball Corp	1,147,738
531		Carpenter Technology Corp	23,874
26,339		Celanese Corp (Series A)	1,301,410
2,257		CF Industries Holdings, Inc	420,953
5,466		Compass Minerals International, Inc	473,028
6,174	*	Crown Holdings, Inc	263,506
157,463		Du Pont (E.I.) de Nemours & Co	8,583,308
20,984		Eastman Chemical Co	1,398,583
43,624		Ecolab, Inc	3,691,463
22,778		FMC Corp	1,382,625
13,591		International Flavors & Fragrances, Inc	1,049,089
3,312		Intrepid Potash, Inc	60,974
3,608		LyondellBasell Industries AF S.C.A	219,006
3,456	e	Martin Marietta Materials, Inc	349,021
6,106	*,e	Molycorp, Inc	35,659
89,619		Monsanto Co	9,573,101
1,457		NewMarket Corp	391,496
19,773	*	Owens-Illinois, Inc	519,634
15,105		Packaging Corp of America	718,394
23,823		PPG Industries, Inc	3,505,316
50,229		Praxair, Inc	5,741,175
1,019		Rock-Tenn Co (Class A)	102,043
2,994		Rockwood Holdings, Inc	194,281
10,896		Royal Gold, Inc	605,600
7,744		RPM International, Inc	250,906
5,988	e	Scotts Miracle-Gro Co (Class A)	271,556
14,548		Sherwin-Williams Co	2,663,884
20,450		Sigma-Aldrich Corp	1,609,210
7,559		Silgan Holdings, Inc	361,849
19,320		Southern Copper Corp (NY)	643,936
8,947		Steel Dynamics, Inc	134,563
4,155	*	Tahoe Resources, Inc	72,131
15,447		Valspar Corp	985,827
667		Westlake Chemical Corp	55,454
11,266	*	WR Grace & Co	868,721

		TOTAL MATERIALS	51,708,187

MEDIA - 4.3%
9,576	*	AMC Networks, Inc	603,384
3,170		Cablevision Systems Corp (Class A)	47,106
17,516		CBS Corp (Class B)	801,882
8,054	*	Charter Communications, Inc	811,360
18,850		Cinemark Holdings, Inc	582,276
2,988		Clear Channel Outdoor Holdings, Inc (Class A)	21,603
214,382		Comcast Corp (Class A)	8,853,977
96,383	*	DIRECTV	5,451,422
40,046	*	Discovery Communications, Inc (Class A)	3,156,426
26,859		DISH Network Corp (Class A)	1,052,604

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,175		Interpublic Group of Cos, Inc	$57,782
3,034		John Wiley & Sons, Inc (Class A)	115,808
11,140	*	Lamar Advertising Co (Class A)	521,575
44,187	*,e	Liberty Global, Inc (Class A)	3,197,813
1,233	*	Liberty Media Corp	141,647
1,211	*	Madison Square Garden, Inc	72,987
46,873		McGraw-Hill Cos, Inc	2,536,298
3,631		Morningstar, Inc	239,682
120,466		News Corp (Class A)	3,730,832
43,432		Omnicom Group, Inc	2,595,931
18,673	*,e	Pandora Media, Inc	260,115
4,577	e	Regal Entertainment Group (Class A)	82,111
14,241		Scripps Networks Interactive (Class A)	948,166
630,150	e	Sirius XM Radio, Inc	2,047,988
1,005	*	Starz-Liberty Capital	23,497
49,718		Time Warner Cable, Inc	4,668,023
82,625		Viacom, Inc (Class B)	5,287,174
46,222		Virgin Media, Inc	2,254,709
109,801		Walt Disney Co	6,899,895

		TOTAL MEDIA	57,064,073

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
250,092		AbbVie, Inc	11,516,736
21,246	*	Actavis, Inc	2,246,340
57,464		Agilent Technologies, Inc	2,381,308
31,988	*	Alexion Pharmaceuticals, Inc	3,134,824
51,030		Allergan, Inc	5,794,456
130,590		Amgen, Inc	13,608,784
30,475	*	Ariad Pharmaceuticals, Inc	544,588
40,251	*	Biogen Idec, Inc	8,812,151
20,404	*	BioMarin Pharmaceuticals, Inc	1,338,502
257,615		Bristol-Myers Squibb Co	10,232,468
14,137	*	Bruker BioSciences Corp	251,214
73,838	*	Celgene Corp	8,718,053
5,478	*	Charles River Laboratories International, Inc	238,238
520	*	Covance, Inc	38,771
62,799		Eli Lilly & Co	3,477,809
11,693	*	Endo Pharmaceuticals Holdings, Inc	428,432
254,351	*	Gilead Sciences, Inc	12,880,335
20,680	*,e	Illumina, Inc	1,337,789
16,824	*,e	Incyte Corp	372,652
103,823		Johnson & Johnson	8,848,834
2,810	*	Life Technologies Corp	207,069
12,134	*	Medivation, Inc	639,583
5,199	*	Mettler-Toledo International, Inc	1,086,383
58,800	*	Mylan Laboratories, Inc	1,711,668
13,934	*	Myriad Genetics, Inc	388,062
12,035	*	Onyx Pharmaceuticals, Inc	1,140,918
15,672		Perrigo Co	1,871,394
12,941	*	Regeneron Pharmaceuticals, Inc	2,784,127
10,359	*	Salix Pharmaceuticals Ltd	541,672
6,564		Techne Corp	421,015

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,053	*	United Therapeutics Corp	$537,779
35,161	*	Vertex Pharmaceuticals, Inc	2,701,068
27,468		Warner Chilcott plc	394,990
15,054	*	Waters Corp	1,390,990
10,893		Zoetis Inc	359,687

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	112,378,689

REAL ESTATE - 2.3%
356	*	Alexander & Baldwin, Inc	12,125
1,298		American Campus Communities, Inc	57,943
65,902		American Tower Corp	5,535,109
17,066		Apartment Investment & Management Co (Class A)	530,923
4,633		Boston Properties, Inc	506,989
3,092		BRE Properties, Inc (Class A)	156,084
10,318		Camden Property Trust	746,404
54,947	*	CBRE Group, Inc	1,330,816
21,538		Digital Realty Trust, Inc	1,518,860
5,694		Equity Lifestyle Properties, Inc	462,638
4,179		Equity Residential	242,633
6,364		Essex Property Trust, Inc	999,466
11,625		Extra Space Storage, Inc	506,618
8,388		Federal Realty Investment Trust	981,480
5,978		HCP, Inc	318,627
4,396		Home Properties, Inc	283,366
998		Kilroy Realty Corp	56,477
6,425		Mid-America Apartment Communities, Inc	441,590
27,339		Plum Creek Timber Co, Inc	1,409,052
3,855		Post Properties, Inc	190,553
23,832		Public Storage, Inc	3,932,280
16,370		Rayonier, Inc	972,705
1,860	*	Realogy Holdings Corp	89,280
9,322		Regency Centers Corp	524,456
42,759		Simon Property Group, Inc	7,614,095
1,093	*,e	St. Joe Co	21,390
15,643		Tanger Factory Outlet Centers, Inc	580,668
3,466		Taubman Centers, Inc	296,378
29,677		Weyerhaeuser Co	905,445

		TOTAL REAL ESTATE	31,224,450

RETAILING - 6.5%
9,625		Aaron’s, Inc	276,334
12,505		Advance Auto Parts, Inc	1,048,919
60,718	*	Amazon.com, Inc	15,410,836
24,718		American Eagle Outfitters, Inc	480,765
20,444	*	Ascena Retail Group, Inc	378,214
2,782	*	Autonation, Inc	126,609
6,085	*	Autozone, Inc	2,489,313
38,933	*	Bed Bath & Beyond, Inc	2,678,590
9,826	*	Big Lots, Inc	357,863
8,210	*	Carmax, Inc	377,988
19,587		Chico’s FAS, Inc	357,854
16,077		Dick’s Sporting Goods, Inc	773,304

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

30,971	*	Dollar General Corp	$1,613,279
38,711	*	Dollar Tree, Inc	1,841,095
5,051		DSW, Inc (Class A)	333,972
9,322		Expedia, Inc	520,540
16,328		Family Dollar Stores, Inc	1,002,049
6,802		Foot Locker, Inc	237,186
48,239		Gap, Inc	1,832,600
26,141		Genuine Parts Co	1,995,342
11,378		GNC Holdings, Inc	515,765
8,792	*,e	Groupon, Inc	53,631
256,975		Home Depot, Inc	18,849,116
4,296	*,e	HomeAway, Inc	131,243
2,420		Kohl’s Corp	113,885
40,176		L Brands, Inc	2,025,272
12,092	*	Liberty Media Holding Corp (Interactive A)	257,439
740	*	Liberty Ventures	54,368
48,557	*	LKQ Corp	1,169,253
25,313		Lowe’s Companies, Inc	972,525
8,630		Macy’s, Inc	384,898
9,392	*	NetFlix, Inc	2,029,329
24,962		Nordstrom, Inc	1,412,600
18,808	*	O’Reilly Automotive, Inc	2,018,475
17,247		Petsmart, Inc	1,176,935
8,347	*	Priceline.com, Inc	5,809,429
38,004		Ross Stores, Inc	2,510,924
24,160	*	Sally Beauty Holdings, Inc	726,250
6,111		Target Corp	431,192
17,470		Tiffany & Co	1,287,190
124,583		TJX Companies, Inc	6,075,913
12,206		Tractor Supply Co	1,308,117
14,438	*	TripAdvisor, Inc	759,150
10,384		Ulta Salon Cosmetics & Fragrance, Inc	910,158
18,345	*	Urban Outfitters, Inc	760,217
8,900		Williams-Sonoma, Inc	477,752

		TOTAL RETAILING	86,353,678

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
109,348	*,e	Advanced Micro Devices, Inc	308,361
53,325		Altera Corp	1,706,933
4,349		Analog Devices, Inc	191,313
4,798	*	Atmel Corp	31,043
38,209		Avago Technologies Ltd	1,221,160
56,630		Broadcom Corp (Class A)	2,038,680
14,183	e	Cypress Semiconductor Corp	143,106
7,783	*,e	Freescale Semiconductor Holdings Ltd	120,481
626,331		Intel Corp	15,000,627
9,736	*	Lam Research Corp	449,998
38,807		Linear Technology Corp	1,416,456
93,946	*	LSI Logic Corp	614,407
24,982		Maxim Integrated Products, Inc	772,693
32,488	e	Microchip Technology, Inc	1,183,213
6,777	*	Silicon Laboratories, Inc	269,115

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

28,115	*	Skyworks Solutions, Inc	$620,498
2,736	*	Teradyne, Inc	44,980
128,483		Texas Instruments, Inc	4,652,369
44,634		Xilinx, Inc	1,692,075

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	32,477,508

SOFTWARE & SERVICES - 17.6%
108,194		Accenture plc	8,811,319
47,289	*	Adobe Systems, Inc	2,131,788
27,159	*	Akamai Technologies, Inc	1,192,552
8,526	*,e	Alliance Data Systems Corp	1,464,511
15,670	*	Ansys, Inc	1,267,076
3,223		AOL, Inc	124,537
39,121	*	Autodesk, Inc	1,540,585
82,251		Automatic Data Processing, Inc	5,538,782
23,572	*	BMC Software, Inc	1,072,055
20,379		Broadridge Financial Solutions, Inc	513,143
5,134		CA, Inc	138,464
45,222	*	Cadence Design Systems, Inc	624,064
31,429	*	Citrix Systems, Inc	1,953,941
50,900	*	Cognizant Technology Solutions Corp (Class A)	3,298,320
2,248	*	Compuware Corp	26,976
7,584	*,e	Concur Technologies, Inc	554,466
755		DST Systems, Inc	52,208
194,338	*	eBay, Inc	10,181,368
8,007	*	Equinix, Inc	1,714,299
71,044	*	Facebook, Inc	1,972,181
7,484	e	Factset Research Systems, Inc	704,020
18,863	*	Fiserv, Inc	1,718,608
8,212	*	FleetCor Technologies, Inc	631,503
21,575	*	Fortinet, Inc	387,487
15,406	*	Gartner, Inc	891,237
17,047		Genpact Ltd	317,074
13,299		Global Payments, Inc	617,074
43,446	*	Google, Inc (Class A)	35,824,268
1,631		IAC/InterActiveCorp	76,771
18,276	*	Informatica Corp	601,829
182,946		International Business Machines Corp	37,053,883
49,127		Intuit, Inc	2,929,934
15,083		Jack Henry & Associates, Inc	699,851
14,174		Lender Processing Services, Inc	393,187
10,955	*	LinkedIn Corp	2,104,346
18,186		Mastercard, Inc (Class A)	10,055,585
13,314	*	Micros Systems, Inc	564,647
1,263,258		Microsoft Corp	41,813,840
5,150	*	NetSuite, Inc	452,994
11,243	*	NeuStar, Inc (Class A)	493,230
39,978	*,e	Nuance Communications, Inc	761,181
607,722		Oracle Corp	19,921,127
50,689		Paychex, Inc	1,845,586
18,599	*	Rackspace Hosting, Inc	896,472
32,158	*	Red Hat, Inc	1,541,333

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,154	*	Rovi Corp	$73,772
14,142		SAIC, Inc	211,281
98,150	*	Salesforce.com, Inc	4,034,947
1,895	*	ServiceNow, Inc	77,619
9,900	*	SolarWinds, Inc	503,415
11,571		Solera Holdings, Inc	666,258
2,292	*	Splunk, Inc	93,514
6,784	*	Symantec Corp	164,851
2,814	*	Synopsys, Inc	100,094
28,251	*	Teradata Corp	1,442,779
27,063	*	TIBCO Software, Inc	525,293
23,543		Total System Services, Inc	556,086
5,599	*	Vantiv, Inc	126,145
19,242	*	VeriFone Systems, Inc	413,318
24,896	*	VeriSign, Inc	1,146,959
87,735		Visa, Inc (Class A)	14,779,838
14,423	*	VMware, Inc (Class A)	1,016,821
98,471		Western Union Co	1,458,356
2,900	*	Workday, Inc	181,685
37,105	*,e	Zynga, Inc	118,365

		TOTAL SOFTWARE & SERVICES	235,161,098

TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
27,355		Amphenol Corp (Class A)	2,065,850
157,072	d	Apple, Inc	69,543,628
608		Diebold, Inc	17,808
4,235	e	Dolby Laboratories, Inc (Class A)	139,120
1,360	*	EchoStar Corp (Class A)	53,407
352,859	*	EMC Corp	7,914,627
13,382	*	F5 Networks, Inc	1,022,786
20,506		Flir Systems, Inc	498,501
12,804	*,e	Fusion-io, Inc	240,459
5,737		Harris Corp	265,050
5,227	e	IPG Photonics Corp	332,855
4,445		Jabil Circuit, Inc	79,121
46,510		Motorola, Inc	2,660,372
16,433		National Instruments Corp	449,114
26,234	*	NCR Corp	715,401
40,573	*	NetApp, Inc	1,415,592
1,082	*	Palo Alto Networks, Inc	58,536
287,605		Qualcomm, Inc	17,722,220
27,060	*	Riverbed Technology, Inc	402,112
2,354	*,e	Stratasys Ltd	195,500
42,126	*	Trimble Navigation Ltd	1,210,701
15,382		Western Digital Corp	850,317
2,152	*	Zebra Technologies Corp (Class A)	100,391

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	107,953,468

TELECOMMUNICATION SERVICES - 2.4%
48,994	*	Crown Castle International Corp	3,772,538
14,599	*	Level 3 Communications, Inc	293,878
20,487	*	SBA Communications Corp (Class A)	1,618,268

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

24,873	*	tw telecom inc (Class A)	$673,561
476,527		Verizon Communications, Inc	25,689,571
59,470	e	Windstream Corp	506,684

		TOTAL TELECOMMUNICATION SERVICES	32,554,500

TRANSPORTATION - 2.8%
26,993		CH Robinson Worldwide, Inc	1,603,114
5,641		Con-Way, Inc	190,666
4,535		Copa Holdings S.A. (Class A)	569,505
117,978		CSX Corp	2,901,079
91,602	*	Delta Air Lines, Inc	1,570,058
32,050		Expeditors International of Washington, Inc	1,151,557
3,762		FedEx Corp	353,666
25,686	*	Hertz Global Holdings, Inc	618,519
15,135		J.B. Hunt Transport Services, Inc	1,075,644
14,394		Kansas City Southern Industries, Inc	1,569,954
6,890	*	Kirby Corp	515,992
7,718		Landstar System, Inc	421,866
95		Matson, Inc	2,236
22,528		Southwest Airlines Co	308,634
55,254	*	UAL Corp	1,784,704
79,983		Union Pacific Corp	11,834,285
121,691		United Parcel Service, Inc (Class B)	10,445,955

		TOTAL TRANSPORTATION	36,917,434

UTILITIES - 0.2%
2,990		Aqua America, Inc	94,873
8,700		ITC Holdings Corp	802,314
34,094		Oneok, Inc	1,751,068
6,344		Questar Corp	161,074

		TOTAL UTILITIES	2,809,329

		TOTAL COMMON STOCKS	1,329,069,987

		(Cost $1,073,375,756)

SHORT-TERM INVESTMENTS - 1.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
23,167,634	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	23,167,634

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	23,167,634

		TOTAL SHORT-TERM INVESTMENTS	23,167,634

		(Cost $23,167,634)

		TOTAL INVESTMENTS - 101.3%	1,352,237,621
		(Cost $1,096,543,390)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%	(17,991,743)

		NET ASSETS - 100.0%	$1,334,245,878

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,557,812.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.4%
678,434		Ford Motor Co	$9,301,330
136,998	*	General Motors Co	4,225,018
122,501		Johnson Controls, Inc	4,288,760
17,756		Lear Corp	1,025,942
8,520		Thor Industries, Inc	316,007
19,260	*	TRW Automotive Holdings Corp	1,156,948
9,611	*	Visteon Corp	565,031

		TOTAL AUTOMOBILES & COMPONENTS	20,879,036

BANKS - 5.5%
30,095		Associated Banc-Corp	429,456
8,525	e	Bank of Hawaii Corp	406,557
7,313		BankUnited	185,385
126,635		BB&T Corp	3,896,559
5,317		BOK Financial Corp	332,259
37,195		CapitalSource, Inc	332,895
27,458		Capitol Federal Financial	325,103
35,907	*	CIT Group, Inc	1,526,407
8,335		City National Corp	477,012
36,183		Comerica, Inc	1,311,634
14,149		Commerce Bancshares, Inc	567,516
9,625	e	Cullen/Frost Bankers, Inc	581,446
24,652		East West Bancorp, Inc	599,783
165,479		Fifth Third Bancorp	2,818,107
945		First Citizens Bancshares, Inc (Class A)	176,167
44,394		First Horizon National Corp	461,698
61,279		First Niagara Financial Group, Inc	582,763
17,645		First Republic Bank	670,157
34,748		Fulton Financial Corp	384,313
98,799		Hudson City Bancorp, Inc	821,020
149,639		Huntington Bancshares, Inc	1,072,912
169,174		Keycorp	1,686,665
23,273		M&T Bank Corp	2,331,955
77,559	e	New York Community Bancorp, Inc	1,050,924
51,456		People’s United Financial, Inc	677,161
96,651		PNC Financial Services Group, Inc	6,560,670
18,223	*	Popular, Inc	519,173
258,425		Regions Financial Corp	2,194,028
8,239	*	Signature Bank	589,995
96,678		SunTrust Banks, Inc	2,827,832
7,576	*	SVB Financial Group	538,729
142,578	e	Synovus Financial Corp	383,535
29,460		TCF Financial Corp	428,643
12,699	*	TFS Financial Corp	138,038

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

343,463		US Bancorp	$11,430,449
39,465	e	Valley National Bancorp	354,790
21,485		Washington Federal, Inc	368,897
888,386		Wells Fargo & Co	33,740,900
31,783		Zions Bancorporation	782,497

		TOTAL BANKS	84,564,030

CAPITAL GOODS - 6.6%
13,108		3M Co	1,372,539
20,624	*	Aecom Technology Corp	599,540
18,196		AGCO Corp	968,937
11,167		Air Lease Corp	307,204
6,120		Alliant Techsystems, Inc	455,083
12,930		Boeing Co	1,181,931
9,880		Carlisle Cos, Inc	640,916
8,455		Chicago Bridge & Iron Co NV	454,794
5,167		CNH Global NV	212,519
7,129	*	Colfax Corp	332,710
8,682		Crane Co	467,352
69,494		Danaher Corp	4,234,964
30,354		Dover Corp	2,093,819
67,493		Eaton Corp	4,144,745
20,182		Emerson Electric Co	1,120,303
2,532	*	Engility Holdings, Inc	60,667
36,295		Exelis, Inc	405,415
609		Flowserve Corp	96,295
7,473		Fluor Corp	425,812
24,478	*	Fortune Brands Home & Security, Inc	890,754
8,802		Gardner Denver, Inc	660,942
8,484		GATX Corp	432,260
8,685	*	General Cable Corp	299,459
57,215		General Dynamics Corp	4,231,621
1,921,188		General Electric Co	42,823,281
26,874	*,e	GrafTech International Ltd	192,955
12,973		Harsco Corp	283,201
1,758		Hubbell, Inc (Class B)	168,698
8,084		Huntington Ingalls	427,644
12,038		IDEX Corp	626,337
3,865		Illinois Tool Works, Inc	249,524
9,386		Ingersoll-Rand plc	504,967
11,689		ITT Corp	322,616
22,751	*	Jacobs Engineering Group, Inc	1,148,470
27,958		KBR, Inc	840,977
15,750		Kennametal, Inc	629,842
17,120		L-3 Communications Holdings, Inc	1,391,000
5,174		Lockheed Martin Corp	512,692
6,268		Manitowoc Co, Inc	117,588
1,886	*	MRC Global, Inc	56,486
13,563	*,e	Navistar International Corp	449,207
1,035		Nordson Corp	71,922
43,311		Northrop Grumman Corp	3,280,375
16,579	*	Oshkosh Truck Corp	650,892

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

21,972	*	Owens Corning, Inc	$924,142
50,059		Paccar, Inc	2,491,937
14,768		Parker Hannifin Corp	1,308,002
38,476		Pentair Ltd	2,091,171
38,511	*	Quanta Services, Inc	1,058,282
60,348		Raytheon Co	3,704,160
7,406		Regal-Beloit Corp	582,260
8,131		Snap-On, Inc	700,892
18,145	*	Spirit Aerosystems Holdings, Inc (Class A)	362,719
6,256		SPX Corp	466,135
29,178		Stanley Works	2,182,806
20,030	*	Terex Corp	572,858
48,721		Textron, Inc	1,254,566
13,818		Timken Co	726,412
13,911		Trinity Industries, Inc	587,183
5,993		Triumph Group, Inc	478,841
13,683		URS Corp	600,957
963	*	WABCO Holdings, Inc	69,557
7,829	*,e	WESCO International, Inc	561,261
30,882		Xylem, Inc	856,975

		TOTAL CAPITAL GOODS	102,420,371

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
39,820		ADT Corp	1,737,745
18,214		Avery Dennison Corp	754,970
10,040		Cintas Corp	450,495
17,373		Corrections Corp of America	628,903
19,157	e	Covanta Holding Corp	383,140
2,278	e	Dun & Bradstreet Corp	201,489
1,841		Equifax, Inc	112,669
2,736		Iron Mountain, Inc	103,585
6,462		KAR Auction Services, Inc	144,555
15,276		Manpower, Inc	812,072
15,722		Nielsen Holdings NV	544,296
13,110	e	Pitney Bowes, Inc	179,214
33,287	e	R.R. Donnelley & Sons Co	409,763
55,756		Republic Services, Inc	1,900,164
11,438		Towers Watson & Co	834,059
83,940		Tyco International Ltd	2,696,153
3,436	*	Verisk Analytics, Inc	210,592
22,177		Waste Connections, Inc	841,617
83,396		Waste Management, Inc	3,417,568

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,363,049

CONSUMER DURABLES & APPAREL - 0.8%
2,928	*,e	Deckers Outdoor Corp	161,391
45,516		DR Horton, Inc	1,187,057
17,762	*,e	Garmin Ltd	623,091
12,613		Harman International Industries, Inc	563,927
1,807	e	Hasbro, Inc	85,598
16,200	*	Jarden Corp	729,162
24,291		Leggett & Platt, Inc	783,142

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

28,249	e	Lennar Corp (Class A)	$1,164,424
13,317		Mattel, Inc	608,054
10,507	*	Mohawk Industries, Inc	1,165,016
52,861		Newell Rubbermaid, Inc	1,392,359
159	*	NVR, Inc	163,770
1,298		Phillips-Van Heusen Corp	149,802
60,858	*	Pulte Homes, Inc	1,277,410
25,491	*	Toll Brothers, Inc	874,596
14,128		Whirlpool Corp	1,614,548

		TOTAL CONSUMER DURABLES & APPAREL	12,543,347

CONSUMER SERVICES - 0.5%
74,832		Carnival Corp	2,582,452
5,454	e	Choice Hotels International, Inc	213,033
12,619		DeVry, Inc	353,458
18,002		H&R Block, Inc	499,376
8,986	*	Hyatt Hotels Corp	383,522
20,851		International Game Technology	353,424
2,897		Marriott International, Inc (Class A)	124,745
72,300	*	MGM Mirage	1,020,876
2,340	*	Norwegian Cruise Line Holdings Ltd	72,563
10,452	*	Penn National Gaming, Inc	611,965
27,009		Royal Caribbean Cruises Ltd	986,639
42,133		Service Corp International	711,205
51,379	e	Wendy’s	292,347

		TOTAL CONSUMER SERVICES	8,205,605

DIVERSIFIED FINANCIALS - 11.0%
2,454	*	Affiliated Managers Group, Inc	382,039
56,809	*	American Capital Ltd	859,520
64,557		American Express Co	4,416,344
37,580		Ameriprise Financial, Inc	2,800,837
46,694		Ares Capital Corp	847,963
1,954,076		Bank of America Corp	24,054,676
215,573		Bank of New York Mellon Corp	6,083,470
10,656		BlackRock, Inc	2,839,824
105,057		Capital One Financial Corp	6,070,193
2,067		CBOE Holdings, Inc	77,575
193,613		Charles Schwab Corp	3,283,677
531,671		Citigroup, Inc	24,807,769
60,812		CME Group, Inc	3,701,018
89,626		Discover Financial Services	3,920,241
48,721	*	E*Trade Financial Corp	501,339
2,621	e	Federated Investors, Inc (Class B)	60,178
19,518		Franklin Resources, Inc	3,018,654
84,407		Goldman Sachs Group, Inc	12,329,330
6,286		Interactive Brokers Group, Inc (Class A)	94,667
81,223		Invesco Ltd	2,578,018
147,000	e	iShares Russell 1000 Value Index Fund	12,111,330
31,351		Janus Capital Group, Inc	279,651
690,241		JPMorgan Chase & Co	33,828,711
25,147		Legg Mason, Inc	801,183

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

46,266		Leucadia National Corp	$1,429,157
830		LPL Financial Holdings, Inc	28,685
278,397		Morgan Stanley	6,166,494
19,792		Nasdaq Stock Market, Inc	583,468
39,885		Northern Trust Corp	2,150,599
46,859		NYSE Euronext	1,818,598
21,375		Raymond James Financial, Inc	885,353
84,584		SLM Corp	1,746,660
81,991		State Street Corp	4,794,014
41,466		TD Ameritrade Holding Corp	825,588

		TOTAL DIVERSIFIED FINANCIALS	170,176,823

ENERGY - 15.4%
43,717	*	Alpha Natural Resources, Inc	324,380
90,994		Anadarko Petroleum Corp	7,712,652
70,990		Apache Corp	5,244,741
7,478	*	Atwood Oceanics, Inc	366,796
78,803		Baker Hughes, Inc	3,576,868
9,882	*	Cameron International Corp	608,237
15,620	*	Cheniere Energy, Inc	444,858
119,755	e	Chesapeake Energy Corp	2,340,013
357,694		Chevron Corp	43,642,245
15,203		Cimarex Energy Co	1,112,556
1,474	*	Cobalt International Energy, Inc	41,184
229,295		ConocoPhillips	13,860,883
41,679		Consol Energy, Inc	1,402,082
72,178	*	Denbury Resources, Inc	1,291,264
74,058	*	Devon Energy Corp	4,077,633
12,918	e	Diamond Offshore Drilling, Inc	892,634
12,800		Energen Corp	606,976
23,515		Equitable Resources, Inc	1,766,447
4,397	*	Era Group, Inc	100,471
19,174	e	EXCO Resources, Inc	139,203
847,902	d	Exxon Mobil Corp	75,454,799
113,089		Halliburton Co	4,836,817
13,774		Helmerich & Payne, Inc	807,432
54,646		Hess Corp	3,944,348
37,943		Holly Corp	1,876,281
777	*	Laredo Petroleum Holdings, Inc	13,364
128,335		Marathon Oil Corp	4,192,704
61,867		Marathon Petroleum Corp	4,847,898
42,808	*	McDermott International, Inc	457,189
35,345		Murphy Oil Corp	2,194,571
54,265		Nabors Industries Ltd	802,579
59,924		National Oilwell Varco, Inc	3,908,243
23,759	*	Newfield Exploration Co	517,709
25,378		Noble Energy, Inc	2,875,074
147,066		Occidental Petroleum Corp	13,127,111
1,749	*	Oil States International, Inc	156,291
26,931		Patterson-UTI Energy, Inc	567,975
3,440	e	PBF Energy, Inc	104,748
51,851		Peabody Energy Corp	1,040,131

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

112,839		Phillips 66	$6,877,537
3,817		Pioneer Natural Resources Co	466,552
22,844	*	Plains Exploration & Production Co	1,032,549
31,996		Questar Market Resources, Inc	918,605
21,313	*	Rowan Cos plc	693,312
1,768	e	RPC, Inc	23,408
92,409	*,e	SandRidge Energy, Inc	474,982
2,684		SEACOR Holdings, Inc	193,543
41,768	*	Southwestern Energy Co	1,562,959
117,555		Spectra Energy Corp	3,706,509
2,007		St. Mary Land & Exploration Co	122,427
27,277	*	Superior Energy Services	752,572
6,383		Teekay Corp	227,235
25,909		Tesoro Corp	1,383,541
9,472		Tidewater, Inc	496,806
27,946	*,e	Ultra Petroleum Corp	598,044
8,824	*	Unit Corp	370,873
100,533		Valero Energy Corp	4,053,491
17,331	*	Whiting Petroleum Corp	771,230
9,109		World Fuel Services Corp	369,370
34,313	*	WPX Energy, Inc	536,312

		TOTAL ENERGY	236,909,244

FOOD & STAPLES RETAILING - 1.7%
185,466		CVS Corp	10,790,412
38,813		Safeway, Inc	874,069
51,317		Sysco Corp	1,788,911
156,960		Walgreen Co	7,771,089
65,031		Wal-Mart Stores, Inc	5,054,209

		TOTAL FOOD & STAPLES RETAILING	26,278,690

FOOD, BEVERAGE & TOBACCO - 3.0%
83,221		Altria Group, Inc	3,038,399
118,597		Archer Daniels Midland Co	4,025,182
28,970		Beam, Inc	1,874,649
4,431		Brown-Forman Corp (Class B)	312,385
26,804		Bunge Ltd	1,935,517
6,409	e	Campbell Soup Co	297,442
46,248		Coca-Cola Enterprises, Inc	1,694,064
74,742		ConAgra Foods, Inc	2,643,624
26,021	*	Constellation Brands, Inc (Class A)	1,284,136
4,274	*	Dean Foods Co	81,804
25,287		General Mills, Inc	1,274,971
4,197	*,e	Green Mountain Coffee Roasters, Inc	240,908
22,184		H.J. Heinz Co	1,606,565
2,804		Hillshire Brands Co	100,692
10,460		Hormel Foods Corp	431,684
10,490		Ingredion, Inc	755,385
20,477		J.M. Smucker Co	2,113,841
2,416		Kellogg Co	157,137
101,882		Kraft Foods Group, Inc	5,245,904
22,601		Molson Coors Brewing Co (Class B)	1,166,212

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

305,071		Mondelez International, Inc	$9,594,483
25,252		Philip Morris International, Inc	2,413,839
40,507		Reynolds American, Inc	1,920,842
26,588	*	Smithfield Foods, Inc	680,653
51,178		Tyson Foods, Inc (Class A)	1,260,514
1,550	*,e	WhiteWave Foods Co	26,210

		TOTAL FOOD, BEVERAGE & TOBACCO	46,177,042

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
14,891		Abbott Laboratories	549,776
60,094		Aetna, Inc	3,451,799
32,594	*	Allscripts Healthcare Solutions, Inc	451,101
8,459		Baxter International, Inc	591,030
2,795		Becton Dickinson & Co	263,568
251,774	*	Boston Scientific Corp	1,885,787
19,103	*	Brookdale Senior Living, Inc	492,666
28,100		Cardinal Health, Inc	1,242,582
40,574	*	CareFusion Corp	1,356,795
51,502		Cigna Corp	3,407,887
16,016		Community Health Systems, Inc	729,849
5,880		Cooper Cos, Inc	649,152
23,574		Coventry Health Care, Inc	1,168,092
82,982		Covidien plc	5,297,571
13,389		Dentsply International, Inc	567,024
10,699		HCA Holdings, Inc	426,783
46,343	*	Health Management Associates, Inc (Class A)	532,481
15,089	*	Health Net, Inc	443,617
6,930	*	Henry Schein, Inc	626,472
12,112		Hill-Rom Holdings, Inc	412,656
47,107	*	Hologic, Inc	959,570
29,679		Humana, Inc	2,199,511
13,011	*	Inverness Medical Innovations, Inc	334,122
9,142	*	LifePoint Hospitals, Inc	438,816
177,030		Medtronic, Inc	8,263,760
19,467		Omnicare, Inc	852,071
897		Patterson Cos, Inc	34,041
9,326	*	Pediatrix Medical Group, Inc	827,496
25,737		Quest Diagnostics, Inc	1,449,765
8,129	*	Sirona Dental Systems, Inc	597,807
12,262		St. Jude Medical, Inc	505,440
14,780		Stryker Corp	969,272
7,260		Teleflex, Inc	567,224
17,363	*	Tenet Healthcare Corp	787,586
188,115		UnitedHealth Group, Inc	11,273,732
15,213		Universal Health Services, Inc (Class B)	1,013,034
14,424	*	VCA Antech, Inc	347,618
51,295		WellPoint, Inc	3,740,431
27,297		Zimmer Holdings, Inc	2,086,856

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	61,794,840

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
17,325		Avon Products, Inc	401,247

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,517		Church & Dwight Co, Inc	$608,041
22,407		Clorox Co	1,932,604
7,297		Colgate-Palmolive Co	871,335
10,813		Energizer Holdings, Inc	1,044,427
8,099		Kimberly-Clark Corp	835,736
460,578		Procter & Gamble Co	35,358,573

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	41,051,963

INSURANCE - 7.3%
61,441		ACE Ltd	5,476,851
84,947		Aflac, Inc	4,624,515
2,988	*	Alleghany Corp	1,176,495
3,657		Allied World Assurance Co Holdings Ltd	332,092
88,341		Allstate Corp	4,351,678
13,773		American Financial Group, Inc	664,823
116,947	*	American International Group, Inc	4,843,945
1,210		American National Insurance Co	113,776
51,320		Aon plc	3,097,162
21,346	*	Arch Capital Group Ltd	1,132,619
12,820		Aspen Insurance Holdings Ltd	489,596
13,883		Assurant, Inc	659,998
30,356		Assured Guaranty Ltd	626,244
19,255		Axis Capital Holdings Ltd	859,351
322,915	*	Berkshire Hathaway, Inc (Class B)	34,332,323
18,605		Brown & Brown, Inc	576,569
49,594		Chubb Corp	4,367,744
27,195		Cincinnati Financial Corp	1,330,107
3,949		CNA Financial Corp	133,121
6,526		Endurance Specialty Holdings Ltd	319,578
9,806		Everest Re Group Ltd	1,323,712
39,378		Fidelity National Title Group, Inc (Class A)	1,057,299
95,898	*	Genworth Financial, Inc (Class A)	961,857
4,131		Hanover Insurance Group, Inc	208,326
80,428		Hartford Financial Services Group, Inc	2,259,223
18,675		HCC Insurance Holdings, Inc	795,555
8,094		Kemper Corp	257,875
50,448		Lincoln National Corp	1,715,737
56,387		Loews Corp	2,518,807
1,714	*,e	Markel Corp	919,133
21,571		Marsh & McLennan Cos, Inc	819,914
31,455	*,e	MBIA, Inc	297,564
6,119		Mercury General Corp	279,700
154,250		Metlife, Inc	6,014,207
44,854		Old Republic International Corp	605,529
10,917		PartnerRe Ltd	1,029,910
52,935		Principal Financial Group	1,910,954
11,258		ProAssurance Corp	551,529
110,817		Progressive Corp	2,802,562
14,340		Protective Life Corp	545,780
83,836		Prudential Financial, Inc	5,065,371
14,114		Reinsurance Group of America, Inc (Class A)	882,831
8,787		RenaissanceRe Holdings Ltd	825,011

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,308		Stancorp Financial Group, Inc	$315,559
17,859		Torchmark Corp	1,108,508
40,501		Travelers Cos, Inc	3,459,190
47,207		UnumProvident Corp	1,316,603
15,313		Validus Holdings Ltd	591,235
20,208		W.R. Berkley Corp	877,431
1,024		White Mountains Insurance Group Ltd	592,189
53,774		XL Capital Ltd	1,674,522

		TOTAL INSURANCE	113,092,210

MATERIALS - 3.4%
38,135		Air Products & Chemicals, Inc	3,316,220
6,909		Albemarle Corp	423,176
192,919		Alcoa, Inc	1,639,811
19,041		Allegheny Technologies, Inc	513,726
7,891		Aptargroup, Inc	442,685
14,618		Ashland, Inc	1,245,600
18,341		Bemis Co, Inc	721,718
11,314		Cabot Corp	424,954
6,460		Carpenter Technology Corp	290,442
8,561		CF Industries Holdings, Inc	1,596,712
28,921	e	Cliffs Natural Resources, Inc	617,174
19,894		Commercial Metals Co	290,850
19,517	*	Crown Holdings, Inc	832,986
8,136		Cytec Industries, Inc	592,789
6,349		Domtar Corp	441,319
215,716		Dow Chemical Co	7,314,930
4,404		Eastman Chemical Co	293,527
172,088		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,236,638
5,585		Greif, Inc (Class A)	269,029
36,301		Huntsman Corp	684,637
77,927		International Paper Co	3,661,010
4,210		Intrepid Potash, Inc	77,506
3,725	e	Kronos Worldwide, Inc	65,858
53,937		LyondellBasell Industries AF S.C.A	3,273,976
4,089	e	Martin Marietta Materials, Inc	412,948
31,821		MeadWestvaco Corp	1,097,188
19,286	*,e	Molycorp, Inc	112,630
53,557		Mosaic Co	3,298,576
89,595		Newmont Mining Corp	2,902,878
57,629		Nucor Corp	2,513,777
7,201	*	Owens-Illinois, Inc	189,242
2,373		Packaging Corp of America	112,860
13,265		Reliance Steel & Aluminum Co	863,154
11,555		Rock-Tenn Co (Class A)	1,157,118
8,339		Rockwood Holdings, Inc	541,118
14,305		RPM International, Inc	463,482
677	e	Scotts Miracle-Gro Co (Class A)	30,702
33,582		Sealed Air Corp	742,834
17,884		Sonoco Products Co	626,655
6,712		Southern Copper Corp (NY)	223,711
30,345		Steel Dynamics, Inc	456,389

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,625	*,e	Tahoe Resources, Inc	$253,890
29,328	e	United States Steel Corp	522,038
22,929		Vulcan Materials Co	1,143,698
11,364		Walter Energy, Inc	203,643
2,902		Westlake Chemical Corp	241,272
1,124	*	WR Grace & Co	86,672

		TOTAL MATERIALS	52,463,748

MEDIA - 3.6%
31,373		Cablevision Systems Corp (Class A)	466,203
92,310		CBS Corp (Class B)	4,225,952
4,107		Clear Channel Outdoor Holdings, Inc (Class A)	29,694
255,269		Comcast Corp (Class A)	10,542,610
7,407		DISH Network Corp (Class A)	290,280
11,366	*,e	DreamWorks Animation SKG, Inc (Class A)	219,136
40,051		Gannett Co, Inc	807,428
70,441		Interpublic Group of Cos, Inc	974,903
5,295		John Wiley & Sons, Inc (Class A)	202,110
2,087	*	Lamar Advertising Co (Class A)	97,713
18,824	*	Liberty Media Corp	2,162,501
10,210	*	Madison Square Garden, Inc	615,357
247,580		News Corp (Class A)	7,667,552
12,375	e	Regal Entertainment Group (Class A)	222,008
19,276	*	Starz-Liberty Capital	450,673
68,085		Thomson Corp	2,280,167
174,132		Time Warner, Inc	10,409,611
204,827		Walt Disney Co	12,871,329
791		Washington Post Co (Class B)	350,682

		TOTAL MEDIA	54,885,909

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
14,775		AbbVie, Inc	680,389
3,621	*	Bio-Rad Laboratories, Inc (Class A)	433,615
27,880		Bristol-Myers Squibb Co	1,107,394
2,646	*	Charles River Laboratories International, Inc	115,075
9,222	*	Covance, Inc	687,592
118,880		Eli Lilly & Co	6,583,574
8,086	*	Endo Pharmaceuticals Holdings, Inc	296,271
48,936	*	Forest Laboratories, Inc	1,830,696
29,495	*	Hospira, Inc	976,874
385,938		Johnson & Johnson	32,893,496
29,683	*	Life Technologies Corp	2,187,340
551,510		Merck & Co, Inc	25,920,970
5,056	*	Mylan Laboratories, Inc	147,180
19,281		PerkinElmer, Inc	590,963
1,357,781		Pfizer, Inc	39,470,694
43,556	*	Qiagen N.V. (NASDAQ)	865,893
66,149		Thermo Electron Corp	5,336,901
5,260		Zoetis Inc	173,685

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	120,298,602

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 4.4%
8,177	*	Alexander & Baldwin, Inc	$278,509
11,701		Alexandria Real Estate Equities, Inc	851,482
17,146		American Campus Communities, Inc	765,397
72,372		American Capital Agency Corp	2,410,711
176,504		Annaly Capital Management, Inc	2,813,474
9,005		Apartment Investment & Management Co (Class A)	280,146
20,600		AvalonBay Communities, Inc	2,740,624
33,800		BioMed Realty Trust, Inc	760,838
22,512		Boston Properties, Inc	2,463,488
25,848		Brandywine Realty Trust	385,911
10,085		BRE Properties, Inc (Class A)	509,091
4,386		Camden Property Trust	317,283
26,694		CBL & Associates Properties, Inc	644,393
184,433		Chimera Investment Corp	608,629
14,733		Corporate Office Properties Trust	427,110
45,010		DDR Corp	825,483
24,671		Douglas Emmett, Inc	645,640
56,007		Duke Realty Corp	987,964
1,340		Equity Lifestyle Properties, Inc	108,875
53,955		Equity Residential	3,132,627
8,120		Extra Space Storage, Inc	353,870
3,120		Federal Realty Investment Trust	365,071
27,263	*	Forest City Enterprises, Inc (Class A)	509,000
96,547		General Growth Properties, Inc	2,193,548
18,119		Hatteras Financial Corp	495,192
76,987		HCP, Inc	4,103,407
47,181		Health Care REIT, Inc	3,537,160
4,597		Home Properties, Inc	296,323
24,926		Hospitality Properties Trust	733,074
126,541		Host Marriott Corp	2,311,904
5,014	*	Howard Hughes Corp	473,221
21,103		HRPT Properties Trust	471,230
8,312		Jones Lang LaSalle, Inc	823,054
12,122		Kilroy Realty Corp	685,984
73,786		Kimco Realty Corp	1,754,631
17,980		Liberty Property Trust	772,960
22,934		Macerich Co	1,606,527
15,610		Mack-Cali Realty Corp	433,490
63,748		MFA Mortgage Investments, Inc	590,944
772		Mid-America Apartment Communities, Inc	53,060
21,221		National Retail Properties, Inc	842,049
29,891		Piedmont Office Realty Trust, Inc	613,363
5,953		Post Properties, Inc	294,257
83,329		Prologis, Inc	3,495,652
4,433		Rayonier, Inc	263,409
6,991	*	Realogy Holdings Corp	335,568
36,288		Realty Income Corp	1,849,599
7,174		Regency Centers Corp	403,609
18,361		Retail Properties of America, Inc	281,107
34,764		Senior Housing Properties Trust	988,341
8,986		Simon Property Group, Inc	1,600,137
15,509		SL Green Realty Corp	1,406,666

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,895	*,e	St. Joe Co	$193,645
7,344		Taubman Centers, Inc	627,985
42,402		UDR, Inc	1,042,241
52,053		Ventas, Inc	4,144,980
33,314		Vornado Realty Trust	2,916,974
21,278		Weingarten Realty Investors	724,941
64,389		Weyerhaeuser Co	1,964,508

		TOTAL REAL ESTATE	68,510,356

RETAILING - 2.1%
3,617		Aaron’s, Inc	103,844
15,309		Abercrombie & Fitch Co (Class A)	758,714
6,406		American Eagle Outfitters, Inc	124,597
3,543	*	Autonation, Inc	161,242
50,760		Best Buy Co, Inc	1,319,253
34,615	*	Carmax, Inc	1,593,675
10,890		Chico’s FAS, Inc	198,960
5,283		Dillard’s, Inc (Class A)	435,372
319		DSW, Inc (Class A)	21,092
6,708		Expedia, Inc	374,575
20,925		Foot Locker, Inc	729,655
22,336	e	GameStop Corp (Class A)	779,526
11,340	e	Guess?, Inc	313,891
548	*,e	HomeAway, Inc	16,741
28,639	e	JC Penney Co, Inc	470,252
39,012		Kohl’s Corp	1,835,905
87,936	*	Liberty Media Holding Corp (Interactive A)	1,872,158
5,629	*	Liberty Ventures	413,563
176,317		Lowe’s Companies, Inc	6,774,099
60,965		Macy’s, Inc	2,719,039
1,420	*	Sally Beauty Holdings, Inc	42,685
6,198	*,e	Sears Holdings Corp	318,205
2,353	*	Sears Hometown and Outlet Stores, Inc	104,967
15,212		Signet Jewelers Ltd	1,045,521
121,838		Staples, Inc	1,613,135
113,523		Target Corp	8,010,183
3,404		Tiffany & Co	250,807
7,190		Williams-Sonoma, Inc	385,959

		TOTAL RETAILING	32,787,615

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
48,094		Analog Devices, Inc	2,115,655
213,638		Applied Materials, Inc	3,099,887
85,462	*	Atmel Corp	552,939
2,293		Avago Technologies Ltd	73,284
38,083		Broadcom Corp (Class A)	1,370,988
22,112	*,e	Cree, Inc	1,250,876
11,896	e	Cypress Semiconductor Corp	120,031
24,720	*	Fairchild Semiconductor International, Inc	318,888
1,683	*,e	Freescale Semiconductor Holdings Ltd	26,053
234,146		Intel Corp	5,607,797
29,524		Kla-Tencor Corp	1,601,677

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,502	*	Lam Research Corp	$901,382
79,915		Marvell Technology Group Ltd	859,885
27,499		Maxim Integrated Products, Inc	850,544
183,737	*	Micron Technology, Inc	1,730,803
110,123		Nvidia Corp	1,516,394
89,595	*	ON Semiconductor Corp	704,217
36,795	*	PMC - Sierra, Inc	211,939
1,088	*	Silicon Laboratories, Inc	43,204
4,339	*	Skyworks Solutions, Inc	95,762
28,791	*	Teradyne, Inc	473,324
66,129		Texas Instruments, Inc	2,394,531

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	25,920,060

SOFTWARE & SERVICES - 1.5%
77,798		Activision Blizzard, Inc	1,163,080
37,492	*	Adobe Systems, Inc	1,690,139
2,498	*	Akamai Technologies, Inc	109,687
29,715		Amdocs Ltd	1,060,826
11,611		AOL, Inc	448,649
3,855	e	Booz Allen Hamilton Holding Co	58,557
60,599		CA, Inc	1,634,355
28,806		Computer Sciences Corp	1,349,561
37,037	*	Compuware Corp	444,444
5,238		DST Systems, Inc	362,208
54,133	*	Electronic Arts, Inc	953,282
44,305		Fidelity National Information Services, Inc	1,863,025
19,127	*	First American Corp	521,785
4,392	*	Fiserv, Inc	400,155
3,125		Genpact Ltd	58,125
11,707		IAC/InterActiveCorp	551,049
3,431		Paychex, Inc	124,923
17,291	*	Rovi Corp	404,436
31,749		SAIC, Inc	474,330
460	*	ServiceNow, Inc	18,842
121,661	*	Symantec Corp	2,956,362
25,708	*	Synopsys, Inc	914,434
3,673		Total System Services, Inc	86,756
1,845	*	VeriSign, Inc	84,999
950	*	Workday, Inc	59,518
200,917	*	Yahoo!, Inc	4,968,677

		TOTAL SOFTWARE & SERVICES	22,762,204

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
19,690	*	Arrow Electronics, Inc	772,439
24,424	*	Avnet, Inc	799,886
7,536		AVX Corp	85,232
80,594	*	Brocade Communications Systems, Inc	469,057
971,332		Cisco Systems, Inc	20,320,265
276,548		Corning, Inc	4,009,946
264,056		Dell, Inc	3,538,351
10,590		Diebold, Inc	310,181
3,300	e	Dolby Laboratories, Inc (Class A)	108,405

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,789	*	EchoStar Corp (Class A)	$227,334
4,288		Flir Systems, Inc	104,241
14,023		Harris Corp	647,863
360,178		Hewlett-Packard Co	7,419,667
26,587	*	Ingram Micro, Inc (Class A)	473,515
7,588	*	Itron, Inc	300,864
26,138		Jabil Circuit, Inc	465,256
46,567	*	JDS Uniphase Corp	628,655
97,749	*	Juniper Networks, Inc	1,617,746
11,913	e	Lexmark International, Inc (Class A)	361,083
23,891	e	Molex, Inc	658,675
20,553	*	NetApp, Inc	717,094
186	*	Palo Alto Networks, Inc	10,063
33,959	*	Polycom, Inc	356,570
44,119	*	SanDisk Corp	2,313,600
3,248	*,e	Stratasys Ltd	269,746
6,333	*	Tech Data Corp	295,941
24,410	*	Vishay Intertechnology, Inc	342,716
23,318		Western Digital Corp	1,289,019
232,745		Xerox Corp	1,996,952
8,356	*	Zebra Technologies Corp (Class A)	389,807

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	51,300,169

TELECOMMUNICATION SERVICES - 3.1%
995,762		AT&T, Inc	37,301,244
113,085		CenturyTel, Inc	4,248,604
67,644	*	Clearwire Corp (Class A)	227,284
188,215	e	Frontier Communications Corp	782,974
15,090	*	Level 3 Communications, Inc	303,762
58,979	*,e	MetroPCS Communications, Inc	698,311
32,035	*,e	NII Holdings, Inc (Class B)	278,705
541,184	*	Sprint Nextel Corp	3,815,347
16,427		Telephone & Data Systems, Inc	368,622
2,132	*	US Cellular Corp	81,954
40,816	e	Windstream Corp	347,752

		TOTAL TELECOMMUNICATION SERVICES	48,454,559

TRANSPORTATION - 1.0%
5,577		Con-Way, Inc	188,503
1,123		Copa Holdings S.A. (Class A)	141,026
61,274		CSX Corp	1,506,728
53,826	*	Delta Air Lines, Inc	922,578
2,979		Expeditors International of Washington, Inc	107,035
53,209		FedEx Corp	5,002,178
21,469	*	Hertz Global Holdings, Inc	516,974
4,459		Kansas City Southern Industries, Inc	486,343
2,791	*	Kirby Corp	209,018
6,333		Matson, Inc	149,079
59,490		Norfolk Southern Corp	4,605,716
9,017		Ryder System, Inc	523,617
105,579		Southwest Airlines Co	1,446,432
19,067		UTI Worldwide, Inc	280,094

		TOTAL TRANSPORTATION	16,085,321

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 6.8%
116,388		AES Corp	$1,613,138
22,035		AGL Resources, Inc	966,235
20,162		Alliant Energy Corp	1,078,869
43,739		Ameren Corp	1,585,539
88,950		American Electric Power Co, Inc	4,574,698
31,248		American Water Works Co, Inc	1,308,666
21,685		Aqua America, Inc	688,065
16,593		Atmos Energy Corp	736,231
66,755	*	Calpine Corp	1,450,586
76,766		Centerpoint Energy, Inc	1,894,585
45,517		CMS Energy Corp	1,362,779
53,969		Consolidated Edison, Inc	3,435,127
103,243		Dominion Resources, Inc	6,368,028
31,622		DTE Energy Co	2,304,611
127,763		Duke Energy Corp	9,607,777
59,265		Edison International	3,188,457
32,103		Entergy Corp	2,286,697
153,515		Exelon Corp	5,758,348
75,347		FirstEnergy Corp	3,511,170
24,048		Great Plains Energy, Inc	580,278
18,350	e	Hawaiian Electric Industries, Inc	519,305
14,406		Integrys Energy Group, Inc	886,833
32,369		MDU Resources Group, Inc	807,607
12,534		National Fuel Gas Co	786,132
75,427		NextEra Energy, Inc	6,187,277
55,923		NiSource, Inc	1,718,514
56,104		Northeast Utilities	2,543,194
55,896		NRG Energy, Inc	1,557,822
44,206		NV Energy, Inc	956,176
17,814		OGE Energy Corp	1,290,268
42,826		Pepco Holdings, Inc	967,868
77,492		PG&E Corp	3,753,712
19,835		Pinnacle West Capital Corp	1,207,952
105,911		PPL Corp	3,535,309
91,325		Public Service Enterprise Group, Inc	3,343,408
23,379		Questar Corp	593,593
20,956		SCANA Corp	1,135,815
44,180		Sempra Energy	3,660,313
158,087		Southern Co	7,624,536
37,697		TECO Energy, Inc	721,144
20,177		UGI Corp	826,853
15,067		Vectren Corp	565,917
22,459		Westar Energy, Inc	785,167
42,977		Wisconsin Energy Corp	1,931,386
89,409		Xcel Energy, Inc	2,842,312

		TOTAL UTILITIES	105,048,297

		TOTAL COMMON STOCKS	1,538,973,090

		(Cost $1,355,244,143)

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
27,725,843	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$27,725,843

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	27,725,843

		TOTAL SHORT-TERM INVESTMENTS	27,725,843

		(Cost $27,725,843)

		TOTAL INVESTMENTS - 101.5%	1,566,698,933
		(Cost $1,382,969,986)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(23,456,397)

		NET ASSETS - 100.0%	$1,543,242,536

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,155,068.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 0.8%
13,211	*	BorgWarner, Inc	$1,032,704
33,759		Delphi Automotive plc	1,560,003
451,395		Ford Motor Co	6,188,625
31,484	*	Goodyear Tire & Rubber Co	393,393
26,028		Harley-Davidson, Inc	1,422,430
78,775		Johnson Controls, Inc	2,757,913

		TOTAL AUTOMOBILES & COMPONENTS	13,355,068

BANKS - 2.8%
80,555		BB&T Corp	2,478,677
21,313		Comerica, Inc	772,596
101,665		Fifth Third Bancorp	1,731,355
28,031		First Horizon National Corp	291,522
57,878		Hudson City Bancorp, Inc	480,966
94,517		Huntington Bancshares, Inc	677,687
103,940		Keycorp	1,036,282
14,158		M&T Bank Corp	1,418,632
38,624		People’s United Financial, Inc	508,292
60,824		PNC Financial Services Group, Inc	4,128,733
160,154		Regions Financial Corp	1,359,707
62,470		SunTrust Banks, Inc	1,827,248
214,439		US Bancorp	7,136,530
564,032		Wells Fargo & Co	21,421,935
22,180		Zions Bancorporation	546,072

		TOTAL BANKS	45,816,234

CAPITAL GOODS - 7.4%
73,051		3M Co	7,649,170
78,319		Boeing Co	7,159,140
75,386		Caterpillar, Inc	6,382,933
20,328		Cummins, Inc	2,162,696
66,734		Danaher Corp	4,066,770
44,839		Deere & Co	4,004,123
19,743		Dover Corp	1,361,872
54,230		Eaton Corp	3,330,264
83,108		Emerson Electric Co	4,613,325
31,549		Fastenal Co	1,547,478
5,726		Flowserve Corp	905,395
18,390		Fluor Corp	1,047,862
38,248		General Dynamics Corp	2,828,822
1,196,439		General Electric Co	26,668,625
90,201		Honeywell International, Inc	6,633,382
47,806		Illinois Tool Works, Inc	3,086,355
30,901		Ingersoll-Rand plc	1,662,474

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

15,180	*	Jacobs Engineering Group, Inc	$766,286
12,526		Joy Global, Inc	707,970
10,704		L-3 Communications Holdings, Inc	869,700
30,822		Lockheed Martin Corp	3,054,152
41,760		Masco Corp	811,814
27,429		Northrop Grumman Corp	2,077,473
39,808		Paccar, Inc	1,981,642
13,017		Pall Corp	868,364
16,866		Parker Hannifin Corp	1,493,822
23,308		Pentair Ltd	1,266,790
16,856		Precision Castparts Corp	3,224,384
23,470	*	Quanta Services, Inc	644,956
37,565		Raytheon Co	2,305,740
16,094		Rockwell Automation, Inc	1,364,449
15,485		Rockwell Collins, Inc	974,316
11,541		Roper Industries, Inc	1,380,881
7,144		Snap-On, Inc	615,813
18,115		Stanley Works	1,355,183
30,944		Textron, Inc	796,808
97,044		United Technologies Corp	8,859,147
6,952		W.W. Grainger, Inc	1,713,459
20,995		Xylem, Inc	582,611

		TOTAL CAPITAL GOODS	122,826,446

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
25,017		ADT Corp	1,091,742
11,173		Avery Dennison Corp	463,121
11,756		Cintas Corp	527,492
4,626	e	Dun & Bradstreet Corp	409,170
13,646		Equifax, Inc	835,135
18,949		Iron Mountain, Inc	717,409
22,375	e	Pitney Bowes, Inc	305,866
34,354		Republic Services, Inc	1,170,784
15,620		Robert Half International, Inc	512,648
9,908	*	Stericycle, Inc	1,073,235
52,473		Tyco International Ltd	1,685,433
50,481		Waste Management, Inc	2,068,711

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,860,746

CONSUMER DURABLES & APPAREL - 1.2%
32,232		Coach, Inc	1,897,176
31,618		DR Horton, Inc	824,597
6,031	*	Fossil, Inc	591,762
12,000	*,e	Garmin Ltd	420,960
7,698		Harman International Industries, Inc	344,178
13,791	e	Hasbro, Inc	653,280
16,868		Leggett & Platt, Inc	543,824
19,087	e	Lennar Corp (Class A)	786,766
39,803		Mattel, Inc	1,817,405
33,596		Newell Rubbermaid, Inc	884,919
83,502		Nike, Inc (Class B)	5,310,727
9,258		Phillips-Van Heusen Corp	1,068,466

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

39,673	*	Pulte Homes, Inc	$832,736
7,026		Ralph Lauren Corp	1,275,781
9,982		VF Corp	1,778,992
9,362		Whirlpool Corp	1,069,889

		TOTAL CONSUMER DURABLES & APPAREL	20,101,458

CONSUMER SERVICES - 1.9%
14,035	*,e	Apollo Group, Inc (Class A)	257,823
50,445		Carnival Corp	1,740,857
3,493	*	Chipotle Mexican Grill, Inc (Class A)	1,268,623
15,046		Darden Restaurants, Inc	776,825
31,509		H&R Block, Inc	874,060
32,459		International Game Technology	550,180
27,731		Marriott International, Inc (Class A)	1,194,097
115,391		McDonald’s Corp	11,786,037
86,236		Starbucks Corp	5,246,598
22,382		Starwood Hotels & Resorts Worldwide, Inc	1,444,086
15,660		Wyndham Worldwide Corp	940,853
9,031		Wynn Resorts Ltd	1,239,956
51,883		Yum! Brands, Inc	3,534,270

		TOTAL CONSUMER SERVICES	30,854,265

DIVERSIFIED FINANCIALS - 6.8%
110,598		American Express Co	7,566,009
23,187		Ameriprise Financial, Inc	1,728,127
1,242,914		Bank of America Corp	15,300,272
133,920		Bank of New York Mellon Corp	3,779,222
14,477		BlackRock, Inc	3,858,121
67,020		Capital One Financial Corp	3,872,416
126,542		Charles Schwab Corp	2,146,152
349,659		Citigroup, Inc	16,315,089
35,321		CME Group, Inc	2,149,636
57,035		Discover Financial Services	2,494,711
34,256	*	E*Trade Financial Corp	352,494
15,900		Franklin Resources, Inc	2,459,094
50,356		Goldman Sachs Group, Inc	7,355,501
8,222	*,e	IntercontinentalExchange, Inc	1,339,610
50,764		Invesco Ltd	1,611,249
440,401		JPMorgan Chase & Co	21,584,053
13,228		Legg Mason, Inc	421,444
32,812		Leucadia National Corp	1,013,563
22,170		Moody’s Corp	1,349,045
158,030		Morgan Stanley	3,500,365
13,048		Nasdaq Stock Market, Inc	384,655
24,965		Northern Trust Corp	1,346,113
28,304		NYSE Euronext	1,098,478
51,679		SLM Corp	1,067,171
22,100		SPDR Trust Series 1	3,528,928
52,594		State Street Corp	3,075,171
29,958		T Rowe Price Group, Inc	2,171,955

		TOTAL DIVERSIFIED FINANCIALS	112,868,644

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 10.5%
57,503		Anadarko Petroleum Corp	$4,873,954
45,096		Apache Corp	3,331,693
50,865		Baker Hughes, Inc	2,308,762
24,494		Cabot Oil & Gas Corp	1,666,817
28,663	*	Cameron International Corp	1,764,208
58,867		Chesapeake Energy Corp	1,150,261
223,530		Chevron Corp	27,272,895
140,509		ConocoPhillips	8,493,769
26,480		Consol Energy, Inc	890,787
43,105	*	Denbury Resources, Inc	771,149
43,472	*	Devon Energy Corp	2,393,568
8,346	e	Diamond Offshore Drilling, Inc	576,709
26,288		Ensco plc	1,516,292
31,279		EOG Resources, Inc	3,789,764
17,046		Equitable Resources, Inc	1,280,496
515,515	d	Exxon Mobil Corp	45,875,680
27,810	*	FMC Technologies, Inc	1,510,083
107,251		Halliburton Co	4,587,125
12,009		Helmerich & Payne, Inc	703,968
34,229		Hess Corp	2,470,649
72,722		Kinder Morgan, Inc	2,843,430
81,475		Marathon Oil Corp	2,661,788
38,154		Marathon Petroleum Corp	2,989,747
20,325		Murphy Oil Corp	1,261,979
35,968		Nabors Industries Ltd	531,967
49,111		National Oilwell Varco, Inc	3,203,019
17,535	*	Newfield Exploration Co	382,088
28,540		Noble Corp	1,070,250
20,670		Noble Energy, Inc	2,341,704
92,698		Occidental Petroleum Corp	8,274,224
31,328		Peabody Energy Corp	628,440
71,535		Phillips 66	4,360,058
15,275		Pioneer Natural Resources Co	1,867,063
21,141		Questar Market Resources, Inc	606,958
18,623		Range Resources Corp	1,369,163
14,051	*	Rowan Cos plc	457,079
152,844		Schlumberger Ltd	11,376,179
39,703	*	Southwestern Energy Co	1,485,686
76,912		Spectra Energy Corp	2,425,035
15,415		Tesoro Corp	823,161
63,659		Valero Energy Corp	2,566,731
78,457		Williams Cos, Inc	2,991,565
24,677	*	WPX Energy, Inc	385,702

		TOTAL ENERGY	174,131,645

FOOD & STAPLES RETAILING - 2.4%
50,345		Costco Wholesale Corp	5,458,908
141,683		CVS Corp	8,243,117
60,376		Kroger Co	2,075,727
28,113		Safeway, Inc	633,105
67,541		Sysco Corp	2,354,479

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

98,985		Walgreen Co	$4,900,748
192,463		Wal-Mart Stores, Inc	14,958,224
19,919		Whole Foods Market, Inc	1,759,246

		TOTAL FOOD & STAPLES RETAILING	40,383,554

FOOD, BEVERAGE & TOBACCO - 6.1%
231,289		Altria Group, Inc	8,444,361
75,815		Archer Daniels Midland Co	2,573,161
18,686		Beam, Inc	1,209,171
17,377		Brown-Forman Corp (Class B)	1,225,078
20,836		Campbell Soup Co	966,999
441,018		Coca-Cola Co	18,668,292
29,719		Coca-Cola Enterprises, Inc	1,088,607
47,650		ConAgra Foods, Inc	1,685,381
17,420	*	Constellation Brands, Inc (Class A)	859,677
22,853	*	Dean Foods Co	437,406
23,186		Dr Pepper Snapple Group, Inc	1,132,172
74,426		General Mills, Inc	3,752,559
36,914		H.J. Heinz Co	2,673,312
17,515		Hershey Co	1,561,637
15,879		Hormel Foods Corp	655,326
12,563		J.M. Smucker Co	1,296,878
28,744		Kellogg Co	1,869,510
68,190		Kraft Foods Group, Inc	3,511,103
43,902		Lorillard, Inc	1,882,957
15,293		McCormick & Co, Inc	1,100,178
23,095		Mead Johnson Nutrition Co	1,872,774
18,027		Molson Coors Brewing Co (Class B)	930,193
204,653		Mondelez International, Inc	6,436,337
16,324	*	Monster Beverage Corp	920,674
177,525		PepsiCo, Inc	14,640,487
189,603		Philip Morris International, Inc	18,124,151
37,123		Reynolds American, Inc	1,760,373
31,914		Tyson Foods, Inc (Class A)	786,042

		TOTAL FOOD, BEVERAGE & TOBACCO	102,064,796

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
180,758		Abbott Laboratories	6,673,585
37,767		Aetna, Inc	2,169,336
26,459		AmerisourceBergen Corp	1,431,961
9,028		Bard (C.R.), Inc	897,022
62,834		Baxter International, Inc	4,390,212
22,387		Becton Dickinson & Co	2,111,094
157,794	*	Boston Scientific Corp	1,181,877
39,693		Cardinal Health, Inc	1,755,224
25,750	*	CareFusion Corp	861,080
17,073	*	Cerner Corp	1,652,154
32,987		Cigna Corp	2,182,750
15,206		Coventry Health Care, Inc	753,457
54,329		Covidien plc	3,468,363
9,741	*	DaVita, Inc	1,155,770
16,217		Dentsply International, Inc	686,790

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

12,908	*	Edwards Lifesciences Corp	$823,401
94,196	*	Express Scripts Holding Co	5,592,417
18,406		Humana, Inc	1,364,069
4,619	*	Intuitive Surgical, Inc	2,273,888
11,024	*	Laboratory Corp of America Holdings	1,029,201
26,808		McKesson Corp	2,836,823
116,396		Medtronic, Inc	5,433,365
9,351		Patterson Cos, Inc	354,870
18,247		Quest Diagnostics, Inc	1,027,854
31,959		St. Jude Medical, Inc	1,317,350
33,335		Stryker Corp	2,186,109
12,860	*	Tenet Healthcare Corp	583,330
117,948		UnitedHealth Group, Inc	7,068,624
12,846	*	Varian Medical Systems, Inc	836,788
34,999		WellPoint, Inc	2,552,127
19,238		Zimmer Holdings, Inc	1,470,745

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	68,121,636

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
49,774		Avon Products, Inc	1,152,766
15,395		Clorox Co	1,327,819
50,596		Colgate-Palmolive Co	6,041,668
27,846		Estee Lauder Cos (Class A)	1,931,120
44,614		Kimberly-Clark Corp	4,603,719
314,309		Procter & Gamble Co	24,129,502

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	39,186,594

INSURANCE - 4.1%
39,052		ACE Ltd	3,481,095
53,848		Aflac, Inc	2,931,485
54,963		Allstate Corp	2,707,477
169,352	*	American International Group, Inc	7,014,560
35,982		Aon plc	2,171,514
9,423		Assurant, Inc	447,969
209,867	*	Berkshire Hathaway, Inc (Class B)	22,313,059
30,037		Chubb Corp	2,645,359
16,692		Cincinnati Financial Corp	816,406
60,532	*	Genworth Financial, Inc (Class A)	607,136
49,327		Hartford Financial Services Group, Inc	1,385,596
30,755		Lincoln National Corp	1,045,978
36,245		Loews Corp	1,619,064
63,272		Marsh & McLennan Cos, Inc	2,404,969
125,867		Metlife, Inc	4,907,554
31,859		Principal Financial Group	1,150,110
63,959		Progressive Corp	1,617,523
53,528		Prudential Financial, Inc	3,234,162
10,506		Torchmark Corp	652,107
43,504		Travelers Cos, Inc	3,715,677
30,715		UnumProvident Corp	856,641
33,510		XL Capital Ltd	1,043,501

		TOTAL INSURANCE	68,768,942

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.3%
23,992		Air Products & Chemicals, Inc	$2,086,344
7,636		Airgas, Inc	738,019
120,836		Alcoa, Inc	1,027,106
13,803		Allegheny Technologies, Inc	372,405
17,037		Ball Corp	751,672
11,545		Bemis Co, Inc	454,296
7,374		CF Industries Holdings, Inc	1,375,325
19,437	e	Cliffs Natural Resources, Inc	414,786
138,620		Dow Chemical Co	4,700,604
107,527		Du Pont (E.I.) de Nemours & Co	5,861,297
17,401		Eastman Chemical Co	1,159,777
30,551		Ecolab, Inc	2,585,226
15,572		FMC Corp	945,220
109,302		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,326,060
9,585		International Flavors & Fragrances, Inc	739,866
50,797		International Paper Co	2,386,443
43,715		LyondellBasell Industries AF S.C.A	2,653,500
19,892		MeadWestvaco Corp	685,876
61,663		Monsanto Co	6,586,842
31,250		Mosaic Co	1,924,687
57,226		Newmont Mining Corp	1,854,122
35,912		Nucor Corp	1,566,481
18,259	*	Owens-Illinois, Inc	479,847
16,468		PPG Industries, Inc	2,423,102
34,089		Praxair, Inc	3,896,373
22,707		Sealed Air Corp	502,279
9,938		Sherwin-Williams Co	1,819,747
13,648		Sigma-Aldrich Corp	1,073,961
19,041	e	United States Steel Corp	338,930
14,718		Vulcan Materials Co	734,134

		TOTAL MATERIALS	55,464,327

MEDIA - 3.6%
23,775		Cablevision Systems Corp (Class A)	353,297
67,356		CBS Corp (Class B)	3,083,558
303,724		Comcast Corp (Class A)	12,543,801
65,965	*	DIRECTV	3,730,980
28,316	*	Discovery Communications, Inc (Class A)	2,231,867
25,500		Gannett Co, Inc	514,080
48,161		Interpublic Group of Cos, Inc	666,548
32,331		McGraw-Hill Cos, Inc	1,749,430
230,130		News Corp (Class A)	7,127,126
30,321		Omnicom Group, Inc	1,812,286
10,197		Scripps Networks Interactive (Class A)	678,916
34,017		Time Warner Cable, Inc	3,193,856
107,579		Time Warner, Inc	6,431,073
52,406		Viacom, Inc (Class B)	3,353,460
207,751		Walt Disney Co	13,055,073
472		Washington Post Co (Class B)	209,257

		TOTAL MEDIA	60,734,608

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
181,305		AbbVie, Inc	$8,349,095
14,592	*	Actavis, Inc	1,542,812
40,270		Agilent Technologies, Inc	1,668,789
22,467	*	Alexion Pharmaceuticals, Inc	2,201,766
35,398		Allergan, Inc	4,019,443
86,125		Amgen, Inc	8,975,086
27,195	*	Biogen Idec, Inc	5,953,801
188,424		Bristol-Myers Squibb Co	7,484,201
48,192	*	Celgene Corp	5,690,030
114,885		Eli Lilly & Co	6,362,331
26,573	*	Forest Laboratories, Inc	994,096
175,190	*	Gilead Sciences, Inc	8,871,622
19,620	*	Hospira, Inc	649,814
321,634		Johnson & Johnson	27,412,866
19,917	*	Life Technologies Corp	1,467,684
347,772		Merck & Co, Inc	16,345,284
46,367	*	Mylan Laboratories, Inc	1,349,743
12,756		PerkinElmer, Inc	390,972
10,483		Perrigo Co	1,251,775
827,187		Pfizer, Inc	24,046,326
8,800	*	Regeneron Pharmaceuticals, Inc	1,893,232
41,165		Thermo Electron Corp	3,321,192
9,656	*	Waters Corp	892,215

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	141,134,175

REAL ESTATE - 2.2%
45,479		American Tower Corp	3,819,781
18,092		Apartment Investment & Management Co (Class A)	562,842
12,954		AvalonBay Communities, Inc	1,723,400
17,456		Boston Properties, Inc	1,910,210
34,506	*	CBRE Group, Inc	835,735
36,875		Equity Residential	2,140,963
52,184		HCP, Inc	2,781,407
30,213		Health Care REIT, Inc	2,265,069
81,385		Host Marriott Corp	1,486,904
47,120		Kimco Realty Corp	1,120,514
18,777		Plum Creek Timber Co, Inc	967,767
56,674		Prologis, Inc	2,377,474
16,603		Public Storage, Inc	2,739,495
36,099		Simon Property Group, Inc	6,428,149
33,834		Ventas, Inc	2,694,201
19,595		Vornado Realty Trust	1,715,738
62,777		Weyerhaeuser Co	1,915,326

		TOTAL REAL ESTATE	37,484,975

RETAILING - 4.2%
9,175		Abercrombie & Fitch Co (Class A)	454,713
41,845	*	Amazon.com, Inc	10,620,679
5,014	*	Autonation, Inc	228,187
4,124	*	Autozone, Inc	1,687,087
25,562	*	Bed Bath & Beyond, Inc	1,758,666

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

32,058		Best Buy Co, Inc	$833,187
26,343	*	Carmax, Inc	1,212,832
34,905	*	Dollar General Corp	1,818,201
26,322	*	Dollar Tree, Inc	1,251,874
11,053		Expedia, Inc	617,200
11,450		Family Dollar Stores, Inc	702,686
15,045	e	GameStop Corp (Class A)	525,071
33,629		Gap, Inc	1,277,566
17,529		Genuine Parts Co	1,337,989
172,049		Home Depot, Inc	12,619,794
17,826	e	JC Penney Co, Inc	292,703
24,564		Kohl’s Corp	1,155,982
27,225		L Brands, Inc	1,372,412
127,752		Lowe’s Companies, Inc	4,908,232
45,594		Macy’s, Inc	2,033,492
6,580	*	NetFlix, Inc	1,421,741
16,828		Nordstrom, Inc	952,297
13,110	*	O’Reilly Automotive, Inc	1,406,965
12,152		Petsmart, Inc	829,252
5,740	*	Priceline.com, Inc	3,994,983
25,597		Ross Stores, Inc	1,691,194
76,210		Staples, Inc	1,009,020
74,900		Target Corp	5,284,944
13,759		Tiffany & Co	1,013,763
83,736		TJX Companies, Inc	4,083,805
13,345	*	TripAdvisor, Inc	701,680
12,412	*	Urban Outfitters, Inc	514,353

		TOTAL RETAILING	69,612,550

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
69,612	*,e	Advanced Micro Devices, Inc	196,306
36,482		Altera Corp	1,167,789
35,649		Analog Devices, Inc	1,568,199
138,129		Applied Materials, Inc	2,004,252
60,262		Broadcom Corp (Class A)	2,169,432
6,932	*,e	First Solar, Inc	322,754
569,135		Intel Corp	13,630,783
18,828		Kla-Tencor Corp	1,021,419
18,945	*	Lam Research Corp	875,638
26,916		Linear Technology Corp	982,434
61,445	*	LSI Logic Corp	401,850
22,661	e	Microchip Technology, Inc	825,314
115,681	*	Micron Technology, Inc	1,089,715
70,866		Nvidia Corp	975,825
23,771	*	Teradyne, Inc	390,795
127,155		Texas Instruments, Inc	4,604,283
29,685		Xilinx, Inc	1,125,358

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	33,352,146

SOFTWARE & SERVICES - 9.3%
74,155		Accenture plc	6,039,183
57,404	*	Adobe Systems, Inc	2,587,772

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

20,593	*	Akamai Technologies, Inc	$904,239
26,212	*	Autodesk, Inc	1,032,229
55,812		Automatic Data Processing, Inc	3,758,380
14,884	*	BMC Software, Inc	676,924
37,700		CA, Inc	1,016,769
21,249	*	Citrix Systems, Inc	1,321,050
34,730	*	Cognizant Technology Solutions Corp (Class A)	2,250,504
18,104		Computer Sciences Corp	848,172
134,281	*	eBay, Inc	7,034,982
35,068	*	Electronic Arts, Inc	617,547
33,824		Fidelity National Information Services, Inc	1,422,299
15,462	*	Fiserv, Inc	1,408,743
30,725	*	Google, Inc (Class A)	25,334,913
120,543		International Business Machines Corp	24,414,779
32,064		Intuit, Inc	1,912,297
12,151		Mastercard, Inc (Class A)	6,718,652
867,409		Microsoft Corp	28,711,238
424,917		Oracle Corp	13,928,780
38,231		Paychex, Inc	1,391,991
21,863	*	Red Hat, Inc	1,047,894
31,341		SAIC, Inc	468,235
62,044	*	Salesforce.com, Inc	2,550,629
79,334	*	Symantec Corp	1,927,816
18,747	*	Teradata Corp	957,409
17,813		Total System Services, Inc	420,743
18,202	*	VeriSign, Inc	838,566
59,344		Visa, Inc (Class A)	9,997,090
64,360		Western Union Co	953,172
111,571	*	Yahoo!, Inc	2,759,151

		TOTAL SOFTWARE & SERVICES	155,252,148

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
18,387		Amphenol Corp (Class A)	1,388,586
108,047		Apple, Inc	47,837,809
613,544		Cisco Systems, Inc	12,835,341
169,764		Corning, Inc	2,461,578
168,140		Dell, Inc	2,253,076
242,194	*	EMC Corp	5,432,412
9,152	*	F5 Networks, Inc	699,487
16,644		Flir Systems, Inc	404,616
12,746		Harris Corp	588,865
224,747		Hewlett-Packard Co	4,629,788
20,573		Jabil Circuit, Inc	366,199
29,841	*	JDS Uniphase Corp	402,854
58,022	*	Juniper Networks, Inc	960,264
15,343	e	Molex, Inc	423,007
31,962		Motorola, Inc	1,828,227
42,068	*	NetApp, Inc	1,467,753
197,703		Qualcomm, Inc	12,182,459
27,610	*	SanDisk Corp	1,447,868
37,362	e	Seagate Technology, Inc	1,371,185
48,368		Tyco Electronics Ltd	2,106,426

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

25,390		Western Digital Corp	$1,403,559
138,361		Xerox Corp	1,187,137

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	103,678,496

TELECOMMUNICATION SERVICES - 3.0%
631,877		AT&T, Inc	23,670,112
72,047		CenturyTel, Inc	2,706,806
33,747	*	Crown Castle International Corp	2,598,519
109,942	e	Frontier Communications Corp	457,359
346,629	*	Sprint Nextel Corp	2,443,734
328,889		Verizon Communications, Inc	17,730,406
70,001	e	Windstream Corp	596,409

		TOTAL TELECOMMUNICATION SERVICES	50,203,345

TRANSPORTATION - 1.6%
18,233		CH Robinson Worldwide, Inc	1,082,858
117,542		CSX Corp	2,890,358
24,436		Expeditors International of Washington, Inc	877,985
33,665		FedEx Corp	3,164,847
36,208		Norfolk Southern Corp	2,803,223
6,583		Ryder System, Inc	382,275
85,462		Southwest Airlines Co	1,170,829
54,007		Union Pacific Corp	7,990,876
82,294		United Parcel Service, Inc (Class B)	7,064,117

		TOTAL TRANSPORTATION	27,427,368

UTILITIES - 3.6%
68,379		AES Corp	947,733
14,044		AGL Resources, Inc	615,829
28,022		Ameren Corp	1,015,798
55,901		American Electric Power Co, Inc	2,874,988
48,545		Centerpoint Energy, Inc	1,198,091
29,182		CMS Energy Corp	873,709
33,779		Consolidated Edison, Inc	2,150,033
66,326		Dominion Resources, Inc	4,090,988
20,282		DTE Energy Co	1,478,152
81,096		Duke Energy Corp	6,098,419
37,728		Edison International	2,029,766
20,875		Entergy Corp	1,486,926
98,418		Exelon Corp	3,691,659
48,215		FirstEnergy Corp	2,246,819
9,447		Integrys Energy Group, Inc	581,557
48,786		NextEra Energy, Inc	4,001,916
35,396		NiSource, Inc	1,087,719
36,388		Northeast Utilities	1,649,468
36,505		NRG Energy, Inc	1,017,394
23,237		Oneok, Inc	1,193,452
28,086		Pepco Holdings, Inc	634,744
50,540		PG&E Corp	2,448,158
13,204		Pinnacle West Capital Corp	804,124
67,095		PPL Corp	2,239,631

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	VALUE

58,457	Public Service Enterprise Group, Inc	$2,140,111
16,294	SCANA Corp	883,135
26,041	Sempra Energy	2,157,497
100,013	Southern Co	4,823,627
22,421	TECO Energy, Inc	428,914
26,979	Wisconsin Energy Corp	1,212,436
56,810	Xcel Energy, Inc	1,805,990

	TOTAL UTILITIES	59,908,783

	TOTAL COMMON STOCKS	1,643,592,949

	(Cost $1,381,793,523)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%
TREASURY DEBT - 1.1%
$18,000,000	United States Treasury Bill	0.055%	05/16/13	17,999,588

				17,999,588

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
10,495,415	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	10,495,415

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	10,495,415

		TOTAL SHORT-TERM INVESTMENTS	28,495,003

		(Cost $28,495,003)

		TOTAL INVESTMENTS - 100.4%	1,672,087,952
		(Cost $1,410,288,526)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%	(6,132,373)

		NET ASSETS - 100.0%	$1,665,955,579

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,248,804.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.1%

AUTOMOBILES & COMPONENTS - 0.9%
58,743	*	American Axle & Manufacturing Holdings, Inc	$785,394
55,019		Cooper Tire & Rubber Co	1,369,423
129,469		Dana Holding Corp	2,233,340
21,940		Dorman Products, Inc	828,016
17,100		Drew Industries, Inc	617,310
50,327	*,e	Exide Technologies	42,632
17,199	*	Federal Mogul Corp (Class A)	128,648
14,510	*	Fuel Systems Solutions, Inc	227,952
26,369	*	Gentherm, Inc	401,600
40,685	*	Modine Manufacturing Co	371,861
3,524		Shiloh Industries, Inc	34,711
28,960		Spartan Motors, Inc	154,067
17,123		Standard Motor Products, Inc	524,649
23,575	*	Stoneridge, Inc	178,463
21,007		Superior Industries International, Inc	385,689
54,231	*	Tenneco, Inc	2,097,113
4,438	*	Tower International, Inc	71,407
24,990	*	Winnebago Industries, Inc	457,817

		TOTAL AUTOMOBILES & COMPONENTS	10,910,092

BANKS - 7.8%
13,859		1st Source Corp	326,102
20,991		1st United Bancorp, Inc	139,170
6,841		Access National Corp	85,991
5,496		American National Bankshares, Inc	119,428
21,042	*	Ameris Bancorp	291,853
5,533		Ames National Corp	108,723
27,714		Apollo Residential Mortgage	616,914
9,416	e	Arrow Financial Corp	227,773
78,104		Astoria Financial Corp	749,017
5,692		Bancfirst Corp	238,153
25,295		Banco Latinoamericano de Exportaciones S.A. (Class E)	573,944
83,974	e	Bancorpsouth, Inc	1,343,584
44,661		Bank Mutual Corp	231,344
4,053		Bank of Kentucky Financial Corp	106,270
4,365		Bank of Marin Bancorp	172,854
25,862		Bank of the Ozarks, Inc	1,058,532
13,947		BankFinancial Corp	110,042
17,391		Banner Corp	568,164
2,735		Bar Harbor Bankshares	98,460
69,016		BBCN Bancorp, Inc	888,926
30,905	*	Beneficial Mutual Bancorp, Inc	264,238
2,936		Berkshire Bancorp, Inc	25,338
21,659		Berkshire Hills Bancorp, Inc	560,102

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,317	*	BofI Holding, Inc	$420,727
68,830		Boston Private Financial Holdings, Inc	663,521
6,046		Bridge Bancorp, Inc	122,069
6,312	*	Bridge Capital Holdings	92,029
63,978		Brookline Bancorp, Inc	537,415
10,087		Bryn Mawr Bank Corp	234,321
5,791	*	BSB Bancorp, Inc	79,626
2,263		C&F Financial Corp	90,973
6,237		Camden National Corp	208,253
7,450		Cape Bancorp, Inc	67,125
9,592	*	Capital Bank Financial Corp	171,409
8,020	*	Capital City Bank Group, Inc	100,250
26,745		Cardinal Financial Corp	407,861
4,165	*	Cascade Bancorp	24,865
69,665		Cathay General Bancorp	1,373,097
8,537		Center Bancorp, Inc	99,456
21,182		Centerstate Banks of Florida, Inc	176,234
18,804	*	Central Pacific Financial Corp	316,659
2,353		Century Bancorp, Inc	79,955
5,865	e	Charter Financial Corp	59,647
24,423		Chemical Financial Corp	605,690
8,595		Citizens & Northern Corp	166,399
14,257	e	City Holding Co	544,332
6,742		Clifton Savings Bancorp, Inc	80,971
8,489		CNB Financial Corp	137,437
33,717		CoBiz, Inc	288,618
45,074		Columbia Banking System, Inc	967,739
35,074		Community Bank System, Inc	1,004,519
12,794		Community Trust Bancorp, Inc	442,928
2,320	*	ConnectOne Bancorp, Inc	67,280
1,911	*,e	Crescent Financial Bancshares, Inc	7,892
77,317		CVB Financial Corp	840,436
29,067		Dime Community Bancshares	414,786
96,108	*	Doral Financial Corp	72,389
17,987	*	Eagle Bancorp, Inc	416,039
4,078		Enterprise Bancorp, Inc	65,737
14,917		Enterprise Financial Services Corp	214,507
8,064		ESB Financial Corp	112,896
7,155		ESSA Bancorp, Inc	77,059
19,929		EverBank Financial Corp	318,864
13,184		Farmers National Banc Corp	87,014
8,816		Federal Agricultural Mortgage Corp (Class C)	280,173
6,944		Fidelity Southern Corp	82,569
11,933		Financial Institutions, Inc	228,278
16,343		First Bancorp (NC)	212,622
62,241	*,e	First Bancorp (Puerto Rico)	367,844
5,894		First Bancorp, Inc	100,729
64,322		First Busey Corp	276,585
21,124	*	First California Financial Group, Inc	170,471
92,480		First Commonwealth Financial Corp	661,232
15,817		First Community Bancshares, Inc	245,322
17,146		First Connecticut Bancorp	254,447

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,923		First Defiance Financial Corp	$202,017
2,447	*	First Federal Bancshares of Arkansas, Inc	23,711
52,282		First Financial Bancorp	803,574
27,822	e	First Financial Bankshares, Inc	1,374,685
10,477		First Financial Corp	323,635
15,534		First Financial Holdings, Inc	311,301
11,288	*	First Financial Northwest, Inc	91,433
15,362		First Interstate Bancsystem, Inc	312,156
25,128		First Merchants Corp	407,827
65,628		First Midwest Bancorp, Inc	823,631
7,553		First of Long Island Corp	228,176
7,425		First Pactrust Bancorp, Inc	84,348
145,163		FirstMerit Corp	2,486,642
28,173		Flushing Financial Corp	427,666
123,944		FNB Corp	1,411,722
7,017	*,e	FNB United Corp	52,628
9,361		Fox Chase Bancorp, Inc	158,295
10,604		Franklin Financial Corp	192,781
10,720		German American Bancorp, Inc	228,550
63,649		Glacier Bancorp, Inc	1,174,324
8,041		Great Southern Bancorp, Inc	212,041
53,659	*	Guaranty Bancorp	113,757
12,570	*,e	Hampton Roads Bankshares, Inc	16,090
67,533		Hancock Holding Co	1,841,625
28,266	*	Hanmi Financial Corp	436,144
13,583		Heartland Financial USA, Inc	345,144
14,663	*	Heritage Commerce Corp	96,336
11,001		Heritage Financial Corp	153,464
6,105		Heritage Financial Group	90,293
14,193	*	Heritage Oaks Bancorp	78,345
784		Hingham Institution for Savings	53,320
4,786	*	Home Bancorp, Inc	86,627
19,437		Home Bancshares, Inc	772,038
11,103		Home Federal Bancorp, Inc	135,235
47,189		Home Loan Servicing Solutions Ltd	1,068,831
8,177		HomeStreet, Inc	175,806
18,905	*	HomeTrust Bancshares, Inc	301,535
5,051		Horizon Bancorp	97,484
14,109		Hudson Valley Holding Corp	216,996
26,139		IBERIABANK Corp	1,192,461
20,228		Independent Bank Corp	627,877
46,478		International Bancshares Corp	901,673
39,808		Investors Bancorp, Inc	788,198
10,650		Kearny Financial Corp	104,903
28,063		Lakeland Bancorp, Inc	268,282
14,650		Lakeland Financial Corp	392,620
16,331		MainSource Financial Group, Inc	206,914
48,389		MB Financial, Inc	1,198,112
6,848		Mercantile Bank Corp	114,430
4,233		Merchants Bancshares, Inc	128,429
6,387	*	Meridian Interstate Bancorp, Inc	116,818
11,126	*	MetroCorp Bancshares, Inc	111,816

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

276,213	*	MGIC Investment Corp	$1,491,550
3,778		Middleburg Financial Corp	68,344
5,730		Midsouth Bancorp, Inc	90,018
4,760		MidWestOne Financial Group, Inc	113,764
2,936	*,e	NASB Financial, Inc	66,941
7,523		National Bank Holdings Corp	135,865
4,920		National Bankshares, Inc	161,130
109,479		National Penn Bancshares, Inc	1,071,799
16,837	*,e	Nationstar Mortgage Holdings, Inc	619,097
38,722		NBT Bancorp, Inc	784,121
20,044		Northfield Bancorp, Inc	235,717
4,560		Northrim BanCorp, Inc	99,317
86,677		Northwest Bancshares, Inc	1,061,793
14,216		OceanFirst Financial Corp	202,009
94,579	*,d	Ocwen Financial Corp	3,459,700
40,175		OFG Bancorp	645,612
88,090		Old National Bancorp	1,072,936
10,702	*	OmniAmerican Bancorp, Inc	266,480
40,673		Oritani Financial Corp	629,211
15,254		Pacific Continental Corp	170,540
7,544	*	Pacific Mercantile Bancorp	45,264
27,258	e	PacWest Bancorp	755,864
10,240	e	Park National Corp	700,211
43,148	*	Park Sterling Bank	247,238
6,227		Peapack Gladstone Financial Corp	90,790
2,642	e	Penns Woods Bancorp, Inc	108,111
13,881	*	Pennsylvania Commerce Bancorp, Inc	246,388
8,586		Peoples Bancorp, Inc	174,983
4,291		Peoples Federal Bancshares, Inc	80,070
30,522	*	Pinnacle Financial Partners, Inc	740,769
9,511	*	Preferred Bank	156,932
56,254		PrivateBancorp, Inc	1,078,952
42,128		Prosperity Bancshares, Inc	1,935,360
8,950		Provident Financial Holdings, Inc	144,990
53,014		Provident Financial Services, Inc	812,705
35,072	e	Provident New York Bancorp	317,051
153,371	e	Radian Group, Inc	1,832,783
22,919		Renasant Corp	523,012
9,306	e	Republic Bancorp, Inc (Class A)	206,593
26,109		Rockville Financial, Inc	339,417
5,563		Roma Financial Corp	94,682
26,336		S&T Bancorp, Inc	496,960
10,704		S.Y. Bancorp, Inc	245,764
22,154		Sandy Spring Bancorp, Inc	453,714
14,540	e	SCBT Financial Corp	694,576
75,755	*	Seacoast Banking Corp of Florida	162,116
7,434		SI Financial Group, Inc	86,234
7,756		Sierra Bancorp	100,208
15,309		Simmons First National Corp (Class A)	375,377
6,361		Simplicity Bancorp, Inc	95,415
16,132	e	Southside Bancshares, Inc	344,906
19,002	*	Southwest Bancorp, Inc	251,206

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,090		State Bank & Trust Co	$413,204
21,554		StellarOne Corp	323,095
28,285		Sterling Bancorp	319,055
24,236		Sterling Financial Corp	528,345
8,116	*	Suffolk Bancorp	126,934
26,426	*	Sun Bancorp, Inc	85,092
166,291		Susquehanna Bancshares, Inc	1,940,616
14,899	*,e	Taylor Capital Group, Inc	218,270
10,626		Territorial Bancorp, Inc	248,436
35,610	*	Texas Capital Bancshares, Inc	1,483,513
29,086	*	The Bancorp, Inc	378,118
9,859		Tompkins Trustco, Inc	412,106
24,448	e	TowneBank	349,851
5,631		Tree.com, Inc	115,267
15,307		Trico Bancshares	267,413
83,066		Trustco Bank Corp NY	445,234
59,297		Trustmark Corp	1,455,741
28,578		UMB Financial Corp	1,438,617
99,031		Umpqua Holdings Corp	1,188,372
18,811		Union Bankshares Corp	355,716
44,485	e	United Bankshares, Inc	1,125,915
36,161	*	United Community Banks, Inc	395,963
18,626		United Financial Bancorp, Inc	275,851
15,371		Univest Corp of Pennsylvania	269,454
29,629		ViewPoint Financial Group	551,692
24,794	*	Virginia Commerce Bancorp	333,231
11,007	*	Walker & Dunlop, Inc	196,035
11,943		Washington Banking Co	164,813
13,370		Washington Trust Bancorp, Inc	357,648
5,029	*	Waterstone Financial, Inc	40,182
64,122		Webster Financial Corp	1,498,531
22,426		WesBanco, Inc	561,323
10,648		West Bancorporation, Inc	114,785
24,749	e	Westamerica Bancorporation	1,073,859
64,866	*	Western Alliance Bancorp	954,179
22,479		Westfield Financial, Inc	169,267
54,037	*	Wilshire Bancorp, Inc	345,296
32,433		Wintrust Financial Corp	1,163,047
6,843		WSFS Financial Corp	334,896

		TOTAL BANKS	96,010,511

CAPITAL GOODS - 8.5%
34,716		A.O. Smith Corp	2,618,628
16,769		Aaon, Inc	476,407
35,031		AAR Corp	625,654
47,669	*	Accuride Corp	245,019
25,769		Aceto Corp	267,998
64,392		Actuant Corp (Class A)	2,015,470
36,899		Acuity Brands, Inc	2,692,151
34,000	*	Aegion Corp	716,040
14,619	*	Aerovironment, Inc	283,024
48,819		Aircastle Ltd	681,513

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,462		Alamo Group, Inc	$258,932
24,366		Albany International Corp (Class A)	707,832
23,851		Altra Holdings, Inc	635,629
18,456	*	Ameresco, Inc	136,021
8,441		American Railcar Industries, Inc	301,428
7,497		American Science & Engineering, Inc	483,407
43,603	*,e	American Superconductor Corp	109,444
9,103	*	American Woodmark Corp	306,316
8,261		Ampco-Pittsburgh Corp	154,811
22,774	*,e	API Technologies Corp	62,856
24,495		Apogee Enterprises, Inc	624,133
37,435		Applied Industrial Technologies, Inc	1,581,629
10,330		Argan, Inc	182,841
84,495	*	ArvinMeritor, Inc	490,071
17,662		Astec Industries, Inc	579,843
11,079	*	Astronics Corp	307,996
1,148	*,e	Astronics Corp (Class B)	32,155
22,433		AZZ, Inc	948,692
48,139		Barnes Group, Inc	1,336,820
41,551	*	Beacon Roofing Supply, Inc	1,584,340
40,423		Belden CDT, Inc	1,997,705
42,527	*	Blount International, Inc	590,700
22,822	*,e	Bluelinx Holdings, Inc	66,412
42,500		Brady Corp (Class A)	1,439,900
42,391		Briggs & Stratton Corp	953,374
39,244	*	Builders FirstSource, Inc	242,920
12,751	*	CAI International, Inc	325,023
271,608	*,e	Capstone Turbine Corp	239,042
26,535	*	Chart Industries, Inc	2,250,433
15,071		CIRCOR International, Inc	713,310
44,294		Clarcor, Inc	2,290,000
7,623		Coleman Cable, Inc	114,345
17,606	*	Columbus McKinnon Corp	330,641
32,282		Comfort Systems USA, Inc	414,178
22,774	*	Commercial Vehicle Group, Inc	159,646
6,356	*	CPI Aerostructures, Inc	58,539
13,806		Cubic Corp	593,244
41,422		Curtiss-Wright Corp	1,360,298
47,048	*	DigitalGlobe, Inc	1,373,331
21,131		Douglas Dynamics, Inc	295,623
7,519	*	DXP Enterprises, Inc	502,871
29,234	*	Dycom Industries, Inc	564,801
11,929		Dynamic Materials Corp	189,433
4,360		Eastern Co	72,943
16,237	*	Edgen Group, Inc	111,223
59,243		EMCOR Group, Inc	2,215,688
14,719		Encore Wire Corp	482,047
37,988	*	Energy Recovery, Inc	139,036
42,661	*	EnerSys	1,955,580
5,725	*,e	Enphase Energy, Inc	40,304
17,873	*	EnPro Industries, Inc	880,781
23,668		ESCO Technologies, Inc	851,338

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,638	*	Esterline Technologies Corp	$1,998,916
53,256	*	Federal Signal Corp	413,267
38,945	*	Flow International Corp	142,539
41,168		Franklin Electric Co, Inc	1,332,608
10,944		Freightcar America, Inc	228,511
146,600	*,e	FuelCell Energy, Inc	153,930
33,534	*	Furmanite Corp	212,941
52,458	*,e	GenCorp, Inc	685,626
22,361	e	Generac Holdings, Inc	803,431
27,375	*	Gibraltar Industries, Inc	511,913
15,483		Global Power Equipment Group, Inc	255,470
13,971		Gorman-Rupp Co	394,681
9,618		Graham Corp	233,717
33,557		Granite Construction, Inc	928,522
50,030		Great Lakes Dredge & Dock Corp	346,208
19,963	*	Greenbrier Cos, Inc	450,365
39,400		Griffon Corp	405,820
24,459		H&E Equipment Services, Inc	497,985
11,610		Hardinge, Inc	156,735
46,348		Heico Corp	2,039,775
88,500	*	Hexcel Corp	2,699,250
16,696		Houston Wire & Cable Co	227,400
5,471	*	Hurco Cos, Inc	146,787
9,778		Hyster-Yale Materials Handling, Inc	510,314
46,546	*	II-VI, Inc	720,067
15,305		Insteel Industries, Inc	253,757
24,626		John Bean Technologies Corp	510,743
10,365		Kadant, Inc	286,800
23,367		Kaman Corp	789,571
27,885		Kaydon Corp	664,778
22,644	*,e	KEYW Holding Corp	307,732
40,373	*	Kratos Defense & Security Solutions, Inc	205,499
17,186	*	Layne Christensen Co	351,110
8,182		LB Foster Co (Class A)	361,235
11,103	e	Lindsay Manufacturing Co	852,932
8,192	*	LMI Aerospace, Inc	175,227
13,462		LSI Industries, Inc	94,772
15,960	*	Lydall, Inc	228,866
49,214	*	Mastec, Inc	1,368,149
12,914		Met-Pro Corp	173,048
8,699		Michael Baker Corp	211,821
16,565	*	Middleby Corp	2,477,793
10,703		Miller Industries, Inc	161,722
40,071	*	Moog, Inc (Class A)	1,851,681
17,645		Mueller Industries, Inc	913,658
136,114		Mueller Water Products, Inc (Class A)	805,795
17,748	*	MYR Group, Inc	404,654
4,290		National Presto Industries, Inc	321,750
14,971	*	NCI Building Systems, Inc	256,304
14,073	*	NN, Inc	126,798
6,884	*	Nortek, Inc	494,684
8,605	*	Northwest Pipe Co	234,830

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

1,817	e	Omega Flex, Inc	$24,475
51,165	*	Orbital Sciences Corp	921,993
27,033	*	Orion Marine Group, Inc	247,622
3,809	*	Patrick Industries, Inc	77,170
30,360	*	Perini Corp	499,118
16,950	*	Pgt, Inc	130,515
15,975		Pike Electric Corp	249,689
17,194	*	PMFG, Inc	99,037
7,886	*	Powell Industries, Inc	388,307
2,114		Preformed Line Products Co	170,177
26,195		Primoris Services Corp	577,338
4,967	*,e	Proto Labs, Inc	253,714
31,999		Quanex Building Products Corp	520,624
32,051		Raven Industries, Inc	1,075,311
19,616	*	RBC Bearings, Inc	943,530
24,429	*	Rexnord Corp	445,096
28,769	*	Rush Enterprises, Inc (Class A)	658,522
1,739		SIFCO Industries, Inc	29,702
34,731		Simpson Manufacturing Co, Inc	998,169
11,330	*,e	SolarCity Corp	306,137
10,922		Standex International Corp	577,774
13,394	*	Sterling Construction Co, Inc	135,547
18,267		Sun Hydraulics Corp	598,244
7,424		Sypris Solutions, Inc	23,757
26,153	e	TAL International Group, Inc	1,082,734
45,779	*	Taser International, Inc	403,313
32,584	*	Teledyne Technologies, Inc	2,445,755
16,876		Tennant Co	807,010
12,302	e	Textainer Group Holdings Ltd	475,718
5,220	*,e	The ExOne Company	200,448
13,301	*	Thermon Group Holdings	260,700
47,217	e	Titan International, Inc	1,053,411
14,559	*,e	Titan Machinery, Inc	328,451
13,373	*	Trex Co, Inc	650,998
28,513	*	Trimas Corp	869,646
8,575	e	Twin Disc, Inc	182,819
17,707		Universal Forest Products, Inc	683,490
65,988	*,e	USG Corp	1,715,028
18,910		Vicor Corp	101,547
58,040	*	Wabash National Corp	547,317
25,989		Watsco, Inc	2,192,952
24,965		Watts Water Technologies, Inc (Class A)	1,174,853
3,591	*	Willis Lease Finance Corp	50,956
61,181		Woodward Governor Co	2,201,904

		TOTAL CAPITAL GOODS	104,024,914

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
46,628		ABM Industries, Inc	1,051,461
43,297	*	Acacia Research (Acacia Technologies)	1,031,335
96,828	*	ACCO Brands Corp	653,589
17,934	e	Acorn Energy, Inc	134,505
19,687		Administaff, Inc	543,952

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,225	*	Advisory Board Co	$1,485,559
16,011		American Ecology Corp	435,499
30,911	*	ARC Document Solutions, Inc	99,224
6,770	*	AT Cross Co	85,437
6,444		Barrett Business Services, Inc	341,145
41,025		Brink’s Co	1,087,573
36,080	*	Casella Waste Systems, Inc (Class A)	157,309
36,504	*,e	CBIZ, Inc	236,911
12,831		CDI Corp	201,062
7,091	e	Ceco Environmental Corp	82,326
49,064	*,e	Cenveo, Inc	100,091
780		Compx International, Inc	9,750
6,878	*	Consolidated Graphics, Inc	245,338
113,209	*,e	Coolbrands International, Inc	165,285
29,718		Corporate Executive Board Co	1,674,906
8,752		Courier Corp	126,029
9,981	*	CRA International, Inc	184,050
45,364		Deluxe Corp	1,730,183
33,199	*	Dolan Media Co	57,434
71,001	*	EnergySolutions, Inc	293,234
23,334	*	EnerNOC, Inc	408,812
24,308		Ennis, Inc	373,614
11,825		Exponent, Inc	623,177
12,734	*	Franklin Covey Co	179,295
36,312	*	FTI Consulting, Inc	1,202,653
16,838		G & K Services, Inc (Class A)	791,218
63,199		Geo Group, Inc	2,366,802
13,275	*	GP Strategies Corp	292,714
59,428		Healthcare Services Group	1,324,650
17,186		Heidrick & Struggles International, Inc	227,199
6,507	*,e	Heritage-Crystal Clean, Inc	101,184
51,664		Herman Miller, Inc	1,296,250
18,226	*	Hill International, Inc	50,121
40,319		HNI Corp	1,388,183
23,392	*	Hudson Highland Group, Inc	77,194
19,994	*	Huron Consulting Group, Inc	835,349
17,794	*	ICF International, Inc	482,395
124,938	*	ICO Global Communications Holdings Ltd	211,145
27,430	*,e	Innerworkings, Inc	276,220
51,890		Interface, Inc	868,639
8,609	e	Intersections, Inc	82,302
23,213		Kelly Services, Inc (Class A)	395,085
25,465		Kforce, Inc	385,031
28,402		Kimball International, Inc (Class B)	261,014
42,156		Knoll, Inc	655,947
41,627	*	Korn/Ferry International	688,927
21,792		McGrath RentCorp	676,860
36,924	*	Metalico, Inc	55,017
24,464		Mine Safety Appliances Co	1,174,272
13,486	*	Mistras Group, Inc	255,560
33,850	*	Mobile Mini, Inc	952,200
11,670		Multi-Color Corp	301,786

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

44,921	*	Navigant Consulting, Inc	$553,876
4,703		NL Industries, Inc	53,003
70,800	*,e	Odyssey Marine Exploration, Inc	208,860
38,302	*	On Assignment, Inc	929,590
8,374	*	Performant Financial Corp	81,479
22,489	e	Quad	470,020
36,323		Resources Connection, Inc	412,629
18,709	*	RPX Corp	250,888
8,758		Schawk, Inc (Class A)	89,156
14,043	*	Standard Parking Corp	301,784
66,295		Steelcase, Inc (Class A)	841,946
17,293	*	Team, Inc	670,277
56,116	*	Tetra Tech, Inc	1,475,290
10,953	*	TMS International Corp	158,161
12,443	*	TRC Cos, Inc	75,156
35,116	*	TrueBlue, Inc	727,604
12,855		Unifirst Corp	1,170,448
35,998		United Stationers, Inc	1,168,855
18,034		Viad Corp	469,786
2,891		VSE Corp	88,147
6,769	*	WageWorks, Inc	173,354

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	41,844,311

CONSUMER DURABLES & APPAREL - 3.2%
27,495		American Greetings Corp (Class A)	507,008
10,930	*	Arctic Cat, Inc	491,741
9,579		Bassett Furniture Industries, Inc	134,393
22,348	*,e	Beazer Homes USA, Inc	361,144
8,282	e	Blyth, Inc	136,487
79,687		Brunswick Corp	2,522,891
58,435		Callaway Golf Co	391,515
5,925	*	Cavco Industries, Inc	270,299
5,718		Cherokee, Inc	74,506
19,330	*	Clarus Corp	189,434
10,837	e	Columbia Sportswear Co	635,048
80,186	*	CROCS, Inc	1,284,580
9,558		CSS Industries, Inc	273,932
7,740		Culp, Inc	125,698
6,079	*	Delta Apparel, Inc	81,337
21,665	e	Ethan Allen Interiors, Inc	634,351
106,832	*	Fifth & Pacific Cos, Inc	2,202,876
3,173		Flexsteel Industries, Inc	65,332
14,660	*	G-III Apparel Group Ltd	596,076
28,014	*	Helen of Troy Ltd	977,128
8,918		Hooker Furniture Corp	154,192
90,385	*,e	Hovnanian Enterprises, Inc (Class A)	492,598
57,604	*	Iconix Brand Group, Inc	1,650,355
24,399	*	iRobot Corp	709,767
21,022	e	Jakks Pacific, Inc	229,350
3,963	*	Johnson Outdoors, Inc	92,972
71,567		Jones Apparel Group, Inc	1,001,938
75,097	e	KB Home	1,692,686

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,741	*,e	K-Swiss, Inc (Class A)	$107,792
44,800		La-Z-Boy, Inc	809,088
44,341	*,e	Leapfrog Enterprises, Inc	396,409
18,919	*	Libbey, Inc	366,461
6,802		Lifetime Brands, Inc	91,827
21,190	*	M/I Homes, Inc	521,274
20,350	*	Maidenform Brands, Inc	366,300
6,428		Marine Products Corp	46,474
34,391		MDC Holdings, Inc	1,293,102
27,491	*	Meritage Homes Corp	1,341,286
15,707		Movado Group, Inc	474,980
4,741		Nacco Industries, Inc (Class A)	275,073
12,226		Oxford Industries, Inc	722,923
10,278		Perry Ellis International, Inc	180,584
42,013		Pool Corp	2,059,477
115,126	*	Quiksilver, Inc	774,798
5,694		RG Barry Corp	78,520
39,435	e	Ryland Group, Inc	1,776,941
33,087	*	Skechers U.S.A., Inc (Class A)	687,548
15,720	*,e	Skullcandy, Inc	80,801
56,962	*,e	Smith & Wesson Holding Corp	500,126
102,025	*,e	Standard-Pacific Corp	923,326
6,699	*	Steinway Musical Instruments, Inc	167,073
34,839	*	Steven Madden Ltd	1,694,221
17,038	e	Sturm Ruger & Co, Inc	873,538
13,490	*	TRI Pointe Homes, Inc	256,310
22,406		True Religion Apparel, Inc	606,306
18,966	*	Tumi Holdings, Inc	436,787
12,505	*	Unifi, Inc	243,848
13,730	*	Universal Electronics, Inc	315,515
17,453	*,e	Vera Bradley, Inc	398,277
5,115		Weyco Group, Inc	122,760
43,058	e	Wolverine World Wide, Inc	2,056,881
23,012	*,e	Zagg, Inc	155,791

		TOTAL CONSUMER DURABLES & APPAREL	39,182,051

CONSUMER SERVICES - 4.1%
21,091	*	AFC Enterprises	672,381
15,799	*,e	American Public Education, Inc	529,741
29,433		Ameristar Casinos, Inc	776,737
12,610	*	Ascent Media Corp (Series A)	838,439
21,380	*	BJ’s Restaurants, Inc	733,334
16,046	*	Bloomin’ Brands, Inc	349,001
25,845		Bob Evans Farms, Inc	1,120,122
48,613	*,e	Boyd Gaming Corp	583,356
17,940	*	Bravo Brio Restaurant Group, Inc	304,980
16,381	*,e	Bridgepoint Education, Inc	176,587
10,110	*	Bright Horizons Family Solutions	327,968
16,318	*	Buffalo Wild Wings, Inc	1,468,620
32,663	*,e	Caesars Entertainment Corp	519,668
11,120	*	Capella Education Co	393,870
51,916	*	Career Education Corp	113,696

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,733		Carriage Services, Inc	$275,170
11,792	*	Carrols Restaurant Group, Inc	56,012
17,068		CBRL Group, Inc	1,412,206
16,210		CEC Entertainment, Inc	540,928
48,067		Cheesecake Factory	1,914,028
11,680		Churchill Downs, Inc	893,053
6,342	*	Chuy’s Holdings, Inc	207,383
24,805	*,e	Coinstar, Inc	1,309,952
5,522	e	Collectors Universe	65,767
65,454	*,e	Corinthian Colleges, Inc	130,908
4,113	*	Del Frisco’s Restaurant Group, Inc	69,551
81,895	*	Denny’s Corp	464,345
13,474		DineEquity, Inc	959,888
51,565		Domino’s Pizza, Inc	2,846,388
24,969	*,e	Education Management Corp	141,574
7,822		Einstein Noah Restaurant Group, Inc	112,715
14,795	*	Fiesta Restaurant Group, Inc	403,312
3,289		Frisch’s Restaurants, Inc	53,677
35,456	*	Grand Canyon Education, Inc	906,610
48,922		Hillenbrand, Inc	1,229,410
4,656	*	Ignite Restaurant Group, Inc	81,201
24,311		International Speedway Corp (Class A)	799,103
34,729		Interval Leisure Group, Inc	661,935
15,534	*	Isle of Capri Casinos, Inc	118,990
39,182	*	Jack in the Box, Inc	1,404,675
69,261	*,e	Jamba, Inc	184,234
22,913	*,e	K12, Inc	583,594
51,676	*	Krispy Kreme Doughnuts, Inc	705,894
37,360	*	Life Time Fitness, Inc	1,725,285
16,830	*,e	LifeLock, Inc	151,470
18,210		Lincoln Educational Services Corp	101,430
17,604	*	Luby’s, Inc	119,883
8,562		Mac-Gray Corp	110,878
18,563		Marcus Corp	238,349
23,179	*	Marriott Vacations Worldwide Corp	1,054,181
24,957		Matthews International Corp (Class A)	918,667
5,859	*	Monarch Casino & Resort, Inc	75,405
15,133	*	Morgans Hotel Group Co	92,765
15,913	*	MTR Gaming Group, Inc	54,900
24,026	*	Multimedia Games, Inc	592,481
1,883	*	Nathan’s Famous, Inc	84,076
5,244		National American University Holdings, Inc	17,515
85,592	*	Orient-Express Hotels Ltd (Class A)	864,479
15,199	*	Papa John’s International, Inc	957,537
52,631	*	Pinnacle Entertainment, Inc	1,003,147
17,858	*,e	Premier Exhibitions, Inc	48,752
15,681	*,e	Red Lion Hotels Corp	102,397
12,535	*	Red Robin Gourmet Burgers, Inc	606,318
50,069	e	Regis Corp	938,794
55,044	*	Ruby Tuesday, Inc	530,624
33,055	*	Ruth’s Chris Steak House, Inc	327,575
44,156	*	Scientific Games Corp (Class A)	392,105

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

47,673	*	SHFL Entertainment, Inc	$753,233
30,879		Six Flags Entertainment Corp	2,250,153
49,230	*	Sonic Corp	616,852
59,737		Sotheby’s (Class A)	2,119,469
10,710		Speedway Motorsports, Inc	193,101
1,094	*	Steak N Shake Co	423,684
13,380	*	Steiner Leisure Ltd	647,993
66,100		Stewart Enterprises, Inc (Class A)	588,951
10,330	e	Strayer Education, Inc	489,229
54,229		Texas Roadhouse, Inc (Class A)	1,274,382
22,722		Town Sports International Holdings, Inc	228,811
19,823		Universal Technical Institute, Inc	235,299
31,304		Vail Resorts, Inc	1,887,631
48,256	*	WMS Industries, Inc	1,224,737

		TOTAL CONSUMER SERVICES	51,483,541

DIVERSIFIED FINANCIALS - 3.7%
178,561		Apollo Investment Corp	1,573,122
31,278		Artio Global Investors, Inc	85,702
11,132	*	Asset Acceptance Capital Corp	72,024
7,768		Asta Funding, Inc	72,942
87,738		BGC Partners, Inc (Class A)	501,861
65,255		BlackRock Kelso Capital Corp	649,287
18,633		Calamos Asset Management, Inc (Class A)	211,485
1,197		California First National Bancorp	19,056
2,568		Capital Southwest Corp	302,228
26,186	e	Cash America International, Inc	1,142,495
16,438	e	Cohen & Steers, Inc	649,465
78,216	*	Cowen Group, Inc	200,233
6,821	*	Credit Acceptance Corp	684,351
5,508	*	Deerfield Capital Corp	43,128
2,643		Diamond Hill Investment Group, Inc	199,507
38,133	*	Dollar Financial Corp	514,795
18,175	*,e	Encore Capital Group, Inc	517,806
25,023		Evercore Partners, Inc (Class A)	944,618
41,579	*	Ezcorp, Inc (Class A)	702,685
12,312	e	Fidus Investment Corp	231,466
105,487	*	Fifth Street Finance Corp	1,164,576
42,927	e	Financial Engines, Inc	1,561,255
25,328	*	First Cash Financial Services, Inc	1,303,632
38,539	*,e	First Marblehead Corp	47,403
7,625	*	Firsthand Technology Value Fund, Inc	141,825
12,846		Friedman Billings Ramsey Group, Inc (Class A)	347,998
21,340		FXCM, Inc	289,157
16,039	e	Gain Capital Holdings, Inc	79,072
5,792		GAMCO Investors, Inc (Class A)	304,080
63,676		GFI Group, Inc	255,341
19,435		Gladstone Capital Corp	180,162
26,132		Gladstone Investment Corp	194,422
16,037	e	Golub Capital BDC, Inc	282,732
21,774	*,e	Green Dot Corp	342,070
25,893	e	Greenhill & Co, Inc	1,195,998

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,348	*,e	GSV Capital Corp	$148,786
22,510	*,e	Harris & Harris Group, Inc	74,283
54,212		Hercules Technology Growth Capital, Inc	721,020
28,979		HFF, Inc (Class A)	607,110
8,930		Horizon Technology Finance Corp	131,182
12,446	*	International Assets Holding Corp	213,076
33,576	*	Internet Capital Group, Inc	398,547
33,100	*	Investment Technology Group, Inc	360,459
29,000	e	iShares Russell 2000 Index Fund	2,730,060
13,413		JMP Group, Inc	86,648
21,246	e	KCAP Financial, Inc	229,882
159,387	*	Knight Capital Group, Inc (Class A)	564,230
84,908	*	Ladenburg Thalmann Financial Services, Inc	124,815
26,653	e	Main Street Capital Corp	801,189
13,747		Manning & Napier, Inc	240,710
32,346		MarketAxess Holdings, Inc	1,368,883
7,760		Marlin Business Services Corp	188,025
68,367		MCG Capital Corp	351,406
17,542		Medallion Financial Corp	262,077
26,146		Medley Capital Corp	407,355
5,986		MicroFinancial, Inc	48,427
21,181		MVC Capital, Inc	275,141
20,995		Nelnet, Inc (Class A)	713,830
24,340	*	Netspend Holdings, Inc	388,466
18,030		New Mountain Finance Corp	274,777
19,013	*	NewStar Financial, Inc	227,205
22,284		NGP Capital Resources Co	148,411
6,864	e	Nicholas Financial, Inc	100,352
7,837		OFS Capital Corp	109,326
8,650		Oppenheimer Holdings, Inc	160,025
55,147		PennantPark Investment Corp	645,220
49,900	*	PHH Corp	1,051,892
20,157	*	Pico Holdings, Inc	437,407
12,889	*	Piper Jaffray Cos	435,133
15,140	*	Portfolio Recovery Associates, Inc	1,858,435
175,997		Prospect Capital Corp	1,941,247
6,586		Pzena Investment Management, Inc (Class A)	41,755
4,500	*	Regional Management Corp	97,560
8,490		Resource America, Inc (Class A)	78,278
18,754	*	Safeguard Scientifics, Inc	302,690
39,668		Solar Capital Ltd	949,255
11,777		Solar Senior Capital Ltd	225,765
8,543	e	Stellus Capital Investment Corp	130,708
54,116	*	Stifel Financial Corp	1,743,618
28,758	*	SWS Group, Inc	163,633
7,633	*	FBR Capital Markets Corp	158,995
6,757		TCP Capital Corp	105,882
14,413		THL Credit, Inc	221,672
46,202	e	TICC Capital Corp	469,874
23,742	e	Triangle Capital Corp	664,064
5,224	*	Virtus Investment Partners, Inc	997,784
31,425		Walter Investment Management Corp	1,054,623

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,081		Westwood Holdings Group, Inc	$265,740
7,350	e	WhiteHorse Finance, Inc	116,497
50,065	*	WisdomTree Investments, Inc	580,754
8,923	*,e	World Acceptance Corp	792,898

		TOTAL DIVERSIFIED FINANCIALS	44,995,061

ENERGY - 5.7%
84,504	*,e	Abraxas Petroleum Corp	189,289
2,114		Adams Resources & Energy, Inc	105,045
10,074		Alon USA Energy, Inc	167,228
34,656	*,e	Amyris Biotechnologies, Inc	94,264
6,397	*,e	APCO Argentina, Inc	64,674
28,939	*,e	Approach Resources, Inc	686,433
187,801	e	Arch Coal, Inc	910,835
28,144	*,e	Basic Energy Services, Inc	386,417
46,776		Berry Petroleum Co (Class A)	2,241,038
42,727	*,e	Bill Barrett Corp	848,558
7,295		Bolt Technology Corp	116,720
8,943	*	Bonanza Creek Energy, Inc	307,192
95,194	*,e	BPZ Energy, Inc	203,715
31,795		Bristow Group, Inc	2,009,444
38,958	*,e	C&J Energy Services, Inc	770,979
80,695	*,e	Cal Dive International, Inc	134,761
30,772	*	Callon Petroleum Co	110,164
35,370	*	Carrizo Oil & Gas, Inc	856,661
3,869	*,e	Ceres, Inc	9,092
5,595	*	Clayton Williams Energy, Inc	215,967
57,551	*,e	Clean Energy Fuels Corp	759,098
53,605	*	Cloud Peak Energy, Inc	1,047,442
42,634	*	Comstock Resources, Inc	667,648
10,804		Contango Oil & Gas Co	406,446
15,109	*	Crimson Exploration, Inc	46,385
35,330		Crosstex Energy, Inc	650,425
15,038	*	CVR Energy, Inc	740,922
61,937	*,m	CVR Energy, Inc (Contingent value right)	0
7,454	*	Dawson Geophysical Co	229,136
14,801		Delek US Holdings, Inc	534,168
12,610	*,e	Diamondback Energy, Inc	331,139
35,236	*	Dril-Quip, Inc	2,949,606
16,085	*	Emerald Oil, Inc	103,427
41,943	*,e	Endeavour International Corp	114,924
68,651		Energy XXI Bermuda Ltd	1,561,124
24,428	*	EPL Oil & Gas, Inc	798,063
16,362	*	Evolution Petroleum Corp	162,638
57,694	*	Exterran Holdings, Inc	1,524,275
10,263	*	Forbes Energy Services Ltd	38,691
107,324	*,e	Forest Oil Corp	449,688
21,540	*,e	Forum Energy Technologies, Inc	599,027
45,763	*,e	Frontline Ltd	83,289
50,948	*	FX Energy, Inc	195,640
20,892		GasLog Ltd	267,418
62,652	*	Gastar Exploration Ltd	175,426

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,267	*	Geospace Technologies Corp	$950,597
27,071	*,e	Gevo, Inc	49,946
24,271	*,e	Global Geophysical Services, Inc	88,346
24,048	*,e	Goodrich Petroleum Corp	313,586
22,169	*	Green Plains Renewable Energy, Inc	277,334
12,673		Gulf Island Fabrication, Inc	260,557
23,415		Gulfmark Offshore, Inc	974,532
67,351	*	Gulfport Energy Corp	3,515,049
96,896	*,e	Halcon Resources Corp	633,700
4,569		Hallador Petroleum Co	32,714
18,277	*,e	Harvest Natural Resources, Inc	59,949
119,568	*,e	Heckmann Corp	441,206
92,766	*	Helix Energy Solutions Group, Inc	2,137,329
138,306	*	Hercules Offshore, Inc	1,019,315
30,997	*	Hornbeck Offshore Services, Inc	1,392,385
115,917	*	ION Geophysical Corp	723,322
774	*	Isramco, Inc	70,705
135,695	*	Key Energy Services, Inc	806,028
23,182	*,e	KiOR, Inc (Class A)	112,896
23,368	e	Knightsbridge Tankers Ltd	160,071
230,033	*	Kodiak Oil & Gas Corp	1,801,158
29,874		Lufkin Industries, Inc	2,637,575
130,014	*,e	Magnum Hunter Resources Corp	353,638
12,351	*	Matador Resources Co	121,904
23,047	*	Matrix Service Co	346,396
89,023	*,e	McMoRan Exploration Co	1,473,331
23,131	*	Midstates Petroleum Co, Inc	133,466
30,668	*,e	Miller Petroleum, Inc	116,538
13,016	*	Mitcham Industries, Inc	193,288
11,992	*	Natural Gas Services Group, Inc	242,118
79,898	*	Newpark Resources, Inc	838,929
45,990	e	Nordic American Tanker Shipping	409,771
55,858	*,e	Northern Oil And Gas, Inc	720,010
70,466	*	Oasis Petroleum, Inc	2,412,051
6,030		Panhandle Oil and Gas, Inc (Class A)	171,734
104,782	*	Parker Drilling Co	431,702
26,304	*	PDC Energy, Inc	1,138,963
48,549		Penn Virginia Corp	195,652
48,978	*	Petroquest Energy, Inc	209,626
11,911	*	PHI, Inc	330,768
53,472	*	Pioneer Energy Services Corp	376,978
109,046	*,e	Quicksilver Resources, Inc	274,796
8,890	*	Renewable Energy Group, Inc	87,389
42,182	*	Resolute Energy Corp	388,918
37,524	*	Rex Energy Corp	603,011
5,406	*	Rex Stores Corp	101,038
10,646	*	RigNet, Inc	257,633
52,898	*	Rosetta Resources, Inc	2,269,853
10,115	*,e	Sanchez Energy Corp	183,183
19,201	*,e	Saratoga Resources, Inc	43,394
93,483	*	Scorpio Tankers, Inc	808,628
37,262	*	SemGroup Corp	1,932,035

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,596	e	Ship Finance International Ltd	$701,982
29,948	*,e	Solazyme, Inc	272,527
44,357	*	Stone Energy Corp	875,164
36,440	*	Swift Energy Co	471,534
37,975	*	Synergy Resources Corp	256,331
25,880		Targa Resources Investments, Inc	1,701,869
59,417	e	Teekay Tankers Ltd (Class A)	150,325
27,386	*	Tesco Corp	334,109
68,343	*	Tetra Technologies, Inc	623,972
13,668		TGC Industries, Inc	121,234
38,078	*	Triangle Petroleum Corp	209,048
57,244	*,e	Uranerz Energy Corp	58,389
83,438	*,e	Uranium Energy Corp	129,329
50,122	*	Vaalco Energy, Inc	336,820
168,670	*,e	Vantage Drilling Co	285,052
29,618	e	W&T Offshore, Inc	345,938
62,887	*	Warren Resources, Inc	165,393
50,737	e	Western Refining, Inc	1,568,281
6,958	*	Westmoreland Coal Co	83,983
35,596	*	Willbros Group, Inc	338,162
17,522	*,e	ZaZa Energy Corp	22,253

		TOTAL ENERGY	69,541,257

FOOD & STAPLES RETAILING - 1.1%
16,099		Andersons, Inc	877,718
807		Arden Group, Inc (Class A)	79,812
33,447		Casey’s General Stores, Inc	1,936,916
10,358	*	Chefs’ Warehouse Holdings, Inc	190,484
38,579		Harris Teeter Supermarkets, Inc	1,612,216
12,076		Ingles Markets, Inc (Class A)	257,460
11,028		Nash Finch Co	226,625
6,990	*,e	Natural Grocers by Vitamin C	175,309
21,105	*	Pantry, Inc	308,344
16,024	e	Pricesmart, Inc	1,429,822
589,143	*	Rite Aid Corp	1,561,229
17,532	e	Roundy’s, Inc	125,529
19,361		Spartan Stores, Inc	324,878
187,138	e	Supervalu, Inc	1,092,886
9,720	*	Susser Holdings Corp	516,812
43,140	*	United Natural Foods, Inc	2,154,412
7,136		Village Super Market (Class A)	251,187
9,925		Weis Markets, Inc	415,163

		TOTAL FOOD & STAPLES RETAILING	13,536,802

FOOD, BEVERAGE & TOBACCO - 1.9%
3,583		Alico, Inc	149,805
77,971	*	Alliance One International, Inc	292,391
4,545	*	Annie’s, Inc	171,756
46,681		B&G Foods, Inc (Class A)	1,440,576
6,853	*,e	Boston Beer Co, Inc (Class A)	1,160,350
51,867	*,e	Boulder Brands, Inc	467,322
11,167	e	Calavo Growers, Inc	316,696

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,838		Cal-Maine Foods, Inc	$547,926
38,994	*	Chiquita Brands International, Inc	336,518
4,202		Coca-Cola Bottling Co Consolidated	258,423
7,257	*	Craft Brewers Alliance, Inc	54,573
104,429	*	Darling International, Inc	1,932,981
19,345	*,e	Diamond Foods, Inc	291,723
31,600	*,e	Dole Food Co, Inc	340,016
6,557	*	Farmer Bros Co	99,339
33,809		Fresh Del Monte Produce, Inc	859,087
1,974		Griffin Land & Nurseries, Inc (Class A)	58,924
32,713	*,e	Hain Celestial Group, Inc	2,134,523
9,202	*	Inventure Foods, Inc	70,487
12,989		J&J Snack Foods Corp	974,435
7,391		John B. Sanfilippo & Son, Inc	155,063
16,333		Lancaster Colony Corp	1,289,164
39,183		Lance, Inc	986,628
3,275	e	Lifeway Foods, Inc	41,527
6,768	e	Limoneira Co	126,088
11,565		National Beverage Corp	170,352
21,337	*	Omega Protein Corp	198,647
52,380	*	Pilgrim’s Pride Corp	512,800
22,832	*	Post Holdings, Inc	999,813
19,940		Sanderson Farms, Inc	1,221,524
274		Seaboard Corp	752,398
7,267	*	Seneca Foods Corp	236,832
12,947	*	Synutra International, Inc	62,534
21,611	e	Tootsie Roll Industries, Inc	674,912
31,569	*	TreeHouse Foods, Inc	2,011,261
20,537	e	Universal Corp	1,181,904
48,478	e	Vector Group Ltd	790,676

		TOTAL FOOD, BEVERAGE & TOBACCO	23,369,974

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
18,718		Abaxis, Inc	799,071
28,940	*,e	Abiomed, Inc	534,522
23,728	*	Acadia Healthcare Co, Inc	748,618
49,546	*,e	Accretive Health, Inc	522,215
64,523	*,e	Accuray, Inc	283,901
33,739		Air Methods Corp	1,234,510
63,795	*	Align Technology, Inc	2,112,890
8,749		Almost Family, Inc	172,705
37,869	*	Alphatec Holdings, Inc	71,572
26,550	*,e	Amedisys, Inc	266,562
39,475	*	AMN Healthcare Services, Inc	541,992
28,007	*	Amsurg Corp	939,915
10,851		Analogic Corp	862,437
22,323	*	Angiodynamics, Inc	226,132
11,037	*	Anika Therapeutics, Inc	147,344
92,355	*,e	Antares Pharma, Inc	350,025
24,457	*	Arthrocare Corp	847,435
16,016		Assisted Living Concepts, Inc (A Shares)	190,911
31,663	*,e	athenahealth, Inc	3,047,881

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,539	*	AtriCure, Inc	$154,615
1,177		Atrion Corp	235,859
21,832	*,e	Bio-Reference Labs, Inc	556,716
37,534	*	BioScrip, Inc	520,221
18,382		Cantel Medical Corp	581,055
25,093	*	Capital Senior Living Corp	608,756
16,198	*	Cardiovascular Systems, Inc	277,958
45,547	*	Centene Corp	2,104,271
53,807	*,e	Cerus Corp	286,253
16,965		Chemed Corp	1,384,683
9,459	*	Chindex International, Inc	129,588
9,988		Computer Programs & Systems, Inc	523,970
27,156	*	Conceptus, Inc	842,108
24,469		Conmed Corp	766,614
5,852	*	Corvel Corp	277,794
23,821	*	Cross Country Healthcare, Inc	119,105
23,677		CryoLife, Inc	142,062
24,484	*	Cyberonics, Inc	1,063,095
11,262	*	Cynosure, Inc (Class A)	291,235
8,851	*,e	Derma Sciences, Inc	107,009
60,688	*	DexCom, Inc	995,890
26,994	*	Emeritus Corp	693,746
48,049	*	Endologix, Inc	721,696
15,622		Ensign Group, Inc	544,739
17,751	*	EnteroMedics, Inc	17,041
8,166	*	Exactech, Inc	151,071
25,389	*	ExamWorks Group, Inc	459,541
40,935	*	Five Star Quality Care, Inc	193,623
27,117	*	Gentiva Health Services, Inc	284,457
8,613	*,e	Globus Medical, Inc	131,090
20,974	*	Greatbatch, Inc	586,014
7,363	*,e	Greenway Medical Technologies	99,180
44,681	*	Haemonetics Corp	1,720,218
30,264	*	Hanger Orthopedic Group, Inc	919,723
48,602	*,e	Hansen Medical, Inc	95,260
84,882	*	Healthsouth Corp	2,334,255
17,800	*	HealthStream, Inc	408,688
29,795	*	Healthways, Inc	413,853
14,363	*,e	HeartWare International, Inc	1,396,084
76,257	*	HMS Holdings Corp	1,922,439
11,319	*	ICU Medical, Inc	681,970
46,261	*	Insulet Corp	1,167,628
16,892	*	Integra LifeSciences Holdings Corp	591,727
27,114		Invacare Corp	364,683
14,909	*	IPC The Hospitalist Co, Inc	680,149
44,975	*	Kindred Healthcare, Inc	471,788
8,646		Landauer, Inc	483,052
12,386	*	LHC Group, Inc	269,024
24,205	*	Magellan Health Services, Inc	1,238,328
34,613	*,e	MAKO Surgical Corp	366,552
44,279		Masimo Corp	888,237
50,578	*	MedAssets, Inc	947,326

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,720	*	Medidata Solutions, Inc	$1,374,979
56,694	*,e	Merge Healthcare, Inc	176,885
35,887	e	Meridian Bioscience, Inc	728,147
37,526	*	Merit Medical Systems, Inc	362,876
25,998	*	Molina Healthcare, Inc	863,134
11,253	*	MWI Veterinary Supply, Inc	1,324,591
9,053		National Healthcare Corp	420,331
2,611		National Research Corp	156,529
26,136	*	Natus Medical, Inc	326,961
20,637	*	Neogen Corp	1,048,979
88,828	*,e	Neoprobe Corp	217,629
38,320	*	NuVasive, Inc	803,570
44,884	*	NxStage Medical, Inc	501,354
29,753	*	Omnicell, Inc	536,149
49,039	*	OraSure Technologies, Inc	218,714
16,210	*	Orthofix International NV	525,204
56,428	e	Owens & Minor, Inc	1,837,860
16,803	*	Palomar Medical Technologies, Inc	227,681
7,030	*	PDI, Inc	32,127
25,650	*	PharMerica Corp	330,628
13,382	*,e	PhotoMedex, Inc	218,127
11,402	*	Providence Service Corp	199,649
34,373		Quality Systems, Inc	614,246
24,515	*,e	Quidel Corp	547,175
10,818	*	Rochester Medical Corp	146,908
23,720	*,e	Rockwell Medical Technologies, Inc	100,573
49,306	*	RTI Biologics, Inc	196,238
30,622		Select Medical Holdings Corp	252,631
20,005	*	Skilled Healthcare Group, Inc (Class A)	140,835
64,610	*	Solta Medical, Inc	125,989
30,378	*	Spectranetics Corp	566,550
33,471	*	Staar Surgical Co	233,628
51,247		STERIS Corp	2,131,363
12,384	*	SurModics, Inc	327,557
31,852	*	Symmetry Medical, Inc	379,676
25,053	*	Team Health Holdings, Inc	933,976
13,915	*	Tornier BV	253,114
17,200	*	Triple-S Management Corp (Class B)	310,116
88,914	*,e	Unilife Corp	176,050
33,355		Universal American Corp	285,185
10,715		US Physical Therapy, Inc	255,660
2,314		Utah Medical Products, Inc	102,580
27,554	*	Vanguard Health Systems, Inc	403,115
15,103	*	Vascular Solutions, Inc	240,289
5,559	*	Vocera Communications, Inc	110,068
46,401	*	Volcano Corp	941,476
38,223	*	WellCare Health Plans, Inc	2,228,783
30,056		West Pharmaceutical Services, Inc	1,919,376
39,047	*	Wright Medical Group, Inc	915,262
15,022	*,e	Zeltiq Aesthetics, Inc	65,796

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	74,448,996

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
34,166	*	Central Garden and Pet Co (Class A)	$300,661
22,203	*	Elizabeth Arden, Inc	909,213
19,807	e	Female Health Co	151,920
36,599	*	Harbinger Group, Inc	330,855
14,464		Inter Parfums, Inc	419,022
12,283	*	Medifast, Inc	321,815
11,151		Nature’s Sunshine Products, Inc	163,139
7,962		Nutraceutical International Corp	147,058
4,107		Oil-Dri Corp of America	112,983
5,079		Orchids Paper Products Co	116,817
44,628	*	Prestige Brands Holdings, Inc	1,202,724
10,600	*	Revlon, Inc (Class A)	205,110
20,402		Spectrum Brands, Inc	1,142,512
128,986	*,e	Star Scientific, Inc	159,943
4,551	*,e	USANA Health Sciences, Inc	256,767
14,387		WD-40 Co	775,891

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,716,430

INSURANCE - 2.4%
56,380	e	American Equity Investment Life Holding Co	859,231
7,948	*	American Safety Insurance Holdings Ltd	191,388
15,964		Amerisafe, Inc	521,384
24,170	e	Amtrust Financial Services, Inc	765,222
22,871		Argo Group International Holdings Ltd	948,003
6,423		Baldwin & Lyons, Inc (Class B)	156,079
34,097	*	Citizens, Inc (Class A)	222,994
176,638		Conseco, Inc	1,999,542
22,811		Crawford & Co (Class B)	173,136
5,942		Donegal Group, Inc (Class A)	86,991
4,680		Eastern Insurance Holdings, Inc	87,188
17,978	*	eHealth, Inc	376,459
3,190		EMC Insurance Group, Inc	90,054
28,297		Employers Holdings, Inc	640,927
7,455	*	Enstar Group Ltd	947,456
8,782		FBL Financial Group, Inc (Class A)	345,220
94,614		First American Financial Corp	2,532,817
4,149	*	Fortegra Financial Corp	33,400
24,949	*	Greenlight Capital Re Ltd (Class A)	613,995
8,916	*	Hallmark Financial Services	80,690
3,800	*	Health Insurance Innovations, Inc	57,000
33,786	*	Hilltop Holdings, Inc	452,395
8,319	e	Homeowners Choice, Inc	220,786
34,778		Horace Mann Educators Corp	784,244
5,722		Independence Holding Co	60,081
10,362		Infinity Property & Casualty Corp	587,940
871		Investors Title Co	60,404
2,783		Kansas City Life Insurance Co	100,466
44,666		Maiden Holdings Ltd	461,400
75,923		Max Capital Group Ltd	2,471,294
46,241		Meadowbrook Insurance Group, Inc	359,755
43,544		Montpelier Re Holdings Ltd	1,121,693

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,117	*	National Financial Partners Corp	$915,205
5,770		National Interstate Corp	167,619
2,041		National Western Life Insurance Co (Class A)	372,727
8,767	*	Navigators Group, Inc	507,434
20,194		OneBeacon Insurance Group Ltd (Class A)	274,437
5,802	*	Phoenix Cos, Inc	168,896
29,147		Platinum Underwriters Holdings Ltd	1,654,092
39,397		Primerica, Inc	1,337,922
18,676		RLI Corp	1,341,871
11,329		Safety Insurance Group, Inc	562,711
48,451		Selective Insurance Group, Inc	1,135,207
10,576		State Auto Financial Corp	183,811
17,736	e	Stewart Information Services Corp	480,114
67,307		Symetra Financial Corp	917,394
34,125		Tower Group International Ltd	645,645
8,056	*	United America Indemnity Ltd	179,568
18,217		United Fire & Casualty Co	509,347
17,444		Universal Insurance Holdings, Inc	104,315

		TOTAL INSURANCE	29,867,949

MATERIALS - 4.9%
25,377		A. Schulman, Inc	659,041
9,100	*,e	ADA-ES, Inc	251,251
3,985	*	AEP Industries, Inc	307,244
123,683	e	AK Steel Holding Corp	414,338
21,861		AMCOL International Corp	672,663
24,118		American Vanguard Corp	695,563
19,217	*	Arabian American Development Co	146,241
60,861		Axiall Corp	3,192,160
25,874		Balchem Corp	1,121,379
25,620	*	Berry Plastics Group, Inc	486,780
11,590	*	Boise Cascade Co	371,228
86,059		Boise, Inc	687,611
18,204		Brush Engineered Materials, Inc	482,224
34,264		Buckeye Technologies, Inc	1,287,984
48,800	*	Calgon Carbon Corp	831,552
14,971	*,e	Castle (A.M.) & Co	259,298
44,844	*	Century Aluminum Co	365,927
4,507		Chase Corp	87,436
87,744	*	Chemtura	1,865,437
20,735	*	Clearwater Paper Corp	954,225
89,422	*	Coeur d’Alene Mines Corp	1,362,791
9,842		Deltic Timber Corp	614,928
43,685		Eagle Materials, Inc	2,959,659
74,661	*	Ferro Corp	525,613
43,617	*	Flotek Industries, Inc	699,617
17,885		FutureFuel Corp	219,091
59,429	*,e	General Moly, Inc	110,538
37,124		Glatfelter	890,976
53,226		Globe Specialty Metals, Inc	695,132
26,813	e	Gold Resource Corp	274,565
36,947	*,e	Golden Minerals Co	67,244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

241,549	*,e	Golden Star Resources Ltd	$260,873
128,920	*	Graphic Packaging Holding Co	969,478
7,825	*	GSE Holding, Inc	58,687
44,124		H.B. Fuller Co	1,672,300
8,544		Hawkins, Inc	317,751
10,871		Haynes International, Inc	528,439
64,098	*	Headwaters, Inc	696,104
244,610	e	Hecla Mining Co	831,674
37,697	*	Horsehead Holding Corp	403,358
18,857		Innophos Holdings, Inc	967,553
20,464		Innospec, Inc	900,621
17,121		Kaiser Aluminum Corp	1,078,623
35,783		Kapstone Paper and Packaging Corp	1,058,461
7,917		KMG Chemicals, Inc	145,356
17,986		Koppers Holdings, Inc	789,765
28,370	*	Kraton Polymers LLC	644,283
23,628	*	Landec Corp	316,851
120,175	*	Louisiana-Pacific Corp	2,177,571
16,332	*	LSB Industries, Inc	533,403
191,622	*,e	McEwen Mining, Inc	446,479
120,424	*,e	Midway Gold Corp	113,247
30,663		Minerals Technologies, Inc	1,245,838
28,708		Myers Industries, Inc	425,453
13,555		Neenah Paper, Inc	389,842
30,220		Noranda Aluminium Holding Corp	115,138
71,397		Olin Corp	1,725,665
7,836		Olympic Steel, Inc	156,720
28,356	*	OM Group, Inc	693,871
40,893	*	Omnova Solutions, Inc	272,756
116,076	*,e	Paramount Gold and Silver Corp	183,400
87,576		PolyOne Corp	1,973,087
11,221		Quaker Chemical Corp	692,560
192,209		Rentech, Inc	397,873
71,891	*,e	Resolute Forest Products	1,051,765
30,653	*,e	Revett Minerals, Inc	45,060
26,363	*	RTI International Metals, Inc	765,054
22,445		Schnitzer Steel Industries, Inc (Class A)	550,576
27,735		Schweitzer-Mauduit International, Inc	1,117,443
44,235		Sensient Technologies Corp	1,740,647
15,819		Stepan Co	900,734
99,897	*,e	Stillwater Mining Co	1,242,719
60,900	*	SunCoke Energy, Inc	921,417
20,215	*,e	Texas Industries, Inc	1,287,291
21,401		Tredegar Corp	633,470
3,849	*	UFP Technologies, Inc	78,096
1,360	*	United States Lime & Minerals, Inc	62,805
6,066	*	Universal Stainless & Alloy	212,067
37,813	*,e	US Antimony Corp	57,476
10,690	e	US Silica Holdings Inc	218,397
59,751	*,e	Vista Gold Corp	100,382
39,186		Wausau Paper Corp	398,913
4,131	*	WHX Corp	63,535

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,514		Worthington Industries, Inc	$1,464,641
19,701		Zep, Inc	299,455
24,836	*,e	Zoltek Cos, Inc	328,084

		TOTAL MATERIALS	60,282,843

MEDIA - 1.3%
23,202		Arbitron, Inc	1,083,301
3,215	e	Beasley Broadcasting Group, Inc	20,994
81,227		Belo (A.H.) Corp (Class A)	870,753
16,513	*	Carmike Cinemas, Inc	289,968
35,205	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	130,259
18,790	*,e	Crown Media Holdings, Inc (Class A)	38,519
55,539	*,e	Cumulus Media, Inc (Class A)	177,169
652	*	Daily Journal Corp	68,812
28,157	*,e	Digital Generation, Inc	188,652
19,869	*	Entercom Communications Corp (Class A)	157,164
43,379		Entravision Communications Corp (Class A)	167,443
26,148	*	EW Scripps Co (Class A)	363,196
8,326		Fisher Communications, Inc	344,863
13,205	*	Global Sources Ltd	90,058
38,430		Harte-Hanks, Inc	304,750
35,221	*	Journal Communications, Inc (Class A)	239,855
26,624	*	Lin TV Corp (Class A)	327,741
70,263	*,e	Lions Gate Entertainment Corp	1,743,225
121,630	*	Live Nation, Inc	1,536,187
9,727		Loral Space & Communications, Inc	598,405
26,747	e	Martha Stewart Living Omnimedia, Inc (Class A)	66,065
61,525	*,e	McClatchy Co (Class A)	142,123
22,118	e	MDC Partners, Inc	377,997
32,357	e	Meredith Corp	1,256,099
48,857		National CineMedia, Inc	793,438
121,166	*	New York Times Co (Class A)	1,073,531
10,383		Nexstar Broadcasting Group, Inc (Class A)	252,826
12,285		Outdoor Channel Holdings, Inc	107,494
8,738	*	ReachLocal, Inc	145,662
11,778	*	Reading International, Inc	68,548
8,081	*	Rentrak Corp	182,954
4,025		Saga Communications, Inc	185,311
7,097		Salem Communications	65,150
22,466		Scholastic Corp	616,692
4,660	*,e	Shutterstock, Inc	194,322
43,788		Sinclair Broadcast Group, Inc (Class A)	1,173,518
34,976	e	Valassis Communications, Inc	896,435
883	e	Value Line, Inc	8,265
26,411	e	World Wrestling Entertainment, Inc (Class A)	242,453

		TOTAL MEDIA	16,590,197

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
62,311	*	Achillion Pharmaceuticals, Inc	469,825
35,574	*	Acorda Therapeutics, Inc	1,407,663
5,638	*,e	Acura Pharmaceuticals, Inc	13,813
24,889	*	Aegerion Pharmaceuticals, Inc	1,046,334

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

65,580	*,e	Affymetrix, Inc	$238,711
16,076	*,e	Agenus, Inc	78,129
50,440	*	Akorn, Inc	759,122
107,622	*	Alkermes plc	3,294,309
48,797	*	Alnylam Pharmaceuticals, Inc	1,168,688
19,189	*	AMAG Pharmaceuticals, Inc	423,117
24,805	*,e	Amicus Therapeutics, Inc	80,616
22,019	*,e	Ampio Pharmaceuticals, Inc	110,976
16,726	*,e	Anacor Pharmaceuticals, Inc	112,064
191,022	*,e	Arena Pharmaceuticals, Inc	1,574,021
58,431	*	Arqule, Inc	172,371
102,892	*	Array Biopharma, Inc	612,207
86,385	*	Astex Pharmaceuticals	594,329
42,064	*	Auxilium Pharmaceuticals, Inc	628,016
119,533	*,e	AVANIR Pharmaceuticals, Inc	381,310
39,820	*,e	AVEO Pharmaceuticals, Inc	203,480
22,398	*,e	BG Medicine, Inc	36,957
57,401	*,e	BioCryst Pharmaceuticals, Inc	115,376
27,283	*,e	BioDelivery Sciences International, Inc	154,967
3,085	*	Biospecifics Technologies Corp	48,959
33,091	*,e	Biotime, Inc	119,789
51,768	*,e	Cadence Pharmaceuticals, Inc	366,517
26,473	*	Cambrex Corp	330,648
70,779	*	Celldex Therapeutics, Inc	923,666
2,846	*	Cempra, Inc	19,609
58,137	*	Cepheid, Inc	2,216,764
3,483	*	ChemoCentryx, Inc	43,294
11,829	*,e	Clovis Oncology, Inc	442,641
21,199	*,e	Codexis, Inc	47,486
50,408	*,e	Corcept Therapeutics, Inc	89,222
8,548	*	Cornerstone Therapeutics, Inc	71,632
16,176	*,e	Coronado Biosciences, Inc	181,980
56,239	*	Cubist Pharmaceuticals, Inc	2,582,495
8,345	*,e	Cumberland Pharmaceuticals, Inc	39,055
71,584	*,e	Curis, Inc	268,440
55,386	*,e	Cytori Therapeutics, Inc	155,635
136,167	*,e	Dendreon Corp	641,347
49,053	*	Depomed, Inc	270,282
37,568	*,e	Discovery Laboratories, Inc	63,490
1,575	*,e	Durata Therapeutics, Inc	11,466
90,055	*	Dyax Corp	247,651
143,219	*,e	Dynavax Technologies Corp	336,565
22,730	*	Emergent Biosolutions, Inc	348,678
27,206	*	Endocyte, Inc	377,891
37,463		Enzon Pharmaceuticals, Inc	123,628
56,476	*	Exact Sciences Corp	527,486
162,385	*,e	Exelixis, Inc	842,778
20,963	*	Fluidigm Corp	353,017
6,345	*	Furiex Pharmaceuticals Inc	215,413
13,530	*	Genomic Health, Inc	410,771
136,097	*,e	Geron Corp	159,234
6,439	*	Golf Trust Of America, Inc	24,597

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,729	*	GTx, Inc	$95,768
79,143	*,e	Halozyme Therapeutics, Inc	478,024
24,837	*	Harvard Bioscience, Inc	127,165
9,416		Hi-Tech Pharmacal Co, Inc	311,293
44,849	*,e	Horizon Pharma, Inc	107,638
3,020	*	Hyperion Therapeutics, Inc	64,779
78,180	*,e	Idenix Pharmaceuticals, Inc	289,266
56,630	*,e	ImmunoCellular Therapeutics Ltd	142,708
73,994	*,e	Immunogen, Inc	1,185,384
68,664	*,e	Immunomedics, Inc	175,780
58,122	*	Impax Laboratories, Inc	1,017,135
26,458	*	Infinity Pharmaceuticals, Inc	1,140,075
4,390	*,e	Intercept Pharmaceuticals, Inc	149,480
70,894	*,e	InterMune, Inc	661,441
66,714	*,e	Ironwood Pharmaceuticals, Inc	1,014,720
88,298	*,e	Isis Pharmaceuticals, Inc	1,976,992
36,388	*	Jazz Pharmaceuticals plc	2,123,240
7,500	*	KaloBios Pharmaceuticals, Inc	45,000
70,390	*,e	Keryx Biopharmaceuticals, Inc	573,679
3,970	*	KYTHERA Biopharmaceuticals, Inc	97,265
13,741	*	Lannett Co, Inc	159,533
187,426	*	Lexicon Pharmaceuticals, Inc	371,103
15,414	*	Ligand Pharmaceuticals, Inc (Class B)	421,110
7,830	*,e	LipoScience, Inc	67,651
36,105	*	Luminex Corp	600,426
117,252	*,e	MannKind Corp	463,145
27,674		Maxygen, Inc	66,418
49,013	*	Medicines Co	1,654,679
16,570	*,e	Merrimack Pharmaceuticals, Inc	81,524
41,507	*	Momenta Pharmaceuticals, Inc	511,366
100,628	*	Nektar Therapeutics	1,090,808
58,761	*	Neurocrine Biosciences, Inc	678,102
13,542	*,e	NewLink Genetics Corp	188,775
16,173	*,e	Novacea, Inc	64,045
112,612	*,e	Novavax, Inc	264,638
75,595	*	NPS Pharmaceuticals, Inc	1,015,241
26,606	*,e	Omeros Corp	107,222
14,053	*,e	OncoGenex Pharmaceutical, Inc	142,357
64,990	*,e	Oncothyreon, Inc	163,125
94,182	*,e	Opko Health, Inc	627,252
41,811	*,e	Optimer Pharmaceuticals, Inc	645,562
68,677	*	Orexigen Therapeutics, Inc	417,556
16,894	*,e	Osiris Therapeutics, Inc	189,551
35,999	*	Pacific Biosciences of California, Inc	92,157
16,402	*,e	Pacira Pharmaceuticals, Inc	473,526
32,718		Pain Therapeutics, Inc	134,798
53,101	*	Parexel International Corp	2,174,486
124,371	e	PDL BioPharma, Inc	962,632
50,528	*	Pharmacyclics, Inc	4,118,032
21,717	*	Pozen, Inc	107,065
40,576	*	Progenics Pharmaceuticals, Inc	186,650
47,061	e	Questcor Pharmaceuticals, Inc	1,446,655

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

44,631	*,e	Raptor Pharmaceutical Corp	$307,954
10,160	*	Regulus Therapeutics, Inc	71,323
30,639	*	Repligen Corp	274,525
16,364	*,e	Repros Therapeutics, Inc	332,844
73,464	*	Rigel Pharmaceuticals, Inc	351,893
8,110	*	Sagent Pharmaceuticals	134,139
44,966	*,e	Sangamo Biosciences, Inc	457,754
48,751	*	Santarus, Inc	895,556
52,992	*	Sciclone Pharmaceuticals, Inc	250,652
83,644	*,e	Seattle Genetics, Inc	3,090,646
99,348	*,e	Sequenom, Inc	374,542
30,460	*,e	SIGA Technologies, Inc	100,518
49,991	e	Spectrum Pharmaceuticals, Inc	370,433
7,857	*	Sucampo Pharmaceuticals, Inc (Class A)	74,720
27,951	*,e	Sunesis Pharmaceuticals, Inc	157,364
7,705	*,e	Supernus Pharmaceuticals, Inc	39,604
9,721	*	Synageva BioPharma Corp	502,478
37,909	*,e	Synergy Pharmaceuticals, Inc	199,022
32,845	*,e	Synta Pharmaceuticals Corp	336,661
21,506	*	Targacept, Inc	99,143
4,864	*,e	TESARO, Inc	133,809
53,660	*,e	Theravance, Inc	1,811,025
44,668	*,e	Threshold Pharmaceuticals, Inc	215,300
28,175	*	Trius Therapeutics, Inc	196,380
28,284	*	Vanda Pharmaceuticals, Inc	137,460
21,031	*,e	Ventrus Biosciences, Inc	56,363
4,264	*,e	Verastem, Inc	41,872
69,605	*,e	Vical, Inc	256,842
58,430	*	Viropharma, Inc	1,592,218
89,099	*,e	Vivus, Inc	1,184,126
38,220	*	Xenoport, Inc	237,346
67,996	*,e	XOMA Corp	237,986
60,195	*,e	ZIOPHARM Oncology, Inc	101,128
70,174	*,e	Zogenix, Inc	121,401

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	72,787,576

REAL ESTATE - 9.0%
46,738		Acadia Realty Trust	1,334,370
23,748		AG Mortgage Investment Trust	614,361
11,449		Agree Realty Corp	344,271
1,848		Alexander’s, Inc	569,166
29,309		American Assets Trust,Inc	989,472
51,213		American Capital Mortgage, Inc	1,360,217
4,063		AmREIT, Inc (Class B)	77,238
120,303		Anworth Mortgage Asset Corp	759,112
26,827		Apollo Commercial Real Estate Finance, Inc	475,911
8,053		Ares Commercial Real Estate Corp	135,532
328,917	*	ARMOUR Residential REIT, Inc	2,134,671
47,538		Ashford Hospitality Trust, Inc	612,289
43,034		Associated Estates Realty Corp	769,018
6,950	*	AV Homes, Inc	89,725
55,205		Campus Crest Communities, Inc	754,100

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

65,440		Capital Lease Funding, Inc	$459,389
85,883		Capstead Mortgage Corp	1,140,526
53,940		Cedar Shopping Centers, Inc	345,755
16,071		Chatham Lodging Trust	294,260
42,100		Chesapeake Lodging Trust	996,086
78,209		Colonial Properties Trust	1,815,231
57,652		Colony Financial, Inc	1,285,640
3,767		Consolidated-Tomoka Land Co	140,170
17,811		Coresite Realty	644,402
91,994		Cousins Properties, Inc	1,004,574
119,365		CubeSmart	2,097,243
16,260		CyrusOne, Inc	390,077
156,714		CYS Investments, Inc	1,947,955
241,075		DCT Industrial Trust, Inc	1,887,617
167,575		DiamondRock Hospitality Co	1,672,399
54,906		DuPont Fabros Technology, Inc	1,380,337
46,200		Dynex Capital, Inc	496,650
26,391		EastGroup Properties, Inc	1,664,480
98,209		Education Realty Trust, Inc	1,079,317
41,630		Entertainment Properties Trust	2,353,760
48,828		Equity One, Inc	1,244,626
37,931		Excel Trust, Inc	577,689
110,362	*	FelCor Lodging Trust, Inc	659,965
95,604		First Industrial Realty Trust, Inc	1,715,136
45,248		First Potomac Realty Trust	723,968
30,547	*	Forestar Real Estate Group, Inc	657,982
64,214		Franklin Street Properties Corp	980,548
21,939		Getty Realty Corp	469,714
9,608		Gladstone Commercial Corp	183,897
123,908		Glimcher Realty Trust	1,553,806
37,837		Government Properties Income Trust	985,654
39,007	*	Gramercy Property Trust, Inc	185,283
1,109		Gyrodyne Co of America, Inc	81,855
77,431		Healthcare Realty Trust, Inc	2,324,479
149,600		Hersha Hospitality Trust	894,608
67,590		Highwoods Properties, Inc	2,773,218
37,348		Hudson Pacific Properties	851,908
67,946		Inland Real Estate Corp	769,149
116,717		Invesco Mortgage Capital, Inc	2,497,744
78,755		Investors Real Estate Trust	766,286
73,927	*	iStar Financial, Inc	863,467
7,549	*	JAVELIN Mortgage Investment Corp	152,037
43,625	e	Kennedy-Wilson Holdings, Inc	725,484
57,369		Kite Realty Group Trust	378,635
85,047		LaSalle Hotel Properties	2,205,269
136,578		Lexington Corporate Properties Trust	1,749,564
27,004		LTC Properties, Inc	1,255,686
133,680		Medical Properties Trust, Inc	2,150,911
36,346		Monmouth Real Estate Investment Corp (Class A)	386,721
21,703		National Health Investors, Inc	1,437,607
44,076		New York Mortgage Trust, Inc	314,703
169,053		NorthStar Realty Finance Corp	1,685,458

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

100,018		Omega Healthcare Investors, Inc	$3,287,592
11,176		One Liberty Properties, Inc	256,377
23,663		Parkway Properties, Inc	431,377
53,803		Pebblebrook Hotel Trust	1,461,290
48,626		Pennsylvania Real Estate Investment Trust	1,008,017
51,735		Pennymac Mortgage Investment Trust	1,306,309
35,720		Potlatch Corp	1,691,342
16,332		PS Business Parks, Inc	1,303,294
50,263		RAIT Investment Trust	429,246
51,085		Ramco-Gershenson Properties	892,455
70,560		Redwood Trust, Inc	1,610,179
109,734		Resource Capital Corp	723,147
51,357		Retail Opportunities Investment Corp	760,597
108,862		RLJ Lodging Trust	2,508,180
19,558		Rouse Properties, Inc	370,624
29,871		Ryman Hospitality Properties	1,328,065
32,558		Sabra Healthcare REIT, Inc	970,880
6,591		Saul Centers, Inc	295,277
10,389		Select Income REIT	296,398
29,566		Silver Bay Realty Trust Corp	564,119
26,895		Sovran Self Storage, Inc	1,844,997
29,750		Spirit Realty Capital, Inc	640,518
31,792		STAG Industrial, Inc	700,696
146,434		Starwood Property Trust, Inc	4,025,471
157,587	*	Strategic Hotels & Resorts, Inc	1,271,727
49,359		Summit Hotel Properties, Inc	493,096
31,794		Sun Communities, Inc	1,626,263
144,484	*	Sunstone Hotel Investors, Inc	1,793,046
11,560	*	Tejon Ranch Co	337,321
17,537		Terreno Realty Corp	330,046
22,555		Thomas Properties Group, Inc	114,805
315,518		Two Harbors Investment Corp	3,779,905
12,976		UMH Properties, Inc	143,385
10,572		Universal Health Realty Income Trust	568,034
21,837		Urstadt Biddle Properties, Inc (Class A)	486,310
57,722		Washington Real Estate Investment Trust	1,648,540
16,573		Western Asset Mortgage Capital Corp	371,235
12,951		Whitestone REIT	213,692
25,830		Winthrop Realty Trust	328,299
4,840	*	ZAIS Financial Corp	99,994

		TOTAL REAL ESTATE	110,630,523

RETAILING - 4.2%
22,469	*	1-800-FLOWERS.COM, Inc (Class A)	133,241
71,865	*	Aeropostale, Inc	1,053,541
7,090	*	America’s Car-Mart, Inc	328,054
44,227	*	Ann Taylor Stores Corp	1,306,466
24,021	*	Asbury Automotive Group, Inc	963,002
15,915	*	Audiovox Corp (Class A)	151,670
25,727	*,e	Barnes & Noble, Inc	466,431
35,606		Bebe Stores, Inc	201,530
15,706		Big 5 Sporting Goods Corp	263,861

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,995	*	Blue Nile, Inc	$358,767
15,990	*	Body Central Corp	162,778
12,777	e	Bon-Ton Stores, Inc	195,999
37,687		Brown Shoe Co, Inc	637,287
24,214	e	Buckle, Inc	1,175,590
41,126	*	Cabela’s, Inc	2,640,289
3,215	*,e	CafePress, Inc	18,551
23,806		Cato Corp (Class A)	571,582
21,401	*	Children’s Place Retail Stores, Inc	1,046,937
14,848	*	Citi Trends, Inc	174,761
14,843	*,e	Conn’s, Inc	642,850
10,043		Core-Mark Holding Co, Inc	522,638
12,045		Destination Maternity Corp	286,069
35,488	*	Destination XL Group, Inc	176,730
78,518	*	Express Parent LLC	1,429,813
44,292		Finish Line, Inc (Class A)	858,822
9,757	*,e	Five Below, Inc	351,154
29,700	*,e	Francesca’s Holdings Corp	848,232
33,069		Fred’s, Inc (Class A)	470,572
21,157	*	Genesco, Inc	1,302,213
7,426	*	Gordmans Stores, Inc	83,765
20,386	e	Group 1 Automotive, Inc	1,232,945
17,087		Haverty Furniture Cos, Inc	406,329
16,654	*,e	HHgregg, Inc	224,996
23,233	*	Hibbett Sports, Inc	1,274,330
36,458		Hot Topic, Inc	508,589
31,638		HSN, Inc	1,663,526
24,096	*,e	JOS A Bank Clothiers, Inc	1,052,513
3,107	*	Kayak Software Corporation	123,721
14,550	*	Kirkland’s, Inc	175,473
19,367		Lithia Motors, Inc (Class A)	959,054
24,210	*,e	Lumber Liquidators, Inc	1,984,252
18,017	*	MarineMax, Inc	208,817
9,991	*,e	Mattress Firm Holding Corp	382,855
45,278		Men’s Wearhouse, Inc	1,516,813
27,456	e	Monro Muffler, Inc	1,135,580
25,177	*	New York & Co, Inc	112,289
25,820		Nutri/System, Inc	209,142
249,399	*,e	Office Depot, Inc	962,680
74,764	e	OfficeMax, Inc	860,534
17,682	*,e	Orbitz Worldwide, Inc	105,738
10,825	*,e	Overstock.com, Inc	225,160
37,470		Penske Auto Group, Inc	1,158,572
47,023	*	PEP Boys - Manny Moe & Jack	545,467
3,511	*	Perfumania Holdings, Inc	21,874
18,561	e	PetMed Express, Inc	232,012
85,508		Pier 1 Imports, Inc	1,984,641
85,566	e	RadioShack Corp	271,244
52,752		Rent-A-Center, Inc	1,842,627
4,850	*,e	Restoration Hardware Holdings, Inc	188,907
13,465	*	Rue21, Inc	429,533
95,067	*,e	Saks, Inc	1,098,024

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,812	*	Select Comfort Corp	$1,057,011
12,989		Shoe Carnival, Inc	270,561
31,246	*	Shutterfly, Inc	1,391,384
36,814		Sonic Automotive, Inc (Class A)	809,540
3,815	*	Sourceforge, Inc	49,900
26,825		Stage Stores, Inc	742,784
22,677		Stein Mart, Inc	179,375
9,887		Systemax, Inc	90,565
9,608	*	Tilly’s, Inc	138,740
37,873	*	Tuesday Morning Corp	307,150
9,929	*	US Auto Parts Network, Inc	12,411
22,623	*,e	Vitacost.com, Inc	176,007
25,984	*	Vitamin Shoppe, Inc	1,277,114
14,647	*	West Marine, Inc	173,274
84,892	*	Wet Seal, Inc (Class A)	276,748
34,410	*	WEX, Inc	2,607,590
1,626		Winmark Corp	100,601
18,929	*	Zumiez, Inc	548,373

		TOTAL RETAILING	52,130,560

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
35,234	*	Advanced Energy Industries, Inc	598,273
17,379	*	Alpha & Omega Semiconductor Ltd	125,824
7,912	*	Ambarella, Inc	108,394
64,016	*,e	Amkor Technology, Inc	270,788
68,007	*	Anadigics, Inc	142,815
57,121	*	Applied Micro Circuits Corp	426,123
27,620	*	ATMI, Inc	600,735
94,313	*	Axcelis Technologies, Inc	122,607
25,533	*	AXT, Inc	73,280
58,690		Brooks Automation, Inc	570,467
20,529		Cabot Microelectronics Corp	687,927
44,320	*	Cavium Networks, Inc	1,393,864
20,622	*	Ceva, Inc	314,692
16	*,m	China Energy Savings Technology, Inc	0
56,655	*	Cirrus Logic, Inc	1,094,008
21,056		Cohu, Inc	201,506
27,480	*	Cymer, Inc	2,878,805
30,756	*	Diodes, Inc	623,117
16,921	*	DSP Group, Inc	136,552
121,524	*	Entegris, Inc	1,152,047
74,524	*	Entropic Communications, Inc	315,982
33,623	*	Exar Corp	362,456
52,050	*,e	First Solar, Inc	2,423,448
47,043	*	Formfactor, Inc	232,863
17,814	*	GSI Technology, Inc	111,159
103,082	*,e	GT Solar International, Inc	405,112
27,713	*	Hittite Microwave Corp	1,554,976
21,546	*	Inphi Corp	202,748
126,246	*	Integrated Device Technology, Inc	897,609
25,138	*	Integrated Silicon Solution, Inc	230,515
12,286	*	Intermolecular, Inc	107,011

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

61,493	*	International Rectifier Corp	$1,304,266
110,523		Intersil Corp (Class A)	857,658
20,173		IXYS Corp	182,767
55,718	*	Kopin Corp	184,427
104,584	*	Lattice Semiconductor Corp	486,316
44,290	*	LTX-Credence Corp	261,311
4,277	*	MA-COM Technology Solutions	60,006
40,748	*	Mattson Technology, Inc	62,752
18,807	*	MaxLinear, Inc	117,168
204,883	*	MEMC Electronic Materials, Inc	1,106,368
44,709		Micrel, Inc	449,773
78,652	*	Microsemi Corp	1,635,962
37,254	*,e	Mindspeed Technologies, Inc	85,312
46,498		MKS Instruments, Inc	1,249,401
28,360		Monolithic Power Systems, Inc	684,043
27,657	*	MoSys, Inc	125,010
20,663	*	Nanometrics, Inc	289,902
17,386	*	NeoPhotonics Corp Ltd	95,797
4,505	*	NVE Corp	239,080
45,676	*	Omnivision Technologies, Inc	612,515
22,065	*	PDF Solutions, Inc	377,532
4,438	*,e	Peregrine Semiconductor Corp	42,871
20,375	*	Pericom Semiconductor Corp	131,622
51,451	*	Photronics, Inc	405,948
45,169	*	PLX Technology, Inc	210,939
25,192		Power Integrations, Inc	1,043,201
34,144	*,e	QuickLogic Corp	87,409
95,617	*	Rambus, Inc	665,494
242,557	*	RF Micro Devices, Inc	1,360,745
20,951	*,e	Rubicon Technology, Inc	155,247
27,628	*	Rudolph Technologies, Inc	322,419
58,048	*	Semtech Corp	1,861,599
28,331	*	Sigma Designs, Inc	134,856
73,137	*	Silicon Image, Inc	360,565
41,942	*	Spansion, Inc	544,827
28,854	*,e	STR Holdings, Inc	64,921
34,332	*,e	SunPower Corp	466,572
9,650		Supertex, Inc	203,422
45,939		Tessera Technologies, Inc	935,777
149,925	*	Triquint Semiconductor, Inc	875,562
25,064	*	Ultra Clean Holdings	156,901
23,351	*	Ultratech, Inc	688,154
33,787	*,e	Veeco Instruments, Inc	1,286,271
22,180	*	Volterra Semiconductor Corp	288,562

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	41,126,953

SOFTWARE & SERVICES - 7.5%
50,038	*	Accelrys, Inc	492,874
35,187	*	ACI Worldwide, Inc	1,654,141
37,670	*,e	Active Network, Inc	189,480
44,601	*	Actuate Corp	273,850
67,974	*	Acxiom Corp	1,352,003

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,323	*	Advent Software, Inc	$793,460
18,098		American Software, Inc (Class A)	150,394
31,167	*,e	Angie’s List, Inc	755,488
82,817	*	Aspen Technology, Inc	2,524,262
6,536	*,e	AVG Technologies NV	106,668
39,361	*	Bankrate, Inc	530,586
10,552	*,e	Bazaarvoice, Inc	76,502
39,919		Blackbaud, Inc	1,170,026
34,712	*	Blucora, Inc	512,696
32,586	*	Bottomline Technologies, Inc	853,753
9,046	*,e	Brightcove, Inc	54,457
24,186	*,e	BroadSoft, Inc	618,194
19,422	*,e	CACI International, Inc (Class A)	1,135,993
34,344	*,e	Callidus Software, Inc	147,336
10,823	*	Carbonite, Inc	115,157
39,077	*	Cardtronics, Inc	1,094,547
9,478		Cass Information Systems, Inc	396,180
69,702	*	Ciber, Inc	296,931
8,325	*	Clinical Data, Inc	7,909
39,691	*	Commvault Systems, Inc	2,918,876
14,136		Computer Task Group, Inc	290,071
30,055	*	comScore, Inc	485,989
18,898	*	Comverse, Inc	501,364
26,248	*,e	Constant Contact, Inc	383,483
96,856		Convergys Corp	1,648,489
29,204	*	Cornerstone OnDemand, Inc	1,059,521
24,957	*	CoStar Group, Inc	2,705,588
30,089	*	CSG Systems International, Inc	650,223
37,628	*	DealerTrack Holdings, Inc	1,047,940
26,166	*,e	Demand Media, Inc	226,598
5,220	*,e	Demandware, Inc	142,506
35,650	*	Dice Holdings, Inc	300,886
31,423	*	Digital River, Inc	455,005
5,550		DMRC Corp	121,767
4,550	*,e	E2open, Inc	64,655
91,971		Earthlink, Inc	523,315
24,170	e	Ebix, Inc	449,804
21,892	*	Ellie Mae, Inc	569,630
18,667	*	Envestnet, Inc	340,113
5,564	*,e	Envivio, Inc	8,902
4,665	*	EPAM Systems, Inc	100,298
29,055		EPIQ Systems, Inc	405,898
3,733		ePlus, Inc	169,777
44,909	*	Euronet Worldwide, Inc	1,371,072
4,850	*	EXA Corp	36,181
8,769	*	ExactTarget, Inc	171,697
20,218	*	ExlService Holdings, Inc	659,511
30,099		Fair Isaac Corp	1,402,011
21,886	*	FalconStor Software, Inc	36,112
8,100	*,e	FleetMatics Group plc	190,107
11,995		Forrester Research, Inc	430,021
17,421	*,e,m	Gerber Scientific, Inc	0

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,521	*	Global Cash Access, Inc	$402,995
51,997	*,e	Glu Mobile, Inc	160,151
11,944	*	Guidance Software, Inc	125,651
17,930	*	Guidewire Software, Inc	718,634
23,125		Hackett Group, Inc	112,850
33,824		Heartland Payment Systems, Inc	1,112,471
25,138	*,e	Higher One Holdings, Inc	247,861
28,497	*	iGate Corp	475,615
8,418	*	Imperva, Inc	328,134
7,689	*	Infoblox, Inc	170,004
15,639	*	Innodata Isogen, Inc	51,296
12,983	*	Interactive Intelligence, Inc	537,886
46,298	*	Internap Network Services Corp	369,458
36,522	*	Ipass, Inc	70,487
35,565	e	j2 Global, Inc	1,447,495
14,198	*	Jive Software, Inc	192,951
14,771		Keynote Systems, Inc	165,583
25,328	*	Knot, Inc	285,193
54,515	*	Limelight Networks, Inc	105,214
48,775	*	Lionbridge Technologies	166,810
20,233	*,e	Liquidity Services, Inc	665,666
48,378	*	Liveperson, Inc	620,206
18,903	*	LogMeIn, Inc	426,830
11,790	*,e	magicJack VocalTec Ltd	194,889
18,002	*	Manhattan Associates, Inc	1,263,920
20,477	e	Mantech International Corp (Class A)	546,531
17,546		Marchex, Inc (Class B)	72,465
21,323	*	Market Leader, Inc	213,656
7,018	*,e	Mattersight Corp	32,844
30,151		MAXIMUS, Inc	2,402,733
17,807	*,e	MeetMe, Inc	34,368
82,592		Mentor Graphics Corp	1,508,130
7,502	*	MicroStrategy, Inc (Class A)	676,605
9,302	*,e	Millennial Media, Inc	64,463
36,780	*	ModusLink Global Solutions, Inc	102,984
19,221	*	MoneyGram International, Inc	317,339
31,635		Monotype Imaging Holdings, Inc	733,616
108,521	*	Monster Worldwide, Inc	475,322
35,087	*	Move, Inc	400,343
32,530	*	Netscout Systems, Inc	742,009
57,047		NIC, Inc	960,671
19,886	*,e	OpenTable, Inc	1,101,486
15,052		Pegasystems, Inc	380,966
28,226	*	Perficient, Inc	295,808
23,741	*	PRG-Schultz International, Inc	132,712
50,144	*	Progress Software Corp	1,131,750
5,915	*	Proofpoint, Inc	108,363
18,920	*	PROS Holdings, Inc	490,406
105,900	*	PTC, Inc	2,542,659
4,399		QAD, Inc (Class A)	53,140
75,656	*	QLIK Technologies, Inc	1,967,813
6,840	*	Qualys, Inc	75,240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,896	*	QuinStreet, Inc	$208,600
20,699		RealNetworks, Inc	159,382
31,050	*,e	RealPage, Inc	633,420
33,165	*	Responsys, Inc	257,692
11,667	*	Rosetta Stone, Inc	197,522
9,588	e	Sapiens International Corp NV	55,515
109,047		Sapient Corp	1,273,669
15,704	*	Sciquest, Inc	358,993
25,966	*	Seachange International, Inc	281,991
44,569	*,e	ServiceSource International LLC	285,242
25,869	*	Sourcefire, Inc	1,235,503
8,113	*,e	Spark Networks, Inc	55,331
10,679	*	SPS Commerce, Inc	503,301
29,309	*	SS&C Technologies Holdings, Inc	899,493
11,514	*	Stamps.com, Inc	389,634
42,678	*	SupportSoft, Inc	170,285
34,810	*	SYKES Enterprises, Inc	535,726
8,149	*,e	Synacor, Inc	23,714
24,034	*	Synchronoss Technologies, Inc	681,124
13,379		Syntel, Inc	845,151
32,356	*	TA Indigo Holding Corp	185,076
69,014	*	Take-Two Interactive Software, Inc	1,053,154
25,975	*	Tangoe, Inc	334,038
9,584	*	TechTarget, Inc	42,553
17,901	*	TeleNav, Inc	93,801
20,007	*	TeleTech Holdings, Inc	425,949
110,951	*	TiVo, Inc	1,300,346
6,883	*	Travelzoo, Inc	175,723
7,310	*,e	Trulia, Inc	212,429
26,513	*	Tyler Technologies, Inc	1,676,682
25,229	*	Ultimate Software Group, Inc	2,436,869
38,486	*	Unisys Corp	736,237
80,286		United Online, Inc	545,945
73,975	*	Unwired Planet, Inc	146,470
66,134	*	Valueclick, Inc	2,040,895
27,375	*	Vasco Data Security International	232,961
34,379	*	Verint Systems, Inc	1,135,882
37,643	*,e	VirnetX Holding Corp	768,670
16,527	*	Virtusa Corp	367,065
29,556	*,e	VistaPrint Ltd	1,205,885
18,336	*	Vocus, Inc	154,206
44,860	*	WebMD Health Corp (Class A)	1,083,369
32,973	*	Websense, Inc	588,238
31,332	*	Website Pros, Inc	545,177
6,230	*	Xoom Corp	115,006
6,729	*,e	Yelp, Inc	175,156
3,371	*,e	Zillow, Inc	198,316
58,160	*	Zix Corp	218,682

		TOTAL SOFTWARE & SERVICES	90,399,037

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
68,264	*,e	3D Systems Corp	2,610,415

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

55,518	e	Adtran, Inc	$1,165,878
11,440	*	Agilysys, Inc	133,619
1,947	*,e	Ambient Corp	3,874
11,714	*	Anaren, Inc	274,225
24,895		Anixter International, Inc	1,785,967
100,300	*	ARRIS Group, Inc	1,655,953
98,318	*,e	Aruba Networks, Inc	2,211,172
7,290	*	Audience, Inc	107,819
27,373	*	Avid Technology, Inc	180,388
8,070		Aware, Inc	38,978
17,104	*	AX Holding Corp	127,254
12,592		Badger Meter, Inc	550,019
9,001		Bel Fuse, Inc (Class B)	132,495
51,167	*	Benchmark Electronics, Inc	912,819
14,720		Black Box Corp	319,718
72,559	*,e	Bookham, Inc	98,680
32,498	*	CalAmp Corp	361,703
33,228	*	Calix Networks, Inc	283,435
34,748	*	Checkpoint Systems, Inc	402,034
87,039	*	Ciena Corp	1,302,103
37,894		Cognex Corp	1,504,392
20,944		Coherent, Inc	1,171,398
16,274		Comtech Telecommunications Corp	400,503
34,965	*	Cray, Inc	739,859
29,242		CTS Corp	311,427
31,415		Daktronics, Inc	313,836
14,236	*	Datalink Corp	159,301
23,931	*	Digi International, Inc	218,251
16,252	*	DTS, Inc	272,709
28,638	*	Echelon Corp	63,290
16,209		Electro Rent Corp	268,583
21,572		Electro Scientific Industries, Inc	232,546
40,853	*	Electronics for Imaging, Inc	1,091,592
75,232	*	Emulex Corp	451,392
86,709	*	Extreme Networks, Inc	288,741
18,754	*	Fabrinet	257,492
14,665	*	FARO Technologies, Inc	568,855
33,632		FEI Co	2,148,412
80,784	*,e	Finisar Corp	1,037,267
21,313	*	Globecomm Systems, Inc	261,084
25,209	*	GSI Group, Inc	215,285
104,053	*	Harmonic, Inc	591,021
53,358	*	Harris Stratex Networks, Inc (Class A)	170,746
31,798	*	Imation Corp	117,017
24,309	*	Immersion Corp	257,432
102,369	*,e	Infinera Corp	861,947
39,069	*	Insight Enterprises, Inc	707,930
36,328	e	InterDigital, Inc	1,613,326
53,270	*	Intermec, Inc	524,177
17,796	*	Intevac, Inc	80,616
31,993	*,e	InvenSense, Inc	298,175
37,082	*	Ixia	610,741

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,913	*	Kemet Corp	$242,428
11,249	*	Key Tronic Corp	127,114
13,769	*	KVH Industries, Inc	181,888
19,167		Littelfuse, Inc	1,338,240
26,783	*,e	Maxwell Technologies, Inc	163,376
13,421	*	Measurement Specialties, Inc	574,016
29,020	*	Mercury Computer Systems, Inc	224,325
1,817		Mesa Laboratories, Inc	89,687
32,113		Methode Electronics, Inc	461,785
14,478		MTS Systems Corp	882,434
8,336	*	Multi-Fineline Electronix, Inc	127,041
20,846	*,e	Neonode, Inc	119,031
33,702	*	Netgear, Inc	1,003,983
33,181	*	Newport Corp	502,692
6,689	*	Numerex Corp	69,030
61,512	*,e	OCZ Technology Group, Inc	80,581
17,285	*	Oplink Communications, Inc	283,820
17,243	*	OSI Systems, Inc	988,024
18,551		Park Electrochemical Corp	442,812
71,766	*,e	Parkervision, Inc	286,346
8,361		PC Connection, Inc	129,094
13,034		PC-Tel, Inc	86,937
37,711		Plantronics, Inc	1,652,496
30,323	*	Plexus Corp	817,811
56,521	*	Power-One, Inc	357,213
17,288	*	Procera Networks, Inc	191,724
81,068	*	QLogic Corp	880,398
213,753	*	Quantum Corp	305,667
27,598	*,e	Rackable Systems, Inc	358,774
22,949	*	Radisys Corp	113,827
36,050	*	RealD, Inc	539,668
10,523		Richardson Electronics Ltd	123,435
24,710	*	Rofin-Sinar Technologies, Inc	615,279
14,116	*	Rogers Corp	601,906
7,810	*,e	Ruckus Wireless, Inc	150,733
70,659	*	Sanmina Corp	891,717
23,856	*	Scansource, Inc	691,108
42,408	*	ShoreTel, Inc	153,093
190,268	*	Sonus Networks, Inc	399,563
35,665	*,e	STEC, Inc	129,464
24,755	*	Super Micro Computer, Inc	238,143
36,984	*	Symmetricom, Inc	192,317
29,988	*	Synaptics, Inc	1,236,405
22,835	*	SYNNEX Corp	790,091
323,575		Tellabs, Inc	669,800
16,413		Telular Corp	209,594
4,727		Tessco Technologies, Inc	96,620
46,185	*	TTM Technologies, Inc	333,918
7,353	e	Ubiquiti Networks, Inc	113,604
34,299	*,e	Universal Display Corp	1,078,361
33,212	*,e	Viasat, Inc	1,609,786
2,399	*	Viasystems Group, Inc	30,515

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,523	*	Vishay Precision Group, Inc	$165,125
37,341	*	Westell Technologies, Inc	73,188
14,303	*	Zygo Corp	213,973

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	56,897,891

TELECOMMUNICATION SERVICES - 0.7%
63,892	*	8x8, Inc	461,939
8,049		Atlantic Tele-Network, Inc	408,648
18,132	*,e	Boingo Wireless, Inc	112,962
25,940	*	Cbeyond Communications, Inc	227,753
169,912	*	Cincinnati Bell, Inc	598,090
41,533		Cogent Communications Group, Inc	1,189,505
35,358		Consolidated Communications Holdings, Inc	651,648
16,297	*,e	Fairpoint Communications, Inc	132,658
31,796	*	General Communication, Inc (Class A)	308,739
9,316	*	Hawaiian Telcom Holdco, Inc	225,168
9,434		HickoryTech Corp	96,982
15,041		IDT Corp (Class B)	222,456
35,955	*	inContact, Inc	291,235
42,840	*,e	Iridium Communications, Inc	287,456
45,496	*,e	Leap Wireless International, Inc	260,237
13,312		Lumos Networks Corp	179,579
37,135		Neutral Tandem, Inc	110,662
13,630		NTELOS Holdings Corp	200,634
24,147	*	Orbcomm, Inc	114,215
43,168	*	Premiere Global Services, Inc	484,777
13,351		Primus Telecommunications Group, Inc	167,822
21,226		Shenandoah Telecom Co	347,894
68	*,b,m	Touch America Holdings, Inc	0
49,042	*,e	Towerstream Corp	117,701
20,666		USA Mobility, Inc	280,438
139,351	*	Vonage Holdings Corp	425,021

		TOTAL TELECOMMUNICATION SERVICES	7,904,219

TRANSPORTATION - 2.6%
46,986	*	Air Transport Services Group, Inc	271,109
62,691	*	Alaska Air Group, Inc	3,864,273
13,370		Allegiant Travel Co	1,201,963
7,660		Amerco, Inc	1,230,962
24,053		Arkansas Best Corp	252,797
22,928	*	Atlas Air Worldwide Holdings, Inc	857,507
93,178	*	Avis Budget Group, Inc	2,687,254
17,570	*	Celadon Group, Inc	295,000
13,206	*	Echo Global Logistics, Inc	229,124
25,155		Forward Air Corp	927,968
35,243	*,e	Genco Shipping & Trading Ltd	60,265
39,170	*	Genesee & Wyoming, Inc (Class A)	3,337,284
45,785	*,e	Hawaiian Holdings, Inc	251,360
42,353		Heartland Express, Inc	574,730
32,835	*	Hub Group, Inc (Class A)	1,203,403
5,645		International Shipholding Corp	101,949
205,740	*,e	JetBlue Airways Corp	1,417,549

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,480		Knight Transportation, Inc	$804,118
14,149		Marten Transport Ltd	288,215
63,206	*	Old Dominion Freight Line	2,433,431
30,244	*	Pacer International, Inc	172,088
7,497	*	Park-Ohio Holdings Corp	275,740
4,351	*	Patriot Transportation Holding, Inc	125,961
22,836	*	Quality Distribution, Inc	181,774
12,408	*,e	Rand Logistics, Inc	72,214
43,109	*	Republic Airways Holdings, Inc	482,390
13,043	*	Roadrunner Transportation Services Holdings, Inc	293,598
14,004	*	Saia, Inc	573,044
45,164		Skywest, Inc	646,297
36,116	*	Spirit Airlines, Inc	964,297
69,501	*	Swift Transportation Co, Inc	974,404
3,913		Universal Truckload Services, Inc	98,764
146,465	*,e	US Airways Group, Inc	2,475,258
38,433		Werner Enterprises, Inc	882,422
15,276	*,e	Wesco Aircraft Holdings, Inc	252,207
16,173	*,e	XPO Logistics, Inc	263,782

		TOTAL TRANSPORTATION	31,024,501

UTILITIES - 3.4%
33,816		Allete, Inc	1,736,452
16,964	*,e	American DG Energy, Inc	31,214
16,820		American States Water Co	933,174
5,254		Artesian Resources Corp	123,837
103,787	e	Atlantic Power Corp	487,799
52,061		Avista Corp	1,460,311
39,111		Black Hills Corp	1,833,915
8,257	*,e	Cadiz, Inc	48,634
40,352		California Water Service Group	809,058
13,348		CH Energy Group, Inc	867,220
8,520		Chesapeake Utilities Corp	454,627
53,794		Cleco Corp	2,663,879
9,927		Connecticut Water Service, Inc	282,721
12,607		Consolidated Water Co, Inc	125,692
4,789		Delta Natural Gas Co, Inc	103,826
35,329		El Paso Electric Co	1,323,424
37,368		Empire District Electric Co	862,080
14,353		Genie Energy Ltd	154,725
44,319		Idacorp, Inc	2,180,938
19,989	e	Laclede Group, Inc	933,686
20,432		MGE Energy, Inc	1,141,127
13,848		Middlesex Water Co	271,559
36,905		New Jersey Resources Corp	1,741,916
23,761		Northwest Natural Gas Co	1,056,652
32,272		NorthWestern Corp	1,388,341
15,406	e	Ormat Technologies, Inc	334,926
31,976		Otter Tail Corp	997,651
67,571		Piedmont Natural Gas Co, Inc	2,326,470
70,747		PNM Resources, Inc	1,698,635
67,086		Portland General Electric Co	2,163,523

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY			VALUE

12,240		SJW Corp			$310,406
26,938		South Jersey Industries, Inc			1,662,075
40,842		Southwest Gas Corp			2,069,464
44,608		UIL Holdings Corp			1,857,477
12,745		Unitil Corp			386,301
35,738		UNS Energy Corp			1,821,208
45,753		WGL Holdings, Inc			2,114,704
11,490		York Water Co			215,437

		TOTAL UTILITIES			40,975,084

		TOTAL COMMON STOCKS			1,186,681,273

		(Cost $980,043,077)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
8,048	e	Magnum Hunter Resources Corp			1,127

		TOTAL ENERGY			1,127

		TOTAL RIGHTS / WARRANTS			1,127

		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 16.1%
TREASURY DEBT - 1.9%
$20,000,000		United States Treasury Bill	0.030%-0.090%	05/16/13	19,999,500
3,500,000		United States Treasury Bill	0.088	09/05/13	3,499,290

					23,498,790

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 14.2%
173,088,860	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			173,088,860

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			173,088,860

		TOTAL SHORT-TERM INVESTMENTS			196,587,650

		(Cost $196,587,280)

		TOTAL INVESTMENTS - 113.2%			1,383,270,050
		(Cost $1,176,630,357)
		OTHER ASSETS & LIABILITIES, NET - (13.2)%			(161,578,592)

		NET ASSETS - 100.0%			$1,221,691,458

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	a	Affiliated holding.
	b	In bankruptcy.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $168,492,179.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.2%

AUSTRALIA - 0.0%
308,000	*	Minmetals Resources Ltd	$92,778

		TOTAL AUSTRALIA	92,778

BRAZIL - 11.2%
13,858		AES Tiete S.A.	142,753
57,000		All America Latina Logistica S.A.	290,306
17,285		Anhanguera Educacional Participacoes S.A.	311,013
16,800		Arteris S.A.	187,250
88,330	*	Banco Bradesco S.A.	1,529,302
302,064		Banco Bradesco S.A. (Preference)	4,967,090
81,386		Banco do Brasil S.A.	1,022,232
21,068		Banco do Estado do Rio Grande do Sul	180,064
327,100		Banco Itau Holding Financeira S.A.	5,499,759
101,139		Banco Santander Brasil S.A.	741,576
254,574		BM&F Bovespa S.A.	1,767,354
55,100		BR Malls Participacoes S.A.	654,067
23,200		BR Properties S.A.	258,583
30,865		Bradespar S.A.	394,307
20,415		Braskem S.A.	177,544
31,076		Centrais Eletricas Brasileiras S.A.	84,340
29,292		Centrais Eletricas Brasileiras S.A. (Preference)	152,993
29,370		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	350,253
17,857		Cia Brasileira de Distribuicao Grupo Pao de Acucar	988,907
19,100		Cia de Bebidas das Americas	780,897
126,656		Cia de Concessoes Rodoviarias	1,252,158
49,500		Cia de Saneamento Basico do Estado de Sao Paulo	696,451
7,400		Cia de Saneamento de Minas Gerais-COPASA	171,986
70,061		Cia Energetica de Minas Gerais	896,094
20,620		Cia Energetica de Sao Paulo (Class B)	218,490
19,885		Cia Hering	406,496
13,495		Cia Paranaense de Energia	239,986
95,830		Cia Siderurgica Nacional S.A.	378,387
50,736		Companhia Brasileira de Meios de Pagamento	1,346,029
28,936		Cosan SA Industria e Comercio	686,972
31,500		CPFL Energia S.A.	339,285
40,005		Cyrela Brazil Realty S.A.	363,509
27,778		Diagnosticos da America S.A.	152,444
21,128		EcoRodovias Infraestrutura e Logistica S.A.	184,906
34,000		EDP - Energias do Brasil S.A.	208,512
3,800		Eletropaulo Metropolitana de Sao Paulo S.A.	15,745
75,579		Empresa Brasileira de Aeronautica S.A.	661,446
32,863	*	Fibria Celulose S.A.	350,517
123,075		Gerdau S.A. (Preference)	961,471
46,982	*	Hypermarcas S.A.	375,950

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

362,711		Investimentos Itau S.A. - PR	$1,809,249
51,464		JBS S.A.	164,366
65,320		Klabin S.A.	444,662
23,600	*	Kroton Educacional S.A.	330,276
7,800		Light S.A.	78,750
18,182		Localiza Rent A Car	322,610
15,300		Lojas Americanas S.A.	123,348
55,337		Lojas Americanas S.A.(Preference)	487,336
17,730		Lojas Renner S.A.	675,703
25,900		Marcopolo S.A.	174,242
37,117		Metalurgica Gerdau S.A.	367,877
15,600	*	MPX Energia S.A.	66,899
38,356		MRV Engenharia e Participacoes S.A.	164,869
9,000		Multiplan Empreendimentos Imobiliarios S.A.	256,404
4,900		Multiplus S.A.	80,428
23,892		Natura Cosmeticos S.A.	605,077
30,853		Odontoprev S.A.	156,520
210,991	*	OGX Petroleo e Gas Participacoes S.A.	205,639
28,539		Oi S.A.	84,016
113,465		Oi S.A.(Preference)	280,721
162,548		PDG Realty S.A.	186,048
93,556		Perdigao S.A.	2,314,643
443,872		Petroleo Brasileiro S.A.	4,255,137
624,446		Petroleo Brasileiro S.A. (Preference)	6,270,209
12,881		Porto Seguro S.A.	161,660
26,900	*	Qualicorp S.A.	262,177
27,600		Raia Drogasil S.A.	297,279
33,419		Satipel Industrial S.A.	252,720
53,945		Souza Cruz S.A.	822,353
14,905		Sul America SA	110,628
42,621		Telefonica Brasil S.A.	1,131,376
113,266		Tim Participacoes S.A.	477,803
15,800		Totvus S.A.	298,508
23,700		Tractebel Energia S.A.	422,294
51,380		Ultrapar Participacoes S.A.	1,369,021
49,217	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	242,549
186,200		Vale S.A.	3,187,480
290,073		Vale S.A. (Preference)	4,732,217
26,700		Weg S.A.	349,772

		TOTAL BRAZIL	64,410,290

CHILE - 1.9%
303,741		AES Gener S.A.	220,420
352,611		Aguas Andinas S.A.	280,771
2,295,128		Banco de Chile	356,830
91,861	*	Banco de Chile-T	13,771
3,484		Banco de Credito e Inversiones	249,514
9,159,852		Banco Santander Chile S.A.	611,305
8,781		CAP S.A.	279,157
176,340		Centros Comerciales Sudamericanos S.A.	995,846
13,382		Cia Cervecerias Unidas S.A.	230,939
1,025,941		Colbun S.A.	315,069

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,926,054		CorpBanca S.A.	$232,605
26,539		Embotelladora Andina S.A.	179,960
67,685		Empresa Electrica del Norte Grande S.A.	141,901
457,054		Empresa Nacional de Electricidad S.A.	809,712
17,013		Empresa Nacional de Telecomunicaciones S.A.	327,996
144,265		Empresas CMPC S.A.	525,873
93,459		Empresas COPEC S.A.	1,335,891
3,682,034		Enersis S.A.	1,386,890
34,541		Lan Airlines S.A.	713,681
63,349		SACI Falabella	722,861
13,883		Sociedad Quimica y Minera de Chile S.A. (Class B)	686,117
40,013		Vina Concha y Toro S.A.	78,290

		TOTAL CHILE	10,695,399

CHINA - 16.5%
198,000	e	Agile Property Holdings Ltd	256,695
3,392,000	e	Agricultural Bank of China	1,625,423
298,000		Air China Ltd	241,575
692,000	*,e	Aluminum Corp of China Ltd	264,154
194,000	*,e	Angang New Steel Co Ltd	114,721
197,000	e	Anhui Conch Cement Co Ltd	715,219
115,000	e	Anta Sports Products Ltd	96,521
344,000		AviChina Industry & Technology Co	166,631
11,459,000		Bank of China Ltd	5,368,932
1,450,500	e	Bank of Communications Co Ltd	1,155,116
185,000		BBMG Corp	148,978
358,000		Beijing Capital International Airport Co Ltd	248,709
88,500		Beijing Enterprises Holdings Ltd	662,561
384,000	*,e	Brilliance China Automotive Holdings Ltd	471,139
75,500	*,e	Byd Co Ltd	270,304
222,920	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	223,749
334,700	e	China Agri-Industries Holdings Ltd	164,490
308,000		China BlueChemical Ltd	188,165
1,287,600	e	China Citic Bank	726,483
842,000	e	China Coal Energy Co	649,974
704,000	e	China Communications Construction Co Ltd	675,691
420,400		China Communications Services Corp Ltd	307,976
10,622,350		China Construction Bank	8,915,449
140,000		China Everbright Ltd	223,153
137,200	*	China Insurance International Holdings Co Ltd	234,059
115,200	*	China International Marine Containers Group Co Ltd	184,447
1,104,000		China Life Insurance Co Ltd	3,053,643
427,000		China Longyuan Power Group Corp	392,202
198,000		China Mengniu Dairy Co Ltd	557,348
616,500		China Merchants Bank Co Ltd	1,316,913
174,279		China Merchants Holdings International Co Ltd	552,857
833,500	e	China Minsheng Banking Corp Ltd	1,072,283
878,500		China Mobile Hong Kong Ltd	9,662,281
456,000	e	China National Building Material Co Ltd	539,857
294,000		China Oilfield Services Ltd	581,234
604,000	e	China Overseas Land & Investment Ltd	1,844,170

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

407,800		China Pacific Insurance Group Co Ltd	$1,469,809
318,000		China Railway Construction Corp	321,484
633,000	e	China Railway Group Ltd	334,128
198,000	e	China Resources Enterprise	679,761
184,000	e	China Resources Gas Group Ltd	516,627
294,000	e	China Resources Land Ltd	891,092
302,000		China Resources Power Holdings Co	988,842
274,000		China Shanshui Cement Group Ltd	155,389
601,000		China Shenhua Energy Co Ltd	2,131,064
572,000	*,e	China Shipping Container Lines Co Ltd	136,848
232,000	e	China Shipping Development Co Ltd	99,847
318,000	e	China South Locomotive and Rolling Stock Corp	209,949
324,000	e	China Southern Airlines Co Ltd	170,895
270,000		China State Construction International Holdings Ltd	393,915
2,164,000		China Telecom Corp Ltd	1,108,739
712,000		China Unicom Ltd	1,026,628
390,000	e	Chongqing Rural Commercial Bank	212,714
205,000	e	Citic Pacific Ltd	248,573
195,000	e	CITIC Securities Co Ltd	443,157
2,798,000		CNOOC Ltd	5,240,848
160,000	e	Cofco International Ltd	81,734
402,000	*,e	COSCO Holdings	170,329
258,701		COSCO Pacific Ltd	343,685
662,008		Country Garden Holdings Co Ltd	375,066
133,000	e	Dah Chong Hong Holdings Ltd	122,766
608,000		Datang International Power Generation Co Ltd	268,083
56,400	e	Dongfang Electric Co Ltd	79,396
430,000		Dongfeng Motor Group Co Ltd	642,414
929,000	e	Evergrande Real Estate Group	380,115
226,000		Far East Horizon Ltd	153,855
307,000		Fosun International	218,822
512,000	e	Franshion Properties China Ltd	174,925
508,000	e	Fushan International Energy Group Ltd	198,785
730,000	e	Geely Automobile Holdings Ltd	367,982
99,000	e	Golden Eagle Retail Group Ltd	174,463
163,500	e	Great Wall Motor Co Ltd	710,404
94,500	*	Greentown China Holdings Ltd	183,770
430,000	e	Guangdong Investments Ltd	416,315
356,000	e	Guangzhou Automobile Group Co Ltd	294,349
870,000		Guangzhou Investment Co Ltd	257,913
138,000	e	Guangzhou R&F Properties Co Ltd	250,419
231,200	*	Haitong Securities Co Ltd	337,377
115,500		Hengan International Group Co Ltd	1,195,638
548,000		Huaneng Power International, Inc	634,948
9,654,000		Industrial & Commercial Bank of China	6,805,150
147,000		Intime Department Store Group Co Ltd	174,676
220,000	e	Jiangsu Express	241,058
254,000		Jiangxi Copper Co Ltd	495,788
932,000	e	Lenovo Group Ltd	852,575
197,000		Longfor Properties Co Ltd	329,591
90,800		New China Life insurance Co Ltd	338,393
227,000	e	Nine Dragons Paper Holdings Ltd	197,481

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

213,500	e	Parkson Retail Group Ltd	$115,643
558,000	*,e	People’s Insurance Co Group of China Ltd	292,510
444,000		PICC Property & Casualty Co Ltd	571,320
286,000	e	Ping An Insurance Group Co of China Ltd	2,269,951
285,000	*	Poly Hong Kong Investment Ltd	198,864
138,000	e	Prime Success International Group Ltd	143,888
264,000	e	Shandong Weigao Group Medical Polymer Co Ltd	254,313
536,000	e	Shanghai Electric Group Co Ltd	188,380
105,000		Shanghai Industrial Holdings Ltd	333,619
100,400		Shanghai Pharmaceuticals Holding Co Ltd	207,058
441,112	e	Shui On Land Ltd	146,245
310,000	e	Sihuan Pharmaceutical Holdings	174,184
417,875	e	Sino-Ocean Land Holdings Ltd	275,856
474,000	e	Sinopec Shanghai Petrochemical Co Ltd	163,455
125,600	e	Sinopharm Group Co	374,290
362,000	e	Soho China Ltd	312,801
379,500	e	Sun Art Retail Group Ltd	530,689
148,500	e	Tencent Holdings Ltd	5,122,988
308,000		Tingyi Cayman Islands Holding Corp	852,157
54,000	e	Tsingtao Brewery Co Ltd	362,211
210,000		Uni-President China Holdings Ltd	228,330
897,000		Want Want China Holdings Ltd	1,424,980
85,200	e	Weichai Power Co Ltd	297,618
90,000		Wumart Stores, Inc	157,757
122,000		Xinao Gas Holdings Ltd	706,327
458,000	e	Yanzhou Coal Mining Co Ltd	478,674
158,000		Zhaojin Mining Industry Co Ltd	176,650
290,000		Zhejiang Expressway Co Ltd	228,031
81,500	e	Zhongsheng Group Holdings Ltd	113,407
67,000	e	Zhuzhou CSR Times Electric Co Ltd	185,730
1,056,000	e	Zijin Mining Group Co Ltd	313,238
93,720	e	ZTE Corp	158,180

		TOTAL CHINA	95,481,020

COLOMBIA - 1.1%
25,967		Almacenes Exito S.A.	425,697
11,963		Banco Davivienda S.A.	160,067
25,572		BanColombia S.A.	420,342
43,916		BanColombia S.A. (Preference)	719,467
48,902		Cementos Argos S.A.	218,374
7,971		Corp Financiera Colombiana S.A.	154,172
214	*	Corp Financiera Colombiana S.A.	3,930
863,965		Ecopetrol S.A.	2,078,153
36,227		Grupo Argos S.A.	403,342
19,604		Grupo Argos S.A.(Preference)	216,332
129,820		Grupo Aval Acciones y Valores	91,048
4,257		Grupo de Inversiones Suramericana S.A.	89,614
43,042		Interconexion Electrica S.A.	198,102
88,157		Isagen S.A. ESP	122,690
36,351		Suramericana de Inversiones S.A.	766,821

		TOTAL COLOMBIA	6,068,151

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

CZECH REPUBLIC - 0.2%
23,169		CEZ AS	$672,162
2,109		Komercni Banka AS	403,842
15,998		Telefonica O2 Czech Republic AS	231,145

		TOTAL CZECH REPUBLIC	1,307,149

EGYPT - 0.2%
83,988		Commercial International Bank	370,508
83,118		Egypt Kuwait Holding Co	97,248
43,941	*	Egyptian Financial Group-Hermes Holding	63,051
13,713	*	Orascom Construction Industries	461,625
360,422	*	Orascom Telecom Holding SAE	243,031
100,151	*	Talaat Moustafa Group	57,001
42,749		Telecom Egypt	77,863

		TOTAL EGYPT	1,370,327

HONG KONG - 0.6%
686,000		Belle International Holdings Ltd	1,121,495
482,000	e	Bosideng International Holdings Ltd	126,783
478,000		China Gas Holdings Ltd	471,694
346,000	e	China Resources Cement Holdings Ltd	199,869
1,114,000	e	GCL Poly Energy Holdings Ltd	226,384
1,425,000	*,e	GOME Electrical Appliances Holdings Ltd	143,527
129,000	*	Haier Electronics Group Co Ltd	230,642
313,000	e	Huabao International Holdings Ltd	143,817
86,000		Kingboard Chemical Holdings Ltd	234,210
296,000		Lee & Man Paper Manufacturing Ltd	220,789
203,500		Shimao Property Holdings Ltd	439,188
177,000	e	Yingde Gases	170,687

		TOTAL HONG KONG	3,729,085

HUNGARY - 0.2%
15,374	e	Magyar Telekom	28,435
8,744		MOL Hungarian Oil and Gas plc	621,534
26,387	e	OTP Bank	550,915

		TOTAL HUNGARY	1,200,884

INDIA - 6.4%
24,318		Adani Enterprises Ltd	98,583
5,506		Aditya Birla Nuvo Ltd	107,362
87,506		Ambuja Cements Ltd	303,368
4,748		Asian Paints Ltd	413,150
8,467		Associated Cement Co Ltd	194,046
11,708		Bajaj Holdings and Investment Ltd	409,211
11,784		Bank of Baroda	153,272
14,596		Bank of India	89,036
80,018		Bharat Heavy Electricals	286,901
44,701		Bharat Petroleum Corp Ltd	343,527
81,931		Bharti Airtel Ltd	485,884
128,312		Cairn India Ltd	744,544
11,542		Canara Bank	89,053

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

50,639		Cipla Ltd	$381,525
111,696		Coal India Ltd	662,748
34,372		Dabur India Ltd	94,296
4,209		Divi S Laboratories Ltd	83,973
53,688		DLF Ltd	238,259
14,167		Dr Reddy’s Laboratories Ltd	534,395
54,801		GAIL India Ltd	357,870
9,789		Godrej Consumer Products Ltd	150,028
27,583		HCL Technologies Ltd	369,008
202,562		HDFC Bank Ltd	2,571,986
5,322		Hero Honda Motors Ltd	162,601
141,597		Hindalco Industries Ltd	256,629
126,261		Hindustan Lever Ltd	1,368,189
192,572		Housing Development Finance Corp	3,033,467
62,959		ICICI Bank Ltd	1,367,202
96,291	*	Idea Cellular Ltd	237,122
61,688		Infosys Technologies Ltd	2,555,173
146,754		Infrastructure Development Finance Co Ltd	417,505
323,313		ITC Ltd	1,975,594
133,252		Jaiprakash Associates Ltd	186,596
50,650		Jindal Steel & Power Ltd	286,836
10,210		JSW Steel Ltd	133,444
41,682		Kotak Mahindra Bank Ltd	547,607
30,854		Larsen & Toubro Ltd	867,490
45,007		LIC Housing Finance Ltd	203,700
22,281		Lupin Ltd	290,998
44,239		Mahindra & Mahindra Ltd	760,051
49,484		Mundra Port and Special Economic Zone Ltd	133,303
110,937		NTPC Ltd	324,219
5,109		Piramal Healthcare Ltd	53,240
32,140		Power Finance Corp Ltd	116,457
163,508		Power Grid Corp of India Ltd	340,892
17,131	*	Ranbaxy Laboratories Ltd	143,828
11,625		Reliance Capital Ltd	76,360
56,761		Reliance Communication Ventures Ltd	102,435
12,882		Reliance Energy Ltd	89,915
204,335		Reliance Industries Ltd	2,993,415
70,276	*	Reliance Power Ltd	93,262
42,180		Rural Electrification Corp Ltd	175,931
100,536	*	Satyam Computer Services Ltd	206,285
44,483		Sesa Goa Ltd	131,751
10,263		Shriram Transport Finance Co Ltd	142,097
10,237		Siemens India Ltd	103,836
9,550		State Bank of India Ltd (GDR)	806,975
180,744		Sterlite Industries India Ltd	324,353
42,991		Sun Pharmaceuticals Industries Ltd	759,392
67,372		Tata Consultancy Services Ltd	1,724,404
107,337		Tata Motors Ltd	592,225
140,907		Tata Power Co Ltd	247,859
44,487		Tata Steel Ltd	250,890
28,481		Titan Industries Ltd	143,248
6,613		Ultra Tech Cement Ltd	233,585

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

145,087	*	Unitech Ltd	$72,623
9,145		United Breweries Ltd	124,688
12,606		United Spirits Ltd	517,331
42,850		UTI Bank Ltd	1,189,645
70,308		Wipro Ltd	454,932
68,906		ZEE Telefilms Ltd	299,630

		TOTAL INDIA	36,781,235

INDONESIA - 2.9%
2,610,500		Adaro Energy Tbk	330,848
1,581,500		Bank Rakyat Indonesia	1,531,721
35,500		PT Astra Agro Lestari Tbk	64,710
2,878,000		PT Astra International Tbk	2,177,629
1,737,000		PT Bank Central Asia Tbk	1,922,632
407,266		PT Bank Danamon Indonesia Tbk	270,397
1,331,271		PT Bank Mandiri Persero Tbk	1,440,207
992,193		PT Bank Negara Indonesia	551,798
1,212,500		PT Bumi Resources Tbk	83,818
1,002,500		PT Charoen Pokphand Indonesia Tbk	520,946
316,500		PT Excelcomindo Pratama	166,022
803,500		PT Global MediaCom Tbk	179,984
66,500		PT Gudang Garam Tbk	338,302
99,500		PT Indo Tambangraya Megah	376,481
199,500		PT Indocement Tunggal Prakarsa Tbk	542,848
599,500		PT Indofood Sukses Makmur Tbk	453,761
159,500		PT Indosat Tbk	98,504
249,000		PT Jasa Marga Tbk	171,834
3,093,500		PT Kalbe Farma Tbk	443,105
516,000		PT Media Nusantara Citra Tbk	166,102
1,578,500		PT Perusahaan Gas Negara	1,015,333
409,500		PT Semen Gresik Persero Tbk	776,096
162,000		PT Tambang Batubara Bukit Asam Tbk	254,254
1,450,500		PT Telekomunikasi Indonesia Tbk (Series B)	1,747,538
208,000		PT Unilever Indonesia Tbk	562,003
222,000		PT United Tractors Tbk	406,035

		TOTAL INDONESIA	16,592,908

KOREA, REPUBLIC OF - 13.6%
452		Amorepacific Corp	369,506
23,000		BS Financial Group	303,277
7,822	e	Celltrion, Inc	224,620
13,420		Cheil Communications, Inc	331,773
6,656		Cheil Industries, Inc	574,247
1,126		CJ CheilJedang Corp	333,406
2,029		CJ Corp	266,617
3,876		Daelim Industrial Co	271,473
9,850	*	Daewoo Engineering & Construction Co Ltd	67,708
6,110		Daewoo International Corp	214,603
20,342		Daewoo Securities Co Ltd	202,029
13,340		Daewoo Shipbuilding & Marine Engineering Co Ltd	321,134
2,182		DC Chemical Co Ltd	280,980
17,550		DGB Financial Group Co Ltd	245,699

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

5,537		Dongbu Insurance Co Ltd	$223,703
955		Doosan Corp	106,855
6,007		Doosan Heavy Industries and Construction Co Ltd	223,803
12,880	*	Doosan Infracore Co Ltd	152,978
2,920		E-Mart Co Ltd	570,417
1,697		GLOVIS Co Ltd	285,663
4,410		GS Engineering & Construction Corp	121,399
9,483		GS Holdings Corp	469,954
39,478		Hana Financial Group, Inc	1,264,319
10,047		Hankook Tire Co Ltd	437,744
10,350		Hanwha Chemical Corp	153,994
5,501		Hanwha Corp	155,933
2,471		Honam Petrochemical Corp	365,724
74,950	*	Hynix Semiconductor, Inc	2,041,364
2,986		Hyosung Corp	150,484
2,181		Hyundai Department Store Co Ltd	317,203
6,580		Hyundai Development Co	135,324
9,051		Hyundai Engineering & Construction Co Ltd	475,934
5,923		Hyundai Heavy Industries	1,083,663
4,158		Hyundai Hysco	116,547
8,390		Hyundai Marine & Fire Insurance Co Ltd	236,371
4,640	e	Hyundai Merchant Marine Co Ltd	43,227
1,364		Hyundai Mipo Dockyard	134,085
9,753		Hyundai Mobis	2,217,530
22,068		Hyundai Motor Co	4,007,175
5,241		Hyundai Motor Co Ltd (2nd Preference)	395,617
3,132		Hyundai Motor Co Ltd (Preference)	223,075
12,770		Hyundai Securities Co	88,900
7,634		Hyundai Steel Co	530,380
2,177		Hyundai Wia Corp	281,325
21,610		Industrial Bank of Korea	247,675
14,440		Kangwon Land, Inc	408,676
55,736		KB Financial Group, Inc	1,822,699
516		KCC Corp	153,406
37,560		Kia Motors Corp	1,873,534
4,870		Korea Aerospace Industries Ltd	123,956
37,650	*	Korea Electric Power Corp	1,085,533
3,238		Korea Gas Corp	207,910
4,830		Korea Investment Holdings Co Ltd	203,566
1,766		Korea Kumho Petrochemical	153,318
20,670		Korea Life Insurance Co Ltd	125,852
1,173		Korea Zinc Co Ltd	338,540
4,540	*	Korean Air Lines Co Ltd	145,692
4,720		KT Corp	154,433
16,141		KT&G Corp	1,162,246
6,674		LG Chem Ltd	1,579,448
950		LG Chem Ltd (Preference)	83,070
13,473		LG Corp	803,694
15,213		LG Electronics, Inc	1,219,366
1,361		LG Household & Health Care Ltd	765,319
1,228	*	LG Innotek Co Ltd	99,257
29,770		LG Telecom Ltd	281,335

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

33,210	*	LG.Philips LCD Co Ltd	$908,741
88		Lotte Confectionery Co Ltd	153,487
1,530		Lotte Shopping Co Ltd	571,374
2,259		LS Cable Ltd	166,356
1,838		LS Industrial Systems Co Ltd	103,918
1,582		Mando Corp	120,895
2,249		Mirae Asset Securities Co Ltd	94,143
1,967		NCsoft	296,903
5,833		NHN Corp	1,573,082
531		Orion Corp	561,679
360		Pacific Corp	136,690
9,477		POSCO	2,723,946
1,734		S1 Corp (Korea)	97,981
5,568		Samsung Card Co	213,777
17,812		Samsung Corp	956,114
8,257		Samsung Electro-Mechanics Co Ltd	739,889
15,824		Samsung Electronics Co Ltd	21,884,896
2,957		Samsung Electronics Co Ltd (Preference)	2,343,203
4,064		Samsung Engineering Co Ltd	327,196
5,144		Samsung Fire & Marine Insurance Co Ltd	1,058,597
22,860		Samsung Heavy Industries Co Ltd	729,335
8,382		Samsung Life Insurance Co Ltd	826,204
4,756		Samsung SDI Co Ltd	554,494
8,501		Samsung Securities Co Ltd	391,591
5,167		Samsung Techwin Co Ltd	321,380
61,426		Shinhan Financial Group Co Ltd	2,127,618
833		Shinsegae Co Ltd	179,104
3,171		SK C&C Co Ltd	266,273
3,590		SK Corp	518,145
9,510		SK Energy Co Ltd	1,300,345
14,850		SK Networks Co Ltd	98,503
948		SK Telecom Co Ltd	166,871
4,000		SK Telecom Co Ltd (ADR)	77,960
7,895		S-Oil Corp	636,472
7,500		Woongjin Coway Co Ltd	380,005
49,580		Woori Finance Holdings Co Ltd	536,856
15,721		Woori Investment & Securities Co Ltd	161,847
1,055		Yuhan Corp	201,171

		TOTAL KOREA, REPUBLIC OF	78,563,328

MALAYSIA - 3.4%
156,000		AirAsia BHD	150,357
111,000		Alliance Financial Group BHD	162,715
237,900		AMMB Holdings BHD	523,888
19,500		Asiatic Development BHD	54,893
85,151		Berjaya Sports Toto BHD	117,550
14,700		British American Tobacco Malaysia BHD	306,140
219,400		Bumi Armada BHD	287,726
708,600		Bumiputra-Commerce Holdings BHD	1,803,919
441,300		Digi.Com BHD	673,294
156,300		Felda Global Ventures Holdings BHD	237,340
218,300		Gamuda BHD	292,234

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

290,600		Genting BHD	$1,003,624
75,120		Hong Leong Bank BHD	357,154
17,800		Hong Leong Credit BHD	90,682
303,800	*	IHH Healthcare BHD	374,767
131,700		IJM Corp BHD	236,164
426,000		IOI Corp BHD	704,283
59,400		Kuala Lumpur Kepong BHD	420,925
41,100		Lafarge Malayan Cement BHD	134,006
640,868		Malayan Banking BHD	2,027,425
40,128		Malaysia Airports Holdings BHD	79,399
25,500		Malaysia Marine and Heavy Engineering Sdn BHD	31,908
336,000		Maxis BHD	746,615
113,600	*	MISC BHD	162,792
28,000		MMC Corp BHD	23,452
56,931		Parkson Holdings BHD	78,964
386,100		Petronas Chemicals Group BHD	828,883
83,400		Petronas Dagangan BHD	647,464
85,100		Petronas Gas BHD	551,665
53,800		PPB Group BHD	226,340
147,200		Public Bank BHD (Foreign)	794,420
407,700		Resorts World BHD	504,317
80,066		RHB Capital BHD	223,318
418,600	*	Sapurakencana Petroleum BHD	437,731
417,500		Sime Darby BHD	1,295,920
171,200		Telekom Malaysia BHD	310,608
428,850		Tenaga Nasional BHD	1,106,535
377,200		TM International BHD	839,792
119,400	*	UEM Land Holdings BHD	98,543
65,500		UMW Holdings BHD	307,855
632,500		YTL Corp BHD	340,863
273,666		YTL Power International BHD	135,855

		TOTAL MALAYSIA	19,732,325

MEXICO - 5.1%
407,650		Alfa S.A. de C.V. (Class A)	946,751
59,700	e	Alpek SAB de C.V.	142,486
5,569,970	e	America Movil S.A. de C.V. (Series L)	5,995,529
1,568,301	*,e	Cemex S.A. de C.V.	1,768,202
65,060		Coca-Cola Femsa S.A. de C.V.	1,050,890
134,886	e	Compartamos SAB de C.V.	224,619
60,000	e	Controladora Comercial Mexicana S.A. de C.V.	231,653
30,500		El Puerto de Liverpool SAB de C.V.	385,699
41,825	e	Embotelladoras Arca SAB de C.V.	344,939
282,837		Fomento Economico Mexicano S.A. de C.V.	3,216,603
42,028		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	240,594
28,400	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	352,453
226,120	e	Grupo Bimbo S.A. de C.V. (Series A)	735,775
67,098	e	Grupo Carso S.A. de C.V. (Series A1)	383,005
265,087		Grupo Financiero Banorte S.A. de C.V.	1,998,910
265,332		Grupo Financiero Inbursa S.A.	777,490
216,900	e	Grupo Financiero Santander Mexico SAB de C.V.	701,487
546,956		Grupo Mexico S.A. de C.V. (Series B)	1,957,678

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

96,952	e	Grupo Modelo S.A. (Series C)	$882,144
370,426	e	Grupo Televisa S.A.	1,880,761
23,000	*,e	Industrias CH SAB de C.V.	185,348
18,887		Industrias Penoles S.A. de C.V.	788,577
225,842		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	783,415
153,096	e	Mexichem SAB de C.V.	780,339
83,040	*,e	Minera Frisco SAB de C.V.	354,939
769,689		Wal-Mart de Mexico S.A. de C.V. (Series V)	2,449,354

		TOTAL MEXICO	29,559,640

MOROCCO - 0.1%
5,982		Attijariwafa Bank	236,872
11,822		Douja Promotion Groupe Addoha S.A.	76,911
10,002		Maroc Telecom	132,116

		TOTAL MOROCCO	445,899

PERU - 0.4%
26,322		Cia de Minas Buenaventura S.A. (ADR) (Series B)	526,966
9,872		Credicorp Ltd (NY)	1,486,625

		TOTAL PERU	2,013,591

PHILIPPINES - 1.0%
263,620		Aboitiz Equity Ventures, Inc	365,231
260,100		Aboitiz Power Corp	235,708
297,900		Alliance Global Group, Inc	171,759
27,738		Ayala Corp	432,388
712,500		Ayala Land, Inc	562,692
214,526		Banco de Oro Universal Bank	478,316
89,714		Bank of the Philippine Islands	224,050
102,420		DMCI Holdings, Inc	141,960
4,205		Globe Telecom, Inc	146,131
95,080		International Container Term Services, Inc	212,602
50,570		Jollibee Foods Corp	157,970
43,001		Metropolitan Bank & Trust	130,154
6,110		Philippine Long Distance Telephone Co	451,581
1,063,900		PNOC Energy Development Corp	168,439
61,810		San Miguel Corp	181,656
32,019		SM Investments Corp	891,404
891,275		SM Prime Holdings	433,705
129,620		Universal Robina	374,131

		TOTAL PHILIPPINES	5,759,877

POLAND - 1.5%
8,499		Asseco Poland S.A.	115,354
2,446		Bank Handlowy w Warszawie S.A.	72,856
34,133	*	Bank Millennium S.A.	52,163
18,602		Bank Pekao S.A.	892,431
4,000		Bank Zachodni WBK S.A.	332,927
1,478	*	BRE Bank S.A.	161,851
17,864	*	Cyfrowy Polsat S.A.	94,525
6,209		Enea S.A.	25,545
8,290		Eurocash S.A.	149,280

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,504	*	Grupa Lotos S.A.	$198,800
3,697		Jastrzebska Spolka Weglowa S.A.	98,404
20,355		KGHM Polska Miedz S.A.	957,719
373,530	*	Polish Oil & Gas Co	631,542
103,064		Polska Grupa Energetyczna S.A.	535,621
53,337	*	Polski Koncern Naftowy Orlen S.A.	828,172
126,488		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,317,120
7,993		Powszechny Zaklad Ubezpieczen S.A.	1,102,477
60,861		Synthos S.A.	90,781
126,545		Tauron Polska Energia S.A.	168,859
98,289		Telekomunikacja Polska S.A.	219,271
4,356		Zaklady Azotowe w Tarnowie-Moscicach S.A.	83,912

		TOTAL POLAND	8,129,610

RUSSIA - 5.4%
13,201		AFK Sistema (GDR)	252,447
85,762	*	Federal Grid Co Unified Energy System JSC (GDR)	162,948
185,000	d	Gazprom (ADR)	1,470,750
616,635		Gazprom OAO (ADR)	4,910,858
4,025		Gazpromneft OAO (ADR)	82,234
14,992		Gold Wheaton Gold Corp (GDR)	65,426
10,936	*	IDGC Holding JSC (GDR)	88,582
80,459		LUKOIL (ADR)	5,115,899
36,075		Magnit OAO (GDR)	1,843,444
9,934	e	Mechel Steel Group OAO (ADR)	40,531
11,500	*	MegaFon OAO (ADR)	354,890
65,410		MMC Norilsk Nickel (ADR)	1,009,648
70,319		Mobile TeleSystems (ADR)	1,455,603
14,979		NovaTek OAO (GDR)	1,520,557
4,686		Novolipetsk Steel (GDR)	78,720
206,751		Rosneft Oil Co (GDR)	1,418,008
24,918		Rostelecom (ADR)	557,760
154,380		RusHydro (ADR)	266,629
400,110		Sberbank of Russian Federation (ADR)	5,164,108
16,242		Severstal (GDR)	139,071
198,836		Surgutneftegaz (ADR)	1,696,388
39,215		Tatneft (GDR)	1,487,861
6,861		TMK OAO (GDR)	87,229
35,699		Uralkali (GDR)	1,294,629
157,061		VTB Bank OJSC (GDR)	496,534

		TOTAL RUSSIA	31,060,754

SOUTH AFRICA - 6.6%
43,063		ABSA Group Ltd	709,472
107,417	e	African Bank Investments Ltd	341,381
13,493		African Rainbow Minerals Ltd	266,229
8,834	e	Anglo Platinum Ltd	336,686
55,087		AngloGold Ashanti Ltd	1,062,833
40,524		Aspen Pharmacare Holdings Ltd	881,267
4,489	e	Assore Ltd	146,073
49,337	e	Aveng Ltd	162,193
29,883		Barloworld Ltd	313,033

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

42,298		Bidvest Group Ltd	$1,100,935
35,618		Discovery Holdings Ltd	324,800
450,460		FirstRand Ltd	1,567,196
27,520		Foschini Ltd	353,147
105,098		Gold Fields Ltd	787,977
218,621		Growthpoint Properties Ltd	718,640
52,585		Harmony Gold Mining Co Ltd	265,841
76,505	e	Impala Platinum Holdings Ltd	1,048,458
26,120		Imperial Holdings Ltd	579,050
33,713		Investec Ltd	242,250
11,449	e	Kumba Iron Ore Ltd	606,912
26,027	e	Kumba Resources Ltd	409,918
11,458		Liberty Holdings Ltd	152,730
128,760		Life Healthcare Group Holdings Pte Ltd	543,967
13,811		Massmart Holdings Ltd	286,270
138,569		Metropolitan Holdings Ltd	353,915
8,508	*,e	Mittal Steel South Africa Ltd	21,864
33,272		Mr Price Group Ltd	478,717
243,999		MTN Group Ltd	4,403,202
56,585		Naspers Ltd (N Shares)	3,791,908
27,805	e	Nedbank Group Ltd	591,226
105,073		Network Healthcare Holdings Ltd	238,869
32,059		Northam Platinum Ltd	119,180
30,094	e	Pick’n Pay Stores Ltd	142,530
62,948	e	PPC Ltd	230,158
328,525		Redefine Income Fund Ltd	395,394
60,924		Remgro Ltd	1,228,990
21,494		Reunert Ltd	186,808
96,666		RMB Holdings Ltd	429,537
85,078		RMI Holdings	222,768
253,615		Sanlam Ltd	1,301,252
69,536	*	Sappi Ltd	209,224
88,108		Sasol Ltd	3,816,531
62,321		Shoprite Holdings Ltd	1,183,458
24,632		Spar Group Ltd	325,271
175,840		Standard Bank Group Ltd	2,198,788
169,824	*,e	Steinhoff International Holdings Ltd	453,591
23,321	e	Tiger Brands Ltd	726,372
59,777		Truworths International Ltd	594,140
50,639	e	Vodacom Group Pty Ltd	593,718
105,457		Woolworths Holdings Ltd	822,945

		TOTAL SOUTH AFRICA	38,267,614

TAIWAN - 10.5%
356,000	*	Acer, Inc	287,727
855,372		Advanced Semiconductor Engineering, Inc	746,061
34,900		Advantech Co Ltd	166,810
9,000		Airtac International Group	47,791
320,849		Asia Cement Corp	407,390
100,500		Asustek Computer, Inc	1,170,559
1,063,000		AU Optronics Corp	501,029
128,840		Capital Securities Corp	45,670

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

81,000		Catcher Technology Co Ltd	$411,197
1,006,664		Cathay Financial Holding Co Ltd	1,356,401
100,000		Chailease Holding Co Ltd	301,272
571,098		Chang Hwa Commercial Bank	326,630
258,296		Cheng Shin Rubber Industry Co Ltd	876,073
44,410		Cheng Uei Precision Industry Co Ltd	88,604
63,380		Chicony Electronics Co Ltd	186,463
319,333	*	China Airlines	121,833
1,784,754		China Development Financial Holding Corp	494,449
275,675		China Life Insurance Co Ltd (Taiwan)	280,391
23,000		China Motor Corp	22,425
221,605		China Petrochemical Development Corp	120,034
1,771,919		China Steel Corp	1,563,293
1,923,980		Chinatrust Financial Holding Co	1,168,452
566,600		Chunghwa Telecom Co Ltd	1,808,641
51,497		Clevo Co	98,783
568,000		Compal Electronics, Inc	367,931
79,000		CTCI Corp	158,022
259,000		Delta Electronics, Inc	1,242,634
580,920		E.Sun Financial Holding Co Ltd	351,064
103,000		Epistar Corp	181,871
86,000		Eternal Chemical Co Ltd	74,233
206,100	*	Eva Airways Corp	115,009
202,299	*	Evergreen Marine Corp Tawain Ltd	118,384
111,992		Far Eastern Department Stores Co Ltd	99,141
420,895		Far Eastern Textile Co Ltd	453,595
234,000		Far EasTone Telecommunications Co Ltd	570,095
19,000		Farglory Land Development Co Ltd	36,308
51,000		Feng Hsin Iron & Steel Co	91,567
928,860		First Financial Holding Co Ltd	572,162
453,000		Formosa Chemicals & Fibre Corp	1,061,998
4,310		Formosa International Hotels Corp	47,098
249,000		Formosa Petrochemical Corp	678,132
578,000		Formosa Plastics Corp	1,404,141
60,000		Formosa Taffeta Co Ltd	57,097
99,722		Foxconn Technology Co Ltd	262,831
850,812		Fubon Financial Holding Co Ltd	1,217,285
1,128,800		Fuhwa Financial Holdings Co Ltd	574,705
35,000		Giant Manufacturing Co Ltd	210,130
4,000		Hermes Microvision, Inc	121,541
101,500		High Tech Computer Corp	1,037,497
19,200		Highwealth Construction Corp	42,884
22,752		Hiwin Technologies Corp	160,636
1,443,930		Hon Hai Precision Industry Co, Ltd	3,732,236
32,000		Hotai Motor Co Ltd	286,047
702,119		Hua Nan Financial Holdings Co Ltd	408,585
933,694		InnoLux Display Corp	584,635
274,060		Inventec Co Ltd	109,610
36,000		Kinsus Interconnect Technology Corp	125,731
14,000		Largan Precision Co Ltd	383,163
54,042		LEE Chang Yung Chem IND Corp	64,124
301,152		Lite-On Technology Corp	542,313

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

429,127		Macronix International	$117,232
166,352		MediaTek, Inc	2,030,085
1,176,642		Mega Financial Holding Co Ltd	908,318
27,000		Merida Industry Co Ltd	164,878
29,513		MStar Semiconductor, Inc	252,284
43,553		Nan Kang Rubber Tire Co Ltd	51,478
675,000		Nan Ya Plastics Corp	1,346,816
68,000		Novatek Microelectronics Corp Ltd	332,458
86,000		Oriental Union Chemical Corp	94,919
222,000		Pegatron Technology Corp	363,957
17,000		Phison Electronics Corp	134,272
298,000		Pou Chen Corp	351,757
94,000		Powertech Technology, Inc	168,418
86,000		President Chain Store Corp	530,818
92,000		Prime View International Co Ltd	68,463
349,000		Quanta Computer, Inc	722,404
57,810		Radiant Opto-Electronics Corp	235,316
59,411		Realtek Semiconductor Corp	171,472
16,000		Richtek Technology Corp	88,246
70,476		Ruentex Development Co Ltd	138,180
56,461		Ruentex Industries Ltd	135,268
28,000		Scinopharm Taiwan Ltd	65,160
806,934	*	Shin Kong Financial Holding Co Ltd	255,375
402,000		Siliconware Precision Industries Co	482,208
35,490		Simplo Technology Co Ltd	151,079
898,040		SinoPac Financial Holdings Co Ltd	450,034
37,600		Standard Foods Corp	128,826
180,000		Synnex Technology International Corp	304,797
975,590		Taishin Financial Holdings Co Ltd	423,895
328,363	*	Taiwan Business Bank	101,090
447,914		Taiwan Cement Corp	595,404
718,165		Taiwan Cooperative Financial Holding	412,928
109,000		Taiwan Fertilizer Co Ltd	261,052
104,129		Taiwan Glass Industrial Corp	106,074
249,200		Taiwan Mobile Co Ltd	908,149
3,535,000		Taiwan Semiconductor Manufacturing Co Ltd	13,119,909
275,000		Teco Electric and Machinery Co Ltd	258,810
32,626		TPK Holding Co Ltd	663,774
18,000		Transcend Information, Inc	62,247
48,760		Tripod Technology Corp	110,917
77,540		TSRC Corp	153,286
117,000		Tung Ho Steel Enterprise Corp	114,214
40,000		U-Ming Marine Transport Corp	62,389
154,000		Unimicron Technology Corp	162,547
605,754		Uni-President Enterprises Corp	1,193,637
1,700,000		United Microelectronics Corp	651,454
366,000	*	Walsin Lihwa Corp	113,653
88,000	*	Wan Hai Lines Ltd	49,263
171,795	*	Wintek Corp	88,277
282,044		Wistron Corp	286,646
182,500		WPG Holdings Co Ltd	219,909
148,700	*	Yang Ming Marine Transport	66,861

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

104,000		Yulon Motor Co Ltd	$178,551
21,550		Zhen Ding Technology Holding Ltd	52,699

		TOTAL TAIWAN	60,804,566

THAILAND - 2.7%
160,400		Advanced Info Service PCL	1,478,307
119,200		Airports of Thailand PCL	587,011
171,200		Bangkok Bank PCL (Foreign)	1,326,850
83,900		Bangkok Dusit Medical Service PCL	483,280
242,200		Bank of Ayudhya PCL (Foreign)	270,903
16,000		Banpu PCL	185,349
103,900		BEC World PCL (Foreign)	237,407
295,100		Central Pattana PCL (Foreign)	1,004,950
359,300		Charoen Pokphand Foods PCL	388,973
601,600		CP Seven Eleven PCL	871,141
40,900		Glow Energy PCL	107,302
133,978		Indorama Ventures PCL (Foreign)	107,573
1,944,800		IRPC PCL	272,179
241,100		Kasikornbank PCL (Foreign)	1,777,140
416,550		Krung Thai Bank PCL	352,612
217,084		PTT Exploration & Production PCL	1,141,938
201,041		PTT Global Chemical PCL	501,960
133,200		PTT PCL	1,482,968
7,700		Siam Cement PCL	125,556
43,600		Siam Cement PCL (Foreign)	735,493
218,200		Siam Commercial Bank PCL	1,385,221
9,000		Siam Makro PCL	231,722
176,300		Thai Oil PCL	397,429

		TOTAL THAILAND	15,453,264

TURKEY - 2.0%
260,368		Akbank TAS	1,370,959
27,585		Anadolu Efes Biracilik Ve Malt Sanayii AS	458,525
27,254		Arcelik AS	212,330
52,381	*	Asya Katilim Bankasi AS	63,515
14,647		BIM Birlesik Magazalar AS	752,464
7,352		Coca-Cola Icecek AS	205,048
61,054		Emlak Konut Gayrimenkul Yatiri	104,716
43,925		Enka Insaat ve Sanayi AS	135,949
140,613		Eregli Demir ve Celik Fabrikalari TAS	161,284
6,923		Ford Otomotiv Sanayi AS	96,267
111,304		Haci Omer Sabanci Holding AS	693,765
87,495		KOC Holding AS	530,541
4,934		Koza Altin Isletmeleri AS	98,966
15,832		TAV Havalimanlari Holding AS	111,823
12,526		Tofas Turk Otomobil Fabrik	87,468
25,118		Tupras Turkiye Petrol Rafine	701,976
63,931	*	Turk Hava Yollari	266,369
53,453		Turk Sise ve Cam Fabrikalari AS	90,796
71,496		Turk Telekomunikasyon AS	339,157
110,922	*	Turkcell Iletisim Hizmet AS	690,662
339,369		Turkiye Garanti Bankasi AS	1,877,700

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

90,648		Turkiye Halk Bankasi AS	$989,808
234,640		Turkiye Is Bankasi (Series C)	907,585
102,245		Turkiye Vakiflar Bankasi Tao	365,868
117,347		Yapi ve Kredi Bankasi	364,686

		TOTAL TURKEY	11,678,227

UKRAINE - 0.0%
6,194	*	Kernel Holding S.A.	112,491

		TOTAL UKRAINE	112,491

UNITED STATES - 2.7%
152,000		iShares MSCI Emerging Markets	6,580,080
12,200		iShares MSCI South Korea Index Fund	712,724
23,596		Southern Copper Corp (NY)	786,455
172,682		Vanguard Emerging Markets ETF	7,556,564

		TOTAL UNITED STATES	15,635,823

		TOTAL COMMON STOCKS	554,946,235

		(Cost $533,869,712)

PREFERRED STOCKS - 0.8%

BRAZIL - 0.8%
109,007		Ambev Cia De Bebidas Das	4,511,198

		TOTAL BRAZIL	4,511,198

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	748

		TOTAL PHILIPPINES	748

		TOTAL PREFERRED STOCKS	4,511,946

		(Cost $3,869,973)

RIGHTS / WARRANTS - 0.0%
CHINA - 0.0%
147,037	e	Shui On Land Ltd	15,538

		TOTAL CHINA	15,538

		TOTAL RIGHTS / WARRANTS	15,538

		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 7.5%
TREASURY DEBT - 1.7%
$10,000,000	d	United States Treasury Bill	0.030%	05/09/13	9,999,934

		TOTAL TREASURY DEBT			9,999,934

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.8%
33,300,917	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$33,300,917

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	33,300,917

		TOTAL SHORT-TERM INVESTMENTS	43,300,851

		(Cost $43,300,851)

		TOTAL INVESTMENTS - 104.5%	602,774,570
		(Cost $581,040,536)
		OTHER ASSETS & LIABILITIES, NET - (4.5)%	(25,152,370)

		NET ASSETS - 100.0%	$577,622,200

		Abbreviation(s):
		ADR American Depositary Receipt
		ETF Exchange Traded Fund
		GDR Global Depositary Receipt

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,553,121.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2013

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$166,875,856	28.8%
INFORMATION TECHNOLOGY	77,762,427	13.5
ENERGY	64,008,397	11.1
MATERIALS	55,823,204	9.7
CONSUMER STAPLES	50,778,192	8.8
CONSUMER DISCRETIONARY	41,665,119	7.2
TELECOMMUNICATION SERVICES	41,433,681	7.2
INDUSTRIALS	33,907,625	5.9
UTILITIES	19,934,676	3.5
HEALTH CARE	7,284,542	1.3
SHORT - TERM INVESTMENTS	43,300,851	7.5
OTHER ASSETS & LIABILITIES, NET	(25,152,370)	(4.5)

NET ASSETS	$577,622,200	100.0%

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.0%

AUSTRALIA - 8.6%
205,116		AGL Energy Ltd	$3,377,512
122,558	e	ALS Ltd	1,245,802
991,409	*,e	Alumina Ltd	991,404
451,991		Amcor Ltd	4,641,885
1,138,959		AMP Ltd	6,383,437
318,683		APA Group	2,152,138
350,231		Asciano Group	1,962,078
1,031,582		Australia & New Zealand Banking Group Ltd	34,090,918
72,517		Australian Stock Exchange Ltd	2,827,417
143,569	e	Bendigo Bank Ltd	1,647,740
1,225,797		BHP Billiton Ltd	41,210,024
308,791	e	Boral Ltd	1,602,803
581,649		Brambles Ltd	5,266,120
47,580		Caltex Australia Ltd	1,062,847
720,360		CFS Gandel Retail Trust	1,641,492
215,493		Coca-Cola Amatil Ltd	3,385,304
22,543		Cochlear Ltd	1,543,666
614,258		Commonwealth Bank of Australia	46,819,275
159,945		Computershare Ltd	1,647,674
146,844		Crown Ltd	1,964,910
192,419		CSL Ltd	12,575,137
1,655,317		DB RREEF Trust	1,980,167
272,396		Echo Entertainment Group Ltd	1,022,300
590,327		Federation Centres	1,591,180
20,183	e	Flight Centre Ltd	799,078
535,194	e	Fortescue Metals Group Ltd	1,955,010
590,591		GPT Group (ASE)	2,512,697
253,540	e	Harvey Norman Holdings Ltd	789,316
163,522	e	Iluka Resources Ltd	1,519,177
620,927		Incitec Pivot Ltd	1,863,122
800,774		Insurance Australia Group Ltd	4,834,744
60,384	e	Leighton Holdings Ltd	1,254,114
196,118		Lend Lease Corp Ltd	2,192,009
644,717		Macquarie Goodman Group	3,487,425
124,563		Macquarie Group Ltd	5,067,435
337,632	e	Metcash Ltd	1,432,746
1,232,393		Mirvac Group	2,263,092
879,781		National Australia Bank Ltd	31,045,610
291,914		Newcrest Mining Ltd	5,113,867
140,093		Orica Ltd	3,322,068
417,056		Origin Energy Ltd	5,339,309
122,975	e	Oxiana Ltd	551,195
494,080	*	Qantas Airways Ltd	973,724
458,778		QBE Insurance Group Ltd	6,367,357

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

689,108		QR National Ltd	$2,966,348
47,701		Ramsay Health Care Ltd	1,583,972
355,524		Santos Ltd	4,566,728
74,088		Sims Group Ltd	743,220
134,052		Sonic Healthcare Ltd	1,842,343
598,153		SP AusNet	778,413
814,643		Stockland Trust Group	3,273,813
505,318		Suncorp-Metway Ltd	6,805,770
96,434		Sydney Airport	345,997
298,816	e	Tabcorp Holdings Ltd	1,069,640
574,107		Tattersall’s Ltd	1,946,917
1,661,386		Telstra Corp Ltd	8,580,651
246,104		Toll Holdings Ltd	1,455,941
498,708	e	Transurban Group	3,528,015
246,599		Treasury Wine Estates Ltd	1,494,620
384,743		Wesfarmers Ltd	17,308,936
813,295		Westfield Group	9,837,734
1,170,937		Westfield Retail Trust	4,003,782
1,171,119		Westpac Banking Corp	41,082,887
184,218	e	Whitehaven Coal Ltd	372,898
254,733		Woodside Petroleum Ltd	9,938,074
472,238		Woolworths Ltd	17,836,071
77,556		WorleyParsons Ltd	1,833,555

		TOTAL AUSTRALIA	408,512,650

AUSTRIA - 0.3%
30,774		Andritz AG.	2,004,102
83,202	*	Erste Bank der Oesterreichischen Sparkassen AG.	2,607,856
69,565	*,e,m	Immoeast AG.	0
358,178		IMMOFINANZ Immobilien Anlagen AG.	1,464,553
24,160	e	Oest Elektrizitatswirts AG. (Class A)	528,918
57,596		OMV AG.	2,705,549
19,037		Raiffeisen International Bank Holding AG.	672,007
77,167		Telekom Austria AG.	529,335
42,901		Voestalpine AG.	1,345,204
15,511		Wiener Staedtische Allgemeine Versicherung AG.	821,377

		TOTAL AUSTRIA	12,678,901

BELGIUM - 1.1%
87,771	e	Ageas	3,214,458
54,626		Belgacom S.A.	1,257,653
29,298		Colruyt S.A.	1,479,747
38,834	e	Delhaize Group	2,429,974
30,895	e	Groupe Bruxelles Lambert S.A.	2,391,229
305,223	e	InBev NV	29,322,935
89,811		KBC Groep NV	3,515,286
22,608		Solvay S.A.	3,312,345
20,503	e	Telenet Group Holding NV	1,102,642
41,918	e	UCB S.A.	2,473,928
43,670	e	Umicore	2,023,937

		TOTAL BELGIUM	52,524,134

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.1%
1,429,000		BOC Hong Kong Holdings Ltd	$4,924,593
873,000	e	Yangzijiang Shipbuilding	676,008

		TOTAL CHINA	5,600,601

DENMARK - 1.1%
200		AP Moller - Maersk AS (Class A)	1,368,915
494		AP Moller - Maersk AS (Class B)	3,517,772
40,098		Carlsberg AS (Class B)	3,727,844
44,329		Coloplast A.S.	2,411,781
253,854	*	Danske Bank AS	4,807,186
73,983		DSV AS	1,863,526
155,005		Novo Nordisk AS (Class B)	27,284,707
94,049		Novozymes AS	3,255,143
237,515		TDC AS	1,927,440
9,064	e	TrygVesta AS	785,607
10,970	*,e	William Demant Holding	878,367

		TOTAL DENMARK	51,828,288

FINLAND - 0.7%
56,268	e	Elisa Oyj (Series A)	1,067,289
168,666	e	Fortum Oyj	3,135,077
23,040		Kesko Oyj (B Shares)	691,762
58,552	e	Kone Oyj (Class B)	5,175,324
48,500		Metso Oyj	1,998,319
53,073	e	Neste Oil Oyj	828,778
1,443,554	e	Nokia Oyj	4,849,887
44,153	e	Nokian Renkaat Oyj	1,918,004
56,832		OKO Bank (Class A)	967,465
34,954		Orion Oyj (Class B)	1,004,500
162,401		Sampo Oyj (A Shares)	6,498,458
197,627		Stora Enso Oyj (R Shares)	1,378,252
201,687	e	UPM-Kymmene Oyj	2,123,298
63,903	e	Wartsila Oyj (B Shares)	3,142,340

		TOTAL FINLAND	34,778,753

FRANCE - 8.7%
52,989	e	Accor S.A.	1,754,546
10,251		Aeroports de Paris	927,828
119,320		Air Liquide	15,117,387
81,797		Alstom RGPT	3,359,251
23,904		Arkema	2,240,948
19,672		Atos Origin S.A.	1,370,425
683,956	e	AXA S.A.	12,808,189
381,683		BNP Paribas	21,281,841
72,726	e	Bouygues S.A.	2,032,174
20,049		Bureau Veritas S.A.	2,456,633
58,564		Cap Gemini S.A.	2,700,159
227,809	e	Carrefour S.A.	6,765,727
21,312	e	Casino Guichard Perrachon S.A.	2,305,190
21,397	e	Christian Dior S.A.	3,734,628
74,304	e	CNP Assurances	1,053,139

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

150,900		Compagnie de Saint-Gobain	$6,043,383
60,638	*	Compagnie Generale de Geophysique S.A.	1,311,759
76,591		Compagnie Generale d’Optique Essilor International S.A.	8,629,698
379,206	*	Credit Agricole S.A.	3,473,783
23,324		Dassault Systemes S.A.	2,847,331
64,580		Edenred	2,151,389
92,512		Electricite de France	2,071,145
12,367		Eurazeo	656,196
176,552		European Aeronautic Defence and Space Co	9,327,537
51,778		Eutelsat Communications	1,870,889
11,479		Fonciere Des Regions	915,883
700,760		France Telecom S.A.	7,483,682
505,201	e	Gaz de France	10,831,659
7,966		Gecina S.A.	959,913
222,164	e	Groupe Danone	16,944,044
200,779		Groupe Eurotunnel S.A.	1,682,173
8,088		Icade	747,665
8,242		Iliad S.A.	1,884,307
12,187		Imerys S.A.	802,395
28,530		JC Decaux S.A.	784,945
43,060		Klepierre	1,827,259
71,056		Lafarge S.A.	4,599,961
45,337		Lagardere S.C.A.	1,685,085
88,639		Legrand S.A.	4,136,655
93,441		L’Oreal S.A.	16,678,353
96,956	e	LVMH Moet Hennessy Louis Vuitton S.A.	16,800,984
69,106		Michelin (C.G.D.E.) (Class B)	5,843,738
368,094		Natixis	1,613,534
80,219		Pernod-Ricard S.A.	9,936,745
87,924	*,e	Peugeot S.A.	703,867
28,702		PPR	6,322,216
68,546		Publicis Groupe S.A.	4,766,572
9,444		Remy Cointreau S.A.	1,099,375
75,051		Renault S.A.	5,179,631
54,257		Rexel S.A.	1,195,003
86,311		Safran S.A.	4,242,676
454,242	e	Sanofi-Aventis	49,110,614
199,552	e	Schneider Electric S.A.	15,213,174
62,052	e	SCOR	1,883,258
10,320		Societe BIC S.A.	1,100,533
267,049	*	Societe Generale	9,701,083
35,936		Sodexho Alliance S.A.	3,000,937
110,158		Suez Environnement S.A.	1,580,899
37,724	e	Technip S.A.	4,046,288
32,703		Thales S.A.	1,421,004
811,462		Total S.A.	40,846,601
35,415		Unibail-Rodamco	9,258,000
39,863	e	Vallourec	1,913,237
128,780		Veolia Environnement	1,781,336
176,132	e	Vinci S.A.	8,490,766
503,575		Vivendi Universal S.A.	11,406,924
13,452		Wendel	1,457,988

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

12,328	e	Zodiac S.A.	$1,546,657

		TOTAL FRANCE	411,718,794

GERMANY - 7.9%
78,686	e	Adidas-Salomon AG.	8,227,976
174,733	e	Allianz AG.	25,846,596
14,297	e	Axel Springer AG.	603,313
349,730	e	BASF AG.	32,739,124
314,735	e	Bayer AG.	32,904,426
126,541		Bayerische Motoren Werke AG.	11,701,258
19,199		Bayerische Motoren Werke AG. (Preference)	1,336,754
38,681		Beiersdorf AG.	3,503,812
19,897		Brenntag AG.	3,397,636
30,712	e	Celesio AG.	608,127
144,478	*,e	Commerzbank AG.	1,949,989
41,670	*	Continental AG.	4,956,557
345,597		Daimler AG. (Reg)	19,161,642
355,466		Deutsche Bank AG.	16,363,179
73,988		Deutsche Boerse AG.	4,623,958
83,047		Deutsche Lufthansa AG.	1,662,800
344,085		Deutsche Post AG.	8,179,223
1,057,542		Deutsche Telekom AG.	12,525,679
678,441	e	E.ON AG.	12,320,857
12,641	e	Fraport AG. Frankfurt Airport Services Worldwide	756,334
81,424		Fresenius Medical Care AG.	5,609,771
48,250		Fresenius SE	6,053,098
65,896		GEA Group AG.	2,232,937
23,632	e	Hannover Rueckversicherung AG.	1,999,411
53,303		HeidelbergCement AG.	3,847,858
49,218	e	Henkel KGaA	3,857,880
67,899	e	Henkel KGaA (Preference)	6,410,134
10,454	*,e	Hochtief AG.	727,347
9,130		Hugo Boss AG.	1,064,095
402,761		Infineon Technologies AG.	3,185,893
66,336		K&S AG.	2,936,728
36,102		Kabel Deutschland Holding AG.	3,427,148
31,833		Lanxess AG.	2,324,805
71,267		Linde AG.	13,493,942
15,181	*	MAN AG.	1,703,231
24,464	e	Merck KGaA	3,727,008
46,823		Metro AG.	1,462,433
69,302	e	Muenchener Rueckver AG.	13,881,627
58,456	e	Porsche AG.	4,590,264
40,140		ProSiebenSat.1 Media AG.	1,532,053
186,559		RWE AG.	6,723,450
12,998	e	RWE AG. (Preference)	442,568
15,590		Salzgitter AG.	613,641
352,558		SAP AG.	28,106,606
319,929		Siemens AG.	33,428,426
31,916		Suedzucker AG.	1,287,585
156,431	*	ThyssenKrupp AG.	2,835,892
45,741		United Internet AG.	1,255,919

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

11,482	e	Volkswagen AG.	$2,237,131
55,195	e	Volkswagen AG. (Preference)	11,208,921

		TOTAL GERMANY	375,577,042

GREECE - 0.0%
92,778		OPAP S.A.	914,563

		TOTAL GREECE	914,563

HONG KONG - 2.8%
4,624,600		AIA Group Ltd	20,572,333
84,500	e	ASM Pacific Technology	872,540
476,255	e	Bank of East Asia Ltd	1,962,285
437,000	e	Cathay Pacific Airways Ltd	770,262
528,000		Cheung Kong Holdings Ltd	7,968,425
206,000		Cheung Kong Infrastructure Holdings Ltd	1,496,014
675,000		CLP Holdings Ltd	5,953,774
750,000		First Pacific Co	1,038,727
797,000	*,e	Galaxy Entertainment Group Ltd	3,578,061
814,000		Hang Lung Properties Ltd	3,169,460
305,400	e	Hang Seng Bank Ltd	5,115,582
344,505		Henderson Land Development Co Ltd	2,499,919
895,000		HKT Trust and HKT Ltd	940,322
2,030,986		Hong Kong & China Gas Ltd	6,117,583
543,500		Hong Kong Electric Holdings Ltd	5,314,784
422,204	e	Hong Kong Exchanges and Clearing Ltd	7,120,704
239,040		Hopewell Holdings	925,261
794,000		Hutchison Whampoa Ltd	8,638,097
263,792		Hysan Development Co Ltd	1,310,064
290,623		Kerry Properties Ltd	1,318,668
2,192,600	e	Li & Fung Ltd	2,845,684
879,508		Link Real Estate Investment Trust	4,985,750
362,000		MGM China Holdings Ltd	854,532
607,143		MTR Corp	2,506,190
1,367,540		New World Development Ltd	2,390,586
1,559,999		Noble Group Ltd	1,430,974
533,251		NWS Holdings Ltd	953,421
82,300		Orient Overseas International Ltd	489,869
1,606,000		PCCW Ltd	818,317
574,192		Shangri-La Asia Ltd	1,112,439
1,103,367		Sino Land Co	1,818,270
707,000		SJM Holdings Ltd	1,784,907
594,378		Sun Hung Kai Properties Ltd	8,594,758
247,500		Swire Pacific Ltd (Class A)	3,149,483
427,400		Swire Properties Ltd	1,528,096
576,762		Wharf Holdings Ltd	5,151,693
331,000		Wheelock & Co Ltd	1,844,508
70,914	e	Wing Hang Bank Ltd	745,956
272,500		Yue Yuen Industrial Holdings	944,391

		TOTAL HONG KONG	130,632,689

INDIA - 0.0%
46,210	e	Vedanta Resources plc	874,397

		TOTAL INDIA	874,397

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

IRELAND - 0.4%
275,943		CRH plc	$5,942,050
190,623	*	Elan Corp plc	2,206,489
67,097	*,m	Irish Bank Resolution Corp Ltd	0
173,154		James Hardie Industries NV	1,823,838
56,717		Kerry Group plc (Class A)	3,354,484
41,178		Ryanair Holdings plc	320,459
4,828		Ryanair Holdings plc (ADR)	209,246
213,929		Shire Ltd	6,668,584

		TOTAL IRELAND	20,525,150

ISRAEL - 0.5%
402,443	*	Bank Hapoalim Ltd	1,872,066
451,158	*	Bank Leumi Le-Israel	1,603,604
798,394		Bezeq Israeli Telecommunication Corp Ltd	1,159,679
1,655		Delek Group Ltd	436,345
173,911		Israel Chemicals Ltd	2,072,409
842		Israel Corp Ltd	542,202
14,767	*	Mellanox Technologies Ltd	773,602
42,550	*	Mizrahi Tefahot Bank Ltd	435,306
21,529	*	Nice Systems Ltd	763,657
341,083		Teva Pharmaceutical Industries Ltd	13,095,389

		TOTAL ISRAEL	22,754,259

ITALY - 1.9%
456,877		Assicurazioni Generali S.p.A.	8,390,892
119,147		Autostrade S.p.A.	2,130,172
3,822,008	e	Banca Intesa S.p.A.	6,941,213
411,636	e	Banca Intesa S.p.A. RSP	645,997
2,242,505	*,e	Banca Monte dei Paschi di Siena S.p.A.	632,829
329,072		Banche Popolari Unite Scpa	1,376,251
701,999	*	Banco Popolare Scarl	1,014,085
687,682		Enel Green Power S.p.A	1,466,976
2,494,459		Enel S.p.A.	9,647,015
974,148		ENI S.p.A.	23,249,415
23,157		Exor S.p.A.	701,664
322,909		Fiat Industrial S.p.A.	3,646,383
353,230	*	Fiat S.p.A.	2,116,705
169,768	*,e	Finmeccanica S.p.A.	884,336
62,874		Luxottica Group S.p.A.	3,256,510
201,727		Mediobanca S.p.A.	1,283,920
87,954		Pirelli & C S.p.A.	914,812
81,052		Prysmian S.p.A.	1,636,005
102,410		Saipem S.p.A.	2,906,008
610,786		Snam Rete Gas S.p.A.	3,005,752
2,176,662	e	Telecom Italia RSP	1,511,736
3,578,703		Telecom Italia S.p.A.	3,039,751
469,499		Terna Rete Elettrica Nazionale S.p.A.	2,197,553
1,545,981	*	UniCredit S.p.A	8,080,283

		TOTAL ITALY	90,676,263

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

JAPAN - 21.3%
9,100	e	ABC-Mart, Inc	$340,889
18,100	*,e	Acom Co Ltd	741,617
62,800	e	Advantest Corp	940,920
215,100	e	Aeon Co Ltd	3,045,246
21,000	e	Aeon Credit Service Co Ltd	629,601
26,000		Aeon Mall Co Ltd	837,090
53,000		Air Water, Inc	858,190
72,000		Aisin Seiki Co Ltd	2,598,968
244,000		Ajinomoto Co, Inc	3,348,755
15,000		Alfresa Holdings Corp	892,406
418,000	e	All Nippon Airways Co Ltd	910,419
133,000		Amada Co Ltd	1,067,226
390,000		Aozora Bank Ltd	1,221,908
144,700		Asahi Breweries Ltd	3,598,335
385,000		Asahi Glass Co Ltd	3,025,027
474,000		Asahi Kasei Corp	3,186,394
54,100		Asics Corp	976,650
169,100		Astellas Pharma, Inc	9,856,002
114,000		Bank of Kyoto Ltd	1,199,416
465,000		Bank of Yokohama Ltd	2,828,947
24,900		Benesse Corp	1,103,568
245,600		Bridgestone Corp	9,269,775
85,100		Brother Industries Ltd	973,216
6,500		Calbee, Inc	642,635
432,600		Canon, Inc	15,558,240
97,200		Casio Computer Co Ltd	805,332
54,100		Central Japan Railway Co	6,524,640
292,000		Chiba Bank Ltd	2,267,277
66,000	e	Chiyoda Corp	678,544
243,000	e	Chubu Electric Power Co, Inc	3,145,889
85,458		Chugai Pharmaceutical Co Ltd	2,127,674
62,000		Chugoku Bank Ltd	1,081,029
114,600	e	Chugoku Electric Power Co, Inc	1,644,899
98,400		Citizen Watch Co Ltd	582,133
20,400		Coca-Cola West Japan Co Ltd	379,418
268,000		Cosmo Oil Co Ltd	640,064
56,900		Credit Saison Co Ltd	1,664,416
201,000		Dai Nippon Printing Co Ltd	1,968,120
119,000		Daicel Chemical Industries Ltd	960,426
125,000	e	Daido Steel Co Ltd	681,297
75,000		Daihatsu Motor Co Ltd	1,487,756
3,325		Dai-ichi Mutual Life Insurance Co	4,583,404
259,400		Daiichi Sankyo Co Ltd	5,075,606
87,900		Daikin Industries Ltd	3,529,817
57,500		Dainippon Sumitomo Pharma Co Ltd	1,056,121
26,300		Daito Trust Construction Co Ltd	2,550,074
188,000		Daiwa House Industry Co Ltd	4,249,190
657,000		Daiwa Securities Group, Inc	5,829,332
42,700	e	Dena Co Ltd	1,216,356
208,000		Denki Kagaku Kogyo KK	760,955

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

184,000		Denso Corp	$8,250,678
65,000		Dentsu, Inc	2,259,623
19,500		Don Quijote Co Ltd	1,062,555
129,000		East Japan Railway Co	10,889,755
94,300	e	Eisai Co Ltd	4,303,300
45,800		Electric Power Development Co	1,308,049
22,700		FamilyMart Co Ltd	1,037,402
74,000		Fanuc Ltd	11,170,457
20,200		Fast Retailing Co Ltd	7,407,625
212,000		Fuji Electric Holdings Co Ltd	725,376
176,400		Fuji Folms Holdings Corp	3,623,877
224,000		Fuji Heavy Industries Ltd	4,228,106
707,000		Fujitsu Ltd	2,969,455
273,000		Fukuoka Financial Group, Inc	1,396,591
238,000	*,e	Furukawa Electric Co Ltd	602,277
43,200	e	Gree, Inc	553,715
131,000	e	GS Yuasa Corp	555,360
128,000		Gunma Bank Ltd	814,307
139,000		Hachijuni Bank Ltd	946,364
10,620		Hakuhodo DY Holdings, Inc	875,231
28,200		Hamamatsu Photonics KK	1,162,678
440,000		Hankyu Hanshin Holdings, Inc	2,849,108
111,000		Hino Motors Ltd	1,695,510
10,800	e	Hirose Electric Co Ltd	1,552,926
182,000		Hiroshima Bank Ltd	959,430
22,500		Hisamitsu Pharmaceutical Co, Inc	1,322,973
34,600		Hitachi Chemical Co Ltd	542,412
38,800		Hitachi Construction Machinery Co Ltd	922,994
27,900		Hitachi High-Technologies Corp	696,977
1,798,000		Hitachi Ltd	11,490,736
61,000	e	Hitachi Metals Ltd	630,652
78,600		Hokkaido Electric Power Co, Inc	997,333
65,100		Hokuriku Electric Power Co	960,117
620,500		Honda Motor Co Ltd	24,759,478
165,700		Hoya Corp	3,320,021
53,300	e	Ibiden Co Ltd	934,290
7,400	e	Idemitsu Kosan Co Ltd	626,040
818		Inpex Holdings, Inc	3,958,552
128,280		Isetan Mitsukoshi Holdings Ltd	2,044,510
531,000	e	Ishikawajima-Harima Heavy Industries Co Ltd	1,980,066
454,000		Isuzu Motors Ltd	3,025,607
590,500		Itochu Corp	7,321,870
9,300		Itochu Techno-Science Corp	442,563
88,000		Iyo Bank Ltd	921,678
184,400		J Front Retailing Co Ltd	1,549,193
25,400	*	Japan Airlines Co Ltd	1,289,836
9,700		Japan Petroleum Exploration Co	385,165
334		Japan Prime Realty Investment Corp	1,227,363
244		Japan Real Estate Investment Corp	3,277,749
745		Japan Retail Fund Investment Corp	1,766,005
132,000		Japan Steel Works Ltd	670,614
420,200		Japan Tobacco, Inc	15,884,071

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

188,700		JFE Holdings, Inc	$4,097,038
75,000		JGC Corp	2,222,351
235,000		Joyo Bank Ltd	1,444,543
64,400		JSR Corp	1,482,490
92,800		JTEKT Corp	946,222
833,600		JX Holdings, Inc	4,526,328
344,000		Kajima Corp	1,098,428
97,000		Kamigumi Co Ltd	909,544
93,000		Kaneka Corp	560,246
284,200		Kansai Electric Power Co, Inc	3,472,166
79,000	e	Kansai Paint Co Ltd	1,013,717
200,600		Kao Corp	6,936,353
550,000		Kawasaki Heavy Industries Ltd	1,753,910
204,800		KDDI Corp	9,848,283
184,000	e	Keihin Electric Express Railway Co Ltd	2,036,202
209,000		Keio Corp	1,797,780
118,000		Keisei Electric Railway Co Ltd	1,247,590
17,300		Keyence Corp	5,490,084
61,000	e	Kikkoman Corp	1,157,837
44,000		Kinden Corp	321,006
622,000	e	Kintetsu Corp	3,146,203
336,000		Kirin Brewery Co Ltd	5,879,654
946,000	*	Kobe Steel Ltd	1,235,549
34,000		Koito Manufacturing Co Ltd	657,754
353,500		Komatsu Ltd	9,685,182
36,300		Konami Corp	828,059
171,000		Konica Minolta Holdings, Inc	1,208,092
408,000		Kubota Corp	5,860,395
124,200		Kuraray Co Ltd	1,886,200
40,000		Kurita Water Industries Ltd	821,156
58,400		Kyocera Corp	5,940,596
98,000		Kyowa Hakko Kogyo Co Ltd	1,202,898
166,500		Kyushu Electric Power Co, Inc	2,299,929
23,000		Lawson, Inc	1,810,886
101,400		LIXIL Group Corp	2,279,608
11,900		Mabuchi Motor Co Ltd	646,143
44,400		Makita Corp	2,708,311
633,000		Marubeni Corp	4,543,829
76,400		Marui Co Ltd	886,826
22,600		Maruichi Steel Tube Ltd	571,497
844,600		Matsushita Electric Industrial Co Ltd	6,086,927
1,052,000	*	Mazda Motor Corp	3,604,614
29,600	e	McDonald’s Holdings Co Japan Ltd	863,238
53,100		Mediceo Paltac Holdings Co Ltd	833,143
24,100		MEIJI Holdings Co Ltd	1,087,970
262,200		Millea Holdings, Inc	8,332,627
20,100		Miraca Holdings, Inc	1,002,323
515,000		Mitsubishi Chemical Holdings Corp	2,511,717
545,000		Mitsubishi Corp	9,811,230
729,000		Mitsubishi Electric Corp	6,949,840
484,000		Mitsubishi Estate Co Ltd	15,764,416
140,000		Mitsubishi Gas Chemical Co, Inc	1,070,362

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,157,000		Mitsubishi Heavy Industries Ltd	$7,978,730
43,000		Mitsubishi Logistics Corp	768,709
434,000		Mitsubishi Materials Corp	1,244,889
1,470,000	*,e	Mitsubishi Motors Corp	1,736,478
4,862,680		Mitsubishi UFJ Financial Group, Inc	32,992,503
228,340		Mitsubishi UFJ Lease & Finance Co Ltd	1,289,801
675,000		Mitsui & Co Ltd	9,299,244
316,000	e	Mitsui Chemicals, Inc	731,298
325,000		Mitsui Fudosan Co Ltd	11,060,732
429,000		Mitsui OSK Lines Ltd	1,786,498
188,800		Mitsui Sumitomo Insurance Group Holdings, Inc	5,065,630
1,160,000		Mitsui Trust Holdings, Inc	5,829,587
8,751,007		Mizuho Financial Group, Inc	19,256,212
77,300		Murata Manufacturing Co Ltd	6,294,825
41,500	e	Nabtesco Corp	915,796
64,100		Namco Bandai Holdings, Inc	1,168,313
1,001,000	*	NEC Corp	2,600,402
41,700		Nexon Co Ltd	506,287
96,000		NGK Insulators Ltd	1,160,365
65,088		NGK Spark Plug Co Ltd	1,097,305
71,300		NHK Spring Co Ltd	771,791
41,500	e	Nidec Corp	2,822,254
128,000		Nikon Corp	2,786,063
40,600		Nintendo Co Ltd	4,481,128
262		Nippon Building Fund, Inc	3,774,984
163,000		Nippon Electric Glass Co Ltd	831,986
303,000		Nippon Express Co Ltd	1,577,092
61,000		Nippon Meat Packers, Inc	936,770
37,700	*,e	Nippon Paper Industries Co Ltd	564,698
2,880,000		Nippon Steel Corp	7,670,806
165,800		Nippon Telegraph & Telephone Corp	8,245,258
627,000		Nippon Yusen Kabushiki Kaisha	1,636,818
232,000		Nishi-Nippon City Bank Ltd	773,951
948,100		Nissan Motor Co Ltd	9,890,862
68,000		Nisshin Seifun Group, Inc	878,578
99	*	Nisshin Steel Holdings Co Ltd	833
25,100	e	Nissin Food Products Co Ltd	1,125,859
12,600		Nitori Co Ltd	950,576
61,900		Nitto Denko Corp	4,066,800
140,000		NKSJ Holdings, Inc	3,553,360
37,700	e	NOK Corp	543,659
1,410,000		Nomura Holdings, Inc	11,523,512
39,600		Nomura Real Estate Holdings, Inc	1,064,599
127		Nomura Real Estate Office Fund, Inc	811,465
34,800		Nomura Research Institute Ltd	1,048,270
171,000	e	NSK Ltd	1,383,309
481		NTT Data Corp	1,522,887
5,876		NTT DoCoMo, Inc	9,730,056
421		NTT Urban Development Corp	624,199
264,000		Obayashi Corp	1,624,305
233,000	e	Odakyu Electric Railway Co Ltd	2,806,017
288,000	e	OJI Paper Co Ltd	1,027,985

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

76,400	*	Olympus Corp	$1,918,234
77,500		Omron Corp	2,448,215
31,900		Ono Pharmaceutical Co Ltd	2,103,897
13,900		Oracle Corp Japan	595,489
19,000		Oriental Land Co Ltd	3,071,738
402,300		ORIX Corp	6,173,015
735,000		Osaka Gas Co Ltd	3,185,503
18,800	e	Osaka Securities Exchange Co Ltd	2,307,701
7,300		Otsuka Corp	756,751
139,600		Otsuka Holdings KK	5,034,295
44,300		Park24 Co Ltd	893,883
279,700	*	Rakuten, Inc	2,983,379
697,000	e	Resona Holdings, Inc	3,720,396
241,000	e	Ricoh Co Ltd	2,681,630
13,100		Rinnai Corp	1,041,656
39,500		Rohm Co Ltd	1,396,388
19,500		Sankyo Co Ltd	888,760
21,000	e	Sanrio Co Ltd	1,054,432
26,800		Santen Pharmaceutical Co Ltd	1,345,224
83,540		SBI Holdings, Inc	1,618,258
76,400		Secom Co Ltd	4,261,146
72,400		Sega Sammy Holdings, Inc	1,902,205
154,000		Sekisui Chemical Co Ltd	1,939,252
207,000		Sekisui House Ltd	3,102,792
287,800		Seven & I Holdings Co Ltd	11,070,561
192,600		Seven Bank Ltd	683,908
407,000	e	Sharp Corp	1,413,139
64,500		Shikoku Electric Power Co, Inc	1,169,181
108,000		Shimadzu Corp	789,151
8,800		Shimamura Co Ltd	1,112,159
28,500		Shimano, Inc	2,482,485
260,000	e	Shimizu Corp	1,046,451
159,600		Shin-Etsu Chemical Co Ltd	10,759,017
582,000	e	Shinsei Bank Ltd	1,633,500
113,800		Shionogi & Co Ltd	2,799,131
139,800		Shiseido Co Ltd	2,001,846
209,000		Shizuoka Bank Ltd	2,558,241
109,600		Shoei Co Ltd	1,218,866
513,000	e	Showa Denko KK	828,363
67,800		Showa Shell Sekiyu KK	544,169
20,400		SMC Corp	4,089,641
360,900		Softbank Corp	17,898,450
556,500		Sojitz Holdings Corp	873,750
323	e	So-net M3, Inc	730,566
383,900		Sony Corp	6,310,544
60,400		Sony Financial Holdings, Inc	853,275
51,000		Stanley Electric Co Ltd	978,157
46,200		Sumco Corp	484,958
573,009		Sumitomo Chemical Co Ltd	1,918,823
434,100		Sumitomo Corp	5,434,511
282,000		Sumitomo Electric Industries Ltd	3,750,222
233,000		Sumitomo Heavy Industries Ltd	1,037,489

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

199,000		Sumitomo Metal Mining Co Ltd	$2,785,865
515,100		Sumitomo Mitsui Financial Group, Inc	24,347,399
137,000		Sumitomo Realty & Development Co Ltd	6,474,805
65,200		Sumitomo Rubber Industries, Inc	1,203,923
70,000		Suruga Bank Ltd	1,238,448
24,900		Suzuken Co Ltd	969,617
139,000	e	Suzuki Motor Corp	3,571,769
28,900		Sysmex Corp	1,863,774
220,000		T&D Holdings, Inc	2,562,612
443,000		Taiheiyo Cement Corp	1,150,519
405,000		Taisei Corp	1,352,714
12,900		Taisho Pharmaceutical Holdings Co Ltd	956,458
83,000	e	Taiyo Nippon Sanso Corp	551,513
96,000		Takashimaya Co Ltd	1,134,755
302,600		Takeda Pharmaceutical Co Ltd	16,613,270
81,300		Tanabe Seiyaku Co Ltd	1,236,681
48,400	e	TDK Corp	1,769,827
338,000		Teijin Ltd	814,326
54,900		Terumo Corp	2,727,456
51,500		THK Co Ltd	1,084,652
389,000		Tobu Railway Co Ltd	2,261,347
41,100		Toho Co Ltd	913,853
172,000	e	Toho Gas Co Ltd	1,025,520
176,100	*	Tohoku Electric Power Co, Inc	1,886,115
581,900	*,e	Tokyo Electric Power Co, Inc	2,575,835
64,400		Tokyo Electron Ltd	3,296,262
941,000		Tokyo Gas Co Ltd	5,371,366
425,000		Tokyu Corp	3,370,302
162,000		Tokyu Land Corp	1,991,800
118,000		TonenGeneral Sekiyu KK	1,192,438
200,000		Toppan Printing Co Ltd	1,523,895
551,000		Toray Industries, Inc	3,873,815
1,528,000		Toshiba Corp	8,425,659
101,000		Toto Ltd	1,047,503
57,800		Toyo Seikan Kaisha Ltd	792,109
35,000		Toyo Suisan Kaisha Ltd	1,189,492
21,800		Toyoda Gosei Co Ltd	565,772
22,300	e	Toyota Boshoku Corp	320,530
60,300		Toyota Industries Corp	2,469,158
1,052,000		Toyota Motor Corp	61,055,785
79,000		Toyota Tsusho Corp	2,200,271
36,600		Trend Micro, Inc	1,026,147
21,700	e	Tsumura & Co	709,062
408,000		UBE Industries Ltd	824,937
43,700	e	Uni-Charm Corp	2,825,703
40,200		Ushio, Inc	409,603
9,350		USS Co Ltd	1,199,460
64,800		West Japan Railway Co	3,135,172
5,733		Yahoo! Japan Corp	2,880,774
37,500	e	Yakult Honsha Co Ltd	1,634,567
33,340	e	Yamada Denki Co Ltd	1,608,937
70,000		Yamaguchi Financial Group, Inc	760,191

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

67,700		Yamaha Corp	$725,985
108,500	e	Yamaha Motor Co Ltd	1,513,621
15,900		Yamato Kogyo Co Ltd	525,885
143,600		Yamato Transport Co Ltd	2,770,036
45,000		Yamazaki Baking Co Ltd	588,891
94,000	e	Yaskawa Electric Corp	1,150,155
72,700		Yokogawa Electric Corp	739,288

		TOTAL JAPAN	1,009,185,872

JERSEY, C.I. - 0.1%
32,918		Randgold Resources Ltd	2,663,155

		TOTAL JERSEY, C.I.	2,663,155

LUXEMBOURG - 0.3%
381,514		ArcelorMittal	4,715,751
24,050		Millicom International Cellular S.A.	1,975,326
117,813		SES Global S.A.	3,674,457
186,606	e	Tenaris S.A.	4,160,271

		TOTAL LUXEMBOURG	14,525,805

MACAU - 0.1%
910,000		Sands China Ltd	4,784,744
565,200	*,e	Wynn Macau Ltd	1,719,033

		TOTAL MACAU	6,503,777

MEXICO - 0.0%
68,730		Fresnillo plc	1,242,281

		TOTAL MEXICO	1,242,281

NETHERLANDS - 4.2%
680,985		Aegon NV	4,548,809
91,014		Akzo Nobel NV	5,489,088
118,334	e	ASML Holding NV	8,805,579
28,195		Boskalis Westminster	1,176,259
24,826		Corio NV	1,149,780
192,790	*	D.E Master Blenders 1753 NV	3,056,894
68,021		Delta Lloyd NV	1,307,929
57,927		DSM NV	3,733,727
26,867		Fugro NV	1,552,273
29,500	e	Gemalto NV	2,411,411
38,901	e	Heineken Holding NV	2,344,063
89,747	e	Heineken NV	6,351,822
1,481,633	*	ING Groep NV	12,205,456
384,456	e	Koninklijke Ahold NV	6,073,333
364,929		Koninklijke Philips Electronics NV	10,100,518
25,355	e	Koninklijke Vopak NV	1,404,096
90,136	*	Qiagen N.V.	1,786,699
43,510		Randstad Holdings NV	1,813,686
265,982	e	Reed Elsevier NV	4,317,105
1,428,452		Royal Dutch Shell plc (A Shares)	48,632,037
1,000,855		Royal Dutch Shell plc (B Shares)	35,107,420

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

397,542	e	Royal KPN NV	$833,023
130,235		TNT Express NV	1,000,644
624,126		Unilever NV	26,594,845
119,878	e	Wolters Kluwer NV	2,652,726
46,586		Ziggo NV	1,665,963

		TOTAL NETHERLANDS	196,115,185

NEW ZEALAND - 0.1%
375,371		Auckland International Airport Ltd	997,787
134,518		Contact Energy Ltd	608,791
250,102	e	Fletcher Building Ltd	1,897,390
200,478		Sky City Entertainment Group Ltd	766,856
763,047		Telecom Corp of New Zealand Ltd	1,703,893

		TOTAL NEW ZEALAND	5,974,717

NORWAY - 0.8%
64,134		Aker Kvaerner ASA	897,612
359,281	e	DNB NOR Holding ASA	5,883,408
70,147	e	Gjensidige Forsikring BA	1,131,255
317,208	e	Norsk Hydro ASA	1,493,927
295,065	e	Orkla ASA	2,660,694
134,826	e	SeaDrill Ltd	5,195,333
427,796		Statoil ASA	10,473,028
267,714		Telenor ASA	6,032,918
70,667		Yara International ASA	3,319,506

		TOTAL NORWAY	37,087,681

PORTUGAL - 0.2%
807,842	*,e	Banco Espirito Santo S.A.	925,622
690,830		Energias de Portugal S.A.	2,374,384
96,175		Galp Energia SGPS S.A.	1,541,371
79,903		Jeronimo Martins SGPS S.A.	1,903,054
257,935	e	Portugal Telecom SGPS S.A.	1,345,856

		TOTAL PORTUGAL	8,090,287

SINGAPORE - 1.7%
826,960		Ascendas Real Estate Investment Trust	1,851,599
921,000		CapitaCommercial Trust	1,282,385
973,000		CapitaLand Ltd	2,967,306
1,014,330		CapitaMall Trust	1,912,575
577,000	e	CapitaMalls Asia Ltd	986,560
190,400	e	City Developments Ltd	1,745,592
766,000		ComfortDelgro Corp Ltd	1,235,920
713,500		DBS Group Holdings Ltd	9,733,045
2,497,400		Genting International plc	3,120,992
817,000		Global Logistic Properties	1,838,804
2,978,647	e	Golden Agri-Resources Ltd	1,283,561
2,021,300		Hutchison Port Holdings Trust	1,680,628
41,009		Jardine Cycle & Carriage Ltd	1,625,371
558,400		Keppel Corp Ltd	4,870,779
300,000		Keppel Land Ltd	991,146
111,680		K-REIT Asia	137,061

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

250	*,e	Neptune Orient Lines Ltd	$223
670,700	e	Olam International Ltd	916,506
1,000,520		Oversea-Chinese Banking Corp	8,832,572
354,460		SembCorp Industries Ltd	1,440,406
299,600	e	SembCorp Marine Ltd	1,052,546
212,933		Singapore Airlines Ltd	1,922,805
318,000		Singapore Exchange Ltd	1,936,402
678,000	e	Singapore Press Holdings Ltd	2,457,108
635,000		Singapore Technologies Engineering Ltd	2,272,694
3,070,403		Singapore Telecommunications Ltd	9,807,792
275,000		StarHub Ltd	1,057,511
489,000		United Overseas Bank Ltd	8,497,495
167,000		United Overseas Land Ltd	969,623
738,000	e	Wilmar International Ltd	2,003,309

		TOTAL SINGAPORE	80,430,316

SPAIN - 2.8%
131,381		Abertis Infraestructuras S.A. (Continuous)	2,451,483
9,185		Acciona S.A.	600,892
55,686	e	ACS Actividades Cons y Servicios S.A.	1,430,191
119,130		Amadeus IT Holding S.A.	3,515,118
2,057,861		Banco Bilbao Vizcaya Argentaria S.A.	20,032,384
36,748	e,m	Banco Bilbao Vizcaya Argentaria S.A.	357,721
1,079,915	e	Banco de Sabadell S.A.	2,243,311
2,114,962		Banco Popular Espanol S.A.	1,646,706
4,019,369		Banco Santander Central Hispano S.A.	29,026,060
160,049		Cintra Concesiones de Infraestructuras de Transporte S.A.	2,647,603
312,711	e	Corp Mapfre S.A.	1,145,323
452,775	e	Criteria Caixacorp S.A.	1,674,160
242,157		Distribuidora Internacional de Alimentacion S.A.	1,877,059
71,595		Enagas	1,906,653
133,334		Gas Natural SDG S.A.	2,791,969
59,851	*	Grifols S.A.	2,402,429
2,829	*	Grifols S.A. (Class B)	87,468
1,786,253		Iberdrola S.A.	9,603,908
83,659	e	Inditex S.A.	11,227,492
41,257		Red Electrica de Espana	2,193,186
310,738		Repsol YPF S.A.	7,285,114
1,555,801		Telefonica S.A.	22,780,516
70,211	e	Zardoya Otis S.A.	980,939

		TOTAL SPAIN	129,907,685

SWEDEN - 3.0%
125,821	e	Alfa Laval AB	2,773,478
128,548	e	Assa Abloy AB (Class B)	5,144,333
258,480	e	Atlas Copco AB (A Shares)	6,834,832
156,557	e	Atlas Copco AB (B Shares)	3,735,361
116,381		Boliden AB	1,858,597
92,501		Electrolux AB (Series B)	2,632,697
142,612	e	Elekta AB (B Shares)	2,186,732
1,172,768		Ericsson (LM) (B Shares)	14,584,979
76,805	e	Getinge AB (B Shares)	2,315,887

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

362,886	e	Hennes & Mauritz AB (B Shares)	$12,887,399
91,386		Hexagon AB (B Shares)	2,621,710
169,733	e	Husqvarna AB (B Shares)	982,104
47,271	e	Industrivarden AB	886,694
180,303		Investor AB (B Shares)	5,347,218
77,954		Kinnevik Investment AB (Series B)	2,043,716
84,834	*	Lundin Petroleum AB	2,039,837
978,197	e	Nordea Bank AB	11,770,665
73,613	e	Ratos AB (B Shares)	711,312
385,316	e	Sandvik AB	5,495,992
123,019		Scania AB (B Shares)	2,630,920
130,017		Securitas AB (B Shares)	1,279,419
524,125		Skandinaviska Enskilda Banken AB (Class A)	5,391,858
144,845	e	Skanska AB (B Shares)	2,471,022
153,219	e	SKF AB (B Shares)	3,576,807
215,204		Svenska Cellulosa AB (B Shares)	5,605,812
184,028		Svenska Handelsbanken (A Shares)	8,389,493
306,992		Swedbank AB (A Shares)	7,559,263
78,069	e	Swedish Match AB	2,708,249
122,201	e	Tele2 AB (B Shares)	2,096,863
816,559		TeliaSonera AB	5,634,058
585,244		Volvo AB (B Shares)	8,111,362

		TOTAL SWEDEN	142,308,669

SWITZERLAND - 8.8%
835,164		ABB Ltd	18,938,934
39,456		Actelion Ltd	2,415,825
47,742		Adecco S.A.	2,553,659
31,171		Aryzta AG.	1,935,421
20,386		Baloise Holding AG.	2,101,289
1,321		Banque Cantonale Vaudoise	731,941
656		Barry Callebaut AG.	640,913
78,915	*	Coca-Cola HBC AG.	2,071,646
198,562		Compagnie Financiere Richemont S.A.	16,069,363
495,232		Credit Suisse Group	13,753,103
3,271		EMS-Chemie Holding AG.	945,931
14,038		Geberit AG.	3,430,636
3,150		Givaudan S.A.	4,056,661
1,479,902	e	Glencore International AG.	7,315,958
84,828		Holcim Ltd	6,617,007
81,587		Julius Baer Group Ltd	3,252,414
20,849		Kuehne & Nagel International AG.	2,388,111
313		Lindt & Spruengli AG.	1,212,442
41		Lindt & Spruengli AG. (Reg)	1,827,110
21,199		Lonza Group AG.	1,477,189
1,232,249		Nestle S.A.	87,874,686
878,011		Novartis AG.	64,997,021
8,731		Pargesa Holding S.A.	608,966
6,250		Partners Group	1,603,530
19,084		Phonak Holding AG.	2,078,973
267,493		Roche Holding AG.	66,964,302
19,455		Schindler Holding AG.	2,919,504

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

9,320		Schindler Holding AG. (Reg)	$1,365,021
2,062		SGS S.A.	4,986,194
771		Sika AG.	1,863,082
241,858		STMicroelectronics NV	2,104,401
8,653		Sulzer AG.	1,478,712
11,683	e	Swatch Group AG.	6,702,775
16,758		Swatch Group AG. Reg	1,685,198
11,916		Swiss Life Holding	1,887,779
23,036		Swiss Prime Site AG.	1,888,901
133,780		Swiss Re Ltd	10,646,425
8,722		Swisscom AG.	4,108,234
35,555		Syngenta AG.	15,200,443
1,388,542		UBS AG. (Switzerland)	24,769,383
56,151		Zurich Financial Services AG.	15,690,926

		TOTAL SWITZERLAND	415,160,009

UNITED KINGDOM - 18.9%
377,020		3i Group plc	1,927,924
366,268		Aberdeen Asset Management plc	2,556,663
106,929	e	Acergy S.A.	2,308,412
78,223		Admiral Group plc	1,558,199
102,193	e	Aggreko plc	2,832,852
115,083		AMEC plc	1,814,159
535,904		Anglo American plc (London)	13,103,255
148,326		Antofagasta plc	2,081,319
521,872		ARM Holdings plc	8,117,146
139,437		Associated British Foods plc	4,194,514
478,042		AstraZeneca plc	24,820,407
1,127,118		Aviva plc	5,351,005
139,238		Babcock International Group	2,316,928
1,236,546		BAE Systems plc	7,222,282
245,538		Balfour Beatty plc	824,505
4,422,144		Barclays plc	19,733,710
1,292,846		BG Group plc	21,824,968
801,184		BHP Billiton plc	22,539,532
7,270,965		BP plc	52,686,436
737,902		British American Tobacco plc	40,905,757
347,464		British Land Co plc	3,214,216
410,171		British Sky Broadcasting plc	5,375,571
2,997,285		BT Group plc	12,887,208
126,484		Bunzl plc	2,516,067
165,503		Burberry Group plc	3,443,006
263,186		Capita Group plc	3,690,648
69,408		Carnival plc	2,505,903
2,023,854		Centrica plc	11,673,086
417,296		Cobham plc	1,625,750
695,517		Compass Group plc	9,159,997
51,581	e	Croda International plc	1,988,422
955,924		Diageo plc	29,191,591
122,918	e	Eurasian Natural Resources Corp	528,581
120,437	e	Evraz plc	293,082
386,404		Experian Group Ltd	6,798,668

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

618,250		GKN plc	$2,646,404
1,874,383		GlaxoSmithKline plc	48,361,839
537,581		Group 4 Securicor plc	2,616,716
253,449		Hammerson plc	2,047,981
93,399		Hargreaves Lansdown plc	1,422,416
7,036,204		HSBC Holdings plc	77,060,418
191,724	e	ICAP plc	859,351
115,426		IMI plc	2,224,968
374,963		Imperial Tobacco Group plc	13,407,118
170,694		Inmarsat plc	1,918,654
108,183		InterContinental Hotels Group plc	3,196,387
355,611	*	International Consolidated Airlines	1,497,979
64,661		Intertek Group plc	3,326,464
312,050		Invensys plc	1,868,258
190,256		Investec plc	1,347,250
1,416,713		ITV plc	2,770,274
467,892		J Sainsbury plc	2,772,934
77,307		Johnson Matthey plc	2,916,223
88,103	e	Kazakhmys plc	478,882
887,240		Kingfisher plc	4,323,194
292,566		Land Securities Group plc	3,974,420
2,231,319		Legal & General Group plc	5,884,312
217,690		Liberty International plc	1,159,407
16,058,656	*	Lloyds TSB Group plc	13,641,713
63,677		London Stock Exchange Group plc	1,328,720
603,764		Marks & Spencer Group plc	3,843,096
280,946		Meggitt plc	2,047,582
434,539		Melrose Industries plc	1,647,132
1,401,302		National Grid plc	17,862,683
60,615		Next plc	4,108,874
1,838,919		Old Mutual plc	5,865,397
311,778		Pearson plc	5,670,492
104,456	e	Petrofac Ltd	2,195,460
969,956		Prudential plc	16,677,976
249,108		Reckitt Benckiser Group plc	18,185,106
454,434		Reed Elsevier plc	5,312,932
573,084		Resolution Ltd	2,353,433
297,584		Rexam plc	2,389,437
167,435	e	Rio Tinto Ltd	9,744,338
508,321		Rio Tinto plc	23,342,140
714,875		Rolls-Royce Group plc	12,566,992
85,070,125	*	Rolls-Royce Holdings plc	132,144
1,318,851		Royal & Sun Alliance Insurance Group plc	2,283,702
805,616	*	Royal Bank of Scotland Group plc	3,844,260
365,803		SABMiller plc	19,737,722
455,650		Sage Group plc	2,390,621
39,829		Schroders plc	1,446,545
368,771		Scottish & Southern Energy plc	8,928,628
268,095		Segro plc	1,110,141
190,100		Serco Group plc	1,829,444
89,353		Severn Trent plc	2,532,359
337,081		Smith & Nephew plc	3,858,433

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

147,320		Smiths Group plc	$2,865,276
917,463		Standard Chartered plc	23,090,157
874,350		Standard Life plc	5,094,607
177,907		Tate & Lyle plc	2,334,757
3,075,600		Tesco plc	17,493,957
165,084		TUI Travel plc	807,140
344,486		Tullow Oil plc	5,369,750
492,017		Unilever plc	21,317,473
266,246		United Utilities Group plc	3,067,201
18,789,660		Vodafone Group plc	57,332,790
80,967		Weir Group plc	2,777,652
68,102		Whitbread plc	2,707,271
878,222	e	WM Morrison Supermarkets plc	3,985,568
103,864		Wolseley plc	5,144,291
479,700		WPP plc	7,930,553
806,474		Xstrata plc	12,136,197

		TOTAL UNITED KINGDOM	892,025,760

UNITED STATES - 0.6%
290,799	d	iShares MSCI EAFE Index Fund	18,012,090
136,508	*	Transocean Ltd	7,003,441

		TOTAL UNITED STATES	25,015,531

		TOTAL COMMON STOCKS	4,585,833,214

		(Cost $4,038,109,804)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	GPT Group	0

		TOTAL AUSTRALIA	0

NETHERLANDS - 0.0%
397,542		Koninklijke KPN NV	534,014

		TOTAL NETHERLANDS	534,014

SINGAPORE - 0.0%
90,832		Olam International Ltd	29,975

		TOTAL SINGAPORE	29,975

SPAIN - 0.0%
4,019,369	e	Banco Santander S.A.	841,636

		TOTAL SPAIN	841,636

		TOTAL RIGHTS / WARRANTS	1,405,625

		(Cost $2,862,002)

TIAA-CREF FUNDS - International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 13.6%
TREASURY DEBT - 2.2%
$20,000,000	d	United States Treasury Bill	0.030%-0.035%	05/09/13	$19,999,856
83,000,000		United States Treasury Bill	0.030-0.090	05/16/13	82,998,533

		TOTAL TREASURY DEBT			102,998,389

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 11.4%
539,280,161	a,c	TIAA-CREF Short Term Lending Portfolio of the State
		Street Navigator Securities Lending Trust	539,280,161

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	539,280,161

		TOTAL SHORT-TERM INVESTMENTS	642,278,550

		(Cost $642,278,550)

		TOTAL INVESTMENTS - 110.6%	5,229,517,389
		(Cost $4,683,250,356)
		OTHER ASSETS & LIABILITIES, NET - (10.6)%	(496,510,583)

		NET ASSETS - 100.0%	$4,733,006,806

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $515,363,207.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2013

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$1,191,971,866	25.1%
INDUSTRIALS	561,042,897	11.9
CONSUMER STAPLES	552,274,420	11.7
CONSUMER DISCRETIONARY	500,191,272	10.6
HEALTH CARE	470,644,920	9.9
MATERIALS	385,895,068	8.2
ENERGY	321,403,830	6.8
TELECOMMUNICATION SERVICES	231,569,429	4.9
INFORMATION TECHNOLOGY	198,136,073	4.2
UTILITIES	174,109,064	3.7
SHORT - TERM INVESTMENTS	642,278,550	13.6
OTHER ASSETS & LIABILITIES, NET	(496,510,583)	(10.6)

NET ASSETS	$4,733,006,806	100.0%

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: June 18, 2013	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 18, 2013	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Dated: June 18, 2013	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification